UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-135849), the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136038), the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136096), the immediately following companion submission (the “third companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136139) and the immediately following companion submission (the “fourth companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136286) provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “fifth companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission, the Registrant’s third companion submission and the Registrant’s fourth companion submission. Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission, the first companion submission, the second companion submission, the third companion submission and the fourth companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

•	PIMCO All Asset Fund Class A
•	PIMCO All Asset Fund Administrative Class
•	PIMCO All Asset Fund Class C
•	PIMCO All Asset Fund Institutional Class
•	PIMCO All Asset Fund I-2
•	PIMCO All Asset Fund Class R
•	PIMCO All Asset Fund I-3
•	PIMCO All Asset All Authority Fund Class A
•	PIMCO All Asset All Authority Fund Class C
•	PIMCO All Asset All Authority Fund Institutional Class
•	PIMCO All Asset All Authority Fund I-2
•	PIMCO All Asset All Authority Fund I-3
•	PIMCO Global Core Asset Allocation Fund Class A
•	PIMCO Global Core Asset Allocation Fund Class C
•	PIMCO Global Core Asset Allocation Fund Institutional Class
•	PIMCO Global Core Asset Allocation Fund I-2
•	PIMCO California Intermediate Municipal Bond Fund Class A
•	PIMCO California Intermediate Municipal Bond Fund Class C
•	PIMCO California Intermediate Municipal Bond Fund Institutional Class
•	PIMCO California Intermediate Municipal Bond Fund I-2
•	PIMCO California Municipal Bond Fund Class A
•	PIMCO California Municipal Bond Fund Class C
•	PIMCO California Municipal Bond Fund Institutional Class
•	PIMCO California Municipal Bond Fund I-2
•	PIMCO California Short Duration Municipal Income Fund Class A
•	PIMCO California Short Duration Municipal Income Fund Institutional Class
•	PIMCO California Short Duration Municipal Income Fund I-2
•	PIMCO High Yield Municipal Bond Fund Class A
•	PIMCO High Yield Municipal Bond Fund Class C
•	PIMCO High Yield Municipal Bond Fund Institutional Class
•	PIMCO High Yield Municipal Bond Fund I-2
•	PIMCO High Yield Municipal Bond Fund I-3
•	PIMCO Municipal Bond Fund Class A
•	PIMCO Municipal Bond Fund Class C
•	PIMCO Municipal Bond Fund Institutional Class
•	PIMCO Municipal Bond Fund I-2
•	PIMCO Municipal Bond Fund I-3
•	PIMCO National Intermediate Municipal Bond Fund Class A
•	PIMCO National Intermediate Municipal Bond Fund Class C
•	PIMCO National Intermediate Municipal Bond Fund Institutional Class
•	PIMCO National Intermediate Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund Class A
•	PIMCO New York Municipal Bond Fund Class C
•	PIMCO New York Municipal Bond Fund Institutional Class
•	PIMCO New York Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund I-3
•	PIMCO Short Duration Municipal Income Fund Class A
•	PIMCO Short Duration Municipal Income Fund Class C
•	PIMCO Short Duration Municipal Income Fund Institutional Class
•	PIMCO Short Duration Municipal Income Fund I-2
•	PIMCO Short Duration Municipal Income Fund Class C-2
•	PIMCO Short Duration Municipal Income Fund I-3

•	PIMCO California Municipal Intermediate Value Fund Institutional Class
•	PIMCO California Municipal Opportunistic Value Fund Institutional Class
•	PIMCO National Municipal Intermediate Value Fund Institutional Class
•	PIMCO National Municipal Opportunistic Value Fund Institutional Class
•	PIMCO Emerging Markets Bond Fund Class A
•	PIMCO Emerging Markets Bond Fund Class C
•	PIMCO Emerging Markets Bond Fund Institutional Class
•	PIMCO Emerging Markets Bond Fund I-2
•	PIMCO Emerging Markets Bond Fund I-3
•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund Class A
•	PIMCO Emerging Markets Local Currency and Bond Fund Class C
•	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund I-2
•	PIMCO Emerging Markets Local Currency and Bond Fund I-3
•	PIMCO Global Advantage® Strategy Bond Fund Class A
•	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
•	PIMCO International Bond Fund (Unhedged) Class A
•	PIMCO International Bond Fund (Unhedged) Administrative Class
•	PIMCO International Bond Fund (Unhedged) Class C
•	PIMCO International Bond Fund (Unhedged) Institutional Class
•	PIMCO International Bond Fund (Unhedged) I-2
•	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

•	PIMCO RAE Fundamental Advantage PLUS Fund Class A
•	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund I-2
•	PIMCO RAE PLUS EMG Fund Class A
•	PIMCO RAE PLUS EMG Fund Class C
•	PIMCO RAE PLUS Fund Class A
•	PIMCO RAE PLUS Fund Class C
•	PIMCO RAE PLUS Fund Institutional Class
•	PIMCO RAE PLUS Fund I-2
•	PIMCO RAE PLUS Fund I-3
•	PIMCO RAE PLUS International Fund Institutional Class
•	PIMCO RAE PLUS International Fund Class A
•	PIMCO RAE PLUS International Fund I-2
•	PIMCO RAE PLUS Small Fund Institutional Class
•	PIMCO RAE PLUS Small Fund Class A
•	PIMCO RAE PLUS Small Fund Class C
•	PIMCO RAE PLUS Small Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
•	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund Class A
•	PIMCO StocksPLUS® Absolute Return Fund Class C
•	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund I-2

•	PIMCO StocksPLUS® Absolute Return Fund I-3
•	PIMCO StocksPLUS® Fund Class A
•	PIMCO StocksPLUS® Fund Class C
•	PIMCO StocksPLUS® Fund Institutional Class
•	PIMCO StocksPLUS® Fund I-2
•	PIMCO StocksPLUS® Fund Class R
•	PIMCO StocksPLUS® Fund I-3
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
•	PIMCO StocksPLUS® International Fund (Unhedged) Class A
•	PIMCO StocksPLUS® International Fund (Unhedged) Class C
•	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (Unhedged) I-2
•	PIMCO StocksPLUS® International Fund (Unhedged) I-3
•	PIMCO StocksPLUS® Long Duration Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund Class A
•	PIMCO StocksPLUS® Short Fund Class C
•	PIMCO StocksPLUS® Short Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund I-2
•	PIMCO StocksPLUS® Short Fund I-3
•	PIMCO StocksPLUS® Small Fund Class A
•	PIMCO StocksPLUS® Small Fund Class C
•	PIMCO StocksPLUS® Small Fund Institutional Class
•	PIMCO StocksPLUS® Small Fund I-2
•	PIMCO StocksPLUS® Small Fund I-3

Filed under the second companion submission on Form N-CSR:

•	PIMCO Climate Bond Fund Class A
•	PIMCO Climate Bond Fund Class C
•	PIMCO Climate Bond Fund Institutional Class
•	PIMCO Climate Bond Fund I-2
•	PIMCO Climate Bond Fund I-3
•	PIMCO Dynamic Bond Fund Class A
•	PIMCO Dynamic Bond Fund Class C
•	PIMCO Dynamic Bond Fund Institutional Class
•	PIMCO Dynamic Bond Fund I-2
•	PIMCO Dynamic Bond Fund Class R
•	PIMCO Dynamic Bond Fund I-3
•	PIMCO Extended Duration Fund Institutional Class
•	PIMCO Extended Duration Fund I-2
•	PIMCO GNMA and Government Securities Fund Class A
•	PIMCO GNMA and Government Securities Fund Class C
•	PIMCO GNMA and Government Securities Fund Institutional Class
•	PIMCO GNMA and Government Securities Fund I-2
•	PIMCO GNMA and Government Securities Fund I-3
•	PIMCO Investment Grade Credit Bond Fund Class A
•	PIMCO Investment Grade Credit Bond Fund Administrative Class
•	PIMCO Investment Grade Credit Bond Fund Class C
•	PIMCO Investment Grade Credit Bond Fund Institutional Class
•	PIMCO Investment Grade Credit Bond Fund I-2
•	PIMCO Investment Grade Credit Bond Fund I-3
•	PIMCO Long Duration Total Return Fund Institutional Class
•	PIMCO Long Duration Total Return Fund I-2
•	PIMCO Long Duration Total Return Fund Class A
•	PIMCO Long Duration Total Return Fund Class C
•	PIMCO Long-Term U.S. Government Fund Class A
•	PIMCO Long-Term U.S. Government Fund Class C
•	PIMCO Long-Term U.S. Government Fund Institutional Class
•	PIMCO Long-Term U.S. Government Fund I-2
•	PIMCO Low Duration Opportunities Fund Class A

•	PIMCO Low Duration Opportunities Fund Class C
•	PIMCO Low Duration Opportunities Fund Institutional Class
•	PIMCO Low Duration Opportunities Fund I-2
•	PIMCO Moderate Duration Fund Institutional Class
•	PIMCO Moderate Duration Fund I-2
•	PIMCO Mortgage Opportunities and Bond Fund I-3
•	PIMCO Mortgage Opportunities and Bond Fund Class A
•	PIMCO Mortgage Opportunities and Bond Fund Class C
•	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
•	PIMCO Mortgage Opportunities and Bond Fund I-2
•	PIMCO Total Return ESG Fund Administrative Class
•	PIMCO Total Return ESG Fund Institutional Class
•	PIMCO Total Return ESG Fund I-2
•	PIMCO Total Return ESG Fund Class A
•	PIMCO Total Return ESG Fund Class C
•	PIMCO Total Return ESG Fund I-3
•	PIMCO Total Return Fund II Institutional Class
•	PIMCO Total Return Fund II I-2
•	PIMCO Total Return Fund IV Class A
•	PIMCO Total Return Fund IV Institutional Class
•	PIMCO Total Return Fund V Institutional Class

Filed under the third companion submission on Form N-CSR:

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
•	PIMCO ABS and Short-Term Investments Portfolio
•	PIMCO EM Bond and Short-Term Investments Portfolio
•	PIMCO High Yield and Short-Term Investments Portfolio
•	PIMCO Investment Grade Credit Bond Portfolio
•	PIMCO Long Duration Credit Bond Portfolio
•	PIMCO Low Duration Portfolio
•	PIMCO Moderate Duration Portfolio
•	PIMCO Mortgage and Short-Term Investments Portfolio
•	PIMCO Municipal Portfolio
•	PIMCO Real Return Portfolio
•	PIMCO Sector Funds Series – AM
•	PIMCO Sector Fund Series – H
•	PIMCO Sector Fund Series – I
•	PIMCO Short-Term Portfolio
•	PIMCO Short-Term Floating NAV Portfolio II
•	PIMCO U.S. Government and Short-Term Investments Portfolio
•	PIMCO International Portfolio
•	PIMCO Short Asset Portfolio
•	PIMCO Short-Term Floating NAV Portfolio III

Filed under the fourth companion submission on Form N-CSR:

•	PIMCO All Asset: Multi-RAE PLUS Fund
•	PIMCO All Asset: Multi-Real Fund
•	PIMCO All Authority: Multi-RAE PLUS Fund
•	PIMCO Income Fund Class A
•	PIMCO Income Fund Administrative Class
•	PIMCO Income Fund Class C
•	PIMCO Income Fund Institutional Class
•	PIMCO Income Fund I-2

•	PIMCO Income Fund Class R
•	PIMCO Income Fund I-3
•	PIMCO Total Return Fund Class A
•	PIMCO Total Return Fund Administrative Class
•	PIMCO Total Return Fund Class C
•	PIMCO Total Return Fund Institutional Class
•	PIMCO Total Return Fund I-2
•	PIMCO Total Return Fund Class R
•	PIMCO Total Return Fund I-3
•	PIMCO Credit Opportunities Bond Fund Class A
•	PIMCO Credit Opportunities Bond Fund Class C
•	PIMCO Credit Opportunities Bond Fund Institutional Class
•	PIMCO Credit Opportunities Bond Fund I-2
•	PIMCO Diversified Income Fund Class A
•	PIMCO Diversified Income Fund Administrative Class
•	PIMCO Diversified Income Fund Class C
•	PIMCO Diversified Income Fund Institutional Class
•	PIMCO Diversified Income Fund I-2
•	PIMCO Diversified Income Fund I-3
•	PIMCO ESG Income Fund Class A
•	PIMCO ESG Income Fund Class C
•	PIMCO ESG Income Fund Institutional Class
•	PIMCO ESG Income Fund I-2
•	PIMCO ESG Income Fund I-3
•	PIMCO High Yield Fund Class A
•	PIMCO High Yield Fund Administrative Class
•	PIMCO High Yield Fund Class C
•	PIMCO High Yield Fund Institutional Class
•	PIMCO High Yield Fund I-2
•	PIMCO High Yield Fund Class R
•	PIMCO High Yield Fund I-3
•	PIMCO High Yield Spectrum Fund Class A
•	PIMCO High Yield Spectrum Fund Class C
•	PIMCO High Yield Spectrum Fund Institutional Class
•	PIMCO High Yield Spectrum Fund I-2
•	PIMCO High Yield Spectrum Fund I-3
•	PIMCO Long-Term Credit Bond Fund Institutional Class
•	PIMCO Long-Term Credit Bond Fund I-2
•	PIMCO Low Duration Credit Fund Class A
•	PIMCO Low Duration Credit Fund Class C
•	PIMCO Low Duration Credit Fund Institutional Class
•	PIMCO Low Duration Credit Fund I-2
•	PIMCO Low Duration Income Fund Class A
•	PIMCO Low Duration Income Fund Class C
•	PIMCO Low Duration Income Fund Institutional Class
•	PIMCO Low Duration Income Fund I-2
•	PIMCO Low Duration Income Fund I-3
•	PIMCO Low Duration Income Fund Class C-2
•	PIMCO Preferred and Capital Securities Fund Class A
•	PIMCO Preferred and Capital Securities Fund Class C
•	PIMCO Preferred and Capital Securities Fund I-2
•	PIMCO Preferred and Capital Securities Fund Institutional Class
•	PIMCO Preferred and Capital Securities Fund I-3

Filed under this submission (the fifth companion submission) on Form N-CSR:

•	PIMCO Government Money Market Fund Class A
•	PIMCO Government Money Market Fund Class C
•	PIMCO Government Money Market Fund Class M
•	PIMCO Government Money Market Fund I-2
•	PIMCO Government Money Market Fund Institutional Class

•	PIMCO Government Money Market Fund Administrative Class
•	PIMCO Low Duration Fund Class A
•	PIMCO Low Duration Fund Administrative Class
•	PIMCO Low Duration Fund Class C
•	PIMCO Low Duration Fund Institutional Class
•	PIMCO Low Duration Fund I-2
•	PIMCO Low Duration Fund Class R
•	PIMCO Low Duration Fund I-3
•	PIMCO Low Duration Fund Class C-2
•	PIMCO Low Duration Fund II Administrative Class
•	PIMCO Low Duration Fund II Institutional Class
•	PIMCO Low Duration ESG Fund Institutional Class
•	PIMCO Low Duration ESG Fund I-2
•	PIMCO Short Asset Investment Fund Class A
•	PIMCO Short Asset Investment Fund Administrative Class
•	PIMCO Short Asset Investment Fund Institutional Class
•	PIMCO Short Asset Investment Fund I-2
•	PIMCO Short Asset Investment Fund Class M
•	PIMCO Short Asset Investment Fund I-3
•	PIMCO Short-Term Fund Class A
•	PIMCO Short-Term Fund Administrative Class
•	PIMCO Short-Term Fund Class C
•	PIMCO Short-Term Fund Institutional Class
•	PIMCO Short-Term Fund I-2
•	PIMCO Short-Term Fund Class R
•	PIMCO Short-Term Fund I-3
•	PIMCO CommoditiesPLUS® Strategy Fund Class A
•	PIMCO CommoditiesPLUS® Strategy Fund Class C
•	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
•	PIMCO CommoditiesPLUS® Strategy Fund I-2
•	PIMCO CommoditiesPLUS® Strategy Fund I-3
•	PIMCO CommodityRealReturnStrategy Fund® Class A
•	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
•	PIMCO CommodityRealReturnStrategy Fund® Class C
•	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
•	PIMCO CommodityRealReturnStrategy Fund® I-2
•	PIMCO CommodityRealReturnStrategy Fund® Class R
•	PIMCO CommodityRealReturnStrategy Fund® I-3
•	PIMCO Inflation Response Multi-Asset Fund Class A
•	PIMCO Inflation Response Multi-Asset Fund Institutional Class
•	PIMCO Inflation Response Multi-Asset Fund I-2
•	PIMCO Inflation Response Multi-Asset Fund I-3
•	PIMCO Long-Term Real Return Fund Institutional Class
•	PIMCO Long-Term Real Return Fund I-2
•	PIMCO Real Return Fund Class A
•	PIMCO Real Return Fund Administrative Class
•	PIMCO Real Return Fund Class C
•	PIMCO Real Return Fund Institutional Class
•	PIMCO Real Return Fund I-2
•	PIMCO Real Return Fund Class R
•	PIMCO Real Return Fund I-3
•	PIMCO RealEstateRealReturn Strategy Fund Class A
•	PIMCO RealEstateRealReturn Strategy Fund Class C
•	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
•	PIMCO RealEstateRealReturn Strategy Fund I-2
•	PIMCO RealEstateRealReturn Strategy Fund I-3
•	PIMCO TRENDS Managed Futures Strategy Fund I-3
•	PIMCO TRENDS Managed Futures Strategy Fund Class C
•	PIMCO TRENDS Managed Futures Strategy Fund Class A
•	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
•	PIMCO TRENDS Managed Futures Strategy Fund I-2

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.27%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$9,444	$10,000	$10,000
4/30/15	$10,410	$10,096	$11,039
5/31/15	$10,106	$10,226	$10,748
6/30/15	$10,094	$10,028	$10,778
7/31/15	$8,832	$10,238	$9,366
8/31/15	$8,805	$9,620	$9,398
9/30/15	$8,205	$9,382	$8,859
10/31/15	$8,379	$10,174	$8,944
11/30/15	$7,696	$10,204	$8,186
12/31/15	$7,195	$10,043	$7,630
1/31/16	$6,765	$9,545	$7,250
2/29/16	$6,658	$9,532	$7,175
3/31/16	$7,127	$10,178	$7,575
4/30/16	$7,893	$10,218	$8,366
5/31/16	$7,960	$10,401	$8,468
6/30/16	$8,075	$10,428	$8,586
7/31/16	$7,577	$10,813	$7,996
8/31/16	$7,698	$10,828	$8,077
9/30/16	$8,075	$10,830	$8,435
10/31/16	$8,021	$10,632	$8,309
11/30/16	$8,263	$11,026	$8,527
12/31/16	$8,531	$11,244	$8,813
1/31/17	$8,612	$11,457	$8,808
2/28/17	$8,639	$11,912	$8,842
3/31/17	$8,297	$11,926	$8,522
4/30/17	$8,095	$12,049	$8,291
5/31/17	$7,961	$12,218	$8,173
6/30/17	$7,856	$12,294	$8,054
7/31/17	$8,280	$12,547	$8,454
8/31/17	$8,308	$12,586	$8,454
9/30/17	$8,544	$12,845	$8,672
10/31/17	$8,898	$13,145	$8,997
11/30/17	$9,045	$13,548	$9,123
12/31/17	$9,408	$13,699	$9,487
1/31/18	$9,714	$14,483	$9,795
2/28/18	$9,485	$13,949	$9,556
3/31/18	$9,714	$13,595	$9,749
4/30/18	$10,111	$13,647	$10,177
5/31/18	$10,325	$13,976	$10,383
6/30/18	$10,249	$14,062	$10,311
7/31/18	$9,946	$14,585	$9,986
8/31/18	$9,994	$15,060	$10,026
9/30/18	$10,332	$15,146	$10,350
10/31/18	$9,781	$14,111	$9,871
11/30/18	$8,680	$14,398	$8,933
12/31/18	$8,224	$13,098	$8,401
1/31/19	$8,933	$14,148	$9,103
2/28/19	$9,394	$14,602	$9,463
3/31/19	$9,506	$14,886	$9,557
4/30/19	$9,790	$15,489	$9,788
5/31/19	$9,007	$14,504	$9,132
6/30/19	$9,376	$15,526	$9,519
7/31/19	$9,394	$15,750	$9,505
8/31/19	$8,838	$15,500	$9,031
9/30/19	$8,984	$15,790	$9,208
10/31/19	$9,147	$16,132	$9,372
11/30/19	$9,147	$16,718	$9,359
12/31/19	$9,801	$17,222	$9,989
1/31/20	$8,896	$17,216	$9,119
2/29/20	$8,171	$15,798	$8,429
3/31/20	$5,891	$13,847	$6,380
4/30/20	$5,618	$15,622	$5,971
5/31/20	$6,709	$16,366	$7,088
6/30/20	$7,084	$16,692	$7,477
7/31/20	$7,484	$17,633	$7,824
8/31/20	$7,903	$18,900	$8,247
9/30/20	$7,635	$18,182	$7,962
10/31/20	$7,307	$17,699	$7,603
11/30/20	$8,309	$19,636	$8,647
12/31/20	$8,856	$20,391	$9,181
1/31/21	$9,275	$20,185	$9,597
2/28/21	$10,259	$20,742	$10,622
3/31/21	$10,077	$21,650	$10,429
4/30/21	$10,879	$22,806	$11,273
5/31/21	$11,207	$22,965	$11,593
6/30/21	$11,688	$23,501	$12,099
7/31/21	$11,887	$24,059	$12,337
8/31/21	$11,738	$24,791	$12,153
9/30/21	$12,263	$23,638	$12,767
10/31/21	$12,933	$25,294	$13,454
11/30/21	$11,745	$25,119	$12,215
12/31/21	$12,699	$26,244	$13,159
1/31/22	$13,870	$24,886	$14,482
2/28/22	$14,857	$24,141	$15,600
3/31/22	$16,221	$25,038	$17,043
4/30/22	$16,840	$22,854	$17,695
5/31/22	$17,512	$22,896	$18,383
6/30/22	$16,086	$21,006	$16,986
7/31/22	$16,165	$22,943	$17,018
8/31/22	$15,749	$22,007	$16,623
9/30/22	$14,607	$19,981	$15,568
10/31/22	$15,300	$21,598	$16,275
11/30/22	$15,516	$22,805	$16,511
12/31/22	$15,582	$21,491	$16,511
1/31/23	$15,796	$22,842	$16,637
2/28/23	$15,273	$22,284	$15,999
3/31/23	$15,148	$23,103	$15,881
4/30/23	$15,124	$23,463	$15,818
5/31/23	$14,135	$23,565	$14,791
6/30/23	$14,690	$25,122	$15,335
7/31/23	$16,137	$25,929	$16,832
8/31/23	$16,185	$25,516	$16,850
9/30/23	$16,435	$24,300	$17,217
10/31/23	$16,000	$23,789	$16,775
11/30/23	$15,710	$25,961	$16,365
12/31/23	$15,371	$27,141	$15,992
1/31/24	$15,789	$27,597	$16,398
2/29/24	$15,838	$29,070	$16,486
3/31/24	$16,639	$30,006	$17,356
4/30/24	$16,910	$28,780	$17,720
5/31/24	$16,836	$30,207	$17,608
6/30/24	$16,860	$31,291	$17,648
7/31/24	$16,256	$31,672	$16,996
8/31/24	$16,054	$32,440	$16,794
9/30/24	$16,222	$33,133	$16,979
10/31/24	$16,196	$32,833	$16,960
11/30/24	$16,222	$34,760	$17,023
12/31/24	$16,627	$33,931	$17,438
1/31/25	$17,104	$34,876	$18,005
2/28/25	$16,865	$34,421	$17,759
3/31/25	$17,299	$32,482	$18,268

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.96%	24.04%	6.24%
Class A (including sales charge)	(1.71%)	22.64%	5.63%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS6016TSRAR_033125

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	2.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$11,019	$10,096	$11,039
5/31/15	$10,689	$10,226	$10,748
6/30/15	$10,660	$10,028	$10,778
7/31/15	$9,337	$10,238	$9,366
8/31/15	$9,293	$9,620	$9,398
9/30/15	$8,655	$9,382	$8,859
10/31/15	$8,829	$10,174	$8,944
11/30/15	$8,105	$10,204	$8,186
12/31/15	$7,562	$10,043	$7,630
1/31/16	$7,113	$9,545	$7,250
2/29/16	$6,997	$9,532	$7,175
3/31/16	$7,489	$10,178	$7,575
4/30/16	$8,286	$10,218	$8,366
5/31/16	$8,358	$10,401	$8,468
6/30/16	$8,460	$10,428	$8,586
7/31/16	$7,953	$10,813	$7,996
8/31/16	$8,069	$10,828	$8,077
9/30/16	$8,445	$10,830	$8,435
10/31/16	$8,387	$10,632	$8,309
11/30/16	$8,634	$11,026	$8,527
12/31/16	$8,923	$11,244	$8,813
1/31/17	$8,981	$11,457	$8,808
2/28/17	$9,010	$11,912	$8,842
3/31/17	$8,663	$11,926	$8,522
4/30/17	$8,445	$12,049	$8,291
5/31/17	$8,301	$12,218	$8,173
6/30/17	$8,175	$12,294	$8,054
7/31/17	$8,615	$12,547	$8,454
8/31/17	$8,646	$12,586	$8,454
9/30/17	$8,874	$12,845	$8,672
10/31/17	$9,239	$13,145	$8,997
11/30/17	$9,382	$13,548	$9,123
12/31/17	$9,756	$13,699	$9,487
1/31/18	$10,068	$14,483	$9,795
2/28/18	$9,822	$13,949	$9,556
3/31/18	$10,052	$13,595	$9,749
4/30/18	$10,463	$13,647	$10,177
5/31/18	$10,677	$13,976	$10,383
6/30/18	$10,586	$14,062	$10,311
7/31/18	$10,275	$14,585	$9,986
8/31/18	$10,310	$15,060	$10,026
9/30/18	$10,656	$15,146	$10,350
10/31/18	$10,080	$14,111	$9,871
11/30/18	$8,946	$14,398	$8,933
12/31/18	$8,473	$13,098	$8,401
1/31/19	$9,199	$14,148	$9,103
2/28/19	$9,658	$14,602	$9,463
3/31/19	$9,762	$14,886	$9,557
4/30/19	$10,050	$15,489	$9,788
5/31/19	$9,244	$14,504	$9,132
6/30/19	$9,608	$15,526	$9,519
7/31/19	$9,627	$15,750	$9,505
8/31/19	$9,048	$15,500	$9,031
9/30/19	$9,187	$15,790	$9,208
10/31/19	$9,362	$16,132	$9,372
11/30/19	$9,362	$16,718	$9,359
12/31/19	$10,006	$17,222	$9,989
1/31/20	$9,073	$17,216	$9,119
2/29/20	$8,335	$15,798	$8,429
3/31/20	$5,993	$13,847	$6,380
4/30/20	$5,740	$15,622	$5,971
5/31/20	$6,830	$16,366	$7,088
6/30/20	$7,223	$16,692	$7,477
7/31/20	$7,612	$17,633	$7,824
8/31/20	$8,041	$18,900	$8,247
9/30/20	$7,749	$18,182	$7,962
10/31/20	$7,418	$17,699	$7,603
11/30/20	$8,430	$19,636	$8,647
12/31/20	$8,975	$20,391	$9,181
1/31/21	$9,384	$20,185	$9,597
2/28/21	$10,397	$20,742	$10,622
3/31/21	$10,202	$21,650	$10,429
4/30/21	$11,010	$22,806	$11,273
5/31/21	$11,331	$22,965	$11,593
6/30/21	$11,808	$23,501	$12,099
7/31/21	$11,994	$24,059	$12,337
8/31/21	$11,845	$24,791	$12,153
9/30/21	$12,368	$23,638	$12,767
10/31/21	$13,024	$25,294	$13,454
11/30/21	$11,844	$25,119	$12,215
12/31/21	$12,781	$26,244	$13,159
1/31/22	$13,961	$24,886	$14,482
2/28/22	$14,936	$24,141	$15,600
3/31/22	$16,303	$25,038	$17,043
4/30/22	$16,899	$22,854	$17,695
5/31/22	$17,578	$22,896	$18,383
6/30/22	$16,134	$21,006	$16,986
7/31/22	$16,224	$22,943	$17,018
8/31/22	$15,771	$22,007	$16,623
9/30/22	$14,623	$19,981	$15,568
10/31/22	$15,298	$21,598	$16,275
11/30/22	$15,498	$22,805	$16,511
12/31/22	$15,563	$21,491	$16,511
1/31/23	$15,758	$22,842	$16,637
2/28/23	$15,229	$22,284	$15,999
3/31/23	$15,090	$23,103	$15,881
4/30/23	$15,062	$23,463	$15,818
5/31/23	$14,073	$23,565	$14,791
6/30/23	$14,638	$25,122	$15,335
7/31/23	$16,051	$25,929	$16,832
8/31/23	$16,080	$25,516	$16,850
9/30/23	$16,334	$24,300	$17,217
10/31/23	$15,882	$23,789	$16,775
11/30/23	$15,571	$25,961	$16,365
12/31/23	$15,256	$27,141	$15,992
1/31/24	$15,630	$27,597	$16,398
2/29/24	$15,688	$29,070	$16,486
3/31/24	$16,486	$30,006	$17,356
4/30/24	$16,716	$28,780	$17,720
5/31/24	$16,659	$30,207	$17,608
6/30/24	$16,665	$31,291	$17,648
7/31/24	$16,074	$31,672	$16,996
8/31/24	$15,837	$32,440	$16,794
9/30/24	$16,008	$33,133	$16,979
10/31/24	$15,977	$32,833	$16,960
11/30/24	$15,977	$34,760	$17,023
12/31/24	$16,361	$33,931	$17,438
1/31/25	$16,829	$34,876	$18,005
2/28/25	$16,580	$34,421	$17,759
3/31/25	$17,003	$32,482	$18,268

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.14%	23.19%	5.45%
Class C (including sales charge)	2.20%	23.19%	5.45%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS6216TSRAR_033125

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,100,978	$1,009,593	$1,103,873
5/31/15	$1,070,372	$1,022,576	$1,074,822
6/30/15	$1,068,583	$1,002,781	$1,077,753
7/31/15	$934,884	$1,023,790	$936,551
8/31/15	$931,988	$962,021	$939,768
9/30/15	$868,761	$938,217	$885,889
10/31/15	$886,893	$1,017,360	$894,412
11/30/15	$816,624	$1,020,385	$818,552
12/31/15	$762,415	$1,004,292	$762,979
1/31/16	$717,229	$954,455	$725,002
2/29/16	$707,284	$953,167	$717,486
3/31/16	$756,500	$1,017,828	$757,514
4/30/16	$838,112	$1,021,774	$836,616
5/31/16	$845,049	$1,040,123	$846,843
6/30/16	$857,722	$1,042,818	$858,601
7/31/16	$805,419	$1,081,265	$799,584
8/31/16	$818,008	$1,082,784	$807,729
9/30/16	$858,806	$1,082,988	$843,465
10/31/16	$853,055	$1,063,233	$830,904
11/30/16	$878,331	$1,102,610	$852,719
12/31/16	$907,824	$1,124,405	$881,252
1/31/17	$916,165	$1,145,730	$880,773
2/28/17	$918,878	$1,191,223	$884,185
3/31/17	$884,202	$1,192,612	$852,160
4/30/17	$862,872	$1,204,860	$829,127
5/31/17	$848,617	$1,221,816	$817,310
6/30/17	$836,859	$1,229,442	$805,369
7/31/17	$882,749	$1,254,723	$845,391
8/31/17	$887,089	$1,258,564	$845,403
9/30/17	$911,461	$1,284,525	$867,222
10/31/17	$948,546	$1,314,500	$899,693
11/30/17	$965,476	$1,354,816	$912,263
12/31/17	$1,004,724	$1,369,880	$948,717
1/31/18	$1,036,744	$1,448,311	$979,501
2/28/18	$1,012,517	$1,394,930	$955,592
3/31/18	$1,037,461	$1,359,480	$974,890
4/30/18	$1,080,793	$1,364,697	$1,017,724
5/31/18	$1,103,411	$1,397,561	$1,038,345
6/30/18	$1,093,540	$1,406,163	$1,031,075
7/31/18	$1,063,070	$1,458,492	$998,642
8/31/18	$1,068,148	$1,506,017	$1,002,617
9/30/18	$1,103,679	$1,514,589	$1,035,015
10/31/18	$1,045,312	$1,411,067	$987,111
11/30/18	$928,576	$1,439,822	$893,278
12/31/18	$879,587	$1,309,819	$840,103
1/31/19	$956,645	$1,414,783	$910,333
2/28/19	$1,005,511	$1,460,209	$946,295
3/31/19	$1,017,817	$1,488,583	$955,689
4/30/19	$1,048,031	$1,548,856	$978,843
5/31/19	$964,944	$1,450,428	$913,193
6/30/19	$1,004,680	$1,552,649	$951,876
7/31/19	$1,006,583	$1,574,964	$950,481
8/31/19	$947,596	$1,550,016	$903,112
9/30/19	$963,897	$1,579,018	$920,803
10/31/19	$981,178	$1,613,219	$937,221
11/30/19	$981,178	$1,671,777	$935,942
12/31/19	$1,049,776	$1,722,235	$998,876
1/31/20	$953,467	$1,721,559	$911,889
2/29/20	$876,419	$1,579,842	$842,933
3/31/20	$632,573	$1,384,711	$637,991
4/30/20	$603,556	$1,562,223	$597,074
5/31/20	$719,624	$1,636,628	$708,827
6/30/20	$761,758	$1,669,176	$747,675
7/31/20	$804,401	$1,763,293	$782,429
8/31/20	$850,921	$1,890,039	$824,720
9/30/20	$821,063	$1,818,224	$796,199
10/31/20	$784,183	$1,769,870	$760,320
11/30/20	$892,882	$1,963,607	$864,721
12/31/20	$953,555	$2,039,105	$918,095
1/31/21	$998,222	$2,018,518	$959,685
2/28/21	$1,105,036	$2,074,179	$1,062,177
3/31/21	$1,084,644	$2,165,019	$1,042,880
4/30/21	$1,172,037	$2,280,563	$1,127,329
5/31/21	$1,207,966	$2,296,491	$1,159,290
6/30/21	$1,260,807	$2,350,103	$1,209,899
7/31/21	$1,281,849	$2,405,929	$1,233,749
8/31/21	$1,266,067	$2,479,083	$1,215,251
9/30/21	$1,323,144	$2,363,781	$1,276,744
10/31/21	$1,395,669	$2,529,392	$1,345,440
11/30/21	$1,268,308	$2,511,866	$1,221,538
12/31/21	$1,371,030	$2,624,438	$1,315,853
1/31/22	$1,498,403	$2,488,631	$1,448,176
2/28/22	$1,604,547	$2,414,118	$1,560,016
3/31/22	$1,753,188	$2,503,753	$1,704,321
4/30/22	$1,820,397	$2,285,421	$1,769,459
5/31/22	$1,893,366	$2,289,614	$1,838,298
6/30/22	$1,739,648	$2,100,621	$1,698,572
7/31/22	$1,750,102	$2,294,307	$1,701,820
8/31/22	$1,704,102	$2,200,741	$1,662,348
9/30/22	$1,580,630	$1,998,056	$1,556,755
10/31/22	$1,655,789	$2,159,821	$1,627,524
11/30/22	$1,678,565	$2,280,521	$1,651,058
12/31/22	$1,686,253	$2,149,130	$1,651,124
1/31/23	$1,711,234	$2,284,168	$1,663,664
2/28/23	$1,653,777	$2,228,437	$1,599,917
3/31/23	$1,641,493	$2,310,252	$1,588,110
4/30/23	$1,638,960	$2,346,311	$1,581,811
5/31/23	$1,532,567	$2,356,510	$1,479,141
6/30/23	$1,593,363	$2,512,217	$1,533,521
7/31/23	$1,750,420	$2,592,922	$1,683,176
8/31/23	$1,755,486	$2,551,639	$1,684,968
9/30/23	$1,784,089	$2,429,982	$1,721,668
10/31/23	$1,738,343	$2,378,888	$1,677,506
11/30/23	$1,705,304	$2,596,140	$1,636,490
12/31/23	$1,671,462	$2,714,085	$1,599,203
1/31/24	$1,715,447	$2,759,693	$1,639,802
2/29/24	$1,723,210	$2,907,048	$1,648,587
3/31/24	$1,808,274	$3,000,582	$1,735,565
4/30/24	$1,839,406	$2,878,024	$1,771,963
5/31/24	$1,831,623	$3,020,730	$1,760,799
6/30/24	$1,835,284	$3,129,120	$1,764,777
7/31/24	$1,768,980	$3,167,209	$1,699,553
8/31/24	$1,747,763	$3,244,035	$1,679,375
9/30/24	$1,766,682	$3,313,318	$1,697,916
10/31/24	$1,763,960	$3,283,271	$1,696,007
11/30/24	$1,766,682	$3,476,003	$1,702,287
12/31/24	$1,811,133	$3,393,141	$1,743,837
1/31/25	$1,864,073	$3,487,632	$1,800,531
2/28/25	$1,838,996	$3,442,124	$1,775,866
3/31/25	$1,885,595	$3,248,180	$1,826,777

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	4.28%	24.41%	6.55%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS2176TSRAR_033125

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,101,108	$1,009,593	$1,103,873
5/31/15	$1,070,637	$1,022,576	$1,074,822
6/30/15	$1,068,979	$1,002,781	$1,077,753
7/31/15	$935,357	$1,023,790	$936,551
8/31/15	$932,573	$962,021	$939,768
9/30/15	$869,415	$938,217	$885,889
10/31/15	$887,674	$1,017,360	$894,412
11/30/15	$817,447	$1,020,385	$818,552
12/31/15	$763,282	$1,004,292	$762,979
1/31/16	$718,134	$954,455	$725,002
2/29/16	$708,258	$953,167	$717,486
3/31/16	$757,638	$1,017,828	$757,514
4/30/16	$839,469	$1,021,774	$836,616
5/31/16	$846,523	$1,040,123	$846,843
6/30/16	$859,324	$1,042,818	$858,601
7/31/16	$807,029	$1,081,265	$799,584
8/31/16	$819,749	$1,082,784	$807,729
9/30/16	$860,737	$1,082,988	$843,465
10/31/16	$855,083	$1,063,233	$830,904
11/30/16	$880,524	$1,102,610	$852,719
12/31/16	$910,205	$1,124,405	$881,252
1/31/17	$918,685	$1,145,730	$880,773
2/28/17	$921,511	$1,191,223	$884,185
3/31/17	$886,848	$1,192,612	$852,160
4/30/17	$865,564	$1,204,860	$829,127
5/31/17	$851,374	$1,221,816	$817,310
6/30/17	$839,680	$1,229,442	$805,369
7/31/17	$885,832	$1,254,723	$845,391
8/31/17	$890,299	$1,258,564	$845,403
9/30/17	$914,870	$1,284,525	$867,222
10/31/17	$952,212	$1,314,500	$899,693
11/30/17	$969,327	$1,354,816	$912,263
12/31/17	$1,008,856	$1,369,880	$948,717
1/31/18	$1,041,139	$1,448,311	$979,501
2/28/18	$1,016,926	$1,394,930	$955,592
3/31/18	$1,042,109	$1,359,480	$974,890
4/30/18	$1,085,732	$1,364,697	$1,017,724
5/31/18	$1,108,351	$1,397,561	$1,038,345
6/30/18	$1,101,304	$1,406,163	$1,031,075
7/31/18	$1,069,162	$1,458,492	$998,642
8/31/18	$1,074,237	$1,506,017	$1,002,617
9/30/18	$1,109,761	$1,514,589	$1,035,015
10/31/18	$1,051,446	$1,411,067	$987,111
11/30/18	$933,048	$1,439,822	$893,278
12/31/18	$886,423	$1,309,819	$840,103
1/31/19	$961,544	$1,414,783	$910,333
2/28/19	$1,012,250	$1,460,209	$946,295
3/31/19	$1,024,910	$1,488,583	$955,689
4/30/19	$1,055,110	$1,548,856	$978,843
5/31/19	$972,060	$1,450,428	$913,193
6/30/19	$1,010,197	$1,552,649	$951,876
7/31/19	$1,014,002	$1,574,964	$950,481
8/31/19	$955,026	$1,550,016	$903,112
9/30/19	$969,797	$1,579,018	$920,803
10/31/19	$989,001	$1,613,219	$937,221
11/30/19	$989,001	$1,671,777	$935,942
12/31/19	$1,058,010	$1,722,235	$998,876
1/31/20	$961,652	$1,721,559	$911,889
2/29/20	$884,566	$1,579,842	$842,933
3/31/20	$637,023	$1,384,711	$637,991
4/30/20	$609,916	$1,562,223	$597,074
5/31/20	$726,090	$1,636,628	$708,827
6/30/20	$768,395	$1,669,176	$747,675
7/31/20	$811,084	$1,763,293	$782,429
8/31/20	$857,653	$1,890,039	$824,720
9/30/20	$828,139	$1,818,224	$796,199
10/31/20	$791,203	$1,769,870	$760,320
11/30/20	$902,010	$1,963,607	$864,721
12/31/20	$961,233	$2,039,105	$918,095
1/31/21	$1,005,987	$2,018,518	$959,685
2/28/21	$1,114,952	$2,074,179	$1,062,177
3/31/21	$1,095,494	$2,165,019	$1,042,880
4/30/21	$1,184,029	$2,280,563	$1,127,329
5/31/21	$1,220,027	$2,296,491	$1,159,290
6/30/21	$1,272,827	$2,350,103	$1,209,899
7/31/21	$1,293,779	$2,405,929	$1,233,749
8/31/21	$1,278,065	$2,479,083	$1,215,251
9/30/21	$1,336,146	$2,363,781	$1,276,744
10/31/21	$1,408,417	$2,529,392	$1,345,440
11/30/21	$1,281,501	$2,511,866	$1,221,538
12/31/21	$1,384,497	$2,624,438	$1,315,853
1/31/22	$1,515,010	$2,488,631	$1,448,176
2/28/22	$1,622,595	$2,414,118	$1,560,016
3/31/22	$1,772,878	$2,503,753	$1,704,321
4/30/22	$1,839,815	$2,285,421	$1,769,459
5/31/22	$1,914,402	$2,289,614	$1,838,298
6/30/22	$1,757,821	$2,100,621	$1,698,572
7/31/22	$1,770,303	$2,294,307	$1,701,820
8/31/22	$1,724,537	$2,200,741	$1,662,348
9/30/22	$1,598,506	$1,998,056	$1,556,755
10/31/22	$1,675,488	$2,159,821	$1,627,524
11/30/22	$1,698,130	$2,280,521	$1,651,058
12/31/22	$1,707,196	$2,149,130	$1,651,124
1/31/23	$1,732,010	$2,284,168	$1,663,664
2/28/23	$1,674,938	$2,228,437	$1,599,917
3/31/23	$1,660,818	$2,310,252	$1,588,110
4/30/23	$1,658,301	$2,346,311	$1,581,811
5/31/23	$1,552,613	$2,356,510	$1,479,141
6/30/23	$1,615,523	$2,512,217	$1,533,521
7/31/23	$1,774,055	$2,592,922	$1,683,176
8/31/23	$1,779,088	$2,551,639	$1,684,968
9/30/23	$1,808,498	$2,429,982	$1,721,668
10/31/23	$1,760,507	$2,378,888	$1,677,506
11/30/23	$1,727,672	$2,596,140	$1,636,490
12/31/23	$1,694,359	$2,714,085	$1,599,203
1/31/24	$1,738,068	$2,759,693	$1,639,802
2/29/24	$1,745,781	$2,907,048	$1,648,587
3/31/24	$1,833,352	$3,000,582	$1,735,565
4/30/24	$1,864,295	$2,878,024	$1,771,963
5/31/24	$1,856,559	$3,020,730	$1,760,799
6/30/24	$1,860,705	$3,129,120	$1,764,777
7/31/24	$1,794,816	$3,167,209	$1,699,553
8/31/24	$1,771,096	$3,244,035	$1,679,375
9/30/24	$1,793,261	$3,313,318	$1,697,916
10/31/24	$1,790,556	$3,283,271	$1,696,007
11/30/24	$1,793,261	$3,476,003	$1,702,287
12/31/24	$1,838,027	$3,393,141	$1,743,837
1/31/25	$1,893,389	$3,487,632	$1,800,531
2/28/25	$1,865,708	$3,442,124	$1,775,866
3/31/25	$1,915,285	$3,248,180	$1,826,777

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.47%	24.63%	6.71%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS1970TSRAR_033125

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,101,671	$1,009,593	$1,103,873
5/31/15	$1,069,638	$1,022,576	$1,074,822
6/30/15	$1,069,184	$1,002,781	$1,077,753
7/31/15	$936,236	$1,023,790	$936,551
8/31/15	$932,037	$962,021	$939,768
9/30/15	$869,681	$938,217	$885,889
10/31/15	$888,035	$1,017,360	$894,412
11/30/15	$816,032	$1,020,385	$818,552
12/31/15	$762,559	$1,004,292	$762,979
1/31/16	$718,701	$954,455	$725,002
2/29/16	$707,383	$953,167	$717,486
3/31/16	$756,900	$1,017,828	$757,514
4/30/16	$837,541	$1,021,774	$836,616
5/31/16	$846,030	$1,040,123	$846,843
6/30/16	$858,726	$1,042,818	$858,601
7/31/16	$806,295	$1,081,265	$799,584
8/31/16	$819,049	$1,082,784	$807,729
9/30/16	$858,726	$1,082,988	$843,465
10/31/16	$854,475	$1,063,233	$830,904
11/30/16	$879,981	$1,102,610	$852,719
12/31/16	$909,739	$1,124,405	$881,252
1/31/17	$916,824	$1,145,730	$880,773
2/28/17	$919,659	$1,191,223	$884,185
3/31/17	$885,503	$1,192,612	$852,160
4/30/17	$864,182	$1,204,860	$829,127
5/31/17	$849,969	$1,221,816	$817,310
6/30/17	$838,071	$1,229,442	$805,369
7/31/17	$884,300	$1,254,723	$845,391
8/31/17	$887,282	$1,258,564	$845,403
9/30/17	$913,123	$1,284,525	$867,222
10/31/17	$950,521	$1,314,500	$899,693
11/30/17	$966,103	$1,354,816	$912,263
12/31/17	$1,005,449	$1,369,880	$948,717
1/31/18	$1,039,395	$1,448,311	$979,501
2/28/18	$1,013,531	$1,394,930	$955,592
3/31/18	$1,038,730	$1,359,480	$974,890
4/30/18	$1,082,415	$1,364,697	$1,017,724
5/31/18	$1,105,066	$1,397,561	$1,038,345
6/30/18	$1,097,910	$1,406,163	$1,031,075
7/31/18	$1,065,718	$1,458,492	$998,642
8/31/18	$1,070,801	$1,506,017	$1,002,617
9/30/18	$1,107,789	$1,514,589	$1,035,015
10/31/18	$1,049,392	$1,411,067	$987,111
11/30/18	$930,826	$1,439,822	$893,278
12/31/18	$882,059	$1,309,819	$840,103
1/31/19	$959,168	$1,414,783	$910,333
2/28/19	$1,008,067	$1,460,209	$946,295
3/31/19	$1,020,587	$1,488,583	$955,689
4/30/19	$1,050,826	$1,548,856	$978,843
5/31/19	$967,667	$1,450,428	$913,193
6/30/19	$1,007,560	$1,552,649	$951,876
7/31/19	$1,009,465	$1,574,964	$950,481
8/31/19	$950,420	$1,550,016	$903,112
9/30/19	$966,889	$1,579,018	$920,803
10/31/19	$984,190	$1,613,219	$937,221
11/30/19	$984,190	$1,671,777	$935,942
12/31/19	$1,053,021	$1,722,235	$998,876
1/31/20	$956,590	$1,721,559	$911,889
2/29/20	$879,446	$1,579,842	$842,933
3/31/20	$633,406	$1,384,711	$637,991
4/30/20	$606,287	$1,562,223	$597,074
5/31/20	$722,509	$1,636,628	$708,827
6/30/20	$764,776	$1,669,176	$747,675
7/31/20	$807,480	$1,763,293	$782,429
8/31/20	$852,124	$1,890,039	$824,720
9/30/20	$822,378	$1,818,224	$796,199
10/31/20	$787,383	$1,769,870	$760,320
11/30/20	$896,256	$1,963,607	$864,721
12/31/20	$957,323	$2,039,105	$918,095
1/31/21	$1,002,076	$2,018,518	$959,685
2/28/21	$1,109,094	$2,074,179	$1,062,177
3/31/21	$1,088,663	$2,165,019	$1,042,880
4/30/21	$1,176,223	$2,280,563	$1,127,329
5/31/21	$1,212,220	$2,296,491	$1,159,290
6/30/21	$1,265,133	$2,350,103	$1,209,899
7/31/21	$1,286,189	$2,405,929	$1,233,749
8/31/21	$1,270,397	$2,479,083	$1,215,251
9/30/21	$1,328,276	$2,363,781	$1,276,744
10/31/21	$1,399,118	$2,529,392	$1,345,440
11/30/21	$1,273,374	$2,511,866	$1,221,538
12/31/21	$1,376,507	$2,624,438	$1,315,853
1/31/22	$1,504,060	$2,488,631	$1,448,176
2/28/22	$1,610,354	$2,414,118	$1,560,016
3/31/22	$1,759,094	$2,503,753	$1,704,321
4/30/22	$1,826,382	$2,285,421	$1,769,459
5/31/22	$1,901,360	$2,289,614	$1,838,298
6/30/22	$1,745,748	$2,100,621	$1,698,572
7/31/22	$1,756,214	$2,294,307	$1,701,820
8/31/22	$1,710,163	$2,200,741	$1,662,348
9/30/22	$1,586,879	$1,998,056	$1,556,755
10/31/22	$1,662,119	$2,159,821	$1,627,524
11/30/22	$1,687,199	$2,280,521	$1,651,058
12/31/22	$1,693,165	$2,149,130	$1,651,124
1/31/23	$1,718,175	$2,284,168	$1,663,664
2/28/23	$1,660,653	$2,228,437	$1,599,917
3/31/23	$1,648,574	$2,310,252	$1,588,110
4/30/23	$1,646,038	$2,346,311	$1,581,811
5/31/23	$1,539,514	$2,356,510	$1,479,141
6/30/23	$1,600,385	$2,512,217	$1,533,521
7/31/23	$1,760,170	$2,592,922	$1,683,176
8/31/23	$1,762,706	$2,551,639	$1,684,968
9/30/23	$1,794,214	$2,429,982	$1,721,668
10/31/23	$1,745,859	$2,378,888	$1,677,506
11/30/23	$1,712,774	$2,596,140	$1,636,490
12/31/23	$1,678,737	$2,714,085	$1,599,203
1/31/24	$1,722,778	$2,759,693	$1,639,802
2/29/24	$1,730,550	$2,907,048	$1,648,587
3/31/24	$1,818,458	$3,000,582	$1,735,565
4/30/24	$1,847,034	$2,878,024	$1,771,963
5/31/24	$1,839,241	$3,020,730	$1,760,799
6/30/24	$1,843,059	$3,129,120	$1,764,777
7/31/24	$1,779,322	$3,167,209	$1,699,553
8/31/24	$1,755,421	$3,244,035	$1,679,375
9/30/24	$1,777,372	$3,313,318	$1,697,916
10/31/24	$1,774,646	$3,283,271	$1,696,007
11/30/24	$1,774,646	$3,476,003	$1,702,287
12/31/24	$1,819,324	$3,393,141	$1,743,837
1/31/25	$1,872,341	$3,487,632	$1,800,531
2/28/25	$1,847,228	$3,442,124	$1,775,866
3/31/25	$1,896,862	$3,248,180	$1,826,777

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.31%	24.53%	6.61%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS1980TSRAR_033125

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$9,456	$10,000	$10,000
4/30/15	$5,011	$10,096	$10,573
5/31/15	$19,456	$10,226	$10,288
6/30/15	$9,883	$10,028	$10,466
7/31/15	$8,826	$10,238	$9,354
8/31/15	$8,642	$9,620	$9,269
9/30/15	$8,276	$9,382	$8,952
10/31/15	$8,276	$10,174	$8,912
11/30/15	$7,643	$10,204	$8,265
12/31/15	$7,375	$10,043	$8,010
1/31/16	$7,256	$9,545	$7,876
2/29/16	$7,077	$9,532	$7,748
3/31/16	$7,495	$10,178	$8,044
4/30/16	$8,151	$10,218	$8,728
5/31/16	$8,092	$10,401	$8,712
6/30/16	$8,503	$10,428	$9,072
7/31/16	$8,084	$10,813	$8,608
8/31/16	$7,929	$10,828	$8,456
9/30/16	$8,234	$10,830	$8,721
10/31/16	$8,186	$10,632	$8,679
11/30/16	$8,246	$11,026	$8,794
12/31/16	$8,418	$11,244	$8,953
1/31/17	$8,478	$11,457	$8,965
2/28/17	$8,490	$11,912	$8,984
3/31/17	$8,272	$11,926	$8,745
4/30/17	$8,139	$12,049	$8,613
5/31/17	$8,006	$12,218	$8,499
6/30/17	$7,937	$12,294	$8,482
7/31/17	$8,149	$12,547	$8,674
8/31/17	$8,198	$12,586	$8,709
9/30/17	$8,178	$12,845	$8,696
10/31/17	$8,382	$13,145	$8,882
11/30/17	$8,331	$13,548	$8,841
12/31/17	$8,615	$13,699	$9,105
1/31/18	$8,771	$14,483	$9,286
2/28/18	$8,576	$13,949	$9,126
3/31/18	$8,576	$13,595	$9,069
4/30/18	$8,784	$13,647	$9,303
5/31/18	$8,901	$13,976	$9,435
6/30/18	$8,605	$14,062	$9,105
7/31/18	$8,393	$14,585	$8,911
8/31/18	$8,260	$15,060	$8,753
9/30/18	$8,405	$15,146	$8,921
10/31/18	$8,108	$14,111	$8,728
11/30/18	$7,920	$14,398	$8,679
12/31/18	$7,388	$13,098	$8,081
1/31/19	$7,881	$14,148	$8,522
2/28/19	$8,018	$14,602	$8,608
3/31/19	$8,064	$14,886	$8,593
4/30/19	$8,091	$15,489	$8,556
5/31/19	$7,762	$14,504	$8,268
6/30/19	$8,025	$15,526	$8,490
7/31/19	$7,955	$15,750	$8,433
8/31/19	$7,732	$15,500	$8,238
9/30/19	$7,771	$15,790	$8,335
10/31/19	$7,955	$16,132	$8,503
11/30/19	$7,771	$16,718	$8,285
12/31/19	$8,257	$17,222	$8,703
1/31/20	$7,631	$17,216	$8,063
2/29/20	$7,233	$15,798	$7,656
3/31/20	$5,900	$13,847	$6,676
4/30/20	$5,986	$15,622	$6,573
5/31/20	$6,371	$16,366	$6,858
6/30/20	$6,608	$16,692	$7,015
7/31/20	$7,066	$17,633	$7,415
8/31/20	$7,640	$18,900	$7,917
9/30/20	$7,365	$18,182	$7,651
10/31/20	$7,437	$17,699	$7,759
11/30/20	$7,782	$19,636	$8,032
12/31/20	$8,291	$20,391	$8,431
1/31/21	$8,579	$20,185	$8,653
2/28/21	$9,142	$20,742	$9,212
3/31/21	$8,997	$21,650	$9,015
4/30/21	$9,805	$22,806	$9,762
5/31/21	$10,165	$22,965	$10,028
6/30/21	$10,327	$23,501	$10,214
7/31/21	$10,626	$24,059	$10,402
8/31/21	$10,573	$24,791	$10,371
9/30/21	$11,055	$23,638	$10,887
10/31/21	$11,378	$25,294	$11,168
11/30/21	$10,535	$25,119	$10,352
12/31/21	$11,010	$26,244	$10,717
1/31/22	$11,838	$24,886	$11,658
2/28/22	$12,648	$24,141	$12,384
3/31/22	$13,674	$25,038	$13,455
4/30/22	$14,211	$22,854	$14,012
5/31/22	$14,461	$22,896	$14,225
6/30/22	$12,628	$21,006	$12,693
7/31/22	$13,407	$22,943	$13,234
8/31/22	$13,112	$22,007	$13,245
9/30/22	$11,548	$19,981	$12,171
10/31/22	$11,924	$21,598	$12,414
11/30/22	$12,252	$22,805	$12,754
12/31/22	$11,940	$21,491	$12,441
1/31/23	$11,914	$22,842	$12,380
2/28/23	$11,322	$22,284	$11,799
3/31/23	$11,422	$23,103	$11,774
4/30/23	$11,332	$23,463	$11,686
5/31/23	$10,540	$23,565	$11,027
6/30/23	$10,900	$25,122	$11,473
7/31/23	$11,638	$25,929	$12,190
8/31/23	$11,521	$25,516	$12,097
9/30/23	$11,377	$24,300	$12,013
10/31/23	$11,359	$23,789	$12,045
11/30/23	$11,215	$25,961	$11,774
12/31/23	$10,999	$27,141	$11,457
1/31/24	$11,071	$27,597	$11,503
2/29/24	$10,846	$29,070	$11,333
3/31/24	$11,243	$30,006	$11,708
4/30/24	$11,416	$28,780	$12,023
5/31/24	$11,651	$30,207	$12,234
6/30/24	$11,499	$31,291	$12,046
7/31/24	$11,124	$31,672	$11,560
8/31/24	$11,115	$32,440	$11,566
9/30/24	$11,699	$33,133	$12,128
10/31/24	$11,385	$32,833	$11,903
11/30/24	$11,413	$34,760	$11,952
12/31/24	$11,463	$33,931	$12,073
1/31/25	$11,945	$34,876	$12,551
2/28/25	$12,130	$34,421	$12,649
3/31/25	$12,683	$32,482	$13,146

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.81%	16.54%	2.98%
Class A (including sales charge)	6.62%	15.23%	2.41%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS4049TSRAR_033125

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,062,201	$1,009,593	$1,057,338
5/31/15	$1,028,708	$1,022,576	$1,028,810
6/30/15	$1,047,959	$1,002,781	$1,046,581
7/31/15	$933,945	$1,023,790	$935,445
8/31/15	$915,751	$962,021	$926,850
9/30/15	$876,429	$938,217	$895,178
10/31/15	$876,429	$1,017,360	$891,184
11/30/15	$810,913	$1,020,385	$826,535
12/31/15	$781,860	$1,004,292	$801,030
1/31/16	$769,249	$954,455	$787,568
2/29/16	$750,333	$953,167	$774,758
3/31/16	$795,731	$1,017,828	$804,366
4/30/16	$865,090	$1,021,774	$872,835
5/31/16	$858,785	$1,040,123	$871,186
6/30/16	$902,182	$1,042,818	$907,173
7/31/16	$857,958	$1,081,265	$860,803
8/31/16	$841,532	$1,082,784	$845,635
9/30/16	$874,363	$1,082,988	$872,120
10/31/16	$869,287	$1,063,233	$867,860
11/30/16	$875,632	$1,102,610	$879,433
12/31/16	$894,155	$1,124,405	$895,285
1/31/17	$900,505	$1,145,730	$896,497
2/28/17	$901,776	$1,191,223	$898,369
3/31/17	$879,119	$1,192,612	$874,459
4/30/17	$865,043	$1,204,860	$861,293
5/31/17	$850,967	$1,221,816	$849,853
6/30/17	$843,980	$1,229,442	$848,220
7/31/17	$866,363	$1,254,723	$867,399
8/31/17	$871,630	$1,258,564	$870,895
9/30/17	$869,954	$1,284,525	$869,597
10/31/17	$891,534	$1,314,500	$888,244
11/30/17	$887,488	$1,354,816	$884,147
12/31/17	$916,675	$1,369,880	$910,542
1/31/18	$933,217	$1,448,311	$928,625
2/28/18	$912,540	$1,394,930	$912,565
3/31/18	$912,540	$1,359,480	$906,893
4/30/18	$934,595	$1,364,697	$930,332
5/31/18	$948,380	$1,397,561	$943,512
6/30/18	$915,999	$1,406,163	$910,526
7/31/18	$893,520	$1,458,492	$891,093
8/31/18	$879,471	$1,506,017	$875,316
9/30/18	$895,199	$1,514,589	$892,101
10/31/18	$865,216	$1,411,067	$872,843
11/30/18	$845,228	$1,439,822	$867,927
12/31/18	$786,576	$1,309,819	$808,148
1/31/19	$840,272	$1,414,783	$852,163
2/28/19	$856,236	$1,460,209	$860,791
3/31/19	$860,057	$1,488,583	$859,254
4/30/19	$862,973	$1,548,856	$855,632
5/31/19	$827,987	$1,450,428	$826,844
6/30/19	$856,234	$1,552,649	$849,049
7/31/19	$848,840	$1,574,964	$843,338
8/31/19	$825,179	$1,550,016	$823,777
9/30/19	$831,173	$1,579,018	$833,453
10/31/19	$849,177	$1,613,219	$850,305
11/30/19	$829,673	$1,671,777	$828,533
12/31/19	$881,772	$1,722,235	$870,302
1/31/20	$815,337	$1,721,559	$806,275
2/29/20	$773,060	$1,579,842	$765,637
3/31/20	$631,767	$1,384,711	$667,566
4/30/20	$639,342	$1,562,223	$657,296
5/31/20	$681,763	$1,636,628	$685,825
6/30/20	$705,657	$1,669,176	$701,478
7/31/20	$755,953	$1,763,293	$741,515
8/31/20	$818,441	$1,890,039	$791,665
9/30/20	$788,176	$1,818,224	$765,133
10/31/20	$795,828	$1,769,870	$775,911
11/30/20	$832,558	$1,963,607	$803,165
12/31/20	$887,674	$2,039,105	$843,115
1/31/21	$918,389	$2,018,518	$865,252
2/28/21	$979,820	$2,074,179	$921,239
3/31/21	$962,926	$2,165,019	$901,460
4/30/21	$1,050,465	$2,280,563	$976,197
5/31/21	$1,088,859	$2,296,491	$1,002,832
6/30/21	$1,106,409	$2,350,103	$1,021,397
7/31/21	$1,138,289	$2,405,929	$1,040,176
8/31/21	$1,134,538	$2,479,083	$1,037,099
9/30/21	$1,186,443	$2,363,781	$1,088,697
10/31/21	$1,220,833	$2,529,392	$1,116,831
11/30/21	$1,129,127	$2,511,866	$1,035,184
12/31/21	$1,179,773	$2,624,438	$1,071,677
1/31/22	$1,269,788	$2,488,631	$1,165,757
2/28/22	$1,357,888	$2,414,118	$1,238,380
3/31/22	$1,467,727	$2,503,753	$1,345,463
4/30/22	$1,526,926	$2,285,421	$1,401,174
5/31/22	$1,553,463	$2,289,614	$1,422,542
6/30/22	$1,354,665	$2,100,621	$1,269,269
7/31/22	$1,439,751	$2,294,307	$1,323,371
8/31/22	$1,408,404	$2,200,741	$1,324,537
9/30/22	$1,240,225	$1,998,056	$1,217,138
10/31/22	$1,280,152	$2,159,821	$1,241,373
11/30/22	$1,315,088	$2,280,521	$1,275,363
12/31/22	$1,282,921	$2,149,130	$1,244,144
1/31/23	$1,282,921	$2,284,168	$1,238,048
2/28/23	$1,217,271	$2,228,437	$1,179,872
3/31/23	$1,228,410	$2,310,252	$1,177,442
4/30/23	$1,218,843	$2,346,311	$1,168,594
5/31/23	$1,133,696	$2,356,510	$1,102,728
6/30/23	$1,171,964	$2,512,217	$1,147,271
7/31/23	$1,252,327	$2,592,922	$1,219,048
8/31/23	$1,239,890	$2,551,639	$1,209,708
9/30/23	$1,224,583	$2,429,982	$1,201,309
10/31/23	$1,222,669	$2,378,888	$1,204,500
11/30/23	$1,208,319	$2,596,140	$1,177,367
12/31/23	$1,183,874	$2,714,085	$1,145,700
1/31/24	$1,192,488	$2,759,693	$1,150,258
2/29/24	$1,168,561	$2,907,048	$1,133,338
3/31/24	$1,211,289	$3,000,582	$1,170,830
4/30/24	$1,230,562	$2,878,024	$1,202,337
5/31/24	$1,255,617	$3,020,730	$1,223,445
6/30/24	$1,238,953	$3,129,120	$1,204,629
7/31/24	$1,199,081	$3,167,209	$1,156,009
8/31/24	$1,198,108	$3,244,035	$1,156,572
9/30/24	$1,261,823	$3,313,318	$1,212,799
10/31/24	$1,228,462	$3,283,271	$1,190,324
11/30/24	$1,231,406	$3,476,003	$1,195,165
12/31/24	$1,237,623	$3,393,141	$1,207,347
1/31/25	$1,288,903	$3,487,632	$1,255,084
2/28/25	$1,309,612	$3,442,124	$1,264,860
3/31/25	$1,369,201	$3,248,180	$1,314,556

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	13.04%	16.73%	3.19%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS0410TSRAR_033125

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,599	$10,096	$10,573
5/31/15	$10,274	$10,226	$10,288
6/30/15	$10,429	$10,028	$10,466
7/31/15	$9,293	$10,238	$9,354
8/31/15	$9,103	$9,620	$9,269
9/30/15	$8,708	$9,382	$8,952
10/31/15	$8,708	$10,174	$8,912
11/30/15	$8,040	$10,204	$8,265
12/31/15	$7,751	$10,043	$8,010
1/31/16	$7,621	$9,545	$7,876
2/29/16	$7,425	$9,532	$7,748
3/31/16	$7,869	$10,178	$8,044
4/30/16	$8,549	$10,218	$8,728
5/31/16	$8,483	$10,401	$8,712
6/30/16	$8,909	$10,428	$9,072
7/31/16	$8,464	$10,813	$8,608
8/31/16	$8,294	$10,828	$8,456
9/30/16	$8,599	$10,830	$8,721
10/31/16	$8,546	$10,632	$8,679
11/30/16	$8,612	$11,026	$8,794
12/31/16	$8,782	$11,244	$8,953
1/31/17	$8,848	$11,457	$8,965
2/28/17	$8,848	$11,912	$8,984
3/31/17	$8,611	$11,926	$8,745
4/30/17	$8,466	$12,049	$8,613
5/31/17	$8,321	$12,218	$8,499
6/30/17	$8,244	$12,294	$8,482
7/31/17	$8,461	$12,547	$8,674
8/31/17	$8,501	$12,586	$8,709
9/30/17	$8,490	$12,845	$8,696
10/31/17	$8,698	$13,145	$8,882
11/30/17	$8,629	$13,548	$8,841
12/31/17	$8,920	$13,699	$9,105
1/31/18	$9,075	$14,483	$9,286
2/28/18	$8,863	$13,949	$9,126
3/31/18	$8,849	$13,595	$9,069
4/30/18	$9,061	$13,647	$9,303
5/31/18	$9,189	$13,976	$9,435
6/30/18	$8,869	$14,062	$9,105
7/31/18	$8,652	$14,585	$8,911
8/31/18	$8,508	$15,060	$8,753
9/30/18	$8,649	$15,146	$8,921
10/31/18	$8,342	$14,111	$8,728
11/30/18	$8,151	$14,398	$8,679
12/31/18	$7,584	$13,098	$8,081
1/31/19	$8,089	$14,148	$8,522
2/28/19	$8,237	$14,602	$8,608
3/31/19	$8,274	$14,886	$8,593
4/30/19	$8,289	$15,489	$8,556
5/31/19	$7,946	$14,504	$8,268
6/30/19	$8,205	$15,526	$8,490
7/31/19	$8,144	$15,750	$8,433
8/31/19	$7,903	$15,500	$8,238
9/30/19	$7,943	$15,790	$8,335
10/31/19	$8,127	$16,132	$8,503
11/30/19	$7,928	$16,718	$8,285
12/31/19	$8,417	$17,222	$8,703
1/31/20	$7,773	$17,216	$8,063
2/29/20	$7,359	$15,798	$7,656
3/31/20	$6,017	$13,847	$6,676
4/30/20	$6,079	$15,622	$6,573
5/31/20	$6,478	$16,366	$6,858
6/30/20	$6,710	$16,692	$7,015
7/31/20	$7,172	$17,633	$7,415
8/31/20	$7,759	$18,900	$7,917
9/30/20	$7,467	$18,182	$7,651
10/31/20	$7,528	$17,699	$7,759
11/30/20	$7,884	$19,636	$8,032
12/31/20	$8,384	$20,391	$8,431
1/31/21	$8,678	$20,185	$8,653
2/28/21	$9,250	$20,742	$9,212
3/31/21	$9,080	$21,650	$9,015
4/30/21	$9,900	$22,806	$9,762
5/31/21	$10,255	$22,965	$10,028
6/30/21	$10,405	$23,501	$10,214
7/31/21	$10,712	$24,059	$10,402
8/31/21	$10,655	$24,791	$10,371
9/30/21	$11,124	$23,638	$10,887
10/31/21	$11,456	$25,294	$11,168
11/30/21	$10,597	$25,119	$10,352
12/31/21	$11,055	$26,244	$10,717
1/31/22	$11,876	$24,886	$11,658
2/28/22	$12,696	$24,141	$12,384
3/31/22	$13,719	$25,038	$13,455
4/30/22	$14,242	$22,854	$14,012
5/31/22	$14,493	$22,896	$14,225
6/30/22	$12,649	$21,006	$12,693
7/31/22	$13,412	$22,943	$13,234
8/31/22	$13,112	$22,007	$13,245
9/30/22	$11,532	$19,981	$12,171
10/31/22	$11,896	$21,598	$12,414
11/30/22	$12,235	$22,805	$12,754
12/31/22	$11,910	$21,491	$12,441
1/31/23	$11,881	$22,842	$12,380
2/28/23	$11,277	$22,284	$11,799
3/31/23	$11,373	$23,103	$11,774
4/30/23	$11,272	$23,463	$11,686
5/31/23	$10,484	$23,565	$11,027
6/30/23	$10,827	$25,122	$11,473
7/31/23	$11,555	$25,929	$12,190
8/31/23	$11,434	$25,516	$12,097
9/30/23	$11,282	$24,300	$12,013
10/31/23	$11,262	$23,789	$12,045
11/30/23	$11,110	$25,961	$11,774
12/31/23	$10,888	$27,141	$11,457
1/31/24	$10,959	$27,597	$11,503
2/29/24	$10,726	$29,070	$11,333
3/31/24	$11,106	$30,006	$11,708
4/30/24	$11,268	$28,780	$12,023
5/31/24	$11,502	$30,207	$12,234
6/30/24	$11,336	$31,291	$12,046
7/31/24	$10,956	$31,672	$11,560
8/31/24	$10,946	$32,440	$11,566
9/30/24	$11,508	$33,133	$12,128
10/31/24	$11,198	$32,833	$11,903
11/30/24	$11,219	$34,760	$11,952
12/31/24	$11,262	$33,931	$12,073
1/31/25	$11,728	$34,876	$12,551
2/28/25	$11,904	$34,421	$12,649
3/31/25	$12,436	$32,482	$13,146

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	11.98%	15.63%	2.20%
Class C (including sales charge)	10.98%	15.63%	2.20%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS4249TSRAR_033125

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,049	$1,009,593	$1,057,338
5/31/15	$1,027,978	$1,022,576	$1,028,810
6/30/15	$1,047,205	$1,002,781	$1,046,581
7/31/15	$934,964	$1,023,790	$935,445
8/31/15	$915,768	$962,021	$926,850
9/30/15	$876,359	$938,217	$895,178
10/31/15	$876,245	$1,017,360	$891,184
11/30/15	$810,515	$1,020,385	$826,535
12/31/15	$782,297	$1,004,292	$801,030
1/31/16	$768,564	$954,455	$787,568
2/29/16	$751,121	$953,167	$774,758
3/31/16	$795,642	$1,017,828	$804,366
4/30/16	$864,943	$1,021,774	$872,835
5/31/16	$858,639	$1,040,123	$871,186
6/30/16	$903,173	$1,042,818	$907,173
7/31/16	$858,338	$1,081,265	$860,803
8/31/16	$842,080	$1,082,784	$845,635
9/30/16	$874,799	$1,082,988	$872,120
10/31/16	$869,696	$1,063,233	$867,860
11/30/16	$877,077	$1,102,610	$879,433
12/31/16	$894,698	$1,124,405	$895,285
1/31/17	$902,081	$1,145,730	$896,497
2/28/17	$903,226	$1,191,223	$898,369
3/31/17	$880,019	$1,192,612	$874,459
4/30/17	$866,062	$1,204,860	$861,293
5/31/17	$852,106	$1,221,816	$849,853
6/30/17	$844,217	$1,229,442	$848,220
7/31/17	$867,416	$1,254,723	$867,399
8/31/17	$872,485	$1,258,564	$870,895
9/30/17	$871,276	$1,284,525	$869,597
10/31/17	$893,709	$1,314,500	$888,244
11/30/17	$888,294	$1,354,816	$884,147
12/31/17	$917,446	$1,369,880	$910,542
1/31/18	$934,945	$1,448,311	$928,625
2/28/18	$914,515	$1,394,930	$912,565
3/31/18	$914,398	$1,359,480	$906,893
4/30/18	$937,332	$1,364,697	$930,332
5/31/18	$950,917	$1,397,561	$943,512
6/30/18	$919,770	$1,406,163	$910,526
7/31/18	$897,607	$1,458,492	$891,093
8/31/18	$882,370	$1,506,017	$875,316
9/30/18	$898,580	$1,514,589	$892,101
10/31/18	$867,595	$1,411,067	$872,843
11/30/18	$847,877	$1,439,822	$867,927
12/31/18	$789,848	$1,309,819	$808,148
1/31/19	$844,222	$1,414,783	$852,163
2/28/19	$858,531	$1,460,209	$860,791
3/31/19	$863,875	$1,488,583	$859,254
4/30/19	$866,749	$1,548,856	$855,632
5/31/19	$832,252	$1,450,428	$826,844
6/30/19	$860,193	$1,552,649	$849,049
7/31/19	$852,904	$1,574,964	$843,338
8/31/19	$828,118	$1,550,016	$823,777
9/30/19	$834,210	$1,579,018	$833,453
10/31/19	$853,438	$1,613,219	$850,305
11/30/19	$834,210	$1,671,777	$828,533
12/31/19	$885,730	$1,722,235	$870,302
1/31/20	$820,230	$1,721,559	$806,275
2/29/20	$777,060	$1,579,842	$765,637
3/31/20	$634,905	$1,384,711	$667,566
4/30/20	$642,375	$1,562,223	$657,296
5/31/20	$685,698	$1,636,628	$685,825
6/30/20	$709,554	$1,669,176	$701,478
7/31/20	$759,163	$1,763,293	$741,515
8/31/20	$822,301	$1,890,039	$791,665
9/30/20	$792,714	$1,818,224	$765,133
10/31/20	$800,264	$1,769,870	$775,911
11/30/20	$838,012	$1,963,607	$803,165
12/31/20	$892,089	$2,039,105	$843,115
1/31/21	$923,895	$2,018,518	$865,252
2/28/21	$984,478	$2,074,179	$921,239
3/31/21	$969,332	$2,165,019	$901,460
4/30/21	$1,057,178	$2,280,563	$976,197
5/31/21	$1,095,043	$2,296,491	$1,002,832
6/30/21	$1,112,635	$2,350,103	$1,021,397
7/31/21	$1,145,793	$2,405,929	$1,040,176
8/31/21	$1,142,109	$2,479,083	$1,037,099
9/30/21	$1,193,258	$2,363,781	$1,088,697
10/31/21	$1,228,905	$2,529,392	$1,116,831
11/30/21	$1,136,972	$2,511,866	$1,035,184
12/31/21	$1,187,675	$2,624,438	$1,071,677
1/31/22	$1,278,021	$2,488,631	$1,165,757
2/28/22	$1,366,485	$2,414,118	$1,238,380
3/31/22	$1,478,485	$2,503,753	$1,345,463
4/30/22	$1,536,583	$2,285,421	$1,401,174
5/31/22	$1,564,630	$2,289,614	$1,422,542
6/30/22	$1,365,676	$2,100,621	$1,269,269
7/31/22	$1,451,168	$2,294,307	$1,323,371
8/31/22	$1,418,286	$2,200,741	$1,324,537
9/30/22	$1,249,622	$1,998,056	$1,217,138
10/31/22	$1,291,032	$2,159,821	$1,241,373
11/30/22	$1,327,571	$2,280,521	$1,275,363
12/31/22	$1,293,841	$2,149,130	$1,244,144
1/31/23	$1,291,179	$2,284,168	$1,238,048
2/28/23	$1,227,286	$2,228,437	$1,179,872
3/31/23	$1,238,430	$2,310,252	$1,177,442
4/30/23	$1,228,203	$2,346,311	$1,168,594
5/31/23	$1,143,596	$2,356,510	$1,102,728
6/30/23	$1,181,715	$2,512,217	$1,147,271
7/31/23	$1,262,604	$2,592,922	$1,219,048
8/31/23	$1,250,517	$2,551,639	$1,209,708
9/30/23	$1,234,711	$2,429,982	$1,201,309
10/31/23	$1,233,782	$2,378,888	$1,204,500
11/30/23	$1,218,905	$2,596,140	$1,177,367
12/31/23	$1,194,474	$2,714,085	$1,145,700
1/31/24	$1,203,776	$2,759,693	$1,150,258
2/29/24	$1,178,659	$2,907,048	$1,133,338
3/31/24	$1,222,298	$3,000,582	$1,170,830
4/30/24	$1,241,030	$2,878,024	$1,202,337
5/31/24	$1,267,256	$3,020,730	$1,223,445
6/30/24	$1,250,479	$3,129,120	$1,204,629
7/31/24	$1,209,836	$3,167,209	$1,156,009
8/31/24	$1,209,836	$3,244,035	$1,156,572
9/30/24	$1,273,915	$3,313,318	$1,212,799
10/31/24	$1,240,542	$3,283,271	$1,190,324
11/30/24	$1,242,449	$3,476,003	$1,195,165
12/31/24	$1,249,497	$3,393,141	$1,207,347
1/31/25	$1,302,198	$3,487,632	$1,255,084
2/28/25	$1,322,320	$3,442,124	$1,264,860
3/31/25	$1,383,251	$3,248,180	$1,314,556

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	13.17%	16.85%	3.30%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS2177TSRAR_033125

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,176	$1,009,593	$1,057,338
5/31/15	$1,028,235	$1,022,576	$1,028,810
6/30/15	$1,047,592	$1,002,781	$1,046,581
7/31/15	$935,435	$1,023,790	$935,445
8/31/15	$916,345	$962,021	$926,850
9/30/15	$877,020	$938,217	$895,178
10/31/15	$877,020	$1,017,360	$891,184
11/30/15	$811,335	$1,020,385	$826,535
12/31/15	$783,188	$1,004,292	$801,030
1/31/16	$769,535	$954,455	$787,568
2/29/16	$752,159	$953,167	$774,758
3/31/16	$796,841	$1,017,828	$804,366
4/30/16	$866,348	$1,021,774	$872,835
5/31/16	$860,142	$1,040,123	$871,186
6/30/16	$904,864	$1,042,818	$907,173
7/31/16	$860,056	$1,081,265	$860,803
8/31/16	$843,875	$1,082,784	$845,635
9/30/16	$876,770	$1,082,988	$872,120
10/31/16	$871,767	$1,063,233	$867,860
11/30/16	$879,271	$1,102,610	$879,433
12/31/16	$897,050	$1,124,405	$895,285
1/31/17	$904,567	$1,145,730	$896,497
2/28/17	$905,820	$1,191,223	$898,369
3/31/17	$882,658	$1,192,612	$874,459
4/30/17	$868,768	$1,204,860	$861,293
5/31/17	$854,878	$1,221,816	$849,853
6/30/17	$847,067	$1,229,442	$848,220
7/31/17	$870,452	$1,254,723	$867,399
8/31/17	$875,649	$1,258,564	$870,895
9/30/17	$874,544	$1,284,525	$869,597
10/31/17	$897,173	$1,314,500	$888,244
11/30/17	$891,849	$1,354,816	$884,147
12/31/17	$921,231	$1,369,880	$910,542
1/31/18	$938,921	$1,448,311	$928,625
2/28/18	$918,510	$1,394,930	$912,565
3/31/18	$918,510	$1,359,480	$906,893
4/30/18	$941,643	$1,364,697	$930,332
5/31/18	$955,250	$1,397,561	$943,512
6/30/18	$923,686	$1,406,163	$910,526
7/31/18	$901,495	$1,458,492	$891,093
8/31/18	$886,239	$1,506,017	$875,316
9/30/18	$902,439	$1,514,589	$892,101
10/31/18	$871,418	$1,411,067	$872,843
11/30/18	$851,677	$1,439,822	$867,927
12/31/18	$794,351	$1,309,819	$808,148
1/31/19	$847,403	$1,414,783	$852,163
2/28/19	$863,176	$1,460,209	$860,791
3/31/19	$868,810	$1,488,583	$859,254
4/30/19	$871,692	$1,548,856	$855,632
5/31/19	$837,113	$1,450,428	$826,844
6/30/19	$863,964	$1,552,649	$849,049
7/31/19	$858,116	$1,574,964	$843,338
8/31/19	$833,265	$1,550,016	$823,777
9/30/19	$839,700	$1,579,018	$833,453
10/31/19	$858,986	$1,613,219	$850,305
11/30/19	$838,216	$1,671,777	$828,533
12/31/19	$891,789	$1,722,235	$870,302
1/31/20	$824,569	$1,721,559	$806,275
2/29/20	$781,249	$1,579,842	$765,637
3/31/20	$638,815	$1,384,711	$667,566
4/30/20	$647,813	$1,562,223	$657,296
5/31/20	$689,801	$1,636,628	$685,825
6/30/20	$715,224	$1,669,176	$701,478
7/31/20	$765,019	$1,763,293	$741,515
8/31/20	$828,393	$1,890,039	$791,665
9/30/20	$798,912	$1,818,224	$765,133
10/31/20	$806,492	$1,769,870	$775,911
11/30/20	$844,391	$1,963,607	$803,165
12/31/20	$899,075	$2,039,105	$843,115
1/31/21	$931,022	$2,018,518	$865,252
2/28/21	$993,394	$2,074,179	$921,239
3/31/21	$976,660	$2,165,019	$901,460
4/30/21	$1,066,416	$2,280,563	$976,197
5/31/21	$1,104,447	$2,296,491	$1,002,832
6/30/21	$1,121,903	$2,350,103	$1,021,397
7/31/21	$1,157,021	$2,405,929	$1,040,176
8/31/21	$1,151,476	$2,479,083	$1,037,099
9/30/21	$1,203,331	$2,363,781	$1,088,697
10/31/21	$1,239,111	$2,529,392	$1,116,831
11/30/21	$1,148,720	$2,511,866	$1,035,184
12/31/21	$1,200,087	$2,624,438	$1,071,677
1/31/22	$1,290,802	$2,488,631	$1,165,757
2/28/22	$1,379,628	$2,414,118	$1,238,380
3/31/22	$1,492,316	$2,503,753	$1,345,463
4/30/22	$1,552,653	$2,285,421	$1,401,174
5/31/22	$1,580,809	$2,289,614	$1,422,542
6/30/22	$1,379,539	$2,100,621	$1,269,269
7/31/22	$1,465,347	$2,294,307	$1,323,371
8/31/22	$1,434,544	$2,200,741	$1,324,537
9/30/22	$1,261,177	$1,998,056	$1,217,138
10/31/22	$1,305,172	$2,159,821	$1,241,373
11/30/22	$1,341,834	$2,280,521	$1,275,363
12/31/22	$1,306,294	$2,149,130	$1,244,144
1/31/23	$1,306,294	$2,284,168	$1,238,048
2/28/23	$1,239,510	$2,228,437	$1,179,872
3/31/23	$1,252,780	$2,310,252	$1,177,442
4/30/23	$1,242,519	$2,346,311	$1,168,594
5/31/23	$1,156,700	$2,356,510	$1,102,728
6/30/23	$1,195,878	$2,512,217	$1,147,271
7/31/23	$1,277,967	$2,592,922	$1,219,048
8/31/23	$1,265,840	$2,551,639	$1,209,708
9/30/23	$1,249,982	$2,429,982	$1,201,309
10/31/23	$1,249,049	$2,378,888	$1,204,500
11/30/23	$1,234,124	$2,596,140	$1,177,367
12/31/23	$1,210,000	$2,714,085	$1,145,700
1/31/24	$1,218,409	$2,759,693	$1,150,258
2/29/24	$1,194,116	$2,907,048	$1,133,338
3/31/24	$1,238,304	$3,000,582	$1,170,830
4/30/24	$1,257,123	$2,878,024	$1,202,337
5/31/24	$1,284,411	$3,020,730	$1,223,445
6/30/24	$1,267,780	$3,129,120	$1,204,629
7/31/24	$1,225,995	$3,167,209	$1,156,009
8/31/24	$1,225,995	$3,244,035	$1,156,572
9/30/24	$1,290,599	$3,313,318	$1,212,799
10/31/24	$1,257,065	$3,283,271	$1,190,324
11/30/24	$1,259,939	$3,476,003	$1,195,165
12/31/24	$1,266,777	$3,393,141	$1,207,347
1/31/25	$1,320,723	$3,487,632	$1,255,084
2/28/25	$1,341,916	$3,442,124	$1,264,860
3/31/25	$1,402,664	$3,248,180	$1,314,556

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.27%	17.03%	3.44%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS0045TSRAR_033125

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$107	1.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,321	$1,009,593	$1,057,338
5/31/15	$1,028,302	$1,022,576	$1,028,810
6/30/15	$1,045,126	$1,002,781	$1,046,581
7/31/15	$935,112	$1,023,790	$935,445
8/31/15	$914,784	$962,021	$926,850
9/30/15	$876,303	$938,217	$895,178
10/31/15	$876,303	$1,017,360	$891,184
11/30/15	$810,488	$1,020,385	$826,535
12/31/15	$782,095	$1,004,292	$801,030
1/31/16	$769,661	$954,455	$787,568
2/29/16	$751,010	$953,167	$774,758
3/31/16	$795,772	$1,017,828	$804,366
4/30/16	$865,402	$1,021,774	$872,835
5/31/16	$859,185	$1,040,123	$871,186
6/30/16	$903,797	$1,042,818	$907,173
7/31/16	$858,919	$1,081,265	$860,803
8/31/16	$842,713	$1,082,784	$845,635
9/30/16	$875,364	$1,082,988	$872,120
10/31/16	$870,355	$1,063,233	$867,860
11/30/16	$877,869	$1,102,610	$879,433
12/31/16	$895,439	$1,124,405	$895,285
1/31/17	$902,964	$1,145,730	$896,497
2/28/17	$904,218	$1,191,223	$898,369
3/31/17	$880,869	$1,192,612	$874,459
4/30/17	$866,967	$1,204,860	$861,293
5/31/17	$853,065	$1,221,816	$849,853
6/30/17	$845,089	$1,229,442	$848,220
7/31/17	$868,492	$1,254,723	$867,399
8/31/17	$873,692	$1,258,564	$870,895
9/30/17	$872,330	$1,284,525	$869,597
10/31/17	$894,971	$1,314,500	$888,244
11/30/17	$889,644	$1,354,816	$884,147
12/31/17	$918,768	$1,369,880	$910,542
1/31/18	$936,463	$1,448,311	$928,625
2/28/18	$916,046	$1,394,930	$912,565
3/31/18	$916,046	$1,359,480	$906,893
4/30/18	$937,824	$1,364,697	$930,332
5/31/18	$951,435	$1,397,561	$943,512
6/30/18	$919,778	$1,406,163	$910,526
7/31/18	$897,581	$1,458,492	$891,093
8/31/18	$883,708	$1,506,017	$875,316
9/30/18	$899,665	$1,514,589	$892,101
10/31/18	$868,642	$1,411,067	$872,843
11/30/18	$848,900	$1,439,822	$867,927
12/31/18	$791,201	$1,309,819	$808,148
1/31/19	$844,234	$1,414,783	$852,163
2/28/19	$860,001	$1,460,209	$860,791
3/31/19	$865,444	$1,488,583	$859,254
4/30/19	$868,324	$1,548,856	$855,632
5/31/19	$833,764	$1,450,428	$826,844
6/30/19	$860,425	$1,552,649	$849,049
7/31/19	$854,582	$1,574,964	$843,338
8/31/19	$829,748	$1,550,016	$823,777
9/30/19	$835,999	$1,579,018	$833,453
10/31/19	$855,268	$1,613,219	$850,305
11/30/19	$834,517	$1,671,777	$828,533
12/31/19	$887,827	$1,722,235	$870,302
1/31/20	$820,681	$1,721,559	$806,275
2/29/20	$778,901	$1,579,842	$765,637
3/31/20	$636,522	$1,384,711	$667,566
4/30/20	$644,010	$1,562,223	$657,296
5/31/20	$685,946	$1,636,628	$685,825
6/30/20	$711,294	$1,669,176	$701,478
7/31/20	$761,024	$1,763,293	$741,515
8/31/20	$824,318	$1,890,039	$791,665
9/30/20	$794,715	$1,818,224	$765,133
10/31/20	$800,770	$1,769,870	$775,911
11/30/20	$838,614	$1,963,607	$803,165
12/31/20	$894,545	$2,039,105	$843,115
1/31/21	$924,920	$2,018,518	$865,252
2/28/21	$987,189	$2,074,179	$921,239
3/31/21	$970,482	$2,165,019	$901,460
4/30/21	$1,060,089	$2,280,563	$976,197
5/31/21	$1,098,057	$2,296,491	$1,002,832
6/30/21	$1,115,506	$2,350,103	$1,021,397
7/31/21	$1,148,750	$2,405,929	$1,040,176
8/31/21	$1,145,056	$2,479,083	$1,037,099
9/30/21	$1,196,515	$2,363,781	$1,088,697
10/31/21	$1,232,260	$2,529,392	$1,116,831
11/30/21	$1,140,076	$2,511,866	$1,035,184
12/31/21	$1,191,052	$2,624,438	$1,071,677
1/31/22	$1,281,655	$2,488,631	$1,165,757
2/28/22	$1,370,370	$2,414,118	$1,238,380
3/31/22	$1,482,674	$2,503,753	$1,345,463
4/30/22	$1,540,936	$2,285,421	$1,401,174
5/31/22	$1,569,063	$2,289,614	$1,422,542
6/30/22	$1,369,850	$2,100,621	$1,269,269
7/31/22	$1,455,603	$2,294,307	$1,323,371
8/31/22	$1,422,622	$2,200,741	$1,324,537
9/30/22	$1,253,544	$1,998,056	$1,217,138
10/31/22	$1,295,084	$2,159,821	$1,241,373
11/30/22	$1,331,738	$2,280,521	$1,275,363
12/31/22	$1,298,511	$2,149,130	$1,244,144
1/31/23	$1,295,840	$2,284,168	$1,238,048
2/28/23	$1,229,044	$2,228,437	$1,179,872
3/31/23	$1,242,977	$2,310,252	$1,177,442
4/30/23	$1,232,713	$2,346,311	$1,168,594
5/31/23	$1,146,861	$2,356,510	$1,102,728
6/30/23	$1,186,054	$2,512,217	$1,147,271
7/31/23	$1,267,240	$2,592,922	$1,219,048
8/31/23	$1,255,109	$2,551,639	$1,209,708
9/30/23	$1,239,245	$2,429,982	$1,201,309
10/31/23	$1,238,312	$2,378,888	$1,204,500
11/30/23	$1,223,381	$2,596,140	$1,177,367
12/31/23	$1,199,073	$2,714,085	$1,145,700
1/31/24	$1,208,411	$2,759,693	$1,150,258
2/29/24	$1,183,197	$2,907,048	$1,133,338
3/31/24	$1,227,115	$3,000,582	$1,170,830
4/30/24	$1,245,922	$2,878,024	$1,202,337
5/31/24	$1,272,251	$3,020,730	$1,223,445
6/30/24	$1,255,396	$3,129,120	$1,204,629
7/31/24	$1,215,542	$3,167,209	$1,156,009
8/31/24	$1,214,593	$3,244,035	$1,156,572
9/30/24	$1,279,078	$3,313,318	$1,212,799
10/31/24	$1,245,569	$3,283,271	$1,190,324
11/30/24	$1,248,441	$3,476,003	$1,195,165
12/31/24	$1,254,908	$3,393,141	$1,207,347
1/31/25	$1,307,837	$3,487,632	$1,255,084
2/28/25	$1,328,047	$3,442,124	$1,264,860
3/31/25	$1,388,470	$3,248,180	$1,314,556

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	13.15%	16.88%	3.34%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS1921TSRAR_033125

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$170	1.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,610	$10,096	$10,573
5/31/15	$10,268	$10,226	$10,288
6/30/15	$10,456	$10,028	$10,466
7/31/15	$9,319	$10,238	$9,354
8/31/15	$9,133	$9,620	$9,269
9/30/15	$8,735	$9,382	$8,952
10/31/15	$8,735	$10,174	$8,912
11/30/15	$8,068	$10,204	$8,265
12/31/15	$7,788	$10,043	$8,010
1/31/16	$7,646	$9,545	$7,876
2/29/16	$7,467	$9,532	$7,748
3/31/16	$7,903	$10,178	$8,044
4/30/16	$8,596	$10,218	$8,728
5/31/16	$8,532	$10,401	$8,712
6/30/16	$8,970	$10,428	$9,072
7/31/16	$8,520	$10,813	$8,608
8/31/16	$8,353	$10,828	$8,456
9/30/16	$8,663	$10,830	$8,721
10/31/16	$8,611	$10,632	$8,679
11/30/16	$8,688	$11,026	$8,794
12/31/16	$8,856	$11,244	$8,953
1/31/17	$8,920	$11,457	$8,965
2/28/17	$8,933	$11,912	$8,984
3/31/17	$8,696	$11,926	$8,745
4/30/17	$8,553	$12,049	$8,613
5/31/17	$8,423	$12,218	$8,499
6/30/17	$8,345	$12,294	$8,482
7/31/17	$8,558	$12,547	$8,674
8/31/17	$8,612	$12,586	$8,709
9/30/17	$8,598	$12,845	$8,696
10/31/17	$8,803	$13,145	$8,882
11/30/17	$8,748	$13,548	$8,841
12/31/17	$9,034	$13,699	$9,105
1/31/18	$9,201	$14,483	$9,286
2/28/18	$9,006	$13,949	$9,126
3/31/18	$8,992	$13,595	$9,069
4/30/18	$9,215	$13,647	$9,303
5/31/18	$9,341	$13,976	$9,435
6/30/18	$9,019	$14,062	$9,105
7/31/18	$8,791	$14,585	$8,911
8/31/18	$8,649	$15,060	$8,753
9/30/18	$8,813	$15,146	$8,921
10/31/18	$8,496	$14,111	$8,728
11/30/18	$8,308	$14,398	$8,679
12/31/18	$7,732	$13,098	$8,081
1/31/19	$8,245	$14,148	$8,522
2/28/19	$8,392	$14,602	$8,608
3/31/19	$8,437	$14,886	$8,593
4/30/19	$8,467	$15,489	$8,556
5/31/19	$8,128	$14,504	$8,268
6/30/19	$8,391	$15,526	$8,490
7/31/19	$8,317	$15,750	$8,433
8/31/19	$8,078	$15,500	$8,238
9/30/19	$8,129	$15,790	$8,335
10/31/19	$8,311	$16,132	$8,503
11/30/19	$8,114	$16,718	$8,285
12/31/19	$8,614	$17,222	$8,703
1/31/20	$7,974	$17,216	$8,063
2/29/20	$7,548	$15,798	$7,656
3/31/20	$6,163	$13,847	$6,676
4/30/20	$6,239	$15,622	$6,573
5/31/20	$6,651	$16,366	$6,858
6/30/20	$6,887	$16,692	$7,015
7/31/20	$7,378	$17,633	$7,415
8/31/20	$7,976	$18,900	$7,917
9/30/20	$7,678	$18,182	$7,651
10/31/20	$7,740	$17,699	$7,759
11/30/20	$8,109	$19,636	$8,032
12/31/20	$8,632	$20,391	$8,431
1/31/21	$8,941	$20,185	$8,653
2/28/21	$9,526	$20,742	$9,212
3/31/21	$9,372	$21,650	$9,015
4/30/21	$10,220	$22,806	$9,762
5/31/21	$10,574	$22,965	$10,028
6/30/21	$10,743	$23,501	$10,214
7/31/21	$11,065	$24,059	$10,402
8/31/21	$11,009	$24,791	$10,371
9/30/21	$11,501	$23,638	$10,887
10/31/21	$11,829	$25,294	$11,168
11/30/21	$10,961	$25,119	$10,352
12/31/21	$11,445	$26,244	$10,717
1/31/22	$12,295	$24,886	$11,658
2/28/22	$13,146	$24,141	$12,384
3/31/22	$14,206	$25,038	$13,455
4/30/22	$14,764	$22,854	$14,012
5/31/22	$15,032	$22,896	$14,225
6/30/22	$13,097	$21,006	$12,693
7/31/22	$13,915	$22,943	$13,234
8/31/22	$13,597	$22,007	$13,245
9/30/22	$11,967	$19,981	$12,171
10/31/22	$12,374	$21,598	$12,414
11/30/22	$12,705	$22,805	$12,754
12/31/22	$12,384	$21,491	$12,441
1/31/23	$12,356	$22,842	$12,380
2/28/23	$11,739	$22,284	$11,799
3/31/23	$11,834	$23,103	$11,774
4/30/23	$11,735	$23,463	$11,686
5/31/23	$10,920	$23,565	$11,027
6/30/23	$11,284	$25,122	$11,473
7/31/23	$12,050	$25,929	$12,190
8/31/23	$11,932	$25,516	$12,097
9/30/23	$11,775	$24,300	$12,013
10/31/23	$11,755	$23,789	$12,045
11/30/23	$11,608	$25,961	$11,774
12/31/23	$11,372	$27,141	$11,457
1/31/24	$11,451	$27,597	$11,503
2/29/24	$11,215	$29,070	$11,333
3/31/24	$11,624	$30,006	$11,708
4/30/24	$11,792	$28,780	$12,023
5/31/24	$12,039	$30,207	$12,234
6/30/24	$11,878	$31,291	$12,046
7/31/24	$11,489	$31,672	$11,560
8/31/24	$11,469	$32,440	$11,566
9/30/24	$12,078	$33,133	$12,128
10/31/24	$11,757	$32,833	$11,903
11/30/24	$11,777	$34,760	$11,952
12/31/24	$11,824	$33,931	$12,073
1/31/25	$12,319	$34,876	$12,551
2/28/25	$12,511	$34,421	$12,649
3/31/25	$13,079	$32,482	$13,146

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	12.52%	16.24%	2.72%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2025

PIMS4549TSRAR_033125

Class A: AMAXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,000	$9,964	$10,000
5/31/15	$10,000	$9,940	$10,000
6/30/15	$10,000	$9,832	$10,000
7/31/15	$10,000	$9,900	$10,001
8/31/15	$10,000	$9,886	$10,001
9/30/15	$10,000	$9,953	$10,001
10/31/15	$10,000	$9,954	$10,001
11/30/15	$10,001	$9,928	$10,002
12/31/15	$10,003	$9,896	$10,002
1/31/16	$10,004	$10,032	$10,004
2/29/16	$10,006	$10,103	$10,005
3/31/16	$10,007	$10,196	$10,008
4/30/16	$10,007	$10,235	$10,010
5/31/16	$10,008	$10,238	$10,012
6/30/16	$10,009	$10,422	$10,014
7/31/16	$10,011	$10,488	$10,016
8/31/16	$10,013	$10,476	$10,019
9/30/16	$10,015	$10,470	$10,021
10/31/16	$10,016	$10,389	$10,024
11/30/16	$10,017	$10,144	$10,026
12/31/16	$10,018	$10,158	$10,029
1/31/17	$10,020	$10,178	$10,033
2/28/17	$10,023	$10,246	$10,037
3/31/17	$10,026	$10,241	$10,042
4/30/17	$10,030	$10,320	$10,047
5/31/17	$10,035	$10,399	$10,053
6/30/17	$10,041	$10,389	$10,060
7/31/17	$10,047	$10,434	$10,068
8/31/17	$10,054	$10,527	$10,077
9/30/17	$10,061	$10,477	$10,086
10/31/17	$10,068	$10,483	$10,095
11/30/17	$10,075	$10,470	$10,104
12/31/17	$10,084	$10,518	$10,114
1/31/18	$10,093	$10,397	$10,125
2/28/18	$10,101	$10,298	$10,136
3/31/18	$10,113	$10,364	$10,149
4/30/18	$10,125	$10,287	$10,163
5/31/18	$10,138	$10,360	$10,178
6/30/18	$10,152	$10,348	$10,193
7/31/18	$10,166	$10,350	$10,210
8/31/18	$10,182	$10,417	$10,227
9/30/18	$10,195	$10,350	$10,244
10/31/18	$10,212	$10,268	$10,263
11/30/18	$10,230	$10,329	$10,282
12/31/18	$10,248	$10,519	$10,302
1/31/19	$10,267	$10,631	$10,323
2/28/19	$10,284	$10,625	$10,342
3/31/19	$10,303	$10,829	$10,364
4/30/19	$10,322	$10,831	$10,385
5/31/19	$10,342	$11,024	$10,406
6/30/19	$10,359	$11,162	$10,427
7/31/19	$10,379	$11,187	$10,448
8/31/19	$10,397	$11,476	$10,468
9/30/19	$10,412	$11,415	$10,486
10/31/19	$10,427	$11,450	$10,504
11/30/19	$10,439	$11,444	$10,519
12/31/19	$10,450	$11,436	$10,534
1/31/20	$10,462	$11,656	$10,548
2/29/20	$10,473	$11,866	$10,562
3/31/20	$10,477	$11,796	$10,575
4/30/20	$10,478	$12,006	$10,584
5/31/20	$10,478	$12,062	$10,588
6/30/20	$10,478	$12,137	$10,589
7/31/20	$10,478	$12,319	$10,591
8/31/20	$10,478	$12,219	$10,592
9/30/20	$10,478	$12,213	$10,593
10/31/20	$10,478	$12,158	$10,594
11/30/20	$10,479	$12,277	$10,595
12/31/20	$10,479	$12,294	$10,595
1/31/21	$10,479	$12,206	$10,596
2/28/21	$10,479	$12,030	$10,597
3/31/21	$10,479	$11,880	$10,597
4/30/21	$10,479	$11,974	$10,598
5/31/21	$10,479	$12,013	$10,598
6/30/21	$10,479	$12,097	$10,598
7/31/21	$10,479	$12,232	$10,598
8/31/21	$10,479	$12,209	$10,599
9/30/21	$10,479	$12,103	$10,599
10/31/21	$10,479	$12,100	$10,599
11/30/21	$10,479	$12,136	$10,600
12/31/21	$10,479	$12,105	$10,600
1/31/22	$10,479	$11,844	$10,601
2/28/22	$10,479	$11,712	$10,602
3/31/22	$10,479	$11,386	$10,603
4/30/22	$10,479	$10,954	$10,606
5/31/22	$10,483	$11,025	$10,611
6/30/22	$10,489	$10,852	$10,619
7/31/22	$10,500	$11,117	$10,630
8/31/22	$10,516	$10,803	$10,645
9/30/22	$10,536	$10,336	$10,666
10/31/22	$10,558	$10,202	$10,693
11/30/22	$10,587	$10,578	$10,723
12/31/22	$10,624	$10,530	$10,759
1/31/23	$10,657	$10,854	$10,799
2/28/23	$10,692	$10,573	$10,837
3/31/23	$10,735	$10,842	$10,880
4/30/23	$10,772	$10,908	$10,923
5/31/23	$10,816	$10,789	$10,970
6/30/23	$10,862	$10,750	$11,016
7/31/23	$10,904	$10,743	$11,067
8/31/23	$10,951	$10,674	$11,118
9/30/23	$10,999	$10,403	$11,168
10/31/23	$11,045	$10,239	$11,221
11/30/23	$11,092	$10,702	$11,272
12/31/23	$11,142	$11,112	$11,325
1/31/24	$11,188	$11,082	$11,378
2/29/24	$11,234	$10,925	$11,428
3/31/24	$11,282	$11,026	$11,480
4/30/24	$11,330	$10,747	$11,532
5/31/24	$11,382	$10,930	$11,586
6/30/24	$11,427	$11,033	$11,638
7/31/24	$11,477	$11,291	$11,692
8/31/24	$11,530	$11,453	$11,746
9/30/24	$11,574	$11,606	$11,797
10/31/24	$11,620	$11,319	$11,848
11/30/24	$11,663	$11,438	$11,895
12/31/24	$11,706	$11,251	$11,942
1/31/25	$11,748	$11,311	$11,988
2/28/25	$11,785	$11,560	$12,029
3/31/25	$11,824	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.80%	2.45%	1.69%
Class A (including sales charge)	4.80%	2.45%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: AMAXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS4099TSRAR_033125

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Administrative Class shares (5/13/2016), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Class M shares, adjusted to reflect the fees and other expenses paid by Administrative Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,515	$1,023,781	$1,001,216
6/30/16	$1,001,799	$1,042,177	$1,001,416
7/31/16	$1,002,081	$1,048,765	$1,001,638
8/31/16	$1,002,326	$1,047,566	$1,001,877
9/30/16	$1,002,671	$1,046,952	$1,002,116
10/31/16	$1,002,928	$1,038,944	$1,002,369
11/30/16	$1,003,232	$1,014,369	$1,002,627
12/31/16	$1,003,475	$1,015,800	$1,002,938
1/31/17	$1,003,833	$1,017,793	$1,003,311
2/28/17	$1,004,177	$1,024,634	$1,003,703
3/31/17	$1,004,652	$1,024,097	$1,004,153
4/30/17	$1,005,169	$1,032,000	$1,004,663
5/31/17	$1,005,760	$1,039,943	$1,005,272
6/30/17	$1,006,561	$1,038,896	$1,005,984
7/31/17	$1,007,289	$1,043,367	$1,006,794
8/31/17	$1,008,110	$1,052,726	$1,007,683
9/30/17	$1,008,941	$1,047,712	$1,008,552
10/31/17	$1,009,733	$1,048,319	$1,009,463
11/30/17	$1,010,574	$1,046,973	$1,010,364
12/31/17	$1,011,609	$1,051,778	$1,011,376
1/31/18	$1,012,653	$1,039,665	$1,012,488
2/28/18	$1,013,626	$1,029,809	$1,013,578
3/31/18	$1,014,962	$1,036,414	$1,014,900
4/30/18	$1,016,312	$1,028,705	$1,016,269
5/31/18	$1,017,728	$1,036,047	$1,017,787
6/30/18	$1,019,253	$1,034,773	$1,019,327
7/31/18	$1,020,786	$1,035,019	$1,020,980
8/31/18	$1,022,532	$1,041,679	$1,022,701
9/30/18	$1,023,971	$1,034,971	$1,024,424
10/31/18	$1,025,797	$1,026,792	$1,026,288
11/30/18	$1,027,729	$1,032,921	$1,028,181
12/31/18	$1,029,666	$1,051,898	$1,030,216
1/31/19	$1,031,658	$1,063,068	$1,032,309
2/28/19	$1,033,503	$1,062,452	$1,034,221
3/31/19	$1,035,582	$1,082,853	$1,036,364
4/30/19	$1,037,602	$1,083,130	$1,038,451
5/31/19	$1,039,789	$1,102,358	$1,040,621
6/30/19	$1,041,637	$1,116,201	$1,042,721
7/31/19	$1,043,727	$1,118,657	$1,044,805
8/31/19	$1,045,659	$1,147,643	$1,046,791
9/30/19	$1,047,358	$1,141,531	$1,048,587
10/31/19	$1,048,942	$1,144,969	$1,050,362
11/30/19	$1,050,249	$1,144,386	$1,051,926
12/31/19	$1,051,525	$1,143,588	$1,053,424
1/31/20	$1,052,871	$1,165,596	$1,054,843
2/29/20	$1,054,063	$1,186,575	$1,056,175
3/31/20	$1,054,535	$1,179,592	$1,057,509
4/30/20	$1,054,703	$1,200,561	$1,058,376
5/31/20	$1,054,712	$1,206,151	$1,058,833
6/30/20	$1,054,715	$1,213,749	$1,058,937
7/31/20	$1,054,729	$1,231,878	$1,059,058
8/31/20	$1,054,731	$1,221,935	$1,059,176
9/30/20	$1,054,735	$1,221,265	$1,059,278
10/31/20	$1,054,742	$1,215,812	$1,059,369
11/30/20	$1,054,749	$1,227,742	$1,059,456
12/31/20	$1,054,754	$1,229,433	$1,059,538
1/31/21	$1,054,756	$1,220,618	$1,059,615
2/28/21	$1,054,771	$1,202,992	$1,059,676
3/31/21	$1,054,772	$1,187,971	$1,059,730
4/30/21	$1,054,772	$1,197,356	$1,059,766
5/31/21	$1,054,783	$1,201,268	$1,059,790
6/30/21	$1,054,783	$1,209,708	$1,059,806
7/31/21	$1,054,783	$1,223,233	$1,059,829
8/31/21	$1,054,784	$1,220,905	$1,059,862
9/30/21	$1,054,799	$1,210,334	$1,059,903
10/31/21	$1,054,804	$1,210,000	$1,059,941
11/30/21	$1,054,804	$1,213,580	$1,059,981
12/31/21	$1,054,815	$1,210,475	$1,060,025
1/31/22	$1,054,818	$1,184,396	$1,060,075
2/28/22	$1,054,819	$1,171,183	$1,060,155
3/31/22	$1,054,872	$1,138,645	$1,060,323
4/30/22	$1,054,983	$1,095,436	$1,060,623
5/31/22	$1,055,447	$1,102,499	$1,061,136
6/30/22	$1,056,225	$1,085,203	$1,061,852
7/31/22	$1,057,452	$1,111,719	$1,062,953
8/31/22	$1,059,232	$1,080,306	$1,064,534
9/30/22	$1,061,341	$1,033,630	$1,066,619
10/31/22	$1,063,684	$1,020,242	$1,069,261
11/30/22	$1,066,701	$1,057,762	$1,072,326
12/31/22	$1,070,572	$1,052,991	$1,075,945
1/31/23	$1,074,106	$1,085,385	$1,079,916
2/28/23	$1,077,746	$1,057,322	$1,083,683
3/31/23	$1,082,167	$1,084,180	$1,088,015
4/30/23	$1,086,077	$1,090,751	$1,092,346
5/31/23	$1,090,655	$1,078,874	$1,096,968
6/30/23	$1,095,435	$1,075,027	$1,101,639
7/31/23	$1,099,813	$1,074,277	$1,106,658
8/31/23	$1,104,692	$1,067,415	$1,111,804
9/30/23	$1,109,611	$1,040,290	$1,116,824
10/31/23	$1,114,410	$1,023,873	$1,122,085
11/30/23	$1,119,238	$1,070,241	$1,127,216
12/31/23	$1,124,441	$1,111,209	$1,132,519
1/31/24	$1,129,299	$1,108,157	$1,137,809
2/29/24	$1,134,006	$1,092,501	$1,142,751
3/31/24	$1,139,069	$1,102,589	$1,148,046
4/30/24	$1,143,993	$1,074,739	$1,153,200
5/31/24	$1,149,413	$1,092,959	$1,158,559
6/30/24	$1,154,059	$1,103,307	$1,163,774
7/31/24	$1,159,261	$1,129,077	$1,169,185
8/31/24	$1,164,817	$1,145,301	$1,174,577
9/30/24	$1,169,353	$1,160,636	$1,179,725
10/31/24	$1,174,120	$1,131,854	$1,184,817
11/30/24	$1,178,683	$1,143,821	$1,189,527
12/31/24	$1,183,158	$1,125,101	$1,194,204
1/31/25	$1,187,556	$1,131,070	$1,198,799
2/28/25	$1,191,459	$1,155,956	$1,202,884
3/31/25	$1,195,481	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS2169TSRAR_033125

Class C: AMGXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,000	$9,964	$10,000
5/31/15	$10,000	$9,940	$10,000
6/30/15	$10,000	$9,832	$10,000
7/31/15	$10,000	$9,900	$10,001
8/31/15	$10,000	$9,886	$10,001
9/30/15	$10,000	$9,953	$10,001
10/31/15	$10,001	$9,954	$10,001
11/30/15	$10,001	$9,928	$10,002
12/31/15	$10,003	$9,896	$10,002
1/31/16	$10,004	$10,032	$10,004
2/29/16	$10,006	$10,103	$10,005
3/31/16	$10,007	$10,196	$10,008
4/30/16	$10,007	$10,235	$10,010
5/31/16	$10,008	$10,238	$10,012
6/30/16	$10,010	$10,422	$10,014
7/31/16	$10,011	$10,488	$10,016
8/31/16	$10,013	$10,476	$10,019
9/30/16	$10,015	$10,470	$10,021
10/31/16	$10,016	$10,389	$10,024
11/30/16	$10,017	$10,144	$10,026
12/31/16	$10,018	$10,158	$10,029
1/31/17	$10,020	$10,178	$10,033
2/28/17	$10,023	$10,246	$10,037
3/31/17	$10,026	$10,241	$10,042
4/30/17	$10,030	$10,320	$10,047
5/31/17	$10,035	$10,399	$10,053
6/30/17	$10,041	$10,389	$10,060
7/31/17	$10,047	$10,434	$10,068
8/31/17	$10,054	$10,527	$10,077
9/30/17	$10,061	$10,477	$10,086
10/31/17	$10,068	$10,483	$10,095
11/30/17	$10,075	$10,470	$10,104
12/31/17	$10,084	$10,518	$10,114
1/31/18	$10,093	$10,397	$10,125
2/28/18	$10,101	$10,298	$10,136
3/31/18	$10,113	$10,364	$10,149
4/30/18	$10,126	$10,287	$10,163
5/31/18	$10,138	$10,360	$10,178
6/30/18	$10,152	$10,348	$10,193
7/31/18	$10,166	$10,350	$10,210
8/31/18	$10,182	$10,417	$10,227
9/30/18	$10,195	$10,350	$10,244
10/31/18	$10,212	$10,268	$10,263
11/30/18	$10,230	$10,329	$10,282
12/31/18	$10,248	$10,519	$10,302
1/31/19	$10,267	$10,631	$10,323
2/28/19	$10,284	$10,625	$10,342
3/31/19	$10,303	$10,829	$10,364
4/30/19	$10,322	$10,831	$10,385
5/31/19	$10,342	$11,024	$10,406
6/30/19	$10,359	$11,162	$10,427
7/31/19	$10,379	$11,187	$10,448
8/31/19	$10,396	$11,476	$10,468
9/30/19	$10,412	$11,415	$10,486
10/31/19	$10,427	$11,450	$10,504
11/30/19	$10,438	$11,444	$10,519
12/31/19	$10,450	$11,436	$10,534
1/31/20	$10,462	$11,656	$10,548
2/29/20	$10,472	$11,866	$10,562
3/31/20	$10,476	$11,796	$10,575
4/30/20	$10,478	$12,006	$10,584
5/31/20	$10,478	$12,062	$10,588
6/30/20	$10,478	$12,137	$10,589
7/31/20	$10,478	$12,319	$10,591
8/31/20	$10,478	$12,219	$10,592
9/30/20	$10,478	$12,213	$10,593
10/31/20	$10,478	$12,158	$10,594
11/30/20	$10,478	$12,277	$10,595
12/31/20	$10,478	$12,294	$10,595
1/31/21	$10,478	$12,206	$10,596
2/28/21	$10,478	$12,030	$10,597
3/31/21	$10,478	$11,880	$10,597
4/30/21	$10,478	$11,974	$10,598
5/31/21	$10,478	$12,013	$10,598
6/30/21	$10,478	$12,097	$10,598
7/31/21	$10,478	$12,232	$10,598
8/31/21	$10,478	$12,209	$10,599
9/30/21	$10,479	$12,103	$10,599
10/31/21	$10,479	$12,100	$10,599
11/30/21	$10,479	$12,136	$10,600
12/31/21	$10,479	$12,105	$10,600
1/31/22	$10,479	$11,844	$10,601
2/28/22	$10,479	$11,712	$10,602
3/31/22	$10,479	$11,386	$10,603
4/30/22	$10,479	$10,954	$10,606
5/31/22	$10,482	$11,025	$10,611
6/30/22	$10,489	$10,852	$10,619
7/31/22	$10,500	$11,117	$10,630
8/31/22	$10,516	$10,803	$10,645
9/30/22	$10,535	$10,336	$10,666
10/31/22	$10,557	$10,202	$10,693
11/30/22	$10,586	$10,578	$10,723
12/31/22	$10,623	$10,530	$10,759
1/31/23	$10,657	$10,854	$10,799
2/28/23	$10,692	$10,573	$10,837
3/31/23	$10,734	$10,842	$10,880
4/30/23	$10,772	$10,908	$10,923
5/31/23	$10,816	$10,789	$10,970
6/30/23	$10,862	$10,750	$11,016
7/31/23	$10,904	$10,743	$11,067
8/31/23	$10,951	$10,674	$11,118
9/30/23	$10,998	$10,403	$11,168
10/31/23	$11,045	$10,239	$11,221
11/30/23	$11,091	$10,702	$11,272
12/31/23	$11,141	$11,112	$11,325
1/31/24	$11,188	$11,082	$11,378
2/29/24	$11,233	$10,925	$11,428
3/31/24	$11,282	$11,026	$11,480
4/30/24	$11,329	$10,747	$11,532
5/31/24	$11,382	$10,930	$11,586
6/30/24	$11,426	$11,033	$11,638
7/31/24	$11,476	$11,291	$11,692
8/31/24	$11,530	$11,453	$11,746
9/30/24	$11,573	$11,606	$11,797
10/31/24	$11,619	$11,319	$11,848
11/30/24	$11,663	$11,438	$11,895
12/31/24	$11,706	$11,251	$11,942
1/31/25	$11,748	$11,311	$11,988
2/28/25	$11,785	$11,560	$12,029
3/31/25	$11,823	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.80%	2.45%	1.69%
Class C (including sales charge)	4.80%	2.45%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: AMGXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS4299TSRAR_033125

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Institutional Class shares (5/13/2016), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Class M shares, adjusted to reflect the fees and other expenses paid by Institutional Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,515	$1,023,781	$1,001,216
6/30/16	$1,001,799	$1,042,177	$1,001,416
7/31/16	$1,002,088	$1,048,765	$1,001,638
8/31/16	$1,002,362	$1,047,566	$1,001,877
9/30/16	$1,002,726	$1,046,952	$1,002,116
10/31/16	$1,002,982	$1,038,944	$1,002,369
11/30/16	$1,003,286	$1,014,369	$1,002,627
12/31/16	$1,003,453	$1,015,800	$1,002,938
1/31/17	$1,003,811	$1,017,793	$1,003,311
2/28/17	$1,004,155	$1,024,634	$1,003,703
3/31/17	$1,004,629	$1,024,097	$1,004,153
4/30/17	$1,005,147	$1,032,000	$1,004,663
5/31/17	$1,005,738	$1,039,943	$1,005,272
6/30/17	$1,006,539	$1,038,896	$1,005,984
7/31/17	$1,007,267	$1,043,367	$1,006,794
8/31/17	$1,008,087	$1,052,726	$1,007,683
9/30/17	$1,008,919	$1,047,712	$1,008,552
10/31/17	$1,009,710	$1,048,319	$1,009,463
11/30/17	$1,010,551	$1,046,973	$1,010,364
12/31/17	$1,011,587	$1,051,778	$1,011,376
1/31/18	$1,012,631	$1,039,665	$1,012,488
2/28/18	$1,013,605	$1,029,809	$1,013,578
3/31/18	$1,014,940	$1,036,414	$1,014,900
4/30/18	$1,016,291	$1,028,705	$1,016,269
5/31/18	$1,017,708	$1,036,047	$1,017,787
6/30/18	$1,019,236	$1,034,773	$1,019,327
7/31/18	$1,020,769	$1,035,019	$1,020,980
8/31/18	$1,022,515	$1,041,679	$1,022,701
9/30/18	$1,023,956	$1,034,971	$1,024,424
10/31/18	$1,025,782	$1,026,792	$1,026,288
11/30/18	$1,027,714	$1,032,921	$1,028,181
12/31/18	$1,029,653	$1,051,898	$1,030,216
1/31/19	$1,031,644	$1,063,068	$1,032,309
2/28/19	$1,033,490	$1,062,452	$1,034,221
3/31/19	$1,035,569	$1,082,853	$1,036,364
4/30/19	$1,037,590	$1,083,130	$1,038,451
5/31/19	$1,039,777	$1,102,358	$1,040,621
6/30/19	$1,041,624	$1,116,201	$1,042,721
7/31/19	$1,043,715	$1,118,657	$1,044,805
8/31/19	$1,045,647	$1,147,643	$1,046,791
9/30/19	$1,047,346	$1,141,531	$1,048,587
10/31/19	$1,048,930	$1,144,969	$1,050,362
11/30/19	$1,050,236	$1,144,386	$1,051,926
12/31/19	$1,051,513	$1,143,588	$1,053,424
1/31/20	$1,052,859	$1,165,596	$1,054,843
2/29/20	$1,054,052	$1,186,575	$1,056,175
3/31/20	$1,054,525	$1,179,592	$1,057,509
4/30/20	$1,054,692	$1,200,561	$1,058,376
5/31/20	$1,054,701	$1,206,151	$1,058,833
6/30/20	$1,054,704	$1,213,749	$1,058,937
7/31/20	$1,054,718	$1,231,878	$1,059,058
8/31/20	$1,054,721	$1,221,935	$1,059,176
9/30/20	$1,054,725	$1,221,265	$1,059,278
10/31/20	$1,054,732	$1,215,812	$1,059,369
11/30/20	$1,054,739	$1,227,742	$1,059,456
12/31/20	$1,054,744	$1,229,433	$1,059,538
1/31/21	$1,054,746	$1,220,618	$1,059,615
2/28/21	$1,054,761	$1,202,992	$1,059,676
3/31/21	$1,054,762	$1,187,971	$1,059,730
4/30/21	$1,054,762	$1,197,356	$1,059,766
5/31/21	$1,054,773	$1,201,268	$1,059,790
6/30/21	$1,054,773	$1,209,708	$1,059,806
7/31/21	$1,054,773	$1,223,233	$1,059,829
8/31/21	$1,054,774	$1,220,905	$1,059,862
9/30/21	$1,054,789	$1,210,334	$1,059,903
10/31/21	$1,054,794	$1,210,000	$1,059,941
11/30/21	$1,054,794	$1,213,580	$1,059,981
12/31/21	$1,054,805	$1,210,475	$1,060,025
1/31/22	$1,054,808	$1,184,396	$1,060,075
2/28/22	$1,054,808	$1,171,183	$1,060,155
3/31/22	$1,054,862	$1,138,645	$1,060,323
4/30/22	$1,054,971	$1,095,436	$1,060,623
5/31/22	$1,055,436	$1,102,499	$1,061,136
6/30/22	$1,056,214	$1,085,203	$1,061,852
7/31/22	$1,057,440	$1,111,719	$1,062,953
8/31/22	$1,059,220	$1,080,306	$1,064,534
9/30/22	$1,061,330	$1,033,630	$1,066,619
10/31/22	$1,063,672	$1,020,242	$1,069,261
11/30/22	$1,066,689	$1,057,762	$1,072,326
12/31/22	$1,070,562	$1,052,991	$1,075,945
1/31/23	$1,074,096	$1,085,385	$1,079,916
2/28/23	$1,077,736	$1,057,322	$1,083,683
3/31/23	$1,082,157	$1,084,180	$1,088,015
4/30/23	$1,086,066	$1,090,751	$1,092,346
5/31/23	$1,090,645	$1,078,874	$1,096,968
6/30/23	$1,095,426	$1,075,027	$1,101,639
7/31/23	$1,099,803	$1,074,277	$1,106,658
8/31/23	$1,104,682	$1,067,415	$1,111,804
9/30/23	$1,109,602	$1,040,290	$1,116,824
10/31/23	$1,114,401	$1,023,873	$1,122,085
11/30/23	$1,119,229	$1,070,241	$1,127,216
12/31/23	$1,124,433	$1,111,209	$1,132,519
1/31/24	$1,129,290	$1,108,157	$1,137,809
2/29/24	$1,133,997	$1,092,501	$1,142,751
3/31/24	$1,139,061	$1,102,589	$1,148,046
4/30/24	$1,143,986	$1,074,739	$1,153,200
5/31/24	$1,149,407	$1,092,959	$1,158,559
6/30/24	$1,154,053	$1,103,307	$1,163,774
7/31/24	$1,159,256	$1,129,077	$1,169,185
8/31/24	$1,164,812	$1,145,301	$1,174,577
9/30/24	$1,169,349	$1,160,636	$1,179,725
10/31/24	$1,174,115	$1,131,854	$1,184,817
11/30/24	$1,178,677	$1,143,821	$1,189,527
12/31/24	$1,183,151	$1,125,101	$1,194,204
1/31/25	$1,187,550	$1,131,070	$1,198,799
2/28/25	$1,191,453	$1,155,956	$1,202,884
3/31/25	$1,195,475	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS2168TSRAR_033125

Class M: PGFXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,532	$1,023,781	$1,001,216
6/30/16	$1,001,824	$1,042,177	$1,001,416
7/31/16	$1,002,116	$1,048,765	$1,001,638
8/31/16	$1,002,387	$1,047,566	$1,001,877
9/30/16	$1,002,748	$1,046,952	$1,002,116
10/31/16	$1,003,000	$1,038,944	$1,002,369
11/30/16	$1,003,181	$1,014,369	$1,002,627
12/31/16	$1,003,425	$1,015,800	$1,002,938
1/31/17	$1,003,778	$1,017,793	$1,003,311
2/28/17	$1,004,119	$1,024,634	$1,003,703
3/31/17	$1,004,589	$1,024,097	$1,004,153
4/30/17	$1,005,101	$1,032,000	$1,004,663
5/31/17	$1,005,688	$1,039,943	$1,005,272
6/30/17	$1,006,485	$1,038,896	$1,005,984
7/31/17	$1,007,209	$1,043,367	$1,006,794
8/31/17	$1,008,025	$1,052,726	$1,007,683
9/30/17	$1,008,852	$1,047,712	$1,008,552
10/31/17	$1,009,639	$1,048,319	$1,009,463
11/30/17	$1,010,476	$1,046,973	$1,010,364
12/31/17	$1,011,505	$1,051,778	$1,011,376
1/31/18	$1,012,544	$1,039,665	$1,012,488
2/28/18	$1,013,512	$1,029,809	$1,013,578
3/31/18	$1,014,844	$1,036,414	$1,014,900
4/30/18	$1,016,190	$1,028,705	$1,016,269
5/31/18	$1,017,602	$1,036,047	$1,017,787
6/30/18	$1,019,122	$1,034,773	$1,019,327
7/31/18	$1,020,652	$1,035,019	$1,020,980
8/31/18	$1,022,394	$1,041,679	$1,022,701
9/30/18	$1,023,830	$1,034,971	$1,024,424
10/31/18	$1,025,651	$1,026,792	$1,026,288
11/30/18	$1,027,580	$1,032,921	$1,028,181
12/31/18	$1,029,508	$1,051,898	$1,030,216
1/31/19	$1,031,499	$1,063,068	$1,032,309
2/28/19	$1,033,343	$1,062,452	$1,034,221
3/31/19	$1,035,421	$1,082,853	$1,036,364
4/30/19	$1,037,441	$1,083,130	$1,038,451
5/31/19	$1,039,628	$1,102,358	$1,040,621
6/30/19	$1,041,474	$1,116,201	$1,042,721
7/31/19	$1,043,565	$1,118,657	$1,044,805
8/31/19	$1,045,497	$1,147,643	$1,046,791
9/30/19	$1,047,195	$1,141,531	$1,048,587
10/31/19	$1,048,779	$1,144,969	$1,050,362
11/30/19	$1,050,085	$1,144,386	$1,051,926
12/31/19	$1,051,361	$1,143,588	$1,053,424
1/31/20	$1,052,707	$1,165,596	$1,054,843
2/29/20	$1,053,899	$1,186,575	$1,056,175
3/31/20	$1,054,372	$1,179,592	$1,057,509
4/30/20	$1,054,540	$1,200,561	$1,058,376
5/31/20	$1,054,549	$1,206,151	$1,058,833
6/30/20	$1,054,552	$1,213,749	$1,058,937
7/31/20	$1,054,565	$1,231,878	$1,059,058
8/31/20	$1,054,568	$1,221,935	$1,059,176
9/30/20	$1,054,571	$1,221,265	$1,059,278
10/31/20	$1,054,578	$1,215,812	$1,059,369
11/30/20	$1,054,585	$1,227,742	$1,059,456
12/31/20	$1,054,591	$1,229,433	$1,059,538
1/31/21	$1,054,592	$1,220,618	$1,059,615
2/28/21	$1,054,608	$1,202,992	$1,059,676
3/31/21	$1,054,609	$1,187,971	$1,059,730
4/30/21	$1,054,609	$1,197,356	$1,059,766
5/31/21	$1,054,620	$1,201,268	$1,059,790
6/30/21	$1,054,620	$1,209,708	$1,059,806
7/31/21	$1,054,620	$1,223,233	$1,059,829
8/31/21	$1,054,620	$1,220,905	$1,059,862
9/30/21	$1,054,636	$1,210,334	$1,059,903
10/31/21	$1,054,641	$1,210,000	$1,059,941
11/30/21	$1,054,641	$1,213,580	$1,059,981
12/31/21	$1,054,651	$1,210,475	$1,060,025
1/31/22	$1,054,655	$1,184,396	$1,060,075
2/28/22	$1,054,655	$1,171,183	$1,060,155
3/31/22	$1,054,709	$1,138,645	$1,060,323
4/30/22	$1,054,819	$1,095,436	$1,060,623
5/31/22	$1,055,283	$1,102,499	$1,061,136
6/30/22	$1,056,060	$1,085,203	$1,061,852
7/31/22	$1,057,287	$1,111,719	$1,062,953
8/31/22	$1,059,067	$1,080,306	$1,064,534
9/30/22	$1,061,175	$1,033,630	$1,066,619
10/31/22	$1,063,517	$1,020,242	$1,069,261
11/30/22	$1,066,534	$1,057,762	$1,072,326
12/31/22	$1,070,409	$1,052,991	$1,075,945
1/31/23	$1,073,943	$1,085,385	$1,079,916
2/28/23	$1,077,583	$1,057,322	$1,083,683
3/31/23	$1,082,003	$1,084,180	$1,088,015
4/30/23	$1,085,913	$1,090,751	$1,092,346
5/31/23	$1,090,491	$1,078,874	$1,096,968
6/30/23	$1,095,271	$1,075,027	$1,101,639
7/31/23	$1,099,648	$1,074,277	$1,106,658
8/31/23	$1,104,526	$1,067,415	$1,111,804
9/30/23	$1,109,445	$1,040,290	$1,116,824
10/31/23	$1,114,242	$1,023,873	$1,122,085
11/30/23	$1,119,070	$1,070,241	$1,127,216
12/31/23	$1,124,273	$1,111,209	$1,132,519
1/31/24	$1,129,130	$1,108,157	$1,137,809
2/29/24	$1,133,836	$1,092,501	$1,142,751
3/31/24	$1,138,898	$1,102,589	$1,148,046
4/30/24	$1,143,822	$1,074,739	$1,153,200
5/31/24	$1,149,242	$1,092,959	$1,158,559
6/30/24	$1,153,888	$1,103,307	$1,163,774
7/31/24	$1,159,090	$1,129,077	$1,169,185
8/31/24	$1,164,647	$1,145,301	$1,174,577
9/30/24	$1,169,184	$1,160,636	$1,179,725
10/31/24	$1,173,950	$1,131,854	$1,184,817
11/30/24	$1,178,511	$1,143,821	$1,189,527
12/31/24	$1,182,986	$1,125,101	$1,194,204
1/31/25	$1,187,382	$1,131,070	$1,198,799
2/28/25	$1,191,285	$1,155,956	$1,202,884
3/31/25	$1,195,306	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PGFXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS1940TSRAR_033125

I-2: PGPXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,006	$996,412	$1,000,016
5/31/15	$1,000,015	$994,012	$1,000,030
6/30/15	$1,000,022	$983,174	$1,000,041
7/31/15	$1,000,030	$990,008	$1,000,050
8/31/15	$1,000,036	$988,586	$1,000,075
9/30/15	$1,000,043	$995,273	$1,000,101
10/31/15	$1,000,051	$995,439	$1,000,125
11/30/15	$1,000,058	$992,809	$1,000,152
12/31/15	$1,000,337	$989,601	$1,000,229
1/31/16	$1,000,503	$1,003,219	$1,000,354
2/29/16	$1,000,669	$1,010,335	$1,000,534
3/31/16	$1,000,809	$1,019,605	$1,000,767
4/30/16	$1,000,932	$1,023,519	$1,001,004
5/31/16	$1,001,007	$1,023,781	$1,001,216
6/30/16	$1,001,217	$1,042,177	$1,001,416
7/31/16	$1,001,423	$1,048,765	$1,001,638
8/31/16	$1,001,610	$1,047,566	$1,001,877
9/30/16	$1,001,883	$1,046,952	$1,002,116
10/31/16	$1,002,056	$1,038,944	$1,002,369
11/30/16	$1,002,157	$1,014,369	$1,002,627
12/31/16	$1,002,310	$1,015,800	$1,002,938
1/31/17	$1,002,583	$1,017,793	$1,003,311
2/28/17	$1,002,847	$1,024,634	$1,003,703
3/31/17	$1,003,225	$1,024,097	$1,004,153
4/30/17	$1,003,662	$1,032,000	$1,004,663
5/31/17	$1,004,162	$1,039,943	$1,005,272
6/30/17	$1,004,870	$1,038,896	$1,005,984
7/31/17	$1,005,513	$1,043,367	$1,006,794
8/31/17	$1,006,243	$1,052,726	$1,007,683
9/30/17	$1,006,983	$1,047,712	$1,008,552
10/31/17	$1,007,686	$1,048,319	$1,009,463
11/30/17	$1,008,439	$1,046,973	$1,010,364
12/31/17	$1,009,379	$1,051,778	$1,011,376
1/31/18	$1,010,335	$1,039,665	$1,012,488
2/28/18	$1,011,226	$1,029,809	$1,013,578
3/31/18	$1,012,464	$1,036,414	$1,014,900
4/30/18	$1,013,726	$1,028,705	$1,016,269
5/31/18	$1,015,050	$1,036,047	$1,017,787
6/30/18	$1,016,480	$1,034,773	$1,019,327
7/31/18	$1,017,924	$1,035,019	$1,020,980
8/31/18	$1,019,566	$1,041,679	$1,022,701
9/30/18	$1,020,923	$1,034,971	$1,024,424
10/31/18	$1,022,655	$1,026,792	$1,026,288
11/30/18	$1,024,488	$1,032,921	$1,028,181
12/31/18	$1,026,336	$1,051,898	$1,030,216
1/31/19	$1,028,233	$1,063,068	$1,032,309
2/28/19	$1,029,994	$1,062,452	$1,034,221
3/31/19	$1,031,978	$1,082,853	$1,036,364
4/30/19	$1,033,906	$1,083,130	$1,038,451
5/31/19	$1,035,993	$1,102,358	$1,040,621
6/30/19	$1,037,755	$1,116,201	$1,042,721
7/31/19	$1,039,751	$1,118,657	$1,044,805
8/31/19	$1,041,582	$1,147,643	$1,046,791
9/30/19	$1,043,194	$1,141,531	$1,048,587
10/31/19	$1,044,684	$1,144,969	$1,050,362
11/30/19	$1,045,896	$1,144,386	$1,051,926
12/31/19	$1,047,078	$1,143,588	$1,053,424
1/31/20	$1,048,327	$1,165,596	$1,054,843
2/29/20	$1,049,434	$1,186,575	$1,056,175
3/31/20	$1,049,858	$1,179,592	$1,057,509
4/30/20	$1,050,025	$1,200,561	$1,058,376
5/31/20	$1,050,033	$1,206,151	$1,058,833
6/30/20	$1,050,035	$1,213,749	$1,058,937
7/31/20	$1,050,038	$1,231,878	$1,059,058
8/31/20	$1,050,038	$1,221,935	$1,059,176
9/30/20	$1,050,039	$1,221,265	$1,059,278
10/31/20	$1,050,045	$1,215,812	$1,059,369
11/30/20	$1,050,053	$1,227,742	$1,059,456
12/31/20	$1,050,058	$1,229,433	$1,059,538
1/31/21	$1,050,059	$1,220,618	$1,059,615
2/28/21	$1,050,074	$1,202,992	$1,059,676
3/31/21	$1,050,075	$1,187,971	$1,059,730
4/30/21	$1,050,075	$1,197,356	$1,059,766
5/31/21	$1,050,086	$1,201,268	$1,059,790
6/30/21	$1,050,086	$1,209,708	$1,059,806
7/31/21	$1,050,086	$1,223,233	$1,059,829
8/31/21	$1,050,087	$1,220,905	$1,059,862
9/30/21	$1,050,102	$1,210,334	$1,059,903
10/31/21	$1,050,107	$1,210,000	$1,059,941
11/30/21	$1,050,107	$1,213,580	$1,059,981
12/31/21	$1,050,118	$1,210,475	$1,060,025
1/31/22	$1,050,121	$1,184,396	$1,060,075
2/28/22	$1,050,121	$1,171,183	$1,060,155
3/31/22	$1,050,135	$1,138,645	$1,060,323
4/30/22	$1,050,157	$1,095,436	$1,060,623
5/31/22	$1,050,532	$1,102,499	$1,061,136
6/30/22	$1,051,221	$1,085,203	$1,061,852
7/31/22	$1,052,353	$1,111,719	$1,062,953
8/31/22	$1,054,035	$1,080,306	$1,064,534
9/30/22	$1,056,043	$1,033,630	$1,066,619
10/31/22	$1,058,291	$1,020,242	$1,069,261
11/30/22	$1,061,207	$1,057,762	$1,072,326
12/31/22	$1,064,961	$1,052,991	$1,075,945
1/31/23	$1,068,392	$1,085,385	$1,079,916
2/28/23	$1,071,932	$1,057,322	$1,083,683
3/31/23	$1,076,232	$1,084,180	$1,088,015
4/30/23	$1,080,038	$1,090,751	$1,092,346
5/31/23	$1,084,500	$1,078,874	$1,096,968
6/30/23	$1,089,161	$1,075,027	$1,101,639
7/31/23	$1,093,429	$1,074,277	$1,106,658
8/31/23	$1,098,188	$1,067,415	$1,111,804
9/30/23	$1,102,985	$1,040,290	$1,116,824
10/31/23	$1,107,666	$1,023,873	$1,122,085
11/30/23	$1,112,375	$1,070,241	$1,127,216
12/31/23	$1,117,450	$1,111,209	$1,132,519
1/31/24	$1,122,187	$1,108,157	$1,137,809
2/29/24	$1,126,775	$1,092,501	$1,142,751
3/31/24	$1,131,710	$1,102,589	$1,148,046
4/30/24	$1,136,511	$1,074,739	$1,153,200
5/31/24	$1,141,795	$1,092,959	$1,158,559
6/30/24	$1,146,323	$1,103,307	$1,163,774
7/31/24	$1,151,394	$1,129,077	$1,169,185
8/31/24	$1,156,807	$1,145,301	$1,174,577
9/30/24	$1,161,224	$1,160,636	$1,179,725
10/31/24	$1,165,860	$1,131,854	$1,184,817
11/30/24	$1,170,292	$1,143,821	$1,189,527
12/31/24	$1,174,636	$1,125,101	$1,194,204
1/31/25	$1,178,898	$1,131,070	$1,198,799
2/28/25	$1,182,682	$1,155,956	$1,202,884
3/31/25	$1,186,581	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.85%	2.48%	1.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGPXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2025

PIMS1941TSRAR_033125

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$239	2.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$9,448	$10,000	$10,000
4/30/15	$9,610	$9,964	$10,136
5/31/15	$9,470	$9,940	$10,028
6/30/15	$9,329	$9,832	$9,952
7/31/15	$9,122	$9,900	$9,705
8/31/15	$8,948	$9,886	$9,581
9/30/15	$8,733	$9,953	$9,499
10/31/15	$8,943	$9,954	$9,613
11/30/15	$8,733	$9,928	$9,380
12/31/15	$8,630	$9,896	$9,289
1/31/16	$8,574	$10,032	$9,316
2/29/16	$8,619	$10,103	$9,431
3/31/16	$9,063	$10,196	$9,764
4/30/16	$9,307	$10,235	$9,973
5/31/16	$9,185	$10,238	$9,855
6/30/16	$9,496	$10,422	$10,213
7/31/16	$9,563	$10,488	$10,222
8/31/16	$9,507	$10,476	$10,100
9/30/16	$9,641	$10,470	$10,186
10/31/16	$9,596	$10,389	$10,054
11/30/16	$9,396	$10,144	$9,850
12/31/16	$9,501	$10,158	$9,917
1/31/17	$9,679	$10,178	$10,025
2/28/17	$9,768	$10,246	$10,146
3/31/17	$9,699	$10,241	$10,081
4/30/17	$9,744	$10,320	$10,094
5/31/17	$9,733	$10,399	$10,087
6/30/17	$9,698	$10,389	$10,040
7/31/17	$9,856	$10,434	$10,160
8/31/17	$10,003	$10,527	$10,264
9/30/17	$9,971	$10,477	$10,196
10/31/17	$10,029	$10,483	$10,219
11/30/17	$10,109	$10,470	$10,275
12/31/17	$10,256	$10,518	$10,420
1/31/18	$10,292	$10,397	$10,450
2/28/18	$10,091	$10,298	$10,258
3/31/18	$10,244	$10,364	$10,348
4/30/18	$10,280	$10,287	$10,381
5/31/18	$10,280	$10,360	$10,420
6/30/18	$10,218	$10,348	$10,346
7/31/18	$10,170	$10,350	$10,273
8/31/18	$10,110	$10,417	$10,234
9/30/18	$10,119	$10,350	$10,206
10/31/18	$9,948	$10,268	$10,071
11/30/18	$9,935	$10,329	$10,162
12/31/18	$9,841	$10,519	$10,018
1/31/19	$10,208	$10,631	$10,374
2/28/19	$10,287	$10,625	$10,392
3/31/19	$10,353	$10,829	$10,475
4/30/19	$10,379	$10,831	$10,473
5/31/19	$10,300	$11,024	$10,485
6/30/19	$10,471	$11,162	$10,721
7/31/19	$10,511	$11,187	$10,752
8/31/19	$10,550	$11,476	$10,862
9/30/19	$10,534	$11,415	$10,831
10/31/19	$10,653	$11,450	$10,964
11/30/19	$10,547	$11,444	$10,856
12/31/19	$10,773	$11,436	$11,050
1/31/20	$10,733	$11,656	$11,019
2/29/20	$10,519	$11,866	$10,834
3/31/20	$9,585	$11,796	$10,164
4/30/20	$9,972	$12,006	$10,419
5/31/20	$10,225	$12,062	$10,568
6/30/20	$10,474	$12,137	$10,731
7/31/20	$10,929	$12,319	$11,121
8/31/20	$11,143	$12,219	$11,341
9/30/20	$10,969	$12,213	$11,146
10/31/20	$10,902	$12,158	$11,114
11/30/20	$11,317	$12,277	$11,379
12/31/20	$11,733	$12,294	$11,696
1/31/21	$11,827	$12,206	$11,732
2/28/21	$11,895	$12,030	$11,775
3/31/21	$11,881	$11,880	$11,732
4/30/21	$12,364	$11,974	$12,163
5/31/21	$12,646	$12,013	$12,429
6/30/21	$12,655	$12,097	$12,427
7/31/21	$12,918	$12,232	$12,708
8/31/21	$12,974	$12,209	$12,727
9/30/21	$12,859	$12,103	$12,666
10/31/21	$13,089	$12,100	$12,925
11/30/21	$12,845	$12,136	$12,723
12/31/21	$13,281	$12,105	$13,009
1/31/22	$13,147	$11,844	$13,013
2/28/22	$13,311	$11,712	$13,219
3/31/22	$13,688	$11,386	$13,384
4/30/22	$13,552	$10,954	$13,221
5/31/22	$13,461	$11,025	$13,082
6/30/22	$12,760	$10,852	$12,435
7/31/22	$13,258	$11,117	$12,852
8/31/22	$12,900	$10,803	$12,580
9/30/22	$11,901	$10,336	$11,754
10/31/22	$12,222	$10,202	$11,910
11/30/22	$12,591	$10,578	$12,304
12/31/22	$12,560	$10,530	$12,212
1/31/23	$12,849	$10,854	$12,562
2/28/23	$12,509	$10,573	$12,204
3/31/23	$12,713	$10,842	$12,457
4/30/23	$12,781	$10,908	$12,474
5/31/23	$12,458	$10,789	$12,199
6/30/23	$12,611	$10,750	$12,337
7/31/23	$13,018	$10,743	$12,600
8/31/23	$12,899	$10,674	$12,441
9/30/23	$12,628	$10,403	$12,151
10/31/23	$12,611	$10,239	$12,153
11/30/23	$13,035	$10,702	$12,471
12/31/23	$13,307	$11,112	$12,727
1/31/24	$13,375	$11,082	$12,659
2/29/24	$13,324	$10,925	$12,588
3/31/24	$13,595	$11,026	$12,846
4/30/24	$13,392	$10,747	$12,755
5/31/24	$13,663	$10,930	$13,002
6/30/24	$13,673	$11,033	$13,028
7/31/24	$13,879	$11,291	$13,175
8/31/24	$14,050	$11,453	$13,387
9/30/24	$14,407	$11,606	$13,758
10/31/24	$14,130	$11,319	$13,554
11/30/24	$14,216	$11,438	$13,599
12/31/24	$13,996	$11,251	$13,388
1/31/25	$14,294	$11,311	$13,708
2/28/25	$14,575	$11,560	$13,935
3/31/25	$14,839	$11,564	$14,196

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	9.14%	9.13%	4.62%
Class A (including sales charge)	3.09%	7.90%	4.03%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS6034TSRAR_033125

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$209	1.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (9/15/2022), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,115	$996,412	$1,013,620
5/31/15	$1,002,376	$994,012	$1,002,830
6/30/15	$987,400	$983,174	$995,224
7/31/15	$966,784	$990,008	$970,496
8/31/15	$948,461	$988,586	$958,149
9/30/15	$925,930	$995,273	$949,942
10/31/15	$947,854	$995,439	$961,333
11/30/15	$926,857	$992,809	$937,984
12/31/15	$915,229	$989,601	$928,892
1/31/16	$910,427	$1,003,219	$931,617
2/29/16	$915,007	$1,010,335	$943,114
3/31/16	$962,922	$1,019,605	$976,404
4/30/16	$988,574	$1,023,519	$997,347
5/31/16	$975,565	$1,023,781	$985,496
6/30/16	$1,008,236	$1,042,177	$1,021,332
7/31/16	$1,016,304	$1,048,765	$1,022,217
8/31/16	$1,010,320	$1,047,566	$1,009,976
9/30/16	$1,024,244	$1,046,952	$1,018,573
10/31/16	$1,020,603	$1,038,944	$1,005,448
11/30/16	$999,412	$1,014,369	$985,036
12/31/16	$1,010,080	$1,015,800	$991,687
1/31/17	$1,029,940	$1,017,793	$1,002,512
2/28/17	$1,040,402	$1,024,634	$1,014,611
3/31/17	$1,032,775	$1,024,097	$1,008,101
4/30/17	$1,037,384	$1,032,000	$1,009,446
5/31/17	$1,036,069	$1,039,943	$1,008,738
6/30/17	$1,033,084	$1,038,896	$1,004,033
7/31/17	$1,050,928	$1,043,367	$1,015,955
8/31/17	$1,067,571	$1,052,726	$1,026,356
9/30/17	$1,064,127	$1,047,712	$1,019,564
10/31/17	$1,070,057	$1,048,319	$1,021,934
11/30/17	$1,078,417	$1,046,973	$1,027,488
12/31/17	$1,095,199	$1,051,778	$1,042,028
1/31/18	$1,098,814	$1,039,665	$1,044,964
2/28/18	$1,077,414	$1,029,809	$1,025,790
3/31/18	$1,093,543	$1,036,414	$1,034,811
4/30/18	$1,098,413	$1,028,705	$1,038,066
5/31/18	$1,098,273	$1,036,047	$1,041,957
6/30/18	$1,092,438	$1,034,773	$1,034,564
7/31/18	$1,088,476	$1,035,019	$1,027,347
8/31/18	$1,080,691	$1,041,679	$1,023,385
9/30/18	$1,082,814	$1,034,971	$1,020,625
10/31/18	$1,064,522	$1,026,792	$1,007,111
11/30/18	$1,063,095	$1,032,921	$1,016,168
12/31/18	$1,053,041	$1,051,898	$1,001,769
1/31/19	$1,093,246	$1,063,068	$1,037,394
2/28/19	$1,101,465	$1,062,452	$1,039,163
3/31/19	$1,109,668	$1,082,853	$1,047,512
4/30/19	$1,112,312	$1,083,130	$1,047,334
5/31/19	$1,103,829	$1,102,358	$1,048,467
6/30/19	$1,122,740	$1,116,201	$1,072,134
7/31/19	$1,126,781	$1,118,657	$1,075,247
8/31/19	$1,132,216	$1,147,643	$1,086,178
9/30/19	$1,130,207	$1,141,531	$1,083,065
10/31/19	$1,142,667	$1,144,969	$1,096,403
11/30/19	$1,132,724	$1,144,386	$1,085,613
12/31/19	$1,156,892	$1,143,588	$1,104,999
1/31/20	$1,152,491	$1,165,596	$1,101,851
2/29/20	$1,129,673	$1,186,575	$1,083,384
3/31/20	$1,028,903	$1,179,592	$1,016,415
4/30/20	$1,072,705	$1,200,561	$1,041,922
5/31/20	$1,099,492	$1,206,151	$1,056,816
6/30/20	$1,126,550	$1,213,749	$1,073,124
7/31/20	$1,174,705	$1,231,878	$1,112,145
8/31/20	$1,200,123	$1,221,935	$1,134,079
9/30/20	$1,180,093	$1,221,265	$1,114,621
10/31/20	$1,174,261	$1,215,812	$1,111,402
11/30/20	$1,219,550	$1,227,742	$1,137,900
12/31/20	$1,263,286	$1,229,433	$1,169,632
1/31/21	$1,274,543	$1,220,618	$1,173,241
2/28/21	$1,281,531	$1,202,992	$1,177,451
3/31/21	$1,281,367	$1,187,971	$1,173,241
4/30/21	$1,332,575	$1,197,356	$1,216,260
5/31/21	$1,363,791	$1,201,268	$1,242,863
6/30/21	$1,365,080	$1,209,708	$1,242,721
7/31/21	$1,394,293	$1,223,233	$1,270,775
8/31/21	$1,399,993	$1,220,905	$1,272,721
9/30/21	$1,388,888	$1,210,334	$1,266,566
10/31/21	$1,413,128	$1,210,000	$1,292,497
11/30/21	$1,387,010	$1,213,580	$1,272,261
12/31/21	$1,435,826	$1,210,475	$1,300,916
1/31/22	$1,419,762	$1,184,396	$1,301,306
2/28/22	$1,438,655	$1,171,183	$1,321,895
3/31/22	$1,479,584	$1,138,645	$1,338,416
4/30/22	$1,464,880	$1,095,436	$1,322,107
5/31/22	$1,455,016	$1,102,499	$1,308,169
6/30/22	$1,379,638	$1,085,203	$1,243,535
7/31/22	$1,433,920	$1,111,719	$1,285,174
8/31/22	$1,395,787	$1,080,306	$1,258,040
9/30/22	$1,287,757	$1,033,630	$1,175,364
10/31/22	$1,321,825	$1,020,242	$1,191,036
11/30/22	$1,364,409	$1,057,762	$1,230,445
12/31/22	$1,360,925	$1,052,991	$1,221,177
1/31/23	$1,391,609	$1,085,385	$1,256,235
2/28/23	$1,353,705	$1,057,322	$1,220,434
3/31/23	$1,378,974	$1,084,180	$1,245,658
4/30/23	$1,384,389	$1,090,751	$1,247,356
5/31/23	$1,351,900	$1,078,874	$1,219,939
6/30/23	$1,369,950	$1,075,027	$1,233,665
7/31/23	$1,413,268	$1,074,277	$1,259,985
8/31/23	$1,402,439	$1,067,415	$1,244,101
9/30/23	$1,373,560	$1,040,290	$1,215,057
10/31/23	$1,371,755	$1,023,873	$1,215,304
11/30/23	$1,416,878	$1,070,241	$1,247,144
12/31/23	$1,448,361	$1,111,209	$1,272,650
1/31/24	$1,455,594	$1,108,157	$1,265,893
2/29/24	$1,450,170	$1,092,501	$1,258,818
3/31/24	$1,479,790	$1,102,589	$1,284,643
4/30/24	$1,458,082	$1,074,739	$1,275,516
5/31/24	$1,487,026	$1,092,959	$1,300,174
6/30/24	$1,489,235	$1,103,307	$1,302,827
7/31/24	$1,511,189	$1,129,077	$1,317,508
8/31/24	$1,531,314	$1,145,301	$1,338,699
9/30/24	$1,570,765	$1,160,636	$1,375,809
10/31/24	$1,541,163	$1,131,854	$1,355,397
11/30/24	$1,550,414	$1,143,821	$1,359,855
12/31/24	$1,526,305	$1,125,101	$1,338,805
1/31/25	$1,560,056	$1,131,070	$1,370,821
2/28/25	$1,590,057	$1,155,956	$1,393,498
3/31/25	$1,621,074	$1,156,391	$1,419,606

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	9.55%	9.52%	4.95%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS2238TSRAR_033125

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.84%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,065	$996,412	$1,013,620
5/31/15	$1,002,275	$994,012	$1,002,830
6/30/15	$987,252	$983,174	$995,224
7/31/15	$966,589	$990,008	$970,496
8/31/15	$948,221	$988,586	$958,149
9/30/15	$925,650	$995,273	$949,942
10/31/15	$947,689	$995,439	$961,333
11/30/15	$926,809	$992,809	$937,984
12/31/15	$915,300	$989,601	$928,892
1/31/16	$910,612	$1,003,219	$931,617
2/29/16	$915,300	$1,010,335	$943,114
3/31/16	$963,350	$1,019,605	$976,404
4/30/16	$989,133	$1,023,519	$997,347
5/31/16	$976,241	$1,023,781	$985,496
6/30/16	$1,009,056	$1,042,177	$1,021,332
7/31/16	$1,017,260	$1,048,765	$1,022,217
8/31/16	$1,011,400	$1,047,566	$1,009,976
9/30/16	$1,025,464	$1,046,952	$1,018,573
10/31/16	$1,021,948	$1,038,944	$1,005,448
11/30/16	$1,000,853	$1,014,369	$985,036
12/31/16	$1,011,664	$1,015,800	$991,687
1/31/17	$1,031,685	$1,017,793	$1,002,512
2/28/17	$1,042,284	$1,024,634	$1,014,611
3/31/17	$1,034,775	$1,024,097	$1,008,101
4/30/17	$1,039,521	$1,032,000	$1,009,446
5/31/17	$1,038,335	$1,039,943	$1,008,738
6/30/17	$1,035,471	$1,038,896	$1,004,033
7/31/17	$1,053,489	$1,043,367	$1,015,955
8/31/17	$1,070,307	$1,052,726	$1,026,356
9/30/17	$1,066,986	$1,047,712	$1,019,564
10/31/17	$1,073,069	$1,048,319	$1,021,934
11/30/17	$1,081,586	$1,046,973	$1,027,488
12/31/17	$1,098,555	$1,051,778	$1,042,028
1/31/18	$1,102,322	$1,039,665	$1,044,964
2/28/18	$1,080,978	$1,029,809	$1,025,790
3/31/18	$1,097,300	$1,036,414	$1,034,811
4/30/18	$1,102,322	$1,028,705	$1,038,066
5/31/18	$1,102,322	$1,036,047	$1,041,957
6/30/18	$1,096,600	$1,034,773	$1,034,564
7/31/18	$1,092,761	$1,035,019	$1,027,347
8/31/18	$1,085,084	$1,041,679	$1,023,385
9/30/18	$1,087,350	$1,034,971	$1,020,625
10/31/18	$1,069,119	$1,026,792	$1,007,111
11/30/18	$1,067,816	$1,032,921	$1,016,168
12/31/18	$1,057,853	$1,051,898	$1,001,769
1/31/19	$1,098,379	$1,063,068	$1,037,394
2/28/19	$1,106,763	$1,062,452	$1,039,163
3/31/19	$1,115,148	$1,082,853	$1,047,512
4/30/19	$1,117,943	$1,083,130	$1,047,334
5/31/19	$1,109,558	$1,102,358	$1,048,467
6/30/19	$1,128,706	$1,116,201	$1,072,134
7/31/19	$1,132,912	$1,118,657	$1,075,247
8/31/19	$1,138,521	$1,147,643	$1,086,178
9/30/19	$1,136,642	$1,141,531	$1,083,065
10/31/19	$1,149,319	$1,144,969	$1,096,403
11/30/19	$1,139,459	$1,144,386	$1,085,613
12/31/19	$1,163,917	$1,143,588	$1,104,999
1/31/20	$1,159,638	$1,165,596	$1,101,851
2/29/20	$1,136,816	$1,186,575	$1,083,384
3/31/20	$1,035,544	$1,179,592	$1,016,415
4/30/20	$1,079,762	$1,200,561	$1,041,922
5/31/20	$1,106,863	$1,206,151	$1,056,816
6/30/20	$1,134,240	$1,213,749	$1,073,124
7/31/20	$1,182,871	$1,231,878	$1,112,145
8/31/20	$1,208,617	$1,221,935	$1,134,079
9/30/20	$1,188,592	$1,221,265	$1,114,621
10/31/20	$1,182,871	$1,215,812	$1,111,402
11/30/20	$1,228,641	$1,227,742	$1,137,900
12/31/20	$1,272,862	$1,229,433	$1,169,632
1/31/21	$1,284,368	$1,220,618	$1,173,241
2/28/21	$1,291,560	$1,202,992	$1,177,451
3/31/21	$1,291,560	$1,187,971	$1,173,241
4/30/21	$1,343,337	$1,197,356	$1,216,260
5/31/21	$1,374,979	$1,201,268	$1,242,863
6/30/21	$1,376,448	$1,209,708	$1,242,721
7/31/21	$1,406,081	$1,223,233	$1,270,775
8/31/21	$1,412,008	$1,220,905	$1,272,721
9/30/21	$1,400,981	$1,210,334	$1,266,566
10/31/21	$1,425,614	$1,210,000	$1,292,497
11/30/21	$1,399,441	$1,213,580	$1,272,261
12/31/21	$1,448,875	$1,210,475	$1,300,916
1/31/22	$1,432,847	$1,184,396	$1,301,306
2/28/22	$1,452,080	$1,171,183	$1,321,895
3/31/22	$1,493,581	$1,138,645	$1,338,416
4/30/22	$1,478,922	$1,095,436	$1,322,107
5/31/22	$1,469,149	$1,102,499	$1,308,169
6/30/22	$1,393,216	$1,085,203	$1,243,535
7/31/22	$1,448,211	$1,111,719	$1,285,174
8/31/22	$1,409,881	$1,080,306	$1,258,040
9/30/22	$1,302,562	$1,033,630	$1,175,364
10/31/22	$1,336,975	$1,020,242	$1,191,036
11/30/22	$1,378,272	$1,057,762	$1,230,445
12/31/22	$1,374,639	$1,052,991	$1,221,177
1/31/23	$1,407,456	$1,085,385	$1,256,235
2/28/23	$1,369,170	$1,057,322	$1,220,434
3/31/23	$1,394,694	$1,084,180	$1,245,658
4/30/23	$1,400,163	$1,090,751	$1,247,356
5/31/23	$1,365,524	$1,078,874	$1,219,939
6/30/23	$1,383,755	$1,075,027	$1,233,665
7/31/23	$1,429,333	$1,074,277	$1,259,985
8/31/23	$1,416,571	$1,067,415	$1,244,101
9/30/23	$1,387,401	$1,040,290	$1,215,057
10/31/23	$1,385,578	$1,023,873	$1,215,304
11/30/23	$1,432,979	$1,070,241	$1,247,144
12/31/23	$1,464,011	$1,111,209	$1,272,650
1/31/24	$1,471,313	$1,108,157	$1,265,893
2/29/24	$1,465,836	$1,092,501	$1,258,818
3/31/24	$1,497,815	$1,102,589	$1,284,643
4/30/24	$1,475,896	$1,074,739	$1,275,516
5/31/24	$1,505,121	$1,092,959	$1,300,174
6/30/24	$1,507,654	$1,103,307	$1,302,827
7/31/24	$1,529,825	$1,129,077	$1,317,508
8/31/24	$1,550,149	$1,145,301	$1,338,699
9/30/24	$1,590,415	$1,160,636	$1,375,809
10/31/24	$1,560,513	$1,131,854	$1,355,397
11/30/24	$1,569,858	$1,143,821	$1,359,855
12/31/24	$1,544,321	$1,125,101	$1,338,805
1/31/25	$1,580,324	$1,131,070	$1,370,821
2/28/25	$1,610,642	$1,155,956	$1,393,498
3/31/25	$1,642,383	$1,156,391	$1,419,606

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.65%	9.66%	5.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS2031TSRAR_033125

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$203	1.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,018,203	$996,412	$1,013,620
5/31/15	$1,002,275	$994,012	$1,002,830
6/30/15	$988,170	$983,174	$995,224
7/31/15	$966,363	$990,008	$970,496
8/31/15	$948,000	$988,586	$958,149
9/30/15	$926,318	$995,273	$949,942
10/31/15	$948,345	$995,439	$961,333
11/30/15	$926,318	$992,809	$937,984
12/31/15	$915,461	$989,601	$928,892
1/31/16	$909,608	$1,003,219	$931,617
2/29/16	$914,291	$1,010,335	$943,114
3/31/16	$962,288	$1,019,605	$976,404
4/30/16	$988,043	$1,023,519	$997,347
5/31/16	$976,336	$1,023,781	$985,496
6/30/16	$1,009,115	$1,042,177	$1,021,332
7/31/16	$1,017,309	$1,048,765	$1,022,217
8/31/16	$1,011,456	$1,047,566	$1,009,976
9/30/16	$1,025,504	$1,046,952	$1,018,573
10/31/16	$1,021,992	$1,038,944	$1,005,448
11/30/16	$1,000,920	$1,014,369	$985,036
12/31/16	$1,011,314	$1,015,800	$991,687
1/31/17	$1,031,305	$1,017,793	$1,002,512
2/28/17	$1,041,889	$1,024,634	$1,014,611
3/31/17	$1,034,216	$1,024,097	$1,008,101
4/30/17	$1,038,954	$1,032,000	$1,009,446
5/31/17	$1,037,770	$1,039,943	$1,008,738
6/30/17	$1,034,783	$1,038,896	$1,004,033
7/31/17	$1,051,570	$1,043,367	$1,015,955
8/31/17	$1,068,357	$1,052,726	$1,026,356
9/30/17	$1,064,807	$1,047,712	$1,019,564
10/31/17	$1,072,092	$1,048,319	$1,021,934
11/30/17	$1,080,591	$1,046,973	$1,027,488
12/31/17	$1,096,048	$1,051,778	$1,042,028
1/31/18	$1,101,059	$1,039,665	$1,044,964
2/28/18	$1,079,764	$1,029,809	$1,025,790
3/31/18	$1,096,048	$1,036,414	$1,034,811
4/30/18	$1,099,806	$1,028,705	$1,038,066
5/31/18	$1,099,806	$1,036,047	$1,041,957
6/30/18	$1,094,027	$1,034,773	$1,034,564
7/31/18	$1,090,198	$1,035,019	$1,027,347
8/31/18	$1,082,538	$1,041,679	$1,023,385
9/30/18	$1,084,529	$1,034,971	$1,020,625
10/31/18	$1,067,644	$1,026,792	$1,007,111
11/30/18	$1,065,047	$1,032,921	$1,016,168
12/31/18	$1,054,914	$1,051,898	$1,001,769
1/31/19	$1,095,327	$1,063,068	$1,037,394
2/28/19	$1,103,688	$1,062,452	$1,039,163
3/31/19	$1,112,050	$1,082,853	$1,047,512
4/30/19	$1,114,837	$1,083,130	$1,047,334
5/31/19	$1,106,476	$1,102,358	$1,048,467
6/30/19	$1,125,375	$1,116,201	$1,072,134
7/31/19	$1,129,569	$1,118,657	$1,075,247
8/31/19	$1,135,161	$1,147,643	$1,086,178
9/30/19	$1,134,414	$1,141,531	$1,083,065
10/31/19	$1,145,646	$1,144,969	$1,096,403
11/30/19	$1,135,818	$1,144,386	$1,085,613
12/31/19	$1,159,843	$1,143,588	$1,104,999
1/31/20	$1,155,579	$1,165,596	$1,101,851
2/29/20	$1,132,837	$1,186,575	$1,083,384
3/31/20	$1,031,919	$1,179,592	$1,016,415
4/30/20	$1,074,561	$1,200,561	$1,041,922
5/31/20	$1,102,988	$1,206,151	$1,056,816
6/30/20	$1,128,738	$1,213,749	$1,073,124
7/31/20	$1,178,619	$1,231,878	$1,112,145
8/31/20	$1,202,847	$1,221,935	$1,134,079
9/30/20	$1,182,895	$1,221,265	$1,114,621
10/31/20	$1,177,194	$1,215,812	$1,111,402
11/30/20	$1,222,800	$1,227,742	$1,137,900
12/31/20	$1,267,929	$1,229,433	$1,169,632
1/31/21	$1,277,958	$1,220,618	$1,173,241
2/28/21	$1,286,554	$1,202,992	$1,177,451
3/31/21	$1,285,121	$1,187,971	$1,173,241
4/30/21	$1,338,131	$1,197,356	$1,216,260
5/31/21	$1,368,217	$1,201,268	$1,242,863
6/30/21	$1,369,505	$1,209,708	$1,242,721
7/31/21	$1,399,021	$1,223,233	$1,270,775
8/31/21	$1,404,924	$1,220,905	$1,272,721
9/30/21	$1,393,851	$1,210,334	$1,266,566
10/31/21	$1,418,385	$1,210,000	$1,292,497
11/30/21	$1,392,317	$1,213,580	$1,272,261
12/31/21	$1,441,532	$1,210,475	$1,300,916
1/31/22	$1,425,568	$1,184,396	$1,301,306
2/28/22	$1,444,724	$1,171,183	$1,321,895
3/31/22	$1,485,925	$1,138,645	$1,338,416
4/30/22	$1,471,325	$1,095,436	$1,322,107
5/31/22	$1,461,592	$1,102,499	$1,308,169
6/30/22	$1,385,912	$1,085,203	$1,243,535
7/31/22	$1,440,684	$1,111,719	$1,285,174
8/31/22	$1,400,850	$1,080,306	$1,258,040
9/30/22	$1,295,258	$1,033,630	$1,175,364
10/31/22	$1,327,811	$1,020,242	$1,191,036
11/30/22	$1,370,643	$1,057,762	$1,230,445
12/31/22	$1,366,108	$1,052,991	$1,221,177
1/31/23	$1,398,764	$1,085,385	$1,256,235
2/28/23	$1,360,665	$1,057,322	$1,220,434
3/31/23	$1,384,250	$1,084,180	$1,245,658
4/30/23	$1,391,507	$1,090,751	$1,247,356
5/31/23	$1,357,037	$1,078,874	$1,219,939
6/30/23	$1,375,179	$1,075,027	$1,233,665
7/31/23	$1,418,720	$1,074,277	$1,259,985
8/31/23	$1,407,835	$1,067,415	$1,244,101
9/30/23	$1,378,807	$1,040,290	$1,215,057
10/31/23	$1,376,993	$1,023,873	$1,215,304
11/30/23	$1,422,348	$1,070,241	$1,247,144
12/31/23	$1,453,192	$1,111,209	$1,272,650
1/31/24	$1,460,449	$1,108,157	$1,265,893
2/29/24	$1,455,006	$1,092,501	$1,258,818
3/31/24	$1,486,447	$1,102,589	$1,284,643
4/30/24	$1,464,667	$1,074,739	$1,275,516
5/31/24	$1,493,707	$1,092,959	$1,300,174
6/30/24	$1,495,929	$1,103,307	$1,302,827
7/31/24	$1,517,955	$1,129,077	$1,317,508
8/31/24	$1,538,145	$1,145,301	$1,338,699
9/30/24	$1,577,359	$1,160,636	$1,375,809
10/31/24	$1,547,668	$1,131,854	$1,355,397
11/30/24	$1,556,946	$1,143,821	$1,359,855
12/31/24	$1,532,881	$1,125,101	$1,338,805
1/31/25	$1,566,736	$1,131,070	$1,370,821
2/28/25	$1,598,711	$1,155,956	$1,393,498
3/31/25	$1,628,035	$1,156,391	$1,419,606

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	9.53%	9.55%	4.99%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2025

PIMS2033TSRAR_033125

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$236	2.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index  ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,497	$996,412	$1,002,961
5/31/15	$975,993	$994,012	$983,064
6/30/15	$951,986	$983,174	$958,896
7/31/15	$968,716	$990,008	$970,457
8/31/15	$944,468	$988,586	$955,377
9/30/15	$923,442	$995,273	$938,686
10/31/15	$938,121	$995,439	$948,489
11/30/15	$934,858	$992,809	$948,895
12/31/15	$916,151	$989,601	$934,793
1/31/16	$931,971	$1,003,219	$955,245
2/29/16	$944,202	$1,010,335	$976,618
3/31/16	$984,016	$1,019,605	$1,007,581
4/30/16	$993,933	$1,023,519	$1,014,213
5/31/16	$979,894	$1,023,781	$1,002,077
6/30/16	$1,018,554	$1,042,177	$1,039,793
7/31/16	$1,049,504	$1,048,765	$1,069,288
8/31/16	$1,048,539	$1,047,566	$1,066,656
9/30/16	$1,053,896	$1,046,952	$1,064,302
10/31/16	$1,038,726	$1,038,944	$1,049,095
11/30/16	$995,065	$1,014,369	$1,011,716
12/31/16	$988,351	$1,015,800	$1,002,823
1/31/17	$1,003,117	$1,017,793	$1,015,086
2/28/17	$1,018,980	$1,024,634	$1,029,665
3/31/17	$1,016,865	$1,024,097	$1,024,102
4/30/17	$1,025,754	$1,032,000	$1,036,389
5/31/17	$1,024,882	$1,039,943	$1,036,213
6/30/17	$1,011,605	$1,038,896	$1,019,899
7/31/17	$1,015,451	$1,043,367	$1,022,099
8/31/17	$1,039,057	$1,052,726	$1,048,130
9/30/17	$1,028,013	$1,047,712	$1,035,022
10/31/17	$1,035,252	$1,048,319	$1,039,398
11/30/17	$1,045,340	$1,046,973	$1,050,565
12/31/17	$1,075,584	$1,051,778	$1,078,444
1/31/18	$1,060,680	$1,039,665	$1,064,749
2/28/18	$1,028,277	$1,029,809	$1,030,473
3/31/18	$1,047,034	$1,036,414	$1,051,723
4/30/18	$1,050,124	$1,028,705	$1,054,617
5/31/18	$1,046,589	$1,036,047	$1,057,284
6/30/18	$1,064,243	$1,034,773	$1,067,335
7/31/18	$1,054,882	$1,035,019	$1,057,712
8/31/18	$1,059,451	$1,041,679	$1,067,611
9/30/18	$1,034,095	$1,034,971	$1,038,690
10/31/18	$987,618	$1,026,792	$991,165
11/30/18	$995,629	$1,032,921	$1,003,422
12/31/18	$1,005,451	$1,051,898	$1,015,717
1/31/19	$1,034,301	$1,063,068	$1,040,565
2/28/19	$1,024,334	$1,062,452	$1,034,220
3/31/19	$1,071,248	$1,082,853	$1,080,573
4/30/19	$1,068,522	$1,083,130	$1,078,601
5/31/19	$1,122,157	$1,102,358	$1,131,342
6/30/19	$1,119,291	$1,116,201	$1,132,490
7/31/19	$1,133,751	$1,118,657	$1,149,611
8/31/19	$1,224,664	$1,147,643	$1,246,674
9/30/19	$1,187,048	$1,141,531	$1,196,329
10/31/19	$1,178,309	$1,144,969	$1,197,884
11/30/19	$1,191,255	$1,144,386	$1,208,466
12/31/19	$1,177,407	$1,143,588	$1,192,422
1/31/20	$1,259,972	$1,165,596	$1,270,902
2/29/20	$1,293,865	$1,186,575	$1,322,599
3/31/20	$1,274,078	$1,179,592	$1,303,718
4/30/20	$1,360,685	$1,200,561	$1,388,176
5/31/20	$1,354,011	$1,206,151	$1,371,538
6/30/20	$1,377,238	$1,213,749	$1,390,293
7/31/20	$1,475,244	$1,231,878	$1,481,930
8/31/20	$1,464,478	$1,221,935	$1,475,507
9/30/20	$1,460,514	$1,221,265	$1,468,840
10/31/20	$1,436,458	$1,215,812	$1,443,348
11/30/20	$1,484,722	$1,227,742	$1,484,248
12/31/20	$1,497,756	$1,229,433	$1,494,441
1/31/21	$1,488,513	$1,220,618	$1,478,208
2/28/21	$1,399,526	$1,202,992	$1,390,029
3/31/21	$1,369,817	$1,187,971	$1,363,027
4/30/21	$1,401,861	$1,197,356	$1,390,948
5/31/21	$1,433,444	$1,201,268	$1,427,473
6/30/21	$1,483,600	$1,209,708	$1,473,662
7/31/21	$1,547,637	$1,223,233	$1,539,450
8/31/21	$1,545,504	$1,220,905	$1,537,493
9/30/21	$1,513,447	$1,210,334	$1,505,719
10/31/21	$1,547,710	$1,210,000	$1,545,506
11/30/21	$1,607,477	$1,213,580	$1,606,373
12/31/21	$1,606,495	$1,210,475	$1,599,393
1/31/22	$1,506,214	$1,184,396	$1,506,507
2/28/22	$1,508,746	$1,171,183	$1,511,103
3/31/22	$1,463,492	$1,138,645	$1,457,676
4/30/22	$1,356,127	$1,095,436	$1,350,992
5/31/22	$1,270,517	$1,102,499	$1,270,527
6/30/22	$1,175,645	$1,085,203	$1,180,538
7/31/22	$1,279,295	$1,111,719	$1,285,379
8/31/22	$1,226,633	$1,080,306	$1,231,576
9/30/22	$1,036,090	$1,033,630	$1,041,486
10/31/22	$1,057,819	$1,020,242	$1,064,093
11/30/22	$1,118,162	$1,057,762	$1,123,631
12/31/22	$1,086,088	$1,052,991	$1,088,536
1/31/23	$1,139,577	$1,085,385	$1,142,921
2/28/23	$1,107,597	$1,057,322	$1,114,546
3/31/23	$1,145,822	$1,084,180	$1,152,540
4/30/23	$1,142,662	$1,090,751	$1,148,125
5/31/23	$1,120,414	$1,078,874	$1,130,244
6/30/23	$1,129,499	$1,075,027	$1,136,383
7/31/23	$1,110,575	$1,074,277	$1,115,191
8/31/23	$1,070,090	$1,067,415	$1,075,144
9/30/23	$997,119	$1,040,290	$1,001,920
10/31/23	$951,997	$1,023,873	$955,870
11/30/23	$1,026,661	$1,070,241	$1,032,909
12/31/23	$1,088,990	$1,111,209	$1,101,149
1/31/24	$1,088,217	$1,108,157	$1,090,034
2/29/24	$1,065,038	$1,092,501	$1,066,913
3/31/24	$1,072,922	$1,102,589	$1,077,145
4/30/24	$1,015,699	$1,074,739	$1,016,960
5/31/24	$1,054,852	$1,092,959	$1,055,033
6/30/24	$1,064,443	$1,103,307	$1,064,706
7/31/24	$1,104,401	$1,129,077	$1,103,148
8/31/24	$1,119,549	$1,145,301	$1,117,882
9/30/24	$1,149,619	$1,160,636	$1,148,312
10/31/24	$1,097,332	$1,131,854	$1,096,921
11/30/24	$1,106,688	$1,143,821	$1,104,375
12/31/24	$1,043,937	$1,125,101	$1,041,911
1/31/25	$1,065,077	$1,131,070	$1,061,051
2/28/25	$1,118,335	$1,155,956	$1,113,003
3/31/25	$1,104,984	$1,156,391	$1,096,629

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.99%	(2.81%)	1.00%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	1.81%	(3.40%)	0.93%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$410,299
# of Portfolio Holdings	635
Portfolio Turnover Rate	188%
Total Net Advisory Fees Paid During the Reporting Period	$1,022
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.5%
U.S. Government Agencies	16.4%
Sovereign Issues	8.7%
Asset-Backed Securities	8.0%
Non-Agency Mortgage-Backed Securities	2.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0066TSRAR_033125

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$247	2.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index  ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,416	$996,412	$1,002,961
5/31/15	$975,831	$994,012	$983,064
6/30/15	$951,749	$983,174	$958,896
7/31/15	$968,389	$990,008	$970,457
8/31/15	$944,074	$988,586	$955,377
9/30/15	$922,981	$995,273	$938,686
10/31/15	$937,570	$995,439	$948,489
11/30/15	$934,234	$992,809	$948,895
12/31/15	$915,455	$989,601	$934,793
1/31/16	$931,195	$1,003,219	$955,245
2/29/16	$943,344	$1,010,335	$976,618
3/31/16	$983,043	$1,019,605	$1,007,581
4/30/16	$992,868	$1,023,519	$1,014,213
5/31/16	$978,765	$1,023,781	$1,002,077
6/30/16	$1,017,302	$1,042,177	$1,039,793
7/31/16	$1,048,132	$1,048,765	$1,069,288
8/31/16	$1,047,090	$1,047,566	$1,066,656
9/30/16	$1,052,350	$1,046,952	$1,064,302
10/31/16	$1,037,120	$1,038,944	$1,049,095
11/30/16	$993,446	$1,014,369	$1,011,716
12/31/16	$986,653	$1,015,800	$1,002,823
1/31/17	$1,001,316	$1,017,793	$1,015,086
2/28/17	$1,017,075	$1,024,634	$1,029,665
3/31/17	$1,014,874	$1,024,097	$1,024,102
4/30/17	$1,023,668	$1,032,000	$1,036,389
5/31/17	$1,022,712	$1,039,943	$1,036,213
6/30/17	$1,009,374	$1,038,896	$1,019,899
7/31/17	$1,013,131	$1,043,367	$1,022,099
8/31/17	$1,036,597	$1,052,726	$1,048,130
9/30/17	$1,025,491	$1,047,712	$1,035,022
10/31/17	$1,032,625	$1,048,319	$1,039,398
11/30/17	$1,042,601	$1,046,973	$1,050,565
12/31/17	$1,072,673	$1,051,778	$1,078,444
1/31/18	$1,057,723	$1,039,665	$1,064,749
2/28/18	$1,025,331	$1,029,809	$1,030,473
3/31/18	$1,043,947	$1,036,414	$1,051,723
4/30/18	$1,046,945	$1,028,705	$1,054,617
5/31/18	$1,043,333	$1,036,047	$1,057,284
6/30/18	$1,060,844	$1,034,773	$1,067,335
7/31/18	$1,051,426	$1,035,019	$1,057,712
8/31/18	$1,055,883	$1,041,679	$1,067,611
9/30/18	$1,030,536	$1,034,971	$1,038,690
10/31/18	$984,135	$1,026,792	$991,165
11/30/18	$992,031	$1,032,921	$1,003,422
12/31/18	$1,001,732	$1,051,898	$1,015,717
1/31/19	$1,030,381	$1,063,068	$1,040,565
2/28/19	$1,020,368	$1,062,452	$1,034,220
3/31/19	$1,067,011	$1,082,853	$1,080,573
4/30/19	$1,064,209	$1,083,130	$1,078,601
5/31/19	$1,117,531	$1,102,358	$1,131,342
6/30/19	$1,114,593	$1,116,201	$1,132,490
7/31/19	$1,128,897	$1,118,657	$1,149,611
8/31/19	$1,219,317	$1,147,643	$1,246,674
9/30/19	$1,181,774	$1,141,531	$1,196,329
10/31/19	$1,172,972	$1,144,969	$1,197,884
11/30/19	$1,185,758	$1,144,386	$1,208,466
12/31/19	$1,171,875	$1,143,588	$1,192,422
1/31/20	$1,253,946	$1,165,596	$1,270,902
2/29/20	$1,287,582	$1,186,575	$1,322,599
3/31/20	$1,267,788	$1,179,592	$1,303,718
4/30/20	$1,353,866	$1,200,561	$1,388,176
5/31/20	$1,347,118	$1,206,151	$1,371,538
6/30/20	$1,370,111	$1,213,749	$1,390,293
7/31/20	$1,467,493	$1,231,878	$1,481,930
8/31/20	$1,456,673	$1,221,935	$1,475,507
9/30/20	$1,452,616	$1,221,265	$1,468,840
10/31/20	$1,428,564	$1,215,812	$1,443,348
11/30/20	$1,476,449	$1,227,742	$1,484,248
12/31/20	$1,489,280	$1,229,433	$1,494,441
1/31/21	$1,479,972	$1,220,618	$1,478,208
2/28/21	$1,391,386	$1,202,992	$1,390,029
3/31/21	$1,361,731	$1,187,971	$1,363,027
4/30/21	$1,393,465	$1,197,356	$1,390,948
5/31/21	$1,424,749	$1,201,268	$1,427,473
6/30/21	$1,474,482	$1,209,708	$1,473,662
7/31/21	$1,537,994	$1,223,233	$1,539,450
8/31/21	$1,535,743	$1,220,905	$1,537,493
9/30/21	$1,503,761	$1,210,334	$1,505,719
10/31/21	$1,537,660	$1,210,000	$1,545,506
11/30/21	$1,596,911	$1,213,580	$1,606,373
12/31/21	$1,595,799	$1,210,475	$1,599,393
1/31/22	$1,496,070	$1,184,396	$1,506,507
2/28/22	$1,498,473	$1,171,183	$1,511,103
3/31/22	$1,453,394	$1,138,645	$1,457,676
4/30/22	$1,346,655	$1,095,436	$1,350,992
5/31/22	$1,261,547	$1,102,499	$1,270,527
6/30/22	$1,167,243	$1,085,203	$1,180,538
7/31/22	$1,270,053	$1,111,719	$1,285,379
8/31/22	$1,217,667	$1,080,306	$1,231,576
9/30/22	$1,028,408	$1,033,630	$1,041,486
10/31/22	$1,049,885	$1,020,242	$1,064,093
11/30/22	$1,109,686	$1,057,762	$1,123,631
12/31/22	$1,077,753	$1,052,991	$1,088,536
1/31/23	$1,130,741	$1,085,385	$1,142,921
2/28/23	$1,098,924	$1,057,322	$1,114,546
3/31/23	$1,136,748	$1,084,180	$1,152,540
4/30/23	$1,133,528	$1,090,751	$1,148,125
5/31/23	$1,111,365	$1,078,874	$1,130,244
6/30/23	$1,120,279	$1,075,027	$1,136,383
7/31/23	$1,101,422	$1,074,277	$1,115,191
8/31/23	$1,061,182	$1,067,415	$1,075,144
9/30/23	$988,732	$1,040,290	$1,001,920
10/31/23	$943,916	$1,023,873	$955,870
11/30/23	$1,017,864	$1,070,241	$1,032,909
12/31/23	$1,079,567	$1,111,209	$1,101,149
1/31/24	$1,078,713	$1,108,157	$1,090,034
2/29/24	$1,055,653	$1,092,501	$1,066,913
3/31/24	$1,063,379	$1,102,589	$1,077,145
4/30/24	$1,006,580	$1,074,739	$1,016,960
5/31/24	$1,045,288	$1,092,959	$1,055,033
6/30/24	$1,054,711	$1,103,307	$1,064,706
7/31/24	$1,094,207	$1,129,077	$1,103,148
8/31/24	$1,109,114	$1,145,301	$1,117,882
9/30/24	$1,138,818	$1,160,636	$1,148,312
10/31/24	$1,086,930	$1,131,854	$1,096,921
11/30/24	$1,096,107	$1,143,821	$1,104,375
12/31/24	$1,033,866	$1,125,101	$1,041,911
1/31/25	$1,054,710	$1,131,070	$1,061,051
2/28/25	$1,107,367	$1,155,956	$1,113,003
3/31/25	$1,094,062	$1,156,391	$1,096,629

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	2.89%	(2.90%)	0.90%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	1.81%	(3.40%)	0.93%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$410,299
# of Portfolio Holdings	635
Portfolio Turnover Rate	188%
Total Net Advisory Fees Paid During the Reporting Period	$1,022
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.5%
U.S. Government Agencies	16.4%
Sovereign Issues	8.7%
Asset-Backed Securities	8.0%
Non-Agency Mortgage-Backed Securities	2.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1993TSRAR_033125

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive returns.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,089	$996,412	$1,000,460
5/31/15	$1,000,664	$994,012	$1,001,200
6/30/15	$998,459	$983,174	$1,001,451
7/31/15	$1,000,041	$990,008	$1,001,971
8/31/15	$996,023	$988,586	$1,001,551
9/30/15	$993,828	$995,273	$1,004,585
10/31/15	$998,604	$995,439	$1,003,601
11/30/15	$997,672	$992,809	$1,001,132
12/31/15	$997,066	$989,601	$1,000,191
1/31/16	$997,756	$1,003,219	$1,006,282
2/29/16	$992,128	$1,010,335	$1,007,439
3/31/16	$999,032	$1,019,605	$1,009,192
4/30/16	$1,002,662	$1,023,519	$1,009,555
5/31/16	$1,003,628	$1,023,781	$1,008,485
6/30/16	$1,005,812	$1,042,177	$1,014,526
7/31/16	$1,006,798	$1,048,765	$1,013,948
8/31/16	$1,008,602	$1,047,566	$1,012,265
9/30/16	$1,013,375	$1,046,952	$1,013,439
10/31/16	$1,012,675	$1,038,944	$1,012,760
11/30/16	$1,008,197	$1,014,369	$1,008,739
12/31/16	$1,012,149	$1,015,800	$1,009,042
1/31/17	$1,014,626	$1,017,793	$1,010,313
2/28/17	$1,017,780	$1,024,634	$1,011,344
3/31/17	$1,017,923	$1,024,097	$1,011,667
4/30/17	$1,019,967	$1,032,000	$1,013,074
5/31/17	$1,021,791	$1,039,943	$1,014,249
6/30/17	$1,022,618	$1,038,896	$1,013,437
7/31/17	$1,026,553	$1,043,367	$1,015,596
8/31/17	$1,030,533	$1,052,726	$1,017,516
9/30/17	$1,031,303	$1,047,712	$1,015,847
10/31/17	$1,031,005	$1,048,319	$1,015,227
11/30/17	$1,028,501	$1,046,973	$1,013,176
12/31/17	$1,029,237	$1,051,778	$1,013,298
1/31/18	$1,025,570	$1,039,665	$1,010,390
2/28/18	$1,024,231	$1,029,809	$1,010,006
3/31/18	$1,024,102	$1,036,414	$1,011,985
4/30/18	$1,022,080	$1,028,705	$1,010,417
5/31/18	$1,025,635	$1,036,047	$1,014,075
6/30/18	$1,026,024	$1,034,773	$1,014,227
7/31/18	$1,027,455	$1,035,019	$1,014,176
8/31/18	$1,031,297	$1,041,679	$1,017,401
9/30/18	$1,030,498	$1,034,971	$1,016,201
10/31/18	$1,028,828	$1,026,792	$1,017,745
11/30/18	$1,029,758	$1,032,921	$1,021,277
12/31/18	$1,032,413	$1,051,898	$1,029,345
1/31/19	$1,039,867	$1,063,068	$1,032,114
2/28/19	$1,042,993	$1,062,452	$1,033,156
3/31/19	$1,047,462	$1,082,853	$1,039,469
4/30/19	$1,049,875	$1,083,130	$1,041,579
5/31/19	$1,056,991	$1,102,358	$1,048,974
6/30/19	$1,063,017	$1,116,201	$1,054,418
7/31/19	$1,060,889	$1,118,657	$1,053,174
8/31/19	$1,071,885	$1,147,643	$1,061,673
9/30/19	$1,072,728	$1,141,531	$1,060,495
10/31/19	$1,075,643	$1,144,969	$1,063,984
11/30/19	$1,074,193	$1,144,386	$1,063,643
12/31/19	$1,076,272	$1,143,588	$1,065,898
1/31/20	$1,085,785	$1,165,596	$1,071,665
2/29/20	$1,089,407	$1,186,575	$1,080,999
3/31/20	$1,078,848	$1,179,592	$1,095,830
4/30/20	$1,089,321	$1,200,561	$1,096,290
5/31/20	$1,093,843	$1,206,151	$1,097,003
6/30/20	$1,098,744	$1,213,749	$1,097,288
7/31/20	$1,103,114	$1,231,878	$1,098,397
8/31/20	$1,106,195	$1,221,935	$1,098,133
9/30/20	$1,104,776	$1,221,265	$1,098,429
10/31/20	$1,105,617	$1,215,812	$1,097,968
11/30/20	$1,109,823	$1,227,742	$1,098,473
12/31/20	$1,111,764	$1,229,433	$1,098,978
1/31/21	$1,112,396	$1,220,618	$1,099,143
2/28/21	$1,111,987	$1,202,992	$1,098,264
3/31/21	$1,110,391	$1,187,971	$1,098,473
4/30/21	$1,112,281	$1,197,356	$1,098,967
5/31/21	$1,114,064	$1,201,268	$1,099,802
6/30/21	$1,112,488	$1,209,708	$1,098,097
7/31/21	$1,113,230	$1,223,233	$1,099,920
8/31/21	$1,112,763	$1,220,905	$1,099,832
9/30/21	$1,112,373	$1,210,334	$1,098,732
10/31/21	$1,107,426	$1,210,000	$1,095,392
11/30/21	$1,104,790	$1,213,580	$1,095,601
12/31/21	$1,104,543	$1,210,475	$1,092,883
1/31/22	$1,094,971	$1,184,396	$1,085,725
2/28/22	$1,086,686	$1,171,183	$1,081,664
3/31/22	$1,068,042	$1,138,645	$1,067,267
4/30/22	$1,058,722	$1,095,436	$1,062,198
5/31/22	$1,062,135	$1,102,499	$1,068,072
6/30/22	$1,050,611	$1,085,203	$1,061,898
7/31/22	$1,057,820	$1,111,719	$1,065,456
8/31/22	$1,050,225	$1,080,306	$1,057,784
9/30/22	$1,034,679	$1,033,630	$1,045,324
10/31/22	$1,029,602	$1,020,242	$1,044,289
11/30/22	$1,041,178	$1,057,762	$1,050,858
12/31/22	$1,042,959	$1,052,991	$1,053,012
1/31/23	$1,056,001	$1,085,385	$1,060,225
2/28/23	$1,046,664	$1,057,322	$1,052,570
3/31/23	$1,060,522	$1,084,180	$1,069,359
4/30/23	$1,062,188	$1,090,751	$1,072,128
5/31/23	$1,058,171	$1,078,874	$1,068,429
6/30/23	$1,052,812	$1,075,027	$1,063,247
7/31/23	$1,059,136	$1,074,277	$1,067,033
8/31/23	$1,064,673	$1,067,415	$1,071,226
9/30/23	$1,064,100	$1,040,290	$1,071,130
10/31/23	$1,067,040	$1,023,873	$1,074,750
11/30/23	$1,081,022	$1,070,241	$1,085,648
12/31/23	$1,096,049	$1,111,209	$1,097,818
1/31/24	$1,102,367	$1,108,157	$1,102,045
2/29/24	$1,098,883	$1,092,501	$1,097,504
3/31/24	$1,103,101	$1,102,589	$1,101,071
4/30/24	$1,098,851	$1,074,739	$1,097,504
5/31/24	$1,108,326	$1,092,959	$1,105,044
6/30/24	$1,113,824	$1,103,307	$1,111,420
7/31/24	$1,127,181	$1,129,077	$1,124,134
8/31/24	$1,136,889	$1,145,301	$1,134,218
9/30/24	$1,147,560	$1,160,636	$1,143,337
10/31/24	$1,139,847	$1,131,854	$1,136,637
11/30/24	$1,145,924	$1,143,821	$1,139,967
12/31/24	$1,150,649	$1,125,101	$1,142,658
1/31/25	$1,156,750	$1,131,070	$1,147,594
2/28/25	$1,166,327	$1,155,956	$1,155,455
3/31/25	$1,169,694	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.04%	1.63%	1.58%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$310,858
# of Portfolio Holdings	499
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$792
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	36.3%
Corporate Bonds & Notes	19.0%
U.S. Treasury Obligations	14.8%
Asset-Backed Securities	11.4%
Non-Agency Mortgage-Backed Securities	10.2%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.8%
Short-Term Instruments	7.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS0121TSRAR_033125

I-2: PLUPX

PIMCO Low Duration ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive returns.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,006	$996,412	$1,000,460
5/31/15	$1,000,499	$994,012	$1,001,200
6/30/15	$998,212	$983,174	$1,001,451
7/31/15	$999,704	$990,008	$1,001,971
8/31/15	$995,609	$988,586	$1,001,551
9/30/15	$993,334	$995,273	$1,004,585
10/31/15	$998,020	$995,439	$1,003,601
11/30/15	$997,009	$992,809	$1,001,132
12/31/15	$996,311	$989,601	$1,000,191
1/31/16	$996,925	$1,003,219	$1,006,282
2/29/16	$991,222	$1,010,335	$1,007,439
3/31/16	$998,034	$1,019,605	$1,009,192
4/30/16	$1,001,577	$1,023,519	$1,009,555
5/31/16	$1,002,459	$1,023,781	$1,008,485
6/30/16	$1,004,559	$1,042,177	$1,014,526
7/31/16	$1,005,451	$1,048,765	$1,013,948
8/31/16	$1,007,167	$1,047,566	$1,012,265
9/30/16	$1,011,845	$1,046,952	$1,013,439
10/31/16	$1,011,066	$1,038,944	$1,012,760
11/30/16	$1,006,515	$1,014,369	$1,008,739
12/31/16	$1,010,370	$1,015,800	$1,009,042
1/31/17	$1,012,762	$1,017,793	$1,010,313
2/28/17	$1,015,832	$1,024,634	$1,011,344
3/31/17	$1,015,882	$1,024,097	$1,011,667
4/30/17	$1,017,844	$1,032,000	$1,013,074
5/31/17	$1,019,576	$1,039,943	$1,014,249
6/30/17	$1,020,312	$1,038,896	$1,013,437
7/31/17	$1,024,157	$1,043,367	$1,015,596
8/31/17	$1,028,040	$1,052,726	$1,017,516
9/30/17	$1,028,721	$1,047,712	$1,015,847
10/31/17	$1,028,339	$1,048,319	$1,015,227
11/30/17	$1,025,757	$1,046,973	$1,013,176
12/31/17	$1,026,401	$1,051,778	$1,013,298
1/31/18	$1,022,659	$1,039,665	$1,010,390
2/28/18	$1,021,244	$1,029,809	$1,010,006
3/31/18	$1,021,029	$1,036,414	$1,011,985
4/30/18	$1,018,932	$1,028,705	$1,010,417
5/31/18	$1,022,390	$1,036,047	$1,014,075
6/30/18	$1,022,691	$1,034,773	$1,014,227
7/31/18	$1,024,033	$1,035,019	$1,014,176
8/31/18	$1,027,767	$1,041,679	$1,017,401
9/30/18	$1,026,886	$1,034,971	$1,016,201
10/31/18	$1,025,141	$1,026,792	$1,017,745
11/30/18	$1,025,979	$1,032,921	$1,021,277
12/31/18	$1,028,539	$1,051,898	$1,029,345
1/31/19	$1,035,880	$1,063,068	$1,032,114
2/28/19	$1,038,915	$1,062,452	$1,033,156
3/31/19	$1,043,278	$1,082,853	$1,039,469
4/30/19	$1,045,596	$1,083,130	$1,041,579
5/31/19	$1,052,591	$1,102,358	$1,048,974
6/30/19	$1,058,512	$1,116,201	$1,054,418
7/31/19	$1,056,304	$1,118,657	$1,053,174
8/31/19	$1,067,157	$1,147,643	$1,061,673
9/30/19	$1,067,916	$1,141,531	$1,060,495
10/31/19	$1,070,727	$1,144,969	$1,063,984
11/30/19	$1,069,193	$1,144,386	$1,063,643
12/31/19	$1,071,172	$1,143,588	$1,065,898
1/31/20	$1,080,546	$1,165,596	$1,071,665
2/29/20	$1,084,069	$1,186,575	$1,080,999
3/31/20	$1,073,476	$1,179,592	$1,095,830
4/30/20	$1,083,807	$1,200,561	$1,096,290
5/31/20	$1,088,214	$1,206,151	$1,097,003
6/30/20	$1,092,999	$1,213,749	$1,097,288
7/31/20	$1,097,240	$1,231,878	$1,098,397
8/31/20	$1,100,217	$1,221,935	$1,098,133
9/30/20	$1,098,715	$1,221,265	$1,098,429
10/31/20	$1,099,455	$1,215,812	$1,097,968
11/30/20	$1,103,549	$1,227,742	$1,098,473
12/31/20	$1,105,380	$1,229,433	$1,098,978
1/31/21	$1,105,924	$1,220,618	$1,099,143
2/28/21	$1,105,433	$1,202,992	$1,098,264
3/31/21	$1,103,752	$1,187,971	$1,098,473
4/30/21	$1,105,533	$1,197,356	$1,098,967
5/31/21	$1,107,218	$1,201,268	$1,099,802
6/30/21	$1,105,561	$1,209,708	$1,098,097
7/31/21	$1,106,201	$1,223,233	$1,099,920
8/31/21	$1,105,646	$1,220,905	$1,099,832
9/30/21	$1,105,169	$1,210,334	$1,098,732
10/31/21	$1,100,159	$1,210,000	$1,095,392
11/30/21	$1,097,450	$1,213,580	$1,095,601
12/31/21	$1,097,106	$1,210,475	$1,092,883
1/31/22	$1,087,511	$1,184,396	$1,085,725
2/28/22	$1,079,200	$1,171,183	$1,081,664
3/31/22	$1,060,593	$1,138,645	$1,067,267
4/30/22	$1,051,249	$1,095,436	$1,062,198
5/31/22	$1,054,550	$1,102,499	$1,068,072
6/30/22	$1,043,024	$1,085,203	$1,061,898
7/31/22	$1,050,092	$1,111,719	$1,065,456
8/31/22	$1,042,463	$1,080,306	$1,057,784
9/30/22	$1,026,941	$1,033,630	$1,045,324
10/31/22	$1,021,821	$1,020,242	$1,044,289
11/30/22	$1,033,226	$1,057,762	$1,050,858
12/31/22	$1,034,900	$1,052,991	$1,053,012
1/31/23	$1,047,758	$1,085,385	$1,060,225
2/28/23	$1,038,413	$1,057,322	$1,052,570
3/31/23	$1,052,067	$1,084,180	$1,069,359
4/30/23	$1,053,640	$1,090,751	$1,072,128
5/31/23	$1,049,565	$1,078,874	$1,068,429
6/30/23	$1,044,158	$1,075,027	$1,063,247
7/31/23	$1,050,346	$1,074,277	$1,067,033
8/31/23	$1,055,749	$1,067,415	$1,071,226
9/30/23	$1,055,087	$1,040,290	$1,071,130
10/31/23	$1,057,916	$1,023,873	$1,074,750
11/30/23	$1,071,691	$1,070,241	$1,085,648
12/31/23	$1,086,494	$1,111,209	$1,097,818
1/31/24	$1,092,667	$1,108,157	$1,102,045
2/29/24	$1,089,127	$1,092,501	$1,097,504
3/31/24	$1,093,215	$1,102,589	$1,101,071
4/30/24	$1,088,913	$1,074,739	$1,097,504
5/31/24	$1,098,203	$1,092,959	$1,105,044
6/30/24	$1,103,567	$1,103,307	$1,111,420
7/31/24	$1,116,707	$1,129,077	$1,124,134
8/31/24	$1,126,223	$1,145,301	$1,134,218
9/30/24	$1,136,706	$1,160,636	$1,143,337
10/31/24	$1,128,968	$1,131,854	$1,136,637
11/30/24	$1,134,891	$1,143,821	$1,139,967
12/31/24	$1,139,474	$1,125,101	$1,142,658
1/31/25	$1,145,416	$1,131,070	$1,147,594
2/28/25	$1,154,811	$1,155,956	$1,155,455
3/31/25	$1,158,053	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.93%	1.53%	1.48%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$310,858
# of Portfolio Holdings	499
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$792
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	36.3%
Corporate Bonds & Notes	19.0%
U.S. Treasury Obligations	14.8%
Asset-Backed Securities	11.4%
Non-Agency Mortgage-Backed Securities	10.2%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.8%
Short-Term Instruments	7.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLUPX

PIMCO Low Duration ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS1991TSRAR_033125

Class A: PTLAX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,769	$9,964	$10,005
5/31/15	$9,774	$9,940	$10,012
6/30/15	$9,763	$9,832	$10,015
7/31/15	$9,778	$9,900	$10,020
8/31/15	$9,732	$9,886	$10,016
9/30/15	$9,690	$9,953	$10,046
10/31/15	$9,744	$9,954	$10,036
11/30/15	$9,735	$9,928	$10,011
12/31/15	$9,733	$9,896	$10,002
1/31/16	$9,740	$10,032	$10,063
2/29/16	$9,686	$10,103	$10,074
3/31/16	$9,772	$10,196	$10,092
4/30/16	$9,805	$10,235	$10,096
5/31/16	$9,813	$10,238	$10,085
6/30/16	$9,833	$10,422	$10,145
7/31/16	$9,841	$10,488	$10,139
8/31/16	$9,856	$10,476	$10,123
9/30/16	$9,890	$10,470	$10,134
10/31/16	$9,893	$10,389	$10,128
11/30/16	$9,840	$10,144	$10,087
12/31/16	$9,885	$10,158	$10,090
1/31/17	$9,897	$10,178	$10,103
2/28/17	$9,920	$10,246	$10,113
3/31/17	$9,926	$10,241	$10,117
4/30/17	$9,949	$10,320	$10,131
5/31/17	$9,962	$10,399	$10,142
6/30/17	$9,963	$10,389	$10,134
7/31/17	$9,993	$10,434	$10,156
8/31/17	$10,034	$10,527	$10,175
9/30/17	$10,045	$10,477	$10,158
10/31/17	$10,034	$10,483	$10,152
11/30/17	$10,014	$10,470	$10,132
12/31/17	$10,033	$10,518	$10,133
1/31/18	$10,001	$10,397	$10,104
2/28/18	$10,001	$10,298	$10,100
3/31/18	$10,003	$10,364	$10,120
4/30/18	$9,975	$10,287	$10,104
5/31/18	$9,981	$10,360	$10,141
6/30/18	$9,975	$10,348	$10,142
7/31/18	$10,011	$10,350	$10,142
8/31/18	$9,997	$10,417	$10,174
9/30/18	$10,012	$10,350	$10,162
10/31/18	$10,017	$10,268	$10,177
11/30/18	$10,029	$10,329	$10,213
12/31/18	$10,055	$10,519	$10,293
1/31/19	$10,121	$10,631	$10,321
2/28/19	$10,158	$10,625	$10,332
3/31/19	$10,197	$10,829	$10,395
4/30/19	$10,225	$10,831	$10,416
5/31/19	$10,300	$11,024	$10,490
6/30/19	$10,353	$11,162	$10,544
7/31/19	$10,340	$11,187	$10,532
8/31/19	$10,439	$11,476	$10,617
9/30/19	$10,451	$11,415	$10,605
10/31/19	$10,471	$11,450	$10,640
11/30/19	$10,450	$11,444	$10,636
12/31/19	$10,475	$11,436	$10,659
1/31/20	$10,567	$11,656	$10,717
2/29/20	$10,617	$11,866	$10,810
3/31/20	$10,460	$11,796	$10,958
4/30/20	$10,585	$12,006	$10,963
5/31/20	$10,643	$12,062	$10,970
6/30/20	$10,699	$12,137	$10,973
7/31/20	$10,721	$12,319	$10,984
8/31/20	$10,753	$12,219	$10,981
9/30/20	$10,753	$12,213	$10,984
10/31/20	$10,752	$12,158	$10,980
11/30/20	$10,781	$12,277	$10,985
12/31/20	$10,800	$12,294	$10,990
1/31/21	$10,806	$12,206	$10,991
2/28/21	$10,811	$12,030	$10,983
3/31/21	$10,793	$11,880	$10,985
4/30/21	$10,798	$11,974	$10,990
5/31/21	$10,814	$12,013	$10,998
6/30/21	$10,785	$12,097	$10,981
7/31/21	$10,800	$12,232	$10,999
8/31/21	$10,782	$12,209	$10,998
9/30/21	$10,788	$12,103	$10,987
10/31/21	$10,738	$12,100	$10,954
11/30/21	$10,711	$12,136	$10,956
12/31/21	$10,695	$12,105	$10,929
1/31/22	$10,613	$11,844	$10,857
2/28/22	$10,543	$11,712	$10,817
3/31/22	$10,374	$11,386	$10,673
4/30/22	$10,285	$10,954	$10,622
5/31/22	$10,339	$11,025	$10,681
6/30/22	$10,220	$10,852	$10,619
7/31/22	$10,256	$11,117	$10,655
8/31/22	$10,196	$10,803	$10,578
9/30/22	$10,053	$10,336	$10,453
10/31/22	$9,986	$10,202	$10,443
11/30/22	$10,077	$10,578	$10,509
12/31/22	$10,112	$10,530	$10,530
1/31/23	$10,230	$10,854	$10,602
2/28/23	$10,126	$10,573	$10,526
3/31/23	$10,263	$10,842	$10,694
4/30/23	$10,283	$10,908	$10,721
5/31/23	$10,249	$10,789	$10,684
6/30/23	$10,204	$10,750	$10,632
7/31/23	$10,279	$10,743	$10,670
8/31/23	$10,323	$10,674	$10,712
9/30/23	$10,323	$10,403	$10,711
10/31/23	$10,354	$10,239	$10,748
11/30/23	$10,491	$10,702	$10,856
12/31/23	$10,619	$11,112	$10,978
1/31/24	$10,673	$11,082	$11,020
2/29/24	$10,636	$10,925	$10,975
3/31/24	$10,671	$11,026	$11,011
4/30/24	$10,624	$10,747	$10,975
5/31/24	$10,719	$10,930	$11,050
6/30/24	$10,775	$11,033	$11,114
7/31/24	$10,906	$11,291	$11,241
8/31/24	$10,992	$11,453	$11,342
9/30/24	$11,096	$11,606	$11,433
10/31/24	$11,013	$11,319	$11,366
11/30/24	$11,062	$11,438	$11,400
12/31/24	$11,098	$11,251	$11,427
1/31/25	$11,158	$11,311	$11,476
2/28/25	$11,240	$11,560	$11,555
3/31/25	$11,277	$11,564	$11,608

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.68%	1.52%	1.44%
Class A (including sales charge)	3.30%	1.06%	1.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTLAX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS4004TSRAR_033125

Administrative Class: PLDAX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$75	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,437	$996,412	$1,000,460
5/31/15	$1,000,065	$994,012	$1,001,200
6/30/15	$998,983	$983,174	$1,001,451
7/31/15	$1,000,627	$990,008	$1,001,971
8/31/15	$995,934	$988,586	$1,001,551
9/30/15	$991,762	$995,273	$1,004,585
10/31/15	$997,342	$995,439	$1,003,601
11/30/15	$996,551	$992,809	$1,001,132
12/31/15	$996,353	$989,601	$1,000,191
1/31/16	$997,138	$1,003,219	$1,006,282
2/29/16	$991,719	$1,010,335	$1,007,439
3/31/16	$1,000,554	$1,019,605	$1,009,192
4/30/16	$1,004,080	$1,023,519	$1,009,555
5/31/16	$1,004,986	$1,023,781	$1,008,485
6/30/16	$1,007,051	$1,042,177	$1,014,526
7/31/16	$1,007,944	$1,048,765	$1,013,948
8/31/16	$1,009,602	$1,047,566	$1,012,265
9/30/16	$1,013,105	$1,046,952	$1,013,439
10/31/16	$1,013,476	$1,038,944	$1,012,760
11/30/16	$1,008,182	$1,014,369	$1,008,739
12/31/16	$1,012,882	$1,015,800	$1,009,042
1/31/17	$1,014,136	$1,017,793	$1,010,313
2/28/17	$1,016,587	$1,024,634	$1,011,344
3/31/17	$1,017,282	$1,024,097	$1,011,667
4/30/17	$1,019,742	$1,032,000	$1,013,074
5/31/17	$1,021,061	$1,039,943	$1,014,249
6/30/17	$1,021,322	$1,038,896	$1,013,437
7/31/17	$1,024,431	$1,043,367	$1,015,596
8/31/17	$1,028,719	$1,052,726	$1,017,516
9/30/17	$1,029,877	$1,047,712	$1,015,847
10/31/17	$1,028,857	$1,048,319	$1,015,227
11/30/17	$1,026,849	$1,046,973	$1,013,176
12/31/17	$1,028,961	$1,051,778	$1,013,298
1/31/18	$1,025,734	$1,039,665	$1,010,390
2/28/18	$1,025,763	$1,029,809	$1,010,006
3/31/18	$1,025,993	$1,036,414	$1,011,985
4/30/18	$1,023,218	$1,028,705	$1,010,417
5/31/18	$1,023,794	$1,036,047	$1,014,075
6/30/18	$1,023,288	$1,034,773	$1,014,227
7/31/18	$1,027,009	$1,035,019	$1,014,176
8/31/18	$1,025,597	$1,041,679	$1,017,401
9/30/18	$1,027,121	$1,034,971	$1,016,201
10/31/18	$1,027,665	$1,026,792	$1,017,745
11/30/18	$1,028,995	$1,032,921	$1,021,277
12/31/18	$1,031,673	$1,051,898	$1,029,345
1/31/19	$1,038,534	$1,063,068	$1,032,114
2/28/19	$1,042,355	$1,062,452	$1,033,156
3/31/19	$1,046,323	$1,082,853	$1,039,469
4/30/19	$1,049,291	$1,083,130	$1,041,579
5/31/19	$1,056,937	$1,102,358	$1,048,974
6/30/19	$1,062,381	$1,116,201	$1,054,418
7/31/19	$1,061,014	$1,118,657	$1,053,174
8/31/19	$1,071,264	$1,147,643	$1,061,673
9/30/19	$1,072,478	$1,141,531	$1,060,495
10/31/19	$1,074,614	$1,144,969	$1,063,984
11/30/19	$1,072,497	$1,144,386	$1,063,643
12/31/19	$1,075,043	$1,143,588	$1,065,898
1/31/20	$1,084,591	$1,165,596	$1,071,665
2/29/20	$1,089,686	$1,186,575	$1,080,999
3/31/20	$1,073,589	$1,179,592	$1,095,830
4/30/20	$1,086,509	$1,200,561	$1,096,290
5/31/20	$1,092,448	$1,206,151	$1,097,003
6/30/20	$1,098,227	$1,213,749	$1,097,288
7/31/20	$1,100,607	$1,231,878	$1,098,397
8/31/20	$1,103,887	$1,221,935	$1,098,133
9/30/20	$1,103,890	$1,221,265	$1,098,429
10/31/20	$1,103,848	$1,215,812	$1,097,968
11/30/20	$1,106,930	$1,227,742	$1,098,473
12/31/20	$1,108,920	$1,229,433	$1,098,978
1/31/21	$1,109,475	$1,220,618	$1,099,143
2/28/21	$1,110,033	$1,202,992	$1,098,264
3/31/21	$1,108,290	$1,187,971	$1,098,473
4/30/21	$1,108,833	$1,197,356	$1,098,967
5/31/21	$1,110,432	$1,201,268	$1,099,802
6/30/21	$1,107,547	$1,209,708	$1,098,097
7/31/21	$1,109,108	$1,223,233	$1,099,920
8/31/21	$1,107,343	$1,220,905	$1,099,832
9/30/21	$1,107,921	$1,210,334	$1,098,732
10/31/21	$1,102,902	$1,210,000	$1,095,392
11/30/21	$1,100,130	$1,213,580	$1,095,601
12/31/21	$1,098,548	$1,210,475	$1,092,883
1/31/22	$1,090,133	$1,184,396	$1,085,725
2/28/22	$1,082,997	$1,171,183	$1,081,664
3/31/22	$1,065,699	$1,138,645	$1,067,267
4/30/22	$1,056,533	$1,095,436	$1,062,198
5/31/22	$1,062,165	$1,102,499	$1,068,072
6/30/22	$1,049,973	$1,085,203	$1,061,898
7/31/22	$1,053,624	$1,111,719	$1,065,456
8/31/22	$1,047,550	$1,080,306	$1,057,784
9/30/22	$1,032,850	$1,033,630	$1,045,324
10/31/22	$1,026,017	$1,020,242	$1,044,289
11/30/22	$1,035,468	$1,057,762	$1,050,858
12/31/22	$1,039,111	$1,052,991	$1,053,012
1/31/23	$1,051,206	$1,085,385	$1,060,225
2/28/23	$1,040,580	$1,057,322	$1,052,570
3/31/23	$1,054,713	$1,084,180	$1,069,359
4/30/23	$1,056,800	$1,090,751	$1,072,128
5/31/23	$1,053,315	$1,078,874	$1,068,429
6/30/23	$1,048,723	$1,075,027	$1,063,247
7/31/23	$1,056,445	$1,074,277	$1,067,033
8/31/23	$1,061,004	$1,067,415	$1,071,226
9/30/23	$1,061,017	$1,040,290	$1,071,130
10/31/23	$1,064,237	$1,023,873	$1,074,750
11/30/23	$1,078,382	$1,070,241	$1,085,648
12/31/23	$1,091,550	$1,111,209	$1,097,818
1/31/24	$1,097,151	$1,108,157	$1,102,045
2/29/24	$1,093,391	$1,092,501	$1,097,504
3/31/24	$1,097,041	$1,102,589	$1,101,071
4/30/24	$1,092,229	$1,074,739	$1,097,504
5/31/24	$1,102,083	$1,092,959	$1,105,044
6/30/24	$1,107,875	$1,103,307	$1,111,420
7/31/24	$1,121,395	$1,129,077	$1,124,134
8/31/24	$1,130,207	$1,145,301	$1,134,218
9/30/24	$1,141,001	$1,160,636	$1,143,337
10/31/24	$1,132,505	$1,131,854	$1,136,637
11/30/24	$1,137,582	$1,143,821	$1,139,967
12/31/24	$1,141,323	$1,125,101	$1,142,658
1/31/25	$1,147,538	$1,131,070	$1,147,594
2/28/25	$1,155,937	$1,155,956	$1,155,455
3/31/25	$1,159,786	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.72%	1.56%	1.49%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PLDAX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS0436TSRAR_033125

Class C: PTLCX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	1.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,991	$9,964	$10,005
5/31/15	$9,994	$9,940	$10,012
6/30/15	$9,980	$9,832	$10,015
7/31/15	$9,993	$9,900	$10,020
8/31/15	$9,943	$9,886	$10,016
9/30/15	$9,898	$9,953	$10,046
10/31/15	$9,951	$9,954	$10,036
11/30/15	$9,940	$9,928	$10,011
12/31/15	$9,934	$9,896	$10,002
1/31/16	$9,939	$10,032	$10,063
2/29/16	$9,882	$10,103	$10,074
3/31/16	$9,967	$10,196	$10,092
4/30/16	$9,999	$10,235	$10,096
5/31/16	$10,004	$10,238	$10,085
6/30/16	$10,022	$10,422	$10,145
7/31/16	$10,027	$10,488	$10,139
8/31/16	$10,041	$10,476	$10,123
9/30/16	$10,072	$10,470	$10,134
10/31/16	$10,073	$10,389	$10,128
11/30/16	$10,017	$10,144	$10,087
12/31/16	$10,060	$10,158	$10,090
1/31/17	$10,069	$10,178	$10,103
2/28/17	$10,091	$10,246	$10,113
3/31/17	$10,094	$10,241	$10,117
4/30/17	$10,115	$10,320	$10,131
5/31/17	$10,125	$10,399	$10,142
6/30/17	$10,124	$10,389	$10,134
7/31/17	$10,152	$10,434	$10,156
8/31/17	$10,191	$10,527	$10,175
9/30/17	$10,199	$10,477	$10,158
10/31/17	$10,186	$10,483	$10,152
11/30/17	$10,163	$10,470	$10,132
12/31/17	$10,180	$10,518	$10,133
1/31/18	$10,145	$10,397	$10,104
2/28/18	$10,142	$10,298	$10,100
3/31/18	$10,141	$10,364	$10,120
4/30/18	$10,110	$10,287	$10,104
5/31/18	$10,113	$10,360	$10,141
6/30/18	$10,104	$10,348	$10,142
7/31/18	$10,138	$10,350	$10,142
8/31/18	$10,120	$10,417	$10,174
9/30/18	$10,132	$10,350	$10,162
10/31/18	$10,134	$10,268	$10,177
11/30/18	$10,144	$10,329	$10,213
12/31/18	$10,167	$10,519	$10,293
1/31/19	$10,231	$10,631	$10,321
2/28/19	$10,266	$10,625	$10,332
3/31/19	$10,302	$10,829	$10,395
4/30/19	$10,328	$10,831	$10,416
5/31/19	$10,399	$11,024	$10,490
6/30/19	$10,450	$11,162	$10,544
7/31/19	$10,433	$11,187	$10,532
8/31/19	$10,530	$11,476	$10,617
9/30/19	$10,539	$11,415	$10,605
10/31/19	$10,556	$11,450	$10,640
11/30/19	$10,532	$11,444	$10,636
12/31/19	$10,554	$11,436	$10,659
1/31/20	$10,644	$11,656	$10,717
2/29/20	$10,691	$11,866	$10,810
3/31/20	$10,529	$11,796	$10,958
4/30/20	$10,653	$12,006	$10,963
5/31/20	$10,707	$12,062	$10,970
6/30/20	$10,761	$12,137	$10,973
7/31/20	$10,780	$12,319	$10,984
8/31/20	$10,809	$12,219	$10,981
9/30/20	$10,805	$12,213	$10,984
10/31/20	$10,801	$12,158	$10,980
11/30/20	$10,828	$12,277	$10,985
12/31/20	$10,844	$12,294	$10,990
1/31/21	$10,846	$12,206	$10,991
2/28/21	$10,848	$12,030	$10,983
3/31/21	$10,827	$11,880	$10,985
4/30/21	$10,829	$11,974	$10,990
5/31/21	$10,841	$12,013	$10,998
6/30/21	$10,810	$12,097	$10,981
7/31/21	$10,821	$12,232	$10,999
8/31/21	$10,800	$12,209	$10,998
9/30/21	$10,803	$12,103	$10,987
10/31/21	$10,750	$12,100	$10,954
11/30/21	$10,720	$12,136	$10,956
12/31/21	$10,700	$12,105	$10,929
1/31/22	$10,615	$11,844	$10,857
2/28/22	$10,542	$11,712	$10,817
3/31/22	$10,371	$11,386	$10,673
4/30/22	$10,278	$10,954	$10,622
5/31/22	$10,329	$11,025	$10,681
6/30/22	$10,208	$10,852	$10,619
7/31/22	$10,240	$11,117	$10,655
8/31/22	$10,177	$10,803	$10,578
9/30/22	$10,031	$10,336	$10,453
10/31/22	$9,962	$10,202	$10,443
11/30/22	$10,050	$10,578	$10,509
12/31/22	$10,082	$10,530	$10,530
1/31/23	$10,196	$10,854	$10,602
2/28/23	$10,090	$10,573	$10,526
3/31/23	$10,224	$10,842	$10,694
4/30/23	$10,241	$10,908	$10,721
5/31/23	$10,204	$10,789	$10,684
6/30/23	$10,156	$10,750	$10,632
7/31/23	$10,227	$10,743	$10,670
8/31/23	$10,268	$10,674	$10,712
9/30/23	$10,265	$10,403	$10,711
10/31/23	$10,293	$10,239	$10,748
11/30/23	$10,426	$10,702	$10,856
12/31/23	$10,550	$11,112	$10,978
1/31/24	$10,601	$11,082	$11,020
2/29/24	$10,561	$10,925	$10,975
3/31/24	$10,593	$11,026	$11,011
4/30/24	$10,543	$10,747	$10,975
5/31/24	$10,634	$10,930	$11,050
6/30/24	$10,687	$11,033	$11,114
7/31/24	$10,814	$11,291	$11,241
8/31/24	$10,895	$11,453	$11,342
9/30/24	$10,996	$11,606	$11,433
10/31/24	$10,910	$11,319	$11,366
11/30/24	$10,956	$11,438	$11,400
12/31/24	$10,988	$11,251	$11,427
1/31/25	$11,044	$11,311	$11,476
2/28/25	$11,122	$11,560	$11,555
3/31/25	$11,155	$11,564	$11,608

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.31%	1.16%	1.10%
Class C (including sales charge)	4.31%	1.16%	1.10%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTLCX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS4204TSRAR_033125

Class C-2: PLCCX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$135	1.32%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,990	$9,964	$10,005
5/31/15	$9,991	$9,940	$10,012
6/30/15	$9,975	$9,832	$10,015
7/31/15	$9,987	$9,900	$10,020
8/31/15	$9,935	$9,886	$10,016
9/30/15	$9,888	$9,953	$10,046
10/31/15	$9,939	$9,954	$10,036
11/30/15	$9,926	$9,928	$10,011
12/31/15	$9,920	$9,896	$10,002
1/31/16	$9,922	$10,032	$10,063
2/29/16	$9,864	$10,103	$10,074
3/31/16	$9,947	$10,196	$10,092
4/30/16	$9,977	$10,235	$10,096
5/31/16	$9,981	$10,238	$10,085
6/30/16	$9,997	$10,422	$10,145
7/31/16	$10,001	$10,488	$10,139
8/31/16	$10,012	$10,476	$10,123
9/30/16	$10,042	$10,470	$10,134
10/31/16	$10,041	$10,389	$10,128
11/30/16	$9,983	$10,144	$10,087
12/31/16	$10,025	$10,158	$10,090
1/31/17	$10,032	$10,178	$10,103
2/28/17	$10,052	$10,246	$10,113
3/31/17	$10,054	$10,241	$10,117
4/30/17	$10,073	$10,320	$10,131
5/31/17	$10,081	$10,399	$10,142
6/30/17	$10,079	$10,389	$10,134
7/31/17	$10,105	$10,434	$10,156
8/31/17	$10,142	$10,527	$10,175
9/30/17	$10,148	$10,477	$10,158
10/31/17	$10,133	$10,483	$10,152
11/30/17	$10,108	$10,470	$10,132
12/31/17	$10,124	$10,518	$10,133
1/31/18	$10,087	$10,397	$10,104
2/28/18	$10,083	$10,298	$10,100
3/31/18	$10,080	$10,364	$10,120
4/30/18	$10,048	$10,287	$10,104
5/31/18	$10,049	$10,360	$10,141
6/30/18	$10,039	$10,348	$10,142
7/31/18	$10,070	$10,350	$10,142
8/31/18	$10,052	$10,417	$10,174
9/30/18	$10,062	$10,350	$10,162
10/31/18	$10,062	$10,268	$10,177
11/30/18	$10,070	$10,329	$10,213
12/31/18	$10,091	$10,519	$10,293
1/31/19	$10,153	$10,631	$10,321
2/28/19	$10,186	$10,625	$10,332
3/31/19	$10,220	$10,829	$10,395
4/30/19	$10,244	$10,831	$10,416
5/31/19	$10,313	$11,024	$10,490
6/30/19	$10,361	$11,162	$10,544
7/31/19	$10,343	$11,187	$10,532
8/31/19	$10,438	$11,476	$10,617
9/30/19	$10,444	$11,415	$10,605
10/31/19	$10,460	$11,450	$10,640
11/30/19	$10,434	$11,444	$10,636
12/31/19	$10,454	$11,436	$10,659
1/31/20	$10,542	$11,656	$10,717
2/29/20	$10,586	$11,866	$10,810
3/31/20	$10,425	$11,796	$10,958
4/30/20	$10,545	$12,006	$10,963
5/31/20	$10,597	$12,062	$10,970
6/30/20	$10,648	$12,137	$10,973
7/31/20	$10,666	$12,319	$10,984
8/31/20	$10,692	$12,219	$10,981
9/30/20	$10,687	$12,213	$10,984
10/31/20	$10,681	$12,158	$10,980
11/30/20	$10,705	$12,277	$10,985
12/31/20	$10,719	$12,294	$10,990
1/31/21	$10,719	$12,206	$10,991
2/28/21	$10,720	$12,030	$10,983
3/31/21	$10,698	$11,880	$10,985
4/30/21	$10,698	$11,974	$10,990
5/31/21	$10,709	$12,013	$10,998
6/30/21	$10,677	$12,097	$10,981
7/31/21	$10,677	$12,232	$10,999
8/31/21	$10,666	$12,209	$10,998
9/30/21	$10,655	$12,103	$10,987
10/31/21	$10,601	$12,100	$10,954
11/30/21	$10,580	$12,136	$10,956
12/31/21	$10,558	$12,105	$10,929
1/31/22	$10,472	$11,844	$10,857
2/28/22	$10,398	$11,712	$10,817
3/31/22	$10,227	$11,386	$10,673
4/30/22	$10,134	$10,954	$10,622
5/31/22	$10,183	$11,025	$10,681
6/30/22	$10,061	$10,852	$10,619
7/31/22	$10,091	$11,117	$10,655
8/31/22	$10,028	$10,803	$10,578
9/30/22	$9,882	$10,336	$10,453
10/31/22	$9,812	$10,202	$10,443
11/30/22	$9,897	$10,578	$10,509
12/31/22	$9,927	$10,530	$10,530
1/31/23	$10,038	$10,854	$10,602
2/28/23	$9,932	$10,573	$10,526
3/31/23	$10,062	$10,842	$10,694
4/30/23	$10,077	$10,908	$10,721
5/31/23	$10,039	$10,789	$10,684
6/30/23	$9,990	$10,750	$10,632
7/31/23	$10,058	$10,743	$10,670
8/31/23	$10,097	$10,674	$10,712
9/30/23	$10,092	$10,403	$10,711
10/31/23	$10,117	$10,239	$10,748
11/30/23	$10,247	$10,702	$10,856
12/31/23	$10,367	$11,112	$10,978
1/31/24	$10,415	$11,082	$11,020
2/29/24	$10,375	$10,925	$10,975
3/31/24	$10,404	$11,026	$11,011
4/30/24	$10,353	$10,747	$10,975
5/31/24	$10,441	$10,930	$11,050
6/30/24	$10,491	$11,033	$11,114
7/31/24	$10,614	$11,291	$11,241
8/31/24	$10,692	$11,453	$11,342
9/30/24	$10,789	$11,606	$11,433
10/31/24	$10,703	$11,319	$11,366
11/30/24	$10,746	$11,438	$11,400
12/31/24	$10,776	$11,251	$11,427
1/31/25	$10,829	$11,311	$11,476
2/28/25	$10,904	$11,560	$11,555
3/31/25	$10,935	$11,564	$11,608

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	5.10%	0.96%	0.90%
Class C-2 (including sales charge)	4.10%	0.96%	0.90%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLCCX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS4804TSRAR_033125

I-3: PTLNX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$65	0.63%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,520	$996,412	$1,000,460
5/31/15	$1,000,234	$994,012	$1,001,200
6/30/15	$999,233	$983,174	$1,001,451
7/31/15	$1,000,976	$990,008	$1,001,971
8/31/15	$996,352	$988,586	$1,001,551
9/30/15	$992,260	$995,273	$1,004,585
10/31/15	$997,936	$995,439	$1,003,601
11/30/15	$997,219	$992,809	$1,001,132
12/31/15	$997,127	$989,601	$1,000,191
1/31/16	$997,976	$1,003,219	$1,006,282
2/29/16	$992,633	$1,010,335	$1,007,439
3/31/16	$1,001,560	$1,019,605	$1,009,192
4/30/16	$1,005,180	$1,023,519	$1,009,555
5/31/16	$1,006,166	$1,023,781	$1,008,485
6/30/16	$1,008,317	$1,042,177	$1,014,526
7/31/16	$1,009,297	$1,048,765	$1,013,948
8/31/16	$1,011,043	$1,047,566	$1,012,265
9/30/16	$1,014,648	$1,046,952	$1,013,439
10/31/16	$1,015,093	$1,038,944	$1,012,760
11/30/16	$1,009,877	$1,014,369	$1,008,739
12/31/16	$1,014,686	$1,015,800	$1,009,042
1/31/17	$1,016,015	$1,017,793	$1,010,313
2/28/17	$1,018,548	$1,024,634	$1,011,344
3/31/17	$1,019,345	$1,024,097	$1,011,667
4/30/17	$1,021,881	$1,032,000	$1,013,074
5/31/17	$1,023,289	$1,039,943	$1,014,249
6/30/17	$1,023,652	$1,038,896	$1,013,437
7/31/17	$1,026,841	$1,043,367	$1,015,596
8/31/17	$1,031,226	$1,052,726	$1,017,516
9/30/17	$1,032,480	$1,047,712	$1,015,847
10/31/17	$1,031,537	$1,048,319	$1,015,227
11/30/17	$1,029,608	$1,046,973	$1,013,176
12/31/17	$1,031,821	$1,051,778	$1,013,298
1/31/18	$1,028,667	$1,039,665	$1,010,390
2/28/18	$1,028,776	$1,029,809	$1,010,006
3/31/18	$1,029,100	$1,036,414	$1,011,985
4/30/18	$1,026,400	$1,028,705	$1,010,417
5/31/18	$1,027,054	$1,036,047	$1,014,075
6/30/18	$1,026,650	$1,034,773	$1,014,227
7/31/18	$1,030,485	$1,035,019	$1,014,176
8/31/18	$1,029,163	$1,041,679	$1,017,401
9/30/18	$1,030,768	$1,034,971	$1,016,201
10/31/18	$1,031,395	$1,026,792	$1,017,745
11/30/18	$1,032,821	$1,032,921	$1,021,277
12/31/18	$1,035,601	$1,051,898	$1,029,345
1/31/19	$1,042,586	$1,063,068	$1,032,114
2/28/19	$1,046,508	$1,062,452	$1,033,156
3/31/19	$1,050,589	$1,082,853	$1,039,469
4/30/19	$1,053,664	$1,083,130	$1,041,579
5/31/19	$1,061,448	$1,102,358	$1,048,974
6/30/19	$1,067,002	$1,116,201	$1,054,418
7/31/19	$1,065,716	$1,118,657	$1,053,174
8/31/19	$1,076,114	$1,147,643	$1,061,673
9/30/19	$1,077,427	$1,141,531	$1,060,495
10/31/19	$1,079,665	$1,144,969	$1,063,984
11/30/19	$1,077,642	$1,144,386	$1,063,643
12/31/19	$1,080,297	$1,143,588	$1,065,898
1/31/20	$1,089,997	$1,165,596	$1,071,665
2/29/20	$1,095,213	$1,186,575	$1,080,999
3/31/20	$1,079,131	$1,179,592	$1,095,830
4/30/20	$1,092,197	$1,200,561	$1,096,290
5/31/20	$1,098,267	$1,206,151	$1,097,003
6/30/20	$1,104,181	$1,213,749	$1,097,288
7/31/20	$1,106,664	$1,231,878	$1,098,397
8/31/20	$1,110,055	$1,221,935	$1,098,133
9/30/20	$1,110,150	$1,221,265	$1,098,429
10/31/20	$1,110,206	$1,215,812	$1,097,968
11/30/20	$1,113,393	$1,227,742	$1,098,473
12/31/20	$1,115,501	$1,229,433	$1,098,978
1/31/21	$1,116,143	$1,220,618	$1,099,143
2/28/21	$1,116,790	$1,202,992	$1,098,264
3/31/21	$1,115,138	$1,187,971	$1,098,473
4/30/21	$1,115,785	$1,197,356	$1,098,967
5/31/21	$1,117,484	$1,201,268	$1,099,802
6/30/21	$1,114,673	$1,209,708	$1,098,097
7/31/21	$1,116,343	$1,223,233	$1,099,920
8/31/21	$1,114,659	$1,220,905	$1,099,832
9/30/21	$1,115,334	$1,210,334	$1,098,732
10/31/21	$1,110,376	$1,210,000	$1,095,392
11/30/21	$1,107,675	$1,213,580	$1,095,601
12/31/21	$1,106,183	$1,210,475	$1,092,883
1/31/22	$1,097,795	$1,184,396	$1,085,725
2/28/22	$1,090,692	$1,171,183	$1,081,664
3/31/22	$1,073,359	$1,138,645	$1,067,267
4/30/22	$1,064,214	$1,095,436	$1,062,198
5/31/22	$1,069,978	$1,102,499	$1,068,072
6/30/22	$1,057,777	$1,085,203	$1,061,898
7/31/22	$1,061,550	$1,111,719	$1,065,456
8/31/22	$1,055,512	$1,080,306	$1,057,784
9/30/22	$1,040,772	$1,033,630	$1,045,324
10/31/22	$1,033,963	$1,020,242	$1,044,289
11/30/22	$1,043,588	$1,057,762	$1,050,858
12/31/22	$1,047,352	$1,052,991	$1,053,012
1/31/23	$1,059,641	$1,085,385	$1,060,225
2/28/23	$1,048,996	$1,057,322	$1,052,570
3/31/23	$1,063,358	$1,084,180	$1,069,359
4/30/23	$1,065,542	$1,090,751	$1,072,128
5/31/23	$1,062,106	$1,078,874	$1,068,429
6/30/23	$1,057,556	$1,075,027	$1,063,247
7/31/23	$1,065,430	$1,074,277	$1,067,033
8/31/23	$1,070,133	$1,067,415	$1,071,226
9/30/23	$1,070,243	$1,040,290	$1,071,130
10/31/23	$1,073,591	$1,023,873	$1,074,750
11/30/23	$1,087,975	$1,070,241	$1,085,648
12/31/23	$1,101,379	$1,111,209	$1,097,818
1/31/24	$1,107,134	$1,108,157	$1,102,045
2/29/24	$1,103,429	$1,092,501	$1,097,504
3/31/24	$1,107,210	$1,102,589	$1,101,071
4/30/24	$1,102,439	$1,074,739	$1,097,504
5/31/24	$1,112,492	$1,092,959	$1,105,044
6/30/24	$1,118,430	$1,103,307	$1,111,420
7/31/24	$1,132,200	$1,129,077	$1,124,134
8/31/24	$1,141,209	$1,145,301	$1,134,218
9/30/24	$1,152,201	$1,160,636	$1,143,337
10/31/24	$1,143,685	$1,131,854	$1,136,637
11/30/24	$1,148,923	$1,143,821	$1,139,967
12/31/24	$1,152,805	$1,125,101	$1,142,658
1/31/25	$1,159,201	$1,131,070	$1,147,594
2/28/25	$1,167,795	$1,155,956	$1,155,455
3/31/25	$1,171,786	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.83%	1.66%	1.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTLNX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS2188TSRAR_033125

Institutional Class: PTLDX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,643	$996,412	$1,000,460
5/31/15	$1,000,485	$994,012	$1,001,200
6/30/15	$999,607	$983,174	$1,001,451
7/31/15	$1,001,478	$990,008	$1,001,971
8/31/15	$996,978	$988,586	$1,001,551
9/30/15	$993,006	$995,273	$1,004,585
10/31/15	$998,813	$995,439	$1,003,601
11/30/15	$998,218	$992,809	$1,001,132
12/31/15	$998,253	$989,601	$1,000,191
1/31/16	$999,230	$1,003,219	$1,006,282
2/29/16	$993,999	$1,010,335	$1,007,439
3/31/16	$1,003,065	$1,019,605	$1,009,192
4/30/16	$1,006,813	$1,023,519	$1,009,555
5/31/16	$1,007,929	$1,023,781	$1,008,485
6/30/16	$1,010,207	$1,042,177	$1,014,526
7/31/16	$1,011,317	$1,048,765	$1,013,948
8/31/16	$1,013,196	$1,047,566	$1,012,265
9/30/16	$1,016,933	$1,046,952	$1,013,439
10/31/16	$1,017,508	$1,038,944	$1,012,760
11/30/16	$1,012,404	$1,014,369	$1,008,739
12/31/16	$1,017,354	$1,015,800	$1,009,042
1/31/17	$1,018,816	$1,017,793	$1,010,313
2/28/17	$1,021,473	$1,024,634	$1,011,344
3/31/17	$1,022,402	$1,024,097	$1,011,667
4/30/17	$1,025,072	$1,032,000	$1,013,074
5/31/17	$1,026,615	$1,039,943	$1,014,249
6/30/17	$1,027,106	$1,038,896	$1,013,437
7/31/17	$1,030,436	$1,043,367	$1,015,596
8/31/17	$1,034,968	$1,052,726	$1,017,516
9/30/17	$1,036,354	$1,047,712	$1,015,847
10/31/17	$1,035,540	$1,048,319	$1,015,227
11/30/17	$1,033,731	$1,046,973	$1,013,176
12/31/17	$1,036,085	$1,051,778	$1,013,298
1/31/18	$1,033,049	$1,039,665	$1,010,390
2/28/18	$1,033,277	$1,029,809	$1,010,006
3/31/18	$1,033,735	$1,036,414	$1,011,985
4/30/18	$1,031,144	$1,028,705	$1,010,417
5/31/18	$1,031,943	$1,036,047	$1,014,075
6/30/18	$1,031,652	$1,034,773	$1,014,227
7/31/18	$1,035,616	$1,035,019	$1,014,176
8/31/18	$1,034,435	$1,041,679	$1,017,401
9/30/18	$1,036,163	$1,034,971	$1,016,201
10/31/18	$1,036,929	$1,026,792	$1,017,745
11/30/18	$1,038,499	$1,032,921	$1,021,277
12/31/18	$1,041,415	$1,051,898	$1,029,345
1/31/19	$1,048,556	$1,063,068	$1,032,114
2/28/19	$1,052,615	$1,062,452	$1,033,156
3/31/19	$1,056,844	$1,082,853	$1,039,469
4/30/19	$1,060,058	$1,083,130	$1,041,579
5/31/19	$1,068,015	$1,102,358	$1,048,974
6/30/19	$1,073,720	$1,116,201	$1,054,418
7/31/19	$1,072,565	$1,118,657	$1,053,174
8/31/19	$1,083,170	$1,147,643	$1,061,673
9/30/19	$1,084,610	$1,141,531	$1,060,495
10/31/19	$1,087,000	$1,144,969	$1,063,984
11/30/19	$1,085,101	$1,144,386	$1,063,643
12/31/19	$1,087,907	$1,143,588	$1,065,898
1/31/20	$1,097,807	$1,165,596	$1,071,665
2/29/20	$1,103,176	$1,186,575	$1,080,999
3/31/20	$1,087,106	$1,179,592	$1,095,830
4/30/20	$1,100,414	$1,200,561	$1,096,290
5/31/20	$1,106,662	$1,206,151	$1,097,003
6/30/20	$1,112,745	$1,213,749	$1,097,288
7/31/20	$1,115,408	$1,231,878	$1,098,397
8/31/20	$1,118,955	$1,221,935	$1,098,133
9/30/20	$1,119,187	$1,221,265	$1,098,429
10/31/20	$1,119,391	$1,215,812	$1,097,968
11/30/20	$1,122,738	$1,227,742	$1,098,473
12/31/20	$1,125,020	$1,229,433	$1,098,978
1/31/21	$1,125,799	$1,220,618	$1,099,143
2/28/21	$1,126,581	$1,202,992	$1,098,264
3/31/21	$1,125,051	$1,187,971	$1,098,473
4/30/21	$1,125,851	$1,197,356	$1,098,967
5/31/21	$1,127,700	$1,201,268	$1,099,802
6/30/21	$1,125,003	$1,209,708	$1,098,097
7/31/21	$1,126,834	$1,223,233	$1,099,920
8/31/21	$1,125,273	$1,220,905	$1,099,832
9/30/21	$1,126,093	$1,210,334	$1,098,732
10/31/21	$1,121,230	$1,210,000	$1,095,392
11/30/21	$1,118,643	$1,213,580	$1,095,601
12/31/21	$1,117,287	$1,210,475	$1,092,883
1/31/22	$1,108,949	$1,184,396	$1,085,725
2/28/22	$1,101,901	$1,171,183	$1,081,664
3/31/22	$1,084,533	$1,138,645	$1,067,267
4/30/22	$1,075,435	$1,095,436	$1,062,198
5/31/22	$1,081,389	$1,102,499	$1,068,072
6/30/22	$1,069,196	$1,085,203	$1,061,898
7/31/22	$1,073,141	$1,111,719	$1,065,456
8/31/22	$1,067,180	$1,080,306	$1,057,784
9/30/22	$1,052,436	$1,033,630	$1,045,324
10/31/22	$1,045,679	$1,020,242	$1,044,289
11/30/22	$1,055,526	$1,057,762	$1,050,858
12/31/22	$1,059,476	$1,052,991	$1,053,012
1/31/23	$1,072,022	$1,085,385	$1,060,225
2/28/23	$1,061,389	$1,057,322	$1,052,570
3/31/23	$1,076,048	$1,084,180	$1,069,359
4/30/23	$1,078,383	$1,090,751	$1,072,128
5/31/23	$1,075,054	$1,078,874	$1,068,429
6/30/23	$1,070,599	$1,075,027	$1,063,247
7/31/23	$1,078,691	$1,074,277	$1,067,033
8/31/23	$1,083,577	$1,067,415	$1,071,226
9/30/23	$1,083,823	$1,040,290	$1,071,130
10/31/23	$1,087,337	$1,023,873	$1,074,750
11/30/23	$1,102,014	$1,070,241	$1,085,648
12/31/23	$1,115,717	$1,111,209	$1,097,818
1/31/24	$1,121,671	$1,108,157	$1,102,045
2/29/24	$1,118,049	$1,092,501	$1,097,504
3/31/24	$1,122,018	$1,102,589	$1,101,071
4/30/24	$1,117,325	$1,074,739	$1,097,504
5/31/24	$1,127,659	$1,092,959	$1,105,044
6/30/24	$1,133,803	$1,103,307	$1,111,420
7/31/24	$1,147,880	$1,129,077	$1,124,134
8/31/24	$1,157,161	$1,145,301	$1,134,218
9/30/24	$1,168,434	$1,160,636	$1,143,337
10/31/24	$1,159,981	$1,131,854	$1,136,637
11/30/24	$1,165,428	$1,143,821	$1,139,967
12/31/24	$1,169,508	$1,125,101	$1,142,658
1/31/25	$1,176,134	$1,131,070	$1,147,594
2/28/25	$1,184,968	$1,155,956	$1,155,455
3/31/25	$1,189,150	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.98%	1.81%	1.75%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTLDX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS0036TSRAR_033125

I-2: PLDPX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	0.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,560	$996,412	$1,000,460
5/31/15	$1,000,317	$994,012	$1,001,200
6/30/15	$999,357	$983,174	$1,001,451
7/31/15	$1,001,138	$990,008	$1,001,971
8/31/15	$996,561	$988,586	$1,001,551
9/30/15	$992,508	$995,273	$1,004,585
10/31/15	$998,224	$995,439	$1,003,601
11/30/15	$997,551	$992,809	$1,001,132
12/31/15	$997,492	$989,601	$1,000,191
1/31/16	$998,392	$1,003,219	$1,006,282
2/29/16	$993,087	$1,010,335	$1,007,439
3/31/16	$1,002,061	$1,019,605	$1,009,192
4/30/16	$1,005,720	$1,023,519	$1,009,555
5/31/16	$1,006,752	$1,023,781	$1,008,485
6/30/16	$1,008,945	$1,042,177	$1,014,526
7/31/16	$1,009,968	$1,048,765	$1,013,948
8/31/16	$1,011,759	$1,047,566	$1,012,265
9/30/16	$1,015,402	$1,046,952	$1,013,439
10/31/16	$1,015,895	$1,038,944	$1,012,760
11/30/16	$1,010,715	$1,014,369	$1,008,739
12/31/16	$1,015,565	$1,015,800	$1,009,042
1/31/17	$1,016,944	$1,017,793	$1,010,313
2/28/17	$1,019,518	$1,024,634	$1,011,344
3/31/17	$1,020,353	$1,024,097	$1,011,667
4/30/17	$1,022,939	$1,032,000	$1,013,074
5/31/17	$1,024,393	$1,039,943	$1,014,249
6/30/17	$1,024,792	$1,038,896	$1,013,437
7/31/17	$1,028,034	$1,043,367	$1,015,596
8/31/17	$1,032,468	$1,052,726	$1,017,516
9/30/17	$1,033,762	$1,047,712	$1,015,847
10/31/17	$1,032,866	$1,048,319	$1,015,227
11/30/17	$1,030,976	$1,046,973	$1,013,176
12/31/17	$1,033,234	$1,051,778	$1,013,298
1/31/18	$1,030,121	$1,039,665	$1,010,390
2/28/18	$1,030,270	$1,029,809	$1,010,006
3/31/18	$1,030,635	$1,036,414	$1,011,985
4/30/18	$1,027,970	$1,028,705	$1,010,417
5/31/18	$1,028,682	$1,036,047	$1,014,075
6/30/18	$1,028,304	$1,034,773	$1,014,227
7/31/18	$1,032,171	$1,035,019	$1,014,176
8/31/18	$1,030,897	$1,041,679	$1,017,401
9/30/18	$1,032,544	$1,034,971	$1,016,201
10/31/18	$1,033,220	$1,026,792	$1,017,745
11/30/18	$1,034,693	$1,032,921	$1,021,277
12/31/18	$1,037,515	$1,051,898	$1,029,345
1/31/19	$1,044,543	$1,063,068	$1,032,114
2/28/19	$1,048,508	$1,062,452	$1,033,156
3/31/19	$1,052,632	$1,082,853	$1,039,469
4/30/19	$1,055,749	$1,083,130	$1,041,579
5/31/19	$1,063,686	$1,102,358	$1,048,974
6/30/19	$1,069,287	$1,116,201	$1,054,418
7/31/19	$1,068,047	$1,118,657	$1,053,174
8/31/19	$1,078,510	$1,147,643	$1,061,673
9/30/19	$1,079,862	$1,141,531	$1,060,495
10/31/19	$1,082,151	$1,144,969	$1,063,984
11/30/19	$1,080,175	$1,144,386	$1,063,643
12/31/19	$1,082,877	$1,143,588	$1,065,898
1/31/20	$1,092,637	$1,165,596	$1,071,665
2/29/20	$1,097,897	$1,186,575	$1,080,999
3/31/20	$1,081,816	$1,179,592	$1,095,830
4/30/20	$1,094,970	$1,200,561	$1,096,290
5/31/20	$1,101,095	$1,206,151	$1,097,003
6/30/20	$1,107,055	$1,213,749	$1,097,288
7/31/20	$1,109,604	$1,231,878	$1,098,397
8/31/20	$1,113,044	$1,221,935	$1,098,133
9/30/20	$1,113,184	$1,221,265	$1,098,429
10/31/20	$1,113,289	$1,215,812	$1,097,968
11/30/20	$1,116,530	$1,227,742	$1,098,473
12/31/20	$1,118,695	$1,229,433	$1,098,978
1/31/21	$1,119,384	$1,220,618	$1,099,143
2/28/21	$1,120,075	$1,202,992	$1,098,264
3/31/21	$1,118,459	$1,187,971	$1,098,473
4/30/21	$1,119,157	$1,197,356	$1,098,967
5/31/21	$1,120,906	$1,201,268	$1,099,802
6/30/21	$1,118,132	$1,209,708	$1,098,097
7/31/21	$1,119,855	$1,223,233	$1,099,920
8/31/21	$1,118,211	$1,220,905	$1,099,832
9/30/21	$1,118,934	$1,210,334	$1,098,732
10/31/21	$1,114,008	$1,210,000	$1,095,392
11/30/21	$1,111,345	$1,213,580	$1,095,601
12/31/21	$1,109,897	$1,210,475	$1,092,883
1/31/22	$1,101,527	$1,184,396	$1,085,725
2/28/22	$1,094,442	$1,171,183	$1,081,664
3/31/22	$1,077,099	$1,138,645	$1,067,267
4/30/22	$1,067,973	$1,095,436	$1,062,198
5/31/22	$1,073,792	$1,102,499	$1,068,072
6/30/22	$1,061,598	$1,085,203	$1,061,898
7/31/22	$1,065,426	$1,111,719	$1,065,456
8/31/22	$1,059,414	$1,080,306	$1,057,784
9/30/22	$1,044,684	$1,033,630	$1,045,324
10/31/22	$1,037,895	$1,020,242	$1,044,289
11/30/22	$1,047,580	$1,057,762	$1,050,858
12/31/22	$1,051,406	$1,052,991	$1,053,012
1/31/23	$1,063,771	$1,085,385	$1,060,225
2/28/23	$1,053,140	$1,057,322	$1,052,570
3/31/23	$1,067,589	$1,084,180	$1,069,359
4/30/23	$1,069,824	$1,090,751	$1,072,128
5/31/23	$1,066,430	$1,078,874	$1,068,429
6/30/23	$1,061,917	$1,075,027	$1,063,247
7/31/23	$1,069,859	$1,074,277	$1,067,033
8/31/23	$1,074,614	$1,067,415	$1,071,226
9/30/23	$1,074,767	$1,040,290	$1,071,130
10/31/23	$1,078,163	$1,023,873	$1,074,750
11/30/23	$1,092,628	$1,070,241	$1,085,648
12/31/23	$1,106,117	$1,111,209	$1,097,818
1/31/24	$1,111,929	$1,108,157	$1,102,045
2/29/24	$1,108,251	$1,092,501	$1,097,504
3/31/24	$1,112,091	$1,102,589	$1,101,071
4/30/24	$1,107,350	$1,074,739	$1,097,504
5/31/24	$1,117,490	$1,092,959	$1,105,044
6/30/24	$1,123,493	$1,103,307	$1,111,420
7/31/24	$1,137,347	$1,129,077	$1,124,134
8/31/24	$1,146,439	$1,145,301	$1,134,218
9/30/24	$1,157,519	$1,160,636	$1,143,337
10/31/24	$1,149,042	$1,131,854	$1,136,637
11/30/24	$1,154,340	$1,143,821	$1,139,967
12/31/24	$1,158,283	$1,125,101	$1,142,658
1/31/25	$1,164,744	$1,131,070	$1,147,594
2/28/25	$1,173,403	$1,155,956	$1,155,455
3/31/25	$1,177,451	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.88%	1.71%	1.65%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLDPX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS1901TSRAR_033125

Class R: PLDRX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$110	1.07%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,992	$9,964	$10,005
5/31/15	$9,995	$9,940	$10,012
6/30/15	$9,981	$9,832	$10,015
7/31/15	$9,995	$9,900	$10,020
8/31/15	$9,945	$9,886	$10,016
9/30/15	$9,901	$9,953	$10,046
10/31/15	$9,954	$9,954	$10,036
11/30/15	$9,943	$9,928	$10,011
12/31/15	$9,938	$9,896	$10,002
1/31/16	$9,943	$10,032	$10,063
2/29/16	$9,886	$10,103	$10,074
3/31/16	$9,972	$10,196	$10,092
4/30/16	$10,004	$10,235	$10,096
5/31/16	$10,010	$10,238	$10,085
6/30/16	$10,028	$10,422	$10,145
7/31/16	$10,034	$10,488	$10,139
8/31/16	$10,048	$10,476	$10,123
9/30/16	$10,079	$10,470	$10,134
10/31/16	$10,080	$10,389	$10,128
11/30/16	$10,025	$10,144	$10,087
12/31/16	$10,069	$10,158	$10,090
1/31/17	$10,078	$10,178	$10,103
2/28/17	$10,100	$10,246	$10,113
3/31/17	$10,104	$10,241	$10,117
4/30/17	$10,126	$10,320	$10,131
5/31/17	$10,136	$10,399	$10,142
6/30/17	$10,135	$10,389	$10,134
7/31/17	$10,164	$10,434	$10,156
8/31/17	$10,203	$10,527	$10,175
9/30/17	$10,212	$10,477	$10,158
10/31/17	$10,199	$10,483	$10,152
11/30/17	$10,176	$10,470	$10,132
12/31/17	$10,194	$10,518	$10,133
1/31/18	$10,159	$10,397	$10,104
2/28/18	$10,157	$10,298	$10,100
3/31/18	$10,156	$10,364	$10,120
4/30/18	$10,126	$10,287	$10,104
5/31/18	$10,128	$10,360	$10,141
6/30/18	$10,121	$10,348	$10,142
7/31/18	$10,155	$10,350	$10,142
8/31/18	$10,137	$10,417	$10,174
9/30/18	$10,150	$10,350	$10,162
10/31/18	$10,152	$10,268	$10,177
11/30/18	$10,162	$10,329	$10,213
12/31/18	$10,186	$10,519	$10,293
1/31/19	$10,251	$10,631	$10,321
2/28/19	$10,286	$10,625	$10,332
3/31/19	$10,322	$10,829	$10,395
4/30/19	$10,349	$10,831	$10,416
5/31/19	$10,421	$11,024	$10,490
6/30/19	$10,472	$11,162	$10,544
7/31/19	$10,455	$11,187	$10,532
8/31/19	$10,553	$11,476	$10,617
9/30/19	$10,562	$11,415	$10,605
10/31/19	$10,580	$11,450	$10,640
11/30/19	$10,557	$11,444	$10,636
12/31/19	$10,579	$11,436	$10,659
1/31/20	$10,670	$11,656	$10,717
2/29/20	$10,717	$11,866	$10,810
3/31/20	$10,556	$11,796	$10,958
4/30/20	$10,680	$12,006	$10,963
5/31/20	$10,735	$12,062	$10,970
6/30/20	$10,789	$12,137	$10,973
7/31/20	$10,809	$12,319	$10,984
8/31/20	$10,838	$12,219	$10,981
9/30/20	$10,835	$12,213	$10,984
10/31/20	$10,832	$12,158	$10,980
11/30/20	$10,859	$12,277	$10,985
12/31/20	$10,875	$12,294	$10,990
1/31/21	$10,878	$12,206	$10,991
2/28/21	$10,880	$12,030	$10,983
3/31/21	$10,860	$11,880	$10,985
4/30/21	$10,862	$11,974	$10,990
5/31/21	$10,875	$12,013	$10,998
6/30/21	$10,844	$12,097	$10,981
7/31/21	$10,856	$12,232	$10,999
8/31/21	$10,835	$12,209	$10,998
9/30/21	$10,838	$12,103	$10,987
10/31/21	$10,786	$12,100	$10,954
11/30/21	$10,756	$12,136	$10,956
12/31/21	$10,737	$12,105	$10,929
1/31/22	$10,652	$11,844	$10,857
2/28/22	$10,579	$11,712	$10,817
3/31/22	$10,407	$11,386	$10,673
4/30/22	$10,315	$10,954	$10,622
5/31/22	$10,367	$11,025	$10,681
6/30/22	$10,245	$10,852	$10,619
7/31/22	$10,278	$11,117	$10,655
8/31/22	$10,215	$10,803	$10,578
9/30/22	$10,069	$10,336	$10,453
10/31/22	$10,000	$10,202	$10,443
11/30/22	$10,089	$10,578	$10,509
12/31/22	$10,121	$10,530	$10,530
1/31/23	$10,236	$10,854	$10,602
2/28/23	$10,130	$10,573	$10,526
3/31/23	$10,265	$10,842	$10,694
4/30/23	$10,282	$10,908	$10,721
5/31/23	$10,245	$10,789	$10,684
6/30/23	$10,198	$10,750	$10,632
7/31/23	$10,270	$10,743	$10,670
8/31/23	$10,311	$10,674	$10,712
9/30/23	$10,309	$10,403	$10,711
10/31/23	$10,337	$10,239	$10,748
11/30/23	$10,471	$10,702	$10,856
12/31/23	$10,596	$11,112	$10,978
1/31/24	$10,648	$11,082	$11,020
2/29/24	$10,608	$10,925	$10,975
3/31/24	$10,641	$11,026	$11,011
4/30/24	$10,591	$10,747	$10,975
5/31/24	$10,683	$10,930	$11,050
6/30/24	$10,737	$11,033	$11,114
7/31/24	$10,865	$11,291	$11,241
8/31/24	$10,947	$11,453	$11,342
9/30/24	$11,048	$11,606	$11,433
10/31/24	$10,963	$11,319	$11,366
11/30/24	$11,009	$11,438	$11,400
12/31/24	$11,042	$11,251	$11,427
1/31/25	$11,099	$11,311	$11,476
2/28/25	$11,177	$11,560	$11,555
3/31/25	$11,211	$11,564	$11,608

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	5.36%	1.21%	1.15%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PLDRX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS4504TSRAR_033125

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as spreads tightened.

  Overweight commercial MBS contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,090	$996,412	$1,000,460
5/31/15	$1,001,700	$994,012	$1,001,200
6/30/15	$1,001,841	$983,174	$1,001,451
7/31/15	$1,002,343	$990,008	$1,001,971
8/31/15	$998,468	$988,586	$1,001,551
9/30/15	$995,399	$995,273	$1,004,585
10/31/15	$998,249	$995,439	$1,003,601
11/30/15	$997,911	$992,809	$1,001,132
12/31/15	$997,875	$989,601	$1,000,191
1/31/16	$998,399	$1,003,219	$1,006,282
2/29/16	$995,645	$1,010,335	$1,007,439
3/31/16	$1,004,057	$1,019,605	$1,009,192
4/30/16	$1,008,359	$1,023,519	$1,009,555
5/31/16	$1,009,041	$1,023,781	$1,008,485
6/30/16	$1,014,043	$1,042,177	$1,014,526
7/31/16	$1,015,918	$1,048,765	$1,013,948
8/31/16	$1,017,541	$1,047,566	$1,012,265
9/30/16	$1,021,035	$1,046,952	$1,013,439
10/31/16	$1,020,860	$1,038,944	$1,012,760
11/30/16	$1,013,788	$1,014,369	$1,008,739
12/31/16	$1,017,178	$1,015,800	$1,009,042
1/31/17	$1,018,897	$1,017,793	$1,010,313
2/28/17	$1,020,768	$1,024,634	$1,011,344
3/31/17	$1,021,833	$1,024,097	$1,011,667
4/30/17	$1,024,818	$1,032,000	$1,013,074
5/31/17	$1,026,711	$1,039,943	$1,014,249
6/30/17	$1,025,704	$1,038,896	$1,013,437
7/31/17	$1,028,695	$1,043,367	$1,015,596
8/31/17	$1,032,814	$1,052,726	$1,017,516
9/30/17	$1,031,704	$1,047,712	$1,015,847
10/31/17	$1,031,580	$1,048,319	$1,015,227
11/30/17	$1,030,446	$1,046,973	$1,013,176
12/31/17	$1,031,465	$1,051,778	$1,013,298
1/31/18	$1,027,223	$1,039,665	$1,010,390
2/28/18	$1,025,190	$1,029,809	$1,010,006
3/31/18	$1,026,582	$1,036,414	$1,011,985
4/30/18	$1,025,841	$1,028,705	$1,010,417
5/31/18	$1,029,527	$1,036,047	$1,014,075
6/30/18	$1,029,062	$1,034,773	$1,014,227
7/31/18	$1,030,641	$1,035,019	$1,014,176
8/31/18	$1,033,570	$1,041,679	$1,017,401
9/30/18	$1,032,051	$1,034,971	$1,016,201
10/31/18	$1,028,629	$1,026,792	$1,017,745
11/30/18	$1,030,756	$1,032,921	$1,021,277
12/31/18	$1,035,196	$1,051,898	$1,029,345
1/31/19	$1,041,195	$1,063,068	$1,032,114
2/28/19	$1,042,967	$1,062,452	$1,033,156
3/31/19	$1,049,553	$1,082,853	$1,039,469
4/30/19	$1,052,002	$1,083,130	$1,041,579
5/31/19	$1,059,178	$1,102,358	$1,048,974
6/30/19	$1,064,152	$1,116,201	$1,054,418
7/31/19	$1,063,151	$1,118,657	$1,053,174
8/31/19	$1,070,564	$1,147,643	$1,061,673
9/30/19	$1,069,259	$1,141,531	$1,060,495
10/31/19	$1,070,918	$1,144,969	$1,063,984
11/30/19	$1,069,409	$1,144,386	$1,063,643
12/31/19	$1,071,919	$1,143,588	$1,065,898
1/31/20	$1,078,816	$1,165,596	$1,071,665
2/29/20	$1,087,734	$1,186,575	$1,080,999
3/31/20	$1,081,835	$1,179,592	$1,095,830
4/30/20	$1,091,825	$1,200,561	$1,096,290
5/31/20	$1,097,229	$1,206,151	$1,097,003
6/30/20	$1,100,273	$1,213,749	$1,097,288
7/31/20	$1,103,205	$1,231,878	$1,098,397
8/31/20	$1,104,881	$1,221,935	$1,098,133
9/30/20	$1,104,376	$1,221,265	$1,098,429
10/31/20	$1,104,847	$1,215,812	$1,097,968
11/30/20	$1,105,187	$1,227,742	$1,098,473
12/31/20	$1,105,923	$1,229,433	$1,098,978
1/31/21	$1,106,084	$1,220,618	$1,099,143
2/28/21	$1,103,975	$1,202,992	$1,098,264
3/31/21	$1,101,746	$1,187,971	$1,098,473
4/30/21	$1,102,863	$1,197,356	$1,098,967
5/31/21	$1,103,979	$1,201,268	$1,099,802
6/30/21	$1,101,746	$1,209,708	$1,098,097
7/31/21	$1,103,979	$1,223,233	$1,099,920
8/31/21	$1,102,863	$1,220,905	$1,099,832
9/30/21	$1,100,630	$1,210,334	$1,098,732
10/31/21	$1,095,049	$1,210,000	$1,095,392
11/30/21	$1,093,933	$1,213,580	$1,095,601
12/31/21	$1,092,090	$1,210,475	$1,092,883
1/31/22	$1,084,273	$1,184,396	$1,085,725
2/28/22	$1,077,573	$1,171,183	$1,081,664
3/31/22	$1,059,707	$1,138,645	$1,067,267
4/30/22	$1,051,897	$1,095,436	$1,062,198
5/31/22	$1,055,805	$1,102,499	$1,068,072
6/30/22	$1,048,839	$1,085,203	$1,061,898
7/31/22	$1,052,168	$1,111,719	$1,065,456
8/31/22	$1,043,587	$1,080,306	$1,057,784
9/30/22	$1,029,710	$1,033,630	$1,045,324
10/31/22	$1,025,929	$1,020,242	$1,044,289
11/30/22	$1,035,011	$1,057,762	$1,050,858
12/31/22	$1,037,169	$1,052,991	$1,053,012
1/31/23	$1,046,666	$1,085,385	$1,060,225
2/28/23	$1,039,234	$1,057,322	$1,052,570
3/31/23	$1,052,839	$1,084,180	$1,069,359
4/30/23	$1,055,748	$1,090,751	$1,072,128
5/31/23	$1,052,206	$1,078,874	$1,068,429
6/30/23	$1,046,392	$1,075,027	$1,063,247
7/31/23	$1,050,620	$1,074,277	$1,067,033
8/31/23	$1,055,190	$1,067,415	$1,071,226
9/30/23	$1,053,988	$1,040,290	$1,071,130
10/31/23	$1,056,189	$1,023,873	$1,074,750
11/30/23	$1,068,965	$1,070,241	$1,085,648
12/31/23	$1,081,901	$1,111,209	$1,097,818
1/31/24	$1,087,596	$1,108,157	$1,102,045
2/29/24	$1,083,846	$1,092,501	$1,097,504
3/31/24	$1,087,393	$1,102,589	$1,101,071
4/30/24	$1,082,534	$1,074,739	$1,097,504
5/31/24	$1,091,020	$1,092,959	$1,105,044
6/30/24	$1,096,548	$1,103,307	$1,111,420
7/31/24	$1,108,462	$1,129,077	$1,124,134
8/31/24	$1,119,321	$1,145,301	$1,134,218
9/30/24	$1,127,358	$1,160,636	$1,143,337
10/31/24	$1,121,230	$1,131,854	$1,136,637
11/30/24	$1,124,806	$1,143,821	$1,139,967
12/31/24	$1,128,521	$1,125,101	$1,142,658
1/31/25	$1,133,123	$1,131,070	$1,147,594
2/28/25	$1,142,341	$1,155,956	$1,155,455
3/31/25	$1,145,558	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.35%	1.15%	1.37%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$273,595
# of Portfolio Holdings	329
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
U.S. Treasury Obligations	20.1%
Non-Agency Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	7.3%
Asset-Backed Securities	6.2%
Short-Term Instruments	19.2%
Affiliated Investments	15.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Annual Shareholder Report |

March 31, 2025

PIMS0407TSRAR_033125

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as spreads tightened.

  Overweight commercial MBS contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,320	$996,412	$1,000,460
5/31/15	$1,002,142	$994,012	$1,001,200
6/30/15	$1,002,488	$983,174	$1,001,451
7/31/15	$1,003,216	$990,008	$1,001,971
8/31/15	$999,537	$988,586	$1,001,551
9/30/15	$996,669	$995,273	$1,004,585
10/31/15	$999,741	$995,439	$1,003,601
11/30/15	$999,599	$992,809	$1,001,132
12/31/15	$999,795	$989,601	$1,000,191
1/31/16	$1,000,511	$1,003,219	$1,006,282
2/29/16	$997,949	$1,010,335	$1,007,439
3/31/16	$1,006,592	$1,019,605	$1,009,192
4/30/16	$1,011,117	$1,023,519	$1,009,555
5/31/16	$1,012,003	$1,023,781	$1,008,485
6/30/16	$1,017,227	$1,042,177	$1,014,526
7/31/16	$1,019,325	$1,048,765	$1,013,948
8/31/16	$1,021,169	$1,047,566	$1,012,265
9/30/16	$1,024,900	$1,046,952	$1,013,439
10/31/16	$1,024,929	$1,038,944	$1,012,760
11/30/16	$1,018,038	$1,014,369	$1,008,739
12/31/16	$1,021,672	$1,015,800	$1,009,042
1/31/17	$1,023,600	$1,017,793	$1,010,313
2/28/17	$1,025,676	$1,024,634	$1,011,344
3/31/17	$1,026,978	$1,024,097	$1,011,667
4/30/17	$1,030,175	$1,032,000	$1,013,074
5/31/17	$1,032,298	$1,039,943	$1,014,249
6/30/17	$1,031,511	$1,038,896	$1,013,437
7/31/17	$1,034,724	$1,043,367	$1,015,596
8/31/17	$1,039,088	$1,052,726	$1,017,516
9/30/17	$1,038,191	$1,047,712	$1,015,847
10/31/17	$1,038,280	$1,048,319	$1,015,227
11/30/17	$1,037,351	$1,046,973	$1,013,176
12/31/17	$1,038,604	$1,051,778	$1,013,298
1/31/18	$1,034,546	$1,039,665	$1,010,390
2/28/18	$1,032,696	$1,029,809	$1,010,006
3/31/18	$1,034,325	$1,036,414	$1,011,985
4/30/18	$1,033,784	$1,028,705	$1,010,417
5/31/18	$1,037,718	$1,036,047	$1,014,075
6/30/18	$1,037,470	$1,034,773	$1,014,227
7/31/18	$1,039,274	$1,035,019	$1,014,176
8/31/18	$1,042,471	$1,041,679	$1,017,401
9/30/18	$1,041,130	$1,034,971	$1,016,201
10/31/18	$1,037,898	$1,026,792	$1,017,745
11/30/18	$1,040,272	$1,032,921	$1,021,277
12/31/18	$1,044,967	$1,051,898	$1,029,345
1/31/19	$1,051,238	$1,063,068	$1,032,114
2/28/19	$1,053,229	$1,062,452	$1,033,156
3/31/19	$1,060,103	$1,082,853	$1,039,469
4/30/19	$1,062,793	$1,083,130	$1,041,579
5/31/19	$1,070,275	$1,102,358	$1,048,974
6/30/19	$1,075,506	$1,116,201	$1,054,418
7/31/19	$1,074,722	$1,118,657	$1,053,174
8/31/19	$1,082,459	$1,147,643	$1,061,673
9/30/19	$1,081,346	$1,141,531	$1,060,495
10/31/19	$1,083,252	$1,144,969	$1,063,984
11/30/19	$1,081,955	$1,144,386	$1,063,643
12/31/19	$1,084,723	$1,143,588	$1,065,898
1/31/20	$1,091,940	$1,165,596	$1,071,665
2/29/20	$1,101,175	$1,186,575	$1,080,999
3/31/20	$1,095,428	$1,179,592	$1,095,830
4/30/20	$1,105,769	$1,200,561	$1,096,290
5/31/20	$1,111,478	$1,206,151	$1,097,003
6/30/20	$1,114,790	$1,213,749	$1,097,288
7/31/20	$1,118,013	$1,231,878	$1,098,397
8/31/20	$1,119,933	$1,221,935	$1,098,133
9/30/20	$1,119,651	$1,221,265	$1,098,429
10/31/20	$1,120,374	$1,215,812	$1,097,968
11/30/20	$1,120,941	$1,227,742	$1,098,473
12/31/20	$1,121,950	$1,229,433	$1,098,978
1/31/21	$1,122,328	$1,220,618	$1,099,143
2/28/21	$1,120,403	$1,202,992	$1,098,264
3/31/21	$1,118,362	$1,187,971	$1,098,473
4/30/21	$1,119,698	$1,197,356	$1,098,967
5/31/21	$1,120,980	$1,201,268	$1,099,802
6/30/21	$1,118,845	$1,209,708	$1,098,097
7/31/21	$1,121,213	$1,223,233	$1,099,920
8/31/21	$1,120,166	$1,220,905	$1,099,832
9/30/21	$1,119,195	$1,210,334	$1,098,732
10/31/21	$1,113,692	$1,210,000	$1,095,392
11/30/21	$1,111,608	$1,213,580	$1,095,601
12/31/21	$1,110,017	$1,210,475	$1,092,883
1/31/22	$1,102,246	$1,184,396	$1,085,725
2/28/22	$1,095,721	$1,171,183	$1,081,664
3/31/22	$1,077,932	$1,138,645	$1,067,267
4/30/22	$1,070,568	$1,095,436	$1,062,198
5/31/22	$1,074,764	$1,102,499	$1,068,072
6/30/22	$1,067,893	$1,085,203	$1,061,898
7/31/22	$1,071,509	$1,111,719	$1,065,456
8/31/22	$1,062,997	$1,080,306	$1,057,784
9/30/22	$1,049,093	$1,033,630	$1,045,324
10/31/22	$1,045,448	$1,020,242	$1,044,289
11/30/22	$1,054,919	$1,057,762	$1,050,858
12/31/22	$1,057,357	$1,052,991	$1,053,012
1/31/23	$1,067,249	$1,085,385	$1,060,225
2/28/23	$1,059,873	$1,057,322	$1,052,570
3/31/23	$1,073,990	$1,084,180	$1,069,359
4/30/23	$1,077,163	$1,090,751	$1,072,128
5/31/23	$1,073,776	$1,078,874	$1,068,429
6/30/23	$1,068,077	$1,075,027	$1,063,247
7/31/23	$1,072,604	$1,074,277	$1,067,033
8/31/23	$1,077,497	$1,067,415	$1,071,226
9/30/23	$1,076,497	$1,040,290	$1,071,130
10/31/23	$1,078,966	$1,023,873	$1,074,750
11/30/23	$1,092,239	$1,070,241	$1,085,648
12/31/23	$1,105,697	$1,111,209	$1,097,818
1/31/24	$1,111,743	$1,108,157	$1,102,045
2/29/24	$1,108,129	$1,092,501	$1,097,504
3/31/24	$1,111,990	$1,102,589	$1,101,071
4/30/24	$1,107,248	$1,074,739	$1,097,504
5/31/24	$1,116,179	$1,092,959	$1,105,044
6/30/24	$1,122,049	$1,103,307	$1,111,420
7/31/24	$1,134,478	$1,129,077	$1,124,134
8/31/24	$1,145,850	$1,145,301	$1,134,218
9/30/24	$1,154,297	$1,160,636	$1,143,337
10/31/24	$1,148,266	$1,131,854	$1,136,637
11/30/24	$1,152,172	$1,143,821	$1,139,967
12/31/24	$1,156,222	$1,125,101	$1,142,658
1/31/25	$1,161,189	$1,131,070	$1,147,594
2/28/25	$1,170,858	$1,155,956	$1,155,455
3/31/25	$1,174,388	$1,156,391	$1,160,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.61%	1.40%	1.62%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$273,595
# of Portfolio Holdings	329
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
U.S. Treasury Obligations	20.1%
Non-Agency Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	7.3%
Asset-Backed Securities	6.2%
Short-Term Instruments	19.2%
Affiliated Investments	15.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Annual Shareholder Report |

March 31, 2025

PIMS0107TSRAR_033125

Class A: PRTNX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,664	$9,964	$10,074
5/31/15	$9,555	$9,940	$9,991
6/30/15	$9,454	$9,832	$9,894
7/31/15	$9,528	$9,900	$9,914
8/31/15	$9,384	$9,886	$9,838
9/30/15	$9,274	$9,953	$9,780
10/31/15	$9,339	$9,954	$9,805
11/30/15	$9,299	$9,928	$9,795
12/31/15	$9,188	$9,896	$9,718
1/31/16	$9,297	$10,032	$9,862
2/29/16	$9,318	$10,103	$9,972
3/31/16	$9,558	$10,196	$10,151
4/30/16	$9,606	$10,235	$10,186
5/31/16	$9,522	$10,238	$10,114
6/30/16	$9,728	$10,422	$10,324
7/31/16	$9,811	$10,488	$10,414
8/31/16	$9,780	$10,476	$10,367
9/30/16	$9,854	$10,470	$10,424
10/31/16	$9,814	$10,389	$10,382
11/30/16	$9,617	$10,144	$10,183
12/31/16	$9,613	$10,158	$10,173
1/31/17	$9,723	$10,178	$10,259
2/28/17	$9,770	$10,246	$10,307
3/31/17	$9,784	$10,241	$10,301
4/30/17	$9,838	$10,320	$10,362
5/31/17	$9,831	$10,399	$10,358
6/30/17	$9,745	$10,389	$10,260
7/31/17	$9,790	$10,434	$10,305
8/31/17	$9,888	$10,527	$10,415
9/30/17	$9,830	$10,477	$10,348
10/31/17	$9,849	$10,483	$10,370
11/30/17	$9,855	$10,470	$10,384
12/31/17	$9,950	$10,518	$10,479
1/31/18	$9,864	$10,397	$10,389
2/28/18	$9,760	$10,298	$10,288
3/31/18	$9,840	$10,364	$10,396
4/30/18	$9,836	$10,287	$10,390
5/31/18	$9,840	$10,360	$10,434
6/30/18	$9,906	$10,348	$10,476
7/31/18	$9,871	$10,350	$10,426
8/31/18	$9,904	$10,417	$10,501
9/30/18	$9,816	$10,350	$10,390
10/31/18	$9,655	$10,268	$10,242
11/30/18	$9,690	$10,329	$10,290
12/31/18	$9,715	$10,519	$10,347
1/31/19	$9,885	$10,631	$10,486
2/28/19	$9,870	$10,625	$10,484
3/31/19	$10,049	$10,829	$10,677
4/30/19	$10,081	$10,831	$10,713
5/31/19	$10,248	$11,024	$10,890
6/30/19	$10,310	$11,162	$10,983
7/31/19	$10,343	$11,187	$11,022
8/31/19	$10,525	$11,476	$11,284
9/30/19	$10,416	$11,415	$11,131
10/31/19	$10,420	$11,450	$11,159
11/30/19	$10,445	$11,444	$11,176
12/31/19	$10,501	$11,436	$11,219
1/31/20	$10,730	$11,656	$11,454
2/29/20	$10,818	$11,866	$11,613
3/31/20	$10,571	$11,796	$11,409
4/30/20	$10,905	$12,006	$11,726
5/31/20	$10,984	$12,062	$11,761
6/30/20	$11,130	$12,137	$11,892
7/31/20	$11,417	$12,319	$12,166
8/31/20	$11,543	$12,219	$12,299
9/30/20	$11,501	$12,213	$12,253
10/31/20	$11,428	$12,158	$12,174
11/30/20	$11,579	$12,277	$12,311
12/31/20	$11,723	$12,294	$12,452
1/31/21	$11,785	$12,206	$12,493
2/28/21	$11,579	$12,030	$12,292
3/31/21	$11,556	$11,880	$12,269
4/30/21	$11,733	$11,974	$12,440
5/31/21	$11,861	$12,013	$12,591
6/30/21	$11,916	$12,097	$12,667
7/31/21	$12,213	$12,232	$13,005
8/31/21	$12,187	$12,209	$12,982
9/30/21	$12,093	$12,103	$12,889
10/31/21	$12,172	$12,100	$13,035
11/30/21	$12,269	$12,136	$13,152
12/31/21	$12,339	$12,105	$13,194
1/31/22	$12,042	$11,844	$12,927
2/28/22	$12,121	$11,712	$13,037
3/31/22	$11,953	$11,386	$12,795
4/30/22	$11,702	$10,954	$12,533
5/31/22	$11,572	$11,025	$12,409
6/30/22	$11,174	$10,852	$12,016
7/31/22	$11,668	$11,117	$12,539
8/31/22	$11,348	$10,803	$12,206
9/30/22	$10,558	$10,336	$11,398
10/31/22	$10,722	$10,202	$11,540
11/30/22	$10,910	$10,578	$11,750
12/31/22	$10,832	$10,530	$11,631
1/31/23	$11,020	$10,854	$11,844
2/28/23	$10,862	$10,573	$11,681
3/31/23	$11,146	$10,842	$12,019
4/30/23	$11,160	$10,908	$12,032
5/31/23	$11,004	$10,789	$11,888
6/30/23	$10,979	$10,750	$11,848
7/31/23	$11,008	$10,743	$11,863
8/31/23	$10,906	$10,674	$11,757
9/30/23	$10,714	$10,403	$11,540
10/31/23	$10,624	$10,239	$11,457
11/30/23	$10,919	$10,702	$11,767
12/31/23	$11,192	$11,112	$12,084
1/31/24	$11,241	$11,082	$12,105
2/29/24	$11,134	$10,925	$11,975
3/31/24	$11,218	$11,026	$12,074
4/30/24	$11,027	$10,747	$11,870
5/31/24	$11,235	$10,930	$12,074
6/30/24	$11,309	$11,033	$12,169
7/31/24	$11,531	$11,291	$12,386
8/31/24	$11,620	$11,453	$12,483
9/30/24	$11,784	$11,606	$12,670
10/31/24	$11,552	$11,319	$12,443
11/30/24	$11,627	$11,438	$12,503
12/31/24	$11,436	$11,251	$12,306
1/31/25	$11,601	$11,311	$12,465
2/28/25	$11,870	$11,560	$12,736
3/31/25	$11,963	$11,564	$12,818

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.64%	2.50%	2.20%
Class A (including sales charge)	2.64%	1.72%	1.81%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRTNX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4010TSRAR_033125

Administrative Class: PARRX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$83	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,153	$996,412	$1,007,358
5/31/15	$992,924	$994,012	$999,089
6/30/15	$982,586	$983,174	$989,363
7/31/15	$990,407	$990,008	$991,398
8/31/15	$975,507	$988,586	$983,840
9/30/15	$964,236	$995,273	$978,028
10/31/15	$971,139	$995,439	$980,501
11/30/15	$967,097	$992,809	$979,546
12/31/15	$955,719	$989,601	$971,787
1/31/16	$967,106	$1,003,219	$986,217
2/29/16	$969,421	$1,010,335	$997,187
3/31/16	$994,534	$1,019,605	$1,015,106
4/30/16	$999,636	$1,023,519	$1,018,620
5/31/16	$991,055	$1,023,781	$1,011,416
6/30/16	$1,012,560	$1,042,177	$1,032,440
7/31/16	$1,021,331	$1,048,765	$1,041,390
8/31/16	$1,018,242	$1,047,566	$1,036,719
9/30/16	$1,026,127	$1,046,952	$1,042,394
10/31/16	$1,022,085	$1,038,944	$1,038,223
11/30/16	$1,001,685	$1,014,369	$1,018,300
12/31/16	$1,001,392	$1,015,800	$1,017,300
1/31/17	$1,012,917	$1,017,793	$1,025,852
2/28/17	$1,018,011	$1,024,634	$1,030,684
3/31/17	$1,019,538	$1,024,097	$1,030,132
4/30/17	$1,025,314	$1,032,000	$1,036,226
5/31/17	$1,024,672	$1,039,943	$1,035,781
6/30/17	$1,015,919	$1,038,896	$1,025,961
7/31/17	$1,020,638	$1,043,367	$1,030,532
8/31/17	$1,031,027	$1,052,726	$1,041,497
9/30/17	$1,025,083	$1,047,712	$1,034,823
10/31/17	$1,027,244	$1,048,319	$1,037,037
11/30/17	$1,027,987	$1,046,973	$1,038,383
12/31/17	$1,038,057	$1,051,778	$1,047,889
1/31/18	$1,029,222	$1,039,665	$1,038,904
2/28/18	$1,018,461	$1,029,809	$1,028,807
3/31/18	$1,026,905	$1,036,414	$1,039,614
4/30/18	$1,026,621	$1,028,705	$1,039,018
5/31/18	$1,027,174	$1,036,047	$1,043,447
6/30/18	$1,034,151	$1,034,773	$1,047,633
7/31/18	$1,030,614	$1,035,019	$1,042,593
8/31/18	$1,034,272	$1,041,679	$1,050,102
9/30/18	$1,025,190	$1,034,971	$1,039,044
10/31/18	$1,008,510	$1,026,792	$1,024,151
11/30/18	$1,012,316	$1,032,921	$1,029,044
12/31/18	$1,015,047	$1,051,898	$1,034,667
1/31/19	$1,032,894	$1,063,068	$1,048,586
2/28/19	$1,031,485	$1,062,452	$1,048,450
3/31/19	$1,050,343	$1,082,853	$1,067,721
4/30/19	$1,053,790	$1,083,130	$1,071,271
5/31/19	$1,071,406	$1,102,358	$1,088,971
6/30/19	$1,077,980	$1,116,201	$1,098,308
7/31/19	$1,081,526	$1,118,657	$1,102,211
8/31/19	$1,100,702	$1,147,643	$1,128,442
9/30/19	$1,089,458	$1,141,531	$1,113,082
10/31/19	$1,090,000	$1,144,969	$1,115,928
11/30/19	$1,092,744	$1,144,386	$1,117,630
12/31/19	$1,098,768	$1,143,588	$1,121,867
1/31/20	$1,122,860	$1,165,596	$1,145,423
2/29/20	$1,132,222	$1,186,575	$1,161,276
3/31/20	$1,106,544	$1,179,592	$1,140,859
4/30/20	$1,141,549	$1,200,561	$1,172,593
5/31/20	$1,150,042	$1,206,151	$1,176,117
6/30/20	$1,165,404	$1,213,749	$1,189,245
7/31/20	$1,195,609	$1,231,878	$1,216,571
8/31/20	$1,209,022	$1,221,935	$1,229,861
9/30/20	$1,204,744	$1,221,265	$1,225,326
10/31/20	$1,197,212	$1,215,812	$1,217,412
11/30/20	$1,213,209	$1,227,742	$1,231,063
12/31/20	$1,228,513	$1,229,433	$1,245,186
1/31/21	$1,235,135	$1,220,618	$1,249,304
2/28/21	$1,213,720	$1,202,992	$1,229,179
3/31/21	$1,211,375	$1,187,971	$1,226,855
4/30/21	$1,230,094	$1,197,356	$1,244,024
5/31/21	$1,243,756	$1,201,268	$1,259,091
6/30/21	$1,249,579	$1,209,708	$1,266,717
7/31/21	$1,280,910	$1,223,233	$1,300,475
8/31/21	$1,278,423	$1,220,905	$1,298,188
9/30/21	$1,268,642	$1,210,334	$1,288,906
10/31/21	$1,277,094	$1,210,000	$1,303,532
11/30/21	$1,287,413	$1,213,580	$1,315,189
12/31/21	$1,294,979	$1,210,475	$1,319,351
1/31/22	$1,263,911	$1,184,396	$1,292,667
2/28/22	$1,272,407	$1,171,183	$1,303,707
3/31/22	$1,254,943	$1,138,645	$1,279,468
4/30/22	$1,228,699	$1,095,436	$1,253,318
5/31/22	$1,215,206	$1,102,499	$1,240,883
6/30/22	$1,173,595	$1,085,203	$1,201,616
7/31/22	$1,225,551	$1,111,719	$1,253,928
8/31/22	$1,192,093	$1,080,306	$1,220,580
9/30/22	$1,109,317	$1,033,630	$1,139,803
10/31/22	$1,126,686	$1,020,242	$1,153,964
11/30/22	$1,146,557	$1,057,762	$1,175,039
12/31/22	$1,138,457	$1,052,991	$1,163,065
1/31/23	$1,158,427	$1,085,385	$1,184,372
2/28/23	$1,141,898	$1,057,322	$1,168,130
3/31/23	$1,171,893	$1,084,180	$1,201,894
4/30/23	$1,173,583	$1,090,751	$1,203,212
5/31/23	$1,157,318	$1,078,874	$1,188,819
6/30/23	$1,154,864	$1,075,027	$1,184,814
7/31/23	$1,157,999	$1,074,277	$1,186,301
8/31/23	$1,147,366	$1,067,415	$1,175,707
9/30/23	$1,127,402	$1,040,290	$1,154,005
10/31/23	$1,118,022	$1,023,873	$1,145,656
11/30/23	$1,149,201	$1,070,241	$1,176,694
12/31/23	$1,178,100	$1,111,209	$1,208,370
1/31/24	$1,183,427	$1,108,157	$1,210,515
2/29/24	$1,172,279	$1,092,501	$1,197,508
3/31/24	$1,181,293	$1,102,589	$1,207,363
4/30/24	$1,161,351	$1,074,739	$1,187,004
5/31/24	$1,183,341	$1,092,959	$1,207,395
6/30/24	$1,191,332	$1,103,307	$1,216,871
7/31/24	$1,214,840	$1,129,077	$1,238,574
8/31/24	$1,224,369	$1,145,301	$1,248,291
9/30/24	$1,241,782	$1,160,636	$1,267,030
10/31/24	$1,217,542	$1,131,854	$1,244,299
11/30/24	$1,225,522	$1,143,821	$1,250,329
12/31/24	$1,205,544	$1,125,101	$1,230,558
1/31/25	$1,223,164	$1,131,070	$1,246,472
2/28/25	$1,251,606	$1,155,956	$1,273,649
3/31/25	$1,261,582	$1,156,391	$1,281,815

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.80%	2.66%	2.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PARRX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0422TSRAR_033125

Class C: PRTCX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,036	$9,964	$10,074
5/31/15	$9,919	$9,940	$9,991
6/30/15	$9,810	$9,832	$9,894
7/31/15	$9,882	$9,900	$9,914
8/31/15	$9,729	$9,886	$9,838
9/30/15	$9,611	$9,953	$9,780
10/31/15	$9,675	$9,954	$9,805
11/30/15	$9,629	$9,928	$9,795
12/31/15	$9,510	$9,896	$9,718
1/31/16	$9,619	$10,032	$9,862
2/29/16	$9,637	$10,103	$9,972
3/31/16	$9,881	$10,196	$10,151
4/30/16	$9,926	$10,235	$10,186
5/31/16	$9,836	$10,238	$10,114
6/30/16	$10,044	$10,422	$10,324
7/31/16	$10,126	$10,488	$10,414
8/31/16	$10,089	$10,476	$10,367
9/30/16	$10,162	$10,470	$10,424
10/31/16	$10,117	$10,389	$10,382
11/30/16	$9,909	$10,144	$10,183
12/31/16	$9,901	$10,158	$10,173
1/31/17	$10,009	$10,178	$10,259
2/28/17	$10,055	$10,246	$10,307
3/31/17	$10,064	$10,241	$10,301
4/30/17	$10,116	$10,320	$10,362
5/31/17	$10,104	$10,399	$10,358
6/30/17	$10,012	$10,389	$10,260
7/31/17	$10,053	$10,434	$10,305
8/31/17	$10,150	$10,527	$10,415
9/30/17	$10,086	$10,477	$10,348
10/31/17	$10,102	$10,483	$10,370
11/30/17	$10,104	$10,470	$10,384
12/31/17	$10,197	$10,518	$10,479
1/31/18	$10,105	$10,397	$10,389
2/28/18	$9,994	$10,298	$10,288
3/31/18	$10,071	$10,364	$10,396
4/30/18	$10,063	$10,287	$10,390
5/31/18	$10,063	$10,360	$10,434
6/30/18	$10,126	$10,348	$10,476
7/31/18	$10,086	$10,350	$10,426
8/31/18	$10,116	$10,417	$10,501
9/30/18	$10,022	$10,350	$10,390
10/31/18	$9,853	$10,268	$10,242
11/30/18	$9,885	$10,329	$10,290
12/31/18	$9,906	$10,519	$10,347
1/31/19	$10,075	$10,631	$10,486
2/28/19	$10,056	$10,625	$10,484
3/31/19	$10,235	$10,829	$10,677
4/30/19	$10,263	$10,831	$10,713
5/31/19	$10,429	$11,024	$10,890
6/30/19	$10,487	$11,162	$10,983
7/31/19	$10,516	$11,187	$11,022
8/31/19	$10,697	$11,476	$11,284
9/30/19	$10,582	$11,415	$11,131
10/31/19	$10,582	$11,450	$11,159
11/30/19	$10,602	$11,444	$11,176
12/31/19	$10,654	$11,436	$11,219
1/31/20	$10,882	$11,656	$11,454
2/29/20	$10,967	$11,866	$11,613
3/31/20	$10,713	$11,796	$11,409
4/30/20	$11,046	$12,006	$11,726
5/31/20	$11,122	$12,062	$11,761
6/30/20	$11,264	$12,137	$11,892
7/31/20	$11,550	$12,319	$12,166
8/31/20	$11,673	$12,219	$12,299
9/30/20	$11,626	$12,213	$12,253
10/31/20	$11,546	$12,158	$12,174
11/30/20	$11,695	$12,277	$12,311
12/31/20	$11,840	$12,294	$12,452
1/31/21	$11,898	$12,206	$12,493
2/28/21	$11,685	$12,030	$12,292
3/31/21	$11,650	$11,880	$12,269
4/30/21	$11,823	$11,974	$12,440
5/31/21	$11,948	$12,013	$12,591
6/30/21	$11,998	$12,097	$12,667
7/31/21	$12,292	$12,232	$13,005
8/31/21	$12,261	$12,209	$12,982
9/30/21	$12,161	$12,103	$12,889
10/31/21	$12,236	$12,100	$13,035
11/30/21	$12,328	$12,136	$13,152
12/31/21	$12,393	$12,105	$13,194
1/31/22	$12,090	$11,844	$12,927
2/28/22	$12,165	$11,712	$13,037
3/31/22	$11,991	$11,386	$12,795
4/30/22	$11,734	$10,954	$12,533
5/31/22	$11,599	$11,025	$12,409
6/30/22	$11,196	$10,852	$12,016
7/31/22	$11,685	$11,117	$12,539
8/31/22	$11,360	$10,803	$12,206
9/30/22	$10,565	$10,336	$11,398
10/31/22	$10,725	$10,202	$11,540
11/30/22	$10,908	$10,578	$11,750
12/31/22	$10,825	$10,530	$11,631
1/31/23	$11,009	$10,854	$11,844
2/28/23	$10,846	$10,573	$11,681
3/31/23	$11,125	$10,842	$12,019
4/30/23	$11,135	$10,908	$12,032
5/31/23	$10,975	$10,789	$11,888
6/30/23	$10,945	$10,750	$11,848
7/31/23	$10,969	$10,743	$11,863
8/31/23	$10,863	$10,674	$11,757
9/30/23	$10,668	$10,403	$11,540
10/31/23	$10,573	$10,239	$11,457
11/30/23	$10,862	$10,702	$11,767
12/31/23	$11,129	$11,112	$12,084
1/31/24	$11,174	$11,082	$12,105
2/29/24	$11,063	$10,925	$11,975
3/31/24	$11,142	$11,026	$12,074
4/30/24	$10,948	$10,747	$11,870
5/31/24	$11,148	$10,930	$12,074
6/30/24	$11,218	$11,033	$12,169
7/31/24	$11,433	$11,291	$12,386
8/31/24	$11,516	$11,453	$12,483
9/30/24	$11,674	$11,606	$12,670
10/31/24	$11,440	$11,319	$12,443
11/30/24	$11,508	$11,438	$12,503
12/31/24	$11,315	$11,251	$12,306
1/31/25	$11,473	$11,311	$12,465
2/28/25	$11,734	$11,560	$12,736
3/31/25	$11,822	$11,564	$12,818

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.11%	1.99%	1.69%
Class C (including sales charge)	5.11%	1.99%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PRTCX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4210TSRAR_033125

I-3: PRNPX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	0.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,235	$996,412	$1,007,358
5/31/15	$993,103	$994,012	$999,089
6/30/15	$982,842	$983,174	$989,363
7/31/15	$990,763	$990,008	$991,398
8/31/15	$975,927	$988,586	$983,840
9/30/15	$964,731	$995,273	$978,028
10/31/15	$971,725	$995,439	$980,501
11/30/15	$967,753	$992,809	$979,546
12/31/15	$956,467	$989,601	$971,787
1/31/16	$967,925	$1,003,219	$986,217
2/29/16	$970,317	$1,010,335	$997,187
3/31/16	$995,537	$1,019,605	$1,015,106
4/30/16	$1,000,732	$1,023,519	$1,018,620
5/31/16	$992,221	$1,023,781	$1,011,416
6/30/16	$1,013,833	$1,042,177	$1,032,440
7/31/16	$1,022,703	$1,048,765	$1,041,390
8/31/16	$1,019,697	$1,047,566	$1,036,719
9/30/16	$1,027,693	$1,046,952	$1,042,394
10/31/16	$1,023,718	$1,038,944	$1,038,223
11/30/16	$1,003,369	$1,014,369	$1,018,300
12/31/16	$1,003,175	$1,015,800	$1,017,300
1/31/17	$1,014,792	$1,017,793	$1,025,852
2/28/17	$1,019,973	$1,024,634	$1,030,684
3/31/17	$1,021,603	$1,024,097	$1,030,132
4/30/17	$1,027,462	$1,032,000	$1,036,226
5/31/17	$1,026,905	$1,039,943	$1,035,781
6/30/17	$1,018,231	$1,038,896	$1,025,961
7/31/17	$1,023,034	$1,043,367	$1,030,532
8/31/17	$1,033,535	$1,052,726	$1,041,497
9/30/17	$1,027,669	$1,047,712	$1,034,823
10/31/17	$1,029,915	$1,048,319	$1,037,037
11/30/17	$1,030,745	$1,046,973	$1,038,383
12/31/17	$1,040,937	$1,051,778	$1,047,889
1/31/18	$1,032,159	$1,039,665	$1,038,904
2/28/18	$1,021,447	$1,029,809	$1,028,807
3/31/18	$1,030,009	$1,036,414	$1,039,614
4/30/18	$1,029,809	$1,028,705	$1,039,018
5/31/18	$1,030,436	$1,036,047	$1,043,447
6/30/18	$1,037,540	$1,034,773	$1,047,633
7/31/18	$1,034,094	$1,035,019	$1,042,593
8/31/18	$1,037,849	$1,041,679	$1,050,102
9/30/18	$1,028,817	$1,034,971	$1,039,044
10/31/18	$1,012,162	$1,026,792	$1,024,151
11/30/18	$1,016,085	$1,032,921	$1,029,044
12/31/18	$1,018,916	$1,051,898	$1,034,667
1/31/19	$1,036,916	$1,063,068	$1,048,586
2/28/19	$1,035,581	$1,062,452	$1,048,450
3/31/19	$1,054,603	$1,082,853	$1,067,721
4/30/19	$1,058,112	$1,083,130	$1,071,271
5/31/19	$1,075,892	$1,102,358	$1,088,971
6/30/19	$1,082,541	$1,116,201	$1,098,308
7/31/19	$1,086,191	$1,118,657	$1,102,211
8/31/19	$1,105,535	$1,147,643	$1,128,442
9/30/19	$1,094,324	$1,141,531	$1,113,082
10/31/19	$1,094,962	$1,144,969	$1,115,928
11/30/19	$1,097,813	$1,144,386	$1,117,630
12/31/19	$1,103,958	$1,143,588	$1,121,867
1/31/20	$1,128,264	$1,165,596	$1,145,423
2/29/20	$1,137,758	$1,186,575	$1,161,276
3/31/20	$1,112,045	$1,179,592	$1,140,859
4/30/20	$1,147,321	$1,200,561	$1,172,593
5/31/20	$1,155,954	$1,206,151	$1,176,117
6/30/20	$1,171,496	$1,213,749	$1,189,245
7/31/20	$1,201,965	$1,231,878	$1,216,571
8/31/20	$1,215,545	$1,221,935	$1,229,861
9/30/20	$1,211,343	$1,221,265	$1,225,326
10/31/20	$1,203,869	$1,215,812	$1,217,412
11/30/20	$1,220,049	$1,227,742	$1,231,063
12/31/20	$1,235,552	$1,229,433	$1,245,186
1/31/21	$1,242,308	$1,220,618	$1,249,304
2/28/21	$1,220,862	$1,202,992	$1,229,179
3/31/21	$1,218,604	$1,187,971	$1,226,855
4/30/21	$1,237,542	$1,197,356	$1,244,024
5/31/21	$1,251,385	$1,201,268	$1,259,091
6/30/21	$1,257,345	$1,209,708	$1,266,717
7/31/21	$1,288,982	$1,223,233	$1,300,475
8/31/21	$1,286,585	$1,220,905	$1,298,188
9/30/21	$1,276,861	$1,210,334	$1,288,906
10/31/21	$1,285,486	$1,210,000	$1,303,532
11/30/21	$1,295,980	$1,213,580	$1,315,189
12/31/21	$1,303,715	$1,210,475	$1,319,351
1/31/22	$1,272,537	$1,184,396	$1,292,667
2/28/22	$1,281,186	$1,171,183	$1,303,707
3/31/22	$1,263,710	$1,138,645	$1,279,468
4/30/22	$1,237,389	$1,095,436	$1,253,318
5/31/22	$1,223,898	$1,102,499	$1,240,883
6/30/22	$1,182,089	$1,085,203	$1,201,616
7/31/22	$1,234,522	$1,111,719	$1,253,928
8/31/22	$1,200,922	$1,080,306	$1,220,580
9/30/22	$1,117,636	$1,033,630	$1,139,803
10/31/22	$1,135,224	$1,020,242	$1,153,964
11/30/22	$1,155,339	$1,057,762	$1,175,039
12/31/22	$1,147,281	$1,052,991	$1,163,065
1/31/23	$1,167,498	$1,085,385	$1,184,372
2/28/23	$1,150,928	$1,057,322	$1,168,130
3/31/23	$1,181,265	$1,084,180	$1,201,894
4/30/23	$1,183,059	$1,090,751	$1,203,212
5/31/23	$1,166,762	$1,078,874	$1,188,819
6/30/23	$1,164,390	$1,075,027	$1,184,814
7/31/23	$1,167,643	$1,074,277	$1,186,301
8/31/23	$1,157,017	$1,067,415	$1,175,707
9/30/23	$1,136,980	$1,040,290	$1,154,005
10/31/23	$1,127,612	$1,023,873	$1,145,656
11/30/23	$1,159,157	$1,070,241	$1,176,694
12/31/23	$1,188,408	$1,111,209	$1,208,370
1/31/24	$1,193,878	$1,108,157	$1,210,515
2/29/24	$1,182,716	$1,092,501	$1,197,508
3/31/24	$1,191,911	$1,102,589	$1,207,363
4/30/24	$1,171,887	$1,074,739	$1,187,004
5/31/24	$1,194,183	$1,092,959	$1,207,395
6/30/24	$1,202,339	$1,103,307	$1,216,871
7/31/24	$1,226,167	$1,129,077	$1,238,574
8/31/24	$1,235,894	$1,145,301	$1,248,291
9/30/24	$1,253,567	$1,160,636	$1,267,030
10/31/24	$1,229,201	$1,131,854	$1,244,299
11/30/24	$1,237,361	$1,143,821	$1,250,329
12/31/24	$1,217,294	$1,125,101	$1,230,558
1/31/25	$1,235,195	$1,131,070	$1,246,472
2/28/25	$1,264,011	$1,155,956	$1,273,649
3/31/25	$1,274,186	$1,156,391	$1,281,815

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	6.90%	2.76%	2.45%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PRNPX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS2194TSRAR_033125

Institutional Class: PRRIX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,359	$996,412	$1,007,358
5/31/15	$993,352	$994,012	$999,089
6/30/15	$983,210	$983,174	$989,363
7/31/15	$991,259	$990,008	$991,398
8/31/15	$976,541	$988,586	$983,840
9/30/15	$965,457	$995,273	$978,028
10/31/15	$972,581	$995,439	$980,501
11/30/15	$968,724	$992,809	$979,546
12/31/15	$957,549	$989,601	$971,787
1/31/16	$969,141	$1,003,219	$986,217
2/29/16	$971,651	$1,010,335	$997,187
3/31/16	$997,030	$1,019,605	$1,015,106
4/30/16	$1,002,355	$1,023,519	$1,018,620
5/31/16	$993,957	$1,023,781	$1,011,416
6/30/16	$1,015,731	$1,042,177	$1,032,440
7/31/16	$1,024,747	$1,048,765	$1,041,390
8/31/16	$1,021,865	$1,047,566	$1,036,719
9/30/16	$1,030,003	$1,046,952	$1,042,394
10/31/16	$1,026,150	$1,038,944	$1,038,223
11/30/16	$1,005,877	$1,014,369	$1,018,300
12/31/16	$1,005,809	$1,015,800	$1,017,300
1/31/17	$1,017,586	$1,017,793	$1,025,852
2/28/17	$1,022,898	$1,024,634	$1,030,684
3/31/17	$1,024,662	$1,024,097	$1,030,132
4/30/17	$1,030,665	$1,032,000	$1,036,226
5/31/17	$1,030,237	$1,039,943	$1,035,781
6/30/17	$1,021,661	$1,038,896	$1,025,961
7/31/17	$1,026,611	$1,043,367	$1,030,532
8/31/17	$1,037,280	$1,052,726	$1,041,497
9/30/17	$1,031,521	$1,047,712	$1,034,823
10/31/17	$1,033,907	$1,048,319	$1,037,037
11/30/17	$1,034,867	$1,046,973	$1,038,383
12/31/17	$1,045,232	$1,051,778	$1,047,889
1/31/18	$1,036,551	$1,039,665	$1,038,904
2/28/18	$1,025,911	$1,029,809	$1,028,807
3/31/18	$1,034,642	$1,036,414	$1,039,614
4/30/18	$1,034,561	$1,028,705	$1,039,018
5/31/18	$1,035,337	$1,036,047	$1,043,447
6/30/18	$1,042,588	$1,034,773	$1,047,633
7/31/18	$1,039,236	$1,035,019	$1,042,593
8/31/18	$1,043,167	$1,041,679	$1,050,102
9/30/18	$1,034,199	$1,034,971	$1,039,044
10/31/18	$1,017,585	$1,026,792	$1,024,151
11/30/18	$1,021,653	$1,032,921	$1,029,044
12/31/18	$1,024,626	$1,051,898	$1,034,667
1/31/19	$1,042,854	$1,063,068	$1,048,586
2/28/19	$1,041,631	$1,062,452	$1,048,450
3/31/19	$1,060,898	$1,082,853	$1,067,721
4/30/19	$1,064,596	$1,083,130	$1,071,271
5/31/19	$1,082,626	$1,102,358	$1,088,971
6/30/19	$1,089,476	$1,116,201	$1,098,308
7/31/19	$1,093,290	$1,118,657	$1,102,211
8/31/19	$1,112,925	$1,147,643	$1,128,442
9/30/19	$1,101,767	$1,141,531	$1,113,082
10/31/19	$1,102,549	$1,144,969	$1,115,928
11/30/19	$1,105,559	$1,144,386	$1,117,630
12/31/19	$1,111,888	$1,143,588	$1,121,867
1/31/20	$1,136,513	$1,165,596	$1,145,423
2/29/20	$1,146,207	$1,186,575	$1,161,276
3/31/20	$1,120,439	$1,179,592	$1,140,859
4/30/20	$1,156,121	$1,200,561	$1,172,593
5/31/20	$1,164,968	$1,206,151	$1,176,117
6/30/20	$1,180,770	$1,213,749	$1,189,245
7/31/20	$1,211,644	$1,231,878	$1,216,571
8/31/20	$1,225,476	$1,221,935	$1,229,861
9/30/20	$1,221,390	$1,221,265	$1,225,326
10/31/20	$1,214,014	$1,215,812	$1,217,412
11/30/20	$1,230,477	$1,227,742	$1,231,063
12/31/20	$1,246,285	$1,229,433	$1,245,186
1/31/21	$1,253,241	$1,220,618	$1,249,304
2/28/21	$1,231,750	$1,202,992	$1,229,179
3/31/21	$1,229,630	$1,187,971	$1,226,855
4/30/21	$1,248,901	$1,197,356	$1,244,024
5/31/21	$1,263,019	$1,201,268	$1,259,091
6/30/21	$1,269,190	$1,209,708	$1,266,717
7/31/21	$1,301,292	$1,223,233	$1,300,475
8/31/21	$1,299,030	$1,220,905	$1,298,188
9/30/21	$1,289,371	$1,210,334	$1,288,906
10/31/21	$1,298,242	$1,210,000	$1,303,532
11/30/21	$1,309,001	$1,213,580	$1,315,189
12/31/21	$1,316,990	$1,210,475	$1,319,351
1/31/22	$1,285,649	$1,184,396	$1,292,667
2/28/22	$1,294,533	$1,171,183	$1,303,707
3/31/22	$1,277,039	$1,138,645	$1,279,468
4/30/22	$1,250,599	$1,095,436	$1,253,318
5/31/22	$1,237,117	$1,102,499	$1,240,883
6/30/22	$1,195,006	$1,085,203	$1,201,616
7/31/22	$1,248,165	$1,111,719	$1,253,928
8/31/22	$1,214,349	$1,080,306	$1,220,580
9/30/22	$1,130,288	$1,033,630	$1,139,803
10/31/22	$1,148,212	$1,020,242	$1,153,964
11/30/22	$1,168,699	$1,057,762	$1,175,039
12/31/22	$1,160,707	$1,052,991	$1,163,065
1/31/23	$1,181,301	$1,085,385	$1,184,372
2/28/23	$1,164,671	$1,057,322	$1,168,130
3/31/23	$1,195,530	$1,084,180	$1,201,894
4/30/23	$1,197,482	$1,090,751	$1,203,212
5/31/23	$1,181,138	$1,078,874	$1,188,819
6/30/23	$1,178,891	$1,075,027	$1,184,814
7/31/23	$1,182,325	$1,074,277	$1,186,301
8/31/23	$1,171,715	$1,067,415	$1,175,707
9/30/23	$1,151,571	$1,040,290	$1,154,005
10/31/23	$1,142,223	$1,023,873	$1,145,656
11/30/23	$1,174,315	$1,070,241	$1,176,694
12/31/23	$1,204,106	$1,111,209	$1,208,370
1/31/24	$1,209,796	$1,108,157	$1,210,515
2/29/24	$1,198,637	$1,092,501	$1,197,508
3/31/24	$1,208,109	$1,102,589	$1,207,363
4/30/24	$1,187,959	$1,074,739	$1,187,004
5/31/24	$1,210,724	$1,092,959	$1,207,395
6/30/24	$1,219,134	$1,103,307	$1,216,871
7/31/24	$1,243,452	$1,129,077	$1,238,574
8/31/24	$1,253,488	$1,145,301	$1,248,291
9/30/24	$1,271,558	$1,160,636	$1,267,030
10/31/24	$1,247,004	$1,131,854	$1,244,299
11/30/24	$1,255,441	$1,143,821	$1,250,329
12/31/24	$1,235,240	$1,125,101	$1,230,558
1/31/25	$1,253,567	$1,131,070	$1,246,472
2/28/25	$1,282,958	$1,155,956	$1,273,649
3/31/25	$1,293,437	$1,156,391	$1,281,815

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.06%	2.91%	2.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRIX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0122TSRAR_033125

I-2: PRLPX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$67	0.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,277	$996,412	$1,007,358
5/31/15	$993,185	$994,012	$999,089
6/30/15	$982,964	$983,174	$989,363
7/31/15	$990,923	$990,008	$991,398
8/31/15	$976,131	$988,586	$983,840
9/30/15	$964,973	$995,273	$978,028
10/31/15	$972,008	$995,439	$980,501
11/30/15	$968,077	$992,809	$979,546
12/31/15	$956,821	$989,601	$971,787
1/31/16	$968,331	$1,003,219	$986,217
2/29/16	$970,763	$1,010,335	$997,187
3/31/16	$996,035	$1,019,605	$1,015,106
4/30/16	$1,001,271	$1,023,519	$1,018,620
5/31/16	$992,800	$1,023,781	$1,011,416
6/30/16	$1,014,466	$1,042,177	$1,032,440
7/31/16	$1,023,383	$1,048,765	$1,041,390
8/31/16	$1,020,418	$1,047,566	$1,036,719
9/30/16	$1,028,455	$1,046,952	$1,042,394
10/31/16	$1,024,526	$1,038,944	$1,038,223
11/30/16	$1,004,202	$1,014,369	$1,018,300
12/31/16	$1,004,044	$1,015,800	$1,017,300
1/31/17	$1,015,720	$1,017,793	$1,025,852
2/28/17	$1,020,945	$1,024,634	$1,030,684
3/31/17	$1,022,619	$1,024,097	$1,030,132
4/30/17	$1,028,531	$1,032,000	$1,036,226
5/31/17	$1,028,017	$1,039,943	$1,035,781
6/30/17	$1,019,370	$1,038,896	$1,025,961
7/31/17	$1,024,228	$1,043,367	$1,030,532
8/31/17	$1,034,785	$1,052,726	$1,041,497
9/30/17	$1,028,952	$1,047,712	$1,034,823
10/31/17	$1,031,247	$1,048,319	$1,037,037
11/30/17	$1,032,121	$1,046,973	$1,038,383
12/31/17	$1,042,368	$1,051,778	$1,047,889
1/31/18	$1,033,625	$1,039,665	$1,038,904
2/28/18	$1,022,937	$1,029,809	$1,028,807
3/31/18	$1,031,553	$1,036,414	$1,039,614
4/30/18	$1,031,391	$1,028,705	$1,039,018
5/31/18	$1,032,078	$1,036,047	$1,043,447
6/30/18	$1,039,218	$1,034,773	$1,047,633
7/31/18	$1,035,792	$1,035,019	$1,042,593
8/31/18	$1,039,613	$1,041,679	$1,050,102
9/30/18	$1,030,599	$1,034,971	$1,039,044
10/31/18	$1,013,956	$1,026,792	$1,024,151
11/30/18	$1,017,917	$1,032,921	$1,029,044
12/31/18	$1,020,795	$1,051,898	$1,034,667
1/31/19	$1,038,871	$1,063,068	$1,048,586
2/28/19	$1,037,573	$1,062,452	$1,048,450
3/31/19	$1,056,675	$1,082,853	$1,067,721
4/30/19	$1,060,273	$1,083,130	$1,071,271
5/31/19	$1,078,137	$1,102,358	$1,088,971
6/30/19	$1,084,876	$1,116,201	$1,098,308
7/31/19	$1,088,582	$1,118,657	$1,102,211
8/31/19	$1,108,033	$1,147,643	$1,128,442
9/30/19	$1,096,840	$1,141,531	$1,113,082
10/31/19	$1,097,525	$1,144,969	$1,115,928
11/30/19	$1,100,428	$1,144,386	$1,117,630
12/31/19	$1,106,635	$1,143,588	$1,121,867
1/31/20	$1,131,046	$1,165,596	$1,145,423
2/29/20	$1,140,606	$1,186,575	$1,161,276
3/31/20	$1,114,874	$1,179,592	$1,140,859
4/30/20	$1,150,285	$1,200,561	$1,172,593
5/31/20	$1,158,989	$1,206,151	$1,176,117
6/30/20	$1,174,614	$1,213,749	$1,189,245
7/31/20	$1,205,219	$1,231,878	$1,216,571
8/31/20	$1,218,883	$1,221,935	$1,229,861
9/30/20	$1,214,720	$1,221,265	$1,225,326
10/31/20	$1,207,278	$1,215,812	$1,217,412
11/30/20	$1,223,552	$1,227,742	$1,231,063
12/31/20	$1,239,157	$1,229,433	$1,245,186
1/31/21	$1,245,979	$1,220,618	$1,249,304
2/28/21	$1,224,517	$1,202,992	$1,229,179
3/31/21	$1,222,307	$1,187,971	$1,226,855
4/30/21	$1,241,356	$1,197,356	$1,244,024
5/31/21	$1,255,290	$1,201,268	$1,259,091
6/30/21	$1,261,320	$1,209,708	$1,266,717
7/31/21	$1,293,112	$1,223,233	$1,300,475
8/31/21	$1,290,759	$1,220,905	$1,298,188
9/30/21	$1,281,056	$1,210,334	$1,288,906
10/31/21	$1,289,762	$1,210,000	$1,303,532
11/30/21	$1,300,345	$1,213,580	$1,315,189
12/31/21	$1,308,164	$1,210,475	$1,319,351
1/31/22	$1,276,932	$1,184,396	$1,292,667
2/28/22	$1,285,659	$1,171,183	$1,303,707
3/31/22	$1,268,176	$1,138,645	$1,279,468
4/30/22	$1,241,814	$1,095,436	$1,253,318
5/31/22	$1,228,324	$1,102,499	$1,240,883
6/30/22	$1,186,412	$1,085,203	$1,201,616
7/31/22	$1,239,088	$1,111,719	$1,253,928
8/31/22	$1,205,414	$1,080,306	$1,220,580
9/30/22	$1,121,868	$1,033,630	$1,139,803
10/31/22	$1,139,568	$1,020,242	$1,153,964
11/30/22	$1,159,806	$1,057,762	$1,175,039
12/31/22	$1,151,769	$1,052,991	$1,163,065
1/31/23	$1,172,111	$1,085,385	$1,184,372
2/28/23	$1,155,521	$1,057,322	$1,168,130
3/31/23	$1,186,032	$1,084,180	$1,201,894
4/30/23	$1,187,878	$1,090,751	$1,203,212
5/31/23	$1,171,564	$1,078,874	$1,188,819
6/30/23	$1,169,233	$1,075,027	$1,184,814
7/31/23	$1,172,546	$1,074,277	$1,186,301
8/31/23	$1,161,925	$1,067,415	$1,175,707
9/30/23	$1,141,852	$1,040,290	$1,154,005
10/31/23	$1,132,490	$1,023,873	$1,145,656
11/30/23	$1,164,213	$1,070,241	$1,176,694
12/31/23	$1,193,644	$1,111,209	$1,208,370
1/31/24	$1,199,187	$1,108,157	$1,210,515
2/29/24	$1,188,031	$1,092,501	$1,197,508
3/31/24	$1,197,318	$1,102,589	$1,207,363
4/30/24	$1,177,251	$1,074,739	$1,187,004
5/31/24	$1,199,703	$1,092,959	$1,207,395
6/30/24	$1,207,943	$1,103,307	$1,216,871
7/31/24	$1,231,934	$1,129,077	$1,238,574
8/31/24	$1,241,766	$1,145,301	$1,248,291
9/30/24	$1,259,571	$1,160,636	$1,267,030
10/31/24	$1,235,142	$1,131,854	$1,244,299
11/30/24	$1,243,394	$1,143,821	$1,250,329
12/31/24	$1,223,282	$1,125,101	$1,230,558
1/31/25	$1,241,324	$1,131,070	$1,246,472
2/28/25	$1,270,332	$1,155,956	$1,273,649
3/31/25	$1,280,608	$1,156,391	$1,281,815

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.96%	2.81%	2.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRLPX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1920TSRAR_033125

Class R: PRRRX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,038	$9,964	$10,074
5/31/15	$9,923	$9,940	$9,991
6/30/15	$9,816	$9,832	$9,894
7/31/15	$9,891	$9,900	$9,914
8/31/15	$9,739	$9,886	$9,838
9/30/15	$9,623	$9,953	$9,780
10/31/15	$9,689	$9,954	$9,805
11/30/15	$9,645	$9,928	$9,795
12/31/15	$9,528	$9,896	$9,718
1/31/16	$9,639	$10,032	$9,862
2/29/16	$9,659	$10,103	$9,972
3/31/16	$9,906	$10,196	$10,151
4/30/16	$9,953	$10,235	$10,186
5/31/16	$9,865	$10,238	$10,114
6/30/16	$10,075	$10,422	$10,324
7/31/16	$10,159	$10,488	$10,414
8/31/16	$10,125	$10,476	$10,367
9/30/16	$10,200	$10,470	$10,424
10/31/16	$10,156	$10,389	$10,382
11/30/16	$9,950	$10,144	$10,183
12/31/16	$9,944	$10,158	$10,173
1/31/17	$10,055	$10,178	$10,259
2/28/17	$10,103	$10,246	$10,307
3/31/17	$10,114	$10,241	$10,301
4/30/17	$10,168	$10,320	$10,362
5/31/17	$10,159	$10,399	$10,358
6/30/17	$10,068	$10,389	$10,260
7/31/17	$10,112	$10,434	$10,305
8/31/17	$10,211	$10,527	$10,415
9/30/17	$10,149	$10,477	$10,348
10/31/17	$10,167	$10,483	$10,370
11/30/17	$10,171	$10,470	$10,384
12/31/17	$10,267	$10,518	$10,479
1/31/18	$10,176	$10,397	$10,389
2/28/18	$10,067	$10,298	$10,288
3/31/18	$10,147	$10,364	$10,396
4/30/18	$10,141	$10,287	$10,390
5/31/18	$10,143	$10,360	$10,434
6/30/18	$10,208	$10,348	$10,476
7/31/18	$10,170	$10,350	$10,426
8/31/18	$10,202	$10,417	$10,501
9/30/18	$10,110	$10,350	$10,390
10/31/18	$9,942	$10,268	$10,242
11/30/18	$9,976	$10,329	$10,290
12/31/18	$10,000	$10,519	$10,347
1/31/19	$10,172	$10,631	$10,486
2/28/19	$10,155	$10,625	$10,484
3/31/19	$10,337	$10,829	$10,677
4/30/19	$10,368	$10,831	$10,713
5/31/19	$10,538	$11,024	$10,890
6/30/19	$10,599	$11,162	$10,983
7/31/19	$10,630	$11,187	$11,022
8/31/19	$10,815	$11,476	$11,284
9/30/19	$10,701	$11,415	$11,131
10/31/19	$10,703	$11,450	$11,159
11/30/19	$10,726	$11,444	$11,176
12/31/19	$10,782	$11,436	$11,219
1/31/20	$11,014	$11,656	$11,454
2/29/20	$11,103	$11,866	$11,613
3/31/20	$10,847	$11,796	$11,409
4/30/20	$11,187	$12,006	$11,726
5/31/20	$11,266	$12,062	$11,761
6/30/20	$11,413	$12,137	$11,892
7/31/20	$11,705	$12,319	$12,166
8/31/20	$11,832	$12,219	$12,299
9/30/20	$11,786	$12,213	$12,253
10/31/20	$11,709	$12,158	$12,174
11/30/20	$11,861	$12,277	$12,311
12/31/20	$12,008	$12,294	$12,452
1/31/21	$12,067	$12,206	$12,493
2/28/21	$11,855	$12,030	$12,292
3/31/21	$11,828	$11,880	$12,269
4/30/21	$12,006	$11,974	$12,440
5/31/21	$12,136	$12,013	$12,591
6/30/21	$12,188	$12,097	$12,667
7/31/21	$12,490	$12,232	$13,005
8/31/21	$12,461	$12,209	$12,982
9/30/21	$12,362	$12,103	$12,889
10/31/21	$12,440	$12,100	$13,035
11/30/21	$12,537	$12,136	$13,152
12/31/21	$12,606	$12,105	$13,194
1/31/22	$12,300	$11,844	$12,927
2/28/22	$12,379	$11,712	$13,037
3/31/22	$12,204	$11,386	$12,795
4/30/22	$11,945	$10,954	$12,533
5/31/22	$11,810	$11,025	$12,409
6/30/22	$11,402	$10,852	$12,016
7/31/22	$11,903	$11,117	$12,539
8/31/22	$11,574	$10,803	$12,206
9/30/22	$10,766	$10,336	$11,398
10/31/22	$10,931	$10,202	$11,540
11/30/22	$11,121	$10,578	$11,750
12/31/22	$11,038	$10,530	$11,631
1/31/23	$11,228	$10,854	$11,844
2/28/23	$11,064	$10,573	$11,681
3/31/23	$11,351	$10,842	$12,019
4/30/23	$11,364	$10,908	$12,032
5/31/23	$11,203	$10,789	$11,888
6/30/23	$11,175	$10,750	$11,848
7/31/23	$11,202	$10,743	$11,863
8/31/23	$11,095	$10,674	$11,757
9/30/23	$10,898	$10,403	$11,540
10/31/23	$10,804	$10,239	$11,457
11/30/23	$11,102	$10,702	$11,767
12/31/23	$11,377	$11,112	$12,084
1/31/24	$11,425	$11,082	$12,105
2/29/24	$11,313	$10,925	$11,975
3/31/24	$11,397	$11,026	$12,074
4/30/24	$11,201	$10,747	$11,870
5/31/24	$11,409	$10,930	$12,074
6/30/24	$11,482	$11,033	$12,169
7/31/24	$11,705	$11,291	$12,386
8/31/24	$11,792	$11,453	$12,483
9/30/24	$11,956	$11,606	$12,670
10/31/24	$11,719	$11,319	$12,443
11/30/24	$11,792	$11,438	$12,503
12/31/24	$11,596	$11,251	$12,306
1/31/25	$11,761	$11,311	$12,465
2/28/25	$12,031	$11,560	$12,736
3/31/25	$12,123	$11,564	$12,818

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	6.37%	2.25%	1.94%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PRRRX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4510TSRAR_033125

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$616	5.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$9,455	$10,000	$10,000
4/30/15	$8,960	$10,096	$9,421
5/31/15	$8,936	$10,226	$9,417
6/30/15	$8,532	$10,028	$9,000
7/31/15	$9,013	$10,238	$9,534
8/31/15	$8,380	$9,620	$8,976
9/30/15	$8,611	$9,382	$9,278
10/31/15	$9,156	$10,174	$9,819
11/30/15	$9,065	$10,204	$9,765
12/31/15	$9,222	$10,043	$9,978
1/31/16	$8,859	$9,545	$9,584
2/29/16	$8,711	$9,532	$9,498
3/31/16	$9,827	$10,178	$10,488
4/30/16	$9,544	$10,218	$10,181
5/31/16	$9,706	$10,401	$10,386
6/30/16	$10,438	$10,428	$11,057
7/31/16	$10,869	$10,813	$11,541
8/31/16	$10,451	$10,828	$11,151
9/30/16	$10,328	$10,830	$10,921
10/31/16	$9,747	$10,632	$10,306
11/30/16	$9,544	$11,026	$10,167
12/31/16	$10,031	$11,244	$10,644
1/31/17	$10,017	$11,457	$10,553
2/28/17	$10,382	$11,912	$10,922
3/31/17	$10,105	$11,926	$10,615
4/30/17	$10,078	$12,049	$10,590
5/31/17	$10,010	$12,218	$10,531
6/30/17	$10,189	$12,294	$10,789
7/31/17	$10,312	$12,547	$10,888
8/31/17	$10,257	$12,586	$10,801
9/30/17	$10,244	$12,845	$10,830
10/31/17	$10,149	$13,145	$10,712
11/30/17	$10,421	$13,548	$11,041
12/31/17	$10,426	$13,699	$11,045
1/31/18	$9,988	$14,483	$10,607
2/28/18	$9,234	$13,949	$9,843
3/31/18	$9,618	$13,595	$10,224
4/30/18	$9,727	$13,647	$10,376
5/31/18	$10,043	$13,976	$10,788
6/30/18	$10,454	$14,062	$11,246
7/31/18	$10,495	$14,585	$11,307
8/31/18	$10,810	$15,060	$11,644
9/30/18	$10,509	$15,146	$11,327
10/31/18	$10,150	$14,111	$11,038
11/30/18	$10,619	$14,398	$11,573
12/31/18	$9,724	$13,098	$10,579
1/31/19	$10,885	$14,148	$11,786
2/28/19	$11,023	$14,602	$11,899
3/31/19	$11,442	$14,886	$12,242
4/30/19	$11,470	$15,489	$12,218
5/31/19	$11,556	$14,504	$12,177
6/30/19	$11,747	$15,526	$12,342
7/31/19	$11,920	$15,750	$12,539
8/31/19	$12,295	$15,500	$12,837
9/30/19	$12,486	$15,790	$13,185
10/31/19	$12,695	$16,132	$13,326
11/30/19	$12,576	$16,718	$13,146
12/31/19	$12,536	$17,222	$13,023
1/31/20	$12,732	$17,216	$13,077
2/29/20	$11,752	$15,798	$11,978
3/31/20	$9,116	$13,847	$9,309
4/30/20	$9,914	$15,622	$10,037
5/31/20	$10,065	$16,366	$9,974
6/30/20	$10,368	$16,692	$10,157
7/31/20	$10,958	$17,633	$10,495
8/31/20	$11,082	$18,900	$10,569
9/30/20	$10,733	$18,182	$10,241
10/31/20	$10,418	$17,699	$9,976
11/30/20	$11,518	$19,636	$11,201
12/31/20	$12,041	$20,391	$11,564
1/31/21	$12,106	$20,185	$11,541
2/28/21	$12,581	$20,742	$12,157
3/31/21	$13,288	$21,650	$12,721
4/30/21	$14,554	$22,806	$13,774
5/31/21	$14,776	$22,965	$13,898
6/30/21	$15,126	$23,501	$14,217
7/31/21	$16,214	$24,059	$14,974
8/31/21	$16,577	$24,791	$15,236
9/30/21	$15,585	$23,638	$14,395
10/31/21	$16,887	$25,294	$15,572
11/30/21	$16,763	$25,119	$15,479
12/31/21	$18,450	$26,244	$16,874
1/31/22	$16,972	$24,886	$15,784
2/28/22	$16,448	$24,141	$15,227
3/31/22	$17,447	$25,038	$16,248
4/30/22	$16,782	$22,854	$15,493
5/31/22	$15,749	$22,896	$14,425
6/30/22	$14,280	$21,006	$13,306
7/31/22	$15,863	$22,943	$14,491
8/31/22	$14,631	$22,007	$13,591
9/30/22	$12,301	$19,981	$11,926
10/31/22	$12,917	$21,598	$12,462
11/30/22	$13,687	$22,805	$13,184
12/31/22	$12,978	$21,491	$12,493
1/31/23	$14,385	$22,842	$13,865
2/28/23	$13,523	$22,284	$13,182
3/31/23	$13,444	$23,103	$12,840
4/30/23	$13,538	$23,463	$12,928
5/31/23	$12,884	$23,565	$12,572
6/30/23	$13,415	$25,122	$13,214
7/31/23	$13,803	$25,929	$13,593
8/31/23	$13,308	$25,516	$13,160
9/30/23	$12,332	$24,300	$12,237
10/31/23	$11,765	$23,789	$11,683
11/30/23	$13,193	$25,961	$12,941
12/31/23	$14,521	$27,141	$14,237
1/31/24	$13,983	$27,597	$13,663
2/29/24	$14,184	$29,070	$13,917
3/31/24	$14,370	$30,006	$14,182
4/30/24	$13,128	$28,780	$13,144
5/31/24	$13,803	$30,207	$13,781
6/30/24	$14,155	$31,291	$14,159
7/31/24	$15,038	$31,672	$14,987
8/31/24	$15,942	$32,440	$15,941
9/30/24	$16,374	$33,133	$16,362
10/31/24	$15,669	$32,833	$15,849
11/30/24	$16,439	$34,760	$16,574
12/31/24	$15,203	$33,931	$15,391
1/31/25	$15,448	$34,876	$15,577
2/28/25	$16,162	$34,421	$16,178
3/31/25	$15,676	$32,482	$15,571

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	9.08%	11.45%	5.19%
Class A (including sales charge)	3.06%	10.21%	4.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS4061TSRAR_033125

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$691	6.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,471	$10,096	$9,421
5/31/15	$9,412	$10,226	$9,417
6/30/15	$8,978	$10,028	$9,000
7/31/15	$9,491	$10,238	$9,534
8/31/15	$8,828	$9,620	$8,976
9/30/15	$9,056	$9,382	$9,278
10/31/15	$9,629	$10,174	$9,819
11/30/15	$9,536	$10,204	$9,765
12/31/15	$9,690	$10,043	$9,978
1/31/16	$9,305	$9,545	$9,584
2/29/16	$9,144	$9,532	$9,498
3/31/16	$10,301	$10,178	$10,488
4/30/16	$9,996	$10,218	$10,181
5/31/16	$10,172	$10,401	$10,386
6/30/16	$10,919	$10,428	$11,057
7/31/16	$11,369	$10,813	$11,541
8/31/16	$10,919	$10,828	$11,151
9/30/16	$10,783	$10,830	$10,921
10/31/16	$10,170	$10,632	$10,306
11/30/16	$9,961	$11,026	$10,167
12/31/16	$10,460	$11,244	$10,644
1/31/17	$10,428	$11,457	$10,553
2/28/17	$10,799	$11,912	$10,922
3/31/17	$10,509	$11,926	$10,615
4/30/17	$10,477	$12,049	$10,590
5/31/17	$10,396	$12,218	$10,531
6/30/17	$10,579	$12,294	$10,789
7/31/17	$10,692	$12,547	$10,888
8/31/17	$10,628	$12,586	$10,801
9/30/17	$10,612	$12,845	$10,830
10/31/17	$10,515	$13,145	$10,712
11/30/17	$10,789	$13,548	$11,041
12/31/17	$10,792	$13,699	$11,045
1/31/18	$10,321	$14,483	$10,607
2/28/18	$9,541	$13,949	$9,843
3/31/18	$9,931	$13,595	$10,224
4/30/18	$10,028	$13,647	$10,376
5/31/18	$10,353	$13,976	$10,788
6/30/18	$10,776	$14,062	$11,246
7/31/18	$10,808	$14,585	$11,307
8/31/18	$11,117	$15,060	$11,644
9/30/18	$10,807	$15,146	$11,327
10/31/18	$10,427	$14,111	$11,038
11/30/18	$10,906	$14,398	$11,573
12/31/18	$9,981	$13,098	$10,579
1/31/19	$11,171	$14,148	$11,786
2/28/19	$11,303	$14,602	$11,899
3/31/19	$11,722	$14,886	$12,242
4/30/19	$11,756	$15,489	$12,218
5/31/19	$11,825	$14,504	$12,177
6/30/19	$12,024	$15,526	$12,342
7/31/19	$12,180	$15,750	$12,539
8/31/19	$12,544	$15,500	$12,837
9/30/19	$12,754	$15,790	$13,185
10/31/19	$12,952	$16,132	$13,326
11/30/19	$12,808	$16,718	$13,146
12/31/19	$12,771	$17,222	$13,023
1/31/20	$12,971	$17,216	$13,077
2/29/20	$11,971	$15,798	$11,978
3/31/20	$9,278	$13,847	$9,309
4/30/20	$10,079	$15,622	$10,037
5/31/20	$10,224	$16,366	$9,974
6/30/20	$10,524	$16,692	$10,157
7/31/20	$11,108	$17,633	$10,495
8/31/20	$11,240	$18,900	$10,569
9/30/20	$10,872	$18,182	$10,241
10/31/20	$10,548	$17,699	$9,976
11/30/20	$11,654	$19,636	$11,201
12/31/20	$12,174	$20,391	$11,564
1/31/21	$12,234	$20,185	$11,541
2/28/21	$12,695	$20,742	$12,157
3/31/21	$13,410	$21,650	$12,721
4/30/21	$14,670	$22,806	$13,774
5/31/21	$14,901	$22,965	$13,898
6/30/21	$15,229	$23,501	$14,217
7/31/21	$16,332	$24,059	$14,974
8/31/21	$16,670	$24,791	$15,236
9/30/21	$15,663	$23,638	$14,395
10/31/21	$16,962	$25,294	$15,572
11/30/21	$16,830	$25,119	$15,479
12/31/21	$18,526	$26,244	$16,874
1/31/22	$17,027	$24,886	$15,784
2/28/22	$16,485	$24,141	$15,227
3/31/22	$17,482	$25,038	$16,248
4/30/22	$16,784	$22,854	$15,493
5/31/22	$15,754	$22,896	$14,425
6/30/22	$14,252	$21,006	$13,306
7/31/22	$15,858	$22,943	$14,491
8/31/22	$14,594	$22,007	$13,591
9/30/22	$12,261	$19,981	$11,926
10/31/22	$12,893	$21,598	$12,462
11/30/22	$13,631	$22,805	$13,184
12/31/22	$12,917	$21,491	$12,493
1/31/23	$14,311	$22,842	$13,865
2/28/23	$13,450	$22,284	$13,182
3/31/23	$13,368	$23,103	$12,840
4/30/23	$13,450	$23,463	$12,928
5/31/23	$12,794	$23,565	$12,572
6/30/23	$13,307	$25,122	$13,214
7/31/23	$13,686	$25,929	$13,593
8/31/23	$13,184	$25,516	$13,160
9/30/23	$12,210	$24,300	$12,237
10/31/23	$11,646	$23,789	$11,683
11/30/23	$13,050	$25,961	$12,941
12/31/23	$14,352	$27,141	$14,237
1/31/24	$13,809	$27,597	$13,663
2/29/24	$13,994	$29,070	$13,917
3/31/24	$14,178	$30,006	$14,182
4/30/24	$12,948	$28,780	$13,144
5/31/24	$13,604	$30,207	$13,781
6/30/24	$13,942	$31,291	$14,159
7/31/24	$14,793	$31,672	$14,987
8/31/24	$15,675	$32,440	$15,941
9/30/24	$16,094	$33,133	$16,362
10/31/24	$15,385	$32,833	$15,849
11/30/24	$16,135	$34,760	$16,574
12/31/24	$14,913	$33,931	$15,391
1/31/25	$15,140	$34,876	$15,577
2/28/25	$15,839	$34,421	$16,178
3/31/25	$15,353	$32,482	$15,571

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	8.28%	10.60%	4.38%
Class C (including sales charge)	7.28%	10.60%	4.38%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS4261TSRAR_033125

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$590	5.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$947,121	$1,009,593	$942,063
5/31/15	$944,601	$1,022,576	$941,704
6/30/15	$901,237	$1,002,781	$900,036
7/31/15	$952,546	$1,023,790	$953,426
8/31/15	$887,536	$962,021	$897,558
9/30/15	$911,783	$938,217	$927,842
10/31/15	$969,352	$1,017,360	$981,897
11/30/15	$960,457	$1,020,385	$976,506
12/31/15	$976,302	$1,004,292	$997,776
1/31/16	$938,633	$954,455	$958,402
2/29/16	$922,990	$953,167	$949,817
3/31/16	$1,041,959	$1,017,828	$1,048,847
4/30/16	$1,012,063	$1,021,774	$1,018,124
5/31/16	$1,030,050	$1,040,123	$1,038,562
6/30/16	$1,106,259	$1,042,818	$1,105,733
7/31/16	$1,152,804	$1,081,265	$1,154,092
8/31/16	$1,108,572	$1,082,784	$1,115,050
9/30/16	$1,096,266	$1,082,988	$1,092,069
10/31/16	$1,034,940	$1,063,233	$1,030,585
11/30/16	$1,013,987	$1,102,610	$1,016,668
12/31/16	$1,065,921	$1,124,405	$1,064,394
1/31/17	$1,063,182	$1,145,730	$1,055,256
2/28/17	$1,102,097	$1,191,223	$1,092,235
3/31/17	$1,073,579	$1,192,612	$1,061,514
4/30/17	$1,070,829	$1,204,860	$1,058,973
5/31/17	$1,064,156	$1,221,816	$1,053,103
6/30/17	$1,083,392	$1,229,442	$1,078,886
7/31/17	$1,096,371	$1,254,723	$1,088,780
8/31/17	$1,089,675	$1,258,564	$1,080,129
9/30/17	$1,089,213	$1,284,525	$1,083,011
10/31/17	$1,079,887	$1,314,500	$1,071,212
11/30/17	$1,108,618	$1,354,816	$1,104,149
12/31/17	$1,110,221	$1,369,880	$1,104,452
1/31/18	$1,062,504	$1,448,311	$1,060,682
2/28/18	$983,098	$1,394,930	$984,269
3/31/18	$1,023,932	$1,359,480	$1,022,445
4/30/18	$1,036,980	$1,364,697	$1,037,561
5/31/18	$1,070,648	$1,397,561	$1,078,816
6/30/18	$1,115,090	$1,406,163	$1,124,562
7/31/18	$1,119,130	$1,458,492	$1,130,749
8/31/18	$1,152,798	$1,506,017	$1,164,406
9/30/18	$1,120,018	$1,514,589	$1,132,674
10/31/18	$1,083,496	$1,411,067	$1,103,803
11/30/18	$1,132,193	$1,439,822	$1,157,327
12/31/18	$1,038,175	$1,309,819	$1,057,855
1/31/19	$1,162,865	$1,414,783	$1,178,563
2/28/19	$1,177,773	$1,460,209	$1,189,935
3/31/19	$1,221,896	$1,488,583	$1,224,200
4/30/19	$1,226,071	$1,548,856	$1,221,841
5/31/19	$1,235,813	$1,450,428	$1,217,677
6/30/19	$1,256,436	$1,552,649	$1,234,212
7/31/19	$1,274,788	$1,574,964	$1,253,941
8/31/19	$1,314,317	$1,550,016	$1,283,720
9/30/19	$1,337,444	$1,579,018	$1,318,500
10/31/19	$1,357,840	$1,613,219	$1,332,555
11/30/19	$1,346,185	$1,671,777	$1,314,602
12/31/19	$1,343,065	$1,722,235	$1,302,257
1/31/20	$1,363,638	$1,721,559	$1,307,674
2/29/20	$1,259,308	$1,579,842	$1,197,762
3/31/20	$975,706	$1,384,711	$930,871
4/30/20	$1,062,403	$1,562,223	$1,003,716
5/31/20	$1,080,036	$1,636,628	$997,373
6/30/20	$1,112,160	$1,669,176	$1,015,681
7/31/20	$1,175,540	$1,763,293	$1,049,535
8/31/20	$1,189,121	$1,890,039	$1,056,858
9/30/20	$1,151,205	$1,818,224	$1,024,093
10/31/20	$1,119,142	$1,769,870	$997,587
11/30/20	$1,236,705	$1,963,607	$1,120,094
12/31/20	$1,293,606	$2,039,105	$1,156,432
1/31/21	$1,301,533	$2,018,518	$1,154,140
2/28/21	$1,352,262	$2,074,179	$1,215,693
3/31/21	$1,428,154	$2,165,019	$1,272,107
4/30/21	$1,563,383	$2,280,563	$1,377,411
5/31/21	$1,588,120	$2,296,491	$1,389,805
6/30/21	$1,625,968	$2,350,103	$1,421,714
7/31/21	$1,744,220	$2,405,929	$1,497,385
8/31/21	$1,782,478	$2,479,083	$1,523,635
9/30/21	$1,676,895	$2,363,781	$1,439,489
10/31/21	$1,817,613	$2,529,392	$1,557,206
11/30/21	$1,803,932	$2,511,866	$1,547,891
12/31/21	$1,987,827	$2,624,438	$1,687,386
1/31/22	$1,828,447	$2,488,631	$1,578,391
2/28/22	$1,773,106	$2,414,118	$1,522,678
3/31/22	$1,879,887	$2,503,753	$1,624,789
4/30/22	$1,809,334	$2,285,421	$1,549,302
5/31/22	$1,695,540	$2,289,614	$1,442,502
6/30/22	$1,537,296	$2,100,621	$1,330,649
7/31/22	$1,711,199	$2,294,307	$1,449,086
8/31/22	$1,579,033	$2,200,741	$1,359,062
9/30/22	$1,326,587	$1,998,056	$1,192,602
10/31/22	$1,392,680	$2,159,821	$1,246,193
11/30/22	$1,477,657	$2,280,521	$1,318,390
12/31/22	$1,401,413	$2,149,130	$1,249,319
1/31/23	$1,551,936	$2,284,168	$1,386,497
2/28/23	$1,461,103	$2,228,437	$1,318,200
3/31/23	$1,452,669	$2,310,252	$1,283,980
4/30/23	$1,463,050	$2,346,311	$1,292,848
5/31/23	$1,392,330	$2,356,510	$1,257,175
6/30/23	$1,450,074	$2,512,217	$1,321,436
7/31/23	$1,492,246	$2,592,922	$1,359,322
8/31/23	$1,439,044	$2,551,639	$1,315,976
9/30/23	$1,333,289	$2,429,982	$1,223,689
10/31/23	$1,272,302	$2,378,888	$1,168,288
11/30/23	$1,427,366	$2,596,140	$1,294,082
12/31/23	$1,570,751	$2,714,085	$1,423,720
1/31/24	$1,513,007	$2,759,693	$1,366,260
2/29/24	$1,535,067	$2,907,048	$1,391,736
3/31/24	$1,555,828	$3,000,582	$1,418,163
4/30/24	$1,422,175	$2,878,024	$1,314,378
5/31/24	$1,495,490	$3,020,730	$1,378,068
6/30/24	$1,533,769	$3,129,120	$1,415,871
7/31/24	$1,629,143	$3,167,209	$1,498,737
8/31/24	$1,727,761	$3,244,035	$1,594,084
9/30/24	$1,775,008	$3,313,318	$1,636,181
10/31/24	$1,698,853	$3,283,271	$1,584,870
11/30/24	$1,782,819	$3,476,003	$1,657,418
12/31/24	$1,648,855	$3,393,141	$1,539,081
1/31/25	$1,675,586	$3,487,632	$1,557,728
2/28/25	$1,753,824	$3,442,124	$1,617,809
3/31/25	$1,701,869	$3,248,180	$1,557,053

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	9.39%	11.77%	5.46%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS2195TSRAR_033125

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$575	5.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$947,242	$1,009,593	$942,063
5/31/15	$944,844	$1,022,576	$941,704
6/30/15	$901,581	$1,002,781	$900,036
7/31/15	$953,029	$1,023,790	$953,426
8/31/15	$888,106	$962,021	$897,558
9/30/15	$912,478	$938,217	$927,842
10/31/15	$970,214	$1,017,360	$981,897
11/30/15	$961,428	$1,020,385	$976,506
12/31/15	$977,412	$1,004,292	$997,776
1/31/16	$939,819	$954,455	$958,402
2/29/16	$924,264	$953,167	$949,817
3/31/16	$1,043,523	$1,017,828	$1,048,847
4/30/16	$1,013,709	$1,021,774	$1,018,124
5/31/16	$1,031,857	$1,040,123	$1,038,562
6/30/16	$1,108,329	$1,042,818	$1,105,733
7/31/16	$1,155,105	$1,081,265	$1,154,092
8/31/16	$1,110,927	$1,082,784	$1,115,050
9/30/16	$1,098,730	$1,082,988	$1,092,069
10/31/16	$1,037,399	$1,063,233	$1,030,585
11/30/16	$1,016,521	$1,102,610	$1,016,668
12/31/16	$1,068,717	$1,124,405	$1,064,394
1/31/17	$1,066,107	$1,145,730	$1,055,256
2/28/17	$1,105,254	$1,191,223	$1,092,235
3/31/17	$1,076,790	$1,192,612	$1,061,514
4/30/17	$1,074,166	$1,204,860	$1,058,973
5/31/17	$1,067,609	$1,221,816	$1,053,103
6/30/17	$1,087,042	$1,229,442	$1,078,886
7/31/17	$1,100,202	$1,254,723	$1,088,780
8/31/17	$1,093,622	$1,258,564	$1,080,129
9/30/17	$1,093,294	$1,284,525	$1,083,011
10/31/17	$1,084,073	$1,314,500	$1,071,212
11/30/17	$1,113,052	$1,354,816	$1,104,149
12/31/17	$1,114,804	$1,369,880	$1,104,452
1/31/18	$1,067,026	$1,448,311	$1,060,682
2/28/18	$987,398	$1,394,930	$984,269
3/31/18	$1,028,539	$1,359,480	$1,022,445
4/30/18	$1,040,483	$1,364,697	$1,037,561
5/31/18	$1,074,989	$1,397,561	$1,078,816
6/30/18	$1,120,112	$1,406,163	$1,124,562
7/31/18	$1,124,094	$1,458,492	$1,130,749
8/31/18	$1,158,600	$1,506,017	$1,164,406
9/30/18	$1,125,796	$1,514,589	$1,132,674
10/31/18	$1,088,447	$1,411,067	$1,103,803
11/30/18	$1,139,135	$1,439,822	$1,157,327
12/31/18	$1,043,074	$1,309,819	$1,057,855
1/31/19	$1,168,778	$1,414,783	$1,178,563
2/28/19	$1,183,488	$1,460,209	$1,189,935
3/31/19	$1,228,830	$1,488,583	$1,224,200
4/30/19	$1,232,949	$1,548,856	$1,221,841
5/31/19	$1,241,187	$1,450,428	$1,217,677
6/30/19	$1,263,087	$1,552,649	$1,234,212
7/31/19	$1,281,191	$1,574,964	$1,253,941
8/31/19	$1,321,576	$1,550,016	$1,283,720
9/30/19	$1,343,879	$1,579,018	$1,318,500
10/31/19	$1,366,876	$1,613,219	$1,332,555
11/30/19	$1,353,940	$1,671,777	$1,314,602
12/31/19	$1,351,408	$1,722,235	$1,302,257
1/31/20	$1,373,158	$1,721,559	$1,307,674
2/29/20	$1,267,307	$1,579,842	$1,197,762
3/31/20	$983,106	$1,384,711	$930,871
4/30/20	$1,068,656	$1,562,223	$1,003,716
5/31/20	$1,087,506	$1,636,628	$997,373
6/30/20	$1,118,627	$1,669,176	$1,015,681
7/31/20	$1,184,166	$1,763,293	$1,049,535
8/31/20	$1,197,571	$1,890,039	$1,056,858
9/30/20	$1,159,225	$1,818,224	$1,024,093
10/31/20	$1,126,061	$1,769,870	$997,587
11/30/20	$1,245,149	$1,963,607	$1,120,094
12/31/20	$1,302,809	$2,039,105	$1,156,432
1/31/21	$1,310,629	$2,018,518	$1,154,140
2/28/21	$1,362,241	$2,074,179	$1,215,693
3/31/21	$1,439,418	$2,165,019	$1,272,107
4/30/21	$1,576,040	$2,280,563	$1,377,411
5/31/21	$1,600,437	$2,296,491	$1,389,805
6/30/21	$1,639,315	$2,350,103	$1,421,714
7/31/21	$1,759,223	$2,405,929	$1,497,385
8/31/21	$1,796,908	$2,479,083	$1,523,635
9/30/21	$1,690,655	$2,363,781	$1,439,489
10/31/21	$1,832,663	$2,529,392	$1,557,206
11/30/21	$1,819,229	$2,511,866	$1,547,891
12/31/21	$2,004,177	$2,624,438	$1,687,386
1/31/22	$1,846,009	$2,488,631	$1,578,391
2/28/22	$1,787,509	$2,414,118	$1,522,678
3/31/22	$1,896,834	$2,503,753	$1,624,789
4/30/22	$1,825,591	$2,285,421	$1,549,302
5/31/22	$1,712,048	$2,289,614	$1,442,502
6/30/22	$1,553,280	$2,100,621	$1,330,649
7/31/22	$1,725,615	$2,294,307	$1,449,086
8/31/22	$1,594,096	$2,200,741	$1,359,062
9/30/22	$1,339,535	$1,998,056	$1,192,602
10/31/22	$1,406,512	$2,159,821	$1,246,193
11/30/22	$1,491,965	$2,280,521	$1,318,390
12/31/22	$1,415,417	$2,149,130	$1,249,319
1/31/23	$1,567,340	$2,284,168	$1,386,497
2/28/23	$1,476,186	$2,228,437	$1,318,200
3/31/23	$1,467,324	$2,310,252	$1,283,980
4/30/23	$1,478,085	$2,346,311	$1,292,848
5/31/23	$1,407,187	$2,356,510	$1,257,175
6/30/23	$1,466,058	$2,512,217	$1,321,436
7/31/23	$1,508,469	$2,592,922	$1,359,322
8/31/23	$1,454,663	$2,551,639	$1,315,976
9/30/23	$1,348,317	$2,429,982	$1,223,689
10/31/23	$1,286,915	$2,378,888	$1,168,288
11/30/23	$1,443,902	$2,596,140	$1,294,082
12/31/23	$1,589,495	$2,714,085	$1,423,720
1/31/24	$1,531,258	$2,759,693	$1,366,260
2/29/24	$1,553,413	$2,907,048	$1,391,736
3/31/24	$1,574,936	$3,000,582	$1,418,163
4/30/24	$1,439,471	$2,878,024	$1,314,378
5/31/24	$1,513,534	$3,020,730	$1,378,068
6/30/24	$1,552,780	$3,129,120	$1,415,871
7/31/24	$1,649,631	$3,167,209	$1,498,737
8/31/24	$1,749,647	$3,244,035	$1,594,084
9/30/24	$1,798,044	$3,313,318	$1,636,181
10/31/24	$1,720,531	$3,283,271	$1,584,870
11/30/24	$1,805,668	$3,476,003	$1,657,418
12/31/24	$1,670,725	$3,393,141	$1,539,081
1/31/25	$1,698,104	$3,487,632	$1,557,728
2/28/25	$1,777,692	$3,442,124	$1,617,809
3/31/25	$1,724,391	$3,248,180	$1,557,053

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.49%	11.89%	5.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS0347TSRAR_033125

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$585	5.59%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$948,780	$1,009,593	$942,063
5/31/15	$943,902	$1,022,576	$941,704
6/30/15	$902,117	$1,002,781	$900,036
7/31/15	$954,450	$1,023,790	$953,426
8/31/15	$888,411	$962,021	$897,558
9/30/15	$912,958	$938,217	$927,842
10/31/15	$970,417	$1,017,360	$981,897
11/30/15	$961,479	$1,020,385	$976,506
12/31/15	$977,558	$1,004,292	$997,776
1/31/16	$939,300	$954,455	$958,402
2/29/16	$924,788	$953,167	$949,817
3/31/16	$1,043,520	$1,017,828	$1,048,847
4/30/16	$1,013,177	$1,021,774	$1,018,124
5/31/16	$1,031,647	$1,040,123	$1,038,562
6/30/16	$1,107,948	$1,042,818	$1,105,733
7/31/16	$1,154,223	$1,081,265	$1,154,092
8/31/16	$1,110,593	$1,082,784	$1,115,050
9/30/16	$1,097,981	$1,082,988	$1,092,069
10/31/16	$1,036,908	$1,063,233	$1,030,585
11/30/16	$1,015,665	$1,102,610	$1,016,668
12/31/16	$1,067,444	$1,124,405	$1,064,394
1/31/17	$1,066,117	$1,145,730	$1,055,256
2/28/17	$1,104,619	$1,191,223	$1,092,235
3/31/17	$1,074,863	$1,192,612	$1,061,514
4/30/17	$1,073,529	$1,204,860	$1,058,973
5/31/17	$1,066,861	$1,221,816	$1,053,103
6/30/17	$1,085,017	$1,229,442	$1,078,886
7/31/17	$1,098,396	$1,254,723	$1,088,780
8/31/17	$1,093,044	$1,258,564	$1,080,129
9/30/17	$1,091,004	$1,284,525	$1,083,011
10/31/17	$1,082,972	$1,314,500	$1,071,212
11/30/17	$1,111,083	$1,354,816	$1,104,149
12/31/17	$1,112,499	$1,369,880	$1,104,452
1/31/18	$1,065,302	$1,448,311	$1,060,682
2/28/18	$985,742	$1,394,930	$984,269
3/31/18	$1,026,196	$1,359,480	$1,022,445
4/30/18	$1,038,333	$1,364,697	$1,037,561
5/31/18	$1,072,045	$1,397,561	$1,078,816
6/30/18	$1,116,545	$1,406,163	$1,124,562
7/31/18	$1,121,939	$1,458,492	$1,130,749
8/31/18	$1,155,651	$1,506,017	$1,164,406
9/30/18	$1,123,390	$1,514,589	$1,132,674
10/31/18	$1,085,355	$1,411,067	$1,103,803
11/30/18	$1,135,616	$1,439,822	$1,157,327
12/31/18	$1,040,226	$1,309,819	$1,057,855
1/31/19	$1,165,489	$1,414,783	$1,178,563
2/28/19	$1,180,466	$1,460,209	$1,189,935
3/31/19	$1,225,120	$1,488,583	$1,224,200
4/30/19	$1,229,316	$1,548,856	$1,221,841
5/31/19	$1,237,707	$1,450,428	$1,217,677
6/30/19	$1,259,932	$1,552,649	$1,234,212
7/31/19	$1,276,958	$1,574,964	$1,253,941
8/31/19	$1,318,104	$1,550,016	$1,283,720
9/30/19	$1,339,277	$1,579,018	$1,318,500
10/31/19	$1,361,256	$1,613,219	$1,332,555
11/30/19	$1,348,069	$1,671,777	$1,314,602
12/31/19	$1,346,675	$1,722,235	$1,302,257
1/31/20	$1,367,370	$1,721,559	$1,307,674
2/29/20	$1,262,415	$1,579,842	$1,197,762
3/31/20	$978,594	$1,384,711	$930,871
4/30/20	$1,064,331	$1,562,223	$1,003,716
5/31/20	$1,082,070	$1,636,628	$997,373
6/30/20	$1,113,772	$1,669,176	$1,015,681
7/31/20	$1,179,110	$1,763,293	$1,049,535
8/31/20	$1,192,785	$1,890,039	$1,056,858
9/30/20	$1,153,167	$1,818,224	$1,024,093
10/31/20	$1,120,878	$1,769,870	$997,587
11/30/20	$1,239,270	$1,963,607	$1,120,094
12/31/20	$1,296,578	$2,039,105	$1,156,432
1/31/21	$1,304,562	$2,018,518	$1,154,140
2/28/21	$1,355,659	$2,074,179	$1,215,693
3/31/21	$1,430,873	$2,165,019	$1,272,107
4/30/21	$1,567,146	$2,280,563	$1,377,411
5/31/21	$1,592,074	$2,296,491	$1,389,805
6/30/21	$1,630,252	$2,350,103	$1,421,714
7/31/21	$1,749,454	$2,405,929	$1,497,385
8/31/21	$1,788,019	$2,479,083	$1,523,635
9/30/21	$1,680,960	$2,363,781	$1,439,489
10/31/21	$1,822,847	$2,529,392	$1,557,206
11/30/21	$1,809,052	$2,511,866	$1,547,891
12/31/21	$1,992,638	$2,624,438	$1,687,386
1/31/22	$1,834,031	$2,488,631	$1,578,391
2/28/22	$1,778,184	$2,414,118	$1,522,678
3/31/22	$1,885,919	$2,503,753	$1,624,789
4/30/22	$1,814,709	$2,285,421	$1,549,302
5/31/22	$1,702,151	$2,289,614	$1,442,502
6/30/22	$1,542,627	$2,100,621	$1,330,649
7/31/22	$1,715,851	$2,294,307	$1,449,086
8/31/22	$1,582,422	$2,200,741	$1,359,062
9/30/22	$1,331,107	$1,998,056	$1,192,602
10/31/22	$1,397,901	$2,159,821	$1,246,193
11/30/22	$1,483,779	$2,280,521	$1,318,390
12/31/22	$1,406,408	$2,149,130	$1,249,319
1/31/23	$1,555,970	$2,284,168	$1,386,497
2/28/23	$1,464,134	$2,228,437	$1,318,200
3/31/23	$1,457,574	$2,310,252	$1,283,980
4/30/23	$1,468,069	$2,346,311	$1,292,848
5/31/23	$1,397,224	$2,356,510	$1,257,175
6/30/23	$1,455,606	$2,512,217	$1,321,436
7/31/23	$1,497,588	$2,592,922	$1,359,322
8/31/23	$1,444,454	$2,551,639	$1,315,976
9/30/23	$1,338,187	$2,429,982	$1,223,689
10/31/23	$1,277,181	$2,378,888	$1,168,288
11/30/23	$1,432,647	$2,596,140	$1,294,082
12/31/23	$1,576,961	$2,714,085	$1,423,720
1/31/24	$1,519,235	$2,759,693	$1,366,260
2/29/24	$1,540,882	$2,907,048	$1,391,736
3/31/24	$1,562,530	$3,000,582	$1,418,163
4/30/24	$1,428,055	$2,878,024	$1,314,378
5/31/24	$1,501,524	$3,020,730	$1,378,068
6/30/24	$1,540,226	$3,129,120	$1,415,871
7/31/24	$1,635,999	$3,167,209	$1,498,737
8/31/24	$1,735,051	$3,244,035	$1,594,084
9/30/24	$1,782,485	$3,313,318	$1,636,181
10/31/24	$1,706,102	$3,283,271	$1,584,870
11/30/24	$1,790,387	$3,476,003	$1,657,418
12/31/24	$1,655,888	$3,393,141	$1,539,081
1/31/25	$1,682,936	$3,487,632	$1,557,728
2/28/25	$1,762,102	$3,442,124	$1,617,809
3/31/25	$1,709,103	$3,248,180	$1,557,053

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	9.38%	11.80%	5.51%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS1923TSRAR_033125

Class A: PAIAX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,789	$9,964	$10,000
5/31/15	$9,792	$9,940	$10,000
6/30/15	$9,797	$9,832	$10,000
7/31/15	$9,801	$9,900	$10,001
8/31/15	$9,795	$9,886	$10,001
9/30/15	$9,780	$9,953	$10,001
10/31/15	$9,794	$9,954	$10,001
11/30/15	$9,800	$9,928	$10,002
12/31/15	$9,798	$9,896	$10,002
1/31/16	$9,794	$10,032	$10,004
2/29/16	$9,801	$10,103	$10,005
3/31/16	$9,817	$10,196	$10,008
4/30/16	$9,835	$10,235	$10,010
5/31/16	$9,852	$10,238	$10,012
6/30/16	$9,850	$10,422	$10,014
7/31/16	$9,858	$10,488	$10,016
8/31/16	$9,875	$10,476	$10,019
9/30/16	$9,885	$10,470	$10,021
10/31/16	$9,912	$10,389	$10,024
11/30/16	$9,921	$10,144	$10,026
12/31/16	$9,932	$10,158	$10,029
1/31/17	$9,951	$10,178	$10,033
2/28/17	$9,960	$10,246	$10,037
3/31/17	$9,970	$10,241	$10,042
4/30/17	$9,979	$10,320	$10,047
5/31/17	$9,989	$10,399	$10,053
6/30/17	$10,009	$10,389	$10,060
7/31/17	$10,019	$10,434	$10,068
8/31/17	$10,029	$10,527	$10,077
9/30/17	$10,050	$10,477	$10,086
10/31/17	$10,070	$10,483	$10,095
11/30/17	$10,081	$10,470	$10,104
12/31/17	$10,088	$10,518	$10,114
1/31/18	$10,109	$10,397	$10,125
2/28/18	$10,121	$10,298	$10,136
3/31/18	$10,125	$10,364	$10,149
4/30/18	$10,150	$10,287	$10,163
5/31/18	$10,156	$10,360	$10,178
6/30/18	$10,173	$10,348	$10,193
7/31/18	$10,200	$10,350	$10,210
8/31/18	$10,219	$10,417	$10,227
9/30/18	$10,245	$10,350	$10,244
10/31/18	$10,253	$10,268	$10,263
11/30/18	$10,252	$10,329	$10,282
12/31/18	$10,251	$10,519	$10,302
1/31/19	$10,282	$10,631	$10,323
2/28/19	$10,313	$10,625	$10,342
3/31/19	$10,324	$10,829	$10,364
4/30/19	$10,346	$10,831	$10,385
5/31/19	$10,359	$11,024	$10,406
6/30/19	$10,378	$11,162	$10,427
7/31/19	$10,409	$11,187	$10,448
8/31/19	$10,430	$11,476	$10,468
9/30/19	$10,447	$11,415	$10,486
10/31/19	$10,465	$11,450	$10,504
11/30/19	$10,481	$11,444	$10,519
12/31/19	$10,487	$11,436	$10,534
1/31/20	$10,523	$11,656	$10,548
2/29/20	$10,536	$11,866	$10,562
3/31/20	$10,274	$11,796	$10,575
4/30/20	$10,411	$12,006	$10,584
5/31/20	$10,473	$12,062	$10,588
6/30/20	$10,532	$12,137	$10,589
7/31/20	$10,547	$12,319	$10,591
8/31/20	$10,560	$12,219	$10,592
9/30/20	$10,563	$12,213	$10,593
10/31/20	$10,564	$12,158	$10,594
11/30/20	$10,565	$12,277	$10,595
12/31/20	$10,576	$12,294	$10,595
1/31/21	$10,576	$12,206	$10,596
2/28/21	$10,576	$12,030	$10,597
3/31/21	$10,566	$11,880	$10,597
4/30/21	$10,566	$11,974	$10,598
5/31/21	$10,567	$12,013	$10,598
6/30/21	$10,567	$12,097	$10,598
7/31/21	$10,556	$12,232	$10,598
8/31/21	$10,556	$12,209	$10,599
9/30/21	$10,556	$12,103	$10,599
10/31/21	$10,547	$12,100	$10,599
11/30/21	$10,538	$12,136	$10,600
12/31/21	$10,529	$12,105	$10,600
1/31/22	$10,520	$11,844	$10,601
2/28/22	$10,491	$11,712	$10,602
3/31/22	$10,452	$11,386	$10,603
4/30/22	$10,426	$10,954	$10,606
5/31/22	$10,433	$11,025	$10,611
6/30/22	$10,390	$10,852	$10,619
7/31/22	$10,403	$11,117	$10,630
8/31/22	$10,439	$10,803	$10,645
9/30/22	$10,457	$10,336	$10,666
10/31/22	$10,455	$10,202	$10,693
11/30/22	$10,490	$10,578	$10,723
12/31/22	$10,554	$10,530	$10,759
1/31/23	$10,594	$10,854	$10,799
2/28/23	$10,648	$10,573	$10,837
3/31/23	$10,655	$10,842	$10,880
4/30/23	$10,701	$10,908	$10,923
5/31/23	$10,753	$10,789	$10,970
6/30/23	$10,809	$10,750	$11,016
7/31/23	$10,871	$10,743	$11,067
8/31/23	$10,916	$10,674	$11,118
9/30/23	$10,973	$10,403	$11,168
10/31/23	$11,018	$10,239	$11,221
11/30/23	$11,064	$10,702	$11,272
12/31/23	$11,116	$11,112	$11,325
1/31/24	$11,184	$11,082	$11,378
2/29/24	$11,229	$10,925	$11,428
3/31/24	$11,287	$11,026	$11,480
4/30/24	$11,345	$10,747	$11,532
5/31/24	$11,395	$10,930	$11,586
6/30/24	$11,439	$11,033	$11,638
7/31/24	$11,486	$11,291	$11,692
8/31/24	$11,547	$11,453	$11,746
9/30/24	$11,589	$11,606	$11,797
10/31/24	$11,634	$11,319	$11,848
11/30/24	$11,678	$11,438	$11,895
12/31/24	$11,723	$11,251	$11,942
1/31/25	$11,767	$11,311	$11,988
2/28/25	$11,806	$11,560	$12,029
3/31/25	$11,846	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.95%	2.89%	1.94%
Class A (including sales charge)	4.95%	2.89%	1.71%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIAX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS6042TSRAR_033125

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$66	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,453	$996,412	$1,000,016
5/31/15	$1,001,903	$994,012	$1,000,030
6/30/15	$1,002,482	$983,174	$1,000,041
7/31/15	$1,003,008	$990,008	$1,000,050
8/31/15	$1,002,459	$988,586	$1,000,075
9/30/15	$1,001,016	$995,273	$1,000,101
10/31/15	$1,002,590	$995,439	$1,000,125
11/30/15	$1,003,226	$992,809	$1,000,152
12/31/15	$1,003,150	$989,601	$1,000,229
1/31/16	$1,002,789	$1,003,219	$1,000,354
2/29/16	$1,003,563	$1,010,335	$1,000,534
3/31/16	$1,005,359	$1,019,605	$1,000,767
4/30/16	$1,007,255	$1,023,519	$1,001,004
5/31/16	$1,009,091	$1,023,781	$1,001,216
6/30/16	$1,008,969	$1,042,177	$1,001,416
7/31/16	$1,009,843	$1,048,765	$1,001,638
8/31/16	$1,011,755	$1,047,566	$1,001,877
9/30/16	$1,012,840	$1,046,952	$1,002,116
10/31/16	$1,015,703	$1,038,944	$1,002,369
11/30/16	$1,016,643	$1,014,369	$1,002,627
12/31/16	$1,017,937	$1,015,800	$1,002,938
1/31/17	$1,020,024	$1,017,793	$1,003,311
2/28/17	$1,021,030	$1,024,634	$1,003,703
3/31/17	$1,022,077	$1,024,097	$1,004,153
4/30/17	$1,023,089	$1,032,000	$1,004,663
5/31/17	$1,024,149	$1,039,943	$1,005,272
6/30/17	$1,026,300	$1,038,896	$1,005,984
7/31/17	$1,027,316	$1,043,367	$1,006,794
8/31/17	$1,028,402	$1,052,726	$1,007,683
9/30/17	$1,030,591	$1,047,712	$1,008,552
10/31/17	$1,032,747	$1,048,319	$1,009,463
11/30/17	$1,033,926	$1,046,973	$1,010,364
12/31/17	$1,034,719	$1,051,778	$1,011,376
1/31/18	$1,036,972	$1,039,665	$1,012,488
2/28/18	$1,038,294	$1,029,809	$1,013,578
3/31/18	$1,038,664	$1,036,414	$1,014,900
4/30/18	$1,041,313	$1,028,705	$1,016,269
5/31/18	$1,041,930	$1,036,047	$1,017,787
6/30/18	$1,043,763	$1,034,773	$1,019,327
7/31/18	$1,046,498	$1,035,019	$1,020,980
8/31/18	$1,048,579	$1,041,679	$1,022,701
9/30/18	$1,051,334	$1,034,971	$1,024,424
10/31/18	$1,052,171	$1,026,792	$1,026,288
11/30/18	$1,052,197	$1,032,921	$1,028,181
12/31/18	$1,052,204	$1,051,898	$1,030,216
1/31/19	$1,055,322	$1,063,068	$1,032,309
2/28/19	$1,058,557	$1,062,452	$1,034,221
3/31/19	$1,059,856	$1,082,853	$1,036,364
4/30/19	$1,062,135	$1,083,130	$1,038,451
5/31/19	$1,063,465	$1,102,358	$1,040,621
6/30/19	$1,065,509	$1,116,201	$1,042,721
7/31/19	$1,068,749	$1,118,657	$1,044,805
8/31/19	$1,070,984	$1,147,643	$1,046,791
9/30/19	$1,072,816	$1,141,531	$1,048,587
10/31/19	$1,074,723	$1,144,969	$1,050,362
11/30/19	$1,076,518	$1,144,386	$1,051,926
12/31/19	$1,077,172	$1,143,588	$1,053,424
1/31/20	$1,080,940	$1,165,596	$1,054,843
2/29/20	$1,082,416	$1,186,575	$1,056,175
3/31/20	$1,055,594	$1,179,592	$1,057,509
4/30/20	$1,069,693	$1,200,561	$1,058,376
5/31/20	$1,076,155	$1,206,151	$1,058,833
6/30/20	$1,082,350	$1,213,749	$1,058,937
7/31/20	$1,084,017	$1,231,878	$1,059,058
8/31/20	$1,085,440	$1,221,935	$1,059,176
9/30/20	$1,085,762	$1,221,265	$1,059,278
10/31/20	$1,086,011	$1,215,812	$1,059,369
11/30/20	$1,086,165	$1,227,742	$1,059,456
12/31/20	$1,087,399	$1,229,433	$1,059,538
1/31/21	$1,087,494	$1,220,618	$1,059,615
2/28/21	$1,087,595	$1,202,992	$1,059,676
3/31/21	$1,086,590	$1,187,971	$1,059,730
4/30/21	$1,086,739	$1,197,356	$1,059,766
5/31/21	$1,086,860	$1,201,268	$1,059,790
6/30/21	$1,086,972	$1,209,708	$1,059,806
7/31/21	$1,085,963	$1,223,233	$1,059,829
8/31/21	$1,086,039	$1,220,905	$1,059,862
9/30/21	$1,086,189	$1,210,334	$1,059,903
10/31/21	$1,085,289	$1,210,000	$1,059,941
11/30/21	$1,084,428	$1,213,580	$1,059,981
12/31/21	$1,083,651	$1,210,475	$1,060,025
1/31/22	$1,082,810	$1,184,396	$1,060,075
2/28/22	$1,079,899	$1,171,183	$1,060,155
3/31/22	$1,075,966	$1,138,645	$1,060,323
4/30/22	$1,073,335	$1,095,436	$1,060,623
5/31/22	$1,074,136	$1,102,499	$1,061,136
6/30/22	$1,069,807	$1,085,203	$1,061,852
7/31/22	$1,071,269	$1,111,719	$1,062,953
8/31/22	$1,074,989	$1,080,306	$1,064,534
9/30/22	$1,076,914	$1,033,630	$1,066,619
10/31/22	$1,076,773	$1,020,242	$1,069,261
11/30/22	$1,080,384	$1,057,762	$1,072,326
12/31/22	$1,086,945	$1,052,991	$1,075,945
1/31/23	$1,091,054	$1,085,385	$1,079,916
2/28/23	$1,096,621	$1,057,322	$1,083,683
3/31/23	$1,097,334	$1,084,180	$1,088,015
4/30/23	$1,102,144	$1,090,751	$1,092,346
5/31/23	$1,107,480	$1,078,874	$1,096,968
6/30/23	$1,113,220	$1,075,027	$1,101,639
7/31/23	$1,119,688	$1,074,277	$1,106,658
8/31/23	$1,124,332	$1,067,415	$1,111,804
9/30/23	$1,130,256	$1,040,290	$1,116,824
10/31/23	$1,134,941	$1,023,873	$1,122,085
11/30/23	$1,139,714	$1,070,241	$1,127,216
12/31/23	$1,145,120	$1,111,209	$1,132,519
1/31/24	$1,152,139	$1,108,157	$1,137,809
2/29/24	$1,156,806	$1,092,501	$1,142,751
3/31/24	$1,162,835	$1,102,589	$1,148,046
4/30/24	$1,168,864	$1,074,739	$1,153,200
5/31/24	$1,174,175	$1,092,959	$1,158,559
6/30/24	$1,178,763	$1,103,307	$1,163,774
7/31/24	$1,183,771	$1,129,077	$1,169,185
8/31/24	$1,190,178	$1,145,301	$1,174,577
9/30/24	$1,194,601	$1,160,636	$1,179,725
10/31/24	$1,199,310	$1,131,854	$1,184,817
11/30/24	$1,203,970	$1,143,821	$1,189,527
12/31/24	$1,208,682	$1,125,101	$1,194,204
1/31/25	$1,213,276	$1,131,070	$1,198,799
2/28/25	$1,217,421	$1,155,956	$1,202,884
3/31/25	$1,221,654	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.06%	2.97%	2.02%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS2067TSRAR_033125

I-3: PANDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$55	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,528	$996,412	$1,000,016
5/31/15	$1,002,047	$994,012	$1,000,030
6/30/15	$1,002,692	$983,174	$1,000,041
7/31/15	$1,003,299	$990,008	$1,000,050
8/31/15	$1,002,804	$988,586	$1,000,075
9/30/15	$1,001,426	$995,273	$1,000,101
10/31/15	$1,003,073	$995,439	$1,000,125
11/30/15	$1,003,769	$992,809	$1,000,152
12/31/15	$1,003,781	$989,601	$1,000,229
1/31/16	$1,003,467	$1,003,219	$1,000,354
2/29/16	$1,004,306	$1,010,335	$1,000,534
3/31/16	$1,006,172	$1,019,605	$1,000,767
4/30/16	$1,008,144	$1,023,519	$1,001,004
5/31/16	$1,010,044	$1,023,781	$1,001,216
6/30/16	$1,009,991	$1,042,177	$1,001,416
7/31/16	$1,010,935	$1,048,765	$1,001,638
8/31/16	$1,012,919	$1,047,566	$1,001,877
9/30/16	$1,014,087	$1,046,952	$1,002,116
10/31/16	$1,017,011	$1,038,944	$1,002,369
11/30/16	$1,018,019	$1,014,369	$1,002,627
12/31/16	$1,019,398	$1,015,800	$1,002,938
1/31/17	$1,021,496	$1,017,793	$1,003,311
2/28/17	$1,022,548	$1,024,634	$1,003,703
3/31/17	$1,023,691	$1,024,097	$1,004,153
4/30/17	$1,024,785	$1,032,000	$1,004,663
5/31/17	$1,025,944	$1,039,943	$1,005,272
6/30/17	$1,028,205	$1,038,896	$1,005,984
7/31/17	$1,029,323	$1,043,367	$1,006,794
8/31/17	$1,030,557	$1,052,726	$1,007,683
9/30/17	$1,032,851	$1,047,712	$1,008,552
10/31/17	$1,035,076	$1,048,319	$1,009,463
11/30/17	$1,036,341	$1,046,973	$1,010,364
12/31/17	$1,037,209	$1,051,778	$1,011,376
1/31/18	$1,039,537	$1,039,665	$1,012,488
2/28/18	$1,040,933	$1,029,809	$1,013,578
3/31/18	$1,041,529	$1,036,414	$1,014,900
4/30/18	$1,044,227	$1,028,705	$1,016,269
5/31/18	$1,045,016	$1,036,047	$1,017,787
6/30/18	$1,047,002	$1,034,773	$1,019,327
7/31/18	$1,049,908	$1,035,019	$1,020,980
8/31/18	$1,052,069	$1,041,679	$1,022,701
9/30/18	$1,054,919	$1,034,971	$1,024,424
10/31/18	$1,055,911	$1,026,792	$1,026,288
11/30/18	$1,056,027	$1,032,921	$1,028,181
12/31/18	$1,056,126	$1,051,898	$1,030,216
1/31/19	$1,059,420	$1,063,068	$1,032,309
2/28/19	$1,062,783	$1,062,452	$1,034,221
3/31/19	$1,064,181	$1,082,853	$1,036,364
4/30/19	$1,066,555	$1,083,130	$1,038,451
5/31/19	$1,067,962	$1,102,358	$1,040,621
6/30/19	$1,070,101	$1,116,201	$1,042,721
7/31/19	$1,073,464	$1,118,657	$1,044,805
8/31/19	$1,075,806	$1,147,643	$1,046,791
9/30/19	$1,077,754	$1,141,531	$1,048,587
10/31/19	$1,079,766	$1,144,969	$1,050,362
11/30/19	$1,081,671	$1,144,386	$1,051,926
12/31/19	$1,082,422	$1,143,588	$1,053,424
1/31/20	$1,086,354	$1,165,596	$1,054,843
2/29/20	$1,087,899	$1,186,575	$1,056,175
3/31/20	$1,061,021	$1,179,592	$1,057,509
4/30/20	$1,075,289	$1,200,561	$1,058,376
5/31/20	$1,081,883	$1,206,151	$1,058,833
6/30/20	$1,088,203	$1,213,749	$1,058,937
7/31/20	$1,089,985	$1,231,878	$1,059,058
8/31/20	$1,091,504	$1,221,935	$1,059,176
9/30/20	$1,091,908	$1,221,265	$1,059,278
10/31/20	$1,092,244	$1,215,812	$1,059,369
11/30/20	$1,092,488	$1,227,742	$1,059,456
12/31/20	$1,093,837	$1,229,433	$1,059,538
1/31/21	$1,094,022	$1,220,618	$1,059,615
2/28/21	$1,094,211	$1,202,992	$1,059,676
3/31/21	$1,093,300	$1,187,971	$1,059,730
4/30/21	$1,093,547	$1,197,356	$1,059,766
5/31/21	$1,093,754	$1,201,268	$1,059,790
6/30/21	$1,093,960	$1,209,708	$1,059,806
7/31/21	$1,093,041	$1,223,233	$1,059,829
8/31/21	$1,093,206	$1,220,905	$1,059,862
9/30/21	$1,093,448	$1,210,334	$1,059,903
10/31/21	$1,092,638	$1,210,000	$1,059,941
11/30/21	$1,091,874	$1,213,580	$1,059,981
12/31/21	$1,091,192	$1,210,475	$1,060,025
1/31/22	$1,090,435	$1,184,396	$1,060,075
2/28/22	$1,087,591	$1,171,183	$1,060,155
3/31/22	$1,083,725	$1,138,645	$1,060,323
4/30/22	$1,081,170	$1,095,436	$1,060,623
5/31/22	$1,082,075	$1,102,499	$1,061,136
6/30/22	$1,077,794	$1,085,203	$1,061,852
7/31/22	$1,079,358	$1,111,719	$1,062,953
8/31/22	$1,083,225	$1,080,306	$1,064,534
9/30/22	$1,085,281	$1,033,630	$1,066,619
10/31/22	$1,085,238	$1,020,242	$1,069,261
11/30/22	$1,088,972	$1,057,762	$1,072,326
12/31/22	$1,095,758	$1,052,991	$1,075,945
1/31/23	$1,099,996	$1,085,385	$1,079,916
2/28/23	$1,105,738	$1,057,322	$1,083,683
3/31/23	$1,106,621	$1,084,180	$1,088,015
4/30/23	$1,111,583	$1,090,751	$1,092,346
5/31/23	$1,117,114	$1,078,874	$1,096,968
6/30/23	$1,123,052	$1,075,027	$1,101,639
7/31/23	$1,129,718	$1,074,277	$1,106,658
8/31/23	$1,134,557	$1,067,415	$1,111,804
9/30/23	$1,140,684	$1,040,290	$1,116,824
10/31/23	$1,145,571	$1,023,873	$1,122,085
11/30/23	$1,150,541	$1,070,241	$1,127,216
12/31/23	$1,156,159	$1,111,209	$1,132,519
1/31/24	$1,163,399	$1,108,157	$1,137,809
2/29/24	$1,168,257	$1,092,501	$1,142,751
3/31/24	$1,174,498	$1,102,589	$1,148,046
4/30/24	$1,180,713	$1,074,739	$1,153,200
5/31/24	$1,186,196	$1,092,959	$1,158,559
6/30/24	$1,190,931	$1,103,307	$1,163,774
7/31/24	$1,196,101	$1,129,077	$1,169,185
8/31/24	$1,202,696	$1,145,301	$1,174,577
9/30/24	$1,207,270	$1,160,636	$1,179,725
10/31/24	$1,212,140	$1,131,854	$1,184,817
11/30/24	$1,216,951	$1,143,821	$1,189,527
12/31/24	$1,221,824	$1,125,101	$1,194,204
1/31/25	$1,226,588	$1,131,070	$1,198,799
2/28/25	$1,230,881	$1,155,956	$1,202,884
3/31/25	$1,235,266	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.17%	3.09%	2.14%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS2196TSRAR_033125

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,668	$996,412	$1,000,016
5/31/15	$1,002,331	$994,012	$1,000,030
6/30/15	$1,003,116	$983,174	$1,000,041
7/31/15	$1,003,869	$990,008	$1,000,050
8/31/15	$1,003,519	$988,586	$1,000,075
9/30/15	$1,002,280	$995,273	$1,000,101
10/31/15	$1,004,073	$995,439	$1,000,125
11/30/15	$1,004,910	$992,809	$1,000,152
12/31/15	$1,005,067	$989,601	$1,000,229
1/31/16	$1,004,897	$1,003,219	$1,000,354
2/29/16	$1,005,873	$1,010,335	$1,000,534
3/31/16	$1,007,886	$1,019,605	$1,000,767
4/30/16	$1,010,002	$1,023,519	$1,001,004
5/31/16	$1,012,051	$1,023,781	$1,001,216
6/30/16	$1,012,139	$1,042,177	$1,001,416
7/31/16	$1,013,231	$1,048,765	$1,001,638
8/31/16	$1,015,365	$1,047,566	$1,001,877
9/30/16	$1,016,678	$1,046,952	$1,002,116
10/31/16	$1,019,756	$1,038,944	$1,002,369
11/30/16	$1,020,909	$1,014,369	$1,002,627
12/31/16	$1,022,439	$1,015,800	$1,002,938
1/31/17	$1,024,690	$1,017,793	$1,003,311
2/28/17	$1,025,880	$1,024,634	$1,003,703
3/31/17	$1,027,174	$1,024,097	$1,004,153
4/30/17	$1,028,415	$1,032,000	$1,004,663
5/31/17	$1,029,727	$1,039,943	$1,005,272
6/30/17	$1,032,140	$1,038,896	$1,005,984
7/31/17	$1,033,412	$1,043,367	$1,006,794
8/31/17	$1,034,800	$1,052,726	$1,007,683
9/30/17	$1,037,248	$1,047,712	$1,008,552
10/31/17	$1,039,632	$1,048,319	$1,009,463
11/30/17	$1,041,048	$1,046,973	$1,010,364
12/31/17	$1,042,070	$1,051,778	$1,011,376
1/31/18	$1,044,560	$1,039,665	$1,012,488
2/28/18	$1,046,099	$1,029,809	$1,013,578
3/31/18	$1,046,849	$1,036,414	$1,014,900
4/30/18	$1,049,694	$1,028,705	$1,016,269
5/31/18	$1,050,611	$1,036,047	$1,017,787
6/30/18	$1,052,736	$1,034,773	$1,019,327
7/31/18	$1,055,778	$1,035,019	$1,020,980
8/31/18	$1,058,098	$1,041,679	$1,022,701
9/30/18	$1,061,078	$1,034,971	$1,024,424
10/31/18	$1,062,208	$1,026,792	$1,026,288
11/30/18	$1,062,467	$1,032,921	$1,028,181
12/31/18	$1,062,696	$1,051,898	$1,030,216
1/31/19	$1,066,141	$1,063,068	$1,032,309
2/28/19	$1,069,636	$1,062,452	$1,034,221
3/31/19	$1,071,176	$1,082,853	$1,036,364
4/30/19	$1,073,697	$1,083,130	$1,038,451
5/31/19	$1,075,301	$1,102,358	$1,040,621
6/30/19	$1,077,575	$1,116,201	$1,042,721
7/31/19	$1,081,092	$1,118,657	$1,044,805
8/31/19	$1,083,593	$1,147,643	$1,046,791
9/30/19	$1,085,676	$1,141,531	$1,048,587
10/31/19	$1,087,839	$1,144,969	$1,050,362
11/30/19	$1,089,891	$1,144,386	$1,051,926
12/31/19	$1,090,785	$1,143,588	$1,053,424
1/31/20	$1,094,888	$1,165,596	$1,054,843
2/29/20	$1,096,561	$1,186,575	$1,056,175
3/31/20	$1,069,617	$1,179,592	$1,057,509
4/30/20	$1,084,125	$1,200,561	$1,058,376
5/31/20	$1,090,906	$1,206,151	$1,058,833
6/30/20	$1,097,411	$1,213,749	$1,058,937
7/31/20	$1,099,349	$1,231,878	$1,059,058
8/31/20	$1,101,012	$1,221,935	$1,059,176
9/30/20	$1,101,549	$1,221,265	$1,059,278
10/31/20	$1,102,047	$1,215,812	$1,059,369
11/30/20	$1,102,427	$1,227,742	$1,059,456
12/31/20	$1,103,944	$1,229,433	$1,059,538
1/31/21	$1,104,257	$1,220,618	$1,059,615
2/28/21	$1,104,578	$1,202,992	$1,059,676
3/31/21	$1,103,799	$1,187,971	$1,059,730
4/30/21	$1,104,194	$1,197,356	$1,059,766
5/31/21	$1,104,538	$1,201,268	$1,059,790
6/30/21	$1,104,883	$1,209,708	$1,059,806
7/31/21	$1,104,100	$1,223,233	$1,059,829
8/31/21	$1,104,405	$1,220,905	$1,059,862
9/30/21	$1,104,785	$1,210,334	$1,059,903
10/31/21	$1,104,106	$1,210,000	$1,059,941
11/30/21	$1,103,461	$1,213,580	$1,059,981
12/31/21	$1,102,920	$1,210,475	$1,060,025
1/31/22	$1,102,286	$1,184,396	$1,060,075
2/28/22	$1,099,535	$1,171,183	$1,060,155
3/31/22	$1,095,765	$1,138,645	$1,060,323
4/30/22	$1,093,321	$1,095,436	$1,060,623
5/31/22	$1,094,369	$1,102,499	$1,061,136
6/30/22	$1,090,185	$1,085,203	$1,061,852
7/31/22	$1,091,921	$1,111,719	$1,062,953
8/31/22	$1,095,964	$1,080,306	$1,064,534
9/30/22	$1,098,184	$1,033,630	$1,066,619
10/31/22	$1,098,273	$1,020,242	$1,069,261
11/30/22	$1,102,201	$1,057,762	$1,072,326
12/31/22	$1,109,203	$1,052,991	$1,075,945
1/31/23	$1,113,646	$1,085,385	$1,079,916
2/28/23	$1,119,573	$1,057,322	$1,083,683
3/31/23	$1,120,609	$1,084,180	$1,088,015
4/30/23	$1,125,773	$1,090,751	$1,092,346
5/31/23	$1,131,506	$1,078,874	$1,096,968
6/30/23	$1,137,656	$1,075,027	$1,101,639
7/31/23	$1,144,531	$1,074,277	$1,106,658
8/31/23	$1,149,567	$1,067,415	$1,111,804
9/30/23	$1,155,906	$1,040,290	$1,116,824
10/31/23	$1,160,989	$1,023,873	$1,122,085
11/30/23	$1,166,159	$1,070,241	$1,127,216
12/31/23	$1,171,995	$1,111,209	$1,132,519
1/31/24	$1,179,468	$1,108,157	$1,137,809
2/29/24	$1,184,526	$1,092,501	$1,142,751
3/31/24	$1,190,993	$1,102,589	$1,148,046
4/30/24	$1,197,431	$1,074,739	$1,153,200
5/31/24	$1,203,143	$1,092,959	$1,158,559
6/30/24	$1,208,075	$1,103,307	$1,163,774
7/31/24	$1,213,463	$1,129,077	$1,169,185
8/31/24	$1,220,302	$1,145,301	$1,174,577
9/30/24	$1,225,071	$1,160,636	$1,179,725
10/31/24	$1,230,151	$1,131,854	$1,184,817
11/30/24	$1,235,192	$1,143,821	$1,189,527
12/31/24	$1,240,288	$1,125,101	$1,194,204
1/31/25	$1,245,274	$1,131,070	$1,198,799
2/28/25	$1,249,767	$1,155,956	$1,202,884
3/31/25	$1,254,359	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.32%	3.24%	2.29%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS2066TSRAR_033125

Class M: PAMSX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class M shares (12/21/2015), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class M shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,668	$996,412	$1,000,016
5/31/15	$1,002,331	$994,012	$1,000,030
6/30/15	$1,003,116	$983,174	$1,000,041
7/31/15	$1,003,869	$990,008	$1,000,050
8/31/15	$1,003,519	$988,586	$1,000,075
9/30/15	$1,002,280	$995,273	$1,000,101
10/31/15	$1,004,073	$995,439	$1,000,125
11/30/15	$1,004,910	$992,809	$1,000,152
12/31/15	$1,005,070	$989,601	$1,000,229
1/31/16	$1,004,917	$1,003,219	$1,000,354
2/29/16	$1,005,891	$1,010,335	$1,000,534
3/31/16	$1,007,899	$1,019,605	$1,000,767
4/30/16	$1,009,987	$1,023,519	$1,001,004
5/31/16	$1,012,057	$1,023,781	$1,001,216
6/30/16	$1,012,161	$1,042,177	$1,001,416
7/31/16	$1,013,250	$1,048,765	$1,001,638
8/31/16	$1,015,389	$1,047,566	$1,001,877
9/30/16	$1,016,732	$1,046,952	$1,002,116
10/31/16	$1,019,801	$1,038,944	$1,002,369
11/30/16	$1,020,941	$1,014,369	$1,002,627
12/31/16	$1,022,469	$1,015,800	$1,002,938
1/31/17	$1,024,719	$1,017,793	$1,003,311
2/28/17	$1,025,891	$1,024,634	$1,003,703
3/31/17	$1,027,189	$1,024,097	$1,004,153
4/30/17	$1,028,415	$1,032,000	$1,004,663
5/31/17	$1,029,743	$1,039,943	$1,005,272
6/30/17	$1,032,165	$1,038,896	$1,005,984
7/31/17	$1,033,447	$1,043,367	$1,006,794
8/31/17	$1,034,853	$1,052,726	$1,007,683
9/30/17	$1,037,298	$1,047,712	$1,008,552
10/31/17	$1,039,677	$1,048,319	$1,009,463
11/30/17	$1,041,094	$1,046,973	$1,010,364
12/31/17	$1,042,123	$1,051,778	$1,011,376
1/31/18	$1,044,621	$1,039,665	$1,012,488
2/28/18	$1,046,165	$1,029,809	$1,013,578
3/31/18	$1,047,012	$1,036,414	$1,014,900
4/30/18	$1,049,859	$1,028,705	$1,016,269
5/31/18	$1,050,770	$1,036,047	$1,017,787
6/30/18	$1,052,895	$1,034,773	$1,019,327
7/31/18	$1,055,937	$1,035,019	$1,020,980
8/31/18	$1,058,257	$1,041,679	$1,022,701
9/30/18	$1,061,237	$1,034,971	$1,024,424
10/31/18	$1,062,367	$1,026,792	$1,026,288
11/30/18	$1,062,626	$1,032,921	$1,028,181
12/31/18	$1,062,855	$1,051,898	$1,030,216
1/31/19	$1,066,300	$1,063,068	$1,032,309
2/28/19	$1,069,796	$1,062,452	$1,034,221
3/31/19	$1,071,337	$1,082,853	$1,036,364
4/30/19	$1,073,858	$1,083,130	$1,038,451
5/31/19	$1,075,463	$1,102,358	$1,040,621
6/30/19	$1,077,738	$1,116,201	$1,042,721
7/31/19	$1,081,255	$1,118,657	$1,044,805
8/31/19	$1,083,756	$1,147,643	$1,046,791
9/30/19	$1,085,840	$1,141,531	$1,048,587
10/31/19	$1,088,003	$1,144,969	$1,050,362
11/30/19	$1,090,055	$1,144,386	$1,051,926
12/31/19	$1,090,950	$1,143,588	$1,053,424
1/31/20	$1,095,054	$1,165,596	$1,054,843
2/29/20	$1,096,727	$1,186,575	$1,056,175
3/31/20	$1,069,783	$1,179,592	$1,057,509
4/30/20	$1,084,293	$1,200,561	$1,058,376
5/31/20	$1,091,075	$1,206,151	$1,058,833
6/30/20	$1,097,581	$1,213,749	$1,058,937
7/31/20	$1,099,519	$1,231,878	$1,059,058
8/31/20	$1,101,182	$1,221,935	$1,059,176
9/30/20	$1,101,719	$1,221,265	$1,059,278
10/31/20	$1,102,217	$1,215,812	$1,059,369
11/30/20	$1,102,597	$1,227,742	$1,059,456
12/31/20	$1,104,115	$1,229,433	$1,059,538
1/31/21	$1,104,428	$1,220,618	$1,059,615
2/28/21	$1,104,747	$1,202,992	$1,059,676
3/31/21	$1,103,969	$1,187,971	$1,059,730
4/30/21	$1,104,364	$1,197,356	$1,059,766
5/31/21	$1,104,708	$1,201,268	$1,059,790
6/30/21	$1,105,053	$1,209,708	$1,059,806
7/31/21	$1,104,271	$1,223,233	$1,059,829
8/31/21	$1,104,575	$1,220,905	$1,059,862
9/30/21	$1,104,956	$1,210,334	$1,059,903
10/31/21	$1,104,279	$1,210,000	$1,059,941
11/30/21	$1,103,632	$1,213,580	$1,059,981
12/31/21	$1,103,093	$1,210,475	$1,060,025
1/31/22	$1,102,458	$1,184,396	$1,060,075
2/28/22	$1,099,706	$1,171,183	$1,060,155
3/31/22	$1,095,937	$1,138,645	$1,060,323
4/30/22	$1,093,492	$1,095,436	$1,060,623
5/31/22	$1,094,540	$1,102,499	$1,061,136
6/30/22	$1,090,355	$1,085,203	$1,061,852
7/31/22	$1,092,092	$1,111,719	$1,062,953
8/31/22	$1,096,137	$1,080,306	$1,064,534
9/30/22	$1,098,358	$1,033,630	$1,066,619
10/31/22	$1,098,446	$1,020,242	$1,069,261
11/30/22	$1,102,376	$1,057,762	$1,072,326
12/31/22	$1,109,379	$1,052,991	$1,075,945
1/31/23	$1,113,700	$1,085,385	$1,079,916
2/28/23	$1,116,621	$1,057,322	$1,083,683
3/31/23	$1,117,669	$1,084,180	$1,088,015
4/30/23	$1,122,815	$1,090,751	$1,092,346
5/31/23	$1,128,522	$1,078,874	$1,096,968
6/30/23	$1,134,635	$1,075,027	$1,101,639
7/31/23	$1,141,482	$1,074,277	$1,106,658
8/31/23	$1,146,497	$1,067,415	$1,111,804
9/30/23	$1,152,819	$1,040,290	$1,116,824
10/31/23	$1,157,881	$1,023,873	$1,122,085
11/30/23	$1,163,030	$1,070,241	$1,127,216
12/31/23	$1,168,839	$1,111,209	$1,132,519
1/31/24	$1,176,277	$1,108,157	$1,137,809
2/29/24	$1,181,319	$1,092,501	$1,142,751
3/31/24	$1,187,765	$1,102,589	$1,148,046
4/30/24	$1,194,184	$1,074,739	$1,153,200
5/31/24	$1,199,885	$1,092,959	$1,158,559
6/30/24	$1,204,803	$1,103,307	$1,163,774
7/31/24	$1,210,167	$1,129,077	$1,169,185
8/31/24	$1,216,993	$1,145,301	$1,174,577
9/30/24	$1,221,752	$1,160,636	$1,179,725
10/31/24	$1,226,837	$1,131,854	$1,184,817
11/30/24	$1,231,875	$1,143,821	$1,189,527
12/31/24	$1,236,968	$1,125,101	$1,194,204
1/31/25	$1,241,953	$1,131,070	$1,198,799
2/28/25	$1,246,451	$1,155,956	$1,202,884
3/31/25	$1,251,050	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	5.33%	3.18%	2.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PAMSX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS2163TSRAR_033125

I-2: PAIPX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,584	$996,412	$1,000,016
5/31/15	$1,002,163	$994,012	$1,000,030
6/30/15	$1,002,867	$983,174	$1,000,041
7/31/15	$1,003,528	$990,008	$1,000,050
8/31/15	$1,003,095	$988,586	$1,000,075
9/30/15	$1,001,774	$995,273	$1,000,101
10/31/15	$1,003,465	$995,439	$1,000,125
11/30/15	$1,004,223	$992,809	$1,000,152
12/31/15	$1,004,286	$989,601	$1,000,229
1/31/16	$1,004,034	$1,003,219	$1,000,354
2/29/16	$1,004,927	$1,010,335	$1,000,534
3/31/16	$1,006,858	$1,019,605	$1,000,767
4/30/16	$1,008,885	$1,023,519	$1,001,004
5/31/16	$1,010,849	$1,023,781	$1,001,216
6/30/16	$1,010,854	$1,042,177	$1,001,416
7/31/16	$1,011,859	$1,048,765	$1,001,638
8/31/16	$1,013,904	$1,047,566	$1,001,877
9/30/16	$1,015,124	$1,046,952	$1,002,116
10/31/16	$1,018,115	$1,038,944	$1,002,369
11/30/16	$1,019,180	$1,014,369	$1,002,627
12/31/16	$1,020,616	$1,015,800	$1,002,938
1/31/17	$1,022,783	$1,017,793	$1,003,311
2/28/17	$1,023,890	$1,024,634	$1,003,703
3/31/17	$1,025,090	$1,024,097	$1,004,153
4/30/17	$1,026,251	$1,032,000	$1,004,663
5/31/17	$1,027,474	$1,039,943	$1,005,272
6/30/17	$1,029,791	$1,038,896	$1,005,984
7/31/17	$1,030,978	$1,043,367	$1,006,794
8/31/17	$1,032,275	$1,052,726	$1,007,683
9/30/17	$1,034,629	$1,047,712	$1,008,552
10/31/17	$1,036,921	$1,048,319	$1,009,463
11/30/17	$1,038,249	$1,046,973	$1,010,364
12/31/17	$1,039,177	$1,051,778	$1,011,376
1/31/18	$1,041,574	$1,039,665	$1,012,488
2/28/18	$1,043,027	$1,029,809	$1,013,578
3/31/18	$1,043,684	$1,036,414	$1,014,900
4/30/18	$1,046,438	$1,028,705	$1,016,269
5/31/18	$1,047,264	$1,036,047	$1,017,787
6/30/18	$1,049,293	$1,034,773	$1,019,327
7/31/18	$1,052,239	$1,035,019	$1,020,980
8/31/18	$1,054,452	$1,041,679	$1,022,701
9/30/18	$1,057,344	$1,034,971	$1,024,424
10/31/18	$1,058,381	$1,026,792	$1,026,288
11/30/18	$1,058,547	$1,032,921	$1,028,181
12/31/18	$1,058,688	$1,051,898	$1,030,216
1/31/19	$1,062,032	$1,063,068	$1,032,309
2/28/19	$1,065,432	$1,062,452	$1,034,221
3/31/19	$1,066,877	$1,082,853	$1,036,364
4/30/19	$1,069,299	$1,083,130	$1,038,451
5/31/19	$1,070,808	$1,102,358	$1,040,621
6/30/19	$1,072,991	$1,116,201	$1,042,721
7/31/19	$1,076,400	$1,118,657	$1,044,805
8/31/19	$1,078,792	$1,147,643	$1,046,791
9/30/19	$1,080,784	$1,141,531	$1,048,587
10/31/19	$1,082,845	$1,144,969	$1,050,362
11/30/19	$1,084,795	$1,144,386	$1,051,926
12/31/19	$1,085,593	$1,143,588	$1,053,424
1/31/20	$1,089,583	$1,165,596	$1,054,843
2/29/20	$1,091,164	$1,186,575	$1,056,175
3/31/20	$1,064,269	$1,179,592	$1,057,509
4/30/20	$1,078,617	$1,200,561	$1,058,376
5/31/20	$1,085,271	$1,206,151	$1,058,833
6/30/20	$1,091,653	$1,213,749	$1,058,937
7/31/20	$1,093,481	$1,231,878	$1,059,058
8/31/20	$1,095,048	$1,221,935	$1,059,176
9/30/20	$1,095,492	$1,221,265	$1,059,278
10/31/20	$1,095,891	$1,215,812	$1,059,369
11/30/20	$1,096,182	$1,227,742	$1,059,456
12/31/20	$1,097,588	$1,229,433	$1,059,538
1/31/21	$1,097,815	$1,220,618	$1,059,615
2/28/21	$1,098,049	$1,202,992	$1,059,676
3/31/21	$1,097,181	$1,187,971	$1,059,730
4/30/21	$1,097,478	$1,197,356	$1,059,766
5/31/21	$1,097,732	$1,201,268	$1,059,790
6/30/21	$1,097,985	$1,209,708	$1,059,806
7/31/21	$1,097,110	$1,223,233	$1,059,829
8/31/21	$1,097,323	$1,220,905	$1,059,862
9/30/21	$1,097,610	$1,210,334	$1,059,903
10/31/21	$1,096,843	$1,210,000	$1,059,941
11/30/21	$1,096,111	$1,213,580	$1,059,981
12/31/21	$1,095,476	$1,210,475	$1,060,025
1/31/22	$1,094,756	$1,184,396	$1,060,075
2/28/22	$1,091,942	$1,171,183	$1,060,155
3/31/22	$1,088,106	$1,138,645	$1,060,323
4/30/22	$1,085,587	$1,095,436	$1,060,623
5/31/22	$1,086,538	$1,102,499	$1,061,136
6/30/22	$1,082,294	$1,085,203	$1,061,852
7/31/22	$1,083,925	$1,111,719	$1,062,953
8/31/22	$1,087,849	$1,080,306	$1,064,534
9/30/22	$1,089,957	$1,033,630	$1,066,619
10/31/22	$1,089,958	$1,020,242	$1,069,261
11/30/22	$1,093,768	$1,057,762	$1,072,326
12/31/22	$1,100,616	$1,052,991	$1,075,945
1/31/23	$1,104,937	$1,085,385	$1,079,916
2/28/23	$1,110,730	$1,057,322	$1,083,683
3/31/23	$1,111,658	$1,084,180	$1,088,015
4/30/23	$1,116,695	$1,090,751	$1,092,346
5/31/23	$1,122,287	$1,078,874	$1,096,968
6/30/23	$1,128,288	$1,075,027	$1,101,639
7/31/23	$1,135,018	$1,074,277	$1,106,658
8/31/23	$1,139,915	$1,067,415	$1,111,804
9/30/23	$1,146,105	$1,040,290	$1,116,824
10/31/23	$1,151,053	$1,023,873	$1,122,085
11/30/23	$1,156,083	$1,070,241	$1,127,216
12/31/23	$1,161,768	$1,111,209	$1,132,519
1/31/24	$1,169,080	$1,108,157	$1,137,809
2/29/24	$1,174,000	$1,092,501	$1,142,751
3/31/24	$1,180,311	$1,102,589	$1,148,046
4/30/24	$1,186,593	$1,074,739	$1,153,200
5/31/24	$1,192,145	$1,092,959	$1,158,559
6/30/24	$1,196,940	$1,103,307	$1,163,774
7/31/24	$1,202,176	$1,129,077	$1,169,185
8/31/24	$1,208,844	$1,145,301	$1,174,577
9/30/24	$1,213,476	$1,160,636	$1,179,725
10/31/24	$1,218,413	$1,131,854	$1,184,817
11/30/24	$1,223,303	$1,143,821	$1,189,527
12/31/24	$1,228,248	$1,125,101	$1,194,204
1/31/25	$1,233,078	$1,131,070	$1,198,799
2/28/25	$1,237,432	$1,155,956	$1,202,884
3/31/25	$1,241,885	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.22%	3.13%	2.19%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAIPX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2025

PIMS2070TSRAR_033125

Class A: PSHAX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,791	$9,964	$10,000
5/31/15	$9,819	$9,940	$10,000
6/30/15	$9,827	$9,832	$10,000
7/31/15	$9,826	$9,900	$10,001
8/31/15	$9,805	$9,886	$10,001
9/30/15	$9,755	$9,953	$10,001
10/31/15	$9,815	$9,954	$10,001
11/30/15	$9,827	$9,928	$10,002
12/31/15	$9,833	$9,896	$10,002
1/31/16	$9,794	$10,032	$10,004
2/29/16	$9,764	$10,103	$10,005
3/31/16	$9,797	$10,196	$10,008
4/30/16	$9,851	$10,235	$10,010
5/31/16	$9,914	$10,238	$10,012
6/30/16	$9,877	$10,422	$10,014
7/31/16	$9,912	$10,488	$10,016
8/31/16	$9,969	$10,476	$10,019
9/30/16	$9,981	$10,470	$10,021
10/31/16	$10,014	$10,389	$10,024
11/30/16	$10,039	$10,144	$10,026
12/31/16	$10,061	$10,158	$10,029
1/31/17	$10,079	$10,178	$10,033
2/28/17	$10,100	$10,246	$10,037
3/31/17	$10,113	$10,241	$10,042
4/30/17	$10,135	$10,320	$10,047
5/31/17	$10,137	$10,399	$10,053
6/30/17	$10,182	$10,389	$10,060
7/31/17	$10,183	$10,434	$10,068
8/31/17	$10,185	$10,527	$10,077
9/30/17	$10,229	$10,477	$10,086
10/31/17	$10,263	$10,483	$10,095
11/30/17	$10,288	$10,470	$10,104
12/31/17	$10,280	$10,518	$10,114
1/31/18	$10,292	$10,397	$10,125
2/28/18	$10,305	$10,298	$10,136
3/31/18	$10,300	$10,364	$10,149
4/30/18	$10,347	$10,287	$10,163
5/31/18	$10,355	$10,360	$10,178
6/30/18	$10,374	$10,348	$10,193
7/31/18	$10,402	$10,350	$10,210
8/31/18	$10,413	$10,417	$10,227
9/30/18	$10,451	$10,350	$10,244
10/31/18	$10,470	$10,268	$10,263
11/30/18	$10,459	$10,329	$10,282
12/31/18	$10,408	$10,519	$10,302
1/31/19	$10,459	$10,631	$10,323
2/28/19	$10,500	$10,625	$10,342
3/31/19	$10,512	$10,829	$10,364
4/30/19	$10,546	$10,831	$10,385
5/31/19	$10,548	$11,024	$10,406
6/30/19	$10,557	$11,162	$10,427
7/31/19	$10,610	$11,187	$10,448
8/31/19	$10,599	$11,476	$10,468
9/30/19	$10,628	$11,415	$10,486
10/31/19	$10,634	$11,450	$10,504
11/30/19	$10,653	$11,444	$10,519
12/31/19	$10,665	$11,436	$10,534
1/31/20	$10,736	$11,656	$10,548
2/29/20	$10,773	$11,866	$10,562
3/31/20	$10,435	$11,796	$10,575
4/30/20	$10,613	$12,006	$10,584
5/31/20	$10,703	$12,062	$10,588
6/30/20	$10,833	$12,137	$10,589
7/31/20	$10,852	$12,319	$10,591
8/31/20	$10,870	$12,219	$10,592
9/30/20	$10,898	$12,213	$10,593
10/31/20	$10,926	$12,158	$10,594
11/30/20	$10,908	$12,277	$10,595
12/31/20	$10,930	$12,294	$10,595
1/31/21	$10,955	$12,206	$10,596
2/28/21	$10,947	$12,030	$10,597
3/31/21	$10,951	$11,880	$10,597
4/30/21	$10,956	$11,974	$10,598
5/31/21	$10,959	$12,013	$10,598
6/30/21	$10,940	$12,097	$10,598
7/31/21	$10,932	$12,232	$10,598
8/31/21	$10,935	$12,209	$10,599
9/30/21	$10,949	$12,103	$10,599
10/31/21	$10,919	$12,100	$10,599
11/30/21	$10,900	$12,136	$10,600
12/31/21	$10,903	$12,105	$10,600
1/31/22	$10,895	$11,844	$10,601
2/28/22	$10,855	$11,712	$10,602
3/31/22	$10,781	$11,386	$10,603
4/30/22	$10,778	$10,954	$10,606
5/31/22	$10,765	$11,025	$10,611
6/30/22	$10,720	$10,852	$10,619
7/31/22	$10,712	$11,117	$10,630
8/31/22	$10,771	$10,803	$10,645
9/30/22	$10,777	$10,336	$10,666
10/31/22	$10,751	$10,202	$10,693
11/30/22	$10,775	$10,578	$10,723
12/31/22	$10,865	$10,530	$10,759
1/31/23	$10,915	$10,854	$10,799
2/28/23	$10,979	$10,573	$10,837
3/31/23	$10,968	$10,842	$10,880
4/30/23	$11,024	$10,908	$10,923
5/31/23	$11,086	$10,789	$10,970
6/30/23	$11,153	$10,750	$11,016
7/31/23	$11,217	$10,743	$11,067
8/31/23	$11,274	$10,674	$11,118
9/30/23	$11,344	$10,403	$11,168
10/31/23	$11,402	$10,239	$11,221
11/30/23	$11,437	$10,702	$11,272
12/31/23	$11,497	$11,112	$11,325
1/31/24	$11,567	$11,082	$11,378
2/29/24	$11,638	$10,925	$11,428
3/31/24	$11,699	$11,026	$11,480
4/30/24	$11,760	$10,747	$11,532
5/31/24	$11,826	$10,930	$11,586
6/30/24	$11,860	$11,033	$11,638
7/31/24	$11,910	$11,291	$11,692
8/31/24	$11,964	$11,453	$11,746
9/30/24	$12,010	$11,606	$11,797
10/31/24	$12,070	$11,319	$11,848
11/30/24	$12,131	$11,438	$11,895
12/31/24	$12,204	$11,251	$11,942
1/31/25	$12,265	$11,311	$11,988
2/28/25	$12,297	$11,560	$12,029
3/31/25	$12,329	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.39%	3.39%	2.35%
Class A (including sales charge)	3.02%	2.92%	2.12%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSHAX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS4002TSRAR_033125

Administrative Class: PSFAX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	0.74%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,629	$996,412	$1,000,016
5/31/15	$1,004,463	$994,012	$1,000,030
6/30/15	$1,005,310	$983,174	$1,000,041
7/31/15	$1,005,200	$990,008	$1,000,050
8/31/15	$1,003,113	$988,586	$1,000,075
9/30/15	$997,939	$995,273	$1,000,101
10/31/15	$1,004,107	$995,439	$1,000,125
11/30/15	$1,005,288	$992,809	$1,000,152
12/31/15	$1,005,926	$989,601	$1,000,229
1/31/16	$1,001,919	$1,003,219	$1,000,354
2/29/16	$998,870	$1,010,335	$1,000,534
3/31/16	$1,002,214	$1,019,605	$1,000,767
4/30/16	$1,007,789	$1,023,519	$1,001,004
5/31/16	$1,014,201	$1,023,781	$1,001,216
6/30/16	$1,010,408	$1,042,177	$1,001,416
7/31/16	$1,014,050	$1,048,765	$1,001,638
8/31/16	$1,019,792	$1,047,566	$1,001,877
9/30/16	$1,021,035	$1,046,952	$1,002,116
10/31/16	$1,024,416	$1,038,944	$1,002,369
11/30/16	$1,027,018	$1,014,369	$1,002,627
12/31/16	$1,029,212	$1,015,800	$1,002,938
1/31/17	$1,031,135	$1,017,793	$1,003,311
2/28/17	$1,033,298	$1,024,634	$1,003,703
3/31/17	$1,034,556	$1,024,097	$1,004,153
4/30/17	$1,036,811	$1,032,000	$1,004,663
5/31/17	$1,037,031	$1,039,943	$1,005,272
6/30/17	$1,041,615	$1,038,896	$1,005,984
7/31/17	$1,041,765	$1,043,367	$1,006,794
8/31/17	$1,041,990	$1,052,726	$1,007,683
9/30/17	$1,046,411	$1,047,712	$1,008,552
10/31/17	$1,049,896	$1,048,319	$1,009,463
11/30/17	$1,052,479	$1,046,973	$1,010,364
12/31/17	$1,051,621	$1,051,778	$1,011,376
1/31/18	$1,052,850	$1,039,665	$1,012,488
2/28/18	$1,054,231	$1,029,809	$1,013,578
3/31/18	$1,053,722	$1,036,414	$1,014,900
4/30/18	$1,058,541	$1,028,705	$1,016,269
5/31/18	$1,059,371	$1,036,047	$1,017,787
6/30/18	$1,061,272	$1,034,773	$1,019,327
7/31/18	$1,064,166	$1,035,019	$1,020,980
8/31/18	$1,065,298	$1,041,679	$1,022,701
9/30/18	$1,069,184	$1,034,971	$1,024,424
10/31/18	$1,071,100	$1,026,792	$1,026,288
11/30/18	$1,070,018	$1,032,921	$1,028,181
12/31/18	$1,064,790	$1,051,898	$1,030,216
1/31/19	$1,069,950	$1,063,068	$1,032,309
2/28/19	$1,074,122	$1,062,452	$1,034,221
3/31/19	$1,075,422	$1,082,853	$1,036,364
4/30/19	$1,078,848	$1,083,130	$1,038,451
5/31/19	$1,079,053	$1,102,358	$1,040,621
6/30/19	$1,080,024	$1,116,201	$1,042,721
7/31/19	$1,085,464	$1,118,657	$1,044,805
8/31/19	$1,084,293	$1,147,643	$1,046,791
9/30/19	$1,087,214	$1,141,531	$1,048,587
10/31/19	$1,087,916	$1,144,969	$1,050,362
11/30/19	$1,089,792	$1,144,386	$1,051,926
12/31/19	$1,091,050	$1,143,588	$1,053,424
1/31/20	$1,098,340	$1,165,596	$1,054,843
2/29/20	$1,102,060	$1,186,575	$1,056,175
3/31/20	$1,067,563	$1,179,592	$1,057,509
4/30/20	$1,085,764	$1,200,561	$1,058,376
5/31/20	$1,094,895	$1,206,151	$1,058,833
6/30/20	$1,108,270	$1,213,749	$1,058,937
7/31/20	$1,110,217	$1,231,878	$1,059,058
8/31/20	$1,112,000	$1,221,935	$1,059,176
9/30/20	$1,114,911	$1,221,265	$1,059,278
10/31/20	$1,117,724	$1,215,812	$1,059,369
11/30/20	$1,115,951	$1,227,742	$1,059,456
12/31/20	$1,118,120	$1,229,433	$1,059,538
1/31/21	$1,120,694	$1,220,618	$1,059,615
2/28/21	$1,119,936	$1,202,992	$1,059,676
3/31/21	$1,120,340	$1,187,971	$1,059,730
4/30/21	$1,120,785	$1,197,356	$1,059,766
5/31/21	$1,121,145	$1,201,268	$1,059,790
6/30/21	$1,119,202	$1,209,708	$1,059,806
7/31/21	$1,118,374	$1,223,233	$1,059,829
8/31/21	$1,118,656	$1,220,905	$1,059,862
9/30/21	$1,120,108	$1,210,334	$1,059,903
10/31/21	$1,117,005	$1,210,000	$1,059,941
11/30/21	$1,115,052	$1,213,580	$1,059,981
12/31/21	$1,115,416	$1,210,475	$1,060,025
1/31/22	$1,114,581	$1,184,396	$1,060,075
2/28/22	$1,110,436	$1,171,183	$1,060,155
3/31/22	$1,102,939	$1,138,645	$1,060,323
4/30/22	$1,102,608	$1,095,436	$1,060,623
5/31/22	$1,101,261	$1,102,499	$1,061,136
6/30/22	$1,096,695	$1,085,203	$1,061,852
7/31/22	$1,095,813	$1,111,719	$1,062,953
8/31/22	$1,101,875	$1,080,306	$1,064,534
9/30/22	$1,102,516	$1,033,630	$1,066,619
10/31/22	$1,099,870	$1,020,242	$1,069,261
11/30/22	$1,102,324	$1,057,762	$1,072,326
12/31/22	$1,111,528	$1,052,991	$1,075,945
1/31/23	$1,116,642	$1,085,385	$1,079,916
2/28/23	$1,123,186	$1,057,322	$1,083,683
3/31/23	$1,122,045	$1,084,180	$1,088,015
4/30/23	$1,127,756	$1,090,751	$1,092,346
5/31/23	$1,134,138	$1,078,874	$1,096,968
6/30/23	$1,140,971	$1,075,027	$1,101,639
7/31/23	$1,147,512	$1,074,277	$1,106,658
8/31/23	$1,153,303	$1,067,415	$1,111,804
9/30/23	$1,160,482	$1,040,290	$1,116,824
10/31/23	$1,166,410	$1,023,873	$1,122,085
11/30/23	$1,170,013	$1,070,241	$1,127,216
12/31/23	$1,176,208	$1,111,209	$1,132,519
1/31/24	$1,183,358	$1,108,157	$1,137,809
2/29/24	$1,190,550	$1,092,501	$1,142,751
3/31/24	$1,196,777	$1,102,589	$1,148,046
4/30/24	$1,203,035	$1,074,739	$1,153,200
5/31/24	$1,209,798	$1,092,959	$1,158,559
6/30/24	$1,213,320	$1,103,307	$1,163,774
7/31/24	$1,218,455	$1,129,077	$1,169,185
8/31/24	$1,223,911	$1,145,301	$1,174,577
9/30/24	$1,228,625	$1,160,636	$1,179,725
10/31/24	$1,234,826	$1,131,854	$1,184,817
11/30/24	$1,241,046	$1,143,821	$1,189,527
12/31/24	$1,248,518	$1,125,101	$1,194,204
1/31/25	$1,254,708	$1,131,070	$1,198,799
2/28/25	$1,257,953	$1,155,956	$1,202,884
3/31/25	$1,261,277	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.39%	3.39%	2.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PSFAX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS0437TSRAR_033125

Class C: PFTCX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,014	$9,964	$10,000
5/31/15	$10,040	$9,940	$10,000
6/30/15	$10,046	$9,832	$10,000
7/31/15	$10,042	$9,900	$10,001
8/31/15	$10,019	$9,886	$10,001
9/30/15	$9,964	$9,953	$10,001
10/31/15	$10,023	$9,954	$10,001
11/30/15	$10,033	$9,928	$10,002
12/31/15	$10,036	$9,896	$10,002
1/31/16	$9,994	$10,032	$10,004
2/29/16	$9,961	$10,103	$10,005
3/31/16	$9,992	$10,196	$10,008
4/30/16	$10,045	$10,235	$10,010
5/31/16	$10,107	$10,238	$10,012
6/30/16	$10,066	$10,422	$10,014
7/31/16	$10,100	$10,488	$10,016
8/31/16	$10,155	$10,476	$10,019
9/30/16	$10,164	$10,470	$10,021
10/31/16	$10,196	$10,389	$10,024
11/30/16	$10,219	$10,144	$10,026
12/31/16	$10,238	$10,158	$10,029
1/31/17	$10,255	$10,178	$10,033
2/28/17	$10,274	$10,246	$10,037
3/31/17	$10,284	$10,241	$10,042
4/30/17	$10,304	$10,320	$10,047
5/31/17	$10,303	$10,399	$10,053
6/30/17	$10,346	$10,389	$10,060
7/31/17	$10,345	$10,434	$10,068
8/31/17	$10,345	$10,527	$10,077
9/30/17	$10,386	$10,477	$10,086
10/31/17	$10,418	$10,483	$10,095
11/30/17	$10,441	$10,470	$10,104
12/31/17	$10,430	$10,518	$10,114
1/31/18	$10,439	$10,397	$10,125
2/28/18	$10,451	$10,298	$10,136
3/31/18	$10,443	$10,364	$10,149
4/30/18	$10,488	$10,287	$10,163
5/31/18	$10,494	$10,360	$10,178
6/30/18	$10,510	$10,348	$10,193
7/31/18	$10,536	$10,350	$10,210
8/31/18	$10,544	$10,417	$10,227
9/30/18	$10,580	$10,350	$10,244
10/31/18	$10,597	$10,268	$10,263
11/30/18	$10,583	$10,329	$10,282
12/31/18	$10,529	$10,519	$10,302
1/31/19	$10,578	$10,631	$10,323
2/28/19	$10,616	$10,625	$10,342
3/31/19	$10,626	$10,829	$10,364
4/30/19	$10,658	$10,831	$10,385
5/31/19	$10,657	$11,024	$10,406
6/30/19	$10,664	$11,162	$10,427
7/31/19	$10,715	$11,187	$10,448
8/31/19	$10,701	$11,476	$10,468
9/30/19	$10,727	$11,415	$10,486
10/31/19	$10,731	$11,450	$10,504
11/30/19	$10,747	$11,444	$10,519
12/31/19	$10,757	$11,436	$10,534
1/31/20	$10,826	$11,656	$10,548
2/29/20	$10,860	$11,866	$10,562
3/31/20	$10,517	$11,796	$10,575
4/30/20	$10,694	$12,006	$10,584
5/31/20	$10,781	$12,062	$10,588
6/30/20	$10,910	$12,137	$10,589
7/31/20	$10,926	$12,319	$10,591
8/31/20	$10,941	$12,219	$10,592
9/30/20	$10,967	$12,213	$10,593
10/31/20	$10,992	$12,158	$10,594
11/30/20	$10,972	$12,277	$10,595
12/31/20	$10,990	$12,294	$10,595
1/31/21	$11,013	$12,206	$10,596
2/28/21	$11,003	$12,030	$10,597
3/31/21	$11,004	$11,880	$10,597
4/30/21	$11,006	$11,974	$10,598
5/31/21	$11,007	$12,013	$10,598
6/30/21	$10,985	$12,097	$10,598
7/31/21	$10,974	$12,232	$10,598
8/31/21	$10,974	$12,209	$10,599
9/30/21	$10,985	$12,103	$10,599
10/31/21	$10,952	$12,100	$10,599
11/30/21	$10,930	$12,136	$10,600
12/31/21	$10,931	$12,105	$10,600
1/31/22	$10,920	$11,844	$10,601
2/28/22	$10,877	$11,712	$10,602
3/31/22	$10,801	$11,386	$10,603
4/30/22	$10,795	$10,954	$10,606
5/31/22	$10,779	$11,025	$10,611
6/30/22	$10,732	$10,852	$10,619
7/31/22	$10,720	$11,117	$10,630
8/31/22	$10,777	$10,803	$10,645
9/30/22	$10,780	$10,336	$10,666
10/31/22	$10,752	$10,202	$10,693
11/30/22	$10,773	$10,578	$10,723
12/31/22	$10,860	$10,530	$10,759
1/31/23	$10,908	$10,854	$10,799
2/28/23	$10,969	$10,573	$10,837
3/31/23	$10,955	$10,842	$10,880
4/30/23	$11,008	$10,908	$10,923
5/31/23	$11,068	$10,789	$10,970
6/30/23	$11,131	$10,750	$11,016
7/31/23	$11,193	$10,743	$11,067
8/31/23	$11,246	$10,674	$11,118
9/30/23	$11,313	$10,403	$11,168
10/31/23	$11,368	$10,239	$11,221
11/30/23	$11,401	$10,702	$11,272
12/31/23	$11,458	$11,112	$11,325
1/31/24	$11,525	$11,082	$11,378
2/29/24	$11,592	$10,925	$11,428
3/31/24	$11,650	$11,026	$11,480
4/30/24	$11,708	$10,747	$11,532
5/31/24	$11,771	$10,930	$11,586
6/30/24	$11,802	$11,033	$11,638
7/31/24	$11,849	$11,291	$11,692
8/31/24	$11,899	$11,453	$11,746
9/30/24	$11,942	$11,606	$11,797
10/31/24	$11,999	$11,319	$11,848
11/30/24	$12,057	$11,438	$11,895
12/31/24	$12,126	$11,251	$11,942
1/31/25	$12,183	$11,311	$11,988
2/28/25	$12,212	$11,560	$12,029
3/31/25	$12,241	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.08%	3.08%	2.04%
Class C (including sales charge)	4.08%	3.08%	2.04%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFTCX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS4202TSRAR_033125

I-3: PTSNX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$66	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,711	$996,412	$1,000,016
5/31/15	$1,004,629	$994,012	$1,000,030
6/30/15	$1,005,558	$983,174	$1,000,041
7/31/15	$1,005,547	$990,008	$1,000,050
8/31/15	$1,003,532	$988,586	$1,000,075
9/30/15	$998,437	$995,273	$1,000,101
10/31/15	$1,004,700	$995,439	$1,000,125
11/30/15	$1,005,956	$992,809	$1,000,152
12/31/15	$1,006,703	$989,601	$1,000,229
1/31/16	$1,002,756	$1,003,219	$1,000,354
2/29/16	$999,784	$1,010,335	$1,000,534
3/31/16	$1,003,216	$1,019,605	$1,000,767
4/30/16	$1,008,886	$1,023,519	$1,001,004
5/31/16	$1,015,385	$1,023,781	$1,001,216
6/30/16	$1,011,671	$1,042,177	$1,001,416
7/31/16	$1,015,404	$1,048,765	$1,001,638
8/31/16	$1,021,239	$1,047,566	$1,001,877
9/30/16	$1,022,582	$1,046,952	$1,002,116
10/31/16	$1,026,038	$1,038,944	$1,002,369
11/30/16	$1,028,732	$1,014,369	$1,002,627
12/31/16	$1,031,032	$1,015,800	$1,002,938
1/31/17	$1,033,032	$1,017,793	$1,003,311
2/28/17	$1,035,276	$1,024,634	$1,003,703
3/31/17	$1,036,639	$1,024,097	$1,004,153
4/30/17	$1,038,970	$1,032,000	$1,004,663
5/31/17	$1,039,279	$1,039,943	$1,005,272
6/30/17	$1,043,972	$1,038,896	$1,005,984
7/31/17	$1,044,197	$1,043,367	$1,006,794
8/31/17	$1,044,511	$1,052,726	$1,007,683
9/30/17	$1,049,036	$1,047,712	$1,008,552
10/31/17	$1,052,612	$1,048,319	$1,009,463
11/30/17	$1,055,289	$1,046,973	$1,010,364
12/31/17	$1,054,524	$1,051,778	$1,011,376
1/31/18	$1,055,840	$1,039,665	$1,012,488
2/28/18	$1,057,306	$1,029,809	$1,013,578
3/31/18	$1,056,893	$1,036,414	$1,014,900
4/30/18	$1,061,814	$1,028,705	$1,016,269
5/31/18	$1,062,742	$1,036,047	$1,017,787
6/30/18	$1,064,757	$1,034,773	$1,019,327
7/31/18	$1,067,756	$1,035,019	$1,020,980
8/31/18	$1,068,995	$1,041,679	$1,022,701
9/30/18	$1,072,980	$1,034,971	$1,024,424
10/31/18	$1,075,012	$1,026,792	$1,026,288
11/30/18	$1,074,021	$1,032,921	$1,028,181
12/31/18	$1,068,861	$1,051,898	$1,030,216
1/31/19	$1,074,133	$1,063,068	$1,032,309
2/28/19	$1,078,408	$1,062,452	$1,034,221
3/31/19	$1,079,808	$1,082,853	$1,036,364
4/30/19	$1,083,339	$1,083,130	$1,038,451
5/31/19	$1,083,640	$1,102,358	$1,040,621
6/30/19	$1,084,698	$1,116,201	$1,042,721
7/31/19	$1,090,258	$1,118,657	$1,044,805
8/31/19	$1,089,183	$1,147,643	$1,046,791
9/30/19	$1,092,203	$1,141,531	$1,048,587
10/31/19	$1,093,002	$1,144,969	$1,050,362
11/30/19	$1,094,982	$1,144,386	$1,051,926
12/31/19	$1,096,339	$1,143,588	$1,053,424
1/31/20	$1,103,765	$1,165,596	$1,054,843
2/29/20	$1,107,592	$1,186,575	$1,056,175
3/31/20	$1,072,993	$1,179,592	$1,057,509
4/30/20	$1,091,384	$1,200,561	$1,058,376
5/31/20	$1,100,653	$1,206,151	$1,058,833
6/30/20	$1,114,199	$1,213,749	$1,058,937
7/31/20	$1,116,261	$1,231,878	$1,059,058
8/31/20	$1,118,143	$1,221,935	$1,059,176
9/30/20	$1,121,165	$1,221,265	$1,059,278
10/31/20	$1,124,094	$1,215,812	$1,059,369
11/30/20	$1,122,400	$1,227,742	$1,059,456
12/31/20	$1,124,686	$1,229,433	$1,059,538
1/31/21	$1,127,364	$1,220,618	$1,059,615
2/28/21	$1,126,688	$1,202,992	$1,059,676
3/31/21	$1,127,191	$1,187,971	$1,059,730
4/30/21	$1,127,739	$1,197,356	$1,059,766
5/31/21	$1,128,191	$1,201,268	$1,059,790
6/30/21	$1,126,328	$1,209,708	$1,059,806
7/31/21	$1,125,595	$1,223,233	$1,059,829
8/31/21	$1,125,970	$1,220,905	$1,059,862
9/30/21	$1,127,525	$1,210,334	$1,059,903
10/31/21	$1,124,496	$1,210,000	$1,059,941
11/30/21	$1,122,622	$1,213,580	$1,059,981
12/31/21	$1,123,090	$1,210,475	$1,060,025
1/31/22	$1,122,338	$1,184,396	$1,060,075
2/28/22	$1,118,249	$1,171,183	$1,060,155
3/31/22	$1,110,794	$1,138,645	$1,060,323
4/30/22	$1,110,554	$1,095,436	$1,060,623
5/31/22	$1,109,289	$1,102,499	$1,061,136
6/30/22	$1,104,780	$1,085,203	$1,061,852
7/31/22	$1,103,986	$1,111,719	$1,062,953
8/31/22	$1,110,192	$1,080,306	$1,064,534
9/30/22	$1,110,937	$1,033,630	$1,066,619
10/31/22	$1,108,357	$1,020,242	$1,069,261
11/30/22	$1,110,922	$1,057,762	$1,072,326
12/31/22	$1,120,309	$1,052,991	$1,075,945
1/31/23	$1,125,561	$1,085,385	$1,079,916
2/28/23	$1,132,255	$1,057,322	$1,083,683
3/31/23	$1,131,211	$1,084,180	$1,088,015
4/30/23	$1,137,061	$1,090,751	$1,092,346
5/31/23	$1,143,601	$1,078,874	$1,096,968
6/30/23	$1,150,603	$1,075,027	$1,101,639
7/31/23	$1,157,305	$1,074,277	$1,106,658
8/31/23	$1,163,253	$1,067,415	$1,111,804
9/30/23	$1,170,606	$1,040,290	$1,116,824
10/31/23	$1,176,693	$1,023,873	$1,122,085
11/30/23	$1,180,436	$1,070,241	$1,127,216
12/31/23	$1,186,800	$1,111,209	$1,132,519
1/31/24	$1,194,124	$1,108,157	$1,137,809
2/29/24	$1,201,488	$1,092,501	$1,142,751
3/31/24	$1,207,888	$1,102,589	$1,148,046
4/30/24	$1,214,314	$1,074,739	$1,153,200
5/31/24	$1,221,267	$1,092,959	$1,158,559
6/30/24	$1,224,926	$1,103,307	$1,163,774
7/31/24	$1,230,225	$1,129,077	$1,169,185
8/31/24	$1,235,863	$1,145,301	$1,174,577
9/30/24	$1,240,731	$1,160,636	$1,179,725
10/31/24	$1,247,106	$1,131,854	$1,184,817
11/30/24	$1,253,506	$1,143,821	$1,189,527
12/31/24	$1,261,174	$1,125,101	$1,194,204
1/31/25	$1,267,551	$1,131,070	$1,198,799
2/28/25	$1,270,931	$1,155,956	$1,202,884
3/31/25	$1,274,394	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.51%	3.50%	2.45%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTSNX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS2197TSRAR_033125

Institutional Class: PTSHX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,834	$996,412	$1,000,016
5/31/15	$1,004,881	$994,012	$1,000,030
6/30/15	$1,005,934	$983,174	$1,000,041
7/31/15	$1,006,051	$990,008	$1,000,050
8/31/15	$1,004,163	$988,586	$1,000,075
9/30/15	$999,188	$995,273	$1,000,101
10/31/15	$1,005,584	$995,439	$1,000,125
11/30/15	$1,006,965	$992,809	$1,000,152
12/31/15	$1,007,840	$989,601	$1,000,229
1/31/16	$1,004,017	$1,003,219	$1,000,354
2/29/16	$1,001,159	$1,010,335	$1,000,534
3/31/16	$1,004,724	$1,019,605	$1,000,767
4/30/16	$1,010,526	$1,023,519	$1,001,004
5/31/16	$1,017,164	$1,023,781	$1,001,216
6/30/16	$1,013,568	$1,042,177	$1,001,416
7/31/16	$1,017,437	$1,048,765	$1,001,638
8/31/16	$1,023,413	$1,047,566	$1,001,877
9/30/16	$1,024,885	$1,046,952	$1,002,116
10/31/16	$1,028,480	$1,038,944	$1,002,369
11/30/16	$1,031,307	$1,014,369	$1,002,627
12/31/16	$1,033,743	$1,015,800	$1,002,938
1/31/17	$1,035,880	$1,017,793	$1,003,311
2/28/17	$1,038,250	$1,024,634	$1,003,703
3/31/17	$1,039,749	$1,024,097	$1,004,153
4/30/17	$1,042,216	$1,032,000	$1,004,663
5/31/17	$1,042,658	$1,039,943	$1,005,272
6/30/17	$1,047,494	$1,038,896	$1,005,984
7/31/17	$1,047,854	$1,043,367	$1,006,794
8/31/17	$1,048,302	$1,052,726	$1,007,683
9/30/17	$1,052,973	$1,047,712	$1,008,552
10/31/17	$1,056,697	$1,048,319	$1,009,463
11/30/17	$1,059,514	$1,046,973	$1,010,364
12/31/17	$1,058,882	$1,051,778	$1,011,376
1/31/18	$1,060,338	$1,039,665	$1,012,488
2/28/18	$1,061,932	$1,029,809	$1,013,578
3/31/18	$1,061,653	$1,036,414	$1,014,900
4/30/18	$1,066,719	$1,028,705	$1,016,269
5/31/18	$1,067,784	$1,036,047	$1,017,787
6/30/18	$1,069,927	$1,034,773	$1,019,327
7/31/18	$1,073,064	$1,035,019	$1,020,980
8/31/18	$1,074,455	$1,041,679	$1,022,701
9/30/18	$1,078,574	$1,034,971	$1,024,424
10/31/18	$1,080,734	$1,026,792	$1,026,288
11/30/18	$1,079,880	$1,032,921	$1,028,181
12/31/18	$1,074,825	$1,051,898	$1,030,216
1/31/19	$1,080,255	$1,063,068	$1,032,309
2/28/19	$1,084,674	$1,062,452	$1,034,221
3/31/19	$1,086,217	$1,082,853	$1,036,364
4/30/19	$1,089,900	$1,083,130	$1,038,451
5/31/19	$1,090,345	$1,102,358	$1,040,621
6/30/19	$1,091,535	$1,116,201	$1,042,721
7/31/19	$1,097,264	$1,118,657	$1,044,805
8/31/19	$1,096,330	$1,147,643	$1,046,791
9/30/19	$1,099,493	$1,141,531	$1,048,587
10/31/19	$1,100,435	$1,144,969	$1,050,362
11/30/19	$1,102,567	$1,144,386	$1,051,926
12/31/19	$1,104,073	$1,143,588	$1,053,424
1/31/20	$1,111,691	$1,165,596	$1,054,843
2/29/20	$1,115,670	$1,186,575	$1,056,175
3/31/20	$1,080,969	$1,179,592	$1,057,509
4/30/20	$1,099,623	$1,200,561	$1,058,376
5/31/20	$1,109,105	$1,206,151	$1,058,833
6/30/20	$1,122,884	$1,213,749	$1,058,937
7/31/20	$1,125,113	$1,231,878	$1,059,058
8/31/20	$1,127,144	$1,221,935	$1,059,176
9/30/20	$1,130,328	$1,221,265	$1,059,278
10/31/20	$1,133,429	$1,215,812	$1,059,369
11/30/20	$1,131,855	$1,227,742	$1,059,456
12/31/20	$1,134,319	$1,229,433	$1,059,538
1/31/21	$1,137,149	$1,220,618	$1,059,615
2/28/21	$1,136,598	$1,202,992	$1,059,676
3/31/21	$1,137,249	$1,187,971	$1,059,730
4/30/21	$1,137,951	$1,197,356	$1,059,766
5/31/21	$1,138,542	$1,201,268	$1,059,790
6/30/21	$1,136,803	$1,209,708	$1,059,806
7/31/21	$1,136,212	$1,223,233	$1,059,829
8/31/21	$1,136,732	$1,220,905	$1,059,862
9/30/21	$1,138,441	$1,210,334	$1,059,903
10/31/21	$1,135,529	$1,210,000	$1,059,941
11/30/21	$1,133,776	$1,213,580	$1,059,981
12/31/21	$1,134,402	$1,210,475	$1,060,025
1/31/22	$1,133,780	$1,184,396	$1,060,075
2/28/22	$1,129,779	$1,171,183	$1,060,155
3/31/22	$1,122,394	$1,138,645	$1,060,323
4/30/22	$1,122,293	$1,095,436	$1,060,623
5/31/22	$1,121,153	$1,102,499	$1,061,136
6/30/22	$1,116,734	$1,085,203	$1,061,852
7/31/22	$1,116,073	$1,111,719	$1,062,953
8/31/22	$1,122,484	$1,080,306	$1,064,534
9/30/22	$1,123,383	$1,033,630	$1,066,619
10/31/22	$1,120,910	$1,020,242	$1,069,261
11/30/22	$1,123,640	$1,057,762	$1,072,326
12/31/22	$1,133,277	$1,052,991	$1,075,945
1/31/23	$1,138,716	$1,085,385	$1,079,916
2/28/23	$1,145,608	$1,057,322	$1,083,683
3/31/23	$1,144,703	$1,084,180	$1,088,015
4/30/23	$1,150,748	$1,090,751	$1,092,346
5/31/23	$1,157,505	$1,078,874	$1,096,968
6/30/23	$1,164,732	$1,075,027	$1,101,639
7/31/23	$1,171,640	$1,074,277	$1,106,658
8/31/23	$1,177,802	$1,067,415	$1,111,804
9/30/23	$1,185,383	$1,040,290	$1,116,824
10/31/23	$1,191,681	$1,023,873	$1,122,085
11/30/23	$1,195,606	$1,070,241	$1,127,216
12/31/23	$1,202,199	$1,111,209	$1,132,519
1/31/24	$1,209,755	$1,108,157	$1,137,809
2/29/24	$1,217,347	$1,092,501	$1,142,751
3/31/24	$1,223,973	$1,102,589	$1,148,046
4/30/24	$1,230,625	$1,074,739	$1,153,200
5/31/24	$1,237,821	$1,092,959	$1,158,559
6/30/24	$1,241,661	$1,103,307	$1,163,774
7/31/24	$1,247,181	$1,129,077	$1,169,185
8/31/24	$1,253,048	$1,145,301	$1,174,577
9/30/24	$1,258,116	$1,160,636	$1,179,725
10/31/24	$1,264,733	$1,131,854	$1,184,817
11/30/24	$1,271,372	$1,143,821	$1,189,527
12/31/24	$1,279,297	$1,125,101	$1,194,204
1/31/25	$1,285,920	$1,131,070	$1,198,799
2/28/25	$1,289,492	$1,155,956	$1,202,884
3/31/25	$1,293,155	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	3.65%	2.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSHX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS0037TSRAR_033125

I-2: PTSPX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$61	0.59%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,752	$996,412	$1,000,016
5/31/15	$1,004,714	$994,012	$1,000,030
6/30/15	$1,005,685	$983,174	$1,000,041
7/31/15	$1,005,712	$990,008	$1,000,050
8/31/15	$1,003,740	$988,586	$1,000,075
9/30/15	$998,685	$995,273	$1,000,101
10/31/15	$1,004,989	$995,439	$1,000,125
11/30/15	$1,006,290	$992,809	$1,000,152
12/31/15	$1,007,071	$989,601	$1,000,229
1/31/16	$1,003,171	$1,003,219	$1,000,354
2/29/16	$1,000,236	$1,010,335	$1,000,534
3/31/16	$1,003,713	$1,019,605	$1,000,767
4/30/16	$1,009,424	$1,023,519	$1,001,004
5/31/16	$1,015,971	$1,023,781	$1,001,216
6/30/16	$1,012,296	$1,042,177	$1,001,416
7/31/16	$1,016,075	$1,048,765	$1,001,638
8/31/16	$1,021,958	$1,047,566	$1,001,877
9/30/16	$1,023,339	$1,046,952	$1,002,116
10/31/16	$1,026,846	$1,038,944	$1,002,369
11/30/16	$1,029,596	$1,014,369	$1,002,627
12/31/16	$1,031,935	$1,015,800	$1,002,938
1/31/17	$1,033,986	$1,017,793	$1,003,311
2/28/17	$1,036,273	$1,024,634	$1,003,703
3/31/17	$1,037,674	$1,024,097	$1,004,153
4/30/17	$1,040,056	$1,032,000	$1,004,663
5/31/17	$1,040,408	$1,039,943	$1,005,272
6/30/17	$1,045,143	$1,038,896	$1,005,984
7/31/17	$1,045,419	$1,043,367	$1,006,794
8/31/17	$1,045,777	$1,052,726	$1,007,683
9/30/17	$1,050,347	$1,047,712	$1,008,552
10/31/17	$1,053,976	$1,048,319	$1,009,463
11/30/17	$1,056,699	$1,046,973	$1,010,364
12/31/17	$1,055,971	$1,051,778	$1,011,376
1/31/18	$1,057,330	$1,039,665	$1,012,488
2/28/18	$1,058,839	$1,029,809	$1,013,578
3/31/18	$1,058,467	$1,036,414	$1,014,900
4/30/18	$1,063,434	$1,028,705	$1,016,269
5/31/18	$1,064,405	$1,036,047	$1,017,787
6/30/18	$1,066,450	$1,034,773	$1,019,327
7/31/18	$1,069,490	$1,035,019	$1,020,980
8/31/18	$1,070,777	$1,041,679	$1,022,701
9/30/18	$1,074,803	$1,034,971	$1,024,424
10/31/18	$1,076,866	$1,026,792	$1,026,288
11/30/18	$1,075,920	$1,032,921	$1,028,181
12/31/18	$1,070,796	$1,051,898	$1,030,216
1/31/19	$1,076,118	$1,063,068	$1,032,309
2/28/19	$1,080,438	$1,062,452	$1,034,221
3/31/19	$1,081,883	$1,082,853	$1,036,364
4/30/19	$1,085,463	$1,083,130	$1,038,451
5/31/19	$1,085,811	$1,102,358	$1,040,621
6/30/19	$1,086,913	$1,116,201	$1,042,721
7/31/19	$1,092,525	$1,118,657	$1,044,805
8/31/19	$1,091,498	$1,147,643	$1,046,791
9/30/19	$1,094,563	$1,141,531	$1,048,587
10/31/19	$1,095,408	$1,144,969	$1,050,362
11/30/19	$1,097,437	$1,144,386	$1,051,926
12/31/19	$1,098,844	$1,143,588	$1,053,424
1/31/20	$1,106,330	$1,165,596	$1,054,843
2/29/20	$1,110,204	$1,186,575	$1,056,175
3/31/20	$1,075,585	$1,179,592	$1,057,509
4/30/20	$1,094,058	$1,200,561	$1,058,376
5/31/20	$1,103,398	$1,206,151	$1,058,833
6/30/20	$1,117,015	$1,213,749	$1,058,937
7/31/20	$1,119,132	$1,231,878	$1,059,058
8/31/20	$1,121,062	$1,221,935	$1,059,176
9/30/20	$1,124,137	$1,221,265	$1,059,278
10/31/20	$1,127,121	$1,215,812	$1,059,369
11/30/20	$1,125,467	$1,227,742	$1,059,456
12/31/20	$1,127,812	$1,229,433	$1,059,538
1/31/21	$1,130,539	$1,220,618	$1,059,615
2/28/21	$1,129,904	$1,202,992	$1,059,676
3/31/21	$1,130,456	$1,187,971	$1,059,730
4/30/21	$1,131,054	$1,197,356	$1,059,766
5/31/21	$1,131,552	$1,201,268	$1,059,790
6/30/21	$1,129,731	$1,209,708	$1,059,806
7/31/21	$1,129,045	$1,223,233	$1,059,829
8/31/21	$1,129,469	$1,220,905	$1,059,862
9/30/21	$1,131,074	$1,210,334	$1,059,903
10/31/21	$1,128,084	$1,210,000	$1,059,941
11/30/21	$1,126,251	$1,213,580	$1,059,981
12/31/21	$1,126,771	$1,210,475	$1,060,025
1/31/22	$1,126,063	$1,184,396	$1,060,075
2/28/22	$1,122,004	$1,171,183	$1,060,155
3/31/22	$1,114,573	$1,138,645	$1,060,323
4/30/22	$1,114,380	$1,095,436	$1,060,623
5/31/22	$1,113,157	$1,102,499	$1,061,136
6/30/22	$1,108,677	$1,085,203	$1,061,852
7/31/22	$1,107,927	$1,111,719	$1,062,953
8/31/22	$1,114,197	$1,080,306	$1,064,534
9/30/22	$1,114,992	$1,033,630	$1,066,619
10/31/22	$1,112,450	$1,020,242	$1,069,261
11/30/22	$1,115,069	$1,057,762	$1,072,326
12/31/22	$1,124,531	$1,052,991	$1,075,945
1/31/23	$1,129,838	$1,085,385	$1,079,916
2/28/23	$1,136,589	$1,057,322	$1,083,683
3/31/23	$1,135,589	$1,084,180	$1,088,015
4/30/23	$1,141,499	$1,090,751	$1,092,346
5/31/23	$1,148,105	$1,078,874	$1,096,968
6/30/23	$1,155,173	$1,075,027	$1,101,639
7/31/23	$1,161,932	$1,074,277	$1,106,658
8/31/23	$1,167,945	$1,067,415	$1,111,804
9/30/23	$1,175,363	$1,040,290	$1,116,824
10/31/23	$1,181,511	$1,023,873	$1,122,085
11/30/23	$1,185,306	$1,070,241	$1,127,216
12/31/23	$1,191,738	$1,111,209	$1,132,519
1/31/24	$1,199,130	$1,108,157	$1,137,809
2/29/24	$1,206,561	$1,092,501	$1,142,751
3/31/24	$1,213,026	$1,102,589	$1,148,046
4/30/24	$1,219,518	$1,074,739	$1,153,200
5/31/24	$1,226,540	$1,092,959	$1,158,559
6/30/24	$1,230,251	$1,103,307	$1,163,774
7/31/24	$1,235,616	$1,129,077	$1,169,185
8/31/24	$1,241,316	$1,145,301	$1,174,577
9/30/24	$1,246,242	$1,160,636	$1,179,725
10/31/24	$1,252,690	$1,131,854	$1,184,817
11/30/24	$1,259,160	$1,143,821	$1,189,527
12/31/24	$1,266,902	$1,125,101	$1,194,204
1/31/25	$1,273,351	$1,131,070	$1,198,799
2/28/25	$1,276,789	$1,155,956	$1,202,884
3/31/25	$1,280,315	$1,156,391	$1,207,357

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.55%	3.55%	2.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTSPX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS1900TSRAR_033125

Class R: PTSRX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$102	0.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,014	$9,964	$10,000
5/31/15	$10,040	$9,940	$10,000
6/30/15	$10,047	$9,832	$10,000
7/31/15	$10,044	$9,900	$10,001
8/31/15	$10,021	$9,886	$10,001
9/30/15	$9,967	$9,953	$10,001
10/31/15	$10,026	$9,954	$10,001
11/30/15	$10,036	$9,928	$10,002
12/31/15	$10,040	$9,896	$10,002
1/31/16	$9,998	$10,032	$10,004
2/29/16	$9,966	$10,103	$10,005
3/31/16	$9,997	$10,196	$10,008
4/30/16	$10,051	$10,235	$10,010
5/31/16	$10,113	$10,238	$10,012
6/30/16	$10,073	$10,422	$10,014
7/31/16	$10,107	$10,488	$10,016
8/31/16	$10,162	$10,476	$10,019
9/30/16	$10,172	$10,470	$10,021
10/31/16	$10,204	$10,389	$10,024
11/30/16	$10,228	$10,144	$10,026
12/31/16	$10,247	$10,158	$10,029
1/31/17	$10,264	$10,178	$10,033
2/28/17	$10,284	$10,246	$10,037
3/31/17	$10,294	$10,241	$10,042
4/30/17	$10,315	$10,320	$10,047
5/31/17	$10,315	$10,399	$10,053
6/30/17	$10,358	$10,389	$10,060
7/31/17	$10,357	$10,434	$10,068
8/31/17	$10,357	$10,527	$10,077
9/30/17	$10,399	$10,477	$10,086
10/31/17	$10,432	$10,483	$10,095
11/30/17	$10,455	$10,470	$10,104
12/31/17	$10,444	$10,518	$10,114
1/31/18	$10,454	$10,397	$10,125
2/28/18	$10,466	$10,298	$10,136
3/31/18	$10,459	$10,364	$10,149
4/30/18	$10,504	$10,287	$10,163
5/31/18	$10,510	$10,360	$10,178
6/30/18	$10,527	$10,348	$10,193
7/31/18	$10,554	$10,350	$10,210
8/31/18	$10,562	$10,417	$10,227
9/30/18	$10,599	$10,350	$10,244
10/31/18	$10,616	$10,268	$10,263
11/30/18	$10,603	$10,329	$10,282
12/31/18	$10,549	$10,519	$10,302
1/31/19	$10,598	$10,631	$10,323
2/28/19	$10,637	$10,625	$10,342
3/31/19	$10,647	$10,829	$10,364
4/30/19	$10,679	$10,831	$10,385
5/31/19	$10,679	$11,024	$10,406
6/30/19	$10,686	$11,162	$10,427
7/31/19	$10,738	$11,187	$10,448
8/31/19	$10,724	$11,476	$10,468
9/30/19	$10,751	$11,415	$10,486
10/31/19	$10,756	$11,450	$10,504
11/30/19	$10,772	$11,444	$10,519
12/31/19	$10,782	$11,436	$10,534
1/31/20	$10,852	$11,656	$10,548
2/29/20	$10,886	$11,866	$10,562
3/31/20	$10,543	$11,796	$10,575
4/30/20	$10,721	$12,006	$10,584
5/31/20	$10,809	$12,062	$10,588
6/30/20	$10,939	$12,137	$10,589
7/31/20	$10,955	$12,319	$10,591
8/31/20	$10,971	$12,219	$10,592
9/30/20	$10,997	$12,213	$10,593
10/31/20	$11,023	$12,158	$10,594
11/30/20	$11,003	$12,277	$10,595
12/31/20	$11,022	$12,294	$10,595
1/31/21	$11,045	$12,206	$10,596
2/28/21	$11,035	$12,030	$10,597
3/31/21	$11,037	$11,880	$10,597
4/30/21	$11,039	$11,974	$10,598
5/31/21	$11,040	$12,013	$10,598
6/30/21	$11,019	$12,097	$10,598
7/31/21	$11,008	$12,232	$10,598
8/31/21	$11,009	$12,209	$10,599
9/30/21	$11,021	$12,103	$10,599
10/31/21	$10,988	$12,100	$10,599
11/30/21	$10,967	$12,136	$10,600
12/31/21	$10,968	$12,105	$10,600
1/31/22	$10,957	$11,844	$10,601
2/28/22	$10,915	$11,712	$10,602
3/31/22	$10,839	$11,386	$10,603
4/30/22	$10,833	$10,954	$10,606
5/31/22	$10,818	$11,025	$10,611
6/30/22	$10,771	$10,852	$10,619
7/31/22	$10,760	$11,117	$10,630
8/31/22	$10,817	$10,803	$10,645
9/30/22	$10,821	$10,336	$10,666
10/31/22	$10,793	$10,202	$10,693
11/30/22	$10,815	$10,578	$10,723
12/31/22	$10,902	$10,530	$10,759
1/31/23	$10,950	$10,854	$10,799
2/28/23	$11,012	$10,573	$10,837
3/31/23	$10,999	$10,842	$10,880
4/30/23	$11,053	$10,908	$10,923
5/31/23	$11,113	$10,789	$10,970
6/30/23	$11,177	$10,750	$11,016
7/31/23	$11,239	$10,743	$11,067
8/31/23	$11,294	$10,674	$11,118
9/30/23	$11,361	$10,403	$11,168
10/31/23	$11,417	$10,239	$11,221
11/30/23	$11,450	$10,702	$11,272
12/31/23	$11,508	$11,112	$11,325
1/31/24	$11,576	$11,082	$11,378
2/29/24	$11,644	$10,925	$11,428
3/31/24	$11,702	$11,026	$11,480
4/30/24	$11,761	$10,747	$11,532
5/31/24	$11,824	$10,930	$11,586
6/30/24	$11,857	$11,033	$11,638
7/31/24	$11,904	$11,291	$11,692
8/31/24	$11,955	$11,453	$11,746
9/30/24	$11,999	$11,606	$11,797
10/31/24	$12,057	$11,319	$11,848
11/30/24	$12,115	$11,438	$11,895
12/31/24	$12,185	$11,251	$11,942
1/31/25	$12,243	$11,311	$11,988
2/28/25	$12,272	$11,560	$12,029
3/31/25	$12,302	$11,564	$12,074

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	5.13%	3.13%	2.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTSRX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2025

PIMS4502TSRAR_033125

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$183	1.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,449	$10,000	$10,000
4/30/15	$9,144	$9,964	$10,002
5/31/15	$8,780	$9,940	$10,005
6/30/15	$8,791	$9,832	$10,007
7/31/15	$8,756	$9,900	$10,009
8/31/15	$8,635	$9,886	$10,012
9/30/15	$8,908	$9,953	$10,014
10/31/15	$8,565	$9,954	$10,017
11/30/15	$8,573	$9,928	$10,019
12/31/15	$8,352	$9,896	$10,022
1/31/16	$8,625	$10,032	$10,027
2/29/16	$9,171	$10,103	$10,032
3/31/16	$8,925	$10,196	$10,037
4/30/16	$8,807	$10,235	$10,043
5/31/16	$8,625	$10,238	$10,048
6/30/16	$8,743	$10,422	$10,053
7/31/16	$8,844	$10,488	$10,058
8/31/16	$8,825	$10,476	$10,064
9/30/16	$8,652	$10,470	$10,069
10/31/16	$8,497	$10,389	$10,076
11/30/16	$8,497	$10,144	$10,083
12/31/16	$8,598	$10,158	$10,090
1/31/17	$8,461	$10,178	$10,099
2/28/17	$8,534	$10,246	$10,107
3/31/17	$8,470	$10,241	$10,115
4/30/17	$8,479	$10,320	$10,125
5/31/17	$8,507	$10,399	$10,135
6/30/17	$8,306	$10,389	$10,144
7/31/17	$8,516	$10,434	$10,155
8/31/17	$8,652	$10,527	$10,166
9/30/17	$8,466	$10,477	$10,177
10/31/17	$8,712	$10,483	$10,189
11/30/17	$8,757	$10,470	$10,200
12/31/17	$8,757	$10,518	$10,211
1/31/18	$9,049	$10,397	$10,226
2/28/18	$8,502	$10,298	$10,240
3/31/18	$8,602	$10,364	$10,255
4/30/18	$8,511	$10,287	$10,274
5/31/18	$8,493	$10,360	$10,294
6/30/18	$8,635	$10,348	$10,314
7/31/18	$8,534	$10,350	$10,334
8/31/18	$8,680	$10,417	$10,354
9/30/18	$8,402	$10,350	$10,374
10/31/18	$8,484	$10,268	$10,395
11/30/18	$8,539	$10,329	$10,415
12/31/18	$8,931	$10,519	$10,436
1/31/19	$8,575	$10,631	$10,460
2/28/19	$8,612	$10,625	$10,485
3/31/19	$8,940	$10,829	$10,509
4/30/19	$9,059	$10,831	$10,532
5/31/19	$9,013	$11,024	$10,555
6/30/19	$9,046	$11,162	$10,578
7/31/19	$9,248	$11,187	$10,598
8/31/19	$9,523	$11,476	$10,619
9/30/19	$9,114	$11,415	$10,639
10/31/19	$8,994	$11,450	$10,658
11/30/19	$9,013	$11,444	$10,677
12/31/19	$9,156	$11,436	$10,696
1/31/20	$9,007	$11,656	$10,713
2/29/20	$9,221	$11,866	$10,730
3/31/20	$9,799	$11,796	$10,748
4/30/20	$9,715	$12,006	$10,761
5/31/20	$9,687	$12,062	$10,774
6/30/20	$9,397	$12,137	$10,787
7/31/20	$9,692	$12,319	$10,789
8/31/20	$9,587	$12,219	$10,792
9/30/20	$9,305	$12,213	$10,795
10/31/20	$9,324	$12,158	$10,797
11/30/20	$9,488	$12,277	$10,799
12/31/20	$9,934	$12,294	$10,801
1/31/21	$9,885	$12,206	$10,803
2/28/21	$10,042	$12,030	$10,805
3/31/21	$10,237	$11,880	$10,808
4/30/21	$10,403	$11,974	$10,810
5/31/21	$10,647	$12,013	$10,811
6/30/21	$10,741	$12,097	$10,813
7/31/21	$10,859	$12,232	$10,815
8/31/21	$11,055	$12,209	$10,816
9/30/21	$11,410	$12,103	$10,817
10/31/21	$11,735	$12,100	$10,818
11/30/21	$11,164	$12,136	$10,820
12/31/21	$11,376	$12,105	$10,821
1/31/22	$11,396	$11,844	$10,823
2/28/22	$11,745	$11,712	$10,825
3/31/22	$12,401	$11,386	$10,827
4/30/22	$13,215	$10,954	$10,836
5/31/22	$13,044	$11,025	$10,845
6/30/22	$13,594	$10,852	$10,854
7/31/22	$12,983	$11,117	$10,869
8/31/22	$13,085	$10,803	$10,890
9/30/22	$13,979	$10,336	$10,912
10/31/22	$13,969	$10,202	$10,941
11/30/22	$12,710	$10,578	$10,975
12/31/22	$12,633	$10,530	$11,013
1/31/23	$12,713	$10,854	$11,054
2/28/23	$12,702	$10,573	$11,093
3/31/23	$11,811	$10,842	$11,137
4/30/23	$12,028	$10,908	$11,182
5/31/23	$12,484	$10,789	$11,230
6/30/23	$12,484	$10,750	$11,278
7/31/23	$12,188	$10,743	$11,327
8/31/23	$11,719	$10,674	$11,379
9/30/23	$12,222	$10,403	$11,429
10/31/23	$12,336	$10,239	$11,482
11/30/23	$11,616	$10,702	$11,533
12/31/23	$12,062	$11,112	$11,586
1/31/24	$11,948	$11,082	$11,639
2/29/24	$12,279	$10,925	$11,689
3/31/24	$12,484	$11,026	$11,742
4/30/24	$12,656	$10,747	$11,795
5/31/24	$12,290	$10,930	$11,849
6/30/24	$11,959	$11,033	$11,898
7/31/24	$11,833	$11,291	$11,956
8/31/24	$11,445	$11,453	$12,011
9/30/24	$11,571	$11,606	$12,063
10/31/24	$11,125	$11,319	$12,114
11/30/24	$11,365	$11,438	$12,161
12/31/24	$11,662	$11,251	$12,208
1/31/25	$11,445	$11,311	$12,254
2/28/25	$11,171	$11,560	$12,295
3/31/25	$11,125	$11,564	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(10.89%)	2.57%	1.65%
Class A (including sales charge)	(15.82%)	1.42%	1.07%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS6047TSRAR_033125

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (5/26/2023), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,675	$9,964	$10,002
5/31/15	$9,271	$9,940	$10,005
6/30/15	$9,283	$9,832	$10,007
7/31/15	$9,236	$9,900	$10,009
8/31/15	$9,098	$9,886	$10,012
9/30/15	$9,383	$9,953	$10,014
10/31/15	$9,012	$9,954	$10,017
11/30/15	$9,011	$9,928	$10,019
12/31/15	$8,774	$9,896	$10,022
1/31/16	$9,050	$10,032	$10,027
2/29/16	$9,621	$10,103	$10,032
3/31/16	$9,352	$10,196	$10,037
4/30/16	$9,218	$10,235	$10,043
5/31/16	$9,017	$10,238	$10,048
6/30/16	$9,140	$10,422	$10,053
7/31/16	$9,243	$10,488	$10,058
8/31/16	$9,203	$10,476	$10,064
9/30/16	$9,023	$10,470	$10,069
10/31/16	$8,861	$10,389	$10,076
11/30/16	$8,851	$10,144	$10,083
12/31/16	$8,934	$10,158	$10,090
1/31/17	$8,792	$10,178	$10,099
2/28/17	$8,867	$10,246	$10,107
3/31/17	$8,781	$10,241	$10,115
4/30/17	$8,790	$10,320	$10,125
5/31/17	$8,817	$10,399	$10,135
6/30/17	$8,592	$10,389	$10,144
7/31/17	$8,796	$10,434	$10,155
8/31/17	$8,935	$10,527	$10,166
9/30/17	$8,742	$10,477	$10,177
10/31/17	$8,984	$10,483	$10,189
11/30/17	$9,020	$10,470	$10,200
12/31/17	$9,019	$10,518	$10,211
1/31/18	$9,306	$10,397	$10,226
2/28/18	$8,739	$10,298	$10,240
3/31/18	$8,839	$10,364	$10,255
4/30/18	$8,737	$10,287	$10,274
5/31/18	$8,708	$10,360	$10,294
6/30/18	$8,848	$10,348	$10,314
7/31/18	$8,736	$10,350	$10,334
8/31/18	$8,883	$10,417	$10,354
9/30/18	$8,592	$10,350	$10,374
10/31/18	$8,675	$10,268	$10,395
11/30/18	$8,712	$10,329	$10,415
12/31/18	$9,108	$10,519	$10,436
1/31/19	$8,739	$10,631	$10,460
2/28/19	$8,767	$10,625	$10,485
3/31/19	$9,095	$10,829	$10,509
4/30/19	$9,215	$10,831	$10,532
5/31/19	$9,159	$11,024	$10,555
6/30/19	$9,188	$11,162	$10,578
7/31/19	$9,381	$11,187	$10,598
8/31/19	$9,656	$11,476	$10,619
9/30/19	$9,237	$11,415	$10,639
10/31/19	$9,107	$11,450	$10,658
11/30/19	$9,116	$11,444	$10,677
12/31/19	$9,253	$11,436	$10,696
1/31/20	$9,103	$11,656	$10,713
2/29/20	$9,308	$11,866	$10,730
3/31/20	$9,885	$11,796	$10,748
4/30/20	$9,791	$12,006	$10,761
5/31/20	$9,753	$12,062	$10,774
6/30/20	$9,461	$12,137	$10,787
7/31/20	$9,744	$12,319	$10,789
8/31/20	$9,640	$12,219	$10,792
9/30/20	$9,351	$12,213	$10,795
10/31/20	$9,361	$12,158	$10,797
11/30/20	$9,515	$12,277	$10,799
12/31/20	$9,965	$12,294	$10,801
1/31/21	$9,906	$12,206	$10,803
2/28/21	$10,062	$12,030	$10,805
3/31/21	$10,248	$11,880	$10,808
4/30/21	$10,402	$11,974	$10,810
5/31/21	$10,652	$12,013	$10,811
6/30/21	$10,731	$12,097	$10,813
7/31/21	$10,847	$12,232	$10,815
8/31/21	$11,030	$12,209	$10,816
9/30/21	$11,371	$12,103	$10,817
10/31/21	$11,699	$12,100	$10,818
11/30/21	$11,126	$12,136	$10,820
12/31/21	$11,315	$12,105	$10,821
1/31/22	$11,344	$11,844	$10,823
2/28/22	$11,676	$11,712	$10,825
3/31/22	$12,326	$11,386	$10,827
4/30/22	$13,113	$10,954	$10,836
5/31/22	$12,942	$11,025	$10,845
6/30/22	$13,485	$10,852	$10,854
7/31/22	$12,863	$11,117	$10,869
8/31/22	$12,950	$10,803	$10,890
9/30/22	$13,836	$10,336	$10,912
10/31/22	$13,812	$10,202	$10,941
11/30/22	$12,561	$10,578	$10,975
12/31/22	$12,483	$10,530	$11,013
1/31/23	$12,560	$10,854	$11,054
2/28/23	$12,537	$10,573	$11,093
3/31/23	$11,648	$10,842	$11,137
4/30/23	$11,859	$10,908	$11,182
5/31/23	$12,293	$10,789	$11,230
6/30/23	$12,293	$10,750	$11,278
7/31/23	$11,994	$10,743	$11,327
8/31/23	$11,517	$10,674	$11,379
9/30/23	$12,005	$10,403	$11,429
10/31/23	$12,115	$10,239	$11,482
11/30/23	$11,407	$10,702	$11,533
12/31/23	$11,827	$11,112	$11,586
1/31/24	$11,706	$11,082	$11,639
2/29/24	$12,027	$10,925	$11,689
3/31/24	$12,215	$11,026	$11,742
4/30/24	$12,381	$10,747	$11,795
5/31/24	$12,016	$10,930	$11,849
6/30/24	$11,683	$11,033	$11,898
7/31/24	$11,562	$11,291	$11,956
8/31/24	$11,174	$11,453	$12,011
9/30/24	$11,285	$11,606	$12,063
10/31/24	$10,831	$11,319	$12,114
11/30/24	$11,063	$11,438	$12,161
12/31/24	$11,351	$11,251	$12,208
1/31/25	$11,119	$11,311	$12,254
2/28/25	$10,853	$11,560	$12,295
3/31/25	$10,809	$11,564	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(11.51%)	1.80%	0.78%
Class C (including sales charge)	(12.40%)	1.80%	0.78%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.87% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS6247TSRAR_033125

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$160	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$968,570	$996,412	$1,000,229
5/31/15	$929,098	$994,012	$1,000,460
6/30/15	$931,294	$983,174	$1,000,689
7/31/15	$927,524	$990,008	$1,000,924
8/31/15	$914,624	$988,586	$1,001,159
9/30/15	$944,299	$995,273	$1,001,394
10/31/15	$907,863	$995,439	$1,001,666
11/30/15	$908,683	$992,809	$1,001,940
12/31/15	$885,770	$989,601	$1,002,212
1/31/16	$914,568	$1,003,219	$1,002,719
2/29/16	$973,240	$1,010,335	$1,003,226
3/31/16	$947,103	$1,019,605	$1,003,732
4/30/16	$934,461	$1,023,519	$1,004,260
5/31/16	$915,077	$1,023,781	$1,004,788
6/30/16	$928,450	$1,042,177	$1,005,317
7/31/16	$939,889	$1,048,765	$1,005,845
8/31/16	$936,881	$1,047,566	$1,006,374
9/30/16	$919,435	$1,046,952	$1,006,904
10/31/16	$903,915	$1,038,944	$1,007,607
11/30/16	$903,804	$1,014,369	$1,008,310
12/31/16	$913,313	$1,015,800	$1,009,013
1/31/17	$899,724	$1,017,793	$1,009,853
2/28/17	$908,280	$1,024,634	$1,010,693
3/31/17	$900,468	$1,024,097	$1,011,533
4/30/17	$902,281	$1,032,000	$1,012,501
5/31/17	$906,014	$1,039,943	$1,013,468
6/30/17	$883,781	$1,038,896	$1,014,436
7/31/17	$905,786	$1,043,367	$1,015,532
8/31/17	$921,055	$1,052,726	$1,016,629
9/30/17	$902,113	$1,047,712	$1,017,727
10/31/17	$928,020	$1,048,319	$1,018,858
11/30/17	$932,724	$1,046,973	$1,019,989
12/31/17	$933,568	$1,051,778	$1,021,122
1/31/18	$964,276	$1,039,665	$1,022,563
2/28/18	$906,371	$1,029,809	$1,024,006
3/31/18	$917,813	$1,036,414	$1,025,451
4/30/18	$908,083	$1,028,705	$1,027,418
5/31/18	$906,155	$1,036,047	$1,029,389
6/30/18	$921,852	$1,034,773	$1,031,364
7/31/18	$910,269	$1,035,019	$1,033,370
8/31/18	$927,644	$1,041,679	$1,035,380
9/30/18	$898,206	$1,034,971	$1,037,394
10/31/18	$906,898	$1,026,792	$1,039,457
11/30/18	$912,693	$1,032,921	$1,041,524
12/31/18	$954,499	$1,051,898	$1,043,595
1/31/19	$917,750	$1,063,068	$1,046,033
2/28/19	$921,619	$1,062,452	$1,048,476
3/31/19	$957,136	$1,082,853	$1,050,925
4/30/19	$969,743	$1,083,130	$1,053,203
5/31/19	$964,894	$1,102,358	$1,055,486
6/30/19	$968,760	$1,116,201	$1,057,774
7/31/19	$990,201	$1,118,657	$1,059,827
8/31/19	$1,020,414	$1,147,643	$1,061,885
9/30/19	$976,648	$1,141,531	$1,063,947
10/31/19	$963,875	$1,144,969	$1,065,813
11/30/19	$965,840	$1,144,386	$1,067,682
12/31/19	$981,950	$1,143,588	$1,069,554
1/31/20	$966,096	$1,165,596	$1,071,288
2/29/20	$988,886	$1,186,575	$1,073,023
3/31/20	$1,051,311	$1,179,592	$1,074,762
4/30/20	$1,042,393	$1,200,561	$1,076,061
5/31/20	$1,039,420	$1,206,151	$1,077,361
6/30/20	$1,009,017	$1,213,749	$1,078,663
7/31/20	$1,040,359	$1,231,878	$1,078,940
8/31/20	$1,029,238	$1,221,935	$1,079,217
9/30/20	$999,972	$1,221,265	$1,079,494
10/31/20	$1,002,021	$1,215,812	$1,079,692
11/30/20	$1,019,438	$1,227,742	$1,079,890
12/31/20	$1,068,211	$1,229,433	$1,080,089
1/31/21	$1,063,016	$1,220,618	$1,080,317
2/28/21	$1,079,641	$1,202,992	$1,080,546
3/31/21	$1,101,465	$1,187,971	$1,080,774
4/30/21	$1,119,130	$1,197,356	$1,080,957
5/31/21	$1,146,147	$1,201,268	$1,081,139
6/30/21	$1,155,557	$1,209,708	$1,081,321
7/31/21	$1,169,139	$1,223,233	$1,081,454
8/31/21	$1,190,036	$1,220,905	$1,081,587
9/30/21	$1,228,621	$1,210,334	$1,081,719
10/31/21	$1,264,294	$1,210,000	$1,081,838
11/30/21	$1,203,440	$1,213,580	$1,081,957
12/31/21	$1,225,558	$1,210,475	$1,082,075
1/31/22	$1,228,750	$1,184,396	$1,082,277
2/28/22	$1,265,985	$1,171,183	$1,082,479
3/31/22	$1,336,828	$1,138,645	$1,082,681
4/30/22	$1,424,735	$1,095,436	$1,083,588
5/31/22	$1,407,582	$1,102,499	$1,084,497
6/30/22	$1,466,737	$1,085,203	$1,085,406
7/31/22	$1,401,500	$1,111,719	$1,086,882
8/31/22	$1,412,373	$1,080,306	$1,089,024
9/30/22	$1,509,933	$1,033,630	$1,091,245
10/31/22	$1,507,729	$1,020,242	$1,094,093
11/30/22	$1,372,165	$1,057,762	$1,097,463
12/31/22	$1,363,900	$1,052,991	$1,101,293
1/31/23	$1,373,651	$1,085,385	$1,105,379
2/28/23	$1,373,651	$1,057,322	$1,109,281
3/31/23	$1,276,142	$1,084,180	$1,113,695
4/30/23	$1,300,519	$1,090,751	$1,118,173
5/31/23	$1,350,492	$1,078,874	$1,123,014
6/30/23	$1,350,492	$1,075,027	$1,127,753
7/31/23	$1,318,802	$1,074,277	$1,132,705
8/31/23	$1,268,829	$1,067,415	$1,137,880
9/30/23	$1,322,459	$1,040,290	$1,142,922
10/31/23	$1,335,866	$1,023,873	$1,148,156
11/30/23	$1,257,859	$1,070,241	$1,153,254
12/31/23	$1,306,613	$1,111,209	$1,158,559
1/31/24	$1,294,425	$1,108,157	$1,163,888
2/29/24	$1,329,772	$1,092,501	$1,168,881
3/31/24	$1,352,930	$1,102,589	$1,174,247
4/30/24	$1,371,213	$1,074,739	$1,179,460
5/31/24	$1,333,428	$1,092,959	$1,184,862
6/30/24	$1,296,863	$1,103,307	$1,189,779
7/31/24	$1,284,674	$1,129,077	$1,195,621
8/31/24	$1,242,014	$1,145,301	$1,201,121
9/30/24	$1,256,640	$1,160,636	$1,206,310
10/31/24	$1,206,667	$1,131,854	$1,211,352
11/30/24	$1,233,482	$1,143,821	$1,216,089
12/31/24	$1,266,391	$1,125,101	$1,220,844
1/31/25	$1,242,014	$1,131,070	$1,225,398
2/28/25	$1,212,762	$1,155,956	$1,229,539
3/31/25	$1,209,105	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	(10.63%)	2.84%	1.92%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS2205TSRAR_033125

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$968,694	$996,412	$1,000,229
5/31/15	$929,338	$994,012	$1,000,460
6/30/15	$931,650	$983,174	$1,000,689
7/31/15	$927,996	$990,008	$1,000,924
8/31/15	$915,209	$988,586	$1,001,159
9/30/15	$945,017	$995,273	$1,001,394
10/31/15	$908,670	$995,439	$1,001,666
11/30/15	$909,602	$992,809	$1,001,940
12/31/15	$886,779	$989,601	$1,002,212
1/31/16	$915,727	$1,003,219	$1,002,719
2/29/16	$974,588	$1,010,335	$1,003,226
3/31/16	$948,535	$1,019,605	$1,003,732
4/30/16	$935,991	$1,023,519	$1,004,260
5/31/16	$916,692	$1,023,781	$1,004,788
6/30/16	$930,201	$1,042,177	$1,005,317
7/31/16	$941,781	$1,048,765	$1,005,845
8/31/16	$938,886	$1,047,566	$1,006,374
9/30/16	$921,517	$1,046,952	$1,006,904
10/31/16	$906,078	$1,038,944	$1,007,607
11/30/16	$906,078	$1,014,369	$1,008,310
12/31/16	$915,727	$1,015,800	$1,009,013
1/31/17	$902,218	$1,017,793	$1,009,853
2/28/17	$910,903	$1,024,634	$1,010,693
3/31/17	$903,183	$1,024,097	$1,011,533
4/30/17	$905,113	$1,032,000	$1,012,501
5/31/17	$908,973	$1,039,943	$1,013,468
6/30/17	$886,779	$1,038,896	$1,014,436
7/31/17	$908,973	$1,043,367	$1,015,532
8/31/17	$924,412	$1,052,726	$1,016,629
9/30/17	$905,514	$1,047,712	$1,017,727
10/31/17	$931,635	$1,048,319	$1,018,858
11/30/17	$936,472	$1,046,973	$1,019,989
12/31/17	$937,439	$1,051,778	$1,021,122
1/31/18	$968,397	$1,039,665	$1,022,563
2/28/18	$910,351	$1,029,809	$1,024,006
3/31/18	$921,960	$1,036,414	$1,025,451
4/30/18	$912,286	$1,028,705	$1,027,418
5/31/18	$910,351	$1,036,047	$1,029,389
6/30/18	$926,078	$1,034,773	$1,031,364
7/31/18	$915,422	$1,035,019	$1,033,370
8/31/18	$931,890	$1,041,679	$1,035,380
9/30/18	$902,337	$1,034,971	$1,037,394
10/31/18	$912,040	$1,026,792	$1,039,457
11/30/18	$916,891	$1,032,921	$1,041,524
12/31/18	$959,604	$1,051,898	$1,043,595
1/31/19	$921,725	$1,063,068	$1,046,033
2/28/19	$925,610	$1,062,452	$1,048,476
3/31/19	$961,364	$1,082,853	$1,050,925
4/30/19	$975,001	$1,083,130	$1,053,203
5/31/19	$970,131	$1,102,358	$1,055,486
6/30/19	$974,258	$1,116,201	$1,057,774
7/31/19	$995,799	$1,118,657	$1,059,827
8/31/19	$1,026,153	$1,147,643	$1,061,885
9/30/19	$982,617	$1,141,531	$1,063,947
10/31/19	$969,779	$1,144,969	$1,065,813
11/30/19	$971,754	$1,144,386	$1,067,682
12/31/19	$987,386	$1,143,588	$1,069,554
1/31/20	$972,441	$1,165,596	$1,071,288
2/29/20	$995,357	$1,186,575	$1,073,023
3/31/20	$1,058,127	$1,179,592	$1,074,762
4/30/20	$1,049,160	$1,200,561	$1,076,061
5/31/20	$1,046,171	$1,206,151	$1,077,361
6/30/20	$1,015,869	$1,213,749	$1,078,663
7/31/20	$1,047,393	$1,231,878	$1,078,940
8/31/20	$1,037,224	$1,221,935	$1,079,217
9/30/20	$1,007,116	$1,221,265	$1,079,494
10/31/20	$1,009,178	$1,215,812	$1,079,692
11/30/20	$1,026,702	$1,227,742	$1,079,890
12/31/20	$1,076,254	$1,229,433	$1,080,089
1/31/21	$1,071,024	$1,220,618	$1,080,317
2/28/21	$1,088,805	$1,202,992	$1,080,546
3/31/21	$1,109,978	$1,187,971	$1,080,774
4/30/21	$1,127,763	$1,197,356	$1,080,957
5/31/21	$1,156,009	$1,201,268	$1,081,139
6/30/21	$1,165,696	$1,209,708	$1,081,321
7/31/21	$1,179,373	$1,223,233	$1,081,454
8/31/21	$1,200,415	$1,220,905	$1,081,587
9/30/21	$1,238,677	$1,210,334	$1,081,719
10/31/21	$1,275,668	$1,210,000	$1,081,838
11/30/21	$1,214,369	$1,213,580	$1,081,957
12/31/21	$1,236,264	$1,210,475	$1,082,075
1/31/22	$1,240,553	$1,184,396	$1,082,277
2/28/22	$1,278,081	$1,171,183	$1,082,479
3/31/22	$1,350,540	$1,138,645	$1,082,681
4/30/22	$1,438,055	$1,095,436	$1,083,588
5/31/22	$1,420,768	$1,102,499	$1,084,497
6/30/22	$1,481,732	$1,085,203	$1,085,406
7/31/22	$1,414,878	$1,111,719	$1,086,882
8/31/22	$1,425,838	$1,080,306	$1,089,024
9/30/22	$1,524,704	$1,033,630	$1,091,245
10/31/22	$1,523,593	$1,020,242	$1,094,093
11/30/22	$1,386,903	$1,057,762	$1,097,463
12/31/22	$1,379,641	$1,052,991	$1,101,293
1/31/23	$1,389,478	$1,085,385	$1,105,379
2/28/23	$1,388,248	$1,057,322	$1,109,281
3/31/23	$1,291,107	$1,084,180	$1,113,695
4/30/23	$1,315,700	$1,090,751	$1,118,173
5/31/23	$1,364,885	$1,078,874	$1,123,014
6/30/23	$1,366,115	$1,075,027	$1,127,753
7/31/23	$1,334,144	$1,074,277	$1,132,705
8/31/23	$1,282,500	$1,067,415	$1,137,880
9/30/23	$1,337,833	$1,040,290	$1,142,922
10/31/23	$1,351,359	$1,023,873	$1,148,156
11/30/23	$1,273,893	$1,070,241	$1,153,254
12/31/23	$1,321,848	$1,111,209	$1,158,559
1/31/24	$1,309,552	$1,108,157	$1,163,888
2/29/24	$1,346,441	$1,092,501	$1,168,881
3/31/24	$1,369,804	$1,102,589	$1,174,247
4/30/24	$1,389,478	$1,074,739	$1,179,460
5/31/24	$1,350,130	$1,092,959	$1,184,862
6/30/24	$1,314,470	$1,103,307	$1,189,779
7/31/24	$1,300,944	$1,129,077	$1,195,621
8/31/24	$1,257,908	$1,145,301	$1,201,121
9/30/24	$1,272,663	$1,160,636	$1,206,310
10/31/24	$1,223,478	$1,131,854	$1,211,352
11/30/24	$1,250,530	$1,143,821	$1,216,089
12/31/24	$1,283,730	$1,125,101	$1,220,844
1/31/25	$1,259,137	$1,131,070	$1,225,398
2/28/25	$1,229,626	$1,155,956	$1,229,539
3/31/25	$1,225,937	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(10.50%)	2.99%	2.06%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS2087TSRAR_033125

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$155	1.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$967,742	$996,412	$1,000,229
5/31/15	$929,211	$994,012	$1,000,460
6/30/15	$931,175	$983,174	$1,000,689
7/31/15	$926,601	$990,008	$1,000,924
8/31/15	$914,710	$988,586	$1,001,159
9/30/15	$944,461	$995,273	$1,001,394
10/31/15	$908,064	$995,439	$1,001,666
11/30/15	$908,997	$992,809	$1,001,940
12/31/15	$885,204	$989,601	$1,002,212
1/31/16	$915,031	$1,003,219	$1,002,719
2/29/16	$973,724	$1,010,335	$1,003,226
3/31/16	$946,783	$1,019,605	$1,003,732
4/30/16	$934,275	$1,023,519	$1,004,260
5/31/16	$914,069	$1,023,781	$1,004,788
6/30/16	$927,540	$1,042,177	$1,005,317
7/31/16	$939,086	$1,048,765	$1,005,845
8/31/16	$936,199	$1,047,566	$1,006,374
9/30/16	$918,880	$1,046,952	$1,006,904
10/31/16	$902,523	$1,038,944	$1,007,607
11/30/16	$902,523	$1,014,369	$1,008,310
12/31/16	$913,107	$1,015,800	$1,009,013
1/31/17	$898,674	$1,017,793	$1,009,853
2/28/17	$907,334	$1,024,634	$1,010,693
3/31/17	$900,599	$1,024,097	$1,011,533
4/30/17	$901,561	$1,032,000	$1,012,501
5/31/17	$905,409	$1,039,943	$1,013,468
6/30/17	$883,279	$1,038,896	$1,014,436
7/31/17	$905,409	$1,043,367	$1,015,532
8/31/17	$920,804	$1,052,726	$1,016,629
9/30/17	$901,500	$1,047,712	$1,017,727
10/31/17	$928,497	$1,048,319	$1,018,858
11/30/17	$933,318	$1,046,973	$1,019,989
12/31/17	$933,318	$1,051,778	$1,021,122
1/31/18	$964,171	$1,039,665	$1,022,563
2/28/18	$906,321	$1,029,809	$1,024,006
3/31/18	$916,927	$1,036,414	$1,025,451
4/30/18	$908,249	$1,028,705	$1,027,418
5/31/18	$906,321	$1,036,047	$1,029,389
6/30/18	$921,961	$1,034,773	$1,031,364
7/31/18	$911,342	$1,035,019	$1,033,370
8/31/18	$926,789	$1,041,679	$1,035,380
9/30/18	$898,034	$1,034,971	$1,037,394
10/31/18	$906,734	$1,026,792	$1,039,457
11/30/18	$912,534	$1,032,921	$1,041,524
12/31/18	$954,767	$1,051,898	$1,043,595
1/31/19	$917,041	$1,063,068	$1,046,033
2/28/19	$920,910	$1,062,452	$1,048,476
3/31/19	$956,274	$1,082,853	$1,050,925
4/30/19	$969,852	$1,083,130	$1,053,203
5/31/19	$964,033	$1,102,358	$1,055,486
6/30/19	$968,125	$1,116,201	$1,057,774
7/31/19	$990,548	$1,118,657	$1,059,827
8/31/19	$1,019,797	$1,147,643	$1,061,885
9/30/19	$976,239	$1,141,531	$1,063,947
10/31/19	$963,459	$1,144,969	$1,065,813
11/30/19	$965,425	$1,144,386	$1,067,682
12/31/19	$981,818	$1,143,588	$1,069,554
1/31/20	$965,950	$1,165,596	$1,071,288
2/29/20	$988,760	$1,186,575	$1,073,023
3/31/20	$1,050,248	$1,179,592	$1,074,762
4/30/20	$1,042,314	$1,200,561	$1,076,061
5/31/20	$1,039,338	$1,206,151	$1,077,361
6/30/20	$1,008,024	$1,213,749	$1,078,663
7/31/20	$1,040,411	$1,231,878	$1,078,940
8/31/20	$1,029,278	$1,221,935	$1,079,217
9/30/20	$1,000,099	$1,221,265	$1,079,494
10/31/20	$1,001,125	$1,215,812	$1,079,692
11/30/20	$1,018,563	$1,227,742	$1,079,890
12/31/20	$1,067,846	$1,229,433	$1,080,089
1/31/21	$1,062,642	$1,220,618	$1,080,317
2/28/21	$1,079,295	$1,202,992	$1,080,546
3/31/21	$1,101,159	$1,187,971	$1,080,774
4/30/21	$1,118,852	$1,197,356	$1,080,957
5/31/21	$1,145,913	$1,201,268	$1,081,139
6/30/21	$1,155,358	$1,209,708	$1,081,321
7/31/21	$1,168,963	$1,223,233	$1,081,454
8/31/21	$1,189,894	$1,220,905	$1,081,587
9/30/21	$1,228,749	$1,210,334	$1,081,719
10/31/21	$1,264,486	$1,210,000	$1,081,838
11/30/21	$1,203,522	$1,213,580	$1,081,957
12/31/21	$1,226,218	$1,210,475	$1,082,075
1/31/22	$1,228,350	$1,184,396	$1,082,277
2/28/22	$1,266,736	$1,171,183	$1,082,479
3/31/22	$1,337,553	$1,138,645	$1,082,681
4/30/22	$1,425,649	$1,095,436	$1,083,588
5/31/22	$1,407,385	$1,102,499	$1,084,497
6/30/22	$1,467,892	$1,085,203	$1,085,406
7/31/22	$1,401,417	$1,111,719	$1,086,882
8/31/22	$1,412,314	$1,080,306	$1,089,024
9/30/22	$1,510,269	$1,033,630	$1,091,245
10/31/22	$1,509,164	$1,020,242	$1,094,093
11/30/22	$1,373,273	$1,057,762	$1,097,463
12/31/22	$1,365,475	$1,052,991	$1,101,293
1/31/23	$1,375,255	$1,085,385	$1,105,379
2/28/23	$1,374,032	$1,057,322	$1,109,281
3/31/23	$1,277,459	$1,084,180	$1,113,695
4/30/23	$1,301,908	$1,090,751	$1,118,173
5/31/23	$1,350,806	$1,078,874	$1,123,014
6/30/23	$1,350,806	$1,075,027	$1,127,753
7/31/23	$1,320,244	$1,074,277	$1,132,705
8/31/23	$1,268,902	$1,067,415	$1,137,880
9/30/23	$1,323,912	$1,040,290	$1,142,922
10/31/23	$1,337,359	$1,023,873	$1,148,156
11/30/23	$1,259,122	$1,070,241	$1,153,254
12/31/23	$1,308,020	$1,111,209	$1,158,559
1/31/24	$1,295,795	$1,108,157	$1,163,888
2/29/24	$1,331,247	$1,092,501	$1,168,881
3/31/24	$1,354,473	$1,102,589	$1,174,247
4/30/24	$1,372,810	$1,074,739	$1,179,460
5/31/24	$1,334,914	$1,092,959	$1,184,862
6/30/24	$1,298,240	$1,103,307	$1,189,779
7/31/24	$1,286,016	$1,129,077	$1,195,621
8/31/24	$1,243,230	$1,145,301	$1,201,121
9/30/24	$1,257,900	$1,160,636	$1,206,310
10/31/24	$1,209,002	$1,131,854	$1,211,352
11/30/24	$1,234,673	$1,143,821	$1,216,089
12/31/24	$1,267,679	$1,125,101	$1,220,844
1/31/25	$1,244,453	$1,131,070	$1,225,398
2/28/25	$1,215,114	$1,155,956	$1,229,539
3/31/25	$1,210,224	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	(10.65%)	2.88%	1.93%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2025

PIMS2089TSRAR_033125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees

	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)

	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees

	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)

	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)  There were no “Audit-Related Fees” for the last two fiscal years.

(2) There were no “All Other Fees” for the last two fiscal years.

(e) Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2025	March 31, 2024
PIMCO Funds	$ 6,500	$ 18,725
Pacific Investment Management Company LLC (“PIMCO”)	36,308,462	23,377,521

Totals	$ 36,314,962	$ 23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	Short Duration Strategy Funds
•	Real Return Strategy Funds
•	TRENDS Managed Futures Strategy Fund

Filed under the initially filed submission on Form N-CSR:

•	Asset Allocation Funds
•	Tax-Efficient Strategy Funds
•	Municipal Value Funds
•	International Bond Funds

Filed under the first companion submission on Form N-CSR:

•	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

•	Bond Funds

Filed under the third companion submission on Form N-CSR:

•	International Bond Portfolio (U.S. Dollar-Hedged)
•	PAPS Portfolio

Filed under the fourth companion submission on Form N-CSR:

•	PAPS All Asset Funds
•	Income Fund
•	Credit Bond Funds
•	Total Return Fund

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO SHORT DURATION STRATEGY FUNDS

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	—	—	Diversified
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	—	—	Diversified
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	—	12/31/02	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027. The PIMCO Government Money Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO SHORT DURATION STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

03/31/2025	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
I-2

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	(0.01)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

PIMCO Low Duration Fund
Institutional Class

03/31/2025	$9.16	$0.40	$0.14	$0.54	$(0.38)	$0.00	$(0.01)	$(0.39)

03/31/2024	9.15	0.40	(0.02)	0.38	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.50	0.24	(0.33)	(0.09)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.93	0.07	(0.42)	(0.35)	(0.05)	0.00	(0.03)	(0.08)

03/31/2021	9.73	0.10	0.24	0.34	(0.14)	0.00	0.00	(0.14)
I-2

03/31/2025	9.16	0.39	0.14	0.53	(0.37)	0.00	(0.01)	(0.38)

03/31/2024	9.15	0.39	(0.02)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.09	0.24	0.33	(0.13)	0.00	0.00	(0.13)
I-3

03/31/2025	9.16	0.39	0.13	0.52	(0.36)	0.00	(0.01)	(0.37)

03/31/2024	9.15	0.38	(0.01)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.08	0.24	0.32	(0.12)	0.00	0.00	(0.12)

6	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$1.00	4.95%	$1,370,681	0.18%	0.18%	0.18%	0.18%	4.85%	N/A

1.00	5.26	618,619	0.18	0.18	0.18	0.18	5.16	N/A

1.00	2.59	808,072	0.19	0.19	0.19	0.19	2.68	N/A

1.00	0.01	468,163	0.07	0.18	0.07	0.18	0.00	N/A

1.00	0.02	600,787	0.14	0.18	0.14	0.18	0.00	N/A

1.00	4.95	341,747	0.18	0.18	0.18	0.18	4.98	N/A

1.00	5.26	452,897	0.18	0.18	0.18	0.18	5.18	N/A

1.00	2.59	263,410	0.19	0.19	0.19	0.19	2.45	N/A

1.00	0.01	245,324	0.07	0.18	0.07	0.18	0.00	N/A

1.00	0.02	319,831	0.15	0.18	0.15	0.18	0.00	N/A

1.00	4.85	17,751	0.28	0.28	0.28	0.28	4.75	N/A

1.00	5.15	18,995	0.28	0.28	0.28	0.28	5.09	N/A

1.00	2.49	14,995	0.29	0.29	0.29	0.29	2.36	N/A

1.00	0.01	13,610	0.07	0.28	0.07	0.28	0.00	N/A

1.00	0.02	13,508	0.15	0.28	0.15	0.28	0.00	N/A

1.00	4.95	84,382	0.18	0.18	0.18	0.18	4.65	N/A

1.00	5.26	32,276	0.18	0.18	0.18	0.18	5.02	N/A

1.00	2.59	192,735	0.19	0.19	0.19	0.19	2.35	N/A

1.00	0.01	72,795	0.07	0.18	0.07	0.18	0.00	N/A

1.00	0.02	35,062	0.15	0.18	0.15	0.18	0.00	N/A

1.00	4.80	2,589,956	0.33	0.33	0.33	0.33	4.63	N/A

1.00	5.10	1,490,557	0.33	0.33	0.33	0.33	5.05	N/A

1.00	2.44	765,348	0.34	0.34	0.34	0.34	2.59	N/A

1.00	0.01	470,297	0.07	0.33	0.07	0.33	0.00	N/A

1.00	0.02	592,346	0.15	0.33	0.15	0.33	0.00	N/A

1.00	4.80	58,110	0.33	0.33	0.33	0.33	4.67	N/A

1.00	5.10	61,216	0.33	0.33	0.33	0.33	5.04	N/A

1.00	2.44	33,380	0.34	0.34	0.34	0.34	2.45	N/A

1.00	0.01	30,409	0.07	0.33	0.07	0.33	0.00	N/A

1.00	0.02	109,750	0.14	0.33	0.14	0.33	0.00	N/A

$9.31	5.98%	$5,424,052	0.48%	0.48%	0.46%	0.46%	4.32%	497%

9.16	4.27	4,619,872	0.50	0.50	0.46	0.46	4.40	360

9.15	(0.89)	4,937,764	0.48	0.48	0.46	0.46	2.56	259

9.50	(3.50)	5,661,777	0.46	0.46	0.46	0.46	0.76	421

9.93	3.49	5,058,709	0.46	0.46	0.46	0.46	0.99	486

9.31	5.88	550,513	0.58	0.58	0.56	0.56	4.23	497

9.16	4.17	623,372	0.60	0.60	0.56	0.56	4.29	360

9.15	(0.99)	710,362	0.58	0.58	0.56	0.56	2.11	259

9.50	(3.60)	2,160,225	0.56	0.56	0.56	0.56	0.66	421

9.93	3.39	2,030,455	0.56	0.56	0.56	0.56	0.90	486

9.31	5.83	28,176	0.63	0.68	0.61	0.66	4.19	497

9.16	4.12	30,048	0.65	0.70	0.61	0.66	4.24	360

9.15	(1.04)	34,342	0.63	0.68	0.61	0.66	2.17	259

9.50	(3.65)	67,416	0.61	0.66	0.61	0.66	0.61	421

9.93	3.34	48,024	0.61	0.66	0.61	0.66	0.86	486

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Fund (Cont.)
Administrative Class

03/31/2025	$9.16	$0.38	$0.13	$0.51	$(0.35)	$0.00	$(0.01)	$(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.22	(0.33)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.08	0.23	0.31	(0.11)	0.00	0.00	(0.11)
Class A

03/31/2025	9.16	0.37	0.14	0.51	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.21	(0.32)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.07	0.24	0.31	(0.11)	0.00	0.00	(0.11)
Class C

03/31/2025	9.16	0.34	0.14	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.02)	0.32	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.50	0.17	(0.32)	(0.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.93	0.01	(0.42)	(0.41)	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	9.73	0.04	0.23	0.27	(0.07)	0.00	0.00	(0.07)
Class C-2

03/31/2025	9.16	0.32	0.14	0.46	(0.30)	0.00	(0.01)	(0.31)

03/31/2024	9.15	0.32	(0.01)	0.31	(0.30)	0.00	0.00	(0.30)

03/31/2023	9.50	0.18	(0.34)	(0.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.93	(0.01)	(0.42)	(0.43)	(0.00)	0.00	(0.00)	(0.00)

10/21/2020 - 03/31/2021	9.93	(0.00)	0.01	0.01	(0.01)	0.00	0.00	(0.01)
Class R

03/31/2025	9.16	0.35	0.13	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.01)	0.33	(0.32)	0.00	0.00	(0.32)

03/31/2023	9.50	0.17	(0.31)	(0.14)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.93	0.02	(0.42)	(0.40)	(0.02)	0.00	(0.01)	(0.03)

03/31/2021	9.73	0.04	0.24	0.28	(0.08)	0.00	0.00	(0.08)

PIMCO Low Duration Fund II
Institutional Class

03/31/2025	$9.17	$0.36	$0.14	$0.50	$(0.36)	$0.00	$0.00	$(0.36)

03/31/2024	9.22	0.37	(0.05)	0.32	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.49	0.22	(0.26)	(0.04)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.87	0.02	(0.38)	(0.36)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.75	0.06	0.14	0.20	(0.08)	0.00	0.00	(0.08)
Administrative Class

03/31/2025	9.17	0.34	0.14	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.22	0.35	(0.05)	0.30	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.49	0.20	(0.26)	(0.06)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.87	(0.01)	(0.37)	(0.38)	0.00	0.00	0.00	0.00

03/31/2021	9.75	0.03	0.15	0.18	(0.06)	0.00	0.00	(0.06)

PIMCO Low Duration ESG Fund
Institutional Class

03/31/2025	$8.98	$0.34	$0.19	$0.53	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	8.92	0.31	0.04	0.35	(0.26)	0.00	(0.03)	(0.29)

03/31/2023	9.24	0.19	(0.26)	(0.07)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.69	0.08	(0.45)	(0.37)	(0.06)	0.00	(0.02)	(0.08)

03/31/2021	9.51	0.08	0.20	0.28	(0.10)	0.00	0.00	(0.10)
I-2

03/31/2025	8.98	0.33	0.19	0.52	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.92	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)

03/31/2023	9.24	0.19	(0.27)	(0.08)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.69	0.07	(0.45)	(0.38)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.51	0.07	0.20	0.27	(0.09)	0.00	0.00	(0.09)

8	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.31	5.72%	$19,489	0.73%	0.73%	0.71%	0.71%	4.07%	497%

9.16	4.01	19,618	0.75	0.75	0.71	0.71	4.14	360

9.15	(1.14)	26,326	0.73	0.73	0.71	0.71	2.37	259

9.50	(3.74)	28,891	0.71	0.71	0.71	0.71	0.50	421

9.93	3.23	41,296	0.71	0.71	0.71	0.71	0.76	486

9.31	5.68	514,395	0.77	0.77	0.75	0.75	4.04	497

9.16	3.97	568,065	0.79	0.79	0.75	0.75	4.11	360

9.15	(1.18)	649,202	0.77	0.77	0.75	0.75	2.23	259

9.50	(3.78)	858,919	0.75	0.75	0.75	0.75	0.46	421

9.93	3.19	1,080,190	0.75	0.75	0.75	0.75	0.70	486

9.31	5.31	19,556	1.12	1.12	1.10	1.10	3.69	497

9.16	3.61	23,899	1.14	1.14	1.10	1.10	3.75	360

9.15	(1.52)	34,741	1.12	1.12	1.10	1.10	1.87	259

9.50	(4.12)	49,234	1.10	1.10	1.10	1.10	0.10	421

9.93	2.83	71,439	1.10	1.10	1.10	1.10	0.40	486

9.31	5.10	1,104	1.32	1.32	1.30	1.30	3.48	497

9.16	3.40	855	1.34	1.34	1.30	1.30	3.57	360

9.15	(1.72)	736	1.32	1.32	1.30	1.30	1.91	259

9.50	(4.31)	491	1.30	1.30	1.30	1.30	(0.08)	421

9.93	0.07	329	1.30 *	1.30 *	1.30 *	1.30 *	(0.07)*	486

9.31	5.36	75,797	1.07	1.07	1.05	1.05	3.74	497

9.16	3.66	82,231	1.09	1.09	1.05	1.05	3.81	360

9.15	(1.47)	89,948	1.07	1.07	1.05	1.05	1.88	259

9.50	(4.07)	116,879	1.05	1.05	1.05	1.05	0.17	421

9.93	2.88	111,872	1.05	1.05	1.05	1.05	0.41	486

$9.31	5.61%	$263,477	0.51%	0.51%	0.50%	0.50%	3.94%	322%

9.17	3.54	312,375	0.52	0.52	0.50	0.50	4.12	270

9.22	(0.37)	300,041	0.51	0.51	0.50	0.50	2.38	353

9.49	(3.62)	338,497	0.50	0.50	0.50	0.50	0.17	500

9.87	2.09	431,289	0.50	0.50	0.50	0.50	0.56	524

9.31	5.35	10,118	0.76	0.76	0.75	0.75	3.68	322

9.17	3.28	9,444	0.77	0.77	0.75	0.75	3.87	270

9.22	(0.65)	9,171	0.76	0.76	0.75	0.75	2.15	353

9.49	(3.82)	9,468	0.75	0.75	0.75	0.75	(0.08)	500

9.87	1.84	10,077	0.75	0.75	0.75	0.75	0.31	524

$9.19	6.04%	$248,914	0.52%	0.52%	0.50%	0.50%	3.76%	80%

8.98	4.01	250,416	0.61	0.61	0.50	0.50	3.56	245

8.92	(0.70)	298,401	0.52	0.52	0.50	0.50	2.15	322

9.24	(3.81)	322,801	0.50	0.50	0.50	0.50	0.84	219

9.69	2.92	338,942	0.50	0.50	0.50	0.50	0.80	387

9.19	5.93	61,944	0.62	0.62	0.60	0.60	3.66	80

8.98	3.91	72,819	0.71	0.71	0.60	0.60	3.46	245

8.92	(0.80)	106,520	0.62	0.62	0.60	0.60	2.06	322

9.24	(3.91)	118,436	0.60	0.60	0.60	0.60	0.74	219

9.69	2.82	103,531	0.60	0.60	0.60	0.60	0.74	387

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Asset Investment Fund
Institutional Class

03/31/2025	$9.93	$0.49	$0.03	$0.52	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.24	(0.02)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)
Class M

03/31/2025	9.93	0.49	0.03	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.22	(0.03)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)
I-2

03/31/2025	9.93	0.48	0.03	0.51	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.24	(0.03)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.03	(0.11)	(0.08)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.76	0.06	0.24	0.30	(0.06)	0.00	0.00	(0.06)
I-3

03/31/2025	9.93	0.48	0.02	0.50	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.21	0.00	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.04	(0.13)	(0.09)	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.76	0.04	0.26	0.30	(0.06)	0.00	0.00	(0.06)
Administrative Class

03/31/2025	9.93	0.47	0.02	0.49	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.84	0.48	0.09	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.20	(0.01)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.02	(0.12)	(0.10)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.76	0.09	0.20	0.29	(0.05)	0.00	0.00	(0.05)
Class A

03/31/2025	9.93	0.46	0.02	0.48	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.84	0.47	0.10	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.21	(0.02)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.01	(0.12)	(0.11)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.03	0.25	0.28	(0.04)	0.00	0.00	(0.04)

PIMCO Short-Term Fund
Institutional Class

03/31/2025	$9.63	$0.48	$0.05	$0.53	$(0.44)	$0.00	$(0.05)	$(0.49)

03/31/2024	9.46	0.48	0.16	0.64	(0.44)	0.00	(0.03)	(0.47)

03/31/2023	9.64	0.23	(0.03)	0.20	(0.38)	0.00	0.00	(0.38)

03/31/2022	9.84	0.08	(0.22)	(0.14)	(0.06)	0.00	0.00	(0.06)

03/31/2021	9.49	0.11	0.38	0.49	(0.14)	0.00	0.00	(0.14)
I-2

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.47	0.16	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.22	(0.03)	0.19	(0.37)	0.00	0.00	(0.37)

03/31/2022	9.84	0.07	(0.22)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.11	0.37	0.48	(0.13)	0.00	0.00	(0.13)
I-3

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.46	0.17	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.24	(0.06)	0.18	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.84	0.06	(0.21)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.10	0.38	0.48	(0.13)	0.00	0.00	(0.13)

10	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.95	5.32%	$1,685,475	0.39%	0.39%	0.34%	0.34%	4.98%	86%

9.93	6.28	2,163,183	0.36	0.36	0.34	0.34	5.18	77

9.84	2.27	2,476,229	0.36	0.36	0.35	0.35	2.42	95

9.88	(0.73)	2,772,603	0.35	0.35	0.35	0.35	0.42	112

10.00	3.20	4,275,170	0.34	0.34	0.34	0.34	0.66	89

9.95	5.33	11	0.39	0.39	0.34	0.34	4.95	86

9.93	6.27	11	0.36	0.36	0.34	0.34	5.18	77

9.84	1.98	10	0.36	0.36	0.35	0.35	2.18	95

9.88	(0.73)	7,718	0.35	0.35	0.35	0.35	0.44	112

10.00	3.20	7,777	0.34	0.34	0.34	0.34	0.70	89

9.95	5.22	228,603	0.49	0.49	0.44	0.44	4.82	86

9.93	6.18	161,856	0.46	0.46	0.44	0.44	5.08	77

9.84	2.16	181,277	0.46	0.46	0.45	0.45	2.44	95

9.88	(0.83)	224,354	0.45	0.45	0.45	0.45	0.32	112

10.00	3.09	352,285	0.44	0.44	0.44	0.44	0.61	89

9.95	5.17	19,957	0.54	0.59	0.49	0.54	4.79	86

9.93	6.13	15,184	0.51	0.56	0.49	0.54	5.09	77

9.84	2.11	22,656	0.51	0.56	0.50	0.55	2.13	95

9.88	(0.88)	19,500	0.50	0.55	0.50	0.55	0.42	112

10.00	3.04	1,129	0.49	0.54	0.49	0.54	0.42	89

9.95	5.06	550	0.64	0.64	0.59	0.59	4.69	86

9.93	5.97	474	0.61	0.61	0.59	0.59	4.92	77

9.84	1.99	505	0.61	0.61	0.60	0.60	2.01	95

9.88	(0.98)	1,492	0.60	0.60	0.60	0.60	0.17	112

10.00	2.94	2,406	0.59	0.59	0.59	0.59	0.87	89

9.95	4.95	101,369	0.74	0.74	0.69	0.69	4.61	86

9.93	5.93	105,584	0.69	0.71	0.67	0.69	4.82	77

9.84	1.94	155,144	0.71	0.71	0.70	0.70	2.08	95

9.88	(1.08)	240,291	0.70	0.70	0.70	0.70	0.07	112

10.00	2.84	461,899	0.69	0.69	0.69	0.69	0.34	89

$9.67	5.65%	$6,784,844	0.49%	0.49%	0.45%	0.45%	5.02%	108%

9.63	6.93	7,488,965	0.48	0.48	0.45	0.45	5.01	78

9.46	2.09	7,946,218	0.47	0.47	0.45	0.45	2.42	62

9.64	(1.41)	12,139,504	0.45	0.45	0.45	0.45	0.78	93

9.84	5.21	10,965,709	0.47	0.47	0.45	0.45	1.14	94

9.67	5.55	2,010,990	0.59	0.59	0.55	0.55	4.92	108

9.63	6.82	2,099,340	0.58	0.58	0.55	0.55	4.91	78

9.46	1.99	2,392,831	0.57	0.57	0.55	0.55	2.34	62

9.64	(1.51)	2,915,639	0.55	0.55	0.55	0.55	0.67	93

9.84	5.10	3,150,987	0.57	0.57	0.55	0.55	1.07	94

9.67	5.51	87,240	0.64	0.69	0.60	0.65	4.86	108

9.63	6.78	63,136	0.63	0.68	0.60	0.65	4.86	78

9.46	1.94	74,739	0.62	0.67	0.60	0.65	2.50	62

9.64	(1.56)	44,897	0.60	0.65	0.60	0.65	0.62	93

9.84	5.05	50,189	0.62	0.67	0.60	0.65	1.01	94

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Fund (Cont.)
Administrative Class

03/31/2025	$9.63	$0.46	$0.05	$0.51	$(0.42)	$0.00	$(0.05)	$(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.13	0.34	0.47	(0.12)	0.00	0.00	(0.12)
Class A

03/31/2025	9.63	0.46	0.05	0.51	(0.42)	0.00	(0.05)	(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.09	0.38	0.47	(0.12)	0.00	0.00	(0.12)
Class C

03/31/2025	9.63	0.43	0.05	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.42	0.17	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.18	(0.04)	0.14	(0.32)	0.00	0.00	(0.32)

03/31/2022	9.84	0.02	(0.21)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.06	0.38	0.44	(0.09)	0.00	0.00	(0.09)
Class R

03/31/2025	9.63	0.44	0.04	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.43	0.16	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.20	(0.05)	0.15	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.84	0.03	(0.22)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.07	0.37	0.44	(0.09)	0.00	0.00	(0.09)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

12	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.67	5.39%	$15,515	0.74%	0.74%	0.70%	0.70%	4.78%	108%

9.63	6.66	17,564	0.73	0.73	0.70	0.70	4.75	78

9.46	1.84	21,559	0.72	0.72	0.70	0.70	2.21	62

9.64	(1.66)	23,672	0.70	0.70	0.70	0.70	0.52	93

9.84	4.94	28,626	0.72	0.72	0.70	0.70	1.38	94

9.67	5.39	736,386	0.74	0.74	0.70	0.70	4.77	108

9.63	6.66	771,094	0.73	0.73	0.70	0.70	4.75	78

9.46	1.84	962,000	0.72	0.72	0.70	0.70	2.15	62

9.64	(1.66)	1,436,600	0.70	0.70	0.70	0.70	0.52	93

9.84	4.94	1,681,053	0.72	0.72	0.70	0.70	0.92	94

9.67	5.08	56,397	1.04	1.04	1.00	1.00	4.46	108

9.63	6.34	52,946	1.03	1.03	1.00	1.00	4.45	78

9.46	1.53	64,350	1.02	1.02	1.00	1.00	1.92	62

9.64	(1.95)	76,762	1.00	1.00	1.00	1.00	0.21	93

9.84	4.63	102,373	1.02	1.02	1.00	1.00	0.66	94

9.67	5.13	98,254	0.99	0.99	0.95	0.95	4.53	108

9.63	6.40	121,168	0.98	0.98	0.95	0.95	4.49	78

9.46	1.58	158,601	0.97	0.97	0.95	0.95	2.06	62

9.64	(1.90)	140,966	0.95	0.95	0.95	0.95	0.28	93

9.84	4.68	110,040	0.97	0.97	0.95	0.95	0.69	94

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:

Investments, at value
Investments in securities*	$6,555,000	$7,795,213	$285,573	$312,922	$2,020,020	$12,698,001
Investments in Affiliates	0	903,159	42,457	0	86,612	8,422
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	886	1	47	27	2,056
Over the counter	0	15,342	106	306	1,300	20,506
Cash	2,024	5	0	207	12,375	0
Deposits with counterparty	0	18,623	2,413	2,818	15,139	79,485
Foreign currency, at value	0	6,793	0	729	0	7,417
Receivable for investments sold	0	1,537	29	62	7,837	2,497,452
Receivable for TBA investments sold	0	4,111,252	113,090	36,216	0	377,797
Receivable for Fund shares sold	28,486	19,537	106	263	2,120	11,681
Interest and/or dividends receivable	549	27,518	1,158	1,776	15,124	59,737
Dividends receivable from Affiliates	0	3,324	156	0	330	51
Reimbursement receivable from PIMCO	0	1	0	0	1	3
Total Assets	6,586,059	12,903,190	445,089	355,346	2,160,885	15,762,608

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$120,223	$700,382
Payable for short sales	0	521,894	21,404	13,490	0	400,872
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	2,202	92	109	285	3,940
Over the counter	0	11,749	79	479	0	19,032
Payable for investments purchased	2,100,000	905,179	18,804	1,187	0	4,138,487
Payable for investments in Affiliates purchased	0	3,443	162	0	342	52
Payable for TBA investments purchased	0	4,794,466	130,417	28,549	0	652,939
Deposits from counterparty	0	15,624	0	0	1,084	10,038
Payable for Fund shares redeemed	21,817	12,031	95	479	2,272	26,226
Distributions payable	742	922	56	66	105	2,121
Overdraft due to custodian	0	0	275	0	0	14,867
Accrued investment advisory fees	368	1,294	54	62	330	2,015
Accrued supervisory and administrative fees	495	1,158	54	67	259	1,799
Accrued distribution fees	0	24	2	0	0	36
Accrued servicing fees	0	122	0	0	20	176
Accrued reimbursement to PIMCO	10	0	0	0	0	0
Total Liabilities	2,123,432	6,270,108	171,494	44,488	124,920	5,972,982

Commitments and Contingent Liabilities^

Net Assets	$4,462,627	$6,633,082	$273,595	$310,858	$2,035,965	$9,789,626

Net Assets Consist of:
Paid in capital	$4,462,708	$7,508,596	$299,090	$334,877	$2,106,452	$10,232,446
Distributable earnings (accumulated loss)	(81)	(875,514)	(25,495)	(24,019)	(70,487)	(442,820)

Net Assets	$4,462,627	$6,633,082	$273,595	$310,858	$2,035,965	$9,789,626

Cost of investments in securities	$6,555,000	$7,871,399	$289,417	$318,045	$2,031,345	$12,734,418
Cost of investments in Affiliates	$0	$901,471	$42,068	$0	$86,625	$8,368
Cost of foreign currency held	$0	$6,771	$0	$724	$0	$7,692
Proceeds received on short sales	$0	$519,785	$21,291	$13,420	$0	$399,713
Cost or premiums of financial derivative instruments, net	$0	$(7,400)	$518	$473	$1,522	$(25,523)

* Includes repurchase agreements of:	$6,555,000	$2,061,300	$52,100	$23,400	$30,800	$360,325

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:

Institutional Class	$1,370,681	$5,424,052	$263,477	$248,914	$1,685,475	$6,784,844
Class M	341,747	N/A	N/A	N/A	11	N/A
I-2	17,751	550,513	N/A	61,944	228,603	2,010,990
I-3	N/A	28,176	N/A	N/A	19,957	87,240
Administrative Class	84,382	19,489	10,118	N/A	550	15,515
Class A	2,589,956	514,395	N/A	N/A	101,369	736,386
Class C	58,110	19,556	N/A	N/A	N/A	56,397
Class C-2	N/A	1,104	N/A	N/A	N/A	N/A
Class R	N/A	75,797	N/A	N/A	N/A	98,254

Shares Issued and Outstanding:

Institutional Class	1,370,713	582,490	28,298	27,092	169,432	701,534
Class M	341,750	N/A	N/A	N/A	1	N/A
I-2	17,751	59,119	N/A	6,742	22,980	207,940
I-3	N/A	3,026	N/A	N/A	2,006	9,020
Administrative Class	84,385	2,093	1,087	N/A	55	1,604
Class A	2,590,005	55,241	N/A	N/A	10,189	76,142
Class C	58,113	2,100	N/A	N/A	N/A	5,832
Class C-2	N/A	118	N/A	N/A	N/A	N/A
Class R	N/A	8,140	N/A	N/A	N/A	10,160

Net Asset Value Per Share Outstanding(a):
Institutional Class	$1.00	$9.31	$9.31	$9.19	$9.95	$9.67
Class M	1.00	N/A	N/A	N/A	9.95	N/A
I-2	1.00	9.31	N/A	9.19	9.95	9.67
I-3	N/A	9.31	N/A	N/A	9.95	9.67
Administrative Class	1.00	9.31	9.31	N/A	9.95	9.67
Class A	1.00	9.31	N/A	N/A	9.95	9.67
Class C	1.00	9.31	N/A	N/A	N/A	9.67
Class C-2	N/A	9.31	N/A	N/A	N/A	N/A
Class R	N/A	9.31	N/A	N/A	N/A	9.67

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:

Interest, net of foreign taxes*	$175,166	$256,616	$11,395	$13,550	$131,757	$547,995
Dividends	0	23	1	0	0	103
Dividends from Investments in Affiliates	0	28,813	1,660	0	3,178	10,874
Miscellaneous income	0	1	0	0	0	0
Total Income	175,166	285,453	13,056	13,550	134,935	558,972

Expenses:
Investment advisory fees	4,188	14,852	733	792	5,035	25,342
Supervisory and administrative fees	5,216	13,441	733	859	3,820	22,531
Distribution and/or servicing fees - Administrative Class	0	52	25	N/A	1	41
Distribution and/or servicing fees - Class A	0	1,357	N/A	N/A	250	1,791
Distribution and/or servicing fees - Class C	0	119	N/A	N/A	N/A	290
Distribution and/or servicing fees - C-2	N/A	8	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class R	N/A	386	N/A	N/A	N/A	547
Trustee fees	22	40	2	2	18	70
Interest expense	0	1,261	43	74	1,343	4,535
Miscellaneous expense	178	1	0	0	0	0
Total Expenses	9,604	31,517	1,536	1,727	10,467	55,147
Waiver and/or Reimbursement by PIMCO	(22)	(19)	0	0	(7)	(38)
Net Expenses	9,582	31,498	1,536	1,727	10,460	55,109

Net Investment Income (Loss)	165,584	253,955	11,520	11,823	124,475	503,863

Net Realized Gain (Loss):

Investments in securities	64	(539)	373	(833)	1,418	(12,790)
Investments in Affiliates	0	112	8	0	48	49
Exchange-traded or centrally cleared financial derivative instruments	0	(14,843)	(1,041)	373	881	(15,958)
Over the counter financial derivative instruments	0	17,565	148	717	0	24,480
Short sales	0	0	0	0	(859)	(1,740)
Foreign currency	0	(390)	0	(13)	0	(2,244)

Net Realized Gain (Loss)	64	1,905	(512)	244	1,488	(8,203)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	0	57,424	3,049	5,819	5,599	65,163
Investments in Affiliates	0	1,643	390	0	(13)	53
Exchange-traded or centrally cleared financial derivative instruments	0	25,852	1,549	801	(2,329)	(1,062)
Over the counter financial derivative instruments	0	1,496	19	(252)	297	(7,930)
Short sales	0	0	0	0	0	(1,115)
Foreign currency assets and liabilities	0	362	0	11	0	532

Net Change in Unrealized Appreciation (Depreciation)	0	86,777	5,007	6,379	3,554	55,641

Net Increase (Decrease) in Net Assets Resulting from Operations	$165,648	$342,637	$16,015	$18,446	$129,517	$551,301
* Foreign tax withholdings	$0	$0	$0	$4	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$165,584	$106,751	$253,955	$262,104
Net realized gain (loss)	64	18	1,905	(88,351)
Net change in unrealized appreciation (depreciation)	0	0	86,777	72,466

Net Increase (Decrease) in Net Assets Resulting from Operations	165,648	106,769	342,637	246,219

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(40,510)	(32,749)	(192,616)	(190,881)
Class M	(25,919)	(13,895)	N/A	N/A
I-2	(933)	(928)	(23,545)	(24,691)
I-3	N/A	N/A	(1,482)	(1,176)
Administrative Class	(2,315)	(1,677)	(806)	(942)
Class A	(93,272)	(55,216)	(20,863)	(22,644)
Class C	(2,715)	(2,302)	(757)	(972)
Class C-2	N/A	N/A	(36)	(25)
Class R	N/A	N/A	(2,732)	(2,948)

Tax basis return of capital
Institutional Class	0	0	(2,852)	0
Class M	0	0	N/A	N/A
I-2	0	0	(357)	0
I-3	N/A	N/A	(23)	0
Administrative Class	0	0	(13)	0
Class A	0	0	(332)	0
Class C	0	0	(13)	0
Class C-2	N/A	N/A	(1)	0
Class R	N/A	N/A	(47)	0

Total Distributions(a)	(165,664)	(106,767)	(246,475)	(244,279)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,788,083	596,618	568,960	(517,401)

Total Increase (Decrease) in Net Assets	1,788,067	596,620	665,122	(515,461)

Net Assets:

Beginning of year	2,674,560	2,077,940	5,967,960	6,483,421
End of year	$4,462,627	$2,674,560	$6,633,082	$5,967,960

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$11,520	$13,438	$11,823	$12,382	$124,475	$143,276	$503,863	$535,371
(512)	(627)	244	(4,153)	1,488	(588)	(8,203)	(127,487)
5,007	(1,154)	6,379	5,104	3,554	28,797	55,641	318,036

16,015	11,657	18,446	13,333	129,517	171,485	551,301	725,920

(11,210)	(12,856)	(8,851)	(7,769)	(111,925)	(128,494)	(322,658)	(348,504)
N/A	N/A	N/A	N/A	(1)	(1)	N/A	N/A
N/A	N/A	(2,341)	(2,447)	(8,094)	(8,894)	(93,936)	(101,133)
N/A	N/A	N/A	N/A	(724)	(862)	(3,380)	(3,191)
(362)	(350)	N/A	N/A	(25)	(23)	(716)	(865)
N/A	N/A	N/A	N/A	(4,652)	(6,047)	(30,912)	(36,896)
N/A	N/A	N/A	N/A	N/A	N/A	(2,117)	(2,363)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(4,456)	(5,558)

0	0	0	(932)	0	0	(37,356)	(20,862)
N/A	N/A	N/A	N/A	0	0	N/A	N/A
N/A	N/A	0	(303)	0	0	(11,135)	(6,190)
N/A	N/A	N/A	N/A	0	0	(406)	(197)
0	0	N/A	N/A	0	0	(88)	(55)
N/A	N/A	N/A	N/A	0	0	(3,791)	(2,341)
N/A	N/A	N/A	N/A	N/A	N/A	(279)	(161)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(578)	(375)

(11,572)	(13,206)	(11,192)	(11,451)	(125,421)	(144,321)	(511,808)	(528,691)

(52,667)	14,156	(19,631)	(83,568)	(414,423)	(416,693)	(864,080)	(1,203,314)

(48,224)	12,607	(12,377)	(81,686)	(410,327)	(389,529)	(824,587)	(1,006,085)

321,819	309,212	323,235	404,921	2,446,292	2,835,821	10,614,213	11,620,298
$273,595	$321,819	$310,858	$323,235	$2,035,965	$2,446,292	$9,789,626	$10,614,213

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.9%

SHORT-TERM INSTRUMENTS 146.9%

REPURCHASE AGREEMENTS (a) 146.9%
$6,555,000

Total Short-Term Instruments (Cost $6,555,000)	6,555,000

Total Investments in Securities (Cost $6,555,000)	6,555,000

Total Investments 146.9% (Cost $6,555,000)	$6,555,000

Other Assets and Liabilities, net (46.9)%	(2,092,373)

Net Assets 100.0%	$4,462,627

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	04/01/2025	04/02/2025	$750,000	U.S. Treasury Notes 2.750% - 4.000% due 04/30/2027 - 12/15/2027	$(765,558)	$750,000	$750,000
	4.420	03/31/2025	04/01/2025	750,000	U.S. Treasury Notes 3.375% - 4.000% due 09/15/2027 - 12/15/2027	(766,101)	750,000	750,092
	4.440	03/31/2025	04/01/2025	1,100,000	U.S. Treasury Notes 0.375% - 2.875% due 07/31/2027 - 05/15/2028	(1,121,326)	1,100,000	1,100,136
BPS	4.410	04/01/2025	04/02/2025	500,000	U.S. Treasury Notes 0.375% due 07/31/2027	(510,599)	500,000	500,000
	4.450	03/31/2025	04/01/2025	500,000	U.S. Treasury Notes 3.500% due 09/30/2026	(510,188)	500,000	500,062
BRC	4.410	04/01/2025	04/02/2025	250,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(254,845)	250,000	250,000
	4.450	03/31/2025	04/01/2025	250,000	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(256,102)	250,000	250,031
FICC STR	4.360	03/31/2025	04/01/2025	300,000	U.S. Treasury Bonds 4.750% due 12/31/2099	(122,126)	300,000	300,036
					U.S. Treasury Inflation Protected Securities 2.375% due 12/31/2099	(183,874)
JPS	4.410	04/01/2025	04/02/2025	350,000	U.S. Treasury Bonds 4.750% due 11/15/2043	(359,025)	350,000	350,000
	4.460	03/31/2025	04/01/2025	350,000	U.S. Treasury Notes 4.375% due 07/31/2026	(357,434)	350,000	350,043
SAL	4.380	03/31/2025	04/01/2025	123,000	U.S. Treasury Notes 4.375% due 07/31/2026	(125,465)	123,000	123,015
	4.440	03/31/2025	04/01/2025	800,000	U.S. Treasury Notes 4.625% due 06/15/2027	(816,141)	800,000	800,099
SCX	4.410	04/01/2025	04/02/2025	250,000	U.S. Treasury Inflation Protected Securities 0.625% due 02/15/2043	(256,868)	250,000	250,000
	4.450	03/31/2025	04/01/2025	250,000	U.S. Treasury Notes 3.000% due 07/15/2025	(255,113)	250,000	250,031
TDM	4.450	03/31/2025	04/01/2025	32,000	U.S. Treasury Notes 4.000% due 02/15/2034	(32,754)	32,000	32,004

Total Repurchase Agreements						$(6,693,519)	$6,555,000	$6,555,549

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$2,600,228	$0	$0	$2,600,228	$(2,652,985)	$(52757)
BPS	1,000,062	0	0	1,000,062	(1,020,787)	(20,725)
BRC	500,031	0	0	500,031	(510,947)	(10,916)
FICC STR	300,036	0	0	300,036	(306,000)	(5,964)
JPS	700,043	0	0	700,043	(716,489)	(16446)
SAL	923,114	0	0	923,114	(941,606)	(18,492)
SCX	500,031	0	0	500,031	(511,951)	(11,920)
TDM	32,004	0	0	32,004	(32,754)	(750)

Total Borrowings and Other Financing Transactions	$6,555,549	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$6,555,000	$0	$6,555,000

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Schedule of Investments	PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.5%

CORPORATE BONDS & NOTES 12.6%

BANKING & FINANCE 8.4%

ABN AMRO Bank NV
4.718% due 01/22/2027		$17,900	$18,008
6.575% due 10/13/2026 •		5,400	5,454

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		3,900	4,000

Athene Global Funding
3.534% due 02/23/2027 ~	EUR	8,200	8,917
5.106% due 07/16/2026 •		$16,500	16,510

Bank of America Corp.
3.387% due 09/22/2026 ~	EUR	11,600	12,588

Bank of Nova Scotia
5.450% due 06/12/2025		$10,500	10,515

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		5,150	5,233

Barclays PLC
5.304% due 08/09/2026 •		8,000	8,016
7.325% due 11/02/2026 •		13,400	13,594

BGC Group, Inc.
6.150% due 04/02/2030 (b)		3,200	3,188

BPCE SA
6.612% due 10/19/2027 •		20,200	20,752

Citibank NA
4.876% due 11/19/2027 •		6,550	6,583
4.929% due 08/06/2026		12,900	12,988
5.438% due 04/30/2026		14,050	14,203

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,400	10,218
4.978% due 08/28/2026 ~		6,800	6,826

Credit Agricole SA
1.907% due 06/16/2026 •		17,200	17,096

Danske Bank AS
1.621% due 09/11/2026 •		500	493
5.427% due 03/01/2028 •		8,000	8,135

Deutsche Bank AG
5.578% due 11/16/2027 •		19,000	19,076

Extra Space Storage LP
3.500% due 07/01/2026		7,000	6,910

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,988
5.800% due 03/05/2027		6,200	6,229
5.918% due 03/20/2028		2,200	2,211

General Motors Financial Co., Inc.
5.400% due 05/08/2027		14,700	14,846

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		25,300	25,404

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(g)		1,500	1,506

HSBC Holdings PLC
5.929% due 08/14/2027 •		3,200	3,242

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,583
5.126% due 09/22/2027 ~		19,100	19,175
5.278% due 04/22/2028 •		5,000	5,036
5.571% due 04/22/2028 •		2,800	2,856
6.070% due 10/22/2027 •		8,300	8,497

Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	11,149
4.050% due 08/25/2025		18,000	17,968

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		4,500	4,501

Morgan Stanley
5.376% due 04/13/2028 •		7,500	7,563

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		800	807
5.016% due 01/12/2029 •		1,600	1,619

NatWest Group PLC
5.583% due 03/01/2028 •		2,800	2,848
5.608% due 03/01/2028 ~		2,400	2,422
7.472% due 11/10/2026 •		5,600	5,693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Protective Life Global Funding
4.858% due 07/22/2026 ~		$9,000	$9,013

Royal Bank of Canada
4.821% due 08/03/2026 ~		4,800	4,802

Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,030
3.450% due 06/02/2025		8,250	8,229

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		13,300	13,468

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	22,521
5.464% due 01/13/2026		12,600	12,692

Swedbank AB
3.356% due 04/04/2025		22,000	21,999
5.337% due 09/20/2027		20,000	20,326

Toyota Motor Credit Corp.
4.550% due 08/07/2026		4,900	4,917

UBS Group AG
2.193% due 06/05/2026 •		4,900	4,877
4.488% due 05/12/2026 •		10,000	9,997
4.550% due 04/17/2026		2,100	2,101
4.703% due 08/05/2027 •		5,000	5,000
6.327% due 12/22/2027 •		700	719
6.373% due 07/15/2026 •		6,200	6,225

UBS Switzerland AG
3.390% due 12/05/2025	EUR	8,200	8,930

VICI Properties LP
4.375% due 05/15/2025		$4,300	4,303

Wells Fargo & Co.
5.141% due 01/24/2028 ~		15,000	15,048
5.707% due 04/22/2028 •		3,400	3,475

			559,118

INDUSTRIALS 2.8%

AbbVie, Inc.
4.800% due 03/15/2027		16,100	16,264

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		14,700	14,446

Bayer U.S. Finance LLC
6.125% due 11/21/2026		600	611

BMW U.S. Capital LLC
4.750% due 03/21/2028		11,790	11,820
5.050% due 08/11/2028		9,996	10,090

CommonSpirit Health
1.547% due 10/01/2025		15,500	15,256

Continental Resources, Inc.
2.268% due 11/15/2026		1,200	1,151

CRH America, Inc.
3.875% due 05/18/2025		2,775	2,770

Global Payments, Inc.
1.200% due 03/01/2026		3,300	3,197

Hyundai Capital America
5.511% due 08/04/2025 ~		7,500	7,516
5.848% due 01/08/2027 •		17,300	17,489

International Business Machines Corp.
4.650% due 02/10/2028		13,300	13,388

Mars, Inc.
4.450% due 03/01/2027		1,100	1,102
4.600% due 03/01/2028		3,300	3,314

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028 (b)		11,850	11,861
4.900% due 11/15/2027		3,350	3,367

National Football League
5.480% due 10/05/2028 «(g)		2,400	2,426

Oracle Corp.
5.121% due 08/03/2028 ~		3,400	3,411

Penske Truck Leasing Co. LP
1.700% due 06/15/2026		11,100	10,721

The Campbell’s Co.
5.300% due 03/20/2026		11,300	11,378

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		21,745	21,743

			183,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.4%

AES Corp.
1.375% due 01/15/2026	$22,500	$21,886

Constellation Energy Generation LLC
3.250% due 06/01/2025	6,300	6,281

Enel Finance International NV
1.625% due 07/12/2026	3,200	3,082
4.500% due 06/15/2025	19,600	19,573

Eversource Energy
0.800% due 08/15/2025	2,300	2,266

FirstEnergy Corp.
3.900% due 07/15/2027	300	295

Georgia Power Co.
5.109% due 05/08/2025 ~	10,100	10,105

NextEra Energy Capital Holdings, Inc.
5.161% due 02/04/2028 •	5,750	5,778

Pacific Gas & Electric Co.
4.950% due 06/08/2025	14,200	14,189
5.282% due 09/04/2025 •	2,800	2,800

Southern California Edison Co.
3.650% due 03/01/2028	700	678
4.700% due 06/01/2027	1,100	1,099
5.350% due 03/01/2026	4,900	4,921
5.650% due 10/01/2028	100	102
5.850% due 11/01/2027	600	615

Spire, Inc.
5.300% due 03/01/2026	1,500	1,509

		95,179

Total Corporate Bonds & Notes (Cost $836,842)		837,618

U.S. GOVERNMENT AGENCIES 39.6%

Fannie Mae
1.000% due 01/25/2043	239	203
1.596% due 10/25/2042 •(a)	8,281	900
1.696% due 11/25/2042 •(a)	7,941	616
2.000% due 11/25/2046	13,188	12,197
2.080% due 10/01/2026	3,780	3,653
2.196% due 01/25/2042 •(a)	850	118
2.500% due 05/25/2028 (a)	1,537	41
2.770% due 04/01/2026	2,022	1,988
3.150% due 03/01/2026	11,350	11,206
3.590% due 12/01/2025	11,350	11,260
4.250% due 05/25/2033	95	93
4.407% due 01/01/2028 •	1	1
4.526% due 12/25/2036 •	175	171
4.586% due 06/25/2034 •	40	39
4.640% due 11/25/2050 •	976	930
4.704% due 01/25/2037 •	3	3
4.737% due 12/25/2042 ~	493	491
4.754% due 03/25/2037 •	330	325
4.804% due 03/25/2037 - 03/25/2044 •	272	270
4.814% due 03/25/2037 •	15	15
4.834% due 07/25/2037 •	364	361
4.854% due 06/25/2032 - 10/25/2040 •	52	52
4.893% due 09/25/2046 •	2,104	2,084
4.904% due 12/25/2040 •	7	7
4.924% due 07/25/2037 •	449	447
4.954% due 08/25/2037 •	16	16
4.955% due 12/01/2036 •	2	2
5.124% due 03/25/2038 •	16	16
5.129% due 01/25/2051 •	1,008	1,009
5.204% due 03/25/2038 - 01/25/2040 •	197	197
5.230% due 03/01/2035 •	37	37
5.244% due 03/25/2055 •	9,250	9,251
5.290% due 11/25/2053 •	3,255	3,266
5.304% due 02/25/2040 •	117	117
5.390% due 01/25/2055 •	3,900	3,908
5.490% due 03/25/2055 •	13,399	13,422
5.500% due 08/25/2034	286	287
5.500% due 03/25/2055 •	14,578	14,658
5.742% due 09/01/2034 •	2	2
5.840% due 12/25/2054 •	19,764	19,967

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.886% due 07/01/2042 - 07/01/2044 •	$93	$94
5.936% due 09/01/2041 •	12	12
6.086% due 10/01/2030 - 11/01/2039 •	70	71
6.118% due 03/01/2035 •	486	490
6.375% due 01/01/2035 •	286	290
6.435% due 12/01/2033 •	31	31
6.500% due 07/25/2031 - 09/01/2033	390	403
6.537% due 11/01/2035 •	6	6
6.550% due 03/01/2035 •	43	44
6.567% due 11/01/2034 •	55	55
6.616% due 04/01/2034 •	103	105
6.703% due 07/01/2035 •	57	58
6.897% due 06/01/2035 •	23	23
7.000% due 04/01/2034	7	7
7.142% due 09/01/2032 •	99	101
7.145% due 10/01/2035 •	188	193
7.205% due 09/01/2035 •	5	5
7.220% due 11/01/2027 •	2	2
7.250% due 08/01/2029 •	29	29
7.315% due 05/01/2035 •	29	29
7.375% due 08/01/2035 •	495	505
7.390% due 09/01/2035 •	114	116
7.508% due 06/01/2035 •	77	78
7.511% due 07/01/2035 •	110	112
7.522% due 08/01/2035 •	85	87

Freddie Mac
0.650% due 10/27/2025	62,200	60,895
0.680% due 08/06/2025	32,300	31,890
0.800% due 10/28/2026 (j)	83,100	79,035
1.250% due 10/15/2027	5,992	5,808
1.375% due 11/15/2027	4,524	4,389
1.487% due 08/15/2043 •(a)	15,607	1,624
2.007% due 07/15/2036 •(a)	677	67
2.500% due 10/25/2049	103	89
2.539% due 08/15/2044 •	4,157	4,256
2.687% due 08/15/2036 •(a)	1,812	198
2.920% due 01/25/2026	1,682	1,659
3.000% due 01/01/2027	122	120
3.000% due 03/15/2027 - 05/15/2027 (a)	1,794	35
3.044% due 04/25/2025 ~	2,400	2,392
3.250% due 10/25/2033	6,611	6,577
3.500% due 02/01/2047 - 06/01/2047	6,258	5,745
4.000% due 12/01/2047	1,341	1,267
4.598% due 08/15/2032 ~	3	3
4.695% due 08/25/2031 •	267	284
4.734% due 09/25/2031 •	397	395
4.793% due 02/15/2037 •	17	17
4.803% due 02/15/2037 •	25	25
4.813% due 07/15/2043 •	3,527	3,477
4.863% due 05/15/2037 •	5	5
4.913% due 11/15/2030 - 06/15/2042 •	4,246	4,204
4.983% due 05/15/2036 •	13	13
5.013% due 01/15/2042 •	10	10
5.135% due 02/15/2051 •	31,995	31,627
5.280% due 11/25/2054 •	18,897	18,922
5.290% due 02/25/2055 •	4,442	4,455
5.310% due 08/25/2054 •	10,000	10,038
5.318% due 01/15/2038 •	1,278	1,285
5.340% due 02/25/2055 •	12,246	12,306
5.490% due 03/25/2055 •	8,753	8,799
5.500% due 07/15/2034	206	207
5.690% due 02/25/2054 ~	45,746	45,984
6.000% due 12/15/2028 - 07/15/2029	8	8
6.035% due 07/25/2044 •	859	827
6.447% due 04/01/2035 •	151	153
6.488% due 03/01/2035 •	72	73
6.500% due 03/15/2029 - 07/25/2043	5,774	5,963
7.000% due 01/01/2030 - 04/01/2032	3	4
7.100% due 04/01/2035 •	132	133
7.125% due 10/01/2035 •	143	146
7.183% due 02/01/2037 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.454% due 07/01/2035 •	$2	$2
7.482% due 07/01/2027 •	1	1
7.500% due 07/15/2030	16	17
7.500% due 08/01/2035 •	174	177
7.835% due 05/01/2037 •	7	7

Ginnie Mae
4.500% due 08/20/2048	727	708
4.625% due 08/20/2025 - 07/20/2034 •	402	403
4.644% due 09/20/2071 - 09/20/2073 •	3,822	3,791
4.723% due 05/20/2068 •	252	251
4.750% due 10/20/2025 - 12/20/2026 •	2	1
4.773% due 12/20/2062 •	88	87
4.823% due 12/20/2060 •	243	243
4.875% due 06/20/2025 - 05/20/2030 •	22	21
4.923% due 08/20/2069 ~	15,322	15,309
5.000% due 12/20/2027 - 07/20/2030 •	19	20
5.023% due 03/20/2065 - 07/20/2065 •	4,446	4,436
5.073% due 10/20/2064 •	5,108	5,101
5.104% due 11/20/2074 •	995	996
5.118% due 02/20/2060 •	453	454
5.144% due 04/20/2072 •	9,535	9,488
5.193% due 10/20/2066 •	276	277
5.194% due 05/20/2074 •	493	496
5.223% due 05/20/2066 •	1,210	1,210
5.244% due 08/20/2073 •	4,358	4,398
5.294% due 09/20/2073 •	13,444	13,607
5.304% due 08/20/2073 •	12,638	12,787
5.306% due 12/20/2066 •	4,486	4,502
5.323% due 04/20/2066 •	1,781	1,783
5.324% due 09/20/2073 •	4,419	4,469
5.444% due 05/20/2073 •	3,877	3,905
5.500% due 11/20/2026 •	1	1
5.504% due 11/20/2072 •	74,121	75,546
5.514% due 11/20/2072 •	87,187	88,552
5.651% due 05/20/2041 ~	122	120
5.673% due 08/20/2070 •	17,101	17,425
5.844% due 08/20/2071 •	8,424	8,602

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	3,219	3,087
3.000% due 12/01/2026 - 04/01/2052	381,241	332,990
3.500% due 02/01/2047 - 12/01/2047	141,504	128,268
4.000% due 01/01/2046 - 06/01/2053	56,298	53,287
4.500% due 06/01/2025 - 09/01/2053	12,270	11,777
5.000% due 08/01/2025 - 08/01/2054	98,872	97,192
5.500% due 07/01/2053 - 12/01/2053	37,266	37,260
6.000% due 03/01/2032 - 01/01/2053	1,593	1,658
6.500% due 07/01/2034 - 03/01/2038	168	176
8.000% due 04/01/2030 - 11/01/2031	103	108

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	148,840	138,484
4.500% due 04/01/2040	50	50
5.000% due 05/01/2055	426,100	417,283
5.500% due 05/01/2055	5,000	4,989
6.000% due 05/01/2055 - 06/01/2055	638,500	647,641

Vendee Mortgage Trust
6.500% due 05/15/2029	1,729	1,757

Total U.S. Government Agencies (Cost $2,692,279)		2,627,184

U.S. TREASURY OBLIGATIONS 17.5%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025	163,290	163,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 10/15/2025	$39,843	$39,877
0.375% due 07/15/2025	22,701	22,741
0.625% due 07/15/2032	42,522	39,712
1.125% due 01/15/2033	43,929	42,102

U.S. Treasury Notes
3.625% due 05/15/2026	590,900	588,361
3.875% due 01/15/2026 (j)	149,500	149,263
4.125% due 06/15/2026	50,000	50,080
4.375% due 11/30/2028 (j)(l)	31,200	31,690
4.875% due 04/30/2026	36,100	36,413

Total U.S. Treasury Obligations (Cost $1,162,479)		1,163,689

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	6,950	6,832

280 Park Avenue Mortgage Trust
5.502% due 09/15/2034 •	10,200	10,017

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	14	14

American Home Mortgage Assets Trust
4.975% due 11/25/2035 •	204	193

Angel Oak Mortgage Trust
1.820% due 11/25/2066 •	7,182	6,376
5.338% due 05/27/2069 þ	914	911

Ashford Hospitality Trust
5.392% due 04/15/2035 ~	414	413

Atrium Hotel Portfolio Trust
5.547% due 12/15/2036 ~	8,766	8,618

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~	4,100	3,911

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	1,642	1,639

Banc of America Funding Trust
5.500% due 09/25/2035	160	161
5.697% due 05/25/2035 ~	47	44
6.425% due 02/20/2036 •	160	152

Banc of America Mortgage Trust
5.125% due 02/25/2035 ~	35	34
5.708% due 09/25/2035 ~	848	750

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	30	24
4.913% due 11/25/2030 •	4	4
5.125% due 01/25/2035 ~	1	1
5.172% due 01/25/2035 •	186	182
5.416% due 08/25/2035 •	2,742	2,555
5.472% due 08/25/2035 •	406	348
5.954% due 01/25/2034 •	4	4
6.188% due 08/25/2033 •	20	20
6.574% due 04/25/2033 •	105	105
6.750% due 02/25/2033 •	2	2
6.815% due 10/25/2036 ~	41	40
7.480% due 08/25/2033 •	132	128

Bear Stearns ALT-A Trust
4.333% due 04/25/2035 •	731	714
5.043% due 09/25/2035 •	879	510
5.564% due 05/25/2035 •	14	14
5.564% due 05/25/2035 ~	149	142
6.456% due 09/25/2034 ~	80	78

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~	1,278	914

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •	398	360

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.715% due 01/25/2035 ~	48	47

Citigroup Mortgage Loan Trust
5.469% due 03/25/2036 ~	459	450
6.080% due 09/25/2035 •	6	6
6.760% due 03/25/2034 •	156	142

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	9,670	9,560

Commercial Mortgage Trust
5.367% due 06/15/2034 ~	3,400	3,163
5.734% due 12/15/2038 •	19,379	19,183

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
4.835% due 06/25/2036 •		$333	$139

Countrywide Home Loan Mortgage Pass-Through Trust
6.248% due 02/20/2036 •		3,628	3,353

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		175	168

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
7.338% due 10/25/2033 •		11	11

Credit Suisse Mortgage Capital Mortgage-Backed Trust
7.199% due 06/01/2050 ~		16,321	16,265

CRSNT Commercial Mortgage Trust
5.254% due 04/15/2036 •		25,400	25,034

DBGS Mortgage Trust
5.829% due 10/15/2036 •		1,220	1,212

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.835% due 06/25/2037 ~		5,843	5,107

DROP Mortgage Trust
5.583% due 10/15/2043 •		23,100	21,989

EMF-NL Prime BV
3.598% due 04/17/2041 •	EUR	3,000	3,009

Eurosail PLC
5.529% due 06/13/2045 ~	GBP	2,027	2,612

Extended Stay America Trust
5.513% due 07/15/2038 ~		$1,386	1,385

First Horizon Alternative Mortgage Securities Trust
5.170% due 09/25/2034 •		18	18
5.231% due 09/25/2035 •		98	86

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		51	51

GS Mortgage Securities Corp. Trust
5.390% due 12/15/2036 ~		19,146	19,003
5.616% due 11/15/2032 •		4,418	4,399
5.690% due 12/15/2036 ~		259	258

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 •		21,585	18,408

GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		136	130
6.000% due 03/25/2032		14	15
6.119% due 09/25/2035 •		12	11
6.623% due 07/25/2035 ~		471	246
6.697% due 09/25/2035 •		337	341

HarborView Mortgage Loan Trust
5.043% due 07/19/2035 •		1,268	953

IndyMac INDX Mortgage Loan Trust
4.855% due 05/25/2046 •		844	765

JP Morgan Chase Commercial Mortgage Securities Trust
5.783% due 12/15/2036 ~		7,000	4,637

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		104	55
5.487% due 08/25/2035 •		780	689
7.191% due 07/25/2035 •		10	10

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •		35	33

Morgan Stanley Capital Trust
5.384% due 12/15/2036 ~		100	86
5.467% due 11/15/2034 •		6,195	6,135

Morgan Stanley Mortgage Loan Trust
4.518% due 08/25/2034 •		41	38
4.695% due 04/25/2035 ~		604	603
4.755% due 01/25/2035 •		176	166
5.500% due 11/25/2035		919	850

MortgageIT Mortgage Loan Trust
5.075% due 02/25/2035 •		83	84

Natixis Commercial Mortgage Securities Trust
5.534% due 08/15/2038 •		5,200	4,993

New Orleans Hotel Trust
5.356% due 04/15/2032 •		1,400	1,384

Newgate Funding PLC
3.078% due 12/15/2050 •	EUR	655	704

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •		$4,700	4,668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
3.000% due 01/25/2052 •	$20,029	$17,081
5.000% due 10/25/2051 •	5,127	4,774

One Market Plaza Trust
3.614% due 02/10/2032	6,282	5,900

ONE Park Mortgage Trust
5.133% due 03/15/2036 •	2,450	2,416

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.995% due 12/25/2035 ~	1,480	1,458

Prime Mortgage Trust
4.835% due 02/25/2034 •	101	95

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	3,500	3,452

Structured Adjustable Rate Mortgage Loan Trust
6.527% due 02/25/2034 •	9	9

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	31	30
4.695% due 03/25/2037 ~	37	15
4.995% due 02/25/2036 ~	679	568
5.091% due 09/19/2032 ~	116	112

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~	6	6

SunTrust Adjustable Rate Mortgage Loan Trust
6.974% due 01/25/2037 ~	418	263

Thornburg Mortgage Securities Trust
5.387% due 12/25/2045 ~	738	668
7.570% due 10/25/2045 ~	626	649

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,849	1,765
5.435% due 05/25/2058 ~	2,730	2,799

TTAN
5.284% due 03/15/2038 •	38	38

UWM Mortgage Trust
5.000% due 12/25/2051 ~	17,881	16,705

VASA Trust
5.334% due 07/15/2039 ~	5,000	4,860

Waikiki Beach Hotel Trust
5.667% due 12/15/2033 ~	10,699	10,675

WaMu Mortgage Pass-Through Certificates Trust
5.015% due 01/25/2036 ~	60	58
5.015% due 10/25/2045 •	20	19
5.175% due 11/25/2034 ~	1,117	1,071
5.635% due 08/25/2046 •	19	18
6.000% due 06/25/2034	340	348
6.035% due 06/25/2042 •	133	124

Washington Mutual Mortgage Pass-Through Certificates Trust
6.725% due 02/25/2033 ~	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $316,738)		304,842

ASSET-BACKED SECURITIES 7.4%

AUTOMOBILE ABS OTHER 0.1%

BMW Vehicle Lease Trust
4.740% due 07/27/2026 ~	1,577	1,578

GM Financial Consumer Automobile Receivables Trust
4.739% due 03/16/2027 •	7,229	7,230

		8,808

AUTOMOBILE SEQUENTIAL 1.2%

CarMax Auto Owner Trust
5.650% due 05/17/2027	2,015	2,022

Chase Auto Owner Trust
5.660% due 05/26/2027	1,765	1,771
5.680% due 01/25/2029	2,000	2,028

Chesapeake Funding LLC
5.520% due 05/15/2036	897	907

Citizens Auto Receivables Trust
5.840% due 01/18/2028	860	867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		$5,891	$5,881
5.760% due 10/22/2029		4,991	5,017

GM Financial Automobile Leasing Trust
4.660% due 02/21/2028		11,300	11,359

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		22,500	22,435

Oscar U.S. Funding LLC
2.820% due 04/10/2029		22,581	22,205
4.630% due 12/10/2027		694	695

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		281	283

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028		2,100	2,117
5.710% due 10/20/2027		917	920

			78,507

CMBS OTHER 2.5%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •		3,544	3,549

AREIT Trust
5.597% due 01/20/2037 •		12,789	12,733

BDS Ltd.
5.781% due 12/16/2036 ~		13,552	13,564

BSPDF Issuer Ltd.
5.634% due 10/15/2036 ~		619	619

BSPRT Issuer Ltd.
6.615% due 07/15/2039 •		10,102	10,133

GPMT Ltd.
5.784% due 12/15/2036 •		13,189	13,105
5.931% due 07/16/2035 ~		7,908	7,863

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •		8,346	8,338

Lument Finance Trust, Inc.
5.604% due 06/15/2039 •		8,320	8,326

MF1 LLC
6.467% due 06/19/2037 ~		22,247	22,239

MF1 Ltd.
5.667% due 02/19/2037 •		19,173	19,174

PFP Ltd.
6.595% due 08/19/2035 •		13,312	13,332

Ready Capital Mortgage Financing LLC
5.635% due 11/25/2036 •		944	945

TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •		9,226	9,216
5.969% due 02/15/2039 •		22,205	22,138

			165,274

CREDIT CARD BULLET 0.2%

Citibank Credit Card Issuance Trust
5.038% due 08/07/2027 •		12,900	12,923

CREDIT CARD OTHER 0.6%

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	24,052

Synchrony Card Funding LLC
5.740% due 10/15/2029		17,600	17,959

			42,011

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
3.051% due 12/15/2033 •	EUR	406	418

HOME EQUITY OTHER 0.3%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.954% due 06/15/2031 ~		$4	4

Bear Stearns Asset-Backed Securities Trust
5.435% due 11/25/2042 ~		116	116
6.235% due 03/25/2043 •		814	790

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centex Home Equity Loan Trust
5.365% due 09/25/2034 •		$880	$867

Countrywide Asset-Backed Certificates Trust
5.155% due 07/25/2034 ~		258	264
5.185% due 03/25/2034 ~		254	260

EquiFirst Mortgage Loan Trust
4.915% due 01/25/2034 •		139	136

Fremont Home Loan Trust
4.495% due 01/25/2037 •		166	75

GSAMP Trust
4.505% due 12/25/2036 ~		1,288	637

Home Equity Asset Trust
4.995% due 08/25/2036 ~		4,139	4,097

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •		28	10

Morgan Stanley ABS Capital, Inc. Trust
4.685% due 05/25/2037 •		2,781	2,498
5.140% due 12/25/2034 ~		335	326

Morgan Stanley IXIS Real Estate Capital Trust
4.485% due 11/25/2036 •		13	4

New Century Home Equity Loan Trust
5.155% due 03/25/2035 •		2,002	2,005

NovaStar Mortgage Funding Trust
4.755% due 05/25/2036 •		907	896

RAAC Trust
5.135% due 03/25/2034 ~		44	44

Renaissance Home Equity Loan Trust
5.135% due 08/25/2032 ~		40	38

Saxon Asset Securities Trust
2.101% due 03/25/2035 •		196	176

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •		2,772	597
4.565% due 05/25/2037 ~		327	249

Soundview Home Loan Trust
4.555% due 11/25/2036 ~		1,088	299

Structured Asset Investment Loan Trust
5.140% due 03/25/2034 •		1,517	1,558
5.335% due 09/25/2034 ~		77	73

			16,019

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Mid-State Trust
4.864% due 07/15/2038		42	42

WHOLE LOAN COLLATERAL 0.0%

First Franklin Mortgage Loan Trust
5.260% due 05/25/2034 •		722	713

GSAMP Trust
3.794% due 11/25/2034 ~		907	863

			1,576

OTHER ABS 2.5%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		31	31

AGL CLO Ltd.
5.419% due 12/02/2034 •		1,000	1,000

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		1,300	1,296

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		1,100	1,094

Apidos CLO
5.543% due 04/17/2034 •(b)		1,000	1,000
5.565% due 04/20/2031 ~		1,249	1,249

Ares CLO Ltd.
5.450% due 10/28/2034 •		3,900	3,888

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		1,800	1,800

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		2,100	2,100

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	672	727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNPP AM Euro CLO DAC
3.385% due 04/15/2031 •	EUR	300	$324

Canyon Capital CLO Ltd.
5.319% due 10/15/2034 •		$1,000	994

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •	EUR	8,569	9,269

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		$2,800	2,790

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	154	167

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		$1,211	1,212

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		8,446	8,455
5.704% due 01/15/2035 •		8,200	8,216

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		1,100	1,100

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		3,300	3,280

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(b)		1,000	1,000

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		1,000	1,000

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		3,100	3,093

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		1,200	1,196

LCM Ltd.
5.393% due 07/20/2030 ~		2,404	2,405
5.400% due 10/15/2034 •		1,000	997

Madison Park Euro Funding DAC
3.585% due 07/15/2032 •	EUR	4,989	5,412

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		$2,100	2,089
5.361% due 10/19/2034 •		1,000	996
5.532% due 07/27/2031 ~		3,609	3,617

Magnetite Ltd.
5.652% due 04/15/2035 •		2,500	2,502

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		570	570

Mountain View CLO LLC
5.609% due 01/16/2031 •		508	508

Neuberger Berman Loan Advisers CLO Ltd.
5.370% due 10/14/2036 •		1,700	1,700

Ocean Trails CLO
5.340% due 07/20/2034 •		3,400	3,385

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	2,771	2,995

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		$1,700	1,698

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		325	326
6.660% due 07/15/2031		112	114

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(b)	EUR	1,100	1,183
3.339% due 08/15/2033 «•(b)		1,000	1,081

Parallel Ltd.
5.426% due 07/15/2034 •		$1,200	1,196

Saranac CLO Ltd.
6.454% due 06/22/2030 ~		74	74

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		800	797

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		1,200	1,200

SMB Private Education Loan Trust
3.940% due 02/16/2055		12,446	12,060
5.380% due 07/15/2053		2,292	2,332
5.670% due 11/15/2052		9,540	9,690
5.799% due 02/16/2055 ~		12,446	12,618

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		2,097	2,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		$2,000	$1,988

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		1,000	998

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	4,900	5,304

Venture CLO Ltd.
5.605% due 07/20/2030 •		$3,092	3,091
5.685% due 04/20/2032 •		18,485	18,487

Voya CLO Ltd.
5.355% due 04/20/2034 •		2,300	2,300

			162,090

Total Asset-Backed Securities (Cost $491,502)			487,668

SOVEREIGN ISSUES 2.3%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	705,600	115,384

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,300	11,746

Israel Government International Bond
5.375% due 02/19/2030		6,300	6,351

Saudi Government International Bond
5.125% due 01/13/2028		16,100	16,303

Total Sovereign Issues (Cost $147,113)			149,784

SHORT-TERM INSTRUMENTS 33.5%

COMMERCIAL PAPER 2.4%

AbbVie, Inc.
4.640% due 04/15/2025		350	349
4.640% due 04/17/2025		3,050	3,043

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025		800	799
4.570% due 04/10/2025		2,550	2,547
4.630% due 04/15/2025		2,050	2,046
4.640% due 04/09/2025		7,800	7,791

Aon Corp.
4.550% due 04/10/2025		1,500	1,498
4.560% due 04/21/2025		650	648

Becton Dickinson & Co.
4.550% due 04/07/2025		1,250	1,249

Broadcom, Inc.
4.550% due 04/24/2025		2,950	2,941
4.560% due 04/03/2025		1,050	1,050
4.560% due 04/08/2025		1,800	1,798
4.560% due 04/10/2025		1,450	1,448
4.560% due 05/08/2025		1,800	1,791
4.560% due 05/13/2025		1,500	1,492
4.560% due 06/06/2025		450	446
4.570% due 04/24/2025		1,100	1,097

Campbell Soup co.
4.520% due 04/17/2025		1,200	1,197

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)		9,300	9,269
4.900% due 04/25/2025 (b)		850	847
4.950% due 04/25/2025		6,000	5,980

CBRE Services, Inc.
4.620% due 04/03/2025		1,500	1,499
4.720% due 04/17/2025		1,550	1,547
4.720% due 04/23/2025		550	548

Conagra Brands, Inc.
4.750% due 04/02/2025		1,750	1,750
4.800% due 04/04/2025		550	550
4.900% due 04/15/2025		1,800	1,796

Constellation Brands, Inc.
4.700% due 04/01/2025		1,000	1,000
4.700% due 04/04/2025		1,500	1,499
4.700% due 04/11/2025		2,200	2,197
4.710% due 04/07/2025		1,300	1,299
4.800% due 04/11/2025		300	300
4.800% due 04/21/2025		2,350	2,343

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
4.800% due 04/08/2025	$250	$250
4.830% due 04/15/2025	650	649
4.850% due 04/17/2025	4,300	4,290
4.880% due 04/08/2025	250	250
4.910% due 04/29/2025	3,200	3,187
4.910% due 05/06/2025 (b)	600	597

Dominion Energy, Inc.
4.550% due 04/14/2025	850	848

Enbridge U.S., Inc.
4.550% due 04/14/2025	1,050	1,048
4.560% due 04/04/2025	350	350
4.560% due 04/07/2025	5,700	5,695
4.640% due 04/25/2025	1,400	1,396

Equifax, Inc.
4.630% due 04/09/2025	1,250	1,249

Eversource Energy
4.670% due 04/14/2025	1,500	1,497

Global Payments, Inc.
5.000% due 04/03/2025	1,450	1,449
5.000% due 04/07/2025	2,300	2,298
5.000% due 04/23/2025	1,500	1,495
5.000% due 04/24/2025	1,550	1,545

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	1,500	1,496

Intel Corp.
4.550% due 04/02/2025	500	500
4.600% due 04/02/2025	6,300	6,298

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	1,100	1,098
4.950% due 04/16/2025	2,000	1,996

Jabil, Inc.
4.810% due 04/11/2025 (b)	750	749
4.820% due 04/11/2025	5,350	5,342

Jones Lang LaSalle Finance BV
4.610% due 04/08/2025	1,300	1,299
4.650% due 04/08/2025	3,200	3,197
4.660% due 04/15/2025	1,250	1,248
4.750% due 04/17/2025	450	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	$6,150	$6,139
4.600% due 04/23/2025	5,124	5,109
4.650% due 04/04/2025	1,200	1,199

Kinder Morgan, Inc.
4.600% due 04/14/2025	5,700	5,689

Marsh & McLennan Cos, Inc.
4.600% due 04/17/2025	1,300	1,297
4.630% due 04/21/2025	3,050	3,042
4.630% due 04/23/2025	2,500	2,493
4.630% due 04/24/2025	550	548

Mondelez International, Inc.
4.620% due 04/04/2025	750	750
4.620% due 04/07/2025	900	899
4.620% due 04/15/2025	900	898

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	1,400	1,396

Northrop Grumman Corp.
4.590% due 05/28/2025	1,850	1,836
4.590% due 06/03/2025	650	645

NXP BV
4.570% due 04/28/2025	6,000	5,978
4.570% due 05/12/2025	2,300	2,288

VW Credit, Inc.
4.580% due 04/02/2025	1,650	1,650
4.580% due 04/04/2025	950	950

		160,225

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	997,904	998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 31.1%
		$2,061,300

U.S. TREASURY BILLS 0.0%
4.308% due 04/10/2025 - 06/05/2025 (c)(d)(l)	1,912	1,905

Total Short-Term Instruments (Cost $2,224,446)		2,224,428

Total Investments in Securities (Cost $7,871,399)		7,795,213

	SHARES
INVESTMENTS IN AFFILIATES 13.6%

SHORT-TERM INSTRUMENTS 13.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%

PIMCO Short Asset Portfolio	74,580,893	730,147

PIMCO Short-Term Floating NAV Portfolio III	17,774,039	173,012

Total Short-Term Instruments (Cost $901,471)		903,159

Total Investments in Affiliates (Cost $901,471)		903,159

Total Investments 131.1% (Cost $8,772,870)		$8,698,372

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(7,400))		2,277

Other Assets and Liabilities, net (31.1)%		(2,067,567)

Net Assets 100.0%		$6,633,082

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.980%	06/07/2028	03/11/2025	$1,500	$1,506	0.02%
National Football League	5.480	10/05/2028	03/14/2024	2,400	2,426	0.04

				$3,900	$3,932	0.06%

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.370%	03/24/2025	04/01/2025	$250,000	U.S. Treasury Notes 1.250% due 06/30/2028	$(255,724)	$250,000	$250,243
	4.380	03/25/2025	04/01/2025	175,000	U.S. Treasury Notes 2.625% due 05/31/2027	(179,103)	175,000	175,149
	4.380	03/25/2025	04/02/2025	175,000	U.S. Treasury Notes 2.750% due 02/15/2028	(179,460)	175,000	175,149
DEU	4.450	03/31/2025	04/01/2025	490,900	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(503,073)	490,900	490,961
JPS	4.460	03/31/2025	04/01/2025	52,000	U.S. Treasury Notes 4.375% due 07/31/2026	(53,109)	52,000	52,006
SAL	4.350	04/01/2025	04/02/2025	100	U.S. Treasury Notes 3.875% due 12/31/2027	(102)	100	100
	4.380	03/31/2025	04/01/2025	51,100	U.S. Treasury Notes 4.125% due 01/31/2027	(52,151)	51,100	51,106
	4.380	04/01/2025	04/02/2025	867,200	U.S. Treasury Notes 4.250% due 01/31/2030	(885,662)	867,200	867,200

Total Repurchase Agreements						$(2,108,384)	$2,061,300	$2,061,914

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.9)%
Fannie Mae, TBA	3.000%	06/01/2055	$99,000	$(85,542)	$(85,809)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2055	319,700	(275,608)	(277,040)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	65,500	(58,787)	(59,040)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	111,000	(99,848)	(100,005)

Total Short Sales (7.9)%				$(519,785)	$(521,894)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$974	$974
BOS	600,541	0	0	600,541	(614,287)	(13,746)
DEU	490,961	0	0	490,961	(503,073)	(12,112)
JPS	52,006	0	0	52,006	(53,109)	(1,103)
SAL	918,406	0	0	918,406	(937,915)	(19,509)

Total Borrowings and Other Financing Transactions	$2,061,914	$0	$0

Cash of $974 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(172) at a weighted average interest rate of 5.468%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	21	$2,675	$(24)	$6	$(1)
Euro-Bund June Futures	06/2025	14	1,950	(39)	8	0
U.S. Treasury 2-Year Note June Futures	06/2025	24,939	5,166,659	22,178	0	(195)
U.S. Treasury 5-Year Note June Futures	06/2025	7,178	776,346	8,140	0	(279)

				$30,255	$14	$(475)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	1,455	$(161,823)	$(534)	$0	$(23)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	5,688	(649,143)	(4,275)	0	(533)

				$(4,809)	$0	$(556)

Total Futures Contracts				$25,446	$14	$(1,031)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	3,800	$22	$(1)	$21	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	189,200	$(6,032)	$426	$(5,606)	$825	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(32)	(36)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	94,980	646	13	659	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		150,400	(571)	(7,647)	(8,218)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	(292)	(149)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		9,900	(19)	(63)	(82)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		24,690	0	244	244	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	179	179	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	74	74	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	30	30	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	19	19	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	5	5	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	56	56	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	39	39	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	2	2	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	(1)	(1)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	(6)	(6)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	(16)	(16)	0	(19)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.809	Annual	12/31/2031		284,600	0	(2,377)	(2,377)	0	(537)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	639	4,221	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,160	(4)	0	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	4	(4)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	18	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	70	60	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	68	58	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	11	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	72	63	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	85	76	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	95	85	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	16	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	79	72	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	124	113	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	49	45	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	53	49	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,390	(5)	71	66	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(8)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,250	(5)	(8)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		3,700	(13)	(30)	(43)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,300	(5)	(6)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		5,600	(19)	(31)	(50)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,500	(12)	(26)	(38)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,500	(7)	(22)	(29)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		5,400	(15)	(79)	(94)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		9,900	(29)	(107)	(136)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	(26)	(37)	0	(12)

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.650%	Annual	08/14/2029	EUR	2,400	$(3)	$(63)	$(66)	$0	$(4)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,700	(5)	(29)	(34)	0	(7)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,400	(4)	(11)	(15)	0	(6)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	(8)	(11)	0	(4)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	22	15	0	(6)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		800	(2)	21	19	0	(3)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		2,700	(7)	(50)	(57)	11	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		700	(2)	(10)	(12)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		2,000	(5)	(2)	(7)	8	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,400	(4)	(13)	(17)	5	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,900	(5)	(29)	(34)	0	(34)

							$(2,517)	$(8,410)	$(10,927)	$872	$(1,171)

Total Swap Agreements							$(2,495)	$(8,411)	$(10,906)	$872	$(1,171)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$14	$872	$886	$0	$(1,031)	$(1,171)	$(2,202)

(j)

Securities with an aggregate market value of $39,686 and cash of $17,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	70,922		$470	$0	$(3)
	04/2025		$22,460	AUD	35,505	0	(275)
	04/2025		412	JPY	61,579	0	(2)
	04/2025		364	SGD	486	0	(2)
	05/2025	AUD	35,505		$22,465	275	0
	05/2025	CNH	285		39	0	0
	05/2025	SGD	485		364	2	0
	05/2025		$151	CNH	1,092	0	0
	05/2025		470	JPY	70,684	3	0
	06/2025	CNH	697		$95	0	(1)
	07/2025		544		75	0	0
	08/2025		544		75	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	IDR	6,513,832		$394	$3	$0
	04/2025	KRW	751,899		513	2	0
	04/2025		$1,369	EUR	1,258	0	(9)
	04/2025		394	IDR	6,513,832	0	(2)
	05/2025	CNH	279		$38	0	0
	05/2025	IDR	7,479,767		449	1	0
	05/2025		$475	INR	40,771	1	0
	06/2025	CNH	22,312		$3,073	1	(14)
	06/2025		$711	KRW	1,035,673	0	(6)
	08/2025	CNH	10,165		$1,421	9	0
	08/2025	TWD	746		23	0	0

BPS	04/2025	BRL	168,355		29,317	0	(186)
	04/2025	EUR	56,598		59,347	0	(1,852)
	04/2025	IDR	19,600,177		1,182	6	0
	04/2025	JPY	55,211		370	2	0
	04/2025	SGD	1,012		756	3	0
	04/2025	TWD	84,449		2,565	23	0
	04/2025		$1,203	AUD	1,901	0	(16)
	04/2025		29,230	BRL	168,355	277	(5)
	04/2025		312	IDR	5,119,730	0	(5)
	04/2025		4,269	INR	370,652	63	0
	04/2025		4,063	JPY	605,720	0	(25)
	04/2025		3,944	KRW	5,729,090	0	(54)
	04/2025		1,360	TWD	44,625	0	(17)
	04/2025	ZAR	33,126		$1,811	6	0
	05/2025	CNH	1,019		140	0	0
	05/2025	IDR	21,939,918		1,319	4	0
	05/2025		$2,093	BRL	12,022	1	0
	05/2025		91	IDR	1,509,049	0	(1)
	05/2025		4,271	INR	366,363	5	0
	05/2025		168	JPY	25,226	0	0
	05/2025		565	SGD	756	0	(2)
	06/2025	CNH	818		$112	0	(1)
	06/2025	PLN	766		198	1	0
	06/2025		$5,183	PLN	20,052	0	(18)
	07/2025	TWD	132,468		$4,070	58	0
	08/2025		733		23	0	0
	08/2025		$14	TWD	464	0	0
	10/2025	BRL	169,071		$28,103	4	(263)

BRC	04/2025	INR	12,053		138	0	(3)
	04/2025	TWD	68,686		2,112	44	0
	04/2025		$5,128	IDR	83,945,485	0	(93)
	04/2025		141	INR	12,039	0	0
	04/2025		799	SGD	1,068	0	(4)
	05/2025	INR	12,074		$140	0	0
	06/2025		$633	PLN	2,454	0	(1)

BSH	04/2025	AUD	36,774		$23,299	320	0
	04/2025	JPY	814,949		5,426	0	(7)
	05/2025		$5,426	JPY	812,204	7	0
	06/2025		3,513	PLN	13,550	0	(24)

CBK	04/2025	CHF	528		$601	4	0
	04/2025	IDR	14,509,364		874	4	0
	04/2025	ILS	9,245		2,536	49	0
	04/2025	INR	87,132		1,019	0	0
	04/2025	TWD	2,588		79	1	0
	04/2025		$33,711	CAD	48,019	0	(341)
	04/2025		275	DKK	1,952	8	0
	04/2025		8,258	IDR	135,103,607	0	(156)
	04/2025		1,575	INR	135,140	4	0
	04/2025		242	KRW	353,999	0	(2)
	04/2025		2,740	TWD	89,851	0	(35)
	05/2025	CAD	47,949		$33,711	341	0
	05/2025	IDR	26,296,482		1,583	7	0
	05/2025		$91	IDR	1,505,295	0	0
	06/2025	CNH	13,132		$1,812	0	(5)
	06/2025	KRW	29,649,413		20,596	400	0
	07/2025	TWD	34,380		1,055	14	0
	08/2025		73,346		2,264	36	0
	08/2025		$35	TWD	1,156	0	0

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2025	AUD	1,582		$997	$9	$0
	04/2025	CAD	48		33	0	0
	04/2025	CHF	11		12	0	0
	04/2025	DKK	2,095		302	0	(1)
	04/2025	ILS	11,893		3,260	60	0
	04/2025	JPY	235,300		1,599	31	0
	04/2025	NZD	4,961		2,833	17	0
	04/2025	SGD	67		50	0	0
	04/2025		$88,443	GBP	69,970	1,940	0
	04/2025		718	INR	61,754	3	0
	04/2025		2,850	NZD	4,961	0	(34)
	04/2025		186	SGD	249	0	(1)
	05/2025	IDR	3,268,694		$197	1	0
	05/2025	NZD	4,961		2,852	34	0
	05/2025	SGD	248		186	1	0
	05/2025		$998	AUD	1,582	0	(9)
	05/2025		302	DKK	2,091	1	0
	06/2025	KRW	16,317,241		$11,328	213	0

FAR	04/2025	AUD	632		398	3	0
	04/2025	BRL	173,086		30,141	0	(190)
	04/2025	CHF	21,468		24,084	0	(182)
	04/2025	ILS	10,330		2,845	66	0
	04/2025	JPY	583,048		3,873	0	(15)
	04/2025		$30,171	BRL	173,085	161	0
	04/2025		437	DKK	3,100	12	0
	04/2025		3,149	JPY	469,866	0	(16)
	04/2025		229	TWD	7,508	0	(3)
	04/2025		41	ZAR	758	0	0
	05/2025		38	CNH	278	0	0
	05/2025		3,873	JPY	581,084	15	0
	06/2025		2,781	BRL	16,181	19	0
	06/2025		6,447	PLN	24,913	0	(32)
	07/2025	CNH	276		$38	0	0

GLM	04/2025	BRL	629,000		112,761	2,535	0
	04/2025	KRW	1,235,697		842	3	0
	04/2025	TWD	29,277		885	3	0
	04/2025		$107,866	BRL	629,000	2,360	0
	04/2025		4,405	IDR	72,165,155	0	(77)
	04/2025		330	KRW	482,328	0	(2)
	04/2025	ZAR	17,984		$986	6	0
	05/2025	CNH	271		37	0	0
	05/2025	IDR	12,635,622		758	1	0
	06/2025	CNH	202,394		27,972	0	(29)
	06/2025		$842	KRW	1,231,229	0	(3)
	06/2025		5,576	PLN	21,531	0	(32)
	07/2025	TWD	930,032		$28,594	421	0
	08/2025		$885	TWD	29,048	0	(3)
	10/2025	BRL	517,928		$84,766	0	(2,118)

IND	04/2025	DKK	4,046		585	0	(1)
	04/2025		$21	CHF	19	0	0
	05/2025	CHF	19		$21	0	0
	05/2025		$585	DKK	4,039	1	0

JPM	04/2025	BRL	32,200		$5,729	86	0
	04/2025	IDR	3,282,499		199	2	0
	04/2025	ILS	11,590		3,183	65	0
	04/2025	JPY	209,107		1,388	0	(6)
	04/2025	SGD	55		41	0	0
	04/2025	TWD	528		16	0	0
	04/2025		$1,001	AUD	1,582	0	(13)
	04/2025		5,608	BRL	32,200	35	0
	04/2025		59,690	EUR	55,340	149	0
	04/2025		765	GBP	589	0	(5)
	04/2025		1,815	IDR	29,839,319	0	(26)
	04/2025		1,226	INR	105,915	11	0
	04/2025		3,383	JPY	504,244	0	(21)
	04/2025		242	KRW	353,843	0	(2)
	04/2025		146	TWD	4,767	0	(2)
	05/2025	CNH	290		$40	0	0
	05/2025	EUR	55,340		59,787	0	(149)
	05/2025	IDR	8,526,907		514	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$141	CNH	1,025	$0	$0
	05/2025		988	JPY	148,607	6	0
	06/2025	CNH	164		$22	0	0
	06/2025	MXN	11,896		576	1	0
	06/2025		$6,278	PLN	24,330	0	(13)
	07/2025	CNH	524		$73	0	0
	07/2025	TWD	4,741		146	2	0
	08/2025	CNH	496		69	0	0
	08/2025	TWD	82,632		2,542	32	0
	08/2025		$16	TWD	524	0	0

MBC	04/2025	CHF	1,065		$1,203	0	(1)
	04/2025	DKK	112		16	0	0
	04/2025	SGD	471		353	2	0
	04/2025	TWD	578		18	0	0
	04/2025		$11	CAD	16	0	0
	04/2025		26,097	CHF	23,053	0	(39)
	04/2025		830	GBP	657	18	0
	04/2025		1,435	INR	124,465	19	0
	04/2025		21	TWD	684	0	0
	04/2025	ZAR	36,481		$1,996	8	0
	05/2025	CAD	16		11	0	0
	05/2025	CHF	22,971		26,097	39	0
	05/2025	CNH	493		68	0	0
	05/2025	IDR	5,069,337		305	1	0
	05/2025		$70	CNH	505	0	0
	05/2025		16	DKK	111	0	0
	06/2025	KRW	7,142,477		$4,964	99	0
	07/2025	CNH	251		35	0	0
	07/2025	TWD	681		21	0	0
	08/2025	CNH	11,833		1,649	6	0
	08/2025		$18	TWD	574	0	0

MYI	04/2025	BRL	18,539		$3,229	0	(20)
	04/2025	CAD	47,986		33,711	363	0
	04/2025	GBP	65,826		83,409	0	(1,623)
	04/2025	SGD	198		148	1	0
	04/2025		$3,183	BRL	18,539	66	0
	04/2025		168	DKK	1,200	6	0
	04/2025		80	TWD	2,608	0	(1)
	04/2025		18,759	ZAR	342,937	0	(76)
	05/2025	IDR	4,798,646		$288	1	0
	06/2025	CNH	4,772		658	0	(2)
	10/2025	BRL	18,539		3,049	0	(61)

NGF	06/2025	KRW	30,439		21	1	0

RBC	04/2025	TWD	671		20	0	0
	06/2025	CNH	13,549		1,877	2	0

SCX	04/2025	BRL	175,388		30,544	0	(191)
	04/2025	JPY	126,470		852	10	(1)
	04/2025	TWD	346		11	0	0
	04/2025		$30,007	BRL	175,388	729	0
	04/2025		6,393	IDR	104,590,230	0	(120)
	04/2025		242	KRW	353,466	0	(2)
	05/2025	CNH	435		$60	0	0
	05/2025	IDR	1,979,411		119	1	0
	05/2025		$315	JPY	47,320	1	0
	06/2025	BRL	177,612		$30,007	0	(723)
	06/2025	CNH	2,925		403	0	(2)
	08/2025		$11	TWD	343	0	0

SSB	04/2025	BRL	331,400		$57,776	0	(299)
	04/2025	GBP	5,390		6,970	8	0
	05/2025		$6,969	GBP	5,390	0	(8)
	07/2025		57,776	BRL	337,900	295	0

UAG	04/2025	IDR	263,253		$16	0	0
	04/2025		$63	IDR	1,037,792	0	(1)
	04/2025		3,105	JPY	461,981	0	(25)
	05/2025		16	IDR	263,623	0	0

Total Forward Foreign Currency Contracts						$11,973	$(9,610)

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	235,400	$1,262	$929

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	568,400	3,467	1,369

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	675,000	810	13

Total Purchased Options							$5,539	$2,311

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	1,700	$(4)	$(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,700	(4)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	1,900	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	1,900	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,300	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,300	(4)	(6)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	235,400	(480)	(268)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	235,400	(786)	(496)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	568,400	(1,307)	(210)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	568,400	(2,160)	(527)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	13,500	(56)	(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	13,500	(56)	(52)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	25,100	(106)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	25,100	(106)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	4,000	(18)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	4,000	(18)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	4,200	(16)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	4,200	(16)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	11,800	(50)	(54)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	11,800	(50)	(44)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,500	(11)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,500	(11)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,100	(4)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	2,100	(8)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	2,100	(8)	(2)

Total Written Options							$(5,317)	$(1,880)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.094%	$	38,000	$(1,834)	$1,787	$0	$(47)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		3,000	(144)	137	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		600	(53)	48	0	(5)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990		1,800	(88)	89	1	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990		7,200	(352)	356	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		1,800	(65)	60	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094		9,200	(444)	433	0	(11)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		1,100	(40)	37	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		600	(53)	48	0	(5)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733		11,400	1,594	(541)	1,053	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		1,600	(14)	8	0	(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.132%	$	9,400	$(424)	$401	$0	$(23)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		10,800	(963)	874	0	(89)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094		46,800	(2,247)	2,189	0	(58)

Total Swap Agreements								$(5,127)	$5,926	$1,058	$(259)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$280	$0	$0	$280	$(283)	$0	$0	$(283)	$(3)	$0	$(3)
BOA	17	0	0	17	(31)	0	(47)	(78)	(61)	0	(61)
BPS	453	0	0	453	(2,445)	(4)	(12)	(2,461)	(2,008)	1,943	(65)
BRC	44	0	1	45	(101)	(17)	0	(118)	(73)	80	7
BSH	327	0	0	327	(31)	0	0	(31)	296	0	296
CBK	868	0	4	872	(539)	0	(16)	(555)	317	(300)	17
DUB	2,310	929	0	3,239	(45)	(764)	0	(809)	2,430	(2,330)	100
FAR	276	1,369	0	1,645	(438)	(849)	0	(1,287)	358	(130)	228
GLM	5,329	0	0	5,329	(2,264)	(222)	0	(2,486)	2,843	(3,710)	(867)
GST	0	0	1,053	1,053	0	0	(14)	(14)	1,039	(1,130)	(91)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	392	0	0	392	(237)	0	0	(237)	155	0	155
MBC	192	0	0	192	(40)	0	0	(40)	152	0	152
MYC	0	13	0	13	0	(16)	(170)	(186)	(173)	0	(173)
MYI	437	0	0	437	(1,783)	0	0	(1,783)	(1,346)	1,641	295
NGF	1	0	0	1	0	(8)	0	(8)	(7)	0	(7)
RBC	2	0	0	2	0	0	0	0	2	0	2
SCX	741	0	0	741	(1,039)	0	0	(1,039)	(298)	10	(288)
SSB	303	0	0	303	(307)	0	0	(307)	(4)	0	(4)
UAG	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)

Total Over the Counter	$11,973	$2,311	$1,058	$15,342	$(9,610)	$(1,880)	$(259)	$(11,749)

(l)

Securities with an aggregate market value of $3,674 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	872	872

	$0	$0	$0	$0	$886	$886

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,973	$0	$11,973
Purchased Options	0	0	0	0	2,311	2,311
Swap Agreements	0	1,058	0	0	0	1,058

	$0	$1,058	$0	$11,973	$2,311	$15,342

	$0	$1,058	$0	$11,973	$3,197	$16,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,031	$1,031
Swap Agreements	0	0	0	0	1,171	1,171

	$0	$0	$0	$0	$2,202	$2,202

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,610	$0	$9,610
Written Options	0	0	0	0	1,880	1,880
Swap Agreements	0	259	0	0	0	259

	$0	$259	$0	$9,610	$1,880	$11,749

	$0	$259	$0	$9,610	$4,082	$13,951

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$431	$431
Futures	0	0	0	0	(29,968)	(29,968)
Swap Agreements	0	(109)	0	0	14,803	14,694

	$0	$(109)	$0	$0	$(14,734)	$(14,843)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,202	$0	$12,202
Purchased Options	0	0	0	0	526	526
Written Options	0	0	0	0	2,938	2,938
Swap Agreements	0	1,899	0	0	0	1,899

	$0	$1,899	$0	$12,202	$3,464	$17,565

	$0	$1,790	$0	$12,202	$(11,270)	$2,722

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(26)	$(26)
Futures	0	0	0	0	38,398	38,398
Swap Agreements	0	163	0	0	(12,683)	(12,520)

	$0	$163	$0	$0	$25,689	$25,852

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$331	$0	$331
Purchased Options	0	0	0	0	(3,074)	(3,074)
Written Options	0	0	0	0	3,354	3,354
Swap Agreements	0	885	0	0	0	885

	$0	$885	$0	$331	$280	$1,496

	$0	$1,048	$0	$331	$25,969	$27,348

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$557,612	$1,506	$559,118
Industrials	0	180,895	2,426	183,321
Utilities	0	95,179	0	95,179
U.S. Government Agencies	0	2,627,184	0	2,627,184
U.S. Treasury Obligations	0	1,163,689	0	1,163,689
Non-Agency Mortgage-Backed Securities	0	304,842	0	304,842
Asset-Backed Securities
Automobile ABS Other	0	8,808	0	8,808
Automobile Sequential	0	78,507	0	78,507
CMBS Other	0	165,274	0	165,274
Credit Card Bullet	0	12,923	0	12,923
Credit Card Other	0	42,011	0	42,011
Finance Consumer Loans	0	418	0	418
Home Equity Other	0	16,019	0	16,019
Manufacturing House Sequential	0	42	0	42
Whole Loan Collateral	0	1,576	0	1,576
Other ABS	0	161,009	1,081	162,090
Sovereign Issues	0	149,784	0	149,784
Short-Term Instruments
Commercial Paper	0	160,225	0	160,225
Mutual Funds	0	998	0	998
Repurchase Agreements	0	2,061,300	0	2,061,300
U.S. Treasury Bills	0	1,905	0	1,905

	$0	$7,790,200	$5,013	$7,795,213

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$903,159	$0	$0	$903,159

Total Investments	$903,159	$7,790,200	$5,013	$8,698,372

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(521,894)	$0	$(521,894)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	872	0	886
Over the counter	0	15,342	0	15,342

	$14	$16,214	$0	$16,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(2,201)	0	(2,202)
Over the counter	0	(11,749)	0	(11,749)

	$(1)	$(13,950)	$0	$(13,951)

Total Financial Derivative Instruments	$13	$2,264	$0	$2,277

Totals	$903,172	$7,270,570	$5,013	$8,178,755

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Fund II	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.4%

CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 4.3%

American Honda Finance Corp.
5.000% due 05/23/2025	$800	$800

Athene Global Funding
5.106% due 07/16/2026 •	700	700

Citibank NA
4.876% due 11/19/2027 •	300	301
5.438% due 04/30/2026	900	910

GA Global Funding Trust
3.850% due 04/11/2025	1,000	1,000

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •	1,600	1,606

JPMorgan Chase & Co.
5.126% due 09/22/2027 ~	1,000	1,004
5.288% due 07/22/2028 •	600	603

Metropolitan Life Global Funding
0.950% due 07/02/2025	1,300	1,288

Morgan Stanley Bank NA
4.968% due 07/14/2028 •	300	303

Pricoa Global Funding
4.200% due 08/28/2025	900	899

Protective Life Global Funding
4.858% due 07/22/2026 ~	400	401

Toyota Motor Credit Corp.
4.550% due 08/07/2026	300	301

Wells Fargo & Co.
5.707% due 04/22/2028 •	800	818

Wells Fargo Bank NA
5.254% due 12/11/2026	800	811

		11,745

INDUSTRIALS 2.2%

AbbVie, Inc.
4.800% due 03/15/2027	1,000	1,010

American Airlines Pass-Through Trust
3.575% due 07/15/2029	894	865

BMW U.S. Capital LLC
4.750% due 03/21/2028	500	501
5.050% due 08/11/2028	400	404

Hyundai Capital America
5.300% due 03/19/2027	1,000	1,011

International Business Machines Corp.
4.650% due 02/10/2028	600	604

Mars, Inc.
4.450% due 03/01/2027	200	201

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028 (c)	450	450
4.900% due 11/15/2027	150	151

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	500	501
5.050% due 03/27/2028	400	400

		6,098

UTILITIES 0.8%

NextEra Energy Capital Holdings, Inc.
5.161% due 02/04/2028 •	200	201

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,086

Southern California Edison Co.
5.350% due 03/01/2026	900	904

		2,191

Total Corporate Bonds & Notes (Cost $20,108)		20,034

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 43.1%

Fannie Mae
1.796% due 01/25/2040 •(a)	$545	$51
2.000% due 06/25/2042 - 11/25/2046	1,353	1,264
2.080% due 10/01/2026	200	193
2.500% due 11/01/2027 - 06/01/2028	277	272
3.000% due 04/01/2027 - 06/01/2028	60	58
3.150% due 03/01/2026	600	592
3.590% due 12/01/2025	600	595
4.000% due 01/25/2033	2	2
4.423% due 09/01/2028 •	4	3
4.430% due 08/01/2028	500	503
4.500% due 01/01/2036	124	123
4.737% due 12/25/2042 ~	25	25
4.843% due 03/25/2049 ~	468	464
4.904% due 10/25/2030 •	6	6
5.129% due 01/25/2051 •	403	404
5.244% due 03/25/2055 •	500	500
5.500% due 03/25/2055 •	494	497
5.840% due 12/25/2054 •	909	918
5.886% due 07/01/2042 •	20	21
5.936% due 09/01/2041 •	57	57
6.086% due 08/01/2030 •	24	24
6.375% due 01/01/2035 •	12	12
6.703% due 07/01/2035 •	3	3
6.897% due 06/01/2035 •	48	48
7.041% due 11/01/2034 •	51	54
7.166% due 05/01/2038 •	81	84

Freddie Mac
0.000% due 05/15/2037 (b)(d)	43	39
0.650% due 10/22/2025 - 10/27/2025	10,600	10,384
0.680% due 08/06/2025	8,300	8,195
0.800% due 10/28/2026	2,600	2,473
1.987% due 04/15/2037 •(a)	481	49
2.539% due 08/15/2044 •	205	210
2.920% due 01/25/2026	59	58
3.000% due 01/01/2027 - 05/01/2029	42	41
3.250% due 10/25/2033	357	356
4.000% due 08/01/2048	905	855
4.793% due 07/15/2044 •	215	211
4.843% due 12/15/2042 •	271	269
4.903% due 08/25/2027 •	500	500
5.013% due 07/15/2041 •	251	249
5.129% due 03/15/2050 •	474	471
5.183% due 05/15/2037 •	104	104
5.229% due 12/15/2050 •	334	332
5.280% due 11/25/2054 •	496	497
5.290% due 03/25/2055 •	495	493
5.310% due 08/25/2054 •	681	683
5.490% due 03/25/2055 •	486	489
5.500% due 01/25/2047	310	312
5.740% due 03/25/2055 •	489	492
5.835% due 02/25/2045 •	171	165
6.500% due 07/25/2043	239	247
7.454% due 07/01/2035 •	9	9

Ginnie Mae
3.000% due 03/20/2030 - 06/20/2030	138	134
4.500% due 08/20/2048	857	834
4.625% due 07/20/2025 - 07/20/2030 •	10	10
4.750% due 10/20/2025 •	3	4
4.875% due 06/20/2025 - 05/20/2027 •	8	8
4.900% due 06/20/2065 •	61	61
4.923% due 07/20/2067 •	312	312
4.994% due 02/20/2074 •	400	398
5.023% due 03/20/2065 •	626	625
5.053% due 03/20/2065 •	454	453
5.144% due 04/20/2072 •	502	499
5.193% due 10/20/2066 •	359	360
5.223% due 05/20/2066 - 07/20/2066 •	328	328
5.244% due 01/20/2073 ~	491	493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.244% due 08/20/2073 •	$1,085	$1,095
5.273% due 04/20/2066 •	405	405
5.323% due 04/20/2066 - 09/20/2069 •	877	879
5.344% due 05/20/2073 ~	969	982
5.444% due 05/20/2073 •	1,055	1,076
5.494% due 05/20/2073 •	772	781
5.504% due 11/20/2072 •	492	502
5.514% due 11/20/2072 •	601	610
5.673% due 08/20/2070 •	1,142	1,163
5.844% due 08/20/2071 •	496	506
6.111% due 09/20/2067 •	1,024	1,035

Uniform Mortgage-Backed Security
2.500% due 05/01/2028 - 12/01/2032	704	679
3.000% due 12/01/2026 - 04/01/2052	14,525	12,728
3.500% due 05/01/2032 - 11/01/2047	5,167	4,748
4.000% due 08/01/2048 - 08/01/2052	8,334	7,785
4.500% due 06/01/2025 - 05/01/2034	748	740
5.000% due 06/01/2053 - 08/01/2053	4,018	3,948

Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2055	900	748
5.000% due 05/01/2055	16,000	15,669
5.500% due 05/01/2055	2,000	1,996
6.000% due 06/01/2055	20,100	20,377

Total U.S. Government Agencies (Cost $120,327)		117,927

U.S. TREASURY OBLIGATIONS 20.1%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025	369	369
0.125% due 10/15/2025	245	245
0.375% due 07/15/2025	1,339	1,342
0.625% due 07/15/2032	1,530	1,429
1.125% due 01/15/2033	2,239	2,146

U.S. Treasury Notes
3.625% due 05/15/2026	40,200	40,027
3.875% due 01/15/2026	7,400	7,388
4.875% due 04/30/2026	1,900	1,917

Total U.S. Treasury Obligations (Cost $54,895)		54,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%

280 Park Avenue Mortgage Trust
5.502% due 09/15/2034 •	900	884

Atrium Hotel Portfolio Trust
5.547% due 12/15/2036 ~	793	780

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~	900	859

Banc of America Funding Trust
5.697% due 05/25/2035 ~	94	88

Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,559
5.617% due 07/15/2037 •	900	890

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	2	1
4.732% due 02/25/2036 •	1	1
5.954% due 01/25/2034 •	18	17

Bear Stearns ALT-A Trust
5.564% due 05/25/2035 ~	67	64

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •	900	815

BX Trust
5.068% due 04/15/2039 •	361	359

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	10	10
6.838% due 09/25/2035 ~	7	7

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	837	827

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
5.367% due 06/15/2034 ~	$900	$837
5.734% due 12/15/2038 •	740	732

Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •	23	22
5.415% due 02/20/2035 •	4	5
6.248% due 02/20/2036 •	154	142

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •	10	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.834% due 07/15/2038 •	100	90

CRSNT Commercial Mortgage Trust
5.254% due 04/15/2036 •	1,300	1,281

DROP Mortgage Trust
5.583% due 10/15/2043 •	1,100	1,047

Extended Stay America Trust
5.513% due 07/15/2038 ~	780	779

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 •	763	626
3.000% due 09/25/2052 •	850	725

GSR Mortgage Loan Trust
5.058% due 06/25/2034 ~	130	127
5.328% due 09/25/2035 ~	85	82

Impac CMB Trust
5.135% due 02/25/2036 •	268	255

JP Morgan Chase Commercial Mortgage Securities Trust
5.783% due 12/15/2036 ~	900	596

JP Morgan Mortgage Trust
7.583% due 04/25/2035 ~	16	16

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •	135	128

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.294% due 08/15/2032 •	212	205

Merrill Lynch Mortgage Investors Trust
5.543% due 02/25/2035 •	43	41

New Orleans Hotel Trust
5.356% due 04/15/2032 •	900	890

OBX Trust
3.000% due 01/25/2052 •	721	615
5.000% due 10/25/2051 •	796	741

One Market Plaza Trust
3.614% due 02/10/2032	1,315	1,235

Prime Mortgage Trust
4.835% due 02/25/2034 •	5	5

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	1,900	1,874

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.695% due 03/25/2037 ~	101	41
4.931% due 07/19/2035 •	21	20
5.091% due 09/19/2032 ~	6	6
5.191% due 05/19/2035 •	223	218

UWM Mortgage Trust
5.000% due 12/25/2051 ~	802	749

Waikiki Beach Hotel Trust
5.667% due 12/15/2033 ~	1,250	1,247

WaMu Mortgage Pass-Through Certificates Trust
4.975% due 07/25/2045 •	23	23
4.975% due 12/25/2045 •	24	24
5.015% due 10/25/2045 •	15	15
5.705% due 01/25/2046 •	122	116
6.035% due 06/25/2042 •	5	5

Wells Fargo Mortgage-Backed Securities Trust
3.921% due 11/25/2048 ~	516	494

Total Non-Agency Mortgage-Backed Securities (Cost $24,436)		23,244

ASSET-BACKED SECURITIES 6.2%

AUTOMOBILE ABS OTHER 0.4%

Chesapeake Funding LLC
5.119% due 05/15/2036 •	598	599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Consumer Automobile Receivables Trust
4.739% due 03/16/2027 •	$428	$428

		1,027

AUTOMOBILE SEQUENTIAL 2.5%

CarMax Auto Owner Trust
3.490% due 02/16/2027	220	219
5.650% due 05/17/2027	315	316

Carvana Auto Receivables Trust
5.420% due 04/10/2028	795	799

Chase Auto Owner Trust
5.480% due 04/26/2027	308	309

Chesapeake Funding LLC
5.520% due 05/15/2036	598	604

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	19	19
4.380% due 07/20/2029	541	540
5.760% due 10/22/2029	229	230

FCCU Auto Receivables Trust
5.760% due 11/15/2027	436	438

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	506

GM Financial Automobile Leasing Trust
4.660% due 02/21/2028	500	503

Hertz Vehicle Financing LLC
3.730% due 09/25/2026	900	897

LAD Auto Receivables Trust
5.210% due 06/15/2027	127	127

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	341	342

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	538	539

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027	510	511

		6,899

CMBS OTHER 1.0%

BDS Ltd.
6.117% due 03/19/2039 •	1,209	1,209

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~	379	379

MF1 LLC
6.467% due 06/19/2037 ~	890	890

Ready Capital Mortgage Financing LLC
5.635% due 11/25/2036 •	340	340

		2,818

CREDIT CARD BULLET 0.3%

Citibank Credit Card Issuance Trust
5.038% due 08/07/2027 •	900	902

CREDIT CARD OTHER 0.8%

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,000	1,002

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,000	1,021

		2,023

HOME EQUITY OTHER 0.1%

Asset-Backed Securities Corp. Home Equity Loan Trust
6.084% due 03/15/2032 •	24	25

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	11	5

Fremont Home Loan Trust
4.495% due 01/25/2037 •	6	3

GSAMP Trust
4.505% due 12/25/2036 ~	41	20

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •	$70	$20

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	79	17

		90

OTHER ABS 1.1%

Mosaic Solar Loan Trust
2.640% due 01/20/2053	624	546

Navient Private Education Loan Trust
5.884% due 07/16/2040 ~	347	349

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031	300	302

SMB Private Education Loan Trust
3.940% due 02/16/2055	502	487
5.670% due 11/15/2052	559	568
5.799% due 02/16/2055 ~	502	509

Stonepeak ABS
2.301% due 02/28/2033	349	334

		3,095

Total Asset-Backed Securities (Cost $17,000)		16,854

	SHARES
SHORT-TERM INSTRUMENTS 19.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (f)	550,943	551

REPURCHASE AGREEMENTS (g) 19.0%
		52,100

Total Short-Term Instruments (Cost $52,651)		52,651

Total Investments in Securities (Cost $289,417)		285,573

INVESTMENTS IN AFFILIATES 15.5%

SHORT-TERM INSTRUMENTS 15.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.5%

PIMCO Short Asset Portfolio	3,778,211	36,989

PIMCO Short-Term Floating NAV Portfolio III	561,806	5,468

Total Short-Term Instruments (Cost $42,068)		42,457

Total Investments in Affiliates (Cost $42,068)		42,457

Total Investments 119.9% (Cost $331,485)		$328,030

Financial Derivative Instruments (h)(i) (0.0)% (Cost or Premiums, net $518)		(64)

Other Assets and Liabilities, net (19.9)%		(54,371)

Net Assets 100.0%		$273,595

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.380%	03/31/2025	04/01/2025	$34,000	U.S. Treasury Notes 4.125% due 01/31/2027	$(34,699)	$34,000	$34,004
	4.380	04/01/2025	04/02/2025	18,100	U.S. Treasury Notes 3.375% due 09/15/2027	(18,470)	18,100	18,100

Total Repurchase Agreements						$(53,169)	$52,100	$52,104

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.8)%
Uniform Mortgage-Backed Security, TBA	3.000%	05/01/2055	$15,100	$(13,015)	$(13,085)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	5,200	(4,667)	(4,687)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2055	2,387	(2,204)	(2,224)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	1,513	(1,405)	(1,408)

Total Short Sales (7.8)%				$(21,291)	$(21,404)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$52,104	$0	$0	$52,104	$(53,169)	$(1,065)

Total Borrowings and Other Financing Transactions	$52,104	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(13) at a weighted average interest rate of 4.393%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	958	$198,471	$923	$0	$(7)
U.S. Treasury 5-Year Note June Futures	06/2025	326	35,259	328	0	(14)

				$1,251	$0	$(21)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	31	$(3,448)	$(41)	$0	$(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	216	(24,651)	(287)	0	(20)

				$(328)	$0	$(21)

Total Futures Contracts				$923	$0	$(42)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.697%	Annual	04/04/2025	$	3,400	$(29)	$(51)	$(80)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		6,600	81	(40)	41	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		3,700	40	(24)	16	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		19,000	355	(126)	229	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		6,100	(187)	(146)	(333)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,690	(30)	43	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		500	(10)	13	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	(7)	8	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		300	(7)	8	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,200	(28)	31	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	(12)	13	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	(28)	28	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		800	(21)	21	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		400	(10)	10	0	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.798	Annual	12/31/2031		11,700	0	(90)	(90)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		4,380	408	125	533	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		100	(5)	5	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	(4)	4	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(4)	4	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		70	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	1	4	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	2	8	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	1	4	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0

Total Swap Agreements							$493	$(142)	$351	$1	$(50)

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1	$1	$0	$(42)	$(50)	$(92)

Cash of $2,413 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	7,800	$42	$31
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	30,800	188	74
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	37,900	45	1

Total Purchased Options							$275	$106

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	7,800	$(16)	$(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	7,800	(26)	(16)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	30,800	(71)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	30,800	(117)	(29)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	500	(2)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,000	(4)	(1)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	400	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	0	0

Total Written Options							$(250)	$(79)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
DUB	$0	$31	$0	$31	$0	$(25)	$0	$(25)	$6	$0	$6
FAR	0	74	0	74	0	(44)	0	(44)	30	0	30
GLM	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
MYC	0	1	0	1	0	(1)	0	(1)	0	0	0

Total Over the Counter	$0	$106	$0	$106	$0	$(79)	$0	$(79)

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1	$1

Over the counter
Purchased Options	$0	$0	$0	$0	$106	$106

	$0	$0	$0	$0	$107	$107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	0	0	0	50	50

	$0	$0	$0	$0	$92	$92

Over the counter
Written Options	$0	$0	$0	$0	$79	$79

	$0	$0	$0	$0	$171	$171

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	(959)	(959)
Swap Agreements	0	0	0	0	(101)	(101)

	$0	$0	$0	$0	$(1,041)	$(1,041)

Over the counter
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	153	153

	$0	$0	$0	$0	$148	$148

	$0	$0	$0	$0	$(893)	$(893)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	1,396	1,396
Swap Agreements	0	0	0	0	155	155

	$0	$0	$0	$0	$1,549	$1,549

Over the counter
Purchased Options	$0	$0	$0	$0	$(161)	$(161)
Written Options	0	0	0	0	180	180

	$0	$0	$0	$0	$19	$19

	$0	$0	$0	$0	$1,568	$1,568

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,745	$0	$11,745
Industrials	0	6,098	0	6,098
Utilities	0	2,191	0	2,191
U.S. Government Agencies	0	117,927	0	117,927
U.S. Treasury Obligations	0	54,863	0	54,863
Non-Agency Mortgage-Backed Securities	0	23,244	0	23,244
Asset-Backed Securities
Automobile ABS Other	0	1,027	0	1,027
Automobile Sequential	0	6,899	0	6,899
CMBS Other	0	2,818	0	2,818
Credit Card Bullet	0	902	0	902
Credit Card Other	0	2,023	0	2,023
Home Equity Other	0	90	0	90
Other ABS	0	3,095	0	3,095
Short-Term Instruments
Mutual Funds	0	551	0	551
Repurchase Agreements	0	52,100	0	52,100

	$0	$285,573	$0	$285,573

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,457	$0	$0	$42,457

Total Investments	$42,457	$285,573	$0	$328,030

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,404)	$0	$(21,404)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	106	0	106

	$0	$107	$0	$107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(92)	0	(92)
Over the counter	0	(79)	0	(79)

	$0	$(171)	$0	$(171)

Total Financial Derivative Instruments	$0	$(64)	$0	$(64)

Totals	$42,457	$264,105	$0	$306,562

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO Low Duration ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.7%

CORPORATE BONDS & NOTES 19.0%

BANKING & FINANCE 15.6%

American Express Co.
5.645% due 04/23/2027 •		$1,000	$1,012

Asian Development Bank
6.000% due 02/05/2026	BRL	11,000	1,802

Athene Global Funding
3.534% due 02/23/2027 ~	EUR	600	652

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		$3,000	3,021

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		400	406

Barclays PLC
2.852% due 05/07/2026 •		900	898
7.325% due 11/02/2026 •		800	812

BPCE SA
5.975% due 01/18/2027 •		400	404
6.612% due 10/19/2027 •		800	822

Citibank NA
4.876% due 11/19/2027 •		600	603
4.929% due 08/06/2026		500	503
5.438% due 04/30/2026		1,100	1,112

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,358
4.978% due 08/28/2026 ~		500	502

CTP NV
0.625% due 09/27/2026	EUR	1,100	1,152

Deutsche Bank AG
4.999% due 09/11/2030 •		$600	597

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	2,000	2,149

Equinix, Inc.
1.000% due 09/15/2025		$1,500	1,477

Equitable Financial Life Global Funding
1.300% due 07/12/2026		1,700	1,633

Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		800	803

Hana Bank
5.375% due 04/23/2027		1,500	1,532

HAT Holdings LLC
3.375% due 06/15/2026		850	825

ING Groep NV
1.400% due 07/01/2026 •		3,100	3,075

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	26,000	1,390

JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$500	510
6.070% due 10/22/2027 •		1,000	1,024

Metropolitan Life Global Funding
0.950% due 07/02/2025		2,000	1,982

Morgan Stanley
5.376% due 04/13/2028 •		800	807
6.138% due 10/16/2026 •		1,600	1,613

Morgan Stanley Bank NA
5.016% due 01/12/2029 •		800	810

Norinchukin Bank
1.284% due 09/22/2026		2,200	2,093
5.094% due 10/16/2029		500	505
5.430% due 03/09/2028		600	611

OneMain Finance Corp.
3.500% due 01/15/2027		800	767

Pacific Life Global Funding
1.375% due 04/14/2026		1,900	1,844

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		1,200	1,215

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026		1,200	1,209

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		400	411

Toronto-Dominion Bank
5.264% due 12/11/2026		1,200	1,216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Motor Credit Corp.
4.550% due 08/07/2026		$200	$201

UBS Group AG
5.711% due 01/12/2027 •		1,300	1,310
7.750% due 03/01/2029 ~	EUR	600	731

			48,399

INDUSTRIALS 2.1%

BMW U.S. Capital LLC
4.750% due 03/21/2028		$430	431
5.050% due 08/11/2028		670	676

Denso Corp.
4.420% due 09/11/2029		500	497

Hyundai Capital America
5.800% due 06/26/2025		600	601

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		811	729

Mars, Inc.
4.450% due 03/01/2027		200	201

Smurfit Kappa Treasury ULC
1.500% due 09/15/2027	EUR	800	842

Weir Group PLC
2.200% due 05/13/2026		$2,500	2,428

			6,405

UTILITIES 1.3%

AES Corp.
5.450% due 06/01/2028		1,000	1,018

Electricite de France SA
3.625% due 10/13/2025		500	497

Enel Finance International NV
1.625% due 07/12/2026		1,500	1,444

NBN Co. Ltd.
4.000% due 10/01/2027		300	297

Southern Power Co.
0.900% due 01/15/2026		1,000	970

			4,226

Total Corporate Bonds & Notes (Cost $60,083)			59,030

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.3%

California Health Facilities Financing Authority Revenue Bonds, Series 2020
1.168% due 06/01/2026		1,000	966

NEW YORK 0.5%

New York City, New York Housing Development Corp. Revenue Bonds, Series 2021
0.823% due 05/01/2025		225	224
0.923% due 11/01/2025		250	245
1.023% due 05/01/2026		650	628
1.123% due 11/01/2026		250	238

			1,335

Total Municipal Bonds & Notes (Cost $2,375)			2,301

U.S. GOVERNMENT AGENCIES 36.3%

Fannie Mae
0.700% due 07/30/2025		8,200	8,101
1.000% due 01/25/2043		3	3
3.500% due 02/25/2043 (a)		145	6
4.453% due 08/01/2029 •		1	1
4.737% due 12/25/2042 ~		2	2
4.804% due 09/25/2042 •		21	21
5.000% due 01/25/2040 - 07/25/2040		79	80
5.750% due 10/25/2035		2	2
5.886% due 07/01/2042 •		4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.936% due 09/01/2041 •	$10	$10
5.938% due 02/01/2031 •	1	1
6.397% due 11/01/2035 •	2	2
6.567% due 11/01/2034 •	2	2
7.268% due 11/01/2035 •	4	4
7.315% due 05/01/2035 •	1	1
7.522% due 08/01/2035 •	13	13

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	8,032
0.680% due 08/06/2025	8,200	8,096
0.800% due 10/28/2026	1,700	1,617
0.826% due 02/25/2031	2,578	2,275
1.142% due 09/25/2030 ~(a)	13,741	664
2.539% due 08/15/2044 •	96	99
2.875% due 04/25/2026	1,900	1,874
2.939% due 04/25/2029	1,900	1,804
3.000% due 01/01/2027	8	8
4.000% due 06/01/2048	366	347
4.843% due 12/15/2042 •	313	310
5.000% due 10/01/2033	2	2
5.173% due 10/15/2037 •	19	19
5.835% due 02/25/2045 •	10	10
6.500% due 07/25/2043	29	30
7.316% due 08/01/2035 •	4	4
7.427% due 06/01/2035 •	8	8
7.454% due 07/01/2035 •	2	2

Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,462	1,352
4.000% due 06/20/2048	524	492
4.625% due 02/20/2032 •	3	3
4.737% due 10/20/2043 •	234	227
4.875% due 06/20/2027 •	1	1
4.883% due 02/20/2067 •	104	104
4.890% due 04/20/2065 •	26	26
4.900% due 06/20/2065 •	31	31
4.923% due 07/20/2067 •	148	147
5.000% due 05/20/2030 •	3	3
5.003% due 05/20/2066 •	8	8
5.023% due 04/20/2065 •	214	213
5.053% due 03/20/2065 •	434	433
5.073% due 11/20/2065 •	23	23
5.143% due 02/20/2066 •	17	17
5.193% due 10/20/2066 •	276	277
5.304% due 08/20/2073 •	675	683
5.504% due 11/20/2072 •	3,642	3,712
5.514% due 11/20/2072 •	4,175	4,240
6.723% due 06/20/2067 •	515	520

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,545	1,299
3.000% due 12/01/2026 - 04/01/2052	13,190	11,584
4.000% due 08/01/2047 - 10/01/2053	6,039	5,643
4.500% due 07/01/2053 - 10/01/2053	15,680	15,020
5.000% due 04/01/2053 - 11/01/2053	27,376	26,899
5.500% due 08/01/2053	802	802

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	4,100	3,815
5.500% due 05/01/2055	1,800	1,796

Total U.S. Government Agencies (Cost $114,341)		112,824

U.S. TREASURY OBLIGATIONS 14.8%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025	369	369
0.125% due 10/15/2025	612	613
0.375% due 07/15/2025	1,741	1,744
0.625% due 07/15/2032	2,296	2,144
1.125% due 01/15/2033	2,132	2,044

U.S. Treasury Notes
3.625% due 05/15/2026	37,300	37,140
4.875% due 04/30/2026 (g)	2,000	2,017

Total U.S. Treasury Obligations (Cost $46,071)		46,071

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%

Banc of America Funding Trust
5.697% due 05/25/2035 ~		$42	$39

Banc of America Mortgage Trust
5.742% due 03/25/2033 ~		54	52
6.548% due 08/25/2034 •		10	10

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		2,200	2,047

Bear Stearns Adjustable Rate Mortgage Trust
5.954% due 01/25/2034 •		3	3

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •		6	3
5.564% due 05/25/2035 ~		12	11

Beast Mortgage Trust
5.484% due 03/15/2036 •		1,500	1,361

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •		2,200	1,993

BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •		3,153	3,008

BX Trust
5.068% due 04/15/2039 •		542	538

Citigroup Mortgage Loan Trust
4.505% due 01/25/2037 •		19	17
7.230% due 10/25/2035 ~		2	2
7.410% due 05/25/2035 •		1	1

Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •		9	8
5.415% due 02/20/2035 •		2	2
6.248% due 02/20/2036 •		24	23

DROP Mortgage Trust
5.583% due 10/15/2043 •		2,200	2,094

Eurosail PLC
5.529% due 06/13/2045 ~	GBP	329	424

Extended Stay America Trust
5.513% due 07/15/2038 ~		$3,291	3,291

First Horizon Alternative Mortgage Securities Trust
5.667% due 01/25/2035 ~		44	43

Gemgarto PLC
5.344% due 12/16/2067 •	GBP	246	318

GMAC Mortgage Corp. Loan Trust
3.670% due 11/19/2035 •		$4	3

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		1	1

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		14	12
5.058% due 06/25/2034 ~		5	5
5.328% due 09/25/2035 ~		13	12

JP Morgan Chase Commercial Mortgage Securities Trust
5.444% due 06/15/2038 •		2,200	2,152
5.484% due 04/15/2038 ~		2,268	2,264

JP Morgan Mortgage Trust
5.750% due 01/25/2036		21	9

Morgan Stanley Capital Trust
5.603% due 12/15/2038 •		1,100	1,069

One New York Plaza Trust
5.384% due 01/15/2036 •		2,200	2,110

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.995% due 12/25/2035 ~		18	18

Prime Mortgage Trust
4.835% due 02/25/2034 •		1	1

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~		2,200	2,170

Starwood Commercial Mortgage Trust
5.292% due 11/15/2036 •		1,840	1,825

Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~		21	19
6.527% due 02/25/2034 •		8	7

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~		37	15
4.931% due 07/19/2035 •		2	2
4.995% due 02/25/2036 ~		6	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SUMIT Mortgage Trust
2.789% due 02/12/2041	$1,800	$1,583
2.850% due 02/12/2041	300	250

VASA Trust
5.334% due 07/15/2039 ~	2,900	2,819

WaMu Mortgage Pass-Through Certificates Trust
4.975% due 12/25/2045 •	4	4
5.015% due 10/25/2045 •	26	26
5.175% due 11/25/2034 ~	16	16
6.035% due 06/25/2042 •	3	2

Total Non-Agency Mortgage-Backed Securities (Cost $33,106)		31,687

ASSET-BACKED SECURITIES 11.4%

AUTOMOBILE ABS OTHER 0.1%

BMW Vehicle Lease Trust
4.740% due 07/27/2026 ~	197	197

AUTOMOBILE SEQUENTIAL 1.2%

Enterprise Fleet Financing LLC
5.760% due 10/22/2029	305	306

FIRST HELP FINANCIAL LLC
4.430% due 01/18/2028	352	351
5.690% due 02/15/2030	598	605
6.570% due 06/15/2028	386	390

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	1,000	1,007
5.570% due 09/25/2029	1,000	1,017

		3,676

CMBS OTHER 0.7%

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •	1,109	1,110

MF1 Ltd.
5.511% due 10/16/2036 ~	1,095	1,093

		2,203

CREDIT CARD BULLET 0.3%

Master Credit Card Trust
5.197% due 01/21/2027 ~	1,000	1,002

CREDIT CARD OTHER 0.5%

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,500	1,503

HOME EQUITY OTHER 0.5%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.545% due 03/25/2035 ~	789	781

Countrywide Asset-Backed Certificates Trust
5.175% due 12/25/2034 •	750	735

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	2	1

Morgan Stanley ABS Capital, Inc. Trust
4.535% due 07/25/2036 ~	8	3

NovaStar Mortgage Funding Trust
4.755% due 05/25/2036 •	59	58

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	39	8

Structured Asset Investment Loan Trust
5.140% due 03/25/2034 •	35	36

		1,622

OTHER ABS 8.1%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •	1,000	995
5.582% due 10/15/2034 ~	1,000	1,000
5.592% due 07/15/2034 ~	1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		$700	$698

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		1,000	998

Arbour CLO DAC
3.681% due 12/15/2038 •	EUR	900	975

Ares European CLO DAC
3.774% due 10/21/2034 •		547	592

Avoca Static CLO DAC
3.811% due 01/15/2035 •		500	541

College Avenue Student Loans LLC
5.635% due 12/26/2047 ~		$1,585	1,584

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		1,604	1,253

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		1,100	1,100

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		500	500

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		750	590

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		4	4

Mosaic Solar Loan Trust
2.640% due 01/20/2053		1,526	1,335

Ocean Trails CLO
5.592% due 07/15/2034 •		1,500	1,500
5.602% due 10/15/2034 •		1,000	999

Palmer Square European Loan Funding DAC
3.339% due 08/15/2033 «•(b)	EUR	1,000	1,081

Regatta Funding Ltd.
5.502% due 01/15/2033 •		$1,000	1,001

Service Experts Issuer
2.670% due 02/02/2032		496	481

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,023	1,798
5.400% due 04/30/2058		478	464

Sunrun Demeter Issuer
2.270% due 01/30/2057		2,575	2,240

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		900	904

Trinitas CLO Ltd.
5.403% due 10/20/2033 •		1,100	1,099

			25,232

Total Asset-Backed Securities (Cost $36,465)			35,435

SOVEREIGN ISSUES 0.7%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		1,000	1,040

Development Bank of Japan, Inc.
0.875% due 10/10/2025	EUR	680	729

Korea Housing Finance Corp.
4.875% due 08/27/2027		$400	405

Total Sovereign Issues (Cost $2,204)			2,174

SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS (d) 7.5%
			23,400

Total Short-Term Instruments (Cost $23,400)			23,400

Total Investments in Securities (Cost $318,045)			312,922

Total Investments 100.7% (Cost $318,045)			$312,922

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $473)			(235)

Other Assets and Liabilities, net (0.6)%			(1,829)

Net Assets 100.0%			$310,858

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$23,400	U.S. Treasury Notes 2.750% due 04/30/2027	$(23,854)	$23,400	$23,403

Total Repurchase Agreements						$(23,854)	$23,400	$23,403

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	04/01/2055	$600	$(495)	$(499)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2055	14,200	(12,239)	(12,305)
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	700	(686)	(686)

Total Short Sales (4.3)%				$(13,420)	$(13,490)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$23,403	$0	$0	$23,403	$(23,854)	$(451)

Total Borrowings and Other Financing Transactions	$23,403	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(178) at a weighted average interest rate of 5.237%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BOBL June Futures	06/2025	1	$	127	$(1)	$0	$0
Euro-Bund June Futures	06/2025	1		139	(3)	1	0
U.S. Treasury 2-Year Note June Futures	06/2025	1,137		235,554	1,123	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2025	301		32,555	337	0	(9)

					$1,456	$1	$(18)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	150	$	(16,683)	$(198)	$0	$(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	242		(27,618)	(322)	0	(23)

					$(520)	$0	$(25)

Total Futures Contracts					$936	$1	$(43)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR 200	$1	$0	$1	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	10,100	$(276)	$(23)	$(299)	$44	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	3,960	27	0	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(361)	(388)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	(17)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		400	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		300	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		800	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		300	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		740	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.798	Annual	12/31/2031		13,500	0	(104)	(104)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	131	868	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		140	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		120	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	11	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.975%	Annual	03/21/2035	$	300	$(1)	$(4)	$(5)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		500	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(6)	(6)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	6	5	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)

							$454	$(351)	$103	$46	$(63)

Total Swap Agreements							$455	$(351)	$104	$46	$(63)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$46	$47	$0	$(46)	$(63)	$(109)

Cash of $2,818 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(3) for closed futures is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	5,141		$34	$0	$0
	04/2025		$1,242	AUD	1,963	0	(15)
	04/2025		21	JPY	3,084	0	0
	04/2025		869	SGD	1,162	0	(4)
	05/2025	AUD	1,963		$1,242	15	0
	05/2025	SGD	1,160		869	4	0
	05/2025		$34	JPY	5,124	0	0
	06/2025	CNH	118		$16	0	0

BOA	05/2025	IDR	123,670		7	0	0
	05/2025		$16	INR	1,406	0	0

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	04/2025	EUR	7,961		$8,348	$0	$(261)
	04/2025	GBP	371		469	0	(10)
	04/2025	IDR	820,872		50	1	0
	04/2025	JPY	1,835		12	0	0
	04/2025		$18	IDR	293,659	0	0
	04/2025		53	INR	4,587	0	0
	04/2025		203	JPY	30,331	0	(1)
	04/2025		555	SGD	744	0	(2)
	04/2025		8	TWD	278	0	0
	04/2025	ZAR	2,367		$129	1	0
	05/2025	CNH	17		2	0	0
	05/2025	IDR	599,112		36	0	0
	05/2025	SGD	743		556	2	0
	05/2025		$147	INR	12,633	0	0
	05/2025		12	JPY	1,829	0	0
	06/2025	CNH	54		$7	0	0
	06/2025		$266	PLN	1,030	0	(1)
	07/2025	TWD	140		$4	0	0
	08/2025		137		4	0	0

BRC	04/2025	INR	435		5	0	0
	04/2025		$248	IDR	4,054,793	0	(5)
	06/2025		33	PLN	126	0	0

BSH	04/2025	AUD	1,963		$1,244	17	0
	04/2025	JPY	49,027		327	0	0
	05/2025		$326	JPY	48,862	0	0
	06/2025		168	PLN	650	0	(1)

CBK	04/2025	IDR	743,510		$45	0	0
	04/2025	INR	1,719		20	0	0
	04/2025	TWD	1,636		50	1	0
	04/2025		$1,757	CAD	2,503	0	(18)
	04/2025		416	IDR	6,802,673	0	(8)
	04/2025		22	INR	1,861	0	0
	04/2025		17	TWD	564	0	0
	05/2025	CAD	2,500		$1,757	18	0
	05/2025	IDR	293,337		18	0	0
	06/2025	KRW	1,469,885		1,021	20	0
	07/2025	TWD	143		4	0	0
	08/2025		418		13	0	0

DUB	04/2025	IDR	270,562		16	0	0
	04/2025	NZD	775		443	3	0
	04/2025	SGD	211		158	1	0
	04/2025		$33	INR	2,807	0	0
	04/2025		445	NZD	775	0	(5)
	04/2025		444	SGD	595	0	(2)
	05/2025	IDR	44,476		$3	0	0
	05/2025	NZD	775		446	5	0
	05/2025	SGD	594		444	1	0
	06/2025	KRW	805,848		559	10	0

FAR	04/2025	CHF	930		1,043	0	(8)
	04/2025	JPY	35,076		233	0	(1)
	04/2025		$158	JPY	23,529	0	(1)
	05/2025		233		34,958	1	0
	06/2025		309	PLN	1,195	0	(2)

GLM	04/2025	BRL	3,134		$547	0	(2)
	04/2025	IDR	190,978		12	0	0
	04/2025		$545	BRL	3,134	4	0
	04/2025		217	IDR	3,560,925	0	(4)
	05/2025	IDR	196,216		$12	0	0
	06/2025		$286	PLN	1,105	0	(2)
	07/2025	TWD	58,329		$1,793	26	0

JPM	04/2025	IDR	21,496		1	0	0
	04/2025	INR	1,661		19	0	0
	04/2025	JPY	10,808		72	0	0
	04/2025	SGD	175		131	1	0
	04/2025		$8,587	EUR	7,961	22	0
	04/2025		89	IDR	1,462,824	0	(1)
	04/2025		41	INR	3,557	0	0
	04/2025		169	JPY	25,250	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$4	TWD	141	$0	$0
	04/2025	ZAR	1,285		$70	0	0
	05/2025	EUR	7,961		8,601	0	(21)
	05/2025	IDR	73,968		5	0	0
	05/2025		$72	JPY	10,772	1	0
	06/2025		253	PLN	982	0	(1)
	07/2025	TWD	141		$4	0	0

MBC	04/2025	SGD	1,490		1,115	6	0
	04/2025		$1,052	CHF	929	0	(2)
	04/2025		33	INR	2,795	0	0
	04/2025		9	TWD	283	0	0
	05/2025	CHF	926		$1,052	2	0
	06/2025	KRW	361,455		251	5	0
	07/2025	TWD	144		4	0	0
	08/2025		137		4	0	0

MYI	04/2025	CAD	2,504		1,759	19	0
	04/2025	SGD	625		467	2	0
	04/2025	ZAR	1,043		57	0	0
	05/2025	IDR	123,774		7	0	0

SCX	04/2025	BRL	841		146	0	(1)
	04/2025	JPY	2,832		19	0	0
	04/2025		$144	BRL	841	4	0
	04/2025		309	IDR	5,051,997	0	(6)
	04/2025		3	TWD	83	0	0
	05/2025		19	JPY	2,823	0	0
	06/2025	BRL	851		$144	0	(3)
	08/2025	TWD	82		3	0	0

SSB	04/2025		$480	GBP	371	0	(1)
	05/2025	GBP	371		$480	1	0

UAG	04/2025		$155	JPY	23,134	0	(1)

Total Forward Foreign Currency Contracts						$193	$(391)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	8,900	$48	$35

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	32,200	196	77

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	37,100	45	1

Total Purchased Options							$289	$113

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	200	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	0	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	8,900	(18)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	8,900	(30)	(19)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	32,200	(74)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	32,200	(122)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	600	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	600	(3)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,200	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/30/2025	500	$(2)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	500	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

Total Written Options							$(271)	$(88)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$19	$0	$0	$19	$(19)	$0	$0	$(19)	$0	$0	$0
BPS	4	0	0	4	(275)	(1)	0	(276)	(272)	281	9
BRC	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
BSH	17	0	0	17	(1)	0	0	(1)	16	0	16
CBK	39	0	0	39	(26)	0	0	(26)	13	0	13
DUB	20	35	0	55	(7)	(29)	0	(36)	19	0	19
FAR	1	77	0	78	(12)	(47)	0	(59)	19	0	19
GLM	30	0	0	30	(8)	(10)	0	(18)	12	0	12
JPM	24	0	0	24	(24)	0	0	(24)	0	0	0
MBC	13	0	0	13	(2)	0	0	(2)	11	0	11
MYC	0	1	0	1	0	(1)	0	(1)	0	0	0
MYI	21	0	0	21	0	0	0	0	21	0	21
SCX	4	0	0	4	(10)	0	0	(10)	(6)	0	(6)
SSB	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$193	$113	$0	$306	$(391)	$(88)	$0	$(479)

(g)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	46	46

	$0	$0	$0	$0	$47	$47

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$193	$0	$193
Purchased Options	0	0	0	0	113	113

	$0	$0	$0	$193	$113	$306

	$0	$0	$0	$193	$160	$353

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46	$46
Swap Agreements	0	0	0	0	63	63

	$0	$0	$0	$0	$109	$109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$391	$0	$391
Written Options	0	0	0	0	88	88

	$0	$0	$0	$391	$88	$479

	$0	$0	$0	$391	$197	$588

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$22	$22
Futures	0	0	0	0	(492)	(492)
Swap Agreements	0	1	0	0	842	843

	$0	$1	$0	$0	$372	$373

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$477	$0	$477
Purchased Options	0	0	0	0	30	30
Written Options	0	0	0	0	210	210

	$0	$0	$0	$477	$240	$717

	$0	$1	$0	$477	$612	$1,090

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	1,608	1,608
Swap Agreements	0	0	0	0	(806)	(806)

	$0	$0	$0	$0	$801	$801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(304)	$0	$(304)
Purchased Options	0	0	0	0	(169)	(169)
Written Options	0	0	0	0	221	221

	$0	$0	$0	$(304)	$52	$(252)

	$0	$0	$0	$(304)	$853	$549

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,399	$0	$48,399
Industrials	0	6,405	0	6,405
Utilities	0	4,226	0	4,226
Municipal Bonds & Notes
California	0	966	0	966
New York	0	1,335	0	1,335
U.S. Government Agencies	0	112,824	0	112,824
U.S. Treasury Obligations	0	46,071	0	46,071
Non-Agency Mortgage-Backed Securities	0	31,687	0	31,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Asset-Backed Securities
Automobile ABS Other	$0	$197	$0	$197
Automobile Sequential	0	3,676	0	3,676
CMBS Other	0	2,203	0	2,203
Credit Card Bullet	0	1,002	0	1,002
Credit Card Other	0	1,503	0	1,503
Home Equity Other	0	1,622	0	1,622
Other ABS	0	24,151	1,081	25,232
Sovereign Issues	0	2,174	0	2,174
Short-Term Instruments
Repurchase Agreements	0	23,400	0	23,400

Total Investments	$0	$311,841	$1,081	$312,922

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,490)	$0	$(13,490)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	46	0	47
Over the counter	0	306	0	306

	$1	$352	$0	$353

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(106)	$0	$(106)
Over the counter	0	(479)	0	(479)

	$0	$(585)	$0	$(585)

Total Financial Derivative Instruments	$1	$(233)	$0	$(232)

Totals	$1	$298,118	$1,081	$299,200

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO Short Asset Investment Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

CORPORATE BONDS & NOTES 56.0%

BANKING & FINANCE 35.9%

AerCap Ireland Capital DAC
1.750% due 01/30/2026	$7,682	$7,503
4.450% due 10/01/2025	1,500	1,498

Ally Financial, Inc.
5.800% due 05/01/2025	2,724	2,726

American Express Co.
5.011% due 11/04/2026 ~	12,000	12,030
5.118% due 02/13/2026 ~	465	467

American Honda Finance Corp.
4.762% due 06/13/2025 ~	8,600	8,606

American Tower Corp.
4.000% due 06/01/2025	21,202	21,172

Athene Global Funding
5.106% due 07/16/2026 •	15,400	15,409
5.180% due 01/07/2027 ~	16,600	16,637

Australia & New Zealand Banking Group Ltd.
4.937% due 03/18/2026 ~	2,671	2,678
5.106% due 07/03/2025 •	525	526

Aviation Capital Group LLC
1.950% due 01/30/2026	2,000	1,954

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	1,200	1,172
4.250% due 04/15/2026	4,800	4,774
4.375% due 05/01/2026	1,800	1,790
5.500% due 01/15/2026	5,200	5,223

Bank of America Corp.
1.319% due 06/19/2026 •	9,000	8,936
5.683% due 04/02/2026 •	4,987	4,988

Bank of Montreal
4.978% due 09/15/2026 ~	195	195
5.313% due 09/25/2025 •	1,075	1,079
5.418% due 06/07/2025 •	4,877	4,885

Bank of Nova Scotia
5.254% due 04/11/2025 •	5,575	5,576

Banque Federative du Credit Mutuel SA
4.524% due 07/13/2025	1,704	1,704

Barclays PLC
4.375% due 01/12/2026	24,000	23,962

BPCE SA
1.652% due 10/06/2026 •	5,000	4,918
5.320% due 09/25/2025 •	4,805	4,821

Canadian Imperial Bank of Commerce
5.290% due 04/07/2025 ~	7,662	7,663

Citigroup Global Markets Holdings, Inc.
4.820% due 01/20/2026 ~	22,500	22,481

Commonwealth Bank of Australia
4.752% due 07/07/2025 ~(b)	31,650	31,668

Cooperatieve Rabobank UA
5.057% due 07/18/2025 •	3,000	3,005
5.062% due 01/09/2026 ~(b)	27,000	27,106

Corebridge Financial, Inc.
3.500% due 04/04/2025	23,004	23,001

Crown Castle, Inc.
1.350% due 07/15/2025	929	921

DBS Group Holdings Ltd.
4.983% due 09/12/2025 ~	16,500	16,521

Deutsche Bank AG
2.129% due 11/24/2026 •	14,775	14,511
4.162% due 05/13/2025	5,570	5,567

DNB Bank ASA
1.127% due 09/16/2026 •	3,045	2,997

F&G Global Funding
5.150% due 07/07/2025	4,000	4,000

Federation des Caisses Desjardins du Quebec
4.991% due 01/27/2027 ~	12,000	12,005

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	3,900	3,878
4.687% due 06/09/2025	4,200	4,194
5.125% due 06/16/2025	18,553	18,541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GA Global Funding Trust
1.625% due 01/15/2026	$2,547	$2,485
3.850% due 04/11/2025	21,477	21,471

General Motors Financial Co., Inc.
2.750% due 06/20/2025	5,400	5,375
4.350% due 04/09/2025	2,500	2,499
5.650% due 04/07/2025 •	777	777

Goldman Sachs Group, Inc.
5.148% due 12/09/2026 •	500	501
5.425% due 08/10/2026 •	10,300	10,333
5.755% (US0003M + 1.170%) due 05/15/2026 ~	1,078	1,079
5.798% due 08/10/2026 •	13,500	13,555

HSBC Holdings PLC
2.099% due 06/04/2026 •	7,200	7,166
4.292% due 09/12/2026 •	3,000	2,994

Hyundai Capital Services, Inc.
2.125% due 04/24/2025	402	401

Jackson National Life Global Funding
5.500% due 01/09/2026	11,500	11,565

John Deere Capital Corp.
4.836% due 10/22/2025 ~	3,900	3,906

JPMorgan Chase & Co.
2.083% due 04/22/2026 •	1,674	1,671
4.080% due 04/26/2026 •	4,220	4,217
5.681% due 04/26/2026 •	3,150	3,153

Mitsubishi UFJ Financial Group, Inc.
5.797% due 04/17/2026 •	1,997	1,998

Mizuho Financial Group, Inc.
5.329% due 05/22/2026 •	9,450	9,460

Morgan Stanley
2.188% due 04/28/2026 •	5,000	4,990
5.050% due 01/28/2027 •	31,931	32,047

Morgan Stanley Bank NA
5.136% due 07/16/2025 •	2,703	2,706
5.524% due 10/30/2026 ~	2,573	2,597

New York Life Global Funding
5.011% due 05/02/2025 ~	500	500

Nomura Holdings, Inc.
1.851% due 07/16/2025	8,095	8,031
5.099% due 07/03/2025	136	136

Nordea Bank Abp
5.318% due 06/06/2025 •	3,200	3,204
5.318% due 06/06/2025 •	5,800	5,808

Pacific Life Global Funding
4.837% due 02/04/2027 ~	2,000	2,000
4.961% due 01/27/2028 ~	10,000	10,021
5.218% due 06/16/2025 •	800	801

PNC Bank NA
4.855% due 01/15/2027 •	10,400	10,416

Principal Life Global Funding
5.258% due 08/28/2025 •	1,090	1,093

Protective Life Global Funding
4.858% due 07/22/2026 ~	4,300	4,306

Public Storage Operating Co.
4.961% due 07/25/2025 ~	1,478	1,480

Reliance Standard Life Global Funding
2.750% due 05/07/2025	2,310	2,306

Royal Bank of Canada
4.821% due 08/03/2026 ~	22,000	22,010
4.931% due 04/27/2026 ~	3,301	3,309
5.194% due 04/14/2025 •	2,400	2,401

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	200	193
6.833% due 11/21/2026 •	200	203

Skandinaviska Enskilda Banken AB
5.318% due 06/09/2025 •	29,000	29,047

Sumitomo Mitsui Financial Group, Inc.
5.784% due 01/13/2026 ~	14,955	15,088

Svenska Handelsbanken AB
5.268% due 06/10/2025 •	24,850	24,887

Toronto-Dominion Bank
5.378% due 06/06/2025 •	1,100	1,102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Motor Credit Corp.
5.001% due 01/05/2026 •	$2,000	$2,004

UBS Group AG
2.193% due 06/05/2026 ~	1,250	1,244
4.125% due 04/15/2026	10,467	10,428
4.488% due 05/12/2026 •	6,500	6,498
5.938% due 05/12/2026 ~	4,260	4,265
6.373% due 07/15/2026 •	5,000	5,020

VICI Properties LP
4.375% due 05/15/2025	8,103	8,108
4.625% due 06/15/2025	5,177	5,180

Wells Fargo & Co.
2.188% due 04/30/2026 •	2,500	2,495
5.681% due 04/25/2026 ~	10,405	10,415

Wells Fargo Bank NA
5.065% due 01/15/2026 •	17,100	17,153

Westpac Banking Corp.
5.371% due 08/26/2025 •	225	226

		731,612

INDUSTRIALS 10.8%

7-Eleven, Inc.
0.950% due 02/10/2026	2,000	1,936

Bayer U.S. Finance LLC
2.850% due 04/15/2025	3,654	3,652
4.250% due 12/15/2025	2,000	1,991

Berry Global, Inc.
1.570% due 01/15/2026	9,100	8,872

BMW U.S. Capital LLC
4.979% (SOFRINDX + 0.620%) due 08/11/2025 ~	1,000	1,001
5.194% due 04/01/2025 ~	1,868	1,868

Energy Transfer LP
2.900% due 05/15/2025	28,200	28,135

Global Payments, Inc.
1.200% due 03/01/2026	9,806	9,499

HCA, Inc.
5.250% due 04/15/2025	4,800	4,800
7.690% due 06/15/2025	5,000	5,025

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	18,800	18,784

Hyundai Capital America
5.511% due 08/04/2025 ~	14,800	14,831
5.800% due 06/26/2025	600	601

Microchip Technology, Inc.
4.250% due 09/01/2025	13,000	12,985

MPLX LP
4.875% due 06/01/2025	9,476	9,476

NXP BV
2.700% due 05/01/2025	1,100	1,098

Oracle Corp.
2.950% due 05/15/2025	5,000	4,989

Penske Truck Leasing Co. LP
1.200% due 11/15/2025	7,930	7,752

Reynolds American, Inc.
4.450% due 06/12/2025	5,619	5,612

Rogers Communications, Inc.
3.625% due 12/15/2025	1,422	1,410

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025	200	200

T-Mobile USA, Inc.
3.500% due 04/15/2025	29,882	29,867

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	6,750	6,747

VMware LLC
4.500% due 05/15/2025	15,400	15,390

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	10,000	9,773
3.350% due 05/13/2025	1,000	998
3.950% due 06/06/2025	3,500	3,494
5.190% due 03/20/2026 •	955	956
5.288% due 09/12/2025 •	5,629	5,638

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zoetis, Inc.
4.500% due 11/13/2025	$1,700	$1,699
5.400% due 11/14/2025	200	201

		219,280

UTILITIES 9.3%

American Electric Power Co., Inc.
1.000% due 11/01/2025	2,500	2,447
5.699% due 08/15/2025	2,200	2,208

Appalachian Power Co.
3.400% due 06/01/2025	3,179	3,171

Arizona Public Service Co.
3.150% due 05/15/2025	2,379	2,375

Avangrid, Inc.
3.200% due 04/15/2025	12,063	12,053

Dominion Energy, Inc.
3.900% due 10/01/2025	8,000	7,975

DTE Energy Co.
1.050% due 06/01/2025	7,555	7,505

Edison International
4.950% due 04/15/2025	8,070	8,067

Enel Finance International NV
4.500% due 06/15/2025	4,860	4,853
7.050% due 10/14/2025	1,000	1,009

Entergy Corp.
0.900% due 09/15/2025	10,500	10,331

Exelon Corp.
3.950% due 06/15/2025	6,734	6,724

Georgia Power Co.
5.109% due 05/08/2025 ~	25,237	25,251

NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~	10,509	10,546
5.749% due 09/01/2025	12,000	12,050

ONEOK, Inc.
2.200% due 09/15/2025	4,325	4,276
5.850% due 01/15/2026	5,710	5,754

Pacific Gas & Electric Co.
2.950% due 03/01/2026	1,200	1,179
3.150% due 01/01/2026	500	494
3.450% due 07/01/2025	7,300	7,271
3.500% due 06/15/2025	8,442	8,418
4.950% due 06/08/2025	10,800	10,791

Sempra
3.300% due 04/01/2025	15,469	15,469

Southern California Edison Co.
4.900% due 06/01/2026	1,900	1,902

Virginia Electric & Power Co.
3.100% due 05/15/2025	17,000	16,964

		189,083

Total Corporate Bonds & Notes (Cost $1,138,977)		1,139,975

MUNICIPAL BONDS & NOTES 1.1%

NEW JERSEY 1.1%

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2024
5.093% due 06/15/2025	22,000	22,020

Total Municipal Bonds & Notes (Cost $22,000)		22,020

U.S. GOVERNMENT AGENCIES 9.1%

Fannie Mae
2.800% due 06/01/2025 (b)	12,511	12,440
4.278% due 08/25/2050 •	1,775	1,733
4.754% due 04/25/2036 - 06/25/2042 •	723	713
4.793% due 11/25/2044 - 09/25/2055 •	10,739	10,639
4.804% due 07/25/2036 - 06/25/2043 •	128	126
4.843% due 09/25/2049 •	3,739	3,641

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.854% due 02/25/2042 •	$233	$232
4.904% due 08/25/2049 •	241	235
4.954% due 02/25/2042 •	185	183
4.974% due 03/25/2042 •	30	30
4.994% due 07/25/2037 •	34	34
5.004% due 10/25/2041 •	58	58
5.243% due 05/25/2050 •	4,524	4,512
5.310% due 08/25/2054 •	9,220	9,213
7.166% due 05/01/2038 •(b)	1,835	1,907

Freddie Mac
1.000% due 09/15/2044 (b)	16,027	13,959
1.000% due 11/25/2050	3,791	2,861
4.763% due 04/15/2037 •	150	147
4.763% due 05/15/2038 •(b)	414	420
4.773% due 05/15/2041 •(b)	415	408
4.783% due 06/15/2040 •(b)	902	877
4.793% due 07/15/2037 - 10/15/2037 •	4,772	4,708
4.863% due 03/15/2040 - 11/15/2043 •	247	245
4.903% due 08/25/2027 •	10,000	10,002
4.913% due 06/15/2049 •	1,966	1,918
4.963% due 08/15/2041 •	7	7
4.983% due 12/15/2041 •	202	201
5.013% due 09/15/2037 •(b)	308	307
5.013% due 11/15/2041 •	38	38
5.043% due 07/15/2037 •(b)	342	341
5.063% due 11/15/2037 •	37	37
5.310% due 08/25/2054 •(b)	10,527	10,567
5.320% due 02/25/2055 •	5,206	5,228
5.340% due 09/25/2054 •	4,347	4,369
5.340% due 02/25/2055 •(b)	19,298	19,394
5.413% due 01/15/2032 •	89	90
5.440% due 11/25/2054 •(b)	19,046	18,990
5.463% due 01/15/2039 •	22	22
5.967% due 05/15/2033 •	78	79

Ginnie Mae
4.744% due 04/20/2037 •(b)	368	364
4.823% due 01/20/2068 •	63	63
4.857% due 07/20/2043 •(b)	298	291
4.884% due 06/20/2049 •	3,936	3,852
4.893% due 08/20/2065 •(b)	344	344
4.894% due 05/20/2049 •	1,328	1,296
4.923% due 12/20/2060 •	47	47
4.923% due 07/20/2064 •(b)	321	321
4.953% due 01/20/2070 •	6,368	6,384
4.993% due 04/20/2062 •	96	96
4.994% due 02/20/2074 •	6,726	6,698
5.099% due 01/20/2068 •(b)	4,296	4,335
5.103% due 08/20/2061 •	20	20
5.123% due 10/20/2065 •	2	2
5.134% due 01/16/2040 •(b)	566	566
5.173% due 08/20/2067 •(b)	527	528
5.174% due 02/20/2040 •(b)	449	449
5.184% due 03/20/2040 •	1,385	1,386
5.193% due 02/20/2066 •	3	3
5.204% due 04/20/2040 •	1,033	1,035
5.234% due 03/20/2040 •	1,080	1,083
5.449% due 01/20/2067 •	2,273	2,284
6.111% due 09/20/2067 •(b)	696	704
6.173% due 06/20/2068 •	5,975	5,990
6.634% due 06/20/2071 •(b)	3,978	4,056
7.791% due 09/20/2066 •	1,595	1,622

Total U.S. Government Agencies (Cost $188,697)		184,730

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%

Arroyo Mortgage Trust
1.175% due 10/25/2048 •	2,865	2,571

BX Trust
5.163% due 10/15/2036 •	12,823	12,726

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	10,867	9,057

Commercial Mortgage Trust
5.367% due 06/15/2034 ~	2,700	2,512

CRSNT Commercial Mortgage Trust
5.254% due 04/15/2036 •	15,000	14,784

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	$8,567	$8,530

GS Mortgage-Backed Securities Trust
5.000% due 01/25/2052 ~	728	682

JP Morgan Chase Commercial Mortgage Securities Trust
5.699% due 11/15/2038 •	12,400	12,361

JP Morgan Mortgage Trust
5.690% due 02/25/2055 •	2,146	2,153

MFA Trust
1.381% due 04/25/2065 •	1,735	1,669

Natixis Commercial Mortgage Securities Trust
3.796% due 11/15/2032 ~	3,087	2,929

OBX Trust
1.957% due 10/25/2061 ~	10,247	8,547
2.305% due 11/25/2061 ~	9,393	8,340
2.783% due 01/25/2062 þ	10,222	9,700

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	4,014	3,720
3.750% due 05/25/2058 ~	7,837	7,663
5.435% due 05/25/2058 ~	546	560

Total Non-Agency Mortgage-Backed Securities (Cost $116,506)		108,504

ASSET-BACKED SECURITIES 20.5%

AUTOMOBILE ABS OTHER 5.9%

BMW Vehicle Lease Trust
4.740% due 07/27/2026 ~	6,663	6,666
4.760% due 01/25/2027 ~	6,912	6,916

CarMax Auto Owner Trust
4.779% due 03/15/2028 •	12,000	12,002

Fifth Third Auto Trust
4.879% due 11/16/2026 •	1,464	1,464

Ford Credit Auto Lease Trust
4.749% due 02/15/2027 ~	7,865	7,864

Ford Credit Auto Owner Trust
4.749% due 04/15/2027 •	15,909	15,911

GM Financial Automobile Leasing Trust
4.814% due 01/20/2027 •	15,000	15,005

Hyundai Auto Lease Securitization Trust
4.749% due 06/15/2027 •	12,000	12,000
4.949% due 03/16/2026 •	2,273	2,273

Nissan Auto Lease Trust
4.759% due 06/15/2027 •	9,820	9,824

Tesla Auto Lease Trust
4.844% due 06/22/2026 •	1,856	1,856

Toyota Lease Owner Trust
4.754% due 07/20/2027 •	23,000	23,003

Volkswagen Auto Lease Trust
4.814% due 12/21/2026 ~	2,579	2,576

Volkswagen Auto Loan Enhanced Trust
4.864% due 12/21/2026 •	2,255	2,256

World Omni Automobile Lease Securitization Trust
4.779% due 02/16/2027 •	1,366	1,367

		120,983

AUTOMOBILE SEQUENTIAL 5.5%

Ally Auto Receivables Trust
4.460% due 07/15/2027	2,455	2,454

ARI Fleet Lease Trust
5.540% due 04/15/2033	9,213	9,275

BMW Vehicle Owner Trust
5.470% due 02/25/2028	1,982	1,996

CarMax Auto Owner Trust
4.750% due 10/15/2027	706	707
5.340% due 08/16/2027	11,350	11,400
5.650% due 05/17/2027	980	983
5.720% due 11/16/2026	177	178

Carvana Auto Receivables Trust
5.500% due 08/10/2027	1,501	1,504
6.230% due 01/11/2027	35	35

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Auto Owner Trust
4.400% due 11/26/2027	$1,695	$1,693
5.660% due 05/26/2027	2,263	2,270

Fifth Third Auto Trust
5.530% due 08/15/2028	3,090	3,118

Harley Davidson Motorcycle Trust
4.620% due 08/16/2027	9,897	9,901
5.650% due 02/16/2027	3,302	3,312

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	663	663
5.710% due 03/18/2026	438	438
5.870% due 06/22/2026	2,534	2,539

Hyundai Auto Lease Securitization Trust
5.020% due 03/15/2027	8,800	8,834

LAD Auto Receivables Trust
5.440% due 11/16/2026	870	871
5.930% due 06/15/2027	1,354	1,356

Mercedes-Benz Auto Receivables Trust
4.510% due 11/15/2027	2,204	2,204

SBNA Auto Lease Trust
4.680% due 04/20/2027	3,800	3,802
4.940% due 11/20/2026	1,649	1,650
5.450% due 01/20/2026	1,759	1,759
5.560% due 11/22/2027	11,000	11,107

SCCU Auto Receivables Trust
5.450% due 12/15/2027	3,463	3,475

SFS Auto Receivables Securitization Trust
5.330% due 11/20/2029	8,300	8,407
5.710% due 10/20/2027	3,924	3,936

USAA Auto Owner Trust
5.250% due 03/15/2027	7,860	7,879

World Omni Auto Receivables Trust
4.660% due 05/15/2028	3,722	3,724

		111,470

CMBS OTHER 0.1%

AREIT Trust
5.514% due 11/17/2038 ~	372	370

MF1 Ltd.
5.511% due 10/16/2036 ~	2,501	2,497

		2,867

CREDIT CARD BULLET 2.1%

Citibank Credit Card Issuance Trust
5.038% due 08/07/2027 •	16,500	16,529

Golden Credit Card Trust
4.310% due 09/15/2027	2,000	1,997

Master Credit Card Trust
5.097% due 01/21/2028 •	20,000	20,049
5.197% due 01/21/2027 ~	4,000	4,006

		42,581

CREDIT CARD OTHER 0.6%

Golden Credit Card Trust
1.140% due 08/15/2028	12,000	11,484

OTHER ABS 6.3%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~	84	84

Carlyle Global Market Strategies CLO Ltd.
5.530% due 08/14/2030 •	168	168

Catamaran CLO Ltd.
5.652% due 04/22/2030 •	3,192	3,193

CBAM Ltd.
5.584% due 04/17/2031 •	4,245	4,249

CIFC Funding Ltd.
5.508% due 10/24/2030 ~	201	201

CNH Equipment Trust
5.900% due 02/16/2027	1,170	1,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~	$1,455	$1,455

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~	5,124	5,119

DLLAA LLC
4.700% due 10/20/2027	12,000	12,025

DLLAD LLC
4.790% due 01/20/2028	2,575	2,580
5.500% due 08/20/2027	4,241	4,264

DLLMT LLC
5.353% due 08/20/2025	169	169

Dryden Senior Loan Fund
5.564% due 07/15/2030 •	747	748

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •	4,333	4,332

KKR CLO Ltd.
5.514% due 07/15/2030 ~	4,625	4,629

Kubota Credit Owner Trust
5.450% due 04/15/2027	10,000	10,054
5.610% due 07/15/2026	5,776	5,787

LCM Ltd.
5.635% due 04/20/2031 •	1,359	1,359

Madison Park Funding Ltd.
5.705% due 04/19/2033 •	5,173	5,177

Magnetite Ltd.
5.452% due 10/15/2031 •	1,109	1,110

MMAF Equipment Finance LLC
5.790% due 11/13/2026	2,026	2,031

Navient Private Education Loan Trust
5.154% due 12/15/2059 ~	928	928

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,617	3,401
1.580% due 04/15/2070	6,959	6,239
1.690% due 05/15/2069	1,429	1,349
2.230% due 07/15/2070	1,024	926
3.130% due 02/15/2068	452	444

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,506	1,408

Northwoods Capital Ltd.
5.565% due 11/13/2031 ~	4,642	4,638

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~	1,051	1,052

PHEAA Student Loan Trust
5.404% due 11/25/2065 ~	1,640	1,638

Race Point CLO Ltd.
5.504% due 10/15/2030 •	842	843

Saranac CLO Ltd.
5.699% due 08/13/2031 ~	526	526

SLM Private Credit Student Loan Trust
4.871% due 12/15/2038 •	1,016	997

Sound Point CLO Ltd.
5.580% due 01/25/2032 •	5,854	5,855

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •	502	502

Tesla Sustainable Energy Trust
4.830% due 12/03/2025	813	814

Venture CLO Ltd.
5.545% due 07/20/2030 •	974	974
5.575% due 09/07/2030 ~	5,768	5,770

Verizon Master Trust
4.890% due 04/13/2028	10,000	10,001
5.014% due 08/20/2030 •	10,000	10,044

		128,256

Total Asset-Backed Securities (Cost $418,024)		417,641

SOVEREIGN ISSUES 4.8%

CDP Financial, Inc.
4.759% due 05/19/2025 ~	26,825	26,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPPIB Capital, Inc.
5.609% due 04/04/2025 •	$70,400	$70,407

Total Sovereign Issues (Cost $97,235)		97,244

SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 0.1%

Credit Agricole Corporate and Investment Bank
4.960% (SOFRRATE + 0.600%) due 08/01/2025 ~	2,648	2,652

COMMERCIAL PAPER 0.8%

Crown Castle, Inc.
4.880% due 04/08/2025	4,805	4,800
4.910% due 04/29/2025	11,700	11,654

		16,454

REPURCHASE AGREEMENTS (a) 1.5%
		30,800

Total Short-Term Instruments (Cost $49,906)		49,906

Total Investments in Securities (Cost $2,031,345)		2,020,020

	SHARES
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%

PIMCO Short Asset Portfolio	8,837,600	86,520

PIMCO Short-Term Floating NAV Portfolio III	9,412	92

Total Short-Term Instruments (Cost $86,625)		86,612

Total Investments in Affiliates (Cost $86,625)		86,612

Total Investments 103.5% (Cost $2,117,970)		$2,106,632

Financial Derivative Instruments (c)(d) 0.1% (Cost or Premiums, net $1,522)		1,042

Other Assets and Liabilities, net (3.6)%		(71,709)

Net Assets 100.0%		$2,035,965

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$30,800	U.S. Treasury Notes 2.750% due 04/30/2027	$(31,398)	$30,800	$30,804

Total Repurchase Agreements						$(31,398)	$30,800	$30,804

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SBI	4.450%	03/13/2025	04/14/2025		$(17,850)	$(17,891)
	4.470	03/26/2025	04/02/2025		(4,082)	(4,085)
	4.490	03/19/2025	04/02/2025		(5,741)	(5,751)
	4.510	03/27/2025	04/03/2025		(54,279)	(54,313)
TDM	4.530	03/05/2025	TBD	(3)	(25,955)	(26,043)
	4.530	03/19/2025	TBD	(3)	(12,120)	(12,140)

Total Reverse Repurchase Agreements						$(120,223)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$30,804	$0	$0	$30,804	$(31,398)	$(594)
SBI	0	(82,040)	0	(82,040)	85,873	3,833
TDM	0	(38,183)	0	(38,183)	39,763	1,580

Total Borrowings and Other Financing Transactions	$30,804	$(120,223)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(38,183)	$(38,183)
U.S. Government Agencies	0	(82,040)	0	0	(82,040)

Total Borrowings	$0	$(82,040)	$0	$(38,183)	$(120,223)

Payable for reverse repurchase agreements					$(120,223)

(b)	Securities with an aggregate market value of $125,526 and cash of $110 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(27,603) at a weighted average interest rate of 4.730%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	695	$167,452	$109	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	1,980	214,149	1,049	0	(62)

				$1,158	$0	$(62)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	810	$(167,809)	$(18)	$6	$0
U.S. Treasury 10-Year Note June Futures	06/2025	86	(9,565)	(114)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	153	(17,461)	(189)	0	(14)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	27	(3,301)	(68)	0	(12)

				$(389)	$6	$(27)

Total Futures Contracts				$769	$6	$(89)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$	418,800	$519	$(567)	$(48)	$10	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.756	Annual	08/31/2029		240,800	0	(1,393)	(1,393)	0	(196)

Total Swap Agreements							$519	$(1,960)	$(1,441)	$10	$(196)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$17	$10	$27	$0	$(89)	$(196)	$(285)

Cash of $15,029 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $11 for closed futures is outstanding at period end.

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	82,600	$19	$3

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	610,800	492	1,206
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	610,800	492	91

Total Purchased Options							$1,003	$1,300

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BRC	$0	$3	$0	$3	$0	$0	$0	$0	$3	$0	$3
CBK	0	1,297	0	1,297	0	0	0	0	1,297	(1,080)	217

Total Over the Counter	$0	$1,300	$0	$1,300	$0	$0	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$27	$27

Over the counter
Purchased Options	$0	$0	$0	$0	$1,300	$1,300

	$0	$0	$0	$0	$1,327	$1,327

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89	$89
Swap Agreements	0	0	0	0	196	196

	$0	$0	$0	$0	$285	$285

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$829	$829
Swap Agreements	0	0	0	0	52	52

	$0	$0	$0	$0	$881	$881

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(369)	$(369)
Swap Agreements	0	0	0	0	(1,960)	(1,960)

	$0	$0	$0	$0	$(2,329)	$(2,329)

Over the counter
Purchased Options	$0	$0	$0	$0	$297	$297

	$0	$0	$0	$0	$(2,032)	$(2,032)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$731,612	$0	$731,612
Industrials	0	219,280	0	219,280
Utilities	0	189,083	0	189,083
Municipal Bonds & Notes
New Jersey	0	22,020	0	22,020
U.S. Government Agencies	0	184,730	0	184,730
Non-Agency Mortgage-Backed Securities	0	108,504	0	108,504
Asset-Backed Securities
Automobile ABS Other	0	120,983	0	120,983
Automobile Sequential	0	111,470	0	111,470
CMBS Other	0	2,867	0	2,867
Credit Card Bullet	0	42,581	0	42,581
Credit Card Other	0	11,484	0	11,484
Other ABS	0	128,256	0	128,256
Sovereign Issues	0	97,244	0	97,244
Short-Term Instruments
Certificates of Deposit	0	2,652	0	2,652
Commercial Paper	0	16,454	0	16,454
Repurchase Agreements	0	30,800	0	30,800

	$0	$2,020,020	$0	$2,020,020

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,612	$0	$0	$86,612

Total Investments	$86,612	$2,020,020	$0	$2,106,632

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	1,300	0	1,300

	$0	$1,316	$0	$1,316

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(285)	$0	$(285)

Total Financial Derivative Instruments	$0	$1,031	$0	$1,031

Totals	$86,612	$2,021,051	$0	$2,107,663

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.7%

CORPORATE BONDS & NOTES 52.8%

BANKING & FINANCE 35.7%

ABN AMRO Bank NV
5.360% due 12/03/2028 ~		$93,945	$94,112
5.360% due 12/03/2028 •		1,250	1,252
6.140% due 09/18/2027 •		5,500	5,592
6.575% due 10/13/2026 •		15,600	15,756

AerCap Ireland Capital DAC
1.750% due 01/30/2026		8,380	8,184
3.650% due 07/21/2027		4,550	4,445
6.500% due 07/15/2025		3,000	3,009

Air Lease Corp.
5.300% due 06/25/2026		10,400	10,481

Aircastle Ltd.
5.250% due 08/11/2025		15,285	15,296

American Express Co.
5.291% due 07/26/2028 ~(i)		46,525	46,838
5.645% due 04/23/2027 •		17,200	17,398

American Honda Finance Corp.
4.762% due 06/13/2025 ~		33,300	33,322
5.145% due 10/03/2025 ~		35,600	35,671

Athene Global Funding
4.950% due 01/07/2027		10,000	10,039
5.106% due 07/16/2026 •		24,400	24,414
5.388% due 08/27/2026 ~		9,755	9,794
5.573% due 03/25/2027 ~(i)		98,345	99,012

Aviation Capital Group LLC
1.950% due 01/30/2026		10,245	10,007
1.950% due 09/20/2026		18,562	17,833
4.125% due 08/01/2025		4,828	4,812
4.875% due 10/01/2025		7,954	7,953

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		17,378	16,970
4.250% due 04/15/2026		30,973	30,808
4.375% due 05/01/2026		13,790	13,714
5.500% due 01/15/2026		18,748	18,829

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •		10,455	10,504

Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	996
5.473% due 07/15/2028 •		$32,800	32,974

Bank of America Corp.
1.319% due 06/19/2026 •		1,500	1,489
3.384% due 04/02/2026 •		38,784	38,782
5.683% due 04/02/2026 •		39,471	39,477

Bank of Montreal
5.238% due 09/10/2027 •		20,716	20,791

Bank of Queensland Ltd.
4.760% due 12/09/2025 ~	AUD	41,300	25,812
5.394% due 10/29/2025 ~		18,000	11,282

Banque Federative du Credit Mutuel SA
5.199% due 05/24/2027 ~		1,750	1,096
5.429% due 02/16/2028 •		$27,935	28,132
5.429% due 02/16/2028 ~		7,700	7,754
5.490% due 01/23/2027 ~		20,700	20,879
5.754% due 07/13/2026 ~		13,160	13,305
5.790% due 07/13/2028		9,000	9,300

Barclays PLC
2.852% due 05/07/2026 •		37,410	37,332
4.375% due 01/12/2026		20,490	20,457
5.304% due 08/09/2026 •		10,900	10,921
5.848% due 03/12/2028 •		2,600	2,636
7.325% due 11/02/2026 •		10,893	11,051

BNP Paribas SA
1.323% due 01/13/2027 •		47,450	46,205
2.219% due 06/09/2026 •		2,000	1,990
2.219% due 06/09/2026 ~		500	498

BPCE SA
1.652% due 10/06/2026 •		18,237	17,940
5.475% due 09/29/2025 ~	AUD	3,300	2,069
5.717% due 06/05/2025 ~		31,400	19,655
5.975% due 01/18/2027 •		$10,637	10,734
5.975% due 01/18/2027 ~		5,135	5,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brighthouse Financial Global Funding
1.550% due 05/24/2026		$7,753	$7,479
5.550% due 04/09/2027		16,017	16,231

Canadian Imperial Bank of Commerce
5.074% due 01/13/2028 •		26,219	26,211
5.289% due 09/11/2027 ~		6,815	6,859
5.304% due 06/28/2027 ~		700	704
5.575% due 10/02/2026 ~		16,100	16,284

Caterpillar Financial Services Corp.
5.046% due 10/16/2026 ~		12,800	12,864

Citibank NA
5.066% due 08/06/2026 •		29,450	29,571
5.420% due 12/04/2026 •		12,500	12,610

Citigroup, Inc.
1.122% due 01/28/2027 ~		2,500	2,429
3.106% due 04/08/2026 •(i)		103,728	103,694

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		9,100	8,819
1.980% due 12/15/2027 •		14,600	13,967
4.957% due 01/21/2028 ~		2,000	2,006
4.978% due 08/28/2026 ~		19,330	19,404

Corebridge Financial, Inc.
3.500% due 04/04/2025		4,222	4,221

Corebridge Global Funding
5.101% due 01/07/2028 ~		35,300	35,259

Credit Agricole SA
1.247% due 01/26/2027 •		18,255	17,758
1.907% due 06/16/2026 •		3,535	3,514
4.400% due 07/06/2027	AUD	4,300	2,656
5.229% due 03/11/2027 ~		$5,563	5,588
5.569% due 09/11/2028 ~		3,090	3,116
5.569% due 09/11/2028 •		5,100	5,143
5.641% due 07/05/2026 ~		16,500	16,652

Crown Castle, Inc.
3.700% due 06/15/2026		1,987	1,964

Danske Bank AS
1.621% due 09/11/2026 •		17,408	17,175

DBS Group Holdings Ltd.
4.976% due 03/21/2028 ~		34,400	34,480

Deutsche Bank AG
2.129% due 11/24/2026 •		16,900	16,598
4.100% due 01/13/2026		19,791	19,710
5.578% due 11/16/2027 •		15,561	15,623
6.119% due 07/14/2026 •		59,772	59,970
7.146% due 07/13/2027 •		7,695	7,912

DNB Bank ASA
5.417% due 11/05/2030 ~		4,500	4,529
5.896% due 10/09/2026 •		15,234	15,323

F&G Global Funding
1.750% due 06/30/2026		1,281	1,235

Federation des Caisses Desjardins du Quebec
4.991% due 01/27/2027 ~		28,900	28,912

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		4,892	4,834
4.134% due 08/04/2025		15,205	15,119
4.389% due 01/08/2026		12,491	12,422
4.687% due 06/09/2025		17,794	17,770
5.125% due 06/16/2025		38,348	38,324
6.950% due 03/06/2026		1,542	1,559
6.950% due 06/10/2026		5,600	5,688
7.308% due 03/06/2026 ~		4,201	4,264

GA Global Funding Trust
3.850% due 04/11/2025		36,448	36,438
4.400% due 09/23/2027		4,666	4,640
5.714% due 04/11/2025 •		1,550	1,550
5.714% due 04/11/2025 ~		8,495	8,498

General Motors Financial Co., Inc.
3.800% due 04/07/2025		13,332	13,329
4.350% due 04/09/2025		37,793	37,785
5.650% due 04/07/2025 •		4,463	4,464
5.709% due 05/08/2027 ~		16,600	16,671

Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		30,463	30,562
5.130% due 03/18/2027 •		25,803	25,858

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		$15,501	$15,036
1.948% due 10/21/2027 •		2,000	1,919
5.067% due 06/22/2027 ~	AUD	3,200	2,002
5.148% due 12/09/2026 •		$15,800	15,834
5.168% due 03/09/2027 ~		2,923	2,932
5.178% due 09/10/2027 •		7,149	7,165
5.425% due 08/10/2026 •		1,135	1,139
5.479% due 02/24/2028 •		7,565	7,630
5.755% (US0003M + 1.170%) due 05/15/2026 ~		14,700	14,720

HSBC Holdings PLC
2.099% due 06/04/2026 •		4,398	4,377
4.292% due 09/12/2026 •		11,701	11,676
5.887% due 08/14/2027 •		7,300	7,417
5.929% due 08/14/2027 •		13,753	13,934
5.940% (US0003M + 1.380%) due 09/12/2026 ~		33,855	34,062
7.336% due 11/03/2026 ~		4,525	4,594

ING Groep NV
5.373% due 03/25/2029 ~		21,300	21,304
5.374% due 04/01/2027 •		33,655	33,808

Jackson National Life Global Funding
5.324% due 01/14/2028 •		13,500	13,613

John Deere Capital Corp.
5.033% due 07/15/2027 ~		19,405	19,508

JPMorgan Chase & Co.
1.045% due 11/19/2026 •		2,000	1,957
1.578% due 04/22/2027 •		8,700	8,438
5.126% due 09/22/2027 ~		24,500	24,596
5.278% due 04/22/2028 •		29,196	29,405
5.288% due 07/22/2028 •		2,400	2,411
5.539% due 02/24/2028 ~		11,085	11,202
5.560% due 01/23/2028 •		18,000	18,205
5.681% due 04/26/2026 •		1,401	1,403

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	1,800	1,078

Lloyds Banking Group PLC
4.450% due 05/08/2025		$5,700	5,698
5.419% due 11/26/2028 ~		66,856	67,020
5.920% due 08/07/2027 •		4,277	4,327
5.940% due 01/05/2028 •		14,900	15,089

Metropolitan Life Global Funding
4.615% due 12/01/2025 •	AUD	3,000	1,873

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		$12,171	12,175
5.797% due 04/17/2026 •		5,000	5,002

Mizuho Bank Ltd.
4.965% due 09/14/2026 ~	AUD	19,700	12,365
4.989% due 02/23/2026 ~		29,900	18,750

Mizuho Financial Group, Inc.
5.329% due 05/22/2026 •		$700	701
5.448% due 05/13/2031 ~		17,216	17,297

Morgan Stanley
2.188% due 04/28/2026 •		5,800	5,789

Morgan Stanley Bank NA
5.040% due 10/15/2027 ~(i)		84,868	85,038
5.224% due 05/26/2028 •		19,200	19,274
5.436% due 01/14/2028 •		21,100	21,268

MUFG Bank Ltd.
5.044% due 02/17/2026 ~	AUD	41,060	25,750

National Bank of Canada
5.263% due 03/25/2027 ~		$35,950	36,051
5.385% due 07/02/2027 ~		75,590	75,992

NatWest Group PLC
7.472% due 11/10/2026 •		1,000	1,017

NatWest Markets PLC
5.055% due 08/12/2025	AUD	9,800	6,134
5.124% due 09/29/2026 ~		$3,410	3,422
5.124% (SOFRRATE + 0.760%) due 09/29/2026 ~		4,200	4,215
5.259% (SOFRRATE + 0.900%) due 05/17/2027 ~		13,913	13,966
5.259% due 05/17/2027 •		1,500	1,506
5.311% due 03/21/2028 ~		14,300	14,320
5.551% due 03/21/2030 ~		10,900	10,928

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$43,594	$41,411
2.000% due 03/09/2026		23,951	23,080
6.950% due 09/15/2026		1,540	1,566

Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,477
1.851% due 07/16/2025		25,573	25,372
5.099% due 07/03/2025		2,200	2,201
5.613% due 07/02/2027 ~		15,542	15,680
5.709% due 01/09/2026		13,886	13,987

Nordea Bank Abp
5.318% due 06/06/2025 •		19,200	19,227

Oversea-Chinese Banking Corp. Ltd.
4.949% due 05/18/2026 ~	AUD	5,500	3,449

Pacific Life Global Funding
4.980% due 06/04/2026 •		$2,322	2,329

PNC Bank NA
4.855% due 01/15/2027 •		34,755	34,807

Reliance Standard Life Global Funding
5.243% due 02/02/2026		5,494	5,510

Royal Bank of Canada
5.150% due 07/23/2027 ~		31,900	31,989
5.184% due 03/27/2028 ~		36,767	36,784
5.191% due 01/24/2029 ~		30,500	30,484
5.217% due 10/18/2028 ~		6,611	6,635

Santander Holdings USA, Inc.
3.450% due 06/02/2025		1,500	1,496
4.500% due 07/17/2025		1,500	1,499
5.353% due 09/06/2030 •		1,700	1,694

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,100	1,085
6.833% due 11/21/2026 •		15,960	16,162

SBA Tower Trust
4.831% due 10/15/2029		18,400	18,264

Shinhan Bank Co. Ltd.
5.005% due 09/29/2025 ~	AUD	970	607
6.119% due 11/16/2025 ~		6,430	4,054

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	5,100	5,386

Skandinaviska Enskilda Banken AB
5.248% due 03/05/2027 ~		$1,432	1,445

Standard Chartered PLC
1.456% due 01/14/2027 •		1,428	1,392
1.456% due 01/14/2027 ~		4,072	3,970
5.528% due 05/14/2028 •		7,100	7,155

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		8,900	8,913

Sumitomo Mitsui Banking Corp.
4.997% due 02/20/2026 ~	AUD	25,400	15,928
5.340% due 07/28/2026 ~		28,310	17,816

Sumitomo Mitsui Financial Group, Inc.
5.405% due 04/15/2030 ~		$42,181	42,397
5.654% due 07/13/2026 •		2,495	2,522
5.784% due 01/13/2026 ~		1,380	1,392

Sumitomo Mitsui Trust Bank Ltd.
5.364% due 03/13/2030 ~		19,700	19,852
5.492% due 03/09/2026 •		8,025	8,079
5.524% due 09/14/2026 •		7,255	7,324

Svenska Handelsbanken AB
5.018% due 05/28/2027 •		12,235	12,264

Swedbank AB
5.337% due 09/20/2027		47,598	48,373

Synchrony Bank
5.400% due 08/22/2025		10,861	10,876

Toronto-Dominion Bank
4.764% due 03/17/2026 ~	AUD	8,400	5,245
4.814% due 03/16/2026 ~		2,500	1,566

UBS AG
5.125% due 07/30/2025 ~		99,040	61,971

UBS Group AG
5.938% due 05/12/2026 ~(i)		$65,900	65,983

VICI Properties LP
4.375% due 05/15/2025		9,555	9,561
4.625% due 06/15/2025		10,566	10,572

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vicinity Centres Trust
2.600% due 06/27/2025	AUD	5,300	$3,297

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	7,933
2.188% due 04/30/2026 •		$29,670	29,608
3.908% due 04/25/2026 •		2,200	2,199
5.141% due 01/24/2028 ~		22,431	22,503
5.681% due 04/25/2026 ~		13,332	13,345

			3,499,077

INDUSTRIALS 12.1%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		30,477	30,662

Ampol Ltd.
4.000% due 04/17/2025	AUD	10,300	6,434

Arrow Electronics, Inc.
4.000% due 04/01/2025		$12,809	12,809

Bayer U.S. Finance LLC
4.250% due 12/15/2025		103,581	103,131
4.375% due 12/15/2028		3,323	3,238

Berry Global, Inc.
1.570% due 01/15/2026		34,026	33,171
4.875% due 07/15/2026		39,536	39,535

BMW U.S. Capital LLC
5.141% due 03/19/2027 ~		30,100	30,059
5.158% due 08/13/2026 ~		30,342	30,368
5.281% due 03/21/2028 ~		19,830	19,814

Boeing Co.
2.250% due 06/15/2026		600	582
2.600% due 10/30/2025		4,481	4,426
7.250% due 06/15/2025		2,628	2,640

Broadcom, Inc.
3.150% due 11/15/2025		1,594	1,581

Burberry Group PLC
1.125% due 09/21/2025	GBP	7,765	9,843

Charter Communications Operating LLC
4.908% due 07/23/2025		$341	341

Chevron USA, Inc.
4.828% due 02/26/2028 ~		27,302	27,367

Cigna Group
4.500% due 02/25/2026		3,199	3,198

Dyno Nobel Finance LLC
3.950% due 08/03/2027		1,786	1,747

Energy Transfer LP
2.900% due 05/15/2025		6,500	6,485

Flex Ltd.
3.750% due 02/01/2026		2,000	1,983
4.750% due 06/15/2025		9,800	9,793

General Motors Co.
4.000% due 04/01/2025		15,327	15,327

Glencore Funding LLC
5.113% due 10/01/2026 ~(b)		31,000	31,026

Global Payments, Inc.
1.200% due 03/01/2026		700	678

Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		7,802	7,770
3.500% due 07/28/2025		31,814	31,628

HCA, Inc.
5.232% due 03/01/2028 ~		31,101	31,295
5.250% due 04/15/2025		89,064	89,070
5.875% due 02/15/2026		1,000	1,004
7.690% due 06/15/2025		5,653	5,682

Hyundai Capital America
5.353% due 03/25/2027 ~		14,800	14,792
5.511% due 08/04/2025 ~(i)		83,000	83,175
5.848% due 01/08/2027 •		22,400	22,645

Illumina, Inc.
4.650% due 09/09/2026		15,000	14,991
5.800% due 12/12/2025		2,252	2,268

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,800	2,760
4.250% due 07/21/2025		1,240	1,237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	17,200	$10,693

Las Vegas Sands Corp.
5.900% due 06/01/2027		$7,600	7,725

Mercedes-Benz Finance North America LLC
4.991% due 07/31/2026 •		31,400	31,418

MPLX LP
1.750% due 03/01/2026		7,421	7,229

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		21,175	20,955

NXP BV
2.700% due 05/01/2025		4,523	4,515

Oracle Corp.
5.121% due 08/03/2028 ~		28,400	28,496

Penske Truck Leasing Co. LP
4.000% due 07/15/2025		5,000	4,989

Rio Tinto Finance USA PLC
5.198% due 03/14/2028 ~		22,600	22,704

Rogers Communications, Inc.
3.625% due 12/15/2025		10,437	10,346

Rolls-Royce PLC
3.625% due 10/14/2025		14,040	13,990

SK Hynix, Inc.
1.500% due 01/19/2026		1,263	1,231
5.500% due 01/16/2027		7,400	7,505
6.250% due 01/17/2026		10,700	10,816

Synopsys, Inc.
4.650% due 04/01/2028		22,200	22,333

T-Mobile USA, Inc.
3.500% due 04/15/2025		32,963	32,946

Toyota Finance Australia Ltd.
5.114% due 09/15/2026 ~	AUD	3,050	1,913

Uber Technologies, Inc.
4.500% due 08/15/2029		$6,689	6,583
6.250% due 01/15/2028		22,745	22,921
7.500% due 09/15/2027		7,453	7,549

United Airlines, Inc.
4.375% due 04/15/2026		23,125	22,775

Volkswagen Group of America Finance LLC
5.190% due 03/20/2026 ~		900	901
5.190% due 03/20/2026 •		60,896	60,959
5.288% due 09/12/2025 •		1,000	1,002
5.418% due 08/14/2026 •		39,475	39,581
5.418% due 08/14/2026 ~		3,400	3,409

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		7,114	7,086

Whitbread Group PLC
3.375% due 10/16/2025	GBP	24,383	31,177

Williams Cos., Inc.
5.400% due 03/02/2026		$4,700	4,734

			1,183,036

UTILITIES 5.0%

AES Corp.
1.375% due 01/15/2026		28,821	28,034

American Electric Power Co., Inc.
5.699% due 08/15/2025		2,509	2,518

Avangrid, Inc.
3.200% due 04/15/2025		10,740	10,731

Electricite de France SA
3.625% due 10/13/2025		799	794

Enel Finance International NV
4.500% due 06/15/2025		12,292	12,275
4.625% due 06/15/2027		11,858	11,851
7.050% due 10/14/2025		12,298	12,414

FirstEnergy Corp.
1.600% due 01/15/2026		8,799	8,580

Georgia Power Co.
5.109% due 05/08/2025 ~		33,700	33,718

Jersey Central Power & Light Co.
4.300% due 01/15/2026		800	797

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~		$32,786	$32,901
5.161% due 02/04/2028 •		28,800	28,942

ONEOK, Inc.
2.200% due 09/15/2025		2,600	2,570
4.250% due 09/24/2027		15,400	15,267
5.850% due 01/15/2026		14,600	14,713

Optus Finance Pty. Ltd.
1.600% due 07/01/2025	AUD	3,780	2,344

Pacific Gas & Electric Co.
2.950% due 03/01/2026		$600	589
3.150% due 01/01/2026		62,006	61,215
3.450% due 07/01/2025		8,000	7,969
3.500% due 06/15/2025		493	492
4.950% due 06/08/2025		640	640
5.282% due 09/04/2025 •		71,173	71,184

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~		16,600	16,685

Sempra
3.300% due 04/01/2025		1,269	1,269

Southern California Edison Co.
1.200% due 02/01/2026		55,532	53,885
4.400% due 09/06/2026		15,589	15,516
4.700% due 06/01/2027		3,130	3,128
4.875% due 02/01/2027		1,600	1,606
4.900% due 06/01/2026		4,000	4,004
5.250% due 03/15/2030		10,000	10,062
5.350% due 03/01/2026		12,812	12,868
5.850% due 11/01/2027		1,100	1,127

Victoria Power Networks Finance Pty. Ltd.
5.132% due 04/21/2026 ~	AUD	9,800	6,120

Vistra Operations Co. LLC
5.050% due 12/30/2026		$1,600	1,606

			488,414

Total Corporate Bonds & Notes (Cost $5,177,614)			5,170,527

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.885% (US0003M + 0.300%) due 02/15/2036 ~		32,155	29,764

Total Municipal Bonds & Notes (Cost $30,284)			29,764

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)		3,288	65
4.477% due 07/01/2028 •		1	1
4.485% due 05/01/2036 •		116	114
4.526% due 12/25/2036 - 07/25/2037 •		93	91
4.586% due 03/25/2034 •		2	2
4.596% due 03/25/2036 •		10	10
4.615% due 05/01/2036 •		3	3
4.616% due 08/25/2034 •		10	10
4.654% due 02/25/2037 •		203	200
4.774% due 06/25/2036 •		32	32
4.794% due 11/25/2036 •		32	32
4.804% due 04/25/2036 - 03/25/2044 •		187	188
4.824% due 03/25/2036 •		15	15
4.843% due 03/25/2049 ~		375	371
4.854% due 06/25/2032 - 09/25/2032 •		10	10
4.862% due 05/18/2032 •		9	9
4.863% due 03/17/2032 •		22	22
4.884% due 07/25/2036 •		11	11
4.904% due 10/25/2030 - 09/25/2037 •		44	45
4.954% due 04/25/2042 •		73	73
4.962% due 07/18/2027 - 05/18/2032 •		11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.994% due 07/25/2037 •	$62	$62
5.084% due 04/25/2031 •	21	21
5.109% due 12/25/2047 •	6,303	6,312
5.176% due 10/25/2042 •	86	87
5.224% due 06/25/2037 •	45	46
5.229% due 12/25/2050 •	5,052	5,039
5.240% due 09/25/2054 •(i)	146,971	147,058
5.244% due 03/25/2055 •	67,200	67,206
5.290% due 11/25/2053 - 03/25/2055 •	22,805	22,879
5.304% due 07/25/2038 •	1	1
5.354% due 04/25/2032 - 11/25/2049 •	6	6
5.382% due 07/01/2029 •	7	7
5.390% due 01/25/2055 •	13,162	13,189
5.440% due 06/25/2054 - 01/25/2055 •	65,646	65,862
5.454% due 11/25/2049 •	4	4
5.490% due 01/25/2055 - 03/25/2055 •	72,985	73,282
5.500% due 03/25/2055 •	32,022	32,198
5.540% due 12/25/2053 •	14,155	14,252
5.590% due 11/25/2053 - 02/25/2055 •	50,364	50,793
5.674% due 10/25/2038 •	11	12
5.885% due 06/01/2043 •	93	94
5.886% due 03/01/2044 - 10/01/2044 •	552	559
6.163% due 01/01/2036 •	2	2
6.288% due 08/01/2035 •	3	3
6.309% due 01/01/2036 •	4	4
6.405% due 11/01/2035 •	6	5
6.425% due 01/01/2036 •	12	12
6.465% due 02/01/2033 •	1	1
6.583% due 11/01/2035 - 12/01/2036 •	25	26
6.701% due 12/01/2036 •	2	2
6.748% due 03/01/2036 •	13	13
6.897% due 06/01/2035 •	12	12
6.919% due 08/01/2029 •	32	32
6.925% due 09/01/2034 •	29	29
6.935% due 05/01/2035 •	35	36
6.965% due 06/01/2033 •	7	7
7.010% due 12/01/2040 •	4	4
7.038% due 10/01/2035 •	4	4
7.041% due 11/01/2034 •	18	18
7.165% due 06/01/2035 •	7	7
7.166% due 05/01/2038 •	418	435
7.199% due 02/01/2034 •	6	6
7.217% due 09/01/2034 •	3	3
7.255% due 09/01/2034 •	7	7
7.264% due 05/01/2034 •	1	1
7.350% due 07/01/2034 •	1	1
7.460% due 05/01/2035 •	6	6
7.485% due 09/01/2034 •	3	3
7.487% due 09/01/2035 •	4	4
7.529% due 07/01/2035 •	4	4

Freddie Mac
2.150% due 01/15/2038 •(a)	4,086	208
2.500% due 10/25/2048	4,351	3,949
3.000% due 12/25/2046	2,250	1,955
3.500% due 12/25/2046	4,871	4,317
4.713% due 07/15/2034 •	3	3
4.813% due 07/15/2036 •	96	95
4.863% due 06/15/2031 •	12	12
4.913% due 12/15/2031 - 09/15/2041 •	230	228
4.943% due 11/15/2036 •	9	9
4.963% due 07/15/2039 - 02/15/2041 •	559	556
5.000% due 08/15/2035	398	404
5.013% due 06/15/2031 •	31	31
5.063% due 06/15/2031 - 12/15/2037 •	50	50
5.163% due 03/15/2032 •	39	39
5.252% due 09/25/2054 «•	59,450	59,506
5.280% due 11/25/2054 •(i)	142,842	143,029
5.290% due 10/25/2054 - 03/25/2055 •	84,732	84,677
5.301% due 04/25/2055 •	44,800	44,854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.340% due 02/25/2055 •	$30,843	$30,996
5.440% due 11/25/2054 •(i)	75,356	75,135
5.440% due 01/25/2055 •	36,845	36,973
5.463% due 11/15/2033 - 10/15/2049 •	59	60
5.490% due 05/25/2054 •(i)	59,086	59,397
5.490% due 12/25/2054 - 03/25/2055 •	106,527	107,089
5.540% due 12/25/2054 •	26,176	26,353
5.835% due 10/25/2044 - 02/25/2045 •	1,079	1,001
6.500% due 07/25/2043	88	91
6.955% due 05/01/2034 •	5	5
6.982% due 08/01/2035 •	1	1
7.245% due 07/01/2033 •	4	4
7.477% due 09/01/2035 •	13	13
7.481% due 08/01/2035 •	5	5
7.637% due 08/01/2034 •	7	7

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	3,077	2,728
4.625% due 07/20/2025 - 03/20/2032 •	204	204
4.750% due 11/20/2026 - 12/20/2033 •	51	51
4.875% due 04/20/2025 - 05/20/2032 •	134	131
4.923% due 11/20/2069 •	529	529
5.000% due 04/20/2025 - 09/20/2027 •	6	5
5.044% due 02/20/2074 •	2,306	2,306
5.073% due 02/20/2070 •	351	351
5.134% due 04/20/2074 •	6,277	6,298
5.193% due 10/20/2066 •	938	943
5.194% due 05/20/2074 •	3,945	3,972
5.199% due 12/20/2068 •	9,995	10,004
5.223% due 01/20/2066 •	1,695	1,695
5.244% due 11/20/2073 - 07/20/2074 ~	6,710	6,778
5.244% due 01/20/2074 •	26,909	27,175
5.273% due 04/20/2066 - 11/20/2066 •	3,792	3,809
5.294% due 10/20/2073 •	14,026	14,198
5.324% due 09/20/2073 •	9,121	9,224
5.344% due 05/20/2073 ~	22,863	23,171
5.373% due 12/20/2066 •	973	974
5.423% due 03/20/2066 •	4,097	4,126
5.434% due 08/16/2039 •	90	91
5.444% due 05/20/2073 •	5,225	5,326
5.444% due 11/20/2073 ~	4,315	4,405
5.656% due 11/20/2067 •	925	933
6.522% due 04/20/2067 •	1,690	1,711
6.639% due 05/20/2071 •(i)	7,857	8,034
6.717% due 07/20/2067 •	1,887	1,909

U.S. Small Business Administration
5.370% due 04/01/2028	13	13
5.490% due 03/01/2028	6	6

Uniform Mortgage-Backed Security
4.000% due 04/01/2048 - 08/01/2049 (i)	29,241	27,558
4.000% due 05/01/2048 - 09/01/2049	2,011	1,896

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	55,200	51,359
5.500% due 04/01/2055 - 05/01/2055	228,300	227,844

Total U.S. Government Agencies (Cost $1,633,453)		1,631,780

U.S. TREASURY OBLIGATIONS 0.7%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (k)(m)	36,354	36,386
2.125% due 04/15/2029	30,219	31,122

Total U.S. Treasury Obligations (Cost $66,114)		67,508

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
6.000% due 02/25/2035 •		$47	$47

AG Trust
6.335% due 07/15/2041 •		3,041	3,047

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~		593	511
4.815% due 09/25/2046 ~		253	237

Ashford Hospitality Trust
5.392% due 04/15/2035 ~		3,046	3,035

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	40,200	52,043

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~		$4,200	4,007

Banc of America Funding Trust
6.425% due 02/20/2036 •		156	148

Banc of America Mortgage Trust
5.068% due 02/25/2036 •		17	15
5.750% due 07/20/2032 ~		1	1

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		19,679	19,773

BDS Ltd.
5.582% due 10/21/2042 •		6,800	6,790

Bear Stearns Adjustable Rate Mortgage Trust
4.284% due 11/25/2034 •		2,765	2,456
4.321% due 05/25/2047 ~		259	234
4.913% due 11/25/2030 •		11	11
5.008% due 07/25/2033 •		318	293
5.172% due 01/25/2035 •		15	15
5.260% due 08/25/2033 •		297	275
5.954% due 01/25/2034 •		13	13
6.948% due 01/25/2034 •		49	49
7.195% due 11/25/2034 •		100	95

Bear Stearns ALT-A Trust
4.639% due 11/25/2036 •		930	540
4.755% due 02/25/2034 ~		147	139
5.043% due 09/25/2035 •		890	516
5.449% due 01/25/2036 ~		306	290
5.564% due 05/25/2035 •		36	34

Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ		3,660	3,329

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •		1,057	823
5.116% due 01/26/2036 ~		1,414	1,011

Beast Mortgage Trust
5.484% due 03/15/2036 •		5,200	4,718

BIG Commercial Mortgage Trust
5.661% due 02/15/2039 ~		12,504	12,439

BWAY Mortgage Trust
5.684% due 09/15/2036 •		9,200	8,801

BX Trust
5.133% due 01/15/2034 •		29,299	29,196

Chase Home Lending Mortgage Trust
5.590% due 09/25/2055 •		10,234	10,235

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.685% due 08/25/2035 •		32	31

Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 •		869	846
4.505% due 01/25/2037 •		87	77
4.821% due 09/25/2037 •		506	467
5.000% due 05/25/2051 •		11,069	10,285
5.607% due 07/25/2046 •		77	73
6.210% due 08/25/2035 •		92	87
6.560% due 10/25/2035 ~		16	16
6.760% due 03/25/2034 •		13	12
6.830% due 09/25/2035 •		1	1
7.410% due 05/25/2035 •		21	21

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~		12,924	12,777

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		21,890	21,958

Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~		1,442	1,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.629% due 12/20/2046 ~		$950	$831
4.755% due 02/25/2047 •		50	49
4.795% due 05/25/2047 ~		912	837
4.815% due 09/25/2046 •		254	246
4.825% due 02/25/2037 •		239	211
4.854% due 07/20/2046 ~		448	377
4.855% due 07/25/2046 ~		94	85
5.635% due 12/25/2035 ~		151	129
5.635% due 02/25/2036 ~		112	102
6.000% due 04/25/2037		102	46
6.250% due 12/25/2033		42	46

Countrywide Home Loan Mortgage Pass-Through Trust
4.895% due 05/25/2035 ~		72	63
4.933% due 09/25/2047 •		47	43
5.015% due 04/25/2035 ~		3	3
6.250% due 07/19/2031 •		1	1

Countrywide Home Loan Reperforming REMIC Trust
4.749% due 01/25/2034 •		5	4
4.775% due 06/25/2035 ~		576	553

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		13	12
5.516% due 11/25/2034 ~		93	90
7.370% due 11/25/2033 •		29	28

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.475% due 03/25/2059 ~		6,496	6,498
3.904% due 04/25/2062 ~		2,651	2,525
4.102% due 12/27/2060 ~		9,187	9,162
5.000% due 07/25/2056 ~		10,293	9,578
5.194% due 07/15/2032 ~		3,714	3,677

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		134	132
5.655% due 02/25/2060 «þ		2,887	2,894
5.726% due 01/25/2060 þ		3,576	3,606

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	160	206

Extended Stay America Trust
5.513% due 07/15/2038 ~		$86,875	86,851

First Horizon Mortgage Pass-Through Trust
6.739% due 08/25/2035 •		92	67

FirstKey Master Funding
3.000% due 05/27/2036 ~		1,591	1,474

GCAT Trust
1.091% due 05/25/2066 •		11,070	9,507
1.348% due 05/25/2066 ~		1,112	956
2.650% due 10/25/2068 ~		724	699
2.885% due 12/27/2066 •		21,897	20,261

Gemgarto PLC
5.344% due 12/16/2067 •	GBP	1,202	1,554

GMAC Mortgage Corp. Loan Trust
4.497% due 08/19/2034 •		$177	162

GreenPoint Mortgage Funding Trust
4.875% due 06/25/2045 ~		50	46
4.895% due 06/25/2045 ~		38	30
4.975% due 11/25/2045 ~		102	95

GS Mortgage Securities Corp. Trust
5.690% due 12/15/2036 ~		7,158	7,132

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		8,880	8,251
5.000% due 02/25/2052 ~		23,465	21,761
5.686% due 11/25/2054 •		21,924	22,004

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		61	59

GSR Mortgage Loan Trust
4.697% due 04/25/2036 •		106	69
4.739% due 01/25/2036 ~		78	72
5.328% due 09/25/2035 ~		259	249

HarborView Mortgage Loan Trust
4.691% due 03/19/2037 •		297	273
4.871% due 05/19/2035 •		335	322
4.911% due 03/19/2036 •		982	899
6.023% due 08/19/2036 ~		4	4
6.032% due 04/19/2034 •		6	5

Impac CMB Trust
5.075% due 03/25/2035 ~		777	748

IndyMac IMSC Mortgage Loan Trust
4.795% due 07/25/2047 •		254	167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
4.720% due 12/25/2034 ~		$7	$6
4.815% due 09/25/2046 •		467	417
4.835% due 06/25/2046 ~		197	171
4.855% due 05/25/2046 •		69	62
4.915% due 07/25/2035 ~		48	44

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		842	822
4.128% due 07/05/2031		5,000	4,646
5.576% due 06/15/2035 •		4,555	3,997
5.817% due 12/15/2031 ~		4,345	4,250

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,358	1,227
3.500% due 08/25/2050 ~		252	228
3.959% due 04/25/2035 ~		527	435
5.000% due 02/25/2052 ~		9,451	8,780

Kinbane DAC
3.224% due 09/25/2062 •	EUR	13,696	14,805

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ		$2,736	2,730
5.250% due 07/25/2067 þ		5,598	5,588

Luminent Mortgage Trust
4.775% due 12/25/2036 •		283	257
4.795% due 12/25/2036 ~		32	31
4.835% due 10/25/2046 •		76	69

MA Money Pinnacle Residential Securitisation Trust
4.900% due 04/15/2066 •	AUD	14,200	8,876

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •		$151	136
6.370% due 11/21/2034 •		142	135

MASTR Alternative Loan Trust
6.000% due 08/25/2033		154	157

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •		100	96

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~		101	98
5.009% due 10/20/2029 ~		99	96
5.294% due 08/15/2032 •		7	7

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •		779	762
4.935% due 11/25/2035 •		72	68
6.190% due 12/25/2032 •		1	1

Merrill Lynch Mortgage-Backed Securities Trust
4.369% due 04/25/2037 •		138	121

MFA Trust
1.131% due 07/25/2060 ~		1,213	1,099
2.479% due 03/25/2065 •		842	811

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 •		7,087	6,750
2.750% due 08/25/2059 ~		7,611	7,332

Morgan Stanley Capital Trust
5.434% due 05/15/2036 •		11,400	7,852

Morgan Stanley Mortgage Loan Trust
4.875% due 02/25/2047 •		637	164
6.283% due 06/25/2036 •		20	20

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		10,690	9,932

MortgageIT Mortgage Loan Trust
5.175% due 12/25/2034 •		108	108

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,326	1,262
2.464% due 01/26/2060 ~		799	752
3.500% due 12/25/2057 •		1,378	1,331
3.500% due 10/25/2059 ~		1,229	1,155
4.500% due 05/25/2058 •		5,531	5,409

New York Mortgage Trust
4.670% due 08/25/2061 þ		14,255	14,177

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •		55,900	55,523

OBX Trust
5.000% due 10/25/2051 •		5,411	5,039
5.085% due 06/25/2057 •		502	492

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.988% due 01/25/2064 þ		$10,282	$10,380
6.067% due 01/25/2064 þ		12,437	12,520
6.129% due 12/25/2063 þ		20,549	20,701
6.447% due 02/25/2064 þ		13,841	14,002

One New York Plaza Trust
5.384% due 01/15/2036 •		27,900	26,761

PRKCM Trust
6.333% due 03/25/2059 þ		3,895	3,925

Progress Trust
5.093% due 01/21/2051 •	AUD	17,089	10,690

PRPM Trust
6.265% due 12/25/2068 þ		$3,403	3,435
6.327% due 06/25/2069 þ		4,272	4,353

RCKT Mortgage Trust
5.553% due 03/25/2055 «þ		7,500	7,504
5.653% due 01/25/2045 þ		7,730	7,765

Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~		262	189
4.855% due 04/25/2046 •		136	35
4.935% due 08/25/2037 ~		96	93
5.995% due 09/25/2045 •		138	118

Residential Asset Securitization Trust
5.750% due 02/25/2036		80	29
5.875% due 12/25/2034 ~		597	557

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		5	5

Sage AR Funding PLC
5.716% due 11/17/2030 •	GBP	4,800	6,196

Sequoia Mortgage Trust
4.554% due 11/25/2063 ~		$13,540	13,397
4.801% due 01/20/2047 ~		54	39
4.834% due 05/20/2035 ~		621	568
5.194% due 10/20/2027 •		21	21
7.415% due 04/20/2035 ~		18	18

Structured Adjustable Rate Mortgage Loan Trust
4.811% due 08/25/2035 ~		139	121
6.035% due 01/25/2035 ~		19	17
6.527% due 02/25/2034 •		10	10

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~		229	92
4.815% due 07/25/2046 •		799	572
4.875% due 05/25/2036 •		1,836	1,500
4.875% due 05/25/2046 •		598	212
4.895% due 05/25/2045 ~		101	96
4.931% due 07/19/2035 ~		15	15
4.931% due 07/19/2035 •		10	10
4.995% due 02/25/2036 ~		6	5
5.011% due 07/19/2034 •		2	2
5.091% due 09/19/2032 ~		2	2
5.131% due 03/19/2034 •		49	46
5.131% due 04/19/2035 •		257	250

Thornburg Mortgage Securities Trust
5.679% due 04/25/2045 ~		21	21

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	7,919	10,256

Towd Point Mortgage Trust
2.250% due 12/25/2061 •		$10,065	9,720
2.710% due 01/25/2060 ~		9,327	8,913
2.750% due 07/25/2057 ~		52	52
3.750% due 05/25/2058 ~		10,474	10,241
5.435% due 05/25/2058 ~		4,662	4,781
5.435% due 10/25/2059 ~		3,235	3,276

Triton Trust
4.788% due 02/09/2053 •	AUD	10,760	6,716

TTAN
5.284% due 03/15/2038 •		$2,076	2,071

Verus Securitization Trust
5.712% due 01/25/2069 þ		16,273	16,303
5.811% due 05/25/2068 þ		4,717	4,725
5.850% due 12/25/2067 þ		4,343	4,344
5.999% due 02/25/2068 þ		1,371	1,375
6.218% due 06/25/2069 þ		7,053	7,144
6.338% due 04/25/2069 þ		3,029	3,070
6.443% due 08/25/2068 þ		3,044	3,072
6.476% due 06/25/2068 þ		9,188	9,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~		$177	$142
3.727% due 04/25/2037 •		102	93
3.846% due 01/25/2037 •		140	122
4.092% due 12/25/2046 •		325	291
4.174% due 12/25/2046 •		664	574
4.194% due 02/27/2034 ~		9	8
4.274% due 02/25/2037 ~		504	450
4.356% due 12/25/2036 •		96	88
4.362% due 02/25/2037 ~		203	187
4.541% due 02/25/2037 •		179	160
4.834% due 09/25/2036 •		124	106
4.834% due 09/25/2036 ~		2	2
4.955% due 11/25/2045 •		33	32
4.975% due 12/25/2045 •		35	35
5.015% due 10/25/2045 •		213	212
5.055% due 01/25/2045 ~		22	22
5.155% due 10/25/2045 •		355	350
5.215% due 01/25/2045 ~		664	639
5.335% due 02/25/2047 ~		175	156
5.365% due 01/25/2047 •		104	99
5.375% due 01/25/2047 ~		214	195
5.395% due 04/25/2047 •		334	302
5.635% due 02/25/2046 ~		603	548
5.635% due 08/25/2046 •		2,232	2,048
5.664% due 06/25/2034 ~		235	218
5.683% due 07/25/2046 •		84	75
5.683% due 08/25/2046 •		1,055	903
5.760% due 03/25/2033 ~		11	11
5.835% due 11/25/2042 •		56	53
5.885% due 01/25/2047 •		73	67
6.035% due 06/25/2042 •		48	44
6.035% due 08/25/2042 •		82	79
6.135% due 09/25/2046 •		148	143
6.135% due 11/25/2046 ~		62	55
6.555% due 09/25/2033 •		282	281
6.790% due 09/25/2033 •		42	41

Warwick Finance Residential Mortgages PLC
5.927% due 03/21/2042 •	GBP	1,752	2,286

Washington Mutual Mortgage Pass-Through Certificates Trust
5.605% due 05/25/2046 •		$161	140

Wells Fargo Commercial Mortgage Trust
5.984% due 01/15/2059 •		3,500	3,487

Total Non-Agency Mortgage-Backed Securities (Cost $900,623)			883,390

ASSET-BACKED SECURITIES 21.5%

AUTOMOBILE ABS OTHER 1.3%

CarMax Auto Owner Trust
4.969% due 03/15/2027 •		10,350	10,355
5.149% due 12/15/2026 ~		7,467	7,473

Chesapeake Funding LLC
5.119% due 05/15/2036 •		5,977	5,987
5.599% due 05/15/2035 •		6,494	6,527

Citizens Auto Receivables Trust
4.949% due 10/15/2026 ~		8,649	8,653

Ford Credit Auto Lease Trust
4.849% due 07/15/2026 ~		8,904	8,906

Ford Credit Floorplan Master Owner Trust
5.119% due 09/15/2029 ~		29,000	29,080

GM Financial Automobile Leasing Trust
4.754% due 05/20/2027 •		20,200	20,201

GM Financial Consumer Automobile Receivables Trust
4.879% due 11/16/2026 •		4,661	4,663

Hyundai Auto Lease Securitization Trust
4.949% due 03/16/2026 •		6,511	6,512

SFS Auto Receivables Securitization Trust
5.144% due 03/22/2027 •		362	362

Toyota Lease Owner Trust
4.784% due 02/22/2027 •		20,219	20,234

Volkswagen Auto Lease Trust
4.914% due 01/20/2026 ~		857	857

			129,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 2.5%

Ally Auto Receivables Trust
5.080% due 12/15/2028		$2,182	$2,197
5.760% due 11/15/2026		686	686

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	3,200	2,253

BMW Vehicle Lease Trust
5.990% due 09/25/2026		$14,521	14,592

CarMax Auto Owner Trust
5.300% due 03/15/2027		7,570	7,586
5.720% due 11/16/2026		1,488	1,490

Carvana Auto Receivables Trust
0.800% due 01/10/2027		1,478	1,460

Chesapeake Funding LLC
5.520% due 05/15/2036		8,518	8,613

Citizens Auto Receivables Trust
5.540% due 11/16/2026		7,831	7,850
5.840% due 01/18/2028		11,084	11,173
6.090% due 10/15/2026		4,353	4,359

CPS Auto Receivables Trust
4.910% due 06/15/2028		4,513	4,515

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		3,817	3,811
5.740% due 12/20/2026		17,817	17,922
5.760% due 10/22/2029		13,792	13,865
6.400% due 03/20/2030		25,967	26,387

Fifth Third Auto Trust
5.800% due 11/16/2026		2,221	2,223

Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	3,068	2,136
5.889% due 05/15/2026		7	5

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		$5,740	5,768
5.740% due 09/16/2026		1,846	1,847

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026	CAD	10,120	7,132

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		$38,400	38,660

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		810	810

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		5,700	5,700
5.290% due 04/15/2027		6,942	6,959
5.770% due 05/15/2026		1,208	1,208
5.800% due 01/15/2027		3,427	3,435

LAD Auto Receivables Trust
5.930% due 06/15/2027		2,884	2,888

Oscar U.S. Funding LLC
5.810% due 12/10/2027		700	706

SBNA Auto Lease Trust
5.560% due 11/22/2027		21,400	21,609
6.270% due 04/20/2026		4,068	4,071

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		87	87

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		2,410	2,412

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026		5,142	5,148

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,659	1,660
5.790% due 02/15/2029		1,561	1,585

			244,808

CMBS OTHER 1.3%

ACREC LLC
6.549% due 02/19/2038 •		6,099	6,135

AREIT Trust
5.514% due 11/17/2038 ~		1,682	1,673
6.561% due 06/17/2039 ~		24,293	24,343

Brightspire Capital Ltd.
5.581% due 08/19/2038 ~		5,947	5,936

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BXMT Ltd.
6.334% due 11/15/2037 •	$1,098	$1,093

GPMT Ltd.
5.784% due 12/15/2036 •	8,919	8,862

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	1,284	1,279

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	3,024	3,021

M360 Ltd.
5.934% due 11/22/2038 ~	4,824	4,754

MF1 Ltd.
5.511% due 10/16/2036 ~	32,524	32,466
6.134% due 12/15/2035 •	9,660	9,666

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~	4,398	4,392

PFP Ltd.
6.154% due 09/17/2039 ~	8,781	8,827
6.595% due 08/19/2035 •	13,312	13,332

Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~	3,698	3,715

		129,494

CREDIT CARD BULLET 1.5%

Master Credit Card Trust
5.097% due 01/21/2028 •	50,700	50,824
5.197% due 01/21/2027 ~	91,000	91,134

		141,958

CREDIT CARD OTHER 2.5%

CARDS Trust
5.158% due 07/15/2028 •	30,000	30,043

Golden Credit Card Trust
1.970% due 01/15/2029	35,000	33,532

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,102

Trillium Credit Card Trust
5.047% due 12/26/2028 ~	61,000	61,138
5.147% due 08/26/2028 ~	112,600	112,825

		242,640

HOME EQUITY OTHER 0.9%

ABFC Trust
5.135% due 06/25/2034 •	207	207
5.410% due 06/25/2033 ~	385	384

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •	917	912

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	8	3
5.215% due 04/25/2034 •	10,419	9,830
5.470% due 10/25/2034 ~	1,547	1,499

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •	67	66

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.375% due 06/25/2029 •	71	72

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.869% due 12/25/2033 •	123	181

Asset-Backed Securities Corp. Home Equity Loan Trust
3.085% due 07/25/2036 ~	626	613
4.515% due 05/25/2037 ~	17	12

Bear Stearns Asset-Backed Securities Trust
5.235% due 10/27/2032 ~	11	11
5.435% due 11/25/2042 ~	6	6
5.685% due 08/25/2037 ~	50	49

Chase Funding Trust
5.075% due 08/25/2032 ~	17	17

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •	179	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.725% due 05/25/2047 •	$119	$114
4.975% due 12/25/2034 ~	2,954	2,879
5.235% due 10/25/2047 ~	1,055	979
5.260% due 03/25/2034 ~	265	290
5.335% due 05/25/2036 ~	198	195
5.935% due 10/25/2034 ~	475	472

Countrywide Revolving Home Equity Loan Trust
4.574% due 01/15/2037 ~	4	4

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	1	1

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~	180	118

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	32	14

Delta Funding Home Equity Loan Trust
5.254% due 09/15/2029 ~	13	12

EMC Mortgage Loan Trust
5.175% due 05/25/2040 ~	15	15

Finance America Mortgage Loan Trust
5.260% due 08/25/2034 •	4,635	4,390

First NLC Trust
4.505% due 08/25/2037 •	305	152

Fremont Home Loan Trust
5.170% due 01/25/2035 ~	289	285

GSAA Home Equity Trust
4.975% due 07/25/2037 ~	217	208

GSAMP Trust
4.505% due 12/25/2036 ~	244	121
4.955% due 06/25/2036 •	2,432	2,355

Home Equity Asset Trust
5.020% due 07/25/2036 ~	702	699
5.355% due 02/25/2033 •	1	1
5.380% due 06/25/2034 ~	1,228	1,225

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •	81	24

HSI Asset Securitization Corp. Trust
4.930% due 02/25/2036 •	1,595	1,520

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	875	871
4.840% due 07/25/2036 ~	1,278	1,260

Lehman ABS Mortgage Loan Trust
4.525% due 06/25/2037 ~	209	139

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	325	319
5.135% due 03/25/2032 •	16	16
5.410% due 04/25/2035 ~	3,710	3,689

MASTR Asset-Backed Securities Trust
4.535% due 11/25/2036 •	45	14
4.535% due 01/25/2037 •	246	70
5.135% due 09/25/2034 ~	4,953	4,555
5.215% due 02/25/2034 •	721	723

Merrill Lynch Mortgage Investors Trust
4.595% due 09/25/2037 •	3	1
4.675% due 02/25/2037 ~	241	68

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	74	67
4.635% due 09/25/2036 ~	17	6
5.055% due 12/25/2035 •	250	245
5.335% due 05/25/2034 •	10,181	10,612

Morgan Stanley Home Equity Loan Trust
5.425% due 05/25/2035 •	399	393

Morgan Stanley IXIS Real Estate Capital Trust
4.485% due 11/25/2036 •	7	2

New Century Home Equity Loan Trust
4.795% due 05/25/2036 •	69	70
5.365% due 11/25/2034 •	1,504	1,518

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.735% due 07/25/2036 ~	2,133	1,987

NovaStar Mortgage Funding Trust
5.095% due 01/25/2036 •	483	480
5.515% due 06/25/2035 •	219	219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RAAC Trust
4.985% due 01/25/2046 ~		$1,543	$1,540

RCKT Mortgage Trust
6.025% due 02/25/2044 ~		6,525	6,566

Renaissance Home Equity Loan Trust
3.991% due 08/25/2033 •		234	216
5.155% due 11/25/2034 •		98	86

Residential Asset Mortgage Products Trust
5.125% due 10/25/2035 ~		9	9

Securitized Asset-Backed Receivables LLC Trust
5.105% due 08/25/2034 •		3,243	3,015
5.110% due 01/25/2035 •		389	353

Soundview Home Loan Trust
4.995% due 05/25/2036 ~		6,390	6,219

Structured Asset Securities Corp. Mortgage Loan Trust
5.937% due 04/25/2035 •		48	47

Terwin Mortgage Trust
4.855% due 07/25/2037 •		85	85

Towd Point Mortgage Trust
5.848% due 01/25/2064 •		5,973	5,997
6.125% due 02/25/2064 •		1,282	1,290
6.290% due 05/25/2064 •		6,372	6,434

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •		43	15

			89,255

WHOLE LOAN COLLATERAL 0.0%

First Franklin Mortgage Loan Trust
4.595% due 11/25/2036 •		230	230

GSAMP Trust
5.185% due 01/25/2034 ~		758	757

GSRPM Mortgage Loan Trust
5.185% due 03/25/2035 ~		369	397

PRET LLC
4.868% due 07/25/2051 þ		2,127	2,126

Residential Asset Mortgage Products Trust
5.215% due 07/25/2035 ~		123	123

Specialty Underwriting & Residential Finance Trust
5.410% due 12/25/2035 •		247	245

			3,878

OTHER ABS 11.5%

AASET Trust
3.844% due 01/16/2038		1,710	1,556

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		307	307

AGL CLO Ltd.
5.419% due 12/02/2034 •		7,900	7,900

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		17,500	17,407
5.730% due 04/22/2034 ~		32,200	32,223

Apidos CLO
5.543% due 04/17/2034 •(b)		11,900	11,900

Ares CLO Ltd.
5.592% due 04/25/2034 •		600	600
5.614% due 01/15/2032 ~		7,195	7,199
5.623% due 04/17/2033 •		24,900	24,938

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		10,900	10,900

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		6,600	6,600
5.354% due 07/24/2034 •		13,050	12,919
5.383% due 10/21/2034 •		4,300	4,283
5.500% due 10/23/2034 •		5,550	5,543
5.538% due 07/16/2034 •		11,100	11,082

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •	EUR	9,962	10,778

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •		$5,400	5,400

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	137	148

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$6,903	$6,906

Canyon Capital CLO Ltd.
5.319% due 10/15/2034 •		12,100	12,033
5.382% due 07/15/2034 ~		4,200	4,183

Carlyle Global Market Strategies CLO Ltd.
5.534% due 04/17/2031 ~		483	483

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •	EUR	8,779	9,446

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		$6,844	6,845

Carval CLO Ltd.
5.022% due 07/20/2032 •		12,000	11,974

CCG Receivables Trust
4.480% due 10/14/2032		15,600	15,625

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		13,232	13,245

CNH Equipment Trust
5.900% due 02/16/2027		10,098	10,118

College Avenue Student Loans LLC
6.085% due 11/26/2046 •		898	907

Commonbond Student Loan Trust
2.550% due 05/25/2041		714	672
3.560% due 09/25/2045		669	641

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	15,553	16,806

Dell Equipment Finance Trust
4.690% due 08/22/2030		$14,800	14,823
6.100% due 04/23/2029		2,445	2,448

DLLAA LLC
5.930% due 07/20/2026		2,906	2,913

Dryden Euro CLO DAC
3.445% due 04/15/2033 •	EUR	7,240	7,825

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		$1,400	1,400
5.443% due 10/19/2029 ~		5,041	5,043

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •		12,026	11,957
5.454% due 07/25/2069 •		6,324	6,336
5.504% due 05/25/2067 •		839	843

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		19,200	19,085
5.512% due 10/25/2030 •		1,211	1,211

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		19,872	17,623

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	3,738	4,038

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(b)		$6,700	6,700

Gallatin CLO Ltd.
5.654% due 07/15/2031 •		12,328	12,342

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		10,341	10,337

Greywolf CLO Ltd.
5.722% due 01/27/2031 •		792	792

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		5,400	5,400

Harvest CLO DAC
3.545% due 07/15/2031 •	EUR	7,579	8,199

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		$17,200	17,163

Invesco Euro CLO DAC
3.435% due 07/15/2031 •	EUR	2,025	2,189

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		$9,500	9,470

KKR CLO Ltd.
5.495% due 07/18/2030 •		3,166	3,168
5.514% due 07/15/2030 ~		2,124	2,126

LCM Ltd.
5.555% due 07/20/2030 •		2,994	2,991

M&T Equipment Notes
6.090% due 07/15/2030		4,767	4,772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		$17,300	$17,209
5.361% due 10/19/2034 •		7,500	7,472

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		165	164

MMAF Equipment Finance LLC
5.200% due 09/13/2027		8,282	8,314
5.790% due 11/13/2026		7,429	7,448

Navient Private Education Loan Trust
2.460% due 11/15/2068		1,087	1,045
5.334% due 11/15/2068 ~		1,571	1,570
5.884% due 07/16/2040 ~		3,095	3,115

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		482	434
1.170% due 09/16/2069		4,822	4,463
1.330% due 04/15/2069		5,561	5,135
1.690% due 05/15/2069		8,367	7,823
5.434% due 04/15/2069 ~		5,802	5,807
6.034% due 11/15/2068 •		514	518

Navient Student Loan Trust
5.254% due 07/26/2066 ~		8,021	7,986
5.504% due 12/27/2066 ~		12,674	12,836
6.049% due 03/15/2072 •		18,548	18,678

Nelnet Student Loan Trust
4.875% due 09/27/2066 •		1,424	1,425
5.054% due 02/27/2051 ~		1,223	1,221
5.154% due 09/27/2038 •		1,892	1,896
5.235% due 08/25/2067 •		13,481	13,434
5.254% due 09/25/2065 •		1,115	1,115
5.304% due 02/25/2066 •		1,490	1,489
5.354% due 06/27/2067 •		26,918	26,919

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		3,300	3,300
5.370% due 10/14/2036 •		3,100	3,100

OAK Hill European Credit Partners DAC
3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	20,411	22,026

OCP CLO Ltd.
5.675% due 07/20/2029 •		$35	35

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	7,793	8,424

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		$19,150	19,131
5.443% due 10/20/2030 •		6,727	6,728

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		1,349	1,362
8.050% due 03/15/2030 •		243	244

Palmer Square Loan Funding Ltd.
5.364% due 10/15/2029 •		1,568	1,568

Parallel Ltd.
5.426% due 07/15/2034 •		15,100	15,053

PFS Financing Corp.
5.499% due 08/15/2027 •		54,200	54,332

Pikes Peak CLO
5.512% due 07/15/2034 ~		6,100	6,089
5.513% due 10/11/2034 •		17,300	17,269

Progress Residential Trust
1.692% due 08/17/2040		8,042	7,374
2.013% due 11/17/2040		4,344	3,967

Recette CLO Ltd.
5.635% due 04/20/2034 •		7,400	7,404

Residential Asset Mortgage Products Trust
5.455% due 01/25/2034 •		524	535

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		11,300	11,302

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		1,240	1,240

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		9,450	9,413

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		1,250	1,250

SLM Student Loan Trust
4.904% due 06/25/2043 ~		5,808	5,722
5.104% due 12/27/2038 ~		1,027	1,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.154% due 01/25/2029 •		$2,377	$2,335
5.568% due 04/25/2049		60	60
5.718% due 07/25/2049		946	943
6.518% due 04/27/2025		1,373	1,374

SMB Private Education Loan Trust
1.340% due 03/17/2053		7,287	6,810
1.600% due 09/15/2054		6,056	5,672
5.090% due 10/16/2056		3,140	3,168
5.164% due 01/15/2053 ~		5,271	5,179
5.285% due 09/15/2054 •		22,165	22,080
5.447% due 06/17/2052 ~		1,978	1,980
5.447% due 07/15/2053 •		16,225	16,251
5.500% due 06/17/2052		4,584	4,681
5.699% due 10/16/2056 •		5,277	5,332
5.799% due 03/15/2056 •		1,325	1,333
5.897% due 11/15/2052 •		9,764	9,882
6.199% due 05/16/2050 •		3,427	3,466

SoFi Alternative Trust
4.800% due 02/27/2034		2,700	2,702

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		156	153

SoFi Professional Loan Program Trust
1.950% due 02/15/2046		7,415	6,922

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		2,790	2,788
5.580% due 01/25/2032 •		9,561	9,562

Stonepeak ABS
2.301% due 02/28/2033		3,808	3,644

Symphony CLO Ltd.
5.473% due 04/18/2033 •		5,800	5,809
5.529% due 04/16/2031 •		1,911	1,911

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		27,867	27,878

Toro European CLO DAC
3.709% due 01/12/2032 •	EUR	8,504	9,159

Towd Point Asset Trust
5.134% due 11/20/2061 ~		$8,681	8,651

Tralee CLO Ltd.
5.366% due 10/20/2034 •		4,300	4,299

Trinitas CLO Ltd.
5.370% due 01/25/2035 •		5,300	5,301
5.403% due 10/20/2033 •		19,600	19,579
5.670% due 04/25/2033 •		14,500	14,510

Venture CLO Ltd.
5.575% due 09/07/2030 ~		7,498	7,501
5.624% due 07/15/2031 ~		5,538	5,540
5.685% due 04/20/2032 •		14,032	14,033

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		8,837	8,838

Verizon Master Trust
4.994% due 12/20/2028 ~		17,200	17,231

Volvo Financial Equipment LLC
4.560% due 05/17/2027		17,500	17,517

Voya CLO Ltd.
5.355% due 04/20/2034 •		7,900	7,899
5.564% due 10/15/2030 •		572	572

Wind River CLO Ltd.
5.624% due 10/15/2034 •		7,500	7,470

			1,128,179

Total Asset-Backed Securities (Cost $2,123,378)			2,110,022

SOVEREIGN ISSUES 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	631,900	103,333

Israel Government International Bond
5.000% due 10/30/2026	EUR	2,800	3,118

Korea Housing Finance Corp.
4.475% due 04/06/2026	AUD	1,000	623

Korea National Oil Corp.
5.153% due 03/31/2028 ~		$5,200	5,194

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Government International Bond
5.125% due 01/13/2028	$100,300	$101,566

Total Sovereign Issues (Cost $211,131)		213,834

SHORT-TERM INSTRUMENTS 26.5%

COMMERCIAL PAPER 4.1%

Alimentation Couche-Tard, Inc.
4.640% due 04/09/2025	38,700	38,656
4.650% due 04/10/2025	63,600	63,519

Conagra Brands, Inc.
4.750% due 04/02/2025	30,400	30,392

Constellation Brands, Inc.
4.700% due 04/04/2025	18,500	18,490
4.710% due 04/01/2025	11,200	11,199
4.710% due 04/07/2025	15,800	15,785
4.750% due 04/07/2025	9,000	8,992
4.800% due 04/21/2025	28,000	27,922

Crown Castle, Inc.
4.810% due 04/08/2025	12,500	12,487
4.830% due 04/15/2025	7,800	7,784
4.850% due 04/17/2025	16,400	16,362

Enbridge U.S., Inc.
4.650% due 04/14/2025	17,800	17,769

Eversource Energy
4.670% due 04/14/2025	15,300	15,272

Global Payments, Inc.
5.000% due 04/03/2025	9,800	9,796
5.000% due 04/07/2025	11,000	10,989

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	1,900	1,895

Kinder Morgan, Inc.
4.600% due 04/14/2025	54,100	53.,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mondelez International, Inc.
4.620% due 04/04/2025		$12,400	$12,394
4.620% due 04/07/2025		13,200	13,188

Targa Resources Corp.
4.700% due 04/03/2025		11,200	11,195
4.700% due 04/04/2025		2,800	2,798

			400,883

		SHARES
MUTUAL FUNDS 1.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)		105,837,491	105,838

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 3.7%
			360,325

ISRAEL TREASURY BILLS 0.4%
4.098% due 05/30/2025 (d)(e)	ILS	136,300	36,407

U.S. TREASURY BILLS 17.2%
4.290% due 04/17/2025 - 10/02/2025 (c)(d)(k)(m)		$1,709,485	1,687,723

Total Short-Term Instruments (Cost $2,591,821)			2,591,176

Total Investments in Securities (Cost $12,734,418)			12,698,001

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short Asset Portfolio	849,399	$8,316

PIMCO Short-Term Floating NAV Portfolio III	10,893	106

Total Short-Term Instruments (Cost $8,368)		8,422

Total Investments in Affiliates (Cost $8,368)		8,422

Total Investments 129.8% (Cost $12,742,786)		$12,706,423

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $(25,523))		(410)

Other Assets and Liabilities, net (29.8)%		(2,916,387)

Net Assets 100.0%		$9,789,626

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$12,000	U.S. Treasury Notes 2.750% due 04/30/2027	$(12,233)	$12,000	$12,002
JPS	4.500	03/31/2025	04/01/2025	35,400	U.S. Treasury Notes 0.750% due 04/30/2026	(36,143)	35,400	35,404
SAL	4.380	03/31/2025	04/01/2025	11,800	U.S. Treasury Notes 4.125% due 01/31/2027	(12,043)	11,800	11,801
SGY	4.420	03/31/2025	04/01/2025	301,125	U.S. Treasury Notes 4.000% due 03/31/2030	(300,654)	301,125	301,162

Total Repurchase Agreements						$(361,073)	$360,325	$360,369

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SAL	4.470%	03/26/2025	04/02/2025		$(47,549)	$(47,584)
	4.470	03/27/2025	04/03/2025		(25,994)	(26,010)
	4.510	03/27/2025	04/03/2025		(50,805)	(50,837)
	4.510	03/28/2025	04/04/2025		(31,119)	(31,135)
	4.510	03/31/2025	04/04/2025		(268,821)	(268,855)
TDM	4.530	03/10/2025	TBD	(3)	(236,564)	(237,219)
	4.530	03/13/2025	TBD	(3)	(38,650)	(38,742)

Total Reverse Repurchase Agreements						$(700,382)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (4.1)%
U.S. Treasury Notes	4.000%	03/31/2030	$400,000	$(399,713)	$(400,872)

Total Short Sales (4.1)%				$(399,713)	$(400,872)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$12,002	$0	$0	$0	$12,002	$(12,233)	$(231)
JPS	35,404	0	0	0	35,404	(36,143)	(739)
SAL	11,801	(424,421)	0	0	(412,620)	433,818	21,198
SGY	301,162	0	0	0	301,162	(300,654)	508
TDM	0	(275,961)	0	0	(275,961)	287,361	11,400
TOR	0	0	0	0	0	(260)	(260)

Master Securities Forward Transaction Agreement
WFS	0	0	0	(400,872)	(400,872)	0	(400,872)

Total Borrowings and Other Financing Transactions	$360,369	$(700,382)	$0	$(400,872)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(275,961)	$(275,961)
U.S. Government Agencies	0	(424,421)	0	0	(424,421)

Total Borrowings	$0	$(424,421)	$0	$(275,961)	$(700,382)

Payable for reverse repurchase agreements					$(700,382)

(i)	Securities with an aggregate market value of $733,222 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(73,268) at a weighted average interest rate of 5.064%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(44) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	7,355	$1,772,095	$961	$0	$0
3-Month SOFR Active Contract March Futures	06/2025	10,127	2,422,568	(507)	0	(63)
Australia Government 3-Year Bond June Futures	06/2025	2,234	148,670	303	448	0
U.S. Treasury 5-Year Note June Futures	06/2025	22,301	2,411,993	27,064	0	(697)

				$27,821	$448	$(760)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	6,492	$(1,344,960)	$(1,996)	$51	$0
U.S. Treasury 10-Year Note June Futures	06/2025	1,986	(220,880)	(1,707)	0	(31)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	879	(100,316)	(416)	0	(82)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1,506	(184,109)	(1,595)	0	(659)

				$(5,714)	$51	$(772)

Total Futures Contracts				$22,107	$499	$(1,532)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	16,100	$94	$(3)	$91	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$5,000	$120	$(24)	$96	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,900	35	0	35	0	0

					$155	$(24)	$131	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	348,500	$(10,843)	$516	$(10,327)	$1,519	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		$1,746,200	2,169	(2,372)	(203)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		256,100	0	(1,917)	(1,917)	0	(154)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029		243,700	0	(1,181)	(1,181)	0	(198)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029		186,100	0	(928)	(928)	0	(151)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.761	Annual	08/31/2029		157,800	0	(944)	(944)	0	(128)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	08/31/2029		444,300	0	(7,723)	(7,723)	0	(364)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		1,339,150	(20,213)	(5,457)	(25,670)	0	(1,100)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		332,000	(1,052)	210	(842)	0	(312)

							$(29,939)	$(19,796)	$(49,735)	$1,557	$(2,407)

Total Swap Agreements							$(29,690)	$(19,823)	$(49,513)	$1,557	$(2,408)

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$499	$1,557	$2,056	$0	$(1,532)	$(2,408)	$(3,940)

(k)

Securities with an aggregate market value of $50,604 and cash of $79,485 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	BRL	895,000		$155,888	$1,990	$(2,942)
	04/2025		$155,864	BRL	895,000	977	0

BPS	04/2025	AUD	2,956		$1,863	16	0
	04/2025	BRL	174,100		30,350	0	(160)
	04/2025	EUR	131,083		137,451	0	(4,289)
	04/2025		$6,394	AUD	10,102	0	(82)
	04/2025		30,319	BRL	174,100	196	(6)
	05/2025		5,546		31,852	2	0
	10/2025	BRL	186,413		$31,097	11	(185)

BRC	04/2025		$1,406	EUR	1,284	0	(17)

CBK	04/2025	AUD	3,043		$1,919	18	0
	04/2025		$14,979	CAD	21,340	0	(149)
	04/2025		1,355	GBP	1,049	0	0
	04/2025		28	ILS	103	0	(1)
	05/2025	CAD	19,035		$13,383	135	0
	05/2025	ILS	132,347		36,244	601	0

DUB	04/2025	CAD	21		15	0	0
	04/2025		$304,127	AUD	482,358	0	(2,725)
	04/2025		29	ILS	104	0	(1)
	05/2025	AUD	482,358		$304,197	2,722	0

FAR	04/2025		487,327		307,038	2,531	0
	04/2025	BRL	44,441		7,736	0	(52)
	04/2025		$1,915	AUD	3,043	0	(13)
	04/2025		7,739	BRL	44,441	49	0
	04/2025		252	CHF	225	2	0
	04/2025		26	ILS	94	0	(1)
	05/2025	AUD	3,043		$1,915	13	0
	06/2025		$7,736	BRL	45,007	51	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2025	BRL	397,500		$69,224	$0	$(434)
	04/2025		$68,313	BRL	397,500	1,345	0
	10/2025	BRL	424,600		$69,884	0	(1,343)

JPM	04/2025		11,742		2,046	0	(11)
	04/2025		$1,561	AUD	2,481	0	(11)
	04/2025		2,045	BRL	11,742	13	0
	04/2025		137,906	EUR	127,849	337	0
	04/2025		22	ILS	82	0	(1)
	05/2025	EUR	121,393		$131,147	0	(327)
	06/2025		$102	MXN	2,100	0	0
	07/2025		2,046	BRL	11,973	11	0

MBC	04/2025	CHF	225		$254	1	0
	04/2025	GBP	2,385		3,079	0	(2)
	04/2025		$1,365	AUD	2,193	5	0
	04/2025		2,129	EUR	1,950	0	(20)
	04/2025		2,955	GBP	2,338	65	0
	05/2025		254	CHF	224	0	0

MYI	04/2025	AUD	6,851		$4,310	29	0
	04/2025	BRL	20,800		3,622	0	(23)
	04/2025	CAD	21,325		14,981	161	0
	04/2025	GBP	91,279		115,659	0	(2,250)
	04/2025		$3,571	BRL	20,800	74	0
	05/2025		52,183		302,441	495	0
	10/2025	BRL	20,800		$3,420	0	(69)

SCX	04/2025		662,312		115,341	0	(723)
	04/2025		$113,313	BRL	662,312	2,751	0
	06/2025	BRL	670,709		$113,313	0	(2,731)

SSB	04/2025		271,803		47,385	0	(245)
	04/2025		$118,101	GBP	91,326	0	(131)
	05/2025	GBP	91,326		$118,092	130	0
	07/2025		$47,385	BRL	277,134	242	0

Total Forward Foreign Currency Contracts						$14,973	$(18,944)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	327,900	$77	$10

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	31,100	25	61
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	31,100	25	5

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	2,569,900	2,062	5,074
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	2,569,900	2,066	383

Total Purchased Options							$4,255	$5,533

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	65,050	$(67)	$(67)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	17,650	(21)	(21)

Total Written Options						$(88)	$(88)

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$2,967	$0	$0	$2,967	$(2,942)	$0	$0	$(2,942)	$25	$(339)	$(314)
BPS	225	0	0	225	(4,722)	0	0	(4,722)	(4,497)	4,480	(17)
BRC	0	10	0	10	(17)	0	0	(17)	(7)	0	(7)
CBK	754	66	0	820	(150)	0	0	(150)	670	(260)	410
DUB	2,722	0	0	2,722	(2,726)	0	0	(2,726)	(4)	0	(4)
FAR	2,646	0	0	2,646	(66)	0	0	(66)	2,580	(660)	1,920
GLM	1,345	0	0	1,345	(1,777)	0	0	(1,777)	(432)	0	(432)
JPM	361	0	0	361	(350)	(67)	0	(417)	(56)	0	(56)
MBC	71	0	0	71	(22)	0	0	(22)	49	0	49
MYC	0	5,457	0	5,457	0	0	0	0	5,457	(5,189)	268
MYI	759	0	0	759	(2,342)	0	0	(2,342)	(1,583)	2,598	1,015
RBC	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
SCX	2,751	0	0	2,751	(3,454)	0	0	(3,454)	(703)	0	(703)
SSB	372	0	0	372	(376)	0	0	(376)	(4)	0	(4)

Total Over the Counter	$14,973	$5,533	$0	$20,506	$(18,944)	$(88)	$0	$(19,032)

(m)

Securities with an aggregate market value of $7,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$499	$499
Swap Agreements	0	0	0	0	1,557	1,557

	$0	$0	$0	$0	$2,056	$2,056

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,973	$0	$14,973
Purchased Options	0	0	0	0	5,533	5,533

	$0	$0	$0	$14,973	$5,533	$20,506

	$0	$0	$0	$14,973	$7,589	$22,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,532	$1,532
Swap Agreements	0	1	0	0	2,407	2,408

	$0	$1	$0	$0	$3,939	$3,940

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,944	$0	$18,944
Written Options	0	88	0	0	0	88

	$0	$88	$0	$18,944	$0	$19,032

	$0	$89	$0	$18,944	$3,939	$22,972

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,023	$4,023
Swap Agreements	0	341	0	0	(20,322)	(19,981)

	$0	$341	$0	$0	$(16,299)	$(15,958)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,724	$0	$24,724
Purchased Options	0	0	0	0	(879)	(879)
Written Options	0	0	0	0	635	635

	$0	$0	$0	$24,724	$(244)	$24,480

	$0	$341	$0	$24,724	$(16,543)	$8,522

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18,761	$18,761
Swap Agreements	0	(27)	0	0	(19,796)	(19,823)

	$0	$(27)	$0	$0	$(1,035)	$(1,062)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,455)	$0	$(8,455)
Purchased Options	0	0	0	0	1,113	1,113
Written Options	0	0	0	0	(588)	(588)

	$0	$0	$0	$(8,455)	$525	$(7,930)

	$0	$(27)	$0	$(8,455)	$(510)	$(8,992)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,499,077	$0	$3,499,077
Industrials	0	1,183,036	0	1,183,036
Utilities	0	488,414	0	488,414
Municipal Bonds & Notes
Louisiana	0	29,764	0	29,764
U.S. Government Agencies	0	1,572,274	59,506	1,631,780
U.S. Treasury Obligations	0	67,508	0	67,508
Non-Agency Mortgage-Backed Securities	0	872,992	10,398	883,390
Asset-Backed Securities
Automobile ABS Other	0	129,810	0	129,810
Automobile Sequential	0	244,808	0	244,808
CMBS Other	0	129,494	0	129,494
Credit Card Bullet	0	141,958	0	141,958
Credit Card Other	0	242,640	0	242,640
Home Equity Other	0	89,255	0	89,255
Whole Loan Collateral	0	3,878	0	3,878
Other ABS	0	1,128,179	0	1,128,179
Sovereign Issues	0	213,834	0	213,834
Short-Term Instruments
Commercial Paper	0	400,883	0	400,883
Mutual Funds	0	105,838	0	105,838
Repurchase Agreements	0	360,325	0	360,325
Israel Treasury Bills	0	36,407	0	36,407
U.S. Treasury Bills	0	1,687,723	0	1,687,723

	$0	$12,628,097	$69,904	$12,698,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,422	$0	$0	$8,422

Total Investments	$8,422	$12,628,097	$69,904	$12,706,423

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(400,872)	$0	$(400,872)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	448	1,608	0	2,056
Over the counter	0	20,506	0	20,506

	$448	$22,114	$0	$22,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,940)	0	(3,940)
Over the counter	0	(19,032)	0	(19,032)

	$0	$(22,972)	$0	$(22,972)

Total Financial Derivative Instruments	$448	$(858)	$0	$(410)

Totals	$8,870	$12,226,367	$69,904	$12,305,141

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Notes to Financial Statements	(Cont.)

obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

PIMCO Short-Term Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and

76	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2025

practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Notes to Financial Statements	(Cont.)

provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

78	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2025

at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from

Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3).

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Notes to Financial Statements	(Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign

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security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Low Duration ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on

Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at

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Notes to Financial Statements	(Cont.)

the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$224,548	$503,925	$0	$0	$1,674	$730,147	$21,062	$0

PIMCO Low Duration Fund II	11,509	25,092	0	0	388	36,989	1,094	0

PIMCO Short Asset Investment Fund	0	86,533	0	0	(13)	86,520	1,122	0

PIMCO Short-Term Fund	7,851	424	0	0	41	8,316	427	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$95,189	$1,264,502	$(1,186,760)	$112	$(31)	$173,012	$7,751	$0

PIMCO Low Duration Fund II	16,101	77,458	(88,101)	8	2	5,468	566	0

PIMCO Short Asset Investment Fund	89	807,155	(807,200)	48	0	92	2,056	0

PIMCO Short-Term Fund	210,415	6,870,930	(7,081,300)	49	12	106	10,447	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of

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Notes to Financial Statements	(Cont.)

additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date.

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TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to

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(i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based

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upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future

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intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would

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effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a

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Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	—	X	—	X	—	X

Market	X	X	X	X	X	X

Issuer	—	X	X	X	X	X

Liquidity	—	X	X	X	X	X

Derivatives	—	X	X	X	X	X

Equity	—	X	X	X	—	X

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	X

Foreign (Non-U.S.) Investment	—	X	—	X	X	X

Emerging Markets	—	X	—	X	X	—

Sovereign Debt	—	X	—	X	—	—

Currency	—	X	—	X	—	X

Leveraging	—	X	X	X	X	X

Management	X	X	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—	—	—

Short Exposure	—	X	X	X	X	X

Environmental, Social and Governance	—	—	—	X	—	—

LIBOR Transition	—	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions,

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including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

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Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

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Notes to Financial Statements	(Cont.)

Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C	Class C-2	Class R
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%	N/A	N/A
PIMCO Low Duration Fund	0.25%	0.21%	N/A	0.31%	0.41%	(1)	0.21%	0.25%	0.30%	0.30%	0.30%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A	N/A	N/A
PIMCO Short-Term Fund	0.25%	0.20%	N/A	0.30%	0.40%	(1)	0.20%	0.20%	0.20%	N/A	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Fund Class C shares and PIMCO Short-Term Fund Class C shares, the Distributor received distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Fund	0.50%	0.25%
Class R

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board determines that it is in the best interests of Fund shareholders to do so.

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Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. There were no recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of March 31, 2025.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Low Duration Fund, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses

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related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement) as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Government Money Market Fund	$11	$10	$22	$43

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$22

PIMCO Low Duration Fund	19

PIMCO Short Asset Investment Fund	7

PIMCO Short-Term Fund	38

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Low Duration ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Government Money Market Fund	$0	$0	$0	$0

PIMCO Low Duration Fund	26,791,524	26,164,705	441,360	1,142,213

PIMCO Low Duration Fund II	775,544	759,832	14,528	22,269

PIMCO Low Duration ESG Fund	202,097	199,237	31,457	35,431

PIMCO Short Asset Investment Fund	135,008	92,709	1,319,006	1,123,420

PIMCO Short-Term Fund	6,271,244	5,263,444	4,900,439	4,214,821

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,719,768	$4,719,767	2,366,919	$2,366,919	327,095	$3,026,301	220,536	$2,006,532

Class M	7,812,072	7,812,073	3,581,606	3,581,605	N/A	N/A	N/A	N/A

I-2	23,159	23,158	30,640	30,640	20,206	186,551	26,417	241,003

I-3	N/A	N/A	N/A	N/A	3,163	28,996	1,700	15,406

Administrative Class	131,413	131,414	87,449	87,448	587	5,417	1,018	9,239

Class A	3,031,462	3,031,461	1,862,689	1,862,689	9,492	87,561	8,585	78,241

Class C	49,250	49,250	68,606	68,607	280	2,590	361	3,288

Class C-2	N/A	N/A	N/A	N/A	60	551	105	960

Class R	N/A	N/A	N/A	N/A	1,022	9,449	1,395	12,697
Issued as reinvestment of distributions

Institutional Class	30,616	30,616	26,563	26,563	20,268	187,318	19,682	179,214

Class M	20,722	20,722	12,894	12,894	N/A	N/A	N/A	N/A

I-2	854	854	919	919	2,343	21,643	2,382	21,678

I-3	N/A	N/A	N/A	N/A	163	1,505	129	1,175

Administrative Class	2,313	2,313	1,677	1,677	84	776	100	906

Class A	92,608	92,608	54,554	54,554	2,071	19,135	2,239	20,381

Class C	2,662	2,662	2,245	2,245	83	763	105	958

Class C-2	N/A	N/A	N/A	N/A	4	37	3	25

Class R	N/A	N/A	N/A	N/A	301	2,777	324	2,946
Cost of shares redeemed

Institutional Class	(3,998,317)	(3,998,317)	(2,582,936)	(2,582,936)	(269,265)	(2,484,257)	(275,533)	(2,506,284)

Class M	(7,943,949)	(7,943,949)	(3,405,012)	(3,405,012)	N/A	N/A	N/A	N/A

I-2	(25,257)	(25,257)	(27,559)	(27,559)	(31,490)	(290,795)	(38,383)	(348,894)

I-3	N/A	N/A	N/A	N/A	(3,581)	(33,071)	(2,302)	(20,838)

Administrative Class	(81,620)	(81,620)	(249,585)	(249,585)	(720)	(6,651)	(1,853)	(16,823)

Class A	(2,024,655)	(2,024,655)	(1,192,034)	(1,192,034)	(18,343)	(169,304)	(19,762)	(179,883)

Class C	(55,017)	(55,017)	(43,016)	(43,016)	(872)	(8,057)	(1,654)	(15,042)

Class C-2	N/A	N/A	N/A	N/A	(39)	(357)	(95)	(869)

Class R	N/A	N/A	N/A	N/A	(2,161)	(19,918)	(2,572)	(23,417)

Net increase (decrease) resulting from Fund share transactions	1,788,084	$1,788,083	596,619	$596,618	60,751	$568,960	(57,073)	$(517,401)

98	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2025

	PIMCO Low Duration Fund II				PIMCO Low Duration ESG Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,204	$29,567	8,506	$77,966	6,206	$56,300	7,089	$62,932

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	1,618	14,684	1,993	17,701

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	28	255	2	13	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,125	10,388	1,301	11,889	905	8,231	914	8,114

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	238	2,165	287	2,549

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	39	362	38	350	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(10,097)	(93,149)	(8,300)	(76,017)	(7,902)	(71,734)	(13,582)	(120,547)

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	(3,222)	(29,277)	(6,117)	(54,317)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(10)	(90)	(5)	(45)	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(5,711)	$(52,667)	1,542	$14,156	(2,157)	$(19,631)	(9,416)	$(83,568)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Notes to Financial Statements	(Cont.)

PIMCO Short Asset Investment Fund				PIMCO Short-Term Fund

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

138,733	$1,379,495	130,469	$1,289,430	347,850	$3,358,732	311,109	$2,974,583

0	0	0	0	N/A	N/A	N/A	N/A

20,821	207,128	7,610	75,283	89,514	864,423	82,477	788,433

1,980	19,694	5,463	54,057	6,238	60,233	5,356	51,144

9	85	4	35	124	1,197	168	1,607

2,896	28,807	1,691	16,738	26,892	259,605	15,101	144,433

N/A	N/A	N/A	N/A	2,107	20,348	1,288	12,321

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	1,584	15,280	2,137	20,446

11,127	110,675	12,606	124,727	35,628	344,016	37,319	356,899

0	1	0	1	N/A	N/A	N/A	N/A

799	7,946	866	8,568	9,856	95,171	10,078	96,377

73	724	87	862	392	3,785	354	3,388

2	25	2	23	83	803	96	920

466	4,636	604	5,976	3,395	32,786	3,875	37,056

N/A	N/A	N/A	N/A	246	2,378	261	2,498

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	520	5,018	620	5,932

(198,209)	(1,971,571)	(177,037)	(1,751,263)	(459,353)	(4,434,306)	(410,921)	(3,925,071)

0	0	0	0	N/A	N/A	N/A	N/A

(14,935)	(148,550)	(10,610)	(104,964)	(109,359)	(1,056,142)	(127,544)	(1,218,640)

(1,575)	(15,666)	(6,325)	(62,548)	(4,164)	(40,193)	(7,056)	(67,383)

(4)	(35)	(9)	(93)	(426)	(4,114)	(720)	(6,882)

(3,803)	(37,817)	(7,437)	(73,525)	(34,191)	(329,977)	(40,612)	(387,820)

N/A	N/A	N/A	N/A	(2,017)	(19,475)	(2,855)	(27,278)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(4,522)	(43,648)	(6,943)	(66,277)

(41,620)	$(414,423)	(42,016)	$(416,693)	(89,603)	$(864,080)	(126,412)	$(1,203,314)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Government Money Market Fund	4	0	66%	0%

PIMCO Low Duration Fund	1	1	20%	19%

PIMCO Low Duration Fund II	4	0	77%	0%

PIMCO Low Duration ESG Fund	3	0	70%	0%

PIMCO Short Asset Investment Fund	2	0	44%	0%

PIMCO Short-Term Fund	2	0	32%	0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all

100	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2025

of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Government Money Market Fund	$772	$0	$0	$(742)	$(111)	$0	$0	$(81)

PIMCO Low Duration Fund	0	0	(81,303)	(922)	(784,714)	0	(8,575)	(875,514)

PIMCO Low Duration Fund II	227	0	(3,927)	(55)	(21,740)	0	0	(25,495)

PIMCO Low Duration ESG Fund	4	0	(5,741)	(66)	(18,216)	0	0	(24,019)

PIMCO Short Asset Investment Fund	0	0	(12,784)	(105)	(57,598)	0	0	(70,487)

PIMCO Short-Term Fund	0	0	(62,089)	(2,121)	(378,610)	0	0	(442,820)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, hyperinflationary adjustments, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$111	$0

PIMCO Low Duration Fund	400,355	384,359

PIMCO Low Duration Fund II	10,739	11,001

PIMCO Low Duration ESG Fund	9,480	8,736

PIMCO Short Asset Investment Fund	16,050	41,548

PIMCO Short-Term Fund	122,614	255,996

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Notes to Financial Statements	(Cont.)	March 31, 2025

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Government Money Market Fund	$6,555,000	$0	$0	$0

PIMCO Low Duration Fund	8,276,240	82,815	(164,446)	(81,631)

PIMCO Low Duration Fund II	311,830	2,958	(6,861)	(3,903)

PIMCO Low Duration ESG Fund	306,023	4,114	(9,837)	(5,723)

PIMCO Short Asset Investment Fund	2,120,044	4,026	(16,811)	(12,785)

PIMCO Short-Term Fund	12,341,381	88,148	(149,910)	(61,762)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, hyperinflationary adjustments, and short positions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Government Money Market Fund	$165,664	$0	$0	$106,767	$0	$0

PIMCO Low Duration Fund	242,837	0	3,638	244,279	0	0

PIMCO Low Duration Fund II	11,572	0	0	13,206	0	0

PIMCO Low Duration ESG Fund	11,192	0	0	10,216	0	1,235

PIMCO Short Asset Investment Fund	125,421	0	0	144,321	0	0

PIMCO Short-Term Fund	458,175	0	53,633	498,510	0	30,181

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

102	PIMCO SHORT DURATION STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (six of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	WFS	Wells Fargo Securities, LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar

CHF	Swiss Franc	INR	Indian Rupee	TWD	Taiwanese Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar

DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand

EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

104	PIMCO SHORT DURATION STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Government Money Market Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0041	$0.0000	$0.0000	$0.0041

November 2024	$0.0039	$0.0000	$0.0000	$0.0039

December 2024	$0.0038	$0.0000	$0.0000	$0.0038

January 2025	$0.0037	$0.0000	$0.0000	$0.0037

February 2025	$0.0033	$0.0000	$0.0000	$0.0033

March 2025	$0.0034	$0.0000	$0.0000	$0.0034

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0041	$0.0000	$0.0000	$0.0041

November 2024	$0.0039	$0.0000	$0.0000	$0.0039

December 2024	$0.0038	$0.0000	$0.0000	$0.0038

January 2025	$0.0037	$0.0000	$0.0000	$0.0037

February 2025	$0.0033	$0.0000	$0.0000	$0.0033

March 2025	$0.0034	$0.0000	$0.0000	$0.0034

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0040	$0.0000	$0.0000	$0.0040

November 2024	$0.0038	$0.0000	$0.0000	$0.0038

December 2024	$0.0037	$0.0000	$0.0000	$0.0037

January 2025	$0.0036	$0.0000	$0.0000	$0.0036

February 2025	$0.0032	$0.0000	$0.0000	$0.0032

March 2025	$0.0033	$0.0000	$0.0000	$0.0033

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0041	$0.0000	$0.0000	$0.0041

November 2024	$0.0039	$0.0000	$0.0000	$0.0039

December 2024	$0.0038	$0.0000	$0.0000	$0.0038

January 2025	$0.0037	$0.0000	$0.0000	$0.0037

February 2025	$0.0033	$0.0000	$0.0000	$0.0033

March 2025	$0.0034	$0.0000	$0.0000	$0.0034

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0039	$0.0000	$0.0000	$0.0039

November 2024	$0.0038	$0.0000	$0.0000	$0.0038

December 2024	$0.0037	$0.0000	$0.0000	$0.0037

January 2025	$0.0036	$0.0000	$0.0000	$0.0036

February 2025	$0.0032	$0.0000	$0.0000	$0.0032

March 2025	$0.0033	$0.0000	$0.0000	$0.0033

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Distribution Information	(Cont.)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0040	$0.0000	$0.0000	$0.0040

November 2024	$0.0038	$0.0000	$0.0000	$0.0038

December 2024	$0.0037	$0.0000	$0.0000	$0.0037

January 2025	$0.0036	$0.0000	$0.0000	$0.0036

February 2025	$0.0032	$0.0000	$0.0000	$0.0032

March 2025	$0.0033	$0.0000	$0.0000	$0.0033

PIMCO Low Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0324	$0.0000	$0.0000	$0.0324

November 2024	$0.0334	$0.0000	$0.0000	$0.0334

December 2024	$0.0324	$0.0000	$0.0000	$0.0324

January 2025	$0.0324	$0.0000	$0.0000	$0.0324

February 2025	$0.0296	$0.0000	$0.0000	$0.0296

March 2025	$0.0329	$0.0000	$0.0000	$0.0329

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0316	$0.0000	$0.0000	$0.0316

November 2024	$0.0326	$0.0000	$0.0000	$0.0326

December 2024	$0.0316	$0.0000	$0.0000	$0.0316

January 2025	$0.0316	$0.0000	$0.0000	$0.0316

February 2025	$0.0289	$0.0000	$0.0000	$0.0289

March 2025	$0.0321	$0.0000	$0.0000	$0.0321

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0311	$0.0000	$0.0000	$0.0311

November 2024	$0.0322	$0.0000	$0.0000	$0.0322

December 2024	$0.0312	$0.0000	$0.0000	$0.0312

January 2025	$0.0312	$0.0000	$0.0000	$0.0312

February 2025	$0.0286	$0.0000	$0.0000	$0.0286

March 2025	$0.0318	$0.0000	$0.0000	$0.0318

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0305	$0.0000	$0.0000	$0.0305

November 2024	$0.0314	$0.0000	$0.0000	$0.0314

December 2024	$0.0304	$0.0000	$0.0000	$0.0304

January 2025	$0.0304	$0.0000	$0.0000	$0.0304

February 2025	$0.0278	$0.0000	$0.0000	$0.0278

March 2025	$0.0310	$0.0000	$0.0000	$0.0310

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0301	$0.0000	$0.0000	$0.0301

November 2024	$0.0311	$0.0000	$0.0000	$0.0311

December 2024	$0.0301	$0.0000	$0.0000	$0.0301

January 2025	$0.0301	$0.0000	$0.0000	$0.0301

February 2025	$0.0276	$0.0000	$0.0000	$0.0276

March 2025	$0.0307	$0.0000	$0.0000	$0.0307

106	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0274	$0.0000	$0.0000	$0.0274

November 2024	$0.0284	$0.0000	$0.0000	$0.0284

December 2024	$0.0274	$0.0000	$0.0000	$0.0274

January 2025	$0.0272	$0.0000	$0.0000	$0.0272

February 2025	$0.0251	$0.0000	$0.0000	$0.0251

March 2025	$0.0281	$0.0000	$0.0000	$0.0281

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0258	$0.0000	$0.0000	$0.0258

November 2024	$0.0269	$0.0000	$0.0000	$0.0269

December 2024	$0.0257	$0.0000	$0.0000	$0.0257

January 2025	$0.0256	$0.0000	$0.0000	$0.0256

February 2025	$0.0237	$0.0000	$0.0000	$0.0237

March 2025	$0.0266	$0.0000	$0.0000	$0.0266

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0278	$0.0000	$0.0000	$0.0278

November 2024	$0.0288	$0.0000	$0.0000	$0.0288

December 2024	$0.0277	$0.0000	$0.0000	$0.0277

January 2025	$0.0276	$0.0000	$0.0000	$0.0276

February 2025	$0.0254	$0.0000	$0.0000	$0.0254

March 2025	$0.0285	$0.0000	$0.0000	$0.0285

PIMCO Low Duration Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0313	$0.0000	$0.0000	$0.0313

November 2024	$0.0315	$0.0000	$0.0000	$0.0315

December 2024	$0.0297	$0.0000	$0.0000	$0.0297

January 2025	$0.0297	$0.0000	$0.0000	$0.0297

February 2025	$0.0271	$0.0000	$0.0000	$0.0271

March 2025	$0.0281	$0.0000	$0.0000	$0.0281

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0293	$0.0000	$0.0000	$0.0293

November 2024	$0.0295	$0.0000	$0.0000	$0.0295

December 2024	$0.0277	$0.0000	$0.0000	$0.0277

January 2025	$0.0277	$0.0000	$0.0000	$0.0277

February 2025	$0.0253	$0.0000	$0.0000	$0.0253

March 2025	$0.0262	$0.0000	$0.0000	$0.0262

PIMCO Low Duration ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0283	$0.0000	$0.0000	$0.0283

November 2024	$0.0285	$0.0000	$0.0000	$0.0285

December 2024	$0.0276	$0.0000	$0.0000	$0.0276

January 2025	$0.0284	$0.0000	$0.0000	$0.0284

February 2025	$0.0257	$0.0000	$0.0000	$0.0257

March 2025	$0.0265	$0.0000	$0.0000	$0.0265

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0275	$0.0000	$0.0000	$0.0275

November 2024	$0.0277	$0.0000	$0.0000	$0.0277

December 2024	$0.0268	$0.0000	$0.0000	$0.0268

January 2025	$0.0276	$0.0000	$0.0000	$0.0276

February 2025	$0.0250	$0.0000	$0.0000	$0.0250

March 2025	$0.0258	$0.0000	$0.0000	$0.0258

PIMCO Short Asset Investment Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0413	$0.0000	$0.0000	$0.0413

November 2024	$0.0408	$0.0000	$0.0000	$0.0408

December 2024	$0.0395	$0.0000	$0.0000	$0.0395

January 2025	$0.0400	$0.0000	$0.0000	$0.0400

February 2025	$0.0359	$0.0000	$0.0000	$0.0359

March 2025	$0.0366	$0.0000	$0.0000	$0.0366

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0414	$0.0000	$0.0000	$0.0414

November 2024	$0.0409	$0.0000	$0.0000	$0.0409

December 2024	$0.0396	$0.0000	$0.0000	$0.0396

January 2025	$0.0401	$0.0000	$0.0000	$0.0401

February 2025	$0.0360	$0.0000	$0.0000	$0.0360

March 2025	$0.0367	$0.0000	$0.0000	$0.0367

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0405	$0.0000	$0.0000	$0.0405

November 2024	$0.0399	$0.0000	$0.0000	$0.0399

December 2024	$0.0387	$0.0000	$0.0000	$0.0387

January 2025	$0.0391	$0.0000	$0.0000	$0.0391

February 2025	$0.0351	$0.0000	$0.0000	$0.0351

March 2025	$0.0358	$0.0000	$0.0000	$0.0358

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0401	$0.0000	$0.0000	$0.0401

November 2024	$0.0394	$0.0000	$0.0000	$0.0394

December 2024	$0.0382	$0.0000	$0.0000	$0.0382

January 2025	$0.0387	$0.0000	$0.0000	$0.0387

February 2025	$0.0348	$0.0000	$0.0000	$0.0348

March 2025	$0.0354	$0.0000	$0.0000	$0.0354

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0392	$0.0000	$0.0000	$0.0392

November 2024	$0.0387	$0.0000	$0.0000	$0.0387

December 2024	$0.0374	$0.0000	$0.0000	$0.0374

January 2025	$0.0378	$0.0000	$0.0000	$0.0378

February 2025	$0.0340	$0.0000	$0.0000	$0.0340

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

108	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0384	$0.0000	$0.0000	$0.0384

November 2024	$0.0378	$0.0000	$0.0000	$0.0378

December 2024	$0.0366	$0.0000	$0.0000	$0.0366

January 2025	$0.0370	$0.0000	$0.0000	$0.0370

February 2025	$0.0332	$0.0000	$0.0000	$0.0332

March 2025	$0.0338	$0.0000	$0.0000	$0.0338

PIMCO Short-Term Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0407	$0.0000	$0.0000	$0.0407

November 2024	$0.0407	$0.0000	$0.0000	$0.0407

December 2024	$0.0402	$0.0000	$0.0000	$0.0402

January 2025	$0.0401	$0.0000	$0.0000	$0.0401

February 2025	$0.0369	$0.0000	$0.0000	$0.0369

March 2025	$0.0375	$0.0000	$0.0000	$0.0375

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0399	$0.0000	$0.0000	$0.0399

November 2024	$0.0398	$0.0000	$0.0000	$0.0398

December 2024	$0.0394	$0.0000	$0.0000	$0.0394

January 2025	$0.0393	$0.0000	$0.0000	$0.0393

February 2025	$0.0362	$0.0000	$0.0000	$0.0362

March 2025	$0.0367	$0.0000	$0.0000	$0.0367

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0395	$0.0000	$0.0000	$0.0395

November 2024	$0.0394	$0.0000	$0.0000	$0.0394

December 2024	$0.0390	$0.0000	$0.0000	$0.0390

January 2025	$0.0388	$0.0000	$0.0000	$0.0388

February 2025	$0.0358	$0.0000	$0.0000	$0.0358

March 2025	$0.0364	$0.0000	$0.0000	$0.0364

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0386	$0.0000	$0.0000	$0.0386

November 2024	$0.0386	$0.0000	$0.0000	$0.0386

December 2024	$0.0382	$0.0000	$0.0000	$0.0382

January 2025	$0.0380	$0.0000	$0.0000	$0.0380

February 2025	$0.0351	$0.0000	$0.0000	$0.0351

March 2025	$0.0356	$0.0000	$0.0000	$0.0356

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0387	$0.0000	$0.0000	$0.0387

November 2024	$0.0386	$0.0000	$0.0000	$0.0386

December 2024	$0.0382	$0.0000	$0.0000	$0.0382

January 2025	$0.0380	$0.0000	$0.0000	$0.0380

February 2025	$0.0351	$0.0000	$0.0000	$0.0351

March 2025	$0.0356	$0.0000	$0.0000	$0.0356

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0362	$0.0000	$0.0000	$0.0362

November 2024	$0.0361	$0.0000	$0.0000	$0.0361

December 2024	$0.0357	$0.0000	$0.0000	$0.0357

January 2025	$0.0355	$0.0000	$0.0000	$0.0355

February 2025	$0.0328	$0.0000	$0.0000	$0.0328

March 2025	$0.0333	$0.0000	$0.0000	$0.0333

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0366	$0.0000	$0.0000	$0.0366

November 2024	$0.0366	$0.0000	$0.0000	$0.0366

December 2024	$0.0361	$0.0000	$0.0000	$0.0361

January 2025	$0.0359	$0.0000	$0.0000	$0.0359

February 2025	$0.0332	$0.0000	$0.0000	$0.0332

March 2025	$0.0337	$0.0000	$0.0000	$0.0337

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

110	PIMCO SHORT DURATION STRATEGY FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Government Money Market Fund	0.00%	0.00%	$165,664	$0

PIMCO Low Duration Fund	0.00%	0.00%	202,169	0

PIMCO Low Duration Fund II	0.00%	0.00%	11,572	0

PIMCO Low Duration ESG Fund	0.00%	0.00%	11,192	0

PIMCO Short Asset Investment Fund	0.00%	0.00%	100,546	0

PIMCO Short-Term Fund	0.00%	0.00%	322,878	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

112	PIMCO SHORT DURATION STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

114	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSSHDURFSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Inflation Response Multi-Asset Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are each intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject each Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as, for PIMCO CommoditiesPLUS® Strategy Fund, the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). The cost of investing in the PIMCO Inflation Response Multi-Asset Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO REAL RETURN STRATEGY FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	Diversified
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	—	Diversified
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	09/15/22	—	08/31/11	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the

Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge,

4	PIMCO REAL RETURN STRATEGY FUNDS

upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

03/31/2025	$12.40	$0.65	$(0.30)	$0.35	$(0.62)	$0.00	$0.00	$(0.62)

03/31/2024	13.87	0.64	(1.52)	(0.88)	(0.43)	0.00	(0.16)	(0.59)

03/31/2023(e)	19.83	0.88	(5.08)	(4.20)	(1.32)	(0.44)	0.00	(1.76)

03/31/2022(e)	21.84	1.47	0.21	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.23	0.36	2.40	2.76	(0.81)	(8.34)	0.00	(9.15)
I-2

03/31/2025	12.40	0.67	(0.33)	0.34	(0.61)	0.00	0.00	(0.61)

03/31/2024	13.87	0.59	(1.49)	(0.90)	(0.41)	0.00	(0.16)	(0.57)

03/31/2023(e)	19.83	1.36	(5.57)	(4.21)	(1.31)	(0.44)	0.00	(1.75)

03/31/2022(e)	21.84	1.50	0.18	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.20	0.54	2.22	2.76	(0.78)	(8.34)	0.00	(9.12)

PIMCO Real Return Fund
Institutional Class

03/31/2025	$10.03	$0.36	$0.33	$0.69	$(0.35)	$0.00	$(0.01)	$(0.36)

03/31/2024	10.25	0.33	(0.23)	0.10	(0.25)	0.00	(0.07)	(0.32)

03/31/2023	11.78	0.66	(1.40)	(0.74)	(0.75)	(0.04)	0.00	(0.79)

03/31/2022	12.06	0.75	(0.28)	0.47	(0.75)	0.00	0.00	(0.75)

03/31/2021	11.29	0.17	0.93	1.10	(0.33)	0.00	0.00	(0.33)
I-2

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.33	(0.24)	0.09	(0.24)	0.00	(0.07)	(0.31)

03/31/2023	11.78	0.70	(1.45)	(0.75)	(0.74)	(0.04)	0.00	(0.78)

03/31/2022	12.06	0.74	(0.28)	0.46	(0.74)	0.00	0.00	(0.74)

03/31/2021	11.29	0.16	0.93	1.09	(0.32)	0.00	0.00	(0.32)
I-3

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.31	(0.23)	0.08	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	11.78	0.67	(1.43)	(0.76)	(0.73)	(0.04)	0.00	(0.77)

03/31/2022	12.06	0.72	(0.27)	0.45	(0.73)	0.00	0.00	(0.73)

03/31/2021	11.29	0.18	0.90	1.08	(0.31)	0.00	0.00	(0.31)
Administrative Class

03/31/2025	10.03	0.33	0.34	0.67	(0.33)	0.00	(0.01)	(0.34)

03/31/2024	10.25	0.29	(0.22)	0.07	(0.22)	0.00	(0.07)	(0.29)

03/31/2023	11.78	0.65	(1.42)	(0.77)	(0.72)	(0.04)	0.00	(0.76)

03/31/2022	12.06	0.77	(0.33)	0.44	(0.72)	0.00	0.00	(0.72)

03/31/2021	11.29	0.15	0.92	1.07	(0.30)	0.00	0.00	(0.30)
Class A

03/31/2025	10.03	0.32	0.33	0.65	(0.31)	0.00	(0.01)	(0.32)

03/31/2024	10.25	0.29	(0.23)	0.06	(0.21)	0.00	(0.07)	(0.28)

03/31/2023	11.78	0.64	(1.43)	(0.79)	(0.70)	(0.04)	0.00	(0.74)

03/31/2022	12.06	0.70	(0.28)	0.42	(0.70)	0.00	0.00	(0.70)

03/31/2021	11.29	0.12	0.93	1.05	(0.28)	0.00	0.00	(0.28)
Class C

03/31/2025	10.03	0.28	0.32	0.60	(0.26)	0.00	(0.01)	(0.27)

03/31/2024	10.25	0.25	(0.24)	0.01	(0.16)	0.00	(0.07)	(0.23)

03/31/2023	11.78	0.59	(1.43)	(0.84)	(0.65)	(0.04)	0.00	(0.69)

03/31/2022	12.06	0.64	(0.28)	0.36	(0.64)	0.00	0.00	(0.64)

03/31/2021	11.29	0.03	0.96	0.99	(0.22)	0.00	0.00	(0.22)
Class R

03/31/2025	10.03	0.29	0.34	0.63	(0.29)	0.00	(0.01)	(0.30)

03/31/2024	10.25	0.26	(0.22)	0.04	(0.19)	0.00	(0.07)	(0.26)

03/31/2023	11.78	0.60	(1.41)	(0.81)	(0.68)	(0.04)	0.00	(0.72)

03/31/2022	12.06	0.67	(0.28)	0.39	(0.67)	0.00	0.00	(0.67)

03/31/2021	11.29	0.09	0.93	1.02	(0.25)	0.00	0.00	(0.25)

6	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$12.13	2.99%	$403,632	2.33%	2.33%	0.50%	0.50%	5.33%	188%

12.40	(6.36)	386,532	2.28	2.28	0.50	0.50	5.06	141

13.87	(21.71)	705,990	1.48	1.48	0.50	0.50	6.10	103

19.83	6.84	406,108	0.54	0.54	0.50	0.50	6.53	127

21.84	7.40	583,525	0.60	0.60	0.50	0.50	1.28	271

12.13	2.89	6,667	2.43	2.43	0.60	0.60	5.56	188

12.40	(6.45)	9,121	2.38	2.38	0.60	0.60	4.72	141

13.87	(21.79)	11,424	1.58	1.58	0.60	0.60	8.94	103

19.83	6.73	18,022	0.64	0.64	0.60	0.60	6.70	127

21.84	7.41	29,244	0.70	0.70	0.60	0.60	1.97	271

$10.36	7.06%	$5,551,497	0.55%	0.55%	0.45%	0.45%	3.56%	227%

10.03	1.05	5,652,426	0.50	0.50	0.45	0.45	3.33	134

10.25	(6.38)	6,773,169	0.67	0.67	0.45	0.45	6.24	71

11.78	3.86	7,725,995	0.47	0.47	0.45	0.45	6.18	104

12.06	9.75	7,164,153	0.47	0.47	0.45	0.45	1.42	225

10.36	6.96	598,105	0.65	0.65	0.55	0.55	3.45	227

10.03	0.95	679,467	0.60	0.60	0.55	0.55	3.31	134

10.25	(6.48)	1,085,452	0.77	0.77	0.55	0.55	6.59	71

11.78	3.75	1,693,296	0.57	0.57	0.55	0.55	6.03	104

12.06	9.64	1,202,563	0.57	0.57	0.55	0.55	1.34	225

10.36	6.90	17,736	0.70	0.75	0.60	0.65	3.52	227

10.03	0.90	23,312	0.65	0.70	0.60	0.65	3.15	134

10.25	(6.52)	36,048	0.82	0.87	0.60	0.65	6.32	71

11.78	3.70	47,216	0.62	0.67	0.60	0.65	5.90	104

12.06	9.58	27,902	0.62	0.67	0.60	0.65	1.47	225

10.36	6.80	311,446	0.80	0.80	0.70	0.70	3.32	227

10.03	0.80	366,693	0.75	0.75	0.70	0.70	2.89	134

10.25	(6.62)	316,258	0.92	0.92	0.70	0.70	6.17	71

11.78	3.60	382,874	0.72	0.72	0.70	0.70	6.29	104

12.06	9.47	836,823	0.72	0.72	0.70	0.70	1.24	225

10.36	6.64	997,486	0.95	0.95	0.85	0.85	3.17	227

10.03	0.65	1,116,152	0.90	0.90	0.85	0.85	2.94	134

10.25	(6.76)	1,424,744	1.07	1.07	0.85	0.85	6.09	71

11.78	3.44	1,825,061	0.87	0.87	0.85	0.85	5.76	104

12.06	9.31	1,794,767	0.87	0.87	0.85	0.85	0.97	225

10.36	6.11	35,415	1.45	1.45	1.35	1.35	2.76	227

10.03	0.15	53,255	1.40	1.40	1.35	1.35	2.57	134

10.25	(7.23)	94,406	1.57	1.57	1.35	1.35	5.61	71

11.78	2.93	123,275	1.37	1.37	1.35	1.35	5.22	104

12.06	8.75	74,017	1.37	1.37	1.35	1.35	0.21	225

10.36	6.37	172,903	1.20	1.20	1.10	1.10	2.90	227

10.03	0.40	178,173	1.15	1.15	1.10	1.10	2.67	134

10.25	(6.99)	211,686	1.32	1.32	1.10	1.10	5.71	71

11.78	3.19	247,703	1.12	1.12	1.10	1.10	5.51	104

12.06	9.04	241,998	1.12	1.12	1.10	1.10	0.73	225

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

03/31/2025	$24.88	$0.70	$1.65	$2.35	$(0.60)	$0.00	$0.00	$(0.60)

03/31/2024	23.18	0.47	1.23	1.70	0.00	0.00	0.00	0.00

03/31/2023(f)	34.08	1.72	(9.37)	(7.65)	(1.64)	(1.61)	0.00	(3.25)

03/31/2022(f)	35.40	2.24	8.56	10.80	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	27.12	0.44	11.60	12.04	(2.56)	(1.20)	0.00	(3.76)
I-2

03/31/2025	23.82	0.59	1.63	2.22	(0.58)	0.00	0.00	(0.58)

03/31/2024	22.22	0.44	1.16	1.60	0.00	0.00	0.00	0.00

03/31/2023(f)	32.84	1.80	(9.19)	(7.39)	(1.62)	(1.61)	0.00	(3.23)

03/31/2022(f)	34.44	2.16	8.36	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.48	0.40	11.32	11.72	(2.56)	(1.20)	0.00	(3.76)
I-3

03/31/2025	23.98	0.62	1.62	2.24	(0.56)	0.00	0.00	(0.56)

03/31/2024	22.39	0.44	1.15	1.59	0.00	0.00	0.00	0.00

03/31/2023(f)	33.04	2.12	(9.56)	(7.44)	(1.60)	(1.61)	0.00	(3.21)

03/31/2022(f)	34.64	1.80	8.72	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.56	0.56	11.24	11.80	(2.52)	(1.20)	0.00	(3.72)
Class A

03/31/2025	20.02	0.47	1.33	1.80	(0.52)	0.00	0.00	(0.52)

03/31/2024	18.73	0.29	1.00	1.29	0.00	0.00	0.00	0.00

03/31/2023(f)	28.36	1.32	(7.76)	(6.44)	(1.58)	(1.61)	0.00	(3.19)

03/31/2022(f)	31.08	1.84	7.48	9.32	(9.48)	(2.56)	0.00	(12.04)

03/31/2021(f)	24.20	0.28	10.28	10.56	(2.48)	(1.20)	0.00	(3.68)
Class C

03/31/2025	13.83	0.21	0.92	1.13	(0.45)	0.00	0.00	(0.45)

03/31/2024	13.04	0.13	0.66	0.79	0.00	0.00	0.00	0.00

03/31/2023(f)	21.04	0.94	(5.82)	(4.88)	(1.51)	(1.61)	0.00	(3.12)

03/31/2022(f)	25.56	1.24	6.16	7.40	(9.36)	(2.56)	0.00	(11.92)

03/31/2021(f)	20.40	0.04	8.56	8.60	(2.24)	(1.20)	0.00	(3.44)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class

03/31/2025	$7.11	$0.25	$0.03	$0.28	$(0.55)	$0.00	$0.00	$(0.55)

03/31/2024	6.60	0.26	0.42	0.68	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.27	0.18	(0.61)	(0.43)	(2.23)	(0.01)	0.00	(2.24)

03/31/2022	11.26	0.01	4.55	4.56	(6.55)	0.00	0.00	(6.55)

03/31/2021(g)	6.58	0.01	4.71	4.72	(0.04)	0.00	0.00	(0.04)
I-2

03/31/2025	7.00	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.50	0.25	0.41	0.66	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.16	0.16	(0.59)	(0.43)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.19	0.00	4.51	4.51	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.70	4.69	(0.04)	0.00	0.00	(0.04)
I-3

03/31/2025	6.97	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.48	0.25	0.40	0.65	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.13	0.15	(0.57)	(0.42)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.17	0.00	4.50	4.50	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.67	4.66	(0.03)	0.00	0.00	(0.03)
Class A

03/31/2025	6.75	0.21	0.03	0.24	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.28	0.22	0.39	0.61	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.92	0.14	(0.57)	(0.43)	(2.20)	(0.01)	0.00	(2.21)

03/31/2022	11.06	(0.03)	4.41	4.38	(6.52)	0.00	0.00	(6.52)

03/31/2021(g)	6.48	(0.04)	4.64	4.60	(0.02)	0.00	0.00	(0.02)

8	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$26.63	9.49%	$390,808	5.49%		5.49%		0.74%		0.74%		2.70%	165%

24.88	7.33	403,131	6.09		6.09		0.74		0.74		2.05	112

23.18	(22.64)	518,027	3.11		3.11		0.74		0.74		6.41	84

34.08	31.78	984,649	0.79		0.79		0.74		0.74		6.05	148

35.40	46.42	1,117,020	0.85		0.85		0.74		0.74		1.35	264

25.46	9.38	14,552	5.59		5.59		0.84		0.84		2.37	165

23.82	7.20	17,019	6.14	(h)	6.14	(h)	0.84	(h)	0.84	(h)	2.02	112

22.22	(22.71)	47,894	3.14	(h)	3.14	(h)	0.84	(h)	0.84	(h)	6.90	84

32.84	31.80	75,810	0.89		0.89		0.84		0.84		5.97	148

34.44	46.22	33,838	0.95		0.95		0.84		0.84		1.28	264

25.66	9.39	1,127	5.64		5.69		0.89		0.94		2.46	165

23.98	7.10	1,596	6.19	(g)(h)	6.24	(h)	0.89	(h)	0.94	(h)	2.00	112

22.39	(22.73)	3,198	2.88	(g)(h)	2.93	(h)	0.89	(h)	0.94	(h)	7.88	84

33.04	31.63	10,131	0.94		0.99		0.89		0.94		5.17	148

34.64	46.37	628	1.00		1.05		0.89		0.94		1.81	264

21.30	9.08	90,568	5.89		5.89		1.14		1.14		2.22	165

20.02	6.89	103,478	6.49		6.49		1.14		1.14		1.58	112

18.73	(22.94)	129,480	3.63	(h)	3.63	(h)	1.14	(h)	1.14	(h)	5.98	84

28.36	31.30	196,578	1.19		1.19		1.14		1.14		5.77	148

31.08	45.77	141,312	1.25		1.25		1.14		1.14		0.98	264

14.51	8.28	3,227	6.64		6.64		1.89		1.89		1.47	165

13.83	6.06	4,962	7.24		7.24		1.89		1.89		1.04	112

13.04	(23.53)	9,171	4.19	(h)	4.19	(h)	1.89	(h)	1.89	(h)	5.78	84

21.04	30.36	20,310	1.94		1.94		1.89		1.89		4.95	148

25.56	44.54	14,835	2.00		2.00		1.89		1.89		0.10	264

$6.84	4.47%	$2,074,925	0.82%		0.98%		0.74%		0.90%		3.69%	201%

7.11	10.39	2,169,504	0.83		1.00		0.74		0.91		3.88	224

6.60	(6.32)	2,084,477	0.81		0.98		0.74		0.91		2.32	247

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09	556

11.26	71.97	1,394,694	0.74		0.97		0.74		0.97		0.08	560

6.72	4.31	2,437,546	0.92		1.08		0.84		1.00		3.58	201

7.00	10.30	2,056,782	0.93		1.10		0.84		1.01		3.79	224

6.50	(6.39)	1,678,525	0.91		1.08		0.84		1.01		2.08	247

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)	556

11.19	71.87	1,125,181	0.84		1.07		0.84		1.07		(0.06)	560

6.69	4.28	29,920	0.97		1.18		0.89		1.10		3.51	201

6.97	10.16	20,718	0.98		1.20		0.89		1.11		3.77	224

6.48	(6.37)	12,368	0.96		1.18		0.89		1.11		1.90	247

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)	556

11.17	71.47	22,592	0.89		1.17		0.89		1.17		(0.10)	560

6.46	3.96	130,549	1.27		1.43		1.19		1.35		3.25	201

6.75	9.84	121,855	1.28		1.45		1.19		1.36		3.42	224

6.28	(6.61)	122,821	1.26		1.43		1.19		1.36		1.80	247

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)	556

11.06	71.06	92,269	1.19		1.42		1.19		1.42		(0.40)	560

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)
Class C

03/31/2025	$5.72	$0.14	$0.01	$0.15	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2024	5.34	0.15	0.34	0.49	(0.11)	0.00	0.00	(0.11)

03/31/2023	7.93	0.07	(0.49)	(0.42)	(2.16)	(0.01)	0.00	(2.17)

03/31/2022	10.48	(0.08)	4.03	3.95	(6.50)	0.00	0.00	(6.50)

03/31/2021(g)	6.16	(0.09)	4.41	4.32	0.00	0.00	0.00	0.00

PIMCO CommodityRealReturn Strategy Fund® (Consolidated)
Institutional Class

03/31/2025	$13.16	$0.60	$1.11	$1.71	$(0.39)	$0.00	$0.00	$(0.39)

03/31/2024	13.43	0.37	(0.53)	(0.16)	(0.11)	0.00	0.00	(0.11)

03/31/2023(e)	22.26	0.91	(3.79)	(2.88)	(5.95)	0.00	0.00	(5.95)

03/31/2022(e)	19.26	0.90	7.89	8.79	(5.79)	0.00	0.00	(5.79)

03/31/2021(e)	12.78	0.18	6.51	6.69	(0.21)	0.00	0.00	(0.21)
I-2

03/31/2025	13.05	0.55	1.13	1.68	(0.38)	0.00	0.00	(0.38)

03/31/2024	13.32	0.36	(0.53)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.93	(3.81)	(2.88)	(5.94)	0.00	0.00	(5.94)

03/31/2022(e)	19.17	0.87	7.86	8.73	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.45	6.63	(0.21)	0.00	0.00	(0.21)
I-3

03/31/2025	13.05	0.53	1.15	1.68	(0.37)	0.00	0.00	(0.37)

03/31/2024	13.32	0.35	(0.52)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.91	(3.80)	(2.89)	(5.93)	0.00	0.00	(5.93)

03/31/2022(e)	19.20	0.96	7.74	8.70	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.48	6.66	(0.21)	0.00	0.00	(0.21)
Administrative Class

03/31/2025	12.57	0.50	1.10	1.60	(0.36)	0.00	0.00	(0.36)

03/31/2024	12.84	0.31	(0.49)	(0.18)	(0.09)	0.00	0.00	(0.09)

03/31/2023(e)	21.57	0.77	(3.58)	(2.81)	(5.92)	0.00	0.00	(5.92)

03/31/2022(e)	18.81	0.90	7.59	8.49	(5.73)	0.00	0.00	(5.73)

03/31/2021(e)	12.51	0.15	6.36	6.51	(0.21)	0.00	0.00	(0.21)
Class A

03/31/2025	12.41	0.48	1.08	1.56	(0.34)	0.00	0.00	(0.34)

03/31/2024	12.69	0.29	(0.49)	(0.20)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	21.39	0.79	(3.61)	(2.82)	(5.88)	0.00	0.00	(5.88)

03/31/2022(e)	18.72	0.78	7.59	8.37	(5.70)	0.00	0.00	(5.70)

03/31/2021(e)	12.42	0.09	6.39	6.48	(0.18)	0.00	0.00	(0.18)
Class C

03/31/2025	10.92	0.34	0.94	1.28	(0.26)	0.00	0.00	(0.26)

03/31/2024	11.25	0.19	(0.46)	(0.27)	(0.06)	0.00	0.00	(0.06)

03/31/2023(e)	19.68	0.59	(3.24)	(2.65)	(5.78)	0.00	0.00	(5.78)

03/31/2022(e)	17.61	0.60	7.08	7.68	(5.61)	0.00	0.00	(5.61)

03/31/2021(e)	11.76	(0.03)	5.97	5.94	(0.09)	0.00	0.00	(0.09)
Class R

03/31/2025	11.76	0.42	1.02	1.44	(0.31)	0.00	0.00	(0.31)

03/31/2024	12.05	0.26	(0.47)	(0.21)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	20.64	0.67	(3.41)	(2.74)	(5.85)	0.00	0.00	(5.85)

03/31/2022(e)	18.24	0.72	7.35	8.07	(5.67)	0.00	0.00	(5.67)

03/31/2021(e)	12.12	0.06	6.21	6.27	(0.15)	0.00	0.00	(0.15)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

03/31/2025	$8.20	$0.22	$0.55	$0.77	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2024	7.65	0.17	0.40	0.57	(0.02)	0.00	0.00	(0.02)

03/31/2023	9.17	0.34	(0.94)	(0.60)	(0.88)	(0.04)	0.00	(0.92)

03/31/2022	8.98	0.32	1.03	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.10	1.68	1.78	(0.07)	0.00	0.00	(0.07)

10	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$5.38	3.14%	$11,209	2.02%	2.18%	1.94%	2.10%	2.50%	201%

5.72	9.25	12,851	2.03	2.20	1.94	2.11	2.67	224

5.34	(7.44)	14,296	2.01	2.18	1.94	2.11	1.04	247

7.93	59.80	15,780	1.93	2.14	1.93	2.14	(1.09)	556

10.48	70.23	4,976	1.94	2.17	1.94	2.17	(1.14)	560

$14.48	13.27%	$2,192,325	0.90%	0.98%	0.74%	0.82%	4.47%	268%

13.16	(1.16)	3,606,301	1.00	1.07	0.74	0.81	2.80	172

13.43	(16.05)	4,165,112	0.99	1.05	0.74	0.80	5.09	77

22.26	52.80	6,756,668	0.75	0.87	0.73	0.85	4.48	120

19.26	52.89	2,361,604	0.82	0.99	0.74	0.91	1.16	260

14.35	13.15	1,091,523	1.00	1.08	0.84	0.92	4.09	268

13.05	(1.28)	1,002,812	1.10	1.17	0.84	0.91	2.75	172

13.32	(16.17)	1,285,827	1.09	1.15	0.84	0.90	5.20	77

22.14	52.78	2,363,782	0.85	0.97	0.83	0.95	4.47	120

19.17	52.47	1,526,009	0.92	1.09	0.84	1.01	1.03	260

14.36	13.17	49,180	1.05	1.18	0.89	1.02	3.97	268

13.05	(1.30)	44,250	1.15	1.27	0.89	1.01	2.68	172

13.32	(16.24)	53,447	1.14	1.25	0.89	1.00	5.09	77

22.14	52.53	90,359	0.90	1.07	0.88	1.05	4.77	120

19.20	52.67	21,505	0.97	1.19	0.89	1.11	1.08	260

13.81	13.04	129,900	1.15	1.23	0.99	1.07	3.93	268

12.57	(1.39)	105,029	1.25	1.32	0.99	1.06	2.51	172

12.84	(16.31)	108,233	1.24	1.30	0.99	1.05	4.56	77

21.57	52.42	119,491	1.00	1.12	0.98	1.10	4.67	120

18.81	52.42	143,402	1.07	1.24	0.99	1.16	0.82	260

13.63	12.81	222,318	1.35	1.43	1.19	1.27	3.77	268

12.41	(1.57)	254,986	1.45	1.52	1.19	1.26	2.38	172

12.69	(16.47)	326,255	1.44	1.50	1.19	1.25	4.63	77

21.39	51.98	500,794	1.20	1.32	1.18	1.30	4.10	120

18.72	52.49	263,343	1.27	1.44	1.19	1.36	0.64	260

11.94	11.98	29,572	2.10	2.18	1.94	2.02	3.07	268

10.92	(2.35)	35,836	2.20	2.27	1.94	2.01	1.70	172

11.25	(17.10)	57,276	2.19	2.25	1.94	2.00	3.85	77

19.68	51.10	82,601	1.95	2.07	1.93	2.05	3.36	120

17.61	50.90	24,089	2.02	2.19	1.94	2.11	(0.13)	260

12.89	12.52	31,133	1.60	1.68	1.44	1.52	3.53	268

11.76	(1.77)	32,975	1.70	1.77	1.44	1.51	2.18	172

12.05	(16.70)	46,419	1.69	1.75	1.44	1.50	4.19	77

20.64	51.58	54,428	1.45	1.57	1.43	1.55	3.89	120

18.24	52.07	28,868	1.52	1.69	1.44	1.61	0.39	260

$8.66	9.65%	$1,724,056	1.84%	2.10%	0.63%	0.89%	2.64%	322%

8.20	7.39	1,672,893	1.89	2.11	0.64	0.86	2.24	219

7.65	(6.62)	1,799,484	0.78	0.94	0.66	0.82	4.11	130

9.17	15.64	2,253,027	0.65	0.82	0.64	0.81	3.48	211

8.98	24.55	1,376,552	0.66	0.86	0.62	0.82	1.17	394

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
I-2

03/31/2025	$8.19	$0.22	$0.54	$0.76	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2024	7.63	0.18	0.38	0.56	0.00	0.00	0.00	0.00

03/31/2023	9.16	0.35	(0.97)	(0.62)	(0.87)	(0.04)	0.00	(0.91)

03/31/2022	8.97	0.31	1.04	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.09	1.68	1.77	(0.07)	0.00	0.00	(0.07)
I-3

03/31/2025	8.18	0.20	0.56	0.76	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.64	0.11	0.45	0.56	(0.02)	0.00	0.00	(0.02)

09/15/2022 - 03/31/2023	7.99	0.11	(0.01)	0.10	(0.41)	(0.04)	0.00	(0.45)
Class A

03/31/2025	8.01	0.19	0.52	0.71	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.49	0.15	0.37	0.52	0.00	0.00	0.00	0.00

03/31/2023	9.01	0.31	(0.95)	(0.64)	(0.84)	(0.04)	0.00	(0.88)

03/31/2022	8.85	0.27	1.03	1.30	(1.14)	0.00	0.00	(1.14)

03/31/2021	7.18	0.07	1.65	1.72	(0.05)	0.00	0.00	(0.05)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(f)	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(g)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(h)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(i)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.65	9.53%	$51,849	1.94%		2.20%		0.73%		0.99%		2.70%		322%

8.19	7.38	79,872	1.93	(h)	2.15	(h)	0.74	(h)	0.96	(h)	2.37		219

7.63	(6.84)	188,597	0.88		1.04		0.76		0.92		4.27		130

9.16	15.63	300,570	0.75		0.92		0.74		0.91		3.38		211

8.97	24.37	43,100	0.76		0.96		0.72		0.92		1.06		394

8.64	9.55	16,701	1.99		2.30		0.78		1.09		2.36		322

8.18	7.31	7,087	2.18	(h)	2.45	(h)	0.79	(h)	1.06	(h)	1.35		219

7.64	1.32	399	1.20	(h)*	1.41	(h)*	0.81	(h)*	1.02	(h)*	2.76	*	130

8.45	9.14	27,222	2.29		2.55		1.08		1.34		2.28		322

8.01	6.94	37,440	2.34		2.56		1.09		1.31		1.92		219

7.49	(7.13)	66,937	1.23		1.39		1.11		1.27		3.84		130

9.01	15.21	92,252	1.10		1.27		1.09		1.26		3.02		211

8.85	23.96	10,686	1.11		1.31		1.07		1.27		0.79		394

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:

Investments, at value
Investments in securities	$585,363	$9,431,792	$951,884
Investments in Affiliates	47	11,409	2,022
Financial Derivative Instruments
Exchange-traded or centrally cleared	579	11,030	937
Over the counter	818	38,849	1,237
Cash	2	0	2
Deposits with counterparty	1,450	7,092	5,474
Foreign currency, at value	1,739	12,317	1,846
Receivable for investments sold	6	129,940	58,292
Receivable for investments sold on a delayed-delivery basis	965	13,221	995
Receivable for TBA investments sold	71,960	1,672,750	98,301
Receivable for Fund shares sold	43	13,197	24
Interest and/or dividends receivable	1,151	28,614	3,416
Dividends receivable from Affiliates	2	217	29
Reimbursement receivable from PIMCO	0	1	0
Total Assets	664,125	11,370,429	1,124,459

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$132,635	$771,669	$448,893
Payable for short sales	0	44,135	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	606	11,457	1,019
Over the counter	2,257	43,823	4,500
Payable for investments purchased	0	5,881	11,122
Payable for investments in Affiliates purchased	2	248	32
Payable for TBA investments purchased	116,403	2,673,977	155,629
Deposits from counterparty	791	54,548	1,633
Payable for Fund shares redeemed	972	71,573	1,026
Distributions payable	1	3,359	0
Overdraft due to custodian	0	1,909	0
Accrued investment advisory fees	79	1,512	192
Accrued supervisory and administrative fees	80	1,405	111
Accrued distribution fees	0	108	2
Accrued servicing fees	0	237	18
Total Liabilities	253,826	3,685,841	624,177

Commitments and Contingent Liabilities^

Net Assets	$410,299	$7,684,588	$500,282

Net Assets Consist of:

Paid in capital	$636,362	$8,945,782	$554,698
Distributable earnings (accumulated loss)	(226,063)	(1,261,194)	(54,416)

Net Assets	$410,299	$7,684,588	$500,282

Cost of investments in securities	$626,081	$10,014,218	$938,484
Cost of investments in Affiliates	$47	$11,409	$2,022
Cost of foreign currency held	$1,742	$12,345	$1,836
Proceeds received on short sales	$0	$43,883	$0
Cost or premiums of financial derivative instruments, net	$(1,509)	$(33,299)	$(1,841)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:

Institutional Class	$403,632	$5,551,497	$390,808
I-2	6,667	598,105	14,552
I-3	N/A	17,736	1,127
Administrative Class	N/A	311,446	N/A
Class A	N/A	997,486	90,568
Class C	N/A	35,415	3,227
Class R	N/A	172,903	N/A

Shares Issued and Outstanding:

Institutional Class	33,277	535,908	14,674
I-2	550	57,738	572
I-3	N/A	1,712	44
Administrative Class	N/A	30,065	N/A
Class A	N/A	96,291	4,252
Class C	N/A	3,419	222
Class R	N/A	16,691	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.13	$10.36	$26.63
I-2	12.13	10.36	25.46
I-3	N/A	10.36	25.66
Administrative Class	N/A	10.36	N/A
Class A	N/A	10.36	21.30
Class C	N/A	10.36	14.51
Class R	N/A	10.36	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$5,310,519	$4,638,676	$2,543,745
Investments in Affiliates	247,860	302,588	180,284
Financial Derivative Instruments
Exchange-traded or centrally cleared	26,506	13,395	8,270
Over the counter	95,558	81,099	9,577
Cash	1,388	542	540
Deposits with counterparty	42,678	9,273	9,127
Foreign currency, at value	1,515	8,985	9,708
Receivable for investments sold	253	306	25,948
Receivable for investments sold on a delayed-delivery basis	1,394	8,010	24,871
Receivable for TBA investments sold	618,204	759,938	651,166
Receivable for Fund shares sold	5,262	2,502	4,734
Interest and/or dividends receivable	16,383	12,298	4,710
Dividends receivable from Affiliates	951	680	716
Reimbursement receivable from PIMCO	586	256	400
Other assets	0	0	62
Total Assets	6,369,057	5,838,548	3,473,858

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$596,541	$331,246
Payable for sale-buyback transactions	0	0	239,479
Payable for short sales	129,723	0	26,048
Financial Derivative Instruments
Exchange-traded or centrally cleared	36,278	13,076	9,531
Over the counter	14,987	27,629	16,497
Payable for investments purchased	742,306	136,991	25,567
Payable for investments in Affiliates purchased	983	709	743
Payable for investments purchased on a delayed-delivery basis	351	355	188
Payable for TBA investments purchased	710,675	1,257,700	988,975
Deposits from counterparty	42,869	51,284	12,181
Payable for Fund shares redeemed	3,201	5,655	2,287
Accrued investment advisory fees	2,204	1,611	833
Accrued supervisory and administrative fees	1,297	940	450
Accrued distribution fees	6	49	0
Accrued servicing fees	28	56	5
Other liabilities	0	1	0
Total Liabilities	1,684,908	2,092,597	1,654,030

Commitments and Contingent Liabilities^

Net Assets	$4,684,149	$3,745,951	$1,819,828

Net Assets Consist of:

Paid in capital	$4,480,142	$4,661,476	$1,802,722
Distributable earnings (accumulated loss)	204,007	(915,525)	17,106

Net Assets	$4,684,149	$3,745,951	$1,819,828

Cost of investments in securities	$4,992,774	$4,683,122	$2,420,355
Cost of investments in Affiliates	$250,371	$302,614	$200,516
Cost of foreign currency held	$953	$9,000	$9,686
Proceeds received on short sales	$129,642	$0	$25,632
Cost or premiums of financial derivative instruments, net	$545	$(20,435)	$(12,607)

* Includes repurchase agreements of:	$2,043,356	$253,675	$47,494

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$2,074,925	$2,192,325	$1,724,056
I-2	2,437,546	1,091,523	51,849
I-3	29,920	49,180	16,701
Administrative Class	N/A	129,900	N/A
Class A	130,549	222,318	27,222
Class C	11,209	29,572	N/A
Class R	N/A	31,133	N/A

Shares Issued and Outstanding:

Institutional Class	303,507	151,384	199,173
I-2	362,994	76,040	5,994
I-3	4,472	3,426	1,934
Administrative Class	N/A	9,407	N/A
Class A	20,216	16,312	3,220
Class C	2,085	2,477	N/A
Class R	N/A	2,416	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$6.84	$14.48	$8.66
I-2	6.72	14.35	8.65
I-3	6.69	14.36	8.64
Administrative Class	N/A	13.81	N/A
Class A	6.46	13.63	8.45
Class C	5.38	11.94	N/A
Class R	N/A	12.89	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest	$31,191	$311,218	$34,181
Dividends	1	5	6,737
Dividends from Investments in Affiliates	189	4,582	370
Total Income	31,381	315,805	41,288

Expenses:

Investment advisory fees	1,022	19,202	2,475
Supervisory and administrative fees	1,030	17,918	1,434
Distribution and/or servicing fees - Administrative Class	N/A	836	N/A
Distribution and/or servicing fees - Class A	N/A	2,594	242
Distribution and/or servicing fees - Class C	N/A	325	42
Distribution and/or servicing fees - Class R	N/A	863	N/A
Trustee fees	3	54	4
Interest expense	7,500	7,595	24,015
Total Expenses	9,555	49,387	28,212
Waiver and/or Reimbursement by PIMCO	0	(10)	(1)
Net Expenses	9,555	49,377	28,211

Net Investment Income (Loss)	21,826	266,428	13,077

Net Realized Gain (Loss):

Investments in securities	(12,771)	(149,910)	31,282
Investments in Affiliates	(9)	(61)	10
Exchange-traded or centrally cleared financial derivative instruments	(863)	(25,268)	(2,236)
Over the counter financial derivative instruments	3,438	73,767	589
Foreign currency	(220)	(18,178)	(38)

Net Realized Gain (Loss)	(10,425)	(119,650)	29,607

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	4,865	322,264	(1,931)
Investments in Affiliates	1	1	0
Exchange-traded or centrally cleared financial derivative instruments	1,838	48,649	4,360
Over the counter financial derivative instruments	(1,423)	(7,962)	(3,313)
Short sales	0	216	0
Foreign currency assets and liabilities	214	5,975	(43)

Net Change in Unrealized Appreciation (Depreciation)	5,495	369,143	(927)

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,896	$515,921	$41,757

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest	$190,904	$204,518	$67,835
Dividends, net of foreign taxes*	11	16	2,657
Dividends from Investments in Affiliates	11,487	8,426	8,380
Total Income	202,402	212,960	78,872

Expenses:

Investment advisory fees	27,075	22,144	10,228
Supervisory and administrative fees	15,808	12,793	5,557
Distribution and/or servicing fees - Administrative Class	N/A	275	N/A
Distribution and/or servicing fees - Class A	300	598	71
Distribution and/or servicing fees - Class C	117	318	N/A
Distribution and/or servicing fees - Class R	N/A	155	N/A
Trustee fees	29	30	12
Interest expense	3,427	6,430	21,236
Miscellaneous expense	0	1	0
Total Expenses	46,756	42,744	37,104
Waiver and/or Reimbursement by PIMCO	(7,142)	(3,278)	(4,523)
Net Expenses	39,614	39,466	32,581

Net Investment Income (Loss)	162,788	173,494	46,291

Net Realized Gain (Loss):

Investments in securities	(34,189)	(81,095)	(41,165)
Investments in Affiliates	37	173	(13)
Exchange-traded or centrally cleared financial derivative instruments	(165,042)	(28,284)	(49,307)
Over the counter financial derivative instruments	38,864	167,200	22,056
Foreign currency	(1,657)	(5,024)	(871)

Net Realized Gain (Loss)	(161,987)	52,970	(69,300)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	197,496	180,079	193,770
Investments in Affiliates	800	(24)	(1,797)
Exchange-traded or centrally cleared financial derivative instruments	(29,929)	12,369	1,232
Over the counter financial derivative instruments	10,838	34,522	(7,853)
Foreign currency assets and liabilities	383	(22,311)	355

Net Change in Unrealized Appreciation (Depreciation)	179,588	204,635	185,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$180,389	$431,099	$162,698

* Foreign tax withholdings - Dividends	$2	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$21,826	$26,232	$266,428	$282,820	$13,077	$10,973
Net realized gain (loss)	(10,425)	(69,668)	(119,650)	(399,040)	29,607	(18,132)
Net change in unrealized appreciation (depreciation)	5,495	(7,861)	369,143	154,335	(927)	40,962

Net Increase (Decrease) in Net Assets Resulting from Operations	16,896	(51,297)	515,921	38,115	41,757	33,803

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(20,953)	(19,113)	(193,651)	(153,763)	(8,764)	0
I-2	(399)	(351)	(21,980)	(21,912)	(367)	0
I-3	N/A	N/A	(688)	(719)	(25)	0
Administrative Class	N/A	N/A	(11,106)	(6,836)	N/A	N/A
Class A	N/A	N/A	(32,862)	(26,836)	(2,240)	0
Class C	N/A	N/A	(1,198)	(1,315)	(104)	0
Class R	N/A	N/A	(5,017)	(3,589)	N/A	N/A

Tax basis return of capital
Institutional Class	0	(6,292)	(3,507)	(45,514)	0	0
I-2	0	(127)	(411)	(6,510)	0	0
I-3	N/A	N/A	(13)	(224)	0	0
Administrative Class	N/A	N/A	(216)	(2,448)	N/A	N/A
Class A	N/A	N/A	(669)	(9,354)	0	0
Class C	N/A	N/A	(28)	(552)	0	0
Class R	N/A	N/A	(111)	(1,435)	N/A	N/A

Total Distributions(a)	(21,352)	(25,883)	(271,457)	(281,007)	(11,500)	0

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	19,102	(244,581)	(629,354)	(1,629,393)	(60,161)	(211,387)

Total Increase (Decrease) in Net Assets	14,646	(321,761)	(384,890)	(1,872,285)	(29,904)	(177,584)

Net Assets:

Beginning of year	395,653	717,414	8,069,478	9,941,763	530,186	707,770
End of year	$410,299	$395,653	$7,684,588	$8,069,478	$500,282	$530,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$162,788	$152,336	$173,494	$150,873	$46,291	$40,305
Net realized gain (loss)	(161,987)	305,239	52,970	(350,126)	(69,300)	(21,271)
Net change in unrealized appreciation (depreciation)	179,588	(58,557)	204,635	117,992	185,707	104,702

Net Increase (Decrease) in Net Assets Resulting from Operations	180,389	399,018	431,099	(81,261)	162,698	123,736

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(171,760)	(50,056)	(72,611)	(31,245)	(61,502)	(2,959)
I-2	(178,161)	(43,983)	(28,879)	(7,617)	(2,165)	(32)
I-3	(1,951)	(407)	(1,554)	(328)	(446)	(11)
Administrative Class	N/A	N/A	(3,091)	(745)	N/A	N/A
Class A	(9,612)	(2,332)	(6,317)	(1,648)	(943)	0
Class C	(1,025)	(233)	(754)	(213)	N/A	N/A
Class R	N/A	N/A	(806)	(211)	N/A	N/A

Total Distributions(a)	(362,509)	(97,011)	(114,012)	(42,007)	(65,056)	(3,002)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	484,559	167,216	(1,653,325)	(837,112)	(75,106)	(378,859)

Total Increase (Decrease) in Net Assets	302,439	469,223	(1,336,238)	(960,380)	22,536	(258,125)

Net Assets:

Beginning of year	4,381,710	3,912,487	5,082,189	6,042,569	1,797,292	2,055,417
End of year	$4,684,149	$4,381,710	$3,745,951	$5,082,189	$1,819,828	$1,797,292

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Statements of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$16,896	$41,757

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,142,385)	(1,703,668)
Proceeds from sales of long-term securities	1,153,036	1,872,870
(Purchases) Proceeds from sales of short-term portfolio investments, net	5,339	(1,561)
(Increase) decrease in deposits with counterparty	667	1,588
(Increase) decrease in receivable for investments sold	(40,070)	(104,235)
(Increase) decrease in interest and/or dividends receivable	(8)	145
(Increase) decrease in dividends receivable from Affiliates	14	(19)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,080	2,151
Proceeds from (Payments on) over the counter financial derivative instruments	3,126	292
Increase (decrease) in payable for investments purchased	16,638	38,748
Increase (decrease) in deposits from counterparty	791	1,211
Increase (decrease) in accrued investment advisory fees	(5)	(28)
Increase (decrease) in accrued supervisory and administrative fees	(5)	(17)
Increase (decrease) in accrued distribution fees	0	(1)
Increase (decrease) in accrued servicing fees	0	(5)
Proceeds from (Payments on) foreign currency transactions	(6)	(81)
Net Realized (Gain) Loss
Investments in securities	12,771	(31,282)
Investments in Affiliates	9	(10)
Exchange-traded or centrally cleared financial derivative instruments	863	2,236
Over the counter financial derivative instruments	(3,438)	(589)
Short sales	0	0
Foreign currency	220	38
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(4,865)	1,931
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	(1,838)	(4,360)
Over the counter financial derivative instruments	1,423	3,313
Foreign currency assets and liabilities	(214)	43
Net amortization (accretion) on investments	(2,873)	(3,989)

Net Cash Provided by (Used for) Operating Activities	17,165	116,478

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	140,964	164,506
Payments on shares redeemed	(142,207)	(235,342)
Cash distributions paid*	(3)	(169)
Proceeds from reverse repurchase agreements	4,921,644	31,183,222
Payments on reverse repurchase agreements	(4,937,229)	(31,227,293)
Proceeds from sale-buyback transactions	11,072	45,813
Payments on sale-buyback transactions	(11,072)	(47,251)

Net Cash Received from (Used for) Financing Activities	(16,831)	(116,514)

Net Increase (Decrease) in Cash and Foreign Currency	334	(36)

Cash and Foreign Currency:

Beginning of year	1,407	1,884
End of year	$1,741	$1,848

*Reinvestment of distributions	$21,348	$11,331

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$7,786	$24,864

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$162,698

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(8,132,769)
Proceeds from sales of long-term securities	8,212,006
(Purchases) Proceeds from sales of short-term portfolio investments, net	73,455
(Increase) decrease in deposits with counterparty	(556)
(Increase) decrease in receivable for investments sold	(305,128)
(Increase) decrease in interest and/or dividends receivable	74
(Increase) decrease in dividends receivable from Affiliates	(162)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(47,286)
Proceeds from (Payments on) over the counter financial derivative instruments	22,743
(Increase) decrease in reimbursement receivable from PIMCO	(43)
Increase (decrease) in payable for investments purchased	155,443
Increase (decrease) in deposits from counterparty	9,570
Increase (decrease) in accrued investment advisory fees	2
Increase (decrease) in accrued supervisory and administrative fees	(5)
Increase (decrease) in accrued servicing fees	(3)
Proceeds from (Payments on) short sales transactions, net	25,643
Proceeds from (Payments on) foreign currency transactions	(516)
Net Realized (Gain) Loss
Investments in securities	41,165
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	49,307
Over the counter financial derivative instruments	(22,056)
Foreign currency	871
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(193,770)
Investments in Affiliates	1,797
Exchange-traded or centrally cleared financial derivative instruments	(1,232)
Over the counter financial derivative instruments	7,853
Foreign currency assets and liabilities	(355)
Net amortization (accretion) on investments	(757)

Net Cash Provided by (Used for) Operating Activities	58,002

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	373,425
Payments on shares redeemed	(513,826)
Cash distributions paid*	(1,109)
Proceeds from reverse repurchase agreements	12,628,434
Payments on reverse repurchase agreements	(12,779,923)
Proceeds from sale-buyback transactions	463,930
Payments on sale-buyback transactions	(224,451)

Net Cash Received from (Used for) Financing Activities	(53,520)

Net Increase (Decrease) in Cash and Foreign Currency	4,482

Cash and Foreign Currency:

Beginning of year	5,766
End of year	$10,248

* Reinvestment of distributions	$63,947

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$23,219

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.7%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$12	$11

UBS Group AG
2.125% due 10/13/2026 ~	EUR	200	216

Total Corporate Bonds & Notes (Cost $220)			227

U.S. GOVERNMENT AGENCIES 16.4%

Freddie Mac
0.355% due 05/15/2035 •		$23	23
2.920% due 01/25/2026		823	812
4.734% due 09/25/2031 •		7	7
4.813% due 01/15/2047 •		821	803

Ginnie Mae
5.244% due 01/20/2073 •		6,723	6,792
5.461% due 08/20/2068 •		1,257	1,256
5.504% due 11/20/2072 •		984	1,003

Ginnie Mae, TBA
3.500% due 04/01/2055		11,600	10,615

Uniform Mortgage-Backed Security
4.000% due 07/01/2049		304	286
5.500% due 08/01/2054		7,593	7,588
6.000% due 03/01/2054		3,765	3,827

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		5,753	5,353
4.500% due 05/01/2055 - 06/01/2055		10,300	9,847
6.000% due 06/01/2055		9,500	9,631
6.500% due 06/01/2055		9,300	9,574

Total U.S. Government Agencies (Cost $67,272)			67,417

U.S. TREASURY OBLIGATIONS 106.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025		4,529	4,533
0.125% due 01/15/2030 (f)		370	348
0.125% due 02/15/2051		32,706	18,832
0.125% due 02/15/2052		26,469	15,009
0.250% due 07/15/2029 (f)(h)		970	929
0.250% due 02/15/2050		32,292	19,739
0.625% due 07/15/2032		3,170	2,961
0.625% due 02/15/2043		32,809	25,259
0.750% due 02/15/2042 (d)		41,085	33,041
0.750% due 02/15/2045 (d)		53,059	40,307
0.875% due 02/15/2047		37,616	28,500
1.000% due 02/15/2046		29,288	23,127
1.000% due 02/15/2048		29,285	22,529
1.000% due 02/15/2049		22,201	16,912
1.375% due 07/15/2033 (h)		1,150	1,122
1.375% due 02/15/2044 (d)		48,773	42,501
1.500% due 02/15/2053 (d)		39,854	33,194
1.625% due 10/15/2029 (f)(h)		4,542	4,608
1.750% due 01/15/2034		2,583	2,580
1.875% due 07/15/2034 (d)		3,846	3,883
2.125% due 02/15/2040		18,941	19,159
2.125% due 02/15/2041		26,143	26,391
2.125% due 02/15/2054 (d)		38,539	37,011
2.375% due 02/15/2055		14,192	14,376

Total U.S. Treasury Obligations (Cost $471,906)			436,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
4.054% due 01/25/2036 ~		7	6

Alliance Bancorp Trust
4.915% due 07/25/2037 •		108	95

Banc of America Funding Trust
2.371% due 03/20/2036 •		29	27
4.487% due 01/20/2047 •		1,375	1,187
5.015% due 07/25/2037 •		569	540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
5.671% due 11/25/2035 •	$5	$4

BCAP LLC Trust
4.875% due 05/25/2047 ~	128	117

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	10	8
4.526% due 02/25/2036 •	4	4

Bear Stearns ALT-A Trust
4.348% due 09/25/2047 ~	1,631	800
5.043% due 09/25/2035 •	129	75

BX Trust
5.068% due 04/15/2039 •	2,600	2,581

CIM Trust
5.454% due 02/25/2049 ~	14	14

Citigroup Mortgage Loan Trust
4.399% due 12/25/2035 ~	129	79
4.750% due 03/25/2037 •	103	87
6.830% due 09/25/2035 •	1	1
7.410% due 05/25/2035 •	3	3

Countrywide Alternative Loan Trust
4.825% due 02/25/2037 •	47	41
5.635% due 12/25/2035 ~	79	68

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	358
7.210% due 02/20/2036 •	27	25

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 •	487	286

Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~	40	36

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	25	9

GMAC Mortgage Corp. Loan Trust
4.252% due 11/19/2035 •	25	22

IndyMac INDA Mortgage Loan Trust
4.369% due 12/25/2036 •	437	344

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~	229	224

Merrill Lynch Mortgage Investors Trust
5.095% due 09/25/2029 •	6	6

MortgageIT Mortgage Loan Trust
4.935% due 09/25/2037 ~	282	214

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 •	137	134

Residential Accredit Loans, Inc. Trust
4.795% due 06/25/2046 ~	149	33
5.544% due 10/25/2037 •	163	131

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~	157	97
5.750% due 02/25/2036	804	572
5.750% due 03/25/2037	106	32
6.500% due 06/25/2037	3,324	663

Structured Adjustable Rate Mortgage Loan Trust
5.168% due 07/25/2035 •	37	32

Structured Asset Mortgage Investments Trust
4.855% due 04/25/2036 ~	2	2

Thornburg Mortgage Securities Trust
5.175% due 09/25/2034 •	43	40

Towd Point Mortgage Trust
5.435% due 05/25/2058 ~	41	42

Wachovia Mortgage Loan Trust LLC
7.507% due 10/20/2035 ~	16	16

WaMu Mortgage Pass-Through Certificates Trust
4.584% due 08/25/2036 •	25	22
4.892% due 11/25/2036 ~	410	355
4.975% due 12/25/2045 •	32	29
6.555% due 09/25/2033 •	17	17

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,352	1,812
6.500% due 08/25/2035	9	8

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •	750	739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.662% due 11/25/2037 •	$33	$30

Total Non-Agency Mortgage-Backed Securities (Cost $15,092)		12,067

ASSET-BACKED SECURITIES 8.0%

CMBS OTHER 3.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.504% due 08/15/2034 •	862	862
5.784% due 11/15/2036 •	2,587	2,591

BSPDF Issuer Ltd.
5.634% due 10/15/2036 ~	217	217

MF1 LLC
6.467% due 06/19/2037 ~	2,867	2,866

MF1 Ltd.
5.511% due 10/16/2036 ~	4,568	4,559

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	2,162	2,146

		13,241

HOME EQUITY OTHER 3.0%

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	21	8

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.166% due 06/25/2033 •	849	797

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	2,125	2,155

Citigroup Mortgage Loan Trust
4.895% due 12/25/2036 ~	67	45

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	11	11
4.625% due 11/25/2037 •	746	707
4.685% due 02/25/2036 •	1,219	1,174
4.715% due 05/25/2035 ~	10	10
4.935% due 03/25/2037 •	77	73
5.175% due 08/25/2047 •	104	101

Credit-Based Asset Servicing & Securitization LLC
4.654% due 07/25/2037 ~	413	271

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	15	7

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	504	492

Fremont Home Loan Trust
4.705% due 10/25/2036 •	37	33

GSAA Home Equity Trust
6.720% due 03/25/2046 þ	179	95

GSAMP Trust
5.410% due 03/25/2035 •	188	179

Home Equity Asset Trust
5.110% due 02/25/2036 ~	1,174	1,147
5.290% due 08/25/2034 •	7	7

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	70	53

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	10	10
4.945% due 02/25/2036 ~	507	502

Long Beach Mortgage Loan Trust
4.675% due 08/25/2036 •	83	33

MASTR Specialized Loan Trust
6.235% due 07/25/2035 •	935	1,045

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 10/25/2036 •	74	66

Morgan Stanley Mortgage Loan Trust
5.940% due 11/25/2036 •	599	221

Option One Mortgage Loan Trust
5.215% due 02/25/2035 •	217	206

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	383	157

Saxon Asset Securities Trust
4.870% due 09/25/2036 ~	2,368	2,243

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
4.555% due 11/25/2036 ~		$258	$71
4.615% due 07/25/2037 •		128	115
4.635% due 06/25/2037 •		300	203
4.995% due 05/25/2036 ~		66	65

			12,302

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •		300	295

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~		90	28

Lehman XS Trust
4.873% due 06/25/2036 þ		37	36
6.735% due 12/25/2037 •		554	536

			895

OTHER ABS 1.5%

Avoca Static CLO DAC
3.811% due 01/15/2035 •	EUR	1,800	1,949

Barings CLO Ltd.
5.514% due 04/15/2031 •		$1,423	1,424

LCM Loan Income Fund Ltd.
5.585% due 04/20/2031 •		588	588

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	860	931

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		$1,286	1,285

			6,177

Total Asset-Backed Securities (Cost $32,857)			32,615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.7%

Canada Government Bond
4.250% due 12/01/2026 (a)	CAD	918	$683

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	244	255
0.650% due 05/15/2026 (a)		4,803	5,219
1.300% due 05/15/2028 (a)		5,280	5,832
1.400% due 05/26/2025 (a)		13,395	14,522
1.800% due 05/15/2036 (a)		102	108

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	192,691	1,331
0.100% due 03/10/2029 (a)		1,114,979	7,686

Mexico Government International Bond
4.000% due 08/24/2034 (a)	MXN	817	37

Total Sovereign Issues (Cost $38,222)			35,673

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		160,000	161

Total Preferred Securities (Cost $160)			161

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (c)		352,372	352

Total Short-Term Instruments (Cost $352)			352

Total Investments in Securities (Cost $626,081)			585,363

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	4,851	$47

Total Short-Term Instruments (Cost $47)		47

Total Investments in Affiliates (Cost $47)		47

Total Investments 142.7% (Cost $626,128)		$585,410

Financial Derivative Instruments (e)(g) (0.4)% (Cost or Premiums, net $(1,509))		(1,466)

Other Assets and Liabilities, net (42.3)%		(173,645)

Net Assets 100.0%		$410,299

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.430%	03/17/2025	04/21/2025	$(125,438)	$(125,669)
DEU	4.460	03/25/2025	04/03/2025	(663)	(664)
JPS	4.440	03/18/2025	04/08/2025	(6,291)	(6,302)

Total Reverse Repurchase Agreements					$(132,635)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(125,669)	$0	$(125,669)	$126,852	$1,183
DEU	0	(664)	0	(664)	678	14
JPS	0	(6,302)	0	(6,302)	6,407	105

Total Borrowings and Other Financing Transactions	$0	$(132,635)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(132,635)	$0	$0	$(132,635)

Total Borrowings	$0	$(132,635)	$0	$0	$(132,635)

Payable for reverse repurchase agreements					$(132,635)

(d)	Securities with an aggregate market value of $134,857 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(146,311) at a weighted average interest rate of 4.941%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	285	$	75,475	$19	$38	$(8)
Aluminum July Futures	07/2025	1		63	(3)	4	0
Aluminum May Futures	05/2025	3		190	(9)	0	0
Australia Government 10-Year Bond June Futures	06/2025	66		4,646	3	44	0
Brent Crude December Futures	10/2025	2		142	8	3	0
Cocoa July Futures	07/2025	1		79	(1)	0	(1)
Cocoa September Futures	09/2025	1		78	(4)	0	(1)
Euro-BOBL June Futures	06/2025	54		6,878	(62)	16	(2)
Euro-BTP June Futures	06/2025	33		4,193	(73)	11	(5)
Gas Oil September Futures	09/2025	1		67	(3)	2	0
Iron Ore July Futures	07/2025	11		109	0	0	(2)
Japan Government 10-Year Bond June Futures	06/2025	1		923	2	7	0
Lead May Futures	05/2025	4		200	(6)	0	0
Live Cattle June Futures	06/2025	2		163	10	0	(1)
Natural Gas September Futures	08/2025	2		90	(2)	2	0
New York Harbor September Futures	08/2025	1		95	(4)	2	0
Nickel May Futures	05/2025	2		190	(5)	0	0
RBOB Gasoline September Futures	08/2025	2		184	(3)	4	0
Silver July Futures	07/2025	1		175	0	0	(1)
Soybean July Futures	07/2025	3		154	1	0	(1)
Soybean Meal July Futures	07/2025	13		389	(8)	0	(2)
Sugar No. 11 October Futures	09/2025	3		63	1	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	207		23,624	108	19	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	37		4,523	(68)	16	0
WTI Crude September Futures	08/2025	1		69	(2)	2	0
Zinc May Futures	05/2025	2		142	(1)	0	0

					$(102)	$170	$(24)

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	285	$	(75,482)	$(34)	$19	$(23)
Aluminum July Futures	07/2025	3		(190)	8	0	0
Aluminum May Futures	05/2025	3		(190)	6	0	0
Copper July Futures	07/2025	2		(101)	1	1	0
Corn July Futures	07/2025	18		(417)	5	0	(3)
Cotton No. 2 December Futures	12/2025	5		(175)	(1)	1	0
Euro-Bund June Futures	06/2025	146		(20,338)	254	2	(78)
Euro-Buxl 30-Year Bond June Futures	06/2025	1		(129)	(2)	0	(2)
Euro-Oat June Futures	06/2025	83		(11,011)	219	15	(36)
Euro-Schatz June Futures	06/2025	21		(2,429)	0	1	(2)
Gold 100 oz. June Futures	06/2025	2		(630)	(19)	0	(7)
Hard Red Winter Wheat July Futures	07/2025	3		(86)	3	0	(1)
Hard Red Winter Wheat September Futures	09/2025	2		(59)	2	0	0
Lead May Futures	05/2025	4		(200)	(3)	0	0
Lean Hogs June Futures	06/2025	4		(152)	10	1	0
Natural Gas July Futures	06/2025	3		(134)	6	0	(2)
Nickel July Futures	07/2025	1		(96)	2	2	0
Nickel May Futures	05/2025	2		(190)	0	0	0
Platinum July Futures	07/2025	2		(103)	(2)	0	(3)
Soybean Meal December Futures	12/2025	2		(62)	2	0	0
Soybean November Futures	11/2025	2		(102)	(1)	1	0
Soybean Oil December Futures	12/2025	2		(55)	(3)	0	0
Soybean Oil July Futures	07/2025	1		(27)	(1)	0	0
Sugar No. 11 July Futures	06/2025	3		(63)	(1)	0	0
U.S. Treasury 2-Year Note June Futures	06/2025	288		(59,666)	(206)	2	0
U.S. Treasury 5-Year Note June Futures	06/2025	76		(8,220)	(55)	2	0
U.S. Treasury 10-Year Note June Futures	06/2025	66		(7,340)	(12)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	156		(18,296)	(284)	0	(29)
Wheat July Futures	07/2025	6		(165)	5	0	(2)
Wheat September Futures	09/2025	1		(28)	1	0	0
Wheat September Futures	09/2025	3		(35)	1	0	0
Zinc July Futures	07/2025	1		(71)	2	2	0
Zinc May Futures	05/2025	2		(142)	(2)	0	0

					$(99)	$49	$(189)

Total Futures Contracts					$(201)	$219	$(213)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	21,600	$(144)	$(21)	$(165)	$22	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		1,900	(13)	(21)	(34)	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	8	7	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	(1)	9	8	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	(7)	57	50	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	(15)	57	42	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	8	103	111	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	20,490	136	(147)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,240	(16)	(48)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(343)	(458)	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		11,600	(218)	(75)	(293)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,200	(136)	(688)	(824)	43	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		2,800	125	(24)	101	0	(8)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		1,700	0	(13)	(13)	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		1,500	0	(15)	(15)	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		600	0	(6)	(6)	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		1,500	0	(15)	(15)	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		1,500	0	(15)	(15)	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		1,500	0	(17)	(17)	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		1,300	0	(16)	(16)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,000	139	(53)	86	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052		2,800	(116)	9	(107)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	247	310	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	289	359	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	1,401	1,583	0	(64)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	2,300	$61	$89	$150	$0	$(17)
Receive(1)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027	EUR	3,500	0	4	4	0	(3)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		19,500	0	16	16	0	(16)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		55,000	(1,915)	(288)	(2,203)	233	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	985	1,115	0	(10)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,164	1,165	0	(11)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,802	2,043	0	(19)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		12,990	946	113	1,059	0	(102)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(26)	(18)	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(103)	(108)	0	(1)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	3	3	1	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(9)	(10)	5	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	2	(4)	3	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	8	8	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	36	29	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(1)	(1)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	85	85	0	(1)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	109	114	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	96	99	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	41	41	0	(1)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	59	63	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026	$	4,110	1	422	423	7	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(353)	(351)	0	(3)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,577)	(1,567)	0	(11)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	468	472	4	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	435	435	5	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,900	11	10	21	9	0
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	6	6	3	0

Total Swap Agreements							$(566)	$4,259	$3,693	$360	$(393)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$219	$360	$579	$0	$(213)	$(393)	$(606)

(f)

Securities with an aggregate market value of $3,157 and cash of $1,450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	33,343		$223	$1	$0
	04/2025		$2,995	AUD	4,735	0	(37)
	04/2025		379	JPY	57,226	2	0
	04/2025		189	SGD	252	0	(1)
	05/2025	AUD	4,735		$2,996	37	0
	05/2025	CNH	1,054		144	0	(2)
	05/2025	JPY	57,034		379	0	(2)
	05/2025	SGD	252		189	1	0
	05/2025		$545	CNH	3,949	0	(1)
	06/2025	CNH	6,242		$855	0	(9)
	06/2025		$304	CNH	2,194	0	(1)
	07/2025	CNH	1,965		$273	1	0
	08/2025		1,965		273	0	(1)

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	KRW	150,379		$103	$1	$0
	05/2025	CNH	1,030		141	0	(1)
	05/2025	IDR	980,183		59	0	0
	05/2025		$65	INR	5,624	0	0
	06/2025	CNH	4,826		$663	0	(5)
	06/2025		$149	CNH	1,076	0	0
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	83		3	0	0

BPS	04/2025	BRL	2,280		394	0	(5)
	04/2025	EUR	27,182		28,503	0	(889)
	04/2025	IDR	7,954,143		480	2	0
	04/2025	ILS	319		87	1	0
	04/2025	JPY	327,980		2,200	13	0
	04/2025	TWD	111,454		3,391	35	0
	04/2025		$400	BRL	2,280	0	(1)
	04/2025		243	GBP	192	5	0
	04/2025		1,064	IDR	17,454,510	0	(17)
	04/2025		501	INR	43,458	7	0
	04/2025		136	JPY	20,423	0	0
	04/2025		504	KRW	731,167	0	(8)
	04/2025		121	SGD	162	0	0
	04/2025		944	TWD	30,916	0	(13)
	04/2025	ZAR	4,731		$259	1	0
	05/2025	CNH	3,705		510	0	(2)
	05/2025	IDR	2,916,370		175	1	0
	05/2025	JPY	20,355		136	0	0
	05/2025	SGD	161		121	0	0
	05/2025		$444	IDR	7,371,275	0	(2)
	05/2025		589	INR	50,533	1	0
	06/2025	CNH	9,343		$1,285	0	(7)
	06/2025	KRW	85,707		60	2	0
	06/2025	PLN	766		198	1	0
	06/2025		$1,054	PLN	4,071	3	(9)
	07/2025	TWD	16,770		$516	8	0
	08/2025		13,957		428	4	0

BRC	04/2025	INR	1,440		16	0	0
	04/2025		$184	IDR	3,013,989	0	(3)
	04/2025		17	INR	1,438	0	0
	05/2025	INR	1,442		$17	0	0
	06/2025	KRW	565,312		391	6	0
	06/2025		$10	PLN	41	0	0

BSH	04/2025	AUD	4,495		$2,848	39	0
	04/2025		$3,634	JPY	545,736	5	0
	05/2025	JPY	543,898		$3,634	0	(5)
	06/2025		$212	PLN	816	0	(2)

CBK	04/2025	IDR	10,335,338		$623	3	0
	04/2025	ILS	1,036		284	6	0
	04/2025	INR	17,426		204	0	0
	04/2025	JPY	33,500		226	2	0
	04/2025	TWD	31,808		971	13	0
	04/2025		$3,986	CAD	5,678	0	(40)
	04/2025		827	IDR	13,555,661	0	(13)
	04/2025		258	INR	22,111	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		2,297	TWD	75,305	0	(30)
	05/2025	CAD	5,670		$3,986	40	0
	05/2025	IDR	3,756,626		226	1	0
	05/2025		$238	EUR	219	0	0
	05/2025		443	IDR	7,352,974	0	(2)
	06/2025	CNH	1,642		$227	0	(1)
	06/2025	KRW	2,651,821		1,849	44	0
	06/2025		$140	CNH	1,014	0	0
	07/2025	TWD	28,984		$891	13	0
	08/2025		32,010		982	10	0

DUB	04/2025	ILS	1,045		287	6	0
	04/2025	NZD	210		121	2	0
	04/2025	SGD	36		27	0	0
	04/2025		$223	EUR	213	7	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$434	IDR	7,204,527	$0	$(2)
	04/2025		82	INR	7,017	0	0
	04/2025		120	NZD	210	0	(1)
	04/2025		96	SGD	129	0	0
	05/2025	IDR	435,190		$26	0	0
	05/2025	SGD	129		96	0	0
	05/2025		$121	NZD	210	0	(1)
	06/2025	KRW	2,025,209		$1,412	33	0

FAR	04/2025	CHF	2,498		2,803	0	(21)
	04/2025	DKK	49		7	0	0
	04/2025	ILS	1,265		349	8	0
	04/2025	JPY	254,420		1,705	9	0
	04/2025		$2,593	JPY	390,442	10	0
	04/2025		33	TWD	1,073	0	0
	05/2025	JPY	389,127		$2,593	0	(10)
	05/2025		$139	CNH	1,003	0	(1)
	06/2025		200	PLN	774	0	(1)
	07/2025	CNH	1,000		$139	1	0

GLM	04/2025	BRL	27,080		4,716	0	(30)
	04/2025	IDR	5,220,147		314	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025		$4,699	BRL	27,080	47	0
	04/2025		460	IDR	7,586,290	0	(5)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,002		$137	0	(2)
	05/2025	IDR	1,805,108		108	0	0
	05/2025		$314	IDR	5,224,863	0	(1)
	06/2025		414	CNH	2,994	1	(1)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		92	PLN	356	0	(1)
	07/2025	TWD	2,831		$87	1	0
	07/2025		$13	TWD	413	0	0

JPM	04/2025	BRL	2,171		$378	0	(2)
	04/2025	CAD	298		208	1	0
	04/2025	IDR	1,359,250		82	1	0
	04/2025	ILS	1,518		417	8	0
	04/2025	JPY	273,034		1,832	11	0
	04/2025	SGD	39		29	0	0
	04/2025	TWD	4,217		129	2	0
	04/2025		$378	BRL	2,171	2	0
	04/2025		29,965	EUR	27,781	75	0
	04/2025		98	IDR	1,609,989	0	(1)
	04/2025		125	INR	10,800	1	0
	04/2025		797	JPY	120,312	5	0
	04/2025		22	KRW	32,167	0	0
	04/2025		775	TWD	25,414	0	(10)
	04/2025	ZAR	2,570		$141	1	0
	05/2025	CNH	1,071		147	0	(1)
	05/2025	EUR	27,781		30,013	0	(75)
	05/2025	IDR	1,165,286		70	0	0
	05/2025	JPY	119,909		797	0	(5)
	05/2025		$511	CNH	3,704	1	(1)
	06/2025	CNH	4,032		$552	0	(5)
	06/2025		$1,184	PLN	4,576	1	(7)
	07/2025	CNH	1,894		$262	0	0
	07/2025	TWD	16,974		522	8	0
	07/2025		$378	BRL	2,214	2	0
	08/2025	CNH	1,793		$249	0	(1)
	08/2025	TWD	17,842		547	5	0

MBC	04/2025	AUD	240		149	0	(1)
	04/2025	CHF	178		201	0	0
	04/2025	EUR	812		847	0	(31)
	04/2025	ILS	961		263	5	0
	04/2025	SGD	330		247	1	0
	04/2025	TWD	7,733		239	6	0
	04/2025		$3,027	CHF	2,674	0	(5)
	04/2025		147	INR	12,713	2	0
	04/2025		485	TWD	15,918	0	(5)
	04/2025	ZAR	7,202		$394	2	0
	05/2025	CHF	2,665		3,027	5	0

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	1,761		$243	$0	$0
	05/2025	IDR	724,201		44	0	0
	05/2025	JPY	6,750		45	0	0
	05/2025		$252	CNH	1,827	0	0
	06/2025	KRW	287,519		$200	4	0
	06/2025		$604	PLN	2,332	0	(4)
	07/2025	CNH	908		$126	0	0
	07/2025	TWD	8,189		251	3	0
	08/2025	CNH	2,358		328	1	(1)
	08/2025	TWD	13,898		425	3	0

MYI	04/2025	CAD	5,382		3,781	41	0
	04/2025	SGD	138		103	0	0
	04/2025		$110	TWD	3,586	0	(2)
	04/2025		2,320	ZAR	42,408	0	(9)
	05/2025	IDR	597,101		$36	0	0
	06/2025	CNH	918		127	0	0
	06/2025		$38	PLN	151	1	0

NGF	06/2025	KRW	1,303,943		$915	27	0

SCX	04/2025	BRL	26,030		4,453	0	(108)
	04/2025	TWD	4,096		126	3	0
	04/2025		$4,533	BRL	26,030	28	0
	04/2025		229	IDR	3,755,232	0	(4)
	04/2025		209	JPY	31,525	1	0
	04/2025		22	KRW	32,133	0	0
	04/2025		140	TWD	4,604	0	(1)
	05/2025	CNH	1,486		$206	1	0
	05/2025	IDR	282,771		17	0	0
	05/2025	JPY	31,419		209	0	(1)
	06/2025	CNH	366		50	0	0
	06/2025		$4,453	BRL	26,360	107	0
	08/2025	CNH	1,499		$209	1	0
	08/2025	TWD	4,565		140	1	0

SSB	04/2025	GBP	192		248	0	0
	05/2025		$248	GBP	192	0	0

UAG	04/2025	IDR	1,285,908		$78	0	0
	04/2025	JPY	250,150		1,681	14	0
	04/2025		$78	IDR	1,285,908	0	0
	05/2025		77		1,287,716	0	0
	06/2025		53	PLN	205	0	0

Total Forward Foreign Currency Contracts						$818	$(1,468)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(268)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(13)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(13)	(13)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,600	(114)	(107)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,600	(114)	(127)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,100	(47)	(51)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,100	(47)	(44)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	4,200	(93)	(80)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	4,200	(93)	(86)

							$(534)	$(521)

Total Written Options							$(943)	$(789)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$42	$0	$0	$42	$(54)	$0	$0	$(54)	$(12)	$0	$(12)
BOA	2	0	0	2	(7)	0	0	(7)	(5)	0	(5)
BPS	84	0	0	84	(953)	0	0	(953)	(869)	1,046	177
BRC	6	0	0	6	(3)	(26)	0	(29)	(23)	0	(23)
BSH	44	0	0	44	(7)	0	0	(7)	37	0	37
CBK	132	0	0	132	(86)	0	0	(86)	46	0	46
DUB	48	0	0	48	(4)	0	0	(4)	44	0	44
FAR	28	0	0	28	(33)	0	0	(33)	(5)	0	(5)
GLM	51	0	0	51	(41)	(597)	0	(638)	(587)	(270)	(857)
JPM	124	0	0	124	(108)	0	0	(108)	16	0	16
MBC	32	0	0	32	(47)	0	0	(47)	(15)	0	(15)
MYC	0	0	0	0	0	(166)	0	(166)	(166)	0	(166)
MYI	42	0	0	42	(11)	0	0	(11)	31	(38)	(7)
NGF	27	0	0	27	0	0	0	0	27	0	27
SCX	142	0	0	142	(114)	0	0	(114)	28	0	28
UAG	14	0	0	14	0	0	0	0	14	0	14

Total Over the Counter	$818	$0	$0	$818	$(1,468)	$(789)	$0	$(2,257)

(h)

Securities with an aggregate market value of $1,046 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$27	$0	$0	$0	$192	$219
Swap Agreements	0	0	0	0	360	360

	$27	$0	$0	$0	$552	$579

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$818	$0	$818

	$27	$0	$0	$818	$552	$1,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$27	$0	$0	$0	$186	$213
Swap Agreements	0	0	0	0	393	393

	$27	$0	$0	$0	$579	$606

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,468	$0	$1,468
Written Options	0	0	0	0	789	789

	$0	$0	$0	$1,468	$789	$2,257

	$27	$0	$0	$1,468	$1,368	$2,863

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$154	$154
Futures	(303)	0	0	0	139	(164)
Swap Agreements	0	136	0	0	(989)	(853)

	$(303)	$136	$0	$0	$(696)	$(863)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,911	$0	$2,911
Written Options	0	0	0	0	527	527

	$0	$0	$0	$2,911	$527	$3,438

	$(303)	$136	$0	$2,911	$(169)	$2,575

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(103)	$(103)
Futures	21	0	0	0	31	52
Swap Agreements	0	(142)	0	0	2,031	1,889

	$21	$(142)	$0	$0	$1,959	$1,838

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,162)	$0	$(1,162)
Written Options	0	0	0	0	(261)	(261)

	$0	$0	$0	$(1,162)	$(261)	$(1,423)

	$21	$(142)	$0	$(1,162)	$1,698	$415

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$227	$0	$227
U.S. Government Agencies	0	67,417	0	67,417
U.S. Treasury Obligations	0	436,851	0	436,851
Non-Agency Mortgage-Backed Securities	0	12,067	0	12,067
Asset-Backed Securities
CMBS Other	0	13,241	0	13,241
Home Equity Other	0	12,302	0	12,302
Whole Loan Collateral	0	895	0	895
Other ABS	0	6,177	0	6,177
Sovereign Issues	0	35,673	0	35,673
Preferred Securities
Banking & Finance	0	161	0	161
Short-Term Instruments
Mutual Funds	0	352	0	352

	$0	$585,363	$0	$585,363

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47	$0	$0	$47

Total Investments	$47	$585,363	$0	$585,410

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	180	399	0	579
Over the counter	0	818	0	818

	$180	$1,217	$0	$1,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(183)	(423)	0	(606)
Over the counter	0	(2,257)	0	(2,257)

	$(183)	$(2,680)	$0	$(2,863)

Total Financial Derivative Instruments	$(3)	$(1,463)	$0	$(1,466)

Totals	$44	$583,900	$0	$583,944

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.7%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

Armor RE Ltd.
12.792% due 01/07/2032 •		$1,050	$1,065

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		143	134

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	336	40
1.000% due 10/01/2050		15,822	1,775
1.500% due 10/01/2053		97,752	11,116
2.500% due 10/01/2047		7	1

Lloyds Banking Group PLC
4.947% due 06/27/2025 ~(e)(f)	EUR	700	758

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	250	173

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	12	1
1.500% due 10/01/2053		19,294	2,059
2.000% due 10/01/2053		8,889	1,071
2.500% due 10/01/2047		3	0

Nykredit Realkredit AS
1.000% due 10/01/2053		33	4
1.500% due 10/01/2053		2,490	251
2.500% due 10/01/2047		18	3

Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,321	2,146
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 ~	EUR	600	624
1.000% due 06/24/2027 ~		500	529
2.125% due 11/15/2029 ~	GBP	100	117
2.875% due 04/02/2032 ~	EUR	100	104
7.000% due 09/30/2027 ~	GBP	300	397
7.750% due 03/01/2029 ~	EUR	1,000	1,218

			23,587

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$1,900	1,867

Total Corporate Bonds & Notes (Cost $32,249)			25,454

U.S. GOVERNMENT AGENCIES 14.9%

Fannie Mae
4.525% due 02/01/2032 •		3	3
4.526% due 12/25/2036 - 07/25/2037 •		120	118
4.596% due 03/25/2036 •		35	34
4.804% due 07/25/2037 - 05/25/2042 •		59	59
4.840% due 11/01/2033 •		12	12
4.883% due 02/01/2034 •		4	4
4.893% due 10/01/2033 •		2	2
4.894% due 05/25/2036 •		17	17
4.899% due 02/25/2037 •		86	85
4.955% due 12/01/2036 •		3	2
5.290% due 01/25/2055 •		2,976	2,985
5.490% due 03/25/2055 •		1,886	1,889
5.742% due 09/01/2034 •		2	2
5.765% due 04/01/2032 •		3	3
5.885% due 06/01/2043 •		7	7
5.886% due 09/01/2044 - 10/01/2044 •		219	221
6.140% due 04/01/2027 •		1	1
6.213% due 04/01/2033 •		46	47
6.500% due 06/25/2028		3	3
6.803% due 05/25/2035 ~		3	3

Freddie Mac
2.920% due 01/25/2026		259	255
4.695% due 08/25/2031 •		44	47
4.734% due 09/25/2031 •		94	93
4.813% due 01/15/2047 •		2,196	2,148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.863% due 06/15/2047 •	$119	$116
5.280% due 11/25/2054 •	44,985	45,044
5.490% due 03/25/2055 •	486	489
5.835% due 02/25/2045 •	235	226
6.035% due 07/25/2044 •	44	42
6.500% due 01/25/2028	1	1
6.547% due 01/01/2034 •	113	116
6.651% due 07/01/2036 •	23	23
6.901% due 10/01/2036 •	8	8
6.918% due 01/01/2034 •	30	31
7.000% due 10/15/2030	5	6
7.064% due 06/01/2033 •	25	26
7.253% due 09/01/2036 •	9	9

Ginnie Mae
4.625% due 07/20/2035 •	4	4
4.750% due 12/20/2035 •	125	128
4.794% due 01/20/2072 •	396	395
5.123% due 08/20/2066 •	4	4
5.144% due 08/20/2072 •	375	376
5.244% due 08/20/2072 - 07/20/2073 •	20,009	20,048
5.258% due 01/20/2060 •	1,971	1,978
5.423% due 08/20/2069 •	1,100	1,107
5.444% due 05/20/2073 •	2,070	2,110
5.461% due 08/20/2068 •	8,551	8,537
5.504% due 11/20/2072 •	4,430	4,515

Ginnie Mae, TBA
3.500% due 04/01/2055	233,500	213,672

Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	28,418	26,806
4.500% due 07/01/2052 - 10/01/2052	3,637	3,487

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	135,130	125,728
4.500% due 04/01/2055 - 06/01/2055	380,200	363,388
5.500% due 05/01/2055	64,300	64,164
6.000% due 05/01/2055 - 06/01/2055	189,600	192,373
6.500% due 06/01/2055	63,600	65,475

Total U.S. Government Agencies (Cost $1,144,551)		1,148,472

U.S. TREASURY OBLIGATIONS 89.4%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026 (j)(l)	84,995	84,410
0.125% due 07/15/2026 (h)(j)(l)	269,922	268,707
0.125% due 10/15/2026	165,859	164,566
0.125% due 04/15/2027	66,367	65,165
0.125% due 01/15/2030	192,327	181,001
0.125% due 07/15/2030 (l)	366,150	343,077
0.125% due 01/15/2031	324,924	300,200
0.125% due 07/15/2031	242,901	223,127
0.125% due 01/15/2032	138,235	125,163
0.125% due 02/15/2051	61,368	35,336
0.125% due 02/15/2052	55,791	31,636
0.250% due 07/15/2029	333,420	319,456
0.250% due 02/15/2050	102,127	62,425
0.375% due 01/15/2027 (l)	454	449
0.375% due 07/15/2027 (j)	54,583	53,970
0.500% due 01/15/2028 (j)	313,235	307,726
0.625% due 01/15/2026	120,299	120,231
0.625% due 07/15/2032	377,017	352,102
0.625% due 02/15/2043	79,042	60,853
0.750% due 07/15/2028	252,324	249,416
0.750% due 02/15/2042	152,748	122,842
0.750% due 02/15/2045	164,142	124,691
0.875% due 01/15/2029	80,090	78,858
0.875% due 02/15/2047	186,195	141,069
1.000% due 02/15/2046	210,802	166,461
1.000% due 02/15/2048	65,157	50,125
1.000% due 02/15/2049	44,756	34,093
1.125% due 01/15/2033	96,281	92,277
1.250% due 04/15/2028	90,215	90,260
1.375% due 07/15/2033	319,584	311,864
1.375% due 02/15/2044	266,554	232,274
1.500% due 02/15/2053 (l)	13,463	11,213

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 10/15/2027 (j)	$72,371	$73,574
1.625% due 10/15/2029	85,897	87,135
1.750% due 01/15/2028	289,652	294,488
1.750% due 01/15/2034	65,197	65,108
1.875% due 07/15/2034 (h)	298,816	301,692
2.125% due 04/15/2029	99,088	102,048
2.125% due 01/15/2035 (h)	98,425	101,063
2.125% due 02/15/2040	85,316	86,296
2.125% due 02/15/2041	71,171	71,846
2.125% due 02/15/2054	62,196	59,731
2.375% due 01/15/2027 (j)	2,719	2,789
2.375% due 10/15/2028	27,686	28,851
2.375% due 02/15/2055	48,312	48,941
2.500% due 01/15/2029 (j)	103,072	107,743
3.375% due 04/15/2032	13,957	15,606
3.625% due 04/15/2028	292,716	313,816
3.875% due 04/15/2029	276,461	303,877

Total U.S. Treasury Obligations (Cost $7,370,857)		6,869,647

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Adjustable Rate Mortgage Trust
5.538% due 10/25/2035 •	37	35
7.102% due 08/25/2035 •	55	55

Alliance Bancorp Trust
4.915% due 07/25/2037 •	2,856	2,517

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	204	176
4.645% due 10/25/2046 •	4,056	2,086

Banc of America Funding Trust
4.487% due 01/20/2047 •	2,268	1,958
5.109% due 01/20/2047 ~	67	58
6.253% due 10/25/2036 þ	75	66
6.337% due 01/25/2037 þ	73	67
6.388% due 04/25/2037 þ	59	50

Banc of America Mortgage Trust
5.671% due 11/25/2035 •	181	161
6.362% due 07/25/2035 •	92	88

BCAP LLC Trust
4.630% due 04/26/2036 •	1,042	924
4.775% due 01/25/2037 •	670	617

Bear Stearns Adjustable Rate Mortgage Trust
4.321% due 05/25/2047 ~	340	307
4.445% due 07/25/2036 ~	385	326
4.526% due 02/25/2036 •	64	59
4.913% due 11/25/2030 •	22	22
5.852% due 02/25/2034 •	157	147
5.954% due 01/25/2034 •	66	63
6.351% due 11/25/2034 •	19	18
6.631% due 10/25/2035 •	142	141
6.948% due 01/25/2034 •	210	211

Bear Stearns ALT-A Trust
4.259% due 08/25/2036 ~	314	212
4.348% due 09/25/2047 ~	2,630	1,290
4.639% due 11/25/2036 •	498	290
4.770% due 08/25/2036 •	195	126
5.043% due 09/25/2035 •	34	19
5.564% due 05/25/2035 •	12	11

Beast Mortgage Trust
5.620% due 02/15/2037 •	3,200	2,859

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~	29	27
5.986% due 02/25/2037 ~	24	24
6.694% due 02/25/2037 ~	7	7

ChaseFlex Trust
4.935% due 06/25/2035 •	169	71

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.615% due 07/25/2036 •	119	111

CIM Trust
5.454% due 02/25/2049 ~	81	79

Citigroup Global Markets Mortgage Securities
6.500% due 09/25/2033	92	46

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •	107	99
5.607% due 07/25/2046 •	320	301

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.760% due 03/25/2034 •		$31	$28
6.830% due 09/25/2035 •		11	11
7.410% due 05/25/2035 •		28	28

Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~		38	31
4.629% due 12/20/2046 ~		2,163	1,891
4.825% due 02/25/2037 •		941	830
4.854% due 03/20/2046 ~		88	76
4.854% due 07/20/2046 ~		1,854	1,559
5.000% due 07/25/2035		73	41
5.074% due 11/20/2035 •		177	171
5.135% due 10/25/2035 •		62	40
5.500% due 11/25/2035		14	11
5.635% due 12/25/2035 ~		335	286
5.750% due 05/25/2036		948	350
6.000% due 01/25/2037		2,841	1,444
6.000% due 02/25/2037		59	24
6.000% due 04/25/2037		1,074	906
6.500% due 08/25/2032		17	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.330% due 03/25/2037 •		71	61
4.358% due 02/25/2047 ~		89	78
4.669% due 11/25/2037 •		841	793
5.015% due 04/25/2035 •		160	152
5.035% due 10/20/2035 •		7,505	7,132
5.075% due 03/25/2035 ~		4	4
5.160% due 11/25/2034 •		4	3
5.500% due 11/25/2035		69	36
5.500% due 04/25/2038		61	62
6.000% due 04/25/2036		1,119	544
6.000% due 03/25/2037		3,353	1,517
7.124% due 01/20/2035 ~		16	16

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.841% due 10/25/2066 ~		6,755	6,090
6.079% due 04/25/2037 þ		340	93

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		154	25

First Horizon Alternative Mortgage Securities Trust
5.170% due 09/25/2034 •		20	20
6.000% due 02/25/2037		647	247
6.142% due 06/25/2034 ~		120	119
6.250% due 08/25/2037		143	53

First Horizon Mortgage Pass-Through Trust
6.739% due 08/25/2035 •		197	143

GreenPoint Mortgage Funding Trust
4.875% due 06/25/2045 ~		176	161

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	60	64

GSR Mortgage Loan Trust
4.449% due 04/25/2035 •		$19	16
4.632% due 11/25/2035 •		11	9
4.752% due 11/25/2035 •		180	152
5.076% due 11/25/2035 •		56	54
5.507% due 07/25/2035 •		58	54

HarborView Mortgage Loan Trust
4.811% due 09/19/2037 ~		114	98
4.871% due 05/19/2035 •		3	3
4.911% due 03/19/2036 •		325	297
4.931% due 01/19/2036 •		904	589
5.051% due 11/19/2035 ~		215	142
5.051% due 08/19/2045 •		61	57
5.114% due 06/20/2035 ~		115	109
5.423% due 01/19/2035 ~		92	86
6.032% due 04/19/2034 •		42	39

HomeBanc Mortgage Trust
4.726% due 04/25/2037 •		371	335

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~		114	87
3.802% due 08/25/2036 •		241	190
5.856% due 11/25/2035 •		2	2

IndyMac INDB Mortgage Loan Trust
5.035% due 11/25/2035 •		106	60

IndyMac INDX Mortgage Loan Trust
3.419% due 01/25/2036 ~		29	25
3.515% due 06/25/2036 ~		136	118
3.685% due 10/25/2035 •		83	67
3.834% due 08/25/2035 ~		87	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.834% due 08/25/2035 •	$70	$51
4.675% due 07/25/2036 •	460	447
4.720% due 12/25/2034 ~	29	27
4.735% due 06/25/2037 •	252	89
4.835% due 06/25/2046 ~	814	709
4.915% due 07/25/2035 ~	181	166
4.995% due 07/25/2035 ~	195	142
5.333% due 10/25/2034 ~	180	173

JP Morgan Alternative Loan Trust
4.895% due 03/25/2036 •	698	652
4.895% due 12/25/2036 •	9,179	8,475
6.000% due 12/27/2036	104	52

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~	1,744	1,705

JP Morgan Mortgage Trust
5.203% due 11/25/2035 •	80	63
5.285% due 08/25/2035 ~	46	46
5.481% due 10/25/2035 •	47	33
5.590% due 07/25/2035 ~	32	31
5.590% due 07/25/2035 •	29	28
6.057% due 02/25/2035 ~	2	2
6.142% due 06/25/2036 •	12	8
6.813% due 07/25/2035 •	9	9
6.862% due 08/25/2035 •	76	72
7.191% due 07/25/2035 •	5	5

Lehman XS Trust
4.795% due 12/25/2036 ~	679	657
4.935% due 08/25/2037 •	1,495	1,457

Luminent Mortgage Trust
4.795% due 12/25/2036 ~	134	129

MASTR Adjustable Rate Mortgages Trust
4.435% due 12/25/2033 ~	2	2
4.645% due 04/25/2046 •	625	564
5.803% due 12/25/2033 •	128	119
6.370% due 11/21/2034 •	78	74

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	915	88

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	13	13
5.174% due 09/15/2030 •	3	3

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~	24	23
4.914% due 06/15/2030 ~	12	12
5.009% due 10/20/2029 ~	14	13
5.294% due 08/15/2032 •	32	31

Merrill Lynch Mortgage Investors Trust
4.935% due 11/25/2035 •	88	84
5.133% due 03/25/2030 •	9	7
5.266% due 06/25/2037 •	97	93
5.312% due 09/25/2035 •	51	41
5.333% due 11/25/2029 •	2	2
5.543% due 02/25/2035 ~	103	92
5.574% due 12/25/2034 •	92	88
6.084% due 05/25/2036 •	4	4
6.293% due 02/25/2033 ~	210	195
6.501% due 02/25/2034 ~	272	259

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	169	59

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	12,694	12,174
4.500% due 05/25/2058 •	1,894	1,852

New York Mortgage Trust
5.153% due 05/25/2036 ~	46	38

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 •	4	0
6.320% due 03/25/2047 þ	155	145
6.638% due 03/25/2047 þ	144	134

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.235% due 04/25/2035 •	1,000	986

Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~	36	26
4.795% due 06/25/2046 ~	2,476	550
4.995% due 12/25/2045 •	625	367

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.544% due 10/25/2037 •	$2,753	$2,217
5.995% due 09/25/2045 •	65	55

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~	3,911	2,409
4.835% due 01/25/2046 ~	55	16
5.500% due 06/25/2033	35	35
6.500% due 06/25/2037	1,786	356

Sequoia Mortgage Trust
4.834% due 07/20/2036 •	344	300
5.131% due 10/19/2026 ~	5	5
5.194% due 10/20/2027 •	4	4
5.234% due 10/20/2027 •	7	6
5.334% due 12/20/2032 •	12	11

Structured Adjustable Rate Mortgage Loan Trust
4.526% due 11/25/2035 ~	26	24
4.607% due 09/25/2036 •	271	184
4.755% due 10/25/2035 •	248	235
4.811% due 08/25/2035 ~	39	34
5.038% due 09/25/2035 •	117	105
6.035% due 01/25/2035 ~	9	9
6.190% due 10/25/2037 •	137	124
6.527% due 02/25/2034 •	51	50

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~	61	25
4.855% due 04/25/2036 ~	148	134
4.855% due 05/25/2036 •	1,299	927
4.895% due 02/25/2036 •	120	97
4.931% due 07/19/2035 ~	43	41
4.931% due 07/19/2035 •	146	143
5.055% due 12/25/2035 ~	93	78
5.091% due 09/19/2032 ~	18	18
5.091% due 10/19/2034 ~	23	22
5.131% due 03/19/2034 •	48	46

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~	9	9
6.869% due 01/25/2034 ~	1	1

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	1,230	29

WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~	731	589
3.727% due 04/25/2037 •	423	385
3.846% due 01/25/2037 •	580	506
4.091% due 02/25/2037 ~	158	135
4.174% due 12/25/2046 •	908	772
4.194% due 02/27/2034 ~	173	167
4.356% due 12/25/2036 •	396	362
4.541% due 02/25/2037 •	743	661
4.584% due 08/25/2036 •	62	55
4.720% due 12/25/2035 ~	12	11
4.895% due 04/25/2045 •	3	3
5.015% due 07/25/2045 •	167	164
5.015% due 10/25/2045 •	78	78
5.075% due 07/25/2045 •	6	6
5.080% due 03/25/2035 ~	25	25
5.095% due 01/25/2045 •	39	39
5.115% due 01/25/2045 •	312	308
5.131% due 12/25/2035 ~	90	83
5.178% due 09/25/2035 •	86	81
5.179% due 12/25/2035 ~	729	682
5.235% due 10/25/2044 •	101	96
5.335% due 03/25/2047 ~	1,930	1,670
5.405% due 05/25/2047 ~	325	284
5.535% due 07/25/2044 •	387	373
5.615% due 06/25/2046 •	33	31
5.635% due 02/25/2046 ~	262	238
5.760% due 03/25/2033 ~	2	2
5.835% due 11/25/2042 •	11	11
6.035% due 06/25/2042 •	21	19
6.188% due 06/25/2033 •	97	97
6.211% due 03/25/2034 •	18	18

Washington Mutual Mortgage Pass-Through Certificates Trust
5.605% due 05/25/2046 •	665	579
6.000% due 06/25/2037	3,788	2,918
6.500% due 08/25/2035	149	125

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •	272	268
6.679% due 12/28/2037 ~	1,065	950

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.424% due 10/25/2036 •	$7	$7

Total Non-Agency Mortgage-Backed Securities (Cost $109,792)		97,448

ASSET-BACKED SECURITIES 8.4%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	3,930	3,936

BDS Ltd.
6.117% due 03/19/2039 •	4,339	4,340

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •	10,086	10,074

M360 Ltd.
5.934% due 11/22/2038 ~	407	402

MF1 LLC
6.467% due 06/19/2037 ~	13,348	13,344

MF1 Ltd.
5.511% due 10/16/2036 ~	1,439	1,436
5.531% due 07/16/2036 •	572	572

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	8,978	8,951

		43,055

HOME EQUITY OTHER 1.5%

ABFC Trust
5.135% due 06/25/2034 •	1,763	1,765
5.410% due 06/25/2033 ~	114	114

ACE Securities Corp. Home Equity Loan Trust
5.215% due 04/25/2034 •	268	252
5.485% due 12/25/2033 ~	443	453

Aegis Asset-Backed Securities Trust
5.080% due 12/25/2035 •	1,765	1,657

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.365% due 05/25/2035 •	124	123

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	1,093	972

Argent Securities Trust
4.735% due 07/25/2036 •	2,407	2,145
4.755% due 05/25/2036 •	1,090	263

Bear Stearns Asset-Backed Securities Trust
5.410% due 06/25/2034 •	44	48

Carrington Mortgage Loan Trust
4.915% due 06/25/2036 •	3,186	3,088
5.035% due 01/25/2036 •	1,234	1,202

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	9,131	9,256

Citigroup Mortgage Loan Trust
4.895% due 12/25/2036 ~	2,689	1,830

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.380% due 10/25/2034 •	81	79

Countrywide Asset-Backed Certificates Trust
4.181% due 11/25/2034 •	2,533	2,267
4.575% due 08/25/2037 ~	144	132
4.625% due 11/25/2037 •	5,823	5,515
4.685% due 02/25/2036 •	415	400
4.935% due 03/25/2037 •	3,966	3,777
5.175% due 08/25/2047 •	570	555
5.215% due 11/25/2034 •	255	247
5.635% due 10/25/2035 ~	92	91
5.805% due 04/25/2036 •	317	288

Credit-Based Asset Servicing & Securitization LLC
3.922% due 06/25/2035 •	362	351

Fremont Home Loan Trust
4.705% due 10/25/2036 •	1,715	1,551

GSAA Home Equity Trust
6.720% due 03/25/2046 þ	1,089	581

GSAMP Trust
4.575% due 12/25/2036 ~	1,624	864
4.805% due 03/25/2047 •	2,886	2,287
5.410% due 03/25/2035 •	2,101	2,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
5.050% due 04/25/2036 •	$443	$438
5.110% due 02/25/2036 ~	6,387	6,242
5.290% due 08/25/2034 •	388	385

HSI Asset Securitization Corp. Trust
4.975% due 02/25/2036 •	698	690

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	76	76
4.675% due 08/25/2036 •	17	17

Merrill Lynch Mortgage Investors Trust
4.591% due 11/25/2037 ~	9,059	2,913
4.595% due 09/25/2037 •	68	13
4.675% due 02/25/2037 ~	100	28

Morgan Stanley ABS Capital, Inc. Trust
4.655% due 10/25/2036 •	1,462	640
4.665% due 10/25/2036 •	108	56
4.775% due 03/25/2037 •	404	172
5.095% due 01/25/2035 •	119	115
5.215% due 01/25/2035 •	166	167
5.350% due 07/25/2034 •	224	231
5.485% due 06/25/2035 •	6,500	5,969

Morgan Stanley Dean Witter Capital, Inc. Trust
5.785% due 02/25/2033 •	184	192

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	97	47
6.000% due 02/25/2037 •	75	42

New Century Home Equity Loan Trust
5.200% due 02/25/2035 ~	766	757
5.785% due 03/25/2033 •	375	360

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.870% due 03/25/2036 •	773	774

NovaStar Mortgage Funding Trust
4.775% due 11/25/2036 •	1,209	368
5.140% due 01/25/2036 •	76	76
5.515% due 06/25/2035 •	143	143

Option One Mortgage Loan Trust
4.675% due 04/25/2037 ~	6,335	3,076

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 09/25/2035 •	1,172	1,147
5.365% due 05/25/2035 •	8,391	7,857
5.485% due 10/25/2034 ~	1,507	1,488
6.160% due 02/25/2035 •	1,636	1,496

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	30,108	12,313

Residential Asset Securities Corp. Trust
4.915% due 08/25/2036 •	3,375	2,986

Saxon Asset Securities Trust
1.783% due 05/25/2035 •	265	254
4.745% due 09/25/2037 ~	56	54
4.870% due 09/25/2036 ~	789	748
5.155% due 11/25/2037 •	1,915	1,612

Securitized Asset-Backed Receivables LLC Trust
4.755% due 07/25/2036 ~	2,926	958

Soundview Home Loan Trust
4.615% due 07/25/2037 •	2,437	2,180

Structured Asset Investment Loan Trust
5.140% due 03/25/2034 •	107	110
5.155% due 04/25/2033 ~	71	74

Structured Asset Securities Corp.
5.140% due 02/25/2035 •	366	370

Structured Asset Securities Corp. Mortgage Loan Trust
4.735% due 04/25/2036 •	18,310	15,430
5.005% due 10/25/2036 •	1,093	1,083
5.937% due 04/25/2035 •	10	10

Wells Fargo Home Equity Asset-Backed Securities Trust
6.835% due 12/25/2034 •	331	332

		118,650

MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	3,600	3,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •		$17,188	$16,899
5.110% due 03/25/2037 •		1,278	1,277

First Franklin Mortgage Loan Trust
4.540% due 10/25/2036 •		1,174	1,066
5.140% due 11/25/2036 •		10,451	10,159

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~		3,680	1,160

Lehman XS Trust
4.755% due 05/25/2036 •		2,075	1,792
4.873% due 06/25/2036 þ		2,600	2,523
6.735% due 12/25/2037 •		8,218	7,955

			42,831

OTHER ABS 5.7%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		2,300	2,290
5.582% due 10/15/2034 ~		1,700	1,700
5.592% due 07/15/2034 ~		2,100	2,100

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~		1,750	1,746
5.595% due 10/20/2031 •		3,497	3,498

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		69	69

Adagio CLO DAC
3.715% due 04/15/2032 •	EUR	1,876	2,028

AIMCO CLO
5.553% due 10/17/2034 ~		$2,500	2,500

Albacore Euro CLO Ltd.
3.775% due 07/15/2035 •	EUR	1,000	1,081

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		$500	499
5.730% due 04/22/2034 ~		4,800	4,803

Apidos CLO
5.505% due 10/20/2030 ~		621	621

Arbour CLO DAC
3.681% due 12/15/2038 •	EUR	4,200	4,549
3.706% due 11/15/2037 •		800	867

Ares CLO Ltd.
5.450% due 10/28/2034 •		$4,800	4,785
5.614% due 01/15/2032 ~		1,919	1,920

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	3,295	3,565

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		$4,750	4,743

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		2,313	2,313
5.654% due 01/15/2031 ~		294	294

Bain Capital Credit CLO Ltd.
5.440% due 10/23/2034 ~		500	499
5.493% due 10/20/2034 ~		4,400	4,396
5.538% due 07/16/2034 •		2,900	2,895

Barings CLO Ltd.
5.514% due 04/15/2031 •		12,807	12,813
5.545% due 01/20/2031 •		1,379	1,380

BBAM European CLO DAC
3.574% due 07/22/2034 •	EUR	1,000	1,079

Black Diamond CLO DAC
3.604% due 01/20/2032 •		157	170

Blackrock European CLO DAC
3.401% due 12/15/2032 •		1,987	2,149
3.405% due 10/15/2031 •		6,256	6,760
3.624% due 07/19/2035 •		1,000	1,075

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$2,387	2,388
5.644% due 07/15/2031 •		2,864	2,865

BlueMountain EUR CLO Ltd.
3.695% due 01/15/2033 •	EUR	899	973

Bosphorus CLO DAC
3.371% due 05/25/2034 •		21,600	23,344
3.557% due 12/12/2032 •		2,086	2,254

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cairn CLO DAC
3.565% due 10/15/2031 •	EUR	3,630	$3,927

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		$1,000	996

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		5,800	5,826

Capital Street Master Trust
5.699% due 10/16/2028 •		4,500	4,504

Carlyle Global Market Strategies CLO Ltd.
5.513% due 07/20/2032 •		1,888	1,888
5.530% due 08/14/2030 •		78	78
5.534% due 04/17/2031 ~		302	302
5.612% due 07/27/2031 •		573	573

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	4,102	4,437

Carlyle U.S. CLO Ltd.
5.744% due 01/15/2030 ~		$564	564

Carval CLO Ltd.
5.538% due 07/16/2031 •		3,622	3,624

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		1,961	1,962

CBAM Ltd.
5.584% due 04/17/2031 •		425	425
5.675% due 04/20/2032 ~		1,075	1,075

Cedar Funding CLO Ltd.
5.664% due 07/17/2031 ~		1,674	1,674

CIFC European Funding CLO DAC
3.835% due 01/15/2034 •	EUR	2,300	2,489

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		$5,068	5,073
5.655% due 07/18/2031 •		982	982

Contego CLO DAC
3.321% due 01/23/2030 •	EUR	3,779	4,094

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		$262	262

Cumulus Static CLO DAC
3.756% due 11/15/2033 •	EUR	3,283	3,556

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •		558	603
3.336% due 08/15/2032 •		234	253
3.347% due 09/22/2034 •		2,500	2,701
3.435% due 10/15/2031 •		11,222	12,136

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		10,320	11,159

Dryden Euro CLO DAC
3.416% due 05/15/2034 •		7,213	7,791
3.445% due 04/15/2033 •		11,399	12,320
3.665% due 04/15/2034 •		900	971
3.728% due 01/17/2033 •		874	945
3.744% due 04/18/2033 •		981	1,062

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		$3,100	3,100
5.443% due 10/19/2029 ~		2,552	2,554
5.525% due 04/18/2031 •		1,224	1,225
5.614% due 07/15/2031 ~		814	815

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		2,300	2,286

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	1,595	1,723

Gallatin CLO Ltd.
5.654% due 07/15/2031 •		$5,041	5,047

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		1,000	997

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •		3,385	3,385

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		3,300	3,301

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	10,245	11,075
3.425% due 10/15/2031 •		1,001	1,082
3.545% due 07/15/2031 •		1,596	1,726

Hayfin Emerald CLO
3.914% due 01/22/2039 «•		5,700	6,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.975% due 11/17/2037 •	EUR	4,000	$4,331

Henley CLO DAC
3.663% due 04/25/2034 •		2,600	2,814
3.673% due 06/10/2034 •		3,100	3,350

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		$3,000	2,995
5.615% due 04/21/2031 •		188	188

Invesco Euro CLO DAC
3.435% due 07/15/2031 •	EUR	810	875
3.725% due 10/30/2038 •		4,700	5,077

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		$3,800	3,801

Jubilee CLO DAC
3.435% due 04/15/2031 •	EUR	8,072	8,673

KKR CLO Ltd.
5.514% due 07/15/2030 ~		$1,199	1,200
5.744% due 01/15/2031 •		973	973

LCM Ltd.
5.393% due 07/20/2030 ~		288	289
5.400% due 10/15/2034 •		2,300	2,293
5.555% due 07/20/2030 •		332	331

Madison Park Euro Funding DAC
3.605% due 04/15/2032 •	EUR	11,879	12,768
3.665% due 07/15/2035 •		1,331	1,436

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		$4,600	4,576
5.540% due 10/22/2034 ~		1,900	1,902

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	5,286	5,716

Marathon CLO Ltd.
5.502% due 04/15/2032 ~		$1,397	1,397

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		3,400	3,403

Neuberger Berman CLO Ltd.
5.591% due 01/28/2030 •		321	321

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		2,700	2,700
5.370% due 10/14/2036 •		3,200	3,200

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		1,782	1,783

OAK Hill European Credit Partners DAC
3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	5,953	6,424

Ocean Trails CLO
5.592% due 07/15/2034 •		$2,400	2,399

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		2,800	2,797

Octagon Loan Funding Ltd.
5.765% due 11/18/2031 ~		154	154

OZLM Ltd.
5.715% due 07/20/2032 •		3,567	3,568

Palmer Square European CLO DAC
3.715% due 04/15/2035 •	EUR	2,800	3,027

Palmer Square European Loan Funding DAC
3.339% due 08/15/2033 «•(a)		5,000	5,406
3.546% due 05/15/2034 •		5,540	5,992
3.690% due 05/15/2034 •		2,400	2,604
3.806% due 08/15/2033 •		4,165	4,504

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~		$892	892

Parallel Ltd.
5.426% due 07/15/2034 •		1,600	1,595

Pikes Peak CLO
5.513% due 10/11/2034 •		4,200	4,193

Rad CLO Ltd.
5.530% due 04/25/2032 •		491	491
5.678% due 07/24/2032 •		1,814	1,816

Regatta Funding Ltd.
5.502% due 01/15/2033 •		600	600

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •	EUR	1,100	1,190

Romark CLO Ltd.
5.582% due 10/23/2030 •		$2,448	2,450

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		$3,100	$3,100

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		563	564

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	3,540	3,831

SLM Student Loan Trust
5.718% due 07/25/2049		$2,781	2,773

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		658	658
5.705% due 04/18/2031 •		1,336	1,335
5.765% due 07/20/2032 •		6,889	6,892

St Paul’s CLO DAC
3.503% due 04/25/2030 •	EUR	3,612	3,909
3.504% (EUR003M + 0.800%) due 04/22/2035 ~		3,690	3,980
3.598% due 01/17/2032 •		3,913	4,230
3.653% due 10/25/2035 •		900	971

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		$321	321

Tikehau CLO DAC
3.685% due 10/15/2031 •	EUR	4,541	4,905

Tralee CLO Ltd.
5.366% due 10/20/2034 •		$2,000	2,000
5.882% due 04/25/2034 •		5,100	5,104

Venture CLO Ltd.
5.433% due 10/20/2034 •		2,500	2,493
5.575% due 09/07/2030 ~		2,038	2,039
5.624% due 07/15/2031 ~		766	766

Voya CLO Ltd.
5.493% due 07/20/2032 •		458	458
5.544% due 06/07/2030 ~		165	165
5.774% due 10/15/2030 ~		599	599

Voya Euro CLO DAC
3.755% due 10/15/2034 •	EUR	2,500	2,694

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		$371	371

			434,398

Total Asset-Backed Securities (Cost $661,987)			642,323

SOVEREIGN ISSUES 8.1%

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	38,568	28,700

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	82,298	89,232
0.100% due 07/25/2031 (d)		16,341	16,883
0.100% due 07/25/2038 (d)		118	106

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,236	21,171
1.400% due 05/26/2025 (d)		274,609	297,695
1.800% due 05/15/2036 (d)		8,453	8,928

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	9,928,480	68,577
0.100% due 03/10/2029 (d)		13,381,961	92,252

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	16,499	751

Total Sovereign Issues (Cost $670,688)			624,295

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		6,580,000	6,639

Total Preferred Securities (Cost $6,580)			6,639

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	1,368,028	$1,368

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
4.298% due 04/17/2025 - 06/26/2025 (b)(c)(j)(l)	$16,258	16,146

Total Short-Term Instruments (Cost $17,514)		17,514

Total Investments in Securities (Cost $10,014,218)		9,431,792

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	1,172,105	$11,409

Total Short-Term Instruments (Cost $11,409)		11,409

Total Investments in Affiliates (Cost $11,409)		11,409

Total Investments 122.9% (Cost $10,025,627)		$9,443,201

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(33,299))		(5,401)

Other Assets and Liabilities, net (22.8)%		(1,753,212)

Net Assets 100.0%		$7,684,588

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	0.380%	01/30/2025	04/30/2025	$(8,940,288)	$(59,644)
	0.430	03/24/2025	06/16/2025	(67,809,684)	(452,133)
JPS	4.530	03/31/2025	04/01/2025	(31,295)	(31,299)
MSR	4.450	04/01/2025	04/02/2025	(127,919)	(127,919)
	4.480	03/31/2025	04/01/2025	(63,838)	(63,846)
NOM	4.500	03/28/2025	04/04/2025	(36,809)	(36,828)

Total Reverse Repurchase Agreements					$(771,669)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.000%	05/01/2055	$300	$(258)	$(260)

U.S. Treasury Obligations (0.6)%
U.S. Treasury Inflation Protected Securities	0.625%	01/15/2026	43,842	(43,625)	(43,875)

Total Short Sales (0.6)%				$(43,883)	$(44,135)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreemen
BPS	$0	$(511,777)	$0	$0	$(511,777)	$520,653	$8,876
JPS	0	(31,299)	0	0	(31,299)	31,207	(92)
MSR	0	(191,765)	0	0	(191,765)	65,952	(125,813)
NOM	0	(36,828)	0	0	(36,828)	36,866	38

Master Securities Forward Transaction Agreement
CEW	0	0	0	(43,875)	(43,875)	0	(43,875)

Total Borrowings and Other Financing Transactions	$0	$(771,669)	$0	$(43,875)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(95,145)	$(96,472)	$(452,133)	$0	$(643,750)

Total Borrowings	$(95,145)	$(96,472)	$(452,133)	$0	$(643,750)

Payable for reverse repurchase agreements(4)					$(643,750)

(h)	Securities with an aggregate market value of $664,854 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(232,528) at a weighted average interest rate of 1.863%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $(58) of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(127,919) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	5,672	$	1,502,081	$306	$767	$(153)
Aluminum May Futures	05/2025	25		1,581	(72)	0	0
Arabica Coffee September Futures	09/2025	7		972	(3)	0	(3)
Australia Government 10-Year Bond June Futures	06/2025	1,362		95,878	60	911	0
Brent Crude December Futures	10/2025	35		2,490	90	53	0
Cocoa July Futures	07/2025	10		789	(29)	0	(12)
Cocoa September Futures	09/2025	10		780	(74)	0	(11)
Corn September Futures	09/2025	3		65	(6)	0	0
Euro-BOBL June Futures	06/2025	102		12,991	(117)	31	(3)
Euro-BTP June Futures	06/2025	966		122,754	(2,420)	324	(146)
Euro-Buxl 30-Year Bond June Futures	06/2025	6		774	(50)	8	0
Gas Oil September Futures	09/2025	19		1,274	(29)	29	0
Iron Ore July Futures	07/2025	215		2,131	10	0	(29)
Japan Government 10-Year Bond June Futures	06/2025	14		12,918	44	94	0
Lead May Futures	05/2025	75		3,758	(102)	0	0
Live Cattle June Futures	06/2025	36		2,933	174	0	(17)
Natural Gas September Futures	08/2025	38		1,712	(26)	30	0
New York Harbor September Futures	08/2025	11		1,043	(13)	23	0
Nickel May Futures	05/2025	24		2,278	(16)	0	0
RBOB Gasoline September Futures	08/2025	24		2,203	(19)	45	0
Silver July Futures	07/2025	15		2,620	72	0	(15)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Soybean July Futures	07/2025	46	$	2,365	$14	$0	$(21)
Soybean Meal July Futures	07/2025	219		6,557	(138)	0	(33)
Sugar No. 11 October Futures	09/2025	46		970	(6)	0	(5)
U.S. Treasury 10-Year Note June Futures	06/2025	77		8,564	46	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	7,503		856,280	4,701	703	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	160		19,560	(283)	70	0
White Sugar August Futures	07/2025	2		52	0	0	0
WTI Crude September Futures	08/2025	10		690	(17)	18	0
Zinc July Futures	07/2025	7		500	(20)	3	(6)
Zinc May Futures	05/2025	37		2,635	(45)	0	0

					$2,032	$3,110	$(454)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	5,672	$	(1,502,234)	$(497)	$383	$(460)
Aluminum July Futures	07/2025	21		(1,331)	54	54	0
Aluminum May Futures	05/2025	25		(1,581)	32	0	0
Arabica Coffee July Futures	07/2025	7		(985)	17	3	0
Cocoa July Futures	07/2025	1		(80)	4	1	(1)
Copper July Futures	07/2025	60		(4,021)	26	80	(1)
Corn July Futures	07/2025	299		(6,926)	83	0	(49)
Cotton No. 2 December Futures	12/2025	87		(3,042)	(28)	7	0
Euro-Bund June Futures	06/2025	2,288		(318,727)	3,672	25	(1,212)
Euro-Oat June Futures	06/2025	1,658		(219,958)	4,617	305	(717)
Euro-Schatz June Futures	06/2025	1,708		(197,531)	208	46	(148)
European Climate Exchange December Futures	12/2025	1		(74)	0	1	0
Gold 100 oz. June Futures	06/2025	42		(13,231)	(399)	0	(151)
Hard Red Winter Wheat July Futures	07/2025	44		(1,254)	40	0	(10)
Hard Red Winter Wheat September Futures	09/2025	26		(761)	52	0	(5)
Lead May Futures	05/2025	75		(3,758)	(72)	0	0
Lean Hogs June Futures	06/2025	63		(2,401)	163	13	0
Natural Gas July Futures	06/2025	47		(2,103)	84	0	(34)
Natural Gas June Futures	05/2025	5		(159)	1	2	0
Nickel July Futures	07/2025	16		(1,532)	34	34	0
Nickel May Futures	05/2025	24		(2,278)	12	0	0
Palladium June Futures	06/2025	3		(300)	(17)	0	(5)
Platinum July Futures	07/2025	29		(1,490)	(46)	0	(45)
Robusta Coffee July Futures	07/2025	2		(106)	4	1	0
Soybean Meal December Futures	12/2025	32		(985)	33	7	0
Soybean November Futures	11/2025	45		(2,293)	8	22	0
Soybean Oil December Futures	12/2025	32		(875)	(51)	4	0
Soybean Oil July Futures	07/2025	24		(654)	(31)	4	0
Sugar No. 11 July Futures	06/2025	59		(1,232)	(1)	7	0
U.S. Treasury 2-Year Note June Futures	06/2025	6,471		(1,340,609)	(6,748)	50	0
U.S. Treasury 5-Year Note June Futures	06/2025	6,917		(748,117)	(5,316)	216	0
U.S. Treasury Long-Term Bond June Futures	06/2025	3,684		(432,064)	(5,792)	0	(691)
Wheat July Futures	07/2025	91		(2,505)	73	0	(35)
Wheat September Futures	09/2025	13		(368)	18	0	(5)
Wheat September Futures	09/2025	56		(661)	19	2	(2)
Zinc July Futures	07/2025	16		(1,142)	8	0	0
Zinc May Futures	05/2025	37		(2,635)	(10)	0	0

					$(9,746)	$1,267	$(3,571)

Total Futures Contracts					$(7,714)	$4,377	$(4,025)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	405,900	$(2,719)	$(379)	$(3,098)	$404	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		37,700	(250)	(435)	(685)	350	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	405	153	0	(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	(119)	982	863	0	(154)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	(790)	1,133	343	0	(40)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500%	Annual	12/15/2031		JPY	8,842,000	$164	$2,177	$2,341	$0	$(290)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	$		183,300	(722)	(493)	(1,215)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025			73,000	(287)	(198)	(485)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026			33,300	(155)	(46)	(201)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026			1,500	(7)	(2)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026			49,370	(230)	(73)	(303)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028			328,400	(4,335)	(12,618)	(16,953)	115	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028			36,820	(464)	(1,390)	(1,854)	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031			366,400	(6,875)	(2,366)	(9,241)	0	(699)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034			219,980	(1,462)	(9,728)	(11,190)	590	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034			52,300	2,326	(435)	1,891	0	(150)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034			32,000	0	(251)	(251)	0	(99)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034			28,800	0	(284)	(284)	0	(89)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034			11,400	0	(114)	(114)	0	(35)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034			28,300	0	(285)	(285)	0	(87)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034			28,300	0	(292)	(292)	0	(87)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034			28,700	0	(322)	(322)	0	(89)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034			24,100	0	(294)	(294)	0	(74)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052			18,600	(772)	63	(709)	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053			42,700	2,682	10,537	13,219	0	(242)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053			32,700	2,030	8,373	10,403	0	(183)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054			144,900	2,987	21,164	24,151	0	(974)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			46,700	1,244	1,795	3,039	0	(340)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		EUR	16,500	(81)	(584)	(665)	10	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			600	(3)	(22)	(25)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			34,000	(256)	(1,120)	(1,376)	26	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			35,900	(131)	(916)	(1,047)	28	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			16,100	(60)	(403)	(463)	13	0
Receive(1)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027			61,400	0	61	61	0	(52)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027			115,800	0	97	97	0	(97)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032			10,500	0	433	433	33	0
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032			112,100	0	4,945	4,945	353	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035			906,070	(29,424)	(6,876)	(36,300)	3,832	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052			31,090	1,925	14,577	16,502	0	(153)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052			34,090	21	18,037	18,058	0	(168)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052			54,400	3,377	25,421	28,798	0	(269)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055			277,080	11,387	11,196	22,583	0	(2,183)
Receive	CPTFEMU	3.130	Maturity	05/15/2027			15,900	0	166	166	26	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031			51,180	(295)	(9,922)	(10,217)	0	(109)
Receive	CPTFEMU	2.049	Maturity	08/15/2034			61,900	(25)	(205)	(230)	114	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034			30,600	(81)	18	(63)	59	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037			50	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			5,700	4	157	161	0	(13)
Pay	CPTFEMU	2.590	Maturity	03/15/2052			7,900	(206)	457	251	0	(18)
Pay	CPTFEMU	2.550	Maturity	04/15/2052			1,150	1	32	33	0	(4)
Pay	CPTFEMU	2.421	Maturity	05/15/2052			4,430	0	(38)	(38)	0	(16)
Pay	CPTFEMU	2.590	Maturity	12/15/2052			15,100	0	1,434	1,434	0	(23)
Pay	CPTFEMU	2.700	Maturity	04/15/2053			10,600	71	1,434	1,505	0	(15)
Pay	CPTFEMU	2.763	Maturity	09/15/2053			4,840	0	801	801	0	(3)
Pay	CPTFEMU	2.682	Maturity	10/15/2053			5,400	0	745	745	0	(9)
Pay	CPTFEMU	2.736	Maturity	10/15/2053			8,300	75	1,223	1,298	0	(12)
Pay	CPURNSA	1.980	Maturity	09/19/2025		$	28,000	0	(340)	(340)	0	(9)
Pay	CPURNSA	2.033	Maturity	09/23/2025			46,300	0	(543)	(543)	0	(16)
Pay	CPURNSA	2.208	Maturity	10/07/2025			78,479	0	(819)	(819)	0	(28)
Pay	CPURNSA	2.380	Maturity	10/15/2025			22,000	0	(199)	(199)	0	(7)
Pay	CPURNSA	2.341	Maturity	11/07/2025			29,900	0	(303)	(303)	0	(8)
Pay	CPURNSA	2.350	Maturity	11/07/2025			100,000	0	(1,005)	(1,005)	0	(27)
Pay	CPURNSA	2.703	Maturity	01/14/2026			62,400	0	(459)	(459)	0	(64)
Pay	CPURNSA	2.820	Maturity	02/05/2026			36,600	0	(232)	(232)	0	(41)
Pay	CPURNSA	2.842	Maturity	02/13/2026			38,000	0	(233)	(233)	0	(44)
Pay	CPURNSA	3.043	Maturity	02/21/2026			2,400	0	(10)	(10)	0	(3)
Receive	CPURNSA	2.314	Maturity	02/26/2026			67,600	0	8,655	8,655	103	0
Receive	CPURNSA	2.419	Maturity	03/05/2026			79,200	0	9,682	9,682	112	0
Receive	CPURNSA	2.768	Maturity	05/13/2026			45,200	0	4,558	4,558	74	0
Receive	CPURNSA	2.813	Maturity	05/14/2026			18,800	0	1,848	1,848	31	0
Receive	CPURNSA	2.703	Maturity	05/25/2026			20,410	5	2,097	2,102	36	0
Receive	CPURNSA	2.690	Maturity	06/01/2026			20,400	0	2,100	2,100	37	0
Pay	CPURNSA	2.370	Maturity	06/06/2028			22,300	1,402	(3,956)	(2,554)	0	(33)
Pay	CPURNSA	2.379	Maturity	07/09/2028			14,700	956	(2,604)	(1,648)	0	(20)
Receive	CPURNSA	2.573	Maturity	08/26/2028			9,200	0	786	786	12	0
Receive	CPURNSA	2.645	Maturity	09/10/2028			12,700	0	981	981	16	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			32,400	1,066	(5,605)	(4,539)	0	(40)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	1.998%	Maturity	07/25/2029	$	9,100	$155	$(1,545)	$(1,390)	$0	$(10)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(13,017)	(14,016)	0	(100)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,898)	(3,884)	0	(28)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	4,371	4,401	42	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(63)	(11)	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,235)	(843)	0	(22)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	35,000	198	194	392	158	0
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	97	97	57	0

Total Swap Agreements							$(18,436)	$77,075	$58,639	$6,653	$(7,432)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,377	$6,653	$11,030	$0	$(4,025)	$(7,432)	$(11,457)

(j)

Securities with an aggregate market value of $82,086 and cash of $7,092 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	569,600		$3,812	$15	$0
	04/2025		$53,941	AUD	85,269	0	(661)
	04/2025		6,924	JPY	1,044,563	40	0
	04/2025		1,169	SGD	1,562	0	(6)
	05/2025	AUD	85,269		$53,953	660	0
	05/2025	CNH	20,090		2,743	0	(29)
	05/2025	JPY	1,041,057		6,924	0	(40)
	05/2025	SGD	1,560		1,169	6	0
	05/2025		$10,405	CNH	75,345	4	(11)
	06/2025	CNH	132,363		$18,129	0	(184)
	06/2025		$6,081	CNH	43,880	0	(10)
	07/2025	CNH	37,495		$5,204	9	(2)
	08/2025		37,501		5,201	0	(9)

BOA	04/2025	EUR	9,442		10,198	0	(12)
	04/2025	IDR	13,027,665		788	5	0
	04/2025	JPY	511,200		3,407	0	(2)
	04/2025	KRW	1,954,936		1,333	6	0
	04/2025	NOK	261		23	0	(1)
	04/2025	SEK	8,555		803	0	(48)
	04/2025		$787	IDR	13,027,665	0	(4)
	05/2025	CNH	19,644		$2,684	0	(27)
	05/2025	IDR	17,367,268		1,043	2	0
	05/2025		$1,096	INR	94,196	3	0
	06/2025	CNH	53,139		$7,320	2	(34)
	06/2025		$2,979	CNH	21,522	0	(1)
	06/2025		1,730	KRW	2,520,786	0	(12)
	08/2025	CNH	24,686		$3,451	21	0
	08/2025	TWD	1,658		51	0	0

BPS	04/2025	BRL	543,726		95,156	0	(126)
	04/2025	EUR	355,304		372,564	0	(11,626)
	04/2025	IDR	194,308,296		11,722	54	0
	04/2025	JPY	5,602,817		37,581	226	0
	04/2025	SGD	3,531		2,646	18	0

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TWD	2,110,530		$64,197	$640	$0
	04/2025		$2,819	AUD	4,454	0	(36)
	04/2025		94,721	BRL	543,726	568	(5)
	04/2025		22,041	IDR	361,454,765	0	(345)
	04/2025		10,435	INR	906,177	155	0
	04/2025		2,480	JPY	372,793	5	0
	04/2025		9,505	KRW	13,802,408	0	(133)
	04/2025		137	NOK	1,440	0	0
	04/2025		20,675	TWD	677,128	0	(284)
	04/2025	ZAR	75,676		$4,137	14	0
	05/2025	CNH	70,691		9,728	2	(30)
	05/2025	IDR	52,790,299		3,173	9	0
	05/2025	JPY	371,544		2,480	0	(5)
	05/2025	NOK	1,440		137	0	0
	05/2025		$92,556	BRL	531,569	30	0
	05/2025		9,059	IDR	150,358,663	0	(48)
	05/2025		9,867	INR	846,426	12	0
	05/2025		1,048	SGD	1,402	0	(3)
	06/2025	CNH	201,149		$27,681	0	(148)
	06/2025	KRW	1,809,456		1,270	38	0
	06/2025	PLN	2,300		595	3	0
	06/2025		$20,049	PLN	77,375	57	(184)
	07/2025	TWD	324,595		$9,989	156	0
	08/2025		270,482		8,298	83	0

BRC	04/2025	INR	27,589		315	0	(8)
	04/2025	NOK	2,411		216	0	(13)
	04/2025		$2,612	EUR	2,394	0	(23)
	04/2025		2,457	IDR	40,216,769	0	(45)
	04/2025		598	ILS	2,194	0	(7)
	04/2025		322	INR	27,557	1	0
	04/2025		1,798	SGD	2,404	0	(9)
	04/2025		35,894	TRY	1,423,459	693	0
	05/2025	INR	27,635		$322	0	(1)
	05/2025	NOK	1,235		117	0	0
	05/2025		$1,742	EUR	1,606	0	(3)
	06/2025		149	PLN	579	0	0

BSH	04/2025	AUD	84,286		$53,401	734	0
	04/2025		$64,048	JPY	9,618,695	81	0
	05/2025	JPY	9,586,299		$64,048	0	(81)
	06/2025		$4,390	PLN	16,900	0	(39)

CBK	04/2025	BRL	22,798		$3,970	0	(25)
	04/2025	CHF	1,407		1,600	10	0
	04/2025	DKK	33,319		4,690	0	(139)
	04/2025	IDR	204,635,269		12,336	48	0
	04/2025	ILS	24,351		6,681	129	0
	04/2025	INR	261,473		3,047	0	(11)
	04/2025	TWD	722,626		22,055	293	0
	04/2025		$3,910	BRL	22,798	85	0
	04/2025		89,437	CAD	127,398	0	(904)
	04/2025		1,005	GBP	778	0	0
	04/2025		14,579	IDR	239,081,227	0	(225)
	04/2025		4,032	INR	346,088	10	0
	04/2025		572	KRW	836,724	0	(3)
	04/2025		44,461	TWD	1,457,215	0	(577)
	05/2025	CAD	127,212		$89,437	903	0
	05/2025	IDR	62,610,645		3,769	17	0
	05/2025	THB	2		0	0	0
	05/2025		$2,289	EUR	2,110	0	(3)
	05/2025		9,028	IDR	149,984,929	0	(38)
	06/2025	CNH	30,642		$4,228	0	(11)
	06/2025	KRW	53,367,906		37,227	882	0
	06/2025		$2,688	CNH	19,405	0	(3)
	07/2025	TWD	562,914		$17,302	250	0
	08/2025		622,273		19,096	194	0
	09/2025	PEN	12,330		3,335	0	(9)

DUB	04/2025	AUD	2,227		1,404	13	0
	04/2025	CAD	127		88	0	0
	04/2025	CHF	26		29	0	0
	04/2025	ILS	30,342		8,320	157	0
	04/2025	JPY	68,299,084		456,282	925	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	NZD	2,775		$1,594	$19	$0
	04/2025	SGD	104		78	0	0
	04/2025		$5,161	DKK	35,759	22	0
	04/2025		1,180	EUR	1,084	0	(8)
	04/2025		8,796	IDR	146,050,897	0	(34)
	04/2025		1,664	INR	143,156	7	0
	04/2025		58,501	JPY	8,941,406	1,299	0
	04/2025		1,784	NZD	3,124	0	(11)
	04/2025		597	SGD	800	0	(2)
	05/2025	DKK	35,693		$5,161	0	(22)
	05/2025	IDR	7,623,723		459	2	0
	05/2025	SGD	798		597	2	0
	05/2025		$1,404	AUD	2,227	0	(13)
	05/2025		1,595	NZD	2,775	0	(19)
	06/2025	KRW	39,864,396		$27,794	648	0
	06/2025		$456,765	JPY	67,809,684	0	(870)

FAR	04/2025	CHF	50,126		$56,235	0	(424)
	04/2025	DKK	52,927		7,460	0	(211)
	04/2025	EUR	242,573		254,784	0	(7,511)
	04/2025	ILS	25,969		7,153	167	0
	04/2025	JPY	4,346,191		29,127	151	0
	04/2025		$45,710	JPY	6,881,611	171	0
	04/2025		524	TWD	17,160	0	(7)
	04/2025		99	ZAR	1,810	0	0
	05/2025	JPY	6,858,427		$45,710	0	(170)
	05/2025		$2,654	CNH	19,147	0	(12)
	06/2025		4,045	PLN	15,650	0	(14)
	07/2025	CNH	19,074		$2,654	10	0

GLM	04/2025	BRL	100,283		17,464	0	(109)
	04/2025	IDR	105,823,499		6,373	24	0
	04/2025	KRW	2,976,250		2,028	8	0
	04/2025	TWD	8,738		264	1	0
	04/2025		$16,999	BRL	100,283	574	0
	04/2025		8,582	IDR	141,465,884	0	(96)
	04/2025		779	KRW	1,140,050	0	(5)
	04/2025	ZAR	41,149		$2,255	14	0
	05/2025	CNH	19,101		2,608	0	(28)
	05/2025	IDR	30,084,798		1,804	1	0
	05/2025		$6,373	IDR	105,919,094	0	(25)
	06/2025		7,671	CNH	55,484	19	(14)
	06/2025		2,028	KRW	2,965,439	0	(8)
	06/2025		1,315	PLN	5,079	0	(7)
	07/2025	TWD	56,613		$1,740	25	0
	07/2025		$135	TWD	4,374	0	(2)
	08/2025		264		8,670	0	(1)

IND	04/2025		49	CHF	44	0	0
	04/2025		9,987	DKK	69,073	24	0
	05/2025	CHF	43		$49	0	0
	05/2025	DKK	68,945		9,987	0	(24)

JPM	04/2025	BRL	15,632		2,724	0	(15)
	04/2025	IDR	17,331,392		1,048	8	0
	04/2025	ILS	30,102		8,264	166	0
	04/2025	JPY	4,812,583		32,279	193	0
	04/2025	SGD	86		65	0	0
	04/2025	TWD	95,357		2,908	36	0
	04/2025		$1,410	AUD	2,227	0	(18)
	04/2025		2,722	BRL	15,632	17	0
	04/2025		1,525	IDR	25,061,884	0	(21)
	04/2025		2,944	INR	254,412	27	0
	04/2025		14,552	JPY	2,196,096	89	0
	04/2025		572	KRW	836,355	0	(4)
	04/2025		14,245	TWD	466,761	0	(188)
	05/2025	CNH	20,415		$2,795	0	(23)
	05/2025	IDR	20,037,907		1,207	6	0
	05/2025	JPY	2,188,732		14,552	0	(89)
	05/2025		$9,750	CNH	70,678	13	(9)
	06/2025	CNH	89,348		$12,242	0	(120)
	06/2025	MXN	8,381		406	1	0
	06/2025		$102	MXN	2,095	0	(1)
	06/2025		21,687	PLN	83,767	16	(136)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	CNH	36,137		$5,007	$3	$(5)
	07/2025	TWD	328,551		10,103	151	0
	07/2025		$2,724	BRL	15,939	15	0
	08/2025	CNH	34,217		$4,743	2	(12)
	08/2025	TWD	458,485		14,027	101	0

MBC	04/2025	AUD	7,958		4,972	14	(14)
	04/2025	CHF	2,485		2,807	0	(2)
	04/2025	EUR	37,290		40,144	280	(458)
	04/2025	SEK	2,020		202	1	0
	04/2025	SGD	736		551	3	0
	04/2025	TWD	148,563		4,592	118	0
	04/2025		$29	CAD	42	0	0
	04/2025		61,129	CHF	54,001	0	(91)
	04/2025		277	DKK	1,905	0	(1)
	04/2025		6,088	EUR	5,622	20	(29)
	04/2025		2,807	GBP	2,171	0	(3)
	04/2025		3,359	INR	291,395	45	0
	04/2025		454,044	JPY	67,809,684	0	(1,949)
	04/2025		9,392	TWD	308,535	0	(100)
	04/2025	ZAR	87,555		$4,790	20	0
	05/2025	CAD	42		29	0	0
	05/2025	CHF	53,808		61,129	91	0
	05/2025	CNH	33,610		4,634	2	(7)
	05/2025	DKK	1,901		277	1	0
	05/2025	IDR	12,069,837		726	3	0
	05/2025	JPY	123,213		828	4	0
	05/2025	THB	5,403		161	1	0
	05/2025		$4,808	CNH	34,859	6	(4)
	06/2025	KRW	5,146,465		$3,577	71	0
	06/2025		$12,084	PLN	46,639	0	(78)
	07/2025	CNH	17,324		$2,404	3	0
	07/2025	TWD	158,404		4,860	62	0
	08/2025	CNH	46,326		6,441	15	(9)
	08/2025	TWD	148,269		4,532	28	0

MYI	04/2025	CAD	127,312		89,437	963	0
	04/2025	DKK	20,493		2,861	0	(109)
	04/2025	SGD	309		231	1	0
	04/2025		$1,586	AUD	2,521	0	(11)
	04/2025		685,460	EUR	635,509	1,716	0
	04/2025		11,262	GBP	8,888	219	0
	04/2025		2,114	TWD	69,116	0	(33)
	04/2025		44,801	ZAR	819,007	0	(181)
	05/2025	EUR	635,509		$686,571	0	(1,716)
	05/2025	IDR	10,983,244		660	2	0
	06/2025	CNH	18,027		2,486	0	(8)
	06/2025		$685	PLN	2,715	15	0

NGF	06/2025	KRW	27,528,997		$19,321	575	0

RYL	06/2025	CNH	103		14	0	0

SCX	04/2025	JPY	207,600		1,407	23	0
	04/2025	NZD	349		199	1	0
	04/2025	TWD	78,686		2,424	55	0
	04/2025		$3,063	IDR	50,107,292	0	(57)
	04/2025		3,818	JPY	575,430	19	0
	04/2025		572	KRW	835,466	0	(4)
	04/2025		2,718	TWD	89,426	0	(25)
	05/2025	CNH	28,415		$3,942	20	0
	05/2025	IDR	4,712,895		284	1	0
	05/2025	JPY	573,500		3,818	0	(19)
	06/2025	CNH	8,767		1,207	0	(6)
	08/2025	TWD	88,686		2,718	24	0

SSB	04/2025	GBP	11,059		14,301	16	0
	04/2025		$71,492	BRL	412,308	761	0
	05/2025		14,300	GBP	11,059	0	(16)

UAG	04/2025	IDR	26,229,925		$1,581	6	0
	04/2025	JPY	4,273,259		28,721	231	0
	04/2025		$1,678	IDR	27,779,003	0	(9)
	04/2025		1,931	TRY	77,874	72	0
	05/2025		1,581	IDR	26,266,813	0	(7)
	06/2025		937	PLN	3,617	0	(6)

Total Forward Foreign Currency Contracts						$17,808	$(31,483)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,373)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(242)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(239)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	28,800	(664)	(670)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	28,800	(664)	(490)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	98,700	(1,193)	(1,669)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(50)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(792)	(568)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(195)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(526)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(620)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(1,945)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(1,672)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	52,300	(1,161)	(1,001)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	52,300	(1,161)	(1,067)

							$(12,740)	$(10,954)

Total Written Options							$(14,837)	$(12,327)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$13	$0	$(13)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	0	4.450%	Maturity	05/12/2025	$375,000	$0	$2,902	$2,902	$0

GLM	Receive	U.S. Treasury Inflation Protected Securities	0	4.460	Maturity	04/09/2025	72,200	0	334	334	0

MYC	Receive	U.S. Treasury Inflation Protected Securities	0	4.490	Maturity	04/25/2025	679,000	0	9,739	9,739	0

SOG	Receive	U.S. Treasury Inflation Protected Securities	0	4.470% (FEDL01 plus a specified spread)	Maturity	04/23/2025	425,000	0	8,066	8,066	0

								$0	$21,041	$21,041	$0

Total Swap Agreements								$(26)	$21,054	$21,041	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$734	$0	$0	$734	$(952)	$0	$0	$(952)	$(218)	$281	$63
BOA	39	0	0	39	(141)	0	0	(141)	(102)	206	104
BPS	2,070	0	2,902	4,972	(12,973)	0	0	(12,973)	(8,001)	9,675	1,674
BRC	694	0	0	694	(109)	(1,641)	0	(1,750)	(1,056)	0	(1,056)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BSH	$815	$0	$0	$815	$(120)	$0	$0	$(120)	$695	$0	$695
BSS	0	0	0	0	0	0	0	0	0	(220)	(220)
CBK	2,821	0	0	2,821	(1,948)	(1,719)	0	(3,667)	(846)	(1,470)	(2,316)
DUB	3,094	0	0	3,094	(979)	0	0	(979)	2,115	(1,760)	355
FAR	499	0	0	499	(8,349)	0	0	(8,349)	(7,850)	8,406	556
GLM	666	0	334	1,000	(295)	(6,899)	0	(7,194)	(6,194)	(1,150)	(7,344)
IND	24	0	0	24	(24)	0	0	(24)	0	0	0
JPM	844	0	0	844	(641)	0	0	(641)	203	(265)	(62)
MBC	788	0	0	788	(2,745)	0	0	(2,745)	(1,957)	2,708	751
MYC	0	0	9,739	9,739	0	(2,068)	0	(2,068)	7,671	(8,284)	(613)
MYI	2,916	0	0	2,916	(2,058)	0	0	(2,058)	858	(77)	781
NGF	575	0	0	575	0	0	0	0	575	(270)	305
SAL	0	0	0	0	0	0	(13)	(13)	(13)	0	(13)
SCX	143	0	0	143	(111)	0	0	(111)	32	(40)	(8)
SOG	0	0	8,066	8,066	0	0	0	0	8,066	(7,380)	686
SSB	777	0	0	777	(16)	0	0	(16)	761	(120)	641
UAG	309	0	0	309	(22)	0	0	(22)	287	(370)	(83)

Total Over the Counter	$17,808	$0	$21,041	$38,849	$(31,483)	$(12,327)	$(13)	$(43,823)

(l)

Securities with an aggregate market value of $21,277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$443	$0	$0	$0	$3,934	$4,377
Swap Agreements	0	0	0	0	6,653	6,653

	$443	$0	$0	$0	$10,587	$11,030

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,808	$0	$17,808
Swap Agreements	0	0	0	0	21,041	21,041

	$0	$0	$0	$17,808	$21,041	$38,849

	$443	$0	$0	$17,808	$31,628	$49,879

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$495	$0	$0	$0	$3,530	$4,025
Swap Agreements	0	0	0	0	7,432	7,432

	$495	$0	$0	$0	$10,962	$11,457

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,483	$0	$31,483
Written Options	0	0	0	0	12,327	12,327
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$31,483	$12,327	$43,823

	$495	$13	$0	$31,483	$23,289	$55,280

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,880	$2,880
Futures	(6,327)	0	0	0	9,392	3,065
Swap Agreements	0	0	0	0	(31,213)	(31,213)

	$(6,327)	$0	$0	$0	$(18,941)	$(25,268)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$52,366	$0	$52,366
Purchased Options	0	0	0	0	(21)	(21)
Written Options	0	0	0	0	7,712	7,712
Swap Agreements	0	62	0	0	13,648	13,710

	$0	$62	$0	$52,366	$21,339	$73,767

	$(6,327)	$62	$0	$52,366	$2,398	$48,499

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,974)	$(1,974)
Futures	472	0	0	0	156	628
Swap Agreements	0	0	0	0	49,995	49,995

	$472	$0	$0	$0	$48,177	$48,649

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,398)	$0	$(24,398)
Written Options	0	0	0	0	(3,716)	(3,716)
Swap Agreements	0	26	0	0	20,126	20,152

	$0	$26	$0	$(24,398)	$16,410	$(7,962)

	$472	$26	$0	$(24,398)	$64,587	$40,687

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,587	$0	$23,587
Industrials	0	1,867	0	1,867
U.S. Government Agencies	0	1,148,472	0	1,148,472
U.S. Treasury Obligations	0	6,869,647	0	6,869,647
Non-Agency Mortgage-Backed Securities	0	97,448	0	97,448
Asset-Backed Securities
CMBS Other	0	43,055	0	43,055
Home Equity Other	0	118,650	0	118,650

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Manufacturing House ABS Other	$0	$3,389	$0	$3,389
Whole Loan Collateral	0	42,831	0	42,831
Other ABS	0	411,666	22,732	434,398
Sovereign Issues	0	624,295	0	624,295
Preferred Securities
Banking & Finance	0	6,639	0	6,639
Short-Term Instruments
Mutual Funds	0	1,368	0	1,368
U.S. Treasury Bills	0	16,146	0	16,146

	$0	$9,409,060	$22,732	$9,431,792

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,409	$0	$0	$11,409

Total Investments	$11,409	$9,409,060	$22,732	$9,443,201

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(260)	0	(260)
U.S. Treasury Obligations	0	(43,875)	0	(43,875)

	$0	$(44,135)	$0	$(44,135)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,337	7,693	0	11,030
Over the counter	0	38,849	0	38,849

	$3,337	$46,542	$0	$49,879

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3,334)	$(8,123)	$0	$(11,457)
Over the counter	0	(43,823)	0	(43,823)

	$(3,334)	$(51,946)	$0	$(55,280)

Total Financial Derivative Instruments	$3	$(5,404)	$0	$(5,401)

Totals	$11,412	$9,359,521	$22,732	$9,393,665

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 190.3%

CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$68	$64

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	1,369

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	43	5
1.000% due 10/01/2053		388	41
1.500% due 10/01/2053		12,542	1,456
2.000% due 10/01/2053		5,031	606
2.500% due 10/01/2047		2	0

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		1,987	238
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,350	139

Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		74	8
2.500% due 10/01/2047		2	0

Realkredit Danmark AS
1.000% due 10/01/2050		3,389	380
1.000% due 10/01/2053		3,426	383
1.500% due 10/01/2053		9,588	1,111
2.500% due 04/01/2047		6	1

UBS Group AG
0.650% due 09/10/2029	EUR	200	193
7.750% due 03/01/2029 ~		100	122

			6,116

INDUSTRIALS 0.1%

VMware, Inc.
3.900% due 08/21/2027		$161	158

Total Corporate Bonds & Notes (Cost $8,032)			6,274

U.S. GOVERNMENT AGENCIES 13.0%

Fannie Mae
5.886% due 09/01/2044 - 10/01/2044 •		5	5

Freddie Mac
5.063% due 12/15/2037 •		28	28
6.651% due 07/01/2036 •		17	18
6.901% due 10/01/2036 •		6	6
7.253% due 09/01/2036 •		7	7

Ginnie Mae
5.461% due 08/20/2068 •		1,079	1,077

Ginnie Mae, TBA
3.500% due 04/01/2055		15,400	14,092

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049		62	59
5.500% due 05/01/2054 -08/01/2054		2,367	2,366
6.000% due 03/01/2054		3,069	3,120

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055 - 06/01/2055		9,900	9,209
4.500% due 04/01/2055 - 06/01/2055		21,000	20,080
6.000% due 06/01/2055		10,400	10,543
6.500% due 06/01/2055		4,300	4,427

Total U.S. Government Agencies (Cost $64,632)			65,037

U.S. TREASURY OBLIGATIONS 108.7%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026		17,863	17,740
0.125% due 07/15/2026 (f)(h)		25,946	25,829
0.125% due 10/15/2026 (d)		39,983	39,671
0.125% due 04/15/2027 (d)(h)		31,046	30,484

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2030 (d)(h)	$33,700	$31,716
0.250% due 07/15/2029 (d)	30,793	29,503
0.250% due 02/15/2050 (h)	741	453
0.375% due 01/15/2027 (d)	26,756	26,485
0.375% due 07/15/2027 (d)	27,919	27,605
0.500% due 01/15/2028 (d)	29,228	28,714
0.625% due 01/15/2026 (h)	1,913	1,912
0.625% due 02/15/2043 (h)	475	366
0.750% due 07/15/2028 (d)	25,685	25,389
0.750% due 02/15/2045 (h)	405	307
0.875% due 01/15/2029 (h)	21,006	20,683
1.000% due 02/15/2046 (h)	1,743	1,376
1.250% due 04/15/2028 (d)	44,578	44,600
1.375% due 02/15/2044 (h)	101	88
1.625% due 10/15/2027 (d)	28,142	28,609
1.625% due 10/15/2029 (d)	33,713	34,199
1.750% due 01/15/2028 (f)(h)	12,909	13,125
1.750% due 01/15/2034 (h)	3,100	3,096
1.875% due 07/15/2034 (d)	12,044	12,160
2.125% due 04/15/2029 (d)(h)	34,707	35,744
2.125% due 01/15/2035 (h)	101	103
2.125% due 02/15/2054 (h)	103	99
2.375% due 01/15/2027	13,402	13,747
2.375% due 10/15/2028 (d)	37,744	39,332
3.875% due 04/15/2029	9,853	10,830

Total U.S. Treasury Obligations (Cost $536,737)		543,965

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
4.915% due 07/25/2037 •	1,247	1,099

BCAP LLC Trust
4.630% due 04/26/2036 •	188	167

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	37	32
4.526% due 02/25/2036 •	88	81
5.636% due 01/25/2035 ~	19	18

Bear Stearns ALT-A Trust
5.564% due 05/25/2035 ~	263	251

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~	2	1

Citigroup Mortgage Loan Trust
6.760% due 03/25/2034 •	17	16
7.410% due 05/25/2035 •	1	1

Countrywide Alternative Loan Trust
5.500% due 11/25/2035	31	26

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	61	61
6.000% due 04/25/2036	159	77

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~	14	13

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.135% due 10/25/2035 •	152	69

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.186% due 10/26/2036 ~	8	7

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	239	91

GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~	23	21
6.697% due 09/25/2035 •	1	1

HarborView Mortgage Loan Trust
4.871% due 05/19/2035 •	159	153

IndyMac INDX Mortgage Loan Trust
4.995% due 07/25/2035 ~	1,307	951

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~	556	342
5.750% due 03/25/2037	208	62

Structured Adjustable Rate Mortgage Loan Trust
5.342% due 03/25/2036 ~	72	57

Structured Asset Mortgage Investments Trust
4.855% due 04/25/2036 ~	2	2

WaMu Mortgage Pass-Through Certificates Trust
4.584% due 08/25/2036 •	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	$36	$31

Wells Fargo Mortgage-Backed Securities Trust
7.424% due 10/25/2036 •	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $4,421)		3,634

ASSET-BACKED SECURITIES 14.1%

CMBS OTHER 0.2%

BDS Ltd.
6.117% due 03/19/2039 •	498	498

MF1 LLC
6.467% due 06/19/2037 ~	791	791

		1,289

HOME EQUITY OTHER 5.1%

ACE Securities Corp. Home Equity Loan Trust
5.560% due 04/25/2035 •	1,144	1,020

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	260	231

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	304	308

Citigroup Mortgage Loan Trust
4.705% due 05/25/2037 •	3,400	3,206
4.895% due 12/25/2036 ~	33	23

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	255	237
4.625% due 11/25/2037 •	3,339	3,162
4.715% due 05/25/2035 ~	41	40
4.835% due 09/25/2037 ~	68	62
4.915% due 05/25/2036 •	2,869	2,442
4.935% due 03/25/2037 •	372	354
5.805% due 04/25/2036 •	253	230

Fremont Home Loan Trust
4.705% due 10/25/2036 •	374	339

GSAMP Trust
5.170% due 09/25/2035 ~	18	17
5.410% due 03/25/2035 •	377	361

Home Equity Asset Trust
4.861% due 10/25/2035 •	1,174	1,161

HSI Asset Securitization Corp. Trust
4.975% due 02/25/2036 •	122	121

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	336	257

Long Beach Mortgage Loan Trust
4.675% due 08/25/2036 •	285	113

MASTR Asset-Backed Securities Trust
4.775% due 06/25/2036 •	760	699

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2037 •	5,283	1,495
5.155% due 05/25/2036 •	6	6

NovaStar Mortgage Funding Trust
5.140% due 01/25/2036 •	56	55

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	3,053	1,249

Residential Asset Securities Corp. Trust
4.715% due 09/25/2036 •	1,786	1,763
4.915% due 08/25/2036 •	1,097	971

Securitized Asset-Backed Receivables LLC Trust
5.110% due 10/25/2035 •	2,758	2,660

Soundview Home Loan Trust
4.635% due 06/25/2037 •	2,689	1,824

Structured Asset Securities Corp. Mortgage Loan Trust
5.005% due 10/25/2036 •	545	539

Wells Fargo Home Equity Asset-Backed Securities Trust
6.835% due 12/25/2034 •	465	467

		25,412

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.6%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		$3,113	$2,930

WHOLE LOAN COLLATERAL 2.2%

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •		1,046	1,028

First Franklin Mortgage Loan Trust
4.655% due 12/25/2037 •		1,084	1,041
5.140% due 11/25/2036 •		1,630	1,585
5.305% due 09/25/2035 •		681	678

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~		3,437	1,083

Lehman XS Trust
4.873% due 06/25/2036 þ		597	580

Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •		3,370	1,738

Specialty Underwriting & Residential Finance Trust
4.755% due 09/25/2037 ~		6,239	3,062

			10,795

OTHER ABS 6.0%

AIMCO CLO
5.553% due 10/17/2034 ~		300	300

Apidos CLO
5.505% due 10/20/2030 ~		750	750

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •	EUR	802	868

BlueMountain EUR CLO Ltd.
3.695% due 01/15/2033 •		3,198	3,460

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~		308	333

CIFC European Funding CLO DAC
3.835% due 01/15/2034 •		4,300	4,652

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		$97	97

CVC Cordatus Loan Fund DAC
3.347% due 09/22/2034 •	EUR	1,100	1,189

Dryden Euro CLO DAC
3.728% due 01/17/2033 •		1,351	1,461

Elevation CLO Ltd.
5.512% due 10/25/2030 •		$218	218

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		2,000	1,994

Harvest CLO DAC
3.545% due 07/15/2031 •	EUR	638	690

Hayfin Emerald CLO
3.975% due 11/17/2037 •		1,100	1,191

KKR CLO Ltd.
5.514% due 07/15/2030 ~		$137	137
5.744% due 01/15/2031 •		187	187

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		400	400

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		310	310

Palmer Square Loan Funding Ltd.
5.364% due 10/15/2029 •		106	106

Rad CLO Ltd.
5.678% due 07/24/2032 •		3,121	3,123

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		600	600

Symphony CLO Ltd.
5.473% due 04/18/2033 •		1,800	1,803
5.535% due 04/19/2034 •		2,500	2,494

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		2,699	2,700

Voya CLO Ltd.
5.774% due 10/15/2030 ~		131	131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya Euro CLO DAC
3.745% due 07/15/2035 •	EUR	700	$757

			29,951

Total Asset-Backed Securities (Cost $74,220)			70,377

SOVEREIGN ISSUES 10.8%

Canada Government Bond
4.250% due 12/01/2026 (a)	CAD	5,021	3,736

France Government International Bond
0.100% due 07/25/2038 (a)	EUR	118	106

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		1,218	1,275
1.400% due 05/26/2025 (a)		30,462	33,023
1.800% due 05/15/2036 (a)		407	430

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	714,293	4,934
0.100% due 03/10/2029 (a)		1,501,018	10,348

Mexico Government International Bond
4.000% due 08/24/2034 (a)	MXN	1,171	53

Total Sovereign Issues (Cost $57,970)			53,905

		SHARES
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.2%

Hilton Worldwide Holdings, Inc.		2,197	500

Wyndham Hotels & Resorts, Inc.		5,569	504

Total Common Stocks (Cost $1,020)			1,004

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		917,000	925

Total Preferred Securities (Cost $917)			925

REAL ESTATE INVESTMENT TRUSTS 41.2%

REAL ESTATE 41.2%

Acadia Realty Trust		12,689	266

Agree Realty Corp.		18,188	1,404

Alexander & Baldwin, Inc.		7,485	129

Alexandria Real Estate Equities, Inc.		32,240	2,983

American Assets Trust, Inc.		4,835	97

American Healthcare REIT, Inc.		16,135	489

American Homes 4 Rent ‘A’		92,099	3,482

American Tower Corp.		1,161	253

Americold Realty Trust, Inc.		75,690	1,624

Apartment Investment and Management Co. ‘A’		13,587	120

Apple Hospitality REIT, Inc.		45,860	592

AvalonBay Communities, Inc.		31,904	6,847

Brandywine Realty Trust		18,199	81

Brixmor Property Group, Inc.		42,963	1,141

Broadstone Net Lease, Inc.		82,306	1,403

BXP, Inc.		15,315	1,029

Camden Property Trust		22,073	2,700

CareTrust REIT, Inc.		19,525	558

Centerspace		1,732	112

Chatham Lodging Trust		5,110	36

Community Healthcare Trust, Inc.		2,621	48

	SHARES	MARKET VALUE (000S)

COPT Defense Properties	11,825	$322

Cousins Properties, Inc.	17,481	516

Crown Castle, Inc.	2,377	248

CubeSmart	46,520	1,987

Curbline Properties Corp.	9,645	233

DiamondRock Hospitality Co.	41,288	319

Digital Realty Trust, Inc.	61,836	8,860

Diversified Healthcare Trust	22,689	54

Douglas Emmett, Inc.	17,745	284

Easterly Government Properties, Inc.	10,582	112

EastGroup Properties, Inc.	10,272	1,809

Elme Communities	9,329	162

Empire State Realty Trust, Inc. ‘A’	14,166	111

EPR Properties	20,400	1,073

Equinix, Inc.	19,381	15,802

Equity LifeStyle Properties, Inc.	53,870	3,593

Equity Residential	78,403	5,612

Essential Properties Realty Trust, Inc.	59,174	1,931

Essex Property Trust, Inc.	9,907	3,037

Extra Space Storage, Inc.	39,754	5,903

Federal Realty Investment Trust	25,977	2,541

First Industrial Realty Trust, Inc.	32,052	1,730

Four Corners Property Trust, Inc.	10,107	290

Gaming & Leisure Properties, Inc.	34,531	1,758

Getty Realty Corp.	5,289	165

Global Medical REIT, Inc.	6,561	57

Global Net Lease, Inc.	20,694	166

Healthcare Realty Trust, Inc.	35,716	604

Healthpeak Properties, Inc.	169,112	3,419

Highwoods Properties, Inc.	11,078	328

Host Hotels & Resorts, Inc.	143,078	2,033

Hudson Pacific Properties, Inc.	14,737	43

Independence Realty Trust, Inc.	23,481	499

Innovative Industrial Properties, Inc.	2,960	160

InvenTrust Properties Corp.	8,626	253

Invitation Homes, Inc.	146,590	5,109

JBG SMITH Properties	8,827	142

Kilroy Realty Corp.	11,101	364

Kimco Realty Corp.	172,649	3,667

Kite Realty Group Trust	90,288	2,020

Lineage, Inc.	2,466	145

LXP Industrial Trust	59,550	515

Macerich Co.	49,023	842

Medical Properties Trust, Inc.	61,104	368

Mid-America Apartment Communities, Inc.	19,835	3,324

National Health Investors, Inc.	4,746	351

National Storage Affiliates Trust	7,118	280

NET Lease Office Properties	1,545	48

NETSTREIT Corp.	8,306	132

NexPoint Residential Trust, Inc.	2,253	89

NNN REIT, Inc.	44,876	1,914

Omega Healthcare Investors, Inc.	55,372	2,109

Paramount Group, Inc.	19,091	82

Park Hotels & Resorts, Inc.	42,425	453

Pebblebrook Hotel Trust	12,506	127

Phillips Edison & Co., Inc.	32,328	1,180

Piedmont Office Realty Trust, Inc. ‘A’	12,956	96

Plymouth Industrial REIT, Inc.	4,126	67

Prologis, Inc.	174,048	19,457

Public Storage	27,212	8,144

Realty Income Corp.	180,116	10,449

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Regency Centers Corp.	33,654	$2,482

Rexford Industrial Realty, Inc.	23,194	908

RLJ Lodging Trust	33,653	266

Ryman Hospitality Properties, Inc.	12,320	1,127

Service Properties Trust	17,412	45

Simon Property Group, Inc.	60,921	10,118

SITE Centers Corp.	4,930	63

SL Green Realty Corp.	7,385	426

STAG Industrial, Inc.	37,892	1,369

Summit Hotel Properties, Inc.	11,328	61

Sun Communities, Inc.	20,624	2,653

Sunstone Hotel Investors, Inc.	41,650	392

Tanger, Inc.	11,566	391

Terreno Realty Corp.	10,421	659

UDR, Inc.	73,658	3,327

UMH Properties, Inc.	7,667	143

Universal Health Realty Income Trust	1,331	55

Urban Edge Properties	25,074	476

	SHARES	MARKET VALUE (000S)

Ventas, Inc.	97,683	$6,717

Veris Residential, Inc.	8,445	143

VICI Properties, Inc.	53,434	1,743

Vornado Realty Trust	17,330	641

Welltower, Inc.	109,382	16,758

WP Carey, Inc.	37,993	2,398

Xenia Hotels & Resorts, Inc.	10,638	125

Total Real Estate Investment Trusts (Cost $190,140)		206,368

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (c)	395,294	395

Total Short-Term Instruments (Cost $395)		395

Total Investments in Securities (Cost $938,484)		951,884

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	207,709	$2,022

Total Short-Term Instruments (Cost $2,022)		2,022

Total Investments in Affiliates (Cost $2,022)		2,022

Total Investments 190.7% (Cost $940,506)		$953,906

Financial Derivative Instruments (e)(g) (0.7)% (Cost or Premiums, net $(1,841))		(3,345)

Other Assets and Liabilities, net (90.0)%		(450,279)

Net Assets 100.0%		$500,282

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.430%	03/17/2025	04/02/2025	$(41,812)	$(41,890)
	4.430	03/17/2025	04/21/2025	(91,693)	(91,862)
	4.430	04/02/2025	04/21/2025	(26,302)	(26,302)
CIB	4.430	02/21/2025	04/04/2025	(97,538)	(98,007)
DEU	4.460	03/25/2025	04/03/2025	(24,139)	(24,160)
JPS	4.440	03/24/2025	04/07/2025	(19,550)	(19,569)
NOM	4.500	03/28/2025	04/04/2025	(147,030)	(147,103)

Total Reverse Repurchase Agreements					$(448,893)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(160,054)	$0	$(160,054)	$133,505	$(26,549)
CIB	0	(98,007)	0	(98,007)	97,772	(235)
DEU	0	(24,160)	0	(24,160)	24,388	228
JPS	0	(19,569)	0	(19,569)	19,750	181
NOM	0	(147,103)	0	(147,103)	146,353	(750)

Total Borrowings and Other Financing Transactions	$0	$(448,893)	$0

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(422,591)	$0	$0	$(422,591)

Total Borrowings	$0	$(422,591)	$0	$0	$(422,591)

Payable for reverse repurchase agreements(3)					$(422,591)

(d)	Securities with an aggregate market value of $424,624 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(463,216) at a weighted average interest rate of 5.014%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(26,302) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	379	$	100,368	$21	$51	$(10)
Australia Government 10-Year Bond June Futures	06/2025	87		6,124	5	58	0
Euro-BOBL June Futures	06/2025	75		9,552	(86)	23	(3)
Euro-BTP June Futures	06/2025	60		7,624	(132)	20	(9)
Euro-Buxl 30-Year Bond June Futures	06/2025	26		3,353	(217)	35	0
Japan Government 10-Year Bond June Futures	06/2025	1		923	2	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	366		41,770	309	34	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	257		31,418	171	105	(9)

					$73	$333	$(31)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	379	$	(100,378)	$(33)	$25	$(31)
Euro-Bund June Futures	06/2025	248		(34,547)	617	3	(131)
Euro-Oat June Futures	06/2025	89		(11,807)	236	16	(38)
Euro-Schatz June Futures	06/2025	135		(15,613)	6	4	(12)
Gold 100 oz. June Futures	06/2025	3		(945)	(29)	0	(11)
Long Gilt June Futures	06/2025	27		(3,198)	60	0	(35)
U.S. Treasury 2-Year Note June Futures	06/2025	506		(104,829)	(468)	4	0
U.S. Treasury 5-Year Note June Futures	06/2025	388		(41,965)	(29)	22	0
U.S. Treasury 10-Year Note June Futures	06/2025	5		(556)	0	0	0
U.S. Treasury Long-Term Bond June Futures	06/2025	579		(67,906)	(983)	0	(109)

					$(623)	$74	$(367)

Total Futures Contracts					$(550)	$407	$(398)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	27,600	$(185)	$(26)	$(211)	$28	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		2,600	(17)	(30)	(47)	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	30	26	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	119	105	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450%	Semi-Annual	03/20/2029	JPY	613,200	$(33)	$128	$95	$0	$(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	6	78	84	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$	29,300	(157)	238	81	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025		4,800	(26)	39	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		57,600	101	(131)	(30)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		10,600	(2)	731	729	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(1,633)	(2,194)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	394	393	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(785)	(1,047)	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		15,700	(295)	(101)	(396)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,800	(144)	(711)	(855)	45	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		2,000	89	(17)	72	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		2,100	0	(16)	(16)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		1,900	0	(19)	(19)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		800	0	(8)	(8)	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		1,900	0	(19)	(19)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		1,900	0	(20)	(20)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		1,800	0	(20)	(20)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		1,600	0	(19)	(19)	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052		4,800	(199)	16	(183)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(802)	(801)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,147	2,693	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(455)	(455)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,075	1,336	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	1,549	1,750	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	119	202	0	(23)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	1,700	(8)	(60)	(68)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(149)	(171)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(63)	(77)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(97)	(111)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(43)	(49)	1	0
Receive(1)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		3,500	0	4	4	0	(3)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		19,600	0	16	16	0	(16)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		69,940	(2,156)	(646)	(2,802)	296	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,735	1,964	0	(18)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,064	2,066	0	(19)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	4,064	4,606	0	(43)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		15,900	1,160	136	1,296	0	(125)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	9	9	1	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(46)	(31)	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(944)	(978)	0	(10)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(2)	52	15	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(40)	(63)	3	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	1	1	0	0
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	42	42	0	(2)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,600	(2)	(11)	(13)	7	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(2)	(3)	3	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	(12)	2	1	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(245)	(245)	0	(5)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	3	3	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	29	16	0	(1)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	19	20	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(3)	(3)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	95	95	0	(2)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	121	122	0	(1)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	81	85	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	162	165	0	(1)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	41	41	0	(1)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(36)	(36)	1	0
Pay	CPURNSA	2.380	Maturity	10/15/2025	$	2,200	0	(20)	(20)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		4,200	0	(31)	(31)	0	(4)
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	(11)	(11)	0	(2)
Pay	CPURNSA	2.842	Maturity	02/13/2026		1,900	0	(12)	(12)	0	(2)
Pay	CPURNSA	3.043	Maturity	02/21/2026		1,900	0	(8)	(8)	0	(2)
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	303	303	5	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	206	206	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	444	445	8	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	10	10	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,592	1,592	12	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	757	757	6	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(380)	(381)	0	(5)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	1.954%	Maturity	06/03/2029	$	6,700	$0	$(1,070)	$(1,070)	$0	$(9)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(1,059)	(1,054)	0	(8)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,194)	(1,194)	0	(7)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(76)	(71)	0	(3)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	2,300	13	13	26	10	0
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	7	7	4	0

Total Swap Agreements							$(857)	$7,545	$6,688	$530	$(621)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$407	$530	$937	$0	$(398)	$(621)	$(1,019)

(f)

Securities with an aggregate market value of $1,372 and cash of $5,474 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	59,207		$396	$2	$0
	04/2025		$3,757	AUD	5,939	0	(46)
	04/2025		674	JPY	101,614	4	0
	04/2025		190	SGD	254	0	(1)
	05/2025	AUD	5,939		$3,758	46	0
	05/2025	CNH	1,419		194	0	(2)
	05/2025	JPY	101,273		674	0	(4)
	05/2025	SGD	253		190	1	0
	05/2025		$731	CNH	5,290	0	(1)
	06/2025	CNH	8,536		$1,169	0	(12)
	06/2025		$372	CNH	2,681	0	(1)
	07/2025	CNH	2,632		$365	1	0
	08/2025		2,633		365	0	(1)

BOA	04/2025	KRW	150,379		103	0	0
	04/2025	NOK	189		17	0	(1)
	05/2025	CNH	1,387		190	0	(2)
	05/2025	IDR	1,103,870		66	0	0
	05/2025		$65	INR	5,624	0	0
	06/2025	CNH	3,098		$427	0	(2)
	06/2025	KRW	396,579		270	0	0
	06/2025		$182	CNH	1,315	0	0
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	104		3	0	0

BPS	04/2025	BRL	4,555		791	0	(8)
	04/2025	EUR	46,335		48,586	0	(1,516)
	04/2025	GBP	794		1,003	0	(22)
	04/2025	IDR	13,429,951		810	4	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	582,379		3,906	24	0
	04/2025	TWD	144,184		4,385	43	0
	04/2025		$786	BRL	4,555	13	(1)
	04/2025		1,441	IDR	23,643,341	0	(22)
	04/2025		630	INR	54,790	10	0
	04/2025		241	JPY	36,265	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$808	KRW	1,173,252	$0	$(11)
	04/2025		99	NOK	1,042	0	0
	04/2025		121	SGD	163	0	0
	04/2025		1,579	TWD	51,720	0	(21)
	04/2025	ZAR	4,732		$259	1	0
	05/2025	CNH	4,971		684	0	(2)
	05/2025	IDR	3,221,449		194	1	0
	05/2025	JPY	36,143		241	0	(1)
	05/2025	NOK	1,042		99	0	0
	05/2025	SGD	162		121	0	0
	05/2025		$258	EUR	239	1	0
	05/2025		566	IDR	9,386,948	0	(3)
	05/2025		589	INR	50,533	1	0
	06/2025	CNH	12,806		$1,762	0	(10)
	06/2025	KRW	116,235		82	2	0
	06/2025	PLN	101		26	0	0
	06/2025		$1,247	PLN	4,814	4	(12)
	07/2025	TWD	20,028		$616	10	0
	08/2025		16,628		510	5	0

BRC	04/2025	INR	1,741		20	0	(1)
	04/2025	NOK	1,743		156	0	(9)
	04/2025		$181	IDR	2,964,714	0	(3)
	04/2025		20	INR	1,739	0	0
	05/2025	INR	1,744		$20	0	0
	05/2025	NOK	893		85	0	0
	06/2025	PLN	12		3	0	0

BSH	04/2025	AUD	5,308		3,363	46	0
	04/2025		$6,453	JPY	969,045	8	0
	05/2025	JPY	965,781		$6,453	0	(8)
	06/2025		$249	PLN	958	0	(2)

CBK	04/2025	CHF	176		$200	1	0
	04/2025	DKK	9,687		1,363	0	(41)
	04/2025	IDR	13,124,556		791	3	0
	04/2025	ILS	1,553		426	8	0
	04/2025	INR	21,793		254	0	(1)
	04/2025	JPY	44,800		302	3	0
	04/2025	TWD	47,094		1,437	19	0
	04/2025		$7,664	CAD	10,917	0	(78)
	04/2025		968	IDR	15,872,329	0	(15)
	04/2025		280	INR	23,972	0	0
	04/2025		44	KRW	64,363	0	0
	04/2025		2,773	TWD	90,888	0	(36)
	05/2025	CAD	10,901		$7,664	77	0
	05/2025	IDR	3,756,626		226	1	0
	05/2025		$564	IDR	9,363,634	0	(2)
	06/2025	CNH	2,006		$277	0	(1)
	06/2025	KRW	3,438,576		2,399	57	0
	06/2025		$171	CNH	1,231	0	0
	07/2025	TWD	34,812		$1,070	15	0
	08/2025		38,425		1,179	12	0

DUB	04/2025	ILS	1,567		431	9	0
	04/2025	JPY	14,700		100	2	0
	04/2025	NZD	142		81	1	0
	04/2025	SGD	36		27	0	0
	04/2025		$1,500	DKK	10,396	6	0
	04/2025		280	EUR	267	9	0
	04/2025		613	IDR	10,185,273	0	(2)
	04/2025		114	INR	9,825	1	0
	04/2025		81	NZD	142	0	(1)
	04/2025		97	SGD	130	0	0
	05/2025	DKK	10,377		$1,501	0	(6)
	05/2025	IDR	479,683		29	0	0
	05/2025	NZD	142		81	1	0
	05/2025	SGD	130		97	0	0
	06/2025	KRW	2,547,802		1,776	41	0

FAR	04/2025	CHF	3,063		3,437	0	(26)
	04/2025	DKK	15,388		2,169	0	(61)
	04/2025	ILS	1,733		477	11	0
	04/2025	JPY	451,761		3,028	16	0

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$4,605	JPY	693,295	$17	$0
	04/2025		33	TWD	1,073	0	0
	05/2025	JPY	690,959		$4,605	0	(17)
	05/2025		$186	CNH	1,344	0	(1)
	06/2025		197	PLN	761	0	(1)
	07/2025	CNH	1,339		$186	1	0

GLM	04/2025	BRL	32,393		5,641	0	(35)
	04/2025	IDR	7,379,910		444	2	0
	04/2025	KRW	228,943		156	1	0
	04/2025		$5,621	BRL	32,393	56	0
	04/2025		585	IDR	9,649,282	0	(6)
	04/2025		60	KRW	87,697	0	0
	05/2025	CNH	1,349		$184	0	(2)
	05/2025	IDR	1,805,091		108	0	0
	05/2025		$444	IDR	7,386,576	0	(2)
	06/2025	PLN	109		$28	0	0
	06/2025		$485	CNH	3,505	1	(1)
	06/2025		156	KRW	228,111	0	(1)
	07/2025	TWD	3,538		$109	2	0
	07/2025		$13	TWD	435	0	0

IND	04/2025		2,904	DKK	20,082	7	0
	05/2025	DKK	20,045		$2,904	0	(7)

JPM	04/2025	BRL	2,137		372	0	(2)
	04/2025	IDR	1,506,539		91	1	0
	04/2025	ILS	1,926		529	11	0
	04/2025	JPY	484,814		3,252	20	0
	04/2025	SGD	39		29	0	0
	04/2025	TWD	6,243		190	2	0
	04/2025		$372	BRL	2,137	2	0
	04/2025		50,720	EUR	47,024	127	0
	04/2025		106	IDR	1,739,756	0	(2)
	04/2025		188	INR	16,266	2	0
	04/2025		1,416	JPY	213,634	9	0
	04/2025		44	KRW	64,335	0	0
	04/2025		934	TWD	30,612	0	(12)
	04/2025	ZAR	2,568		$141	1	0
	05/2025	CNH	1,442		197	0	(2)
	05/2025	EUR	47,024		50,803	0	(127)
	05/2025	IDR	1,239,271		75	0	0
	05/2025	JPY	212,918		1,416	0	(9)
	05/2025		$685	CNH	4,962	1	(1)
	06/2025	CNH	5,552		$761	0	(7)
	06/2025		$1,429	PLN	5,519	1	(9)
	07/2025	CNH	2,537		$352	0	0
	07/2025	TWD	20,272		623	9	0
	07/2025		$372	BRL	2,179	2	0
	08/2025	CNH	2,402		$333	0	(1)
	08/2025	TWD	21,932		673	7	0

MBC	04/2025	AUD	631		393	0	(2)
	04/2025	CHF	397		445	0	(4)
	04/2025	EUR	956		1,000	0	(34)
	04/2025	SGD	332		248	1	0
	04/2025	TWD	9,727		301	8	0
	04/2025		$4,113	CHF	3,633	0	(6)
	04/2025		80	DKK	554	0	0
	04/2025		245	INR	21,232	3	0
	04/2025		577	TWD	18,967	0	(6)
	04/2025	ZAR	7,183		$393	2	0
	05/2025	CHF	3,620		4,113	6	0
	05/2025	CNH	2,352		324	0	0
	05/2025	DKK	553		80	0	0
	05/2025	EUR	298		322	0	(1)
	05/2025	IDR	724,201		44	0	0
	05/2025	JPY	11,986		81	0	0
	05/2025		$338	CNH	2,447	0	0
	05/2025		546	GBP	422	0	(1)
	06/2025	KRW	351,127		$244	5	0
	06/2025		$795	PLN	3,068	0	(5)
	07/2025	CNH	1,216		$169	0	0
	07/2025	TWD	9,739		299	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CNH	5,782		$801	$1	$(3)
	08/2025	TWD	23,570		722	6	0

MYI	04/2025	CAD	10,920		7,672	83	0
	04/2025	DKK	5,958		832	0	(32)
	04/2025	SGD	139		104	0	0
	04/2025		$140	TWD	4,564	0	(2)
	04/2025		2,814	ZAR	51,446	0	(11)
	05/2025	IDR	720,892		$43	0	0
	06/2025	CNH	1,085		150	0	(1)
	06/2025		$46	PLN	181	1	0

NGF	06/2025	KRW	1,768,398		$1,241	37	0

SCX	04/2025	BRL	33,652		5,757	0	(140)
	04/2025	TWD	5,152		159	4	0
	04/2025		$5,861	BRL	33,652	37	0
	04/2025		226	IDR	3,693,829	0	(4)
	04/2025		371	JPY	55,977	2	0
	04/2025		44	KRW	64,267	0	0
	04/2025		167	TWD	5,496	0	(2)
	05/2025	CNH	1,962		$272	1	0
	05/2025	IDR	282,771		17	0	0
	05/2025	JPY	55,790		371	0	(2)
	06/2025	CNH	366		50	0	0
	06/2025		$5,757	BRL	34,079	139	0
	06/2025		301	CNH	2,196	3	0
	08/2025	TWD	5,451		$167	2	0

SSB	04/2025		$1,026	GBP	794	0	(1)
	05/2025	GBP	794		$1,026	1	0

UAG	04/2025	IDR	1,637,541		99	0	0
	04/2025	JPY	444,180		2,985	24	0
	04/2025		$99	IDR	1,637,541	0	(1)
	05/2025		99		1,639,844	0	0
	06/2025		64	PLN	246	0	0

Total Forward Foreign Currency Contracts						$1,175	$(2,499)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(187)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(16)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(16)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	1,900	(44)	(44)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	1,900	(44)	(32)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(114)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(135)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(102)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(93)	(88)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	3,400	(75)	(65)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	3,400	(75)	(69)

							$(697)	$(681)

Total Written Options							$(984)	$(868)

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	MLPIREIL Index(4)	443,542	4.980% (FEDL01 plus a specified spread)	Monthly	06/09/2025	$	41,780	$0	$38	$38	$0
	Pay	MLPIREIS Index(5)	436,966	4.880% (FEDL01 plus a specified spread)	Monthly	06/09/2025		41,208	0	24	24	0

JPM	Receive	DWRTFT Index	12,500	4.990% (FEDL01 plus a specified spread)	Monthly	06/04/2025		171,707	0	(718)	0	(718)

MYI	Receive	DWRTFT Index	1,282	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025		17,610	0	(68)	0	(68)
	Receive	DWRTFT Index	5,203	4.860%	Monthly	06/04/2025		71,471	0	(259)	0	(259)
	Receive	DWRTFT Index	226	5.180% (FEDL01 plus a specified spread)	Monthly	11/19/2025		3,105	0	(14)	0	(14)
	Receive	DWRTFT Index	2,081	4.920% (FEDL01 plus a specified spread)	Monthly	02/18/2026		28,586	0	(74)	0	(74)

Total Swap Agreements									$0	$(1,071)	$62	$(1,133)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$54	$0	$0	$54	$(68)	$0	$0	$(68)	$(14)	$0	$(14)
BOA	1	0	62	63	(6)	0	0	(6)	57	352	409
BPS	121	0	0	121	(1,629)	0	0	(1,629)	(1,508)	1,475	(33)
BRC	0	0	0	0	(13)	(108)	0	(121)	(121)	0	(121)
BSH	54	0	0	54	(10)	0	0	(10)	44	0	44
CBK	196	0	0	196	(174)	0	0	(174)	22	0	22
DUB	70	0	0	70	(9)	0	0	(9)	61	0	61
FAR	45	0	0	45	(106)	0	0	(106)	(61)	0	(61)
GLM	62	0	0	62	(47)	(626)	0	(673)	(611)	(280)	(891)
IND	7	0	0	7	(7)	0	0	(7)	0	0	0
JPM	195	0	0	195	(172)	0	(718)	(890)	(695)	9,092	8,397
MBC	36	0	0	36	(62)	0	0	(62)	(26)	0	(26)
MYC	0	0	0	0	0	(134)	0	(134)	(134)	0	(134)
MYI	84	0	0	84	(46)	0	(415)	(461)	(377)	5,641	5,264
NGF	37	0	0	37	0	0	0	0	37	0	37
SCX	188	0	0	188	(148)	0	0	(148)	40	0	40
SSB	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	24	0	0	24	(1)	0	0	(1)	23	0	23

Total Over the Counter	$1,175	$0	$62	$1,237	$(2,499)	$(868)	$(1,133)	$(4,500)

(h)

Securities with an aggregate market value of $16,560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

(4)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	0.7%	$292
American Tower Corp.	5.1	2,131
Apple Hospitality REIT, Inc.	5.8	2,423
Crown Castle International Corp.	3.1	1,295
Cubesmart	0.3	125
DiamondRock Hospitality Company	4.1	1,713
Digital Realty Trust, Inc.	7.9	3,301
EPR Properties	1.7	710
Equinix, Inc.	5.4	2,256
Equity Lifestyle Properties, Inc.	3.9	1,629
Equity Residential	1.9	794
Extra Space Storage, Inc.	0.2	84
First Industrial Realty Trust, Inc.	0.7	292
Gaming and Leisure Properties, Inc.	3.3	1,379
Healthcare Realty Trust Incorporated	2.0	836
Healthpeak Properties, Inc.	4.7	1,964
Host Hotels & Resorts, Inc.	7.6	3,175
Invitation Homes, Inc.	2.9	1,212
Kimco Realty Corporation	2.5	1,045
Kite Realty Group Trust	4.2	1,755
Macerich Co.	2.6	1,085
NNN REIT, Inc.	1.6	668
Park Hotels & Resorts, Inc.	3.4	1,421
Public Storage	1.0	418
Realty Income Corp.	0.2	84
Rexford Industrial Realty, Inc.	0.2	84
Ryman Hospitality Properties, Inc.	6.3	2,632
Sabra Health Care REIT, Inc.	1.4	585
SBA Communications Corporation	1.3	543
Simon Property Group, Inc.	6.8	2,841
Sun Communities Inc.	2.3	961
UDR, Inc.	0.6	251
VICI Properties, Inc.	3.8	1,587
WP Carey, Inc.	0.5	209
Total Real Estate		$41,780

Total Value		$41,780

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2025:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.9%	$783
Agree Realty Corporation	5.3	2,184
American Assets Trust, Inc.	1.7	701
AvalonBay Communities Inc.	0.0	—
Boston Properties Inc.	3.7	1,525
Brandywine Realty Trust	2.3	948
Brixmor Property Group, Inc.	2.4	989
Camden Property Trust	0.9	371
Copt Defense Properties	6.5	2,679
Cousins Properties Incorporated	3.3	1,360
Curbline Properties Corp.	4.0	1,647
Douglas Emmett, Inc.	4.4	1,813
Eastgroup Properties, Inc.	2.8	1,154
Elme Communities	2.6	1,071
Essex Property Trust, Inc.	1.7	701
Federal Realty Investment Trust	0.0	—
Highwoods Properties, Inc.	4.9	2,019
Independence Realty Trust, Inc.	4.6	1,896
JBG Smith Properties	4.1	1,690
Kilroy Realty Corporation	5.9	2,431
LXP Industrial Trust	0.3	124
Mid-America Apartment Communities, Inc.	4.0	1,647
National Storage Affiliates Trust	2.7	1,113
Omega Healthcare Investors Inc.	2.0	824
Phillips Edison & Company, Inc.	0.1	41
Prologis, Inc.	1.1	453
Regency Centers Corp.	1.5	618
Stag Industrial, Inc.	0.8	330
Sunstone Hotel Investors, Inc.	0.3	124
Tanger, Inc.	0.4	165
Terreno Realty Corporation	3.9	1,607
Urban Edge Properties	0.6	247
Ventas, Inc.	8.0	3,296
Veries Residential, Inc.	1.9	783
Vornado Realty Trust	1.4	577
Welltower, Inc.	8.0	3,297
Total Real Estate		$41,208

Total Value		$41,208

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$407	$407
Swap Agreements	0	0	0	0	530	530

	$0	$0	$0	$0	$937	$937

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,175	$0	$1,175
Swap Agreements	0	0	62	0	0	62

	$0	$0	$62	$1,175	$0	$1,237

	$0	$0	$62	$1,175	$937	$2,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$11	$0	$0	$0	$387	$398
Swap Agreements	0	0	0	0	621	621

	$11	$0	$0	$0	$1,008	$1,019

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,499	$0	$2,499
Written Options	0	0	0	0	868	868
Swap Agreements	0	0	1,133	0	0	1,133

	$0	$0	$1,133	$2,499	$868	$4,500

	$11	$0	$1,133	$2,499	$1,876	$5,519

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$196	$196
Futures	(295)	0	0	0	239	(56)
Swap Agreements	0	209	0	0	(2,585)	(2,376)

	$(295)	$209	$0	$0	$(2,150)	$(2,236)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,049	$0	$5,049
Written Options	0	0	0	0	691	691
Swap Agreements	0	0	(5,151)	0	0	(5,151)

	$0	$0	$(5,151)	$5,049	$691	$589

	$(295)	$209	$(5,151)	$5,049	$(1,459)	$(1,647)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(136)	$(136)
Futures	11	0	0	0	247	258
Swap Agreements	0	(215)	0	0	4,453	4,238

	$11	$(215)	$0	$0	$4,564	$4,360

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,292)	$0	$(2,292)
Written Options	0	0	0	0	(412)	(412)
Swap Agreements	0	0	(609)	0	0	(609)

	$0	$0	$(609)	$(2,292)	$(412)	$(3,313)

	$11	$(215)	$(609)	$(2,292)	$4,152	$1,047

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,116	$0	$6,116
Industrials	0	158	0	158
U.S. Government Agencies	0	65,037	0	65,037
U.S. Treasury Obligations	0	543,965	0	543,965
Non-Agency Mortgage-Backed Securities	0	3,634	0	3,634
Asset-Backed Securities
CMBS Other	0	1,289	0	1,289
Home Equity Other	0	25,412	0	25,412
Manufacturing House ABS Other	0	2,930	0	2,930
Whole Loan Collateral	0	10,795	0	10,795
Other ABS	0	29,951	0	29,951
Sovereign Issues	0	53,905	0	53,905
Common Stocks
Consumer Discretionary	1,004	0	0	1,004
Preferred Securities
Banking & Finance	0	925	0	925
Real Estate Investment Trusts
Real Estate	206,368	0	0	206,368
Short-Term Instruments
Mutual Funds	0	395	0	395

	$207,372	$744,512	$0	$951,884

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,022	$0	$0	$2,022

Total Investments	$209,394	$744,512	$0	$953,906

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	242	695	0	937
Over the counter	0	1,237	0	1,237

	$242	$1,932	$0	$2,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(280)	(739)	0	(1,019)
Over the counter	0	(4,500)	0	(4,500)

	$(280)	$(5,239)	$0	$(5,519)

Total Financial Derivative Instruments	$(38)	$(3,307)	$0	$(3,345)

Totals	$209,356	$741,205	$0	$950,561

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4%

CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 8.8%

American Express Co.
5.645% due 04/23/2027 •		$24,900	$25,187

Athene Global Funding
4.950% due 01/07/2027		500	502
5.106% due 07/16/2026 •		8,000	8,005
5.620% due 05/08/2026		12,900	13,038

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		201	188

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 ~	EUR	500	590

Bank of America Corp.
4.979% due 01/24/2029 ~		$13,900	14,043
5.202% due 04/25/2029 •		200	203
5.683% due 04/02/2026 •		19,800	19,803
5.933% due 09/15/2027 •		5,400	5,507

Bank of Montreal
5.238% due 09/10/2027 •		4,000	4,014

Bank of Nova Scotia
5.400% due 06/04/2027		15,700	16,021

Barclays PLC
4.837% due 09/10/2028 •		2,600	2,603
5.304% due 08/09/2026 •		9,300	9,318
5.674% due 03/12/2028 •		400	407

Citibank NA
4.929% due 08/06/2026		11,700	11,780
5.438% due 04/30/2026		12,600	12,737
5.488% due 12/04/2026		6,100	6,204

Corebridge Global Funding
4.900% due 01/07/2028		1,000	1,010

Deutsche Bank AG
6.119% due 07/14/2026 •		2,600	2,609

Equitable Financial Life Global Funding
4.600% due 04/01/2027 (b)		15,800	15,826

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,988
5.800% due 03/05/2027		2,800	2,813

GA Global Funding Trust
5.714% due 04/11/2025 ~		7,500	7,502

Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,157
5.414% due 05/21/2027 •		1,400	1,413

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	403

HPS Corporate Lending Fund
5.450% due 01/14/2028		11,900	11,907

Jackson National Life Global Funding
4.900% due 01/13/2027		1,400	1,406
5.324% due 01/14/2028 •		1,300	1,311
5.600% due 04/10/2026		850	858

JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	807
5.681% due 04/26/2026 •		17,800	17,819
6.070% due 10/22/2027 •		1,100	1,126

JPMorgan Chase Bank NA
5.110% due 12/08/2026		9,400	9,525

Morgan Stanley
2.188% due 04/28/2026 •		14,000	13,972
2.475% due 01/21/2028 •		148	143
3.106% due 03/19/2027 •	EUR	4,000	4,337
5.123% due 02/01/2029 •		$100	101
5.652% due 04/13/2028 •		800	817

Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,647
4.952% due 01/14/2028 •		2,100	2,114
4.968% due 07/14/2028 •		300	303
5.504% due 05/26/2028 •		6,500	6,621
5.882% due 10/30/2026		3,700	3,783

NatWest Markets PLC
4.789% due 03/21/2028		1,100	1,106

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,687

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.099% due 07/03/2025		$600	$600

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	73,300	10,624

Protective Life Global Funding
4.858% due 07/22/2026 ~		$11,900	11,918

Realkredit Danmark AS
1.000% due 04/01/2025	DKK	131,600	19,073

RGA Global Funding
5.250% due 01/09/2030		$2,100	2,139

Royal Bank of Canada
4.965% due 01/24/2029 ~		6,600	6,651
5.069% due 07/23/2027 •		16,000	16,100

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		2,000	1,999

Toronto-Dominion Bank
4.861% due 01/31/2028		10,800	10,922

UBS Group AG
1.305% due 02/02/2027 •		850	827
5.938% due 05/12/2026 ~		6,061	6,069

VICI Properties LP
4.750% due 04/01/2028 (b)		350	351

Wells Fargo & Co.
4.900% due 01/24/2028 ~		3,700	3,721
5.707% due 04/22/2028 •		400	409

Wells Fargo Bank NA
5.254% due 12/11/2026		28,200	28,605

			410,269

INDUSTRIALS 1.6%

BMW U.S. Capital LLC
4.750% due 03/21/2028		1,600	1,604

Boeing Co.
2.196% due 02/04/2026		400	392

Broadcom, Inc.
5.050% due 07/12/2027		14,700	14,888

Dell International LLC
4.750% due 04/01/2028 (b)		1,400	1,407

Hyatt Hotels Corp.
5.050% due 03/30/2028		400	402

Hyundai Capital America
5.450% due 06/24/2026		2,100	2,118

International Business Machines Corp.
4.650% due 02/10/2028		23,400	23,554

Mars, Inc.
4.600% due 03/01/2028		3,900	3,916

Occidental Petroleum Corp.
5.000% due 08/01/2027		13,400	13,455

Oracle Corp.
4.800% due 08/03/2028		2,100	2,118

Rio Tinto Finance USA PLC
4.500% due 03/14/2028		1,400	1,409

Volkswagen Group of America Finance LLC
5.288% due 09/12/2025 •		5,500	5,509
5.800% due 09/12/2025		5,100	5,122

			75,894

UTILITIES 1.1%

DTE Energy Co.
4.950% due 07/01/2027		500	504

Georgia Power Co.
5.109% due 05/08/2025 ~		3,400	3,402

NextEra Energy Capital Holdings, Inc.
4.850% due 02/04/2028		11,600	11,739

NYSEG Storm Funding LLC
4.713% due 05/01/2029		13,400	13,441

Oncor Electric Delivery Co. LLC
4.500% due 03/20/2027		900	904

Pacific Gas & Electric Co.
5.282% due 09/04/2025 •		15,700	15,702

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~		400	402

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
3.650% due 03/01/2028	$500	$484
4.400% due 09/06/2026	200	199
4.700% due 06/01/2027	1,400	1,399
4.875% due 02/01/2027	500	502
5.350% due 03/01/2026	1,120	1,125
5.650% due 10/01/2028	200	205
5.850% due 11/01/2027	1,327	1,360
5.950% due 11/01/2032	400	411

Southern California Gas Co.
2.600% due 06/15/2026	700	685

Verizon Communications, Inc.
2.355% due 03/15/2032	379	321

		52,785

Total Corporate Bonds & Notes (Cost $534,831)		538,948

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
1.630% due 05/01/2027	21,800	20,652
4.884% due 10/25/2036 •	9	9
4.904% due 08/25/2037 •	287	286
5.129% due 01/25/2051 •	2,420	2,423
5.229% due 12/25/2050 •	2,131	2,126
5.240% due 09/25/2054 •	7,733	7,737
5.290% due 11/25/2053 - 03/25/2055 •	8,399	8,426
5.390% due 01/25/2055 •	3,705	3,713
5.540% due 02/25/2055 •	1,461	1,471
7.166% due 05/01/2038 •	1,320	1,371

Freddie Mac
3.000% due 10/01/2026 - 11/01/2032	8,935	8,662
4.843% due 07/15/2036 •	116	115
4.903% due 08/25/2027 •	5,300	5,301
4.913% due 05/15/2032 - 09/15/2042 •	694	690
5.063% due 12/15/2037 •	90	91
5.083% due 10/15/2037 •	262	261
5.229% due 04/15/2049 - 12/15/2050 •	4,844	4,852
5.240% due 11/25/2054 •	2,519	2,522
5.280% due 11/25/2054 •	41,662	41,717
5.290% due 10/25/2054 - 03/25/2055 •	20,631	20,607
5.329% due 08/15/2048 •	2,285	2,305
5.440% due 11/25/2054 •	17,390	17,339
5.490% due 01/25/2055 •	2,144	2,155
5.540% due 02/25/2055 •	4,064	4,092
5.590% due 05/25/2054 •	3,992	4,027

Ginnie Mae
0.000% due 10/16/2053 ~(a)	582	0
4.737% due 10/20/2043 •	1,710	1,653
4.994% due 05/20/2074 •	1,158	1,153
5.173% due 10/20/2063 •	115	115
5.323% due 09/20/2069 •	1,506	1,511
5.336% due 12/20/2069 •	5,021	5,044
5.461% due 08/20/2068 •	2,313	2,309

U.S. Small Business Administration
4.840% due 05/01/2025	3	3
5.160% due 02/01/2028	8	8
5.310% due 05/01/2027	13	13
5.510% due 11/01/2027	7	7
5.820% due 06/01/2026	6	6
5.870% due 07/01/2028	5	5
6.020% due 08/01/2028	3	3
6.770% due 11/01/2028	13	14

Uniform Mortgage-Backed Security
3.000% due 12/01/2026	125	124
3.500% due 02/01/2045 - 03/01/2048	1,128	1,031
5.500% due 08/01/2054 - 01/01/2055	113,532	113,440

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	242,700	225,814

Total U.S. Government Agencies (Cost $513,408)		515,203

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.2%

U.S. Treasury Bonds
3.000% due 05/15/2045 (i)		$2,010	$1,577

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026		5,462	5,437
0.250% due 07/15/2029 (i)		1,240	1,189
0.375% due 07/15/2025 (i)		27,857	27,906
0.375% due 01/15/2027		197	195
0.500% due 01/15/2028		7,848	7,710
0.750% due 02/15/2042		2,416	1,943
0.875% due 02/15/2047		2,189	1,659
1.000% due 02/15/2049		1,056	805
1.375% due 02/15/2044 (i)		4,170	3,634
1.375% due 02/15/2044		10,271	8,950
2.125% due 01/15/2035 (i)		16,304	16,740
2.125% due 02/15/2040		1,530	1,547
2.125% due 02/15/2041		136	138
2.500% due 01/15/2029 (i)		38,980	40,746
3.375% due 04/15/2032		1,301	1,455
3.875% due 04/15/2029		2,722	2,992

U.S. Treasury Notes
1.625% due 05/15/2026		25,577	24,910

Total U.S. Treasury Obligations (Cost $154,327)			149,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%

Adjustable Rate Mortgage Trust
9.250% due 07/25/2035 •		1	1

Ashford Hospitality Trust
5.392% due 04/15/2035 ~		174	173

Atrium Hotel Portfolio Trust
5.547% due 12/15/2036 ~		1,785	1,755

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	12,586	16,293

Banc of America Funding Trust
4.806% due 05/20/2036 •		$170	150

Barclays Commercial Mortgage Securities Trust
5.617% due 07/15/2037 •		4,300	4,254

Bayview Opportunity Master Fund Trust
5.140% due 11/25/2054 •		466	464

Bear Stearns Adjustable Rate Mortgage Trust
7.105% due 01/25/2035 •		51	52

Bear Stearns ALT-A Trust
5.023% due 07/25/2035 •		415	283

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~		33	24

Beast Mortgage Trust
5.484% due 03/15/2036 •		600	544

Chase Home Lending Mortgage Trust
5.590% due 05/25/2055 ~		1,256	1,260

Chase Mortgage Finance Trust
5.986% due 02/25/2037 ~		53	52
6.694% due 02/25/2037 ~		32	32

ChaseFlex Trust
6.300% due 06/25/2036 •		38	34

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.715% due 01/25/2035 ~		1	1

Citigroup Mortgage Loan Trust
5.690% due 07/25/2054 ~		160	160
6.310% due 11/25/2035 ~		18	19

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~		5,858	5,791

Commercial Mortgage Trust
3.545% due 02/10/2036		1,000	981

Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,280	1,869
6.500% due 09/25/2037		1,325	490

Countrywide Home Loan Mortgage Pass-Through Trust
4.950% due 08/20/2035 ~		660	621
4.997% due 11/20/2034 ~		116	111

Eurosail PLC
5.529% due 06/13/2045 •	GBP	315	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.529% due 06/13/2045 ~	GBP	107	$138

First Horizon Alternative Mortgage Securities Trust
5.143% due 04/25/2035 •		$103	101

GSR Mortgage Loan Trust
5.076% due 11/25/2035 •		30	29
5.328% due 09/25/2035 ~		4	4

HarborView Mortgage Loan Trust
4.691% due 03/19/2037 •		464	428
4.841% due 12/19/2036 •		6,207	4,883
5.051% due 11/19/2035 ~		187	123
5.114% due 06/20/2035 ~		243	231

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~		102	77

IndyMac INDX Mortgage Loan Trust
4.855% due 07/25/2036 •		575	550

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 þ		727	708

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,529
5.511% due 07/05/2033 •		1,021	1,003

Kinbane DAC
3.473% due 01/24/2063 •	EUR	1,888	2,043

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •		$58	55

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.174% due 09/15/2030 •		8	8

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.914% due 06/15/2030 ~		2	2

Merrill Lynch Mortgage Investors Trust
5.050% due 06/25/2035 •		79	76
5.574% due 12/25/2034 •		25	24

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	2,640	2,833

MFA Trust
4.112% due 12/25/2066 ~		$3,085	3,017

MRCD Mortgage Trust
2.718% due 12/15/2036		7,500	6,681

New Orleans Hotel Trust
5.356% due 04/15/2032 •		1,674	1,655

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •		1,000	993

One Market Plaza Trust
3.614% due 02/10/2032		730	686

One New York Plaza Trust
5.384% due 01/15/2036 •		14,400	13,812

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.195% due 12/25/2035 ~		2,645	2,607

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		905	901
5.582% due 12/25/2044 þ		1,065	1,069

Residential Accredit Loans, Inc. Trust
4.795% due 06/25/2046 ~		99	22
6.000% due 09/25/2036		410	328

Residential Asset Securitization Trust
6.500% due 09/25/2036		7,242	2,230

Structured Adjustable Rate Mortgage Loan Trust
5.387% due 11/25/2034 ~		366	339

Structured Asset Mortgage Investments Trust
4.855% due 05/25/2036 •		47	33
5.111% due 05/19/2035 •		21	20

Thornburg Mortgage Securities Trust
6.039% due 03/25/2037 ~		1,150	818

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	3,134	4,059

Trinity Square PLC
5.470% due 07/15/2059 ~		1,277	1,653

VASA Trust
5.334% due 07/15/2039 ~		$4,310	4,189

Verus Securitization Trust
4.474% due 04/25/2067 þ		4,983	4,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
5.175% due 11/25/2034 ~		$103	$99
5.175% due 01/25/2045 ~		139	138
5.235% due 01/25/2045 ~		134	132
5.337% due 01/25/2035 ~		22	20
5.664% due 06/25/2034 ~		17	16
6.950% due 10/25/2034 ~		14	14

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •		101	100

Total Non-Agency Mortgage-Backed Securities (Cost $111,058)			103,255

ASSET-BACKED SECURITIES 17.0%

AUTOMOBILE ABS OTHER 0.5%

Ford Credit Auto Lease Trust
4.749% due 02/15/2027 ~		15,180	15,177

GLS Auto Select Receivables Trust
4.500% due 11/15/2030		1,000	998

Nissan Auto Lease Trust
4.759% due 06/15/2027 •		1,375	1,375

Toyota Auto Receivables Owner Trust
4.699% due 03/15/2027 ~		5,096	5,095

Westlake Automobile Receivables Trust
4.919% due 09/15/2027 ~		3,064	3,066

			25,711

AUTOMOBILE SEQUENTIAL 7.7%

Ally Auto Receivables Trust
5.320% due 01/15/2027		541	541

American Credit Acceptance Receivables Trust
4.810% due 03/13/2028		664	665

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		3,775	3,786

Arivo Acceptance Auto Loan Receivables Trust
3.930% due 05/15/2028		1,267	1,263

Bank of America Auto Trust
5.530% due 02/15/2028		4,797	4,832

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		500	504

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	500	352
5.025% due 04/20/2026		68	48

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$1,000	1,002
4.840% due 09/15/2027		871	872
5.340% due 04/17/2028		500	502

CarMax Auto Owner Trust
4.750% due 10/15/2027		1,058	1,061
4.840% due 01/15/2030		20,200	20,427
4.890% due 07/16/2029		500	505
5.340% due 08/16/2027		732	735
5.720% due 11/16/2026		296	296

Carvana Auto Receivables Trust
4.530% due 01/10/2029		1,500	1,500
4.610% due 11/10/2027		737	737
4.640% due 01/10/2030		1,950	1,956
4.840% due 12/10/2027		1,204	1,205
5.330% due 07/10/2029		1,000	1,009
5.500% due 08/10/2027		203	203
5.630% due 11/10/2027		525	527
5.760% due 04/12/2027		159	159
5.900% due 08/10/2027		277	278
6.360% due 04/12/2027		82	82
6.410% due 09/10/2027		20	20

Chase Auto Owner Trust
4.940% due 07/25/2029		10,000	10,090
5.250% due 09/27/2027		1,106	1,109
5.480% due 04/26/2027		732	733

Citizens Auto Receivables Trust
5.540% due 11/16/2026		415	416
5.840% due 01/18/2028		6,689	6,742
6.090% due 10/15/2026		156	156

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPS Auto Receivables Trust
4.910% due 06/15/2028	$694	$695
5.780% due 01/18/2028	7,604	7,624
5.880% due 02/15/2028	278	280

Drive Auto Receivables Trust
4.500% due 09/15/2028	1,000	1,000
4.940% due 12/15/2027	1,643	1,645
5.830% due 12/15/2026	23	23

Enterprise Fleet Financing LLC
4.650% due 10/20/2027	1,000	1,002
4.820% due 02/20/2029	1,000	1,009

FCCU Auto Receivables Trust
5.760% due 11/15/2027	312	313

Fifth Third Auto Trust
5.800% due 11/16/2026	46	46

FIRST HELP FINANCIAL LLC
4.430% due 01/18/2028	80	80
4.920% due 02/15/2031	1,000	1,000
5.890% due 06/15/2030	426	431

Flagship Credit Auto Trust
4.880% due 11/15/2028	805	807
5.640% due 03/15/2028	950	953

Ford Credit Auto Lease Trust
4.720% due 06/15/2028	13,300	13,373
5.180% due 02/15/2027	5,191	5,204

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	854	856

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	1,000	1,001
4.760% due 10/15/2027	975	976
5.020% due 04/17/2028	1,000	1,004
5.570% due 02/16/2027	79	79

GLS Auto Select Receivables Trust
4.430% due 12/17/2029	964	964
5.590% due 10/15/2029	439	444
5.960% due 10/16/2028	5,860	5,940
6.270% due 08/16/2027	2,646	2,654

GM Financial Automobile Leasing Trust
4.660% due 02/21/2028	18,000	18,094

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,100	1,102
4.470% due 02/16/2028	1,794	1,793
5.350% due 06/16/2027	388	389

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027	258	259

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,346	1,340
5.490% due 06/25/2027	8,290	8,346

Honda Auto Receivables Owner Trust
4.890% due 02/22/2027	3,782	3,788

Hyundai Auto Lease Securitization Trust
4.830% due 01/18/2028	12,100	12,186
5.150% due 06/15/2026	2,602	2,606

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,800	1,804
4.990% due 02/15/2029	1,700	1,716
5.290% due 04/15/2027	926	928

LAD Auto Receivables Trust
4.690% due 07/16/2029	15,200	15,236

Lendbuzz Securitization Trust
5.100% due 10/15/2030	1,000	1,002

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	19,300	19,452

Nissan Auto Lease Trust
4.750% due 03/15/2028	19,100	19,265
4.920% due 11/15/2027	22,700	22,903
5.050% due 06/15/2027	4,616	4,635

Prestige Auto Receivables Trust
4.720% due 02/15/2028	7,385	7,382
5.690% due 05/17/2027	368	369

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	345	348
7.130% due 01/26/2032	281	283

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	1,000	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.670% due 08/15/2029	$10,500	$10,530
4.850% due 01/16/2029	2,300	2,306
5.410% due 07/15/2027	565	566
5.630% due 01/16/2029	800	808
5.910% due 06/15/2027	276	277
6.310% due 07/15/2027	150	150

SBNA Auto Lease Trust
5.670% due 11/20/2026	287	288
5.700% due 03/15/2027	49	49

SCCU Auto Receivables Trust
5.110% due 06/15/2029	500	505
5.450% due 12/15/2027	588	590

SFS Auto Receivables Securitization Trust
4.750% due 07/22/2030	19,050	19,204
5.710% due 10/20/2027	408	409

Tesla Electric Vehicle Trust
5.540% due 12/21/2026	3,442	3,450

Toyota Auto Receivables Owner Trust
4.550% due 08/16/2027	999	1,000
4.630% due 09/15/2027	1,104	1,104
5.410% due 03/15/2027	7,434	7,452

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	207	209
6.610% due 10/15/2027	153	154

United Auto Credit Securitization Trust
6.170% due 08/10/2026	77	77

Veros Auto Receivables Trust
6.280% due 11/15/2027	230	232

Volkswagen Auto Lease Trust
5.400% due 12/21/2026	2,006	2,013

Westlake Automobile Receivables Trust
4.820% due 09/15/2027	2,203	2,205
5.440% due 05/17/2027	500	502
6.230% due 01/15/2027	6,346	6,368

World Omni Auto Receivables Trust
4.730% due 03/15/2030	16,400	16,587
5.610% due 02/15/2028	2,677	2,691

World Omni Automobile Lease Securitization Trust
4.420% due 04/17/2028	20,800	20,804

World Omni Select Auto Trust
4.980% due 02/15/2030	500	504

		360,978

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	258	258

AREIT Trust
6.561% due 06/17/2039 ~	3,418	3,425

BDS Ltd.
6.117% due 03/19/2039 •	1,707	1,708
6.453% due 08/19/2038 ~	1,181	1,182

BSPRT Issuer Ltd.
6.615% due 07/15/2039 •	918	921

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	697	683

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~	2,549	2,552

GPMT Ltd.
5.931% due 07/16/2035 ~	834	829

HGI CRE CLO Ltd.
6.049% due 04/20/2037 ~	2,265	2,249

KREF Ltd.
5.767% due 02/17/2039 •	892	890

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	302	302
5.734% due 11/15/2038 ~	460	461

M360 Ltd.
5.934% due 11/22/2038 ~	214	211

MF1 LLC
6.467% due 06/19/2037 ~	2,472	2,471

MF1 Ltd.
5.667% due 02/19/2037 •	834	834

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PFP Ltd.
6.595% due 08/19/2035 •	$1,789	$1,792

Ready Capital Mortgage Financing LLC
5.635% due 11/25/2036 •	378	378
6.787% due 06/25/2037 •	466	468
6.872% due 10/25/2039 •	2,087	2,101

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	3,089	3,080

		26,795

CREDIT CARD BULLET 0.8%

American Express Credit Account Master Trust
4.650% due 07/15/2029	10,550	10,646

Bank of America Credit Card Trust
4.790% due 05/15/2028	5,419	5,445

Synchrony Card Funding LLC
4.930% due 07/15/2030	22,900	23,210

		39,301

CREDIT CARD OTHER 0.5%

Golden Credit Card Trust
1.140% due 08/15/2028	4,500	4,307
1.970% due 01/15/2029	7,000	6,706

Trillium Credit Card Trust
5.147% due 08/26/2028 ~	12,500	12,525

		23,538

HOME EQUITY OTHER 0.5%

ACE Securities Corp. Home Equity Loan Trust
5.335% due 12/25/2034 •	323	290

Asset-Backed Securities Corp. Home Equity Loan Trust
4.895% due 11/25/2036 ~	2,902	2,830

Bear Stearns Asset-Backed Securities Trust
5.095% due 02/25/2036 ~	4,621	4,572

Countrywide Asset-Backed Certificates Trust
4.181% due 11/25/2034 •	2,519	2,254
5.215% due 11/25/2034 •	150	146
5.290% due 08/25/2034 ~	2	2
5.470% due 12/25/2035 •	2,314	2,289

Fremont Home Loan Trust
4.575% due 01/25/2037 ~	1,401	732
4.915% due 10/25/2036 ~	5,144	2,057

GSAMP Trust
4.835% due 11/25/2036 ~	667	313

Indymac Home Equity Loan Asset-Backed Trust
5.215% due 11/25/2034 ~	120	118

Morgan Stanley ABS Capital, Inc. Trust
5.470% due 07/25/2035 ~	3,082	3,020

Option One Mortgage Loan Trust
4.575% due 01/25/2037 ~	1,501	962
4.575% due 03/25/2037 ~	1,191	794

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~	377	361

Soundview Home Loan Trust
5.385% due 10/25/2037 ~	697	532

Structured Asset Securities Corp. Mortgage Loan Trust
5.937% due 04/25/2035 •	9	10

		21,282

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
5.435% due 09/25/2046 •	202	177

OTHER ABS 6.4%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~	3,500	3,499

ACHV ABS Trust
5.010% due 12/26/2031	634	635
5.070% due 10/27/2031	295	295

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.900% due 04/25/2031		$164	$165

Affirm Asset Securitization Trust
5.220% due 12/17/2029		723	722

Albacore Euro CLO Ltd.
3.775% due 07/15/2035 •	EUR	1,000	1,081

Apidos CLO
5.543% due 04/17/2034 •(b)		$3,000	3,000

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	2,000	2,166

Ares CLO Ltd.
5.623% due 04/17/2033 •		$1,600	1,602

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	1,367	1,480

Ascent Education Funding Trust
6.140% due 10/25/2050		$406	417

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		3,000	2,988
5.632% due 04/22/2031 •		405	405
5.654% due 01/15/2031 ~		105	105

Atlas Static Senior Loan Fund Ltd.
6.052% due 07/15/2030 ~		284	284

Avoca CLO DAC
3.599% due 01/12/2031 •	EUR	1,445	1,561
3.605% due 10/15/2032 •		7,962	8,571

Avoca Static CLO DAC
3.811% due 01/15/2035 •		1,000	1,083

Bain Capital Credit CLO Ltd.
5.383% due 10/21/2034 •		$4,000	3,984
5.500% due 10/23/2034 •		4,000	3,995
5.533% due 07/19/2034 ~		2,600	2,603
5.538% due 07/16/2034 •		4,000	3,993

Bain Capital Euro CLO DAC
3.524% due 04/20/2032 •	EUR	354	383
3.768% due 07/17/2034 •		3,900	4,213

Barings CLO Ltd.
5.514% due 04/15/2031 •		$1,325	1,325
5.545% due 01/20/2031 •		421	422

Benefit Street Partners CLO Ltd.
5.655% due 01/20/2031 •		208	209

BHG Securitization Trust
4.820% due 04/17/2036		1,000	1,005
5.260% due 04/17/2036		1,000	1,004

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	1,367	1,479

Blackrock European CLO DAC
3.728% due 07/17/2034 •		11,304	12,199

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$645	645
5.644% due 07/15/2031 •		324	324

BNPP AM Euro CLO DAC
3.497% due 07/22/2032 •	EUR	6,394	6,908

Cairn CLO DAC
3.475% due 10/30/2030 •		1,739	1,882

Capital Street Master Trust
5.699% due 10/16/2028 •		$1,500	1,501

Carlyle U.S. CLO Ltd.
5.744% due 01/15/2030 ~		113	113

CBAM Ltd.
5.675% due 04/20/2032 ~		717	717

Cedar Funding CLO Ltd.
5.664% due 07/17/2031 ~		579	580

College Avenue Student Loans LLC
6.240% due 05/25/2055 •		1,059	1,083

CRB Securitization Trust
6.960% due 10/20/2033		210	212

CVC Cordatus Loan Fund DAC
3.336% due 08/15/2032 •	EUR	2,029	2,193

DLLAA LLC
4.700% due 10/20/2027		$6,500	6,514

Dryden Euro CLO DAC
1.470% due 10/15/2032	EUR	2,802	2,944

Dryden Senior Loan Fund
5.614% due 07/15/2031 ~		$882	883

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
5.600% due 01/25/2035 ~		$8,600	$8,596

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		2,672	2,669

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		852	851

GreenSky Home Improvement Trust
5.150% due 10/27/2059		1,000	1,003
5.250% due 10/27/2059		774	777
5.880% due 06/25/2059		258	260

Greywolf CLO Ltd.
5.722% due 01/27/2031 •		185	185

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •	EUR	2,000	2,164

Harvest CLO DAC
3.635% due 01/15/2032 •		4,901	5,298

Hayfin Emerald CLO
3.380% due 05/27/2034 •		28,300	30,547

ICG Euro CLO DAC
3.835% due 10/15/2034 •		8,000	8,645

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		$4,000	3,991

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		3,500	3,501

LCM Ltd.
5.386% due 01/15/2034 •		3,000	2,986
5.535% due 03/20/2030 ~		102	102
5.555% due 07/20/2030 •		41	41
5.573% due 07/20/2034 •		2,000	1,998
5.595% due 07/20/2031 ~		608	608
5.635% due 04/20/2031 •		476	476
5.694% due 10/15/2031 •		301	301

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		928	909
4.000% due 05/15/2028		2,101	2,055

M&T Equipment Notes
4.990% due 08/18/2031		1,000	1,003

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		4,350	4,327

Man GLG Euro CLO DAC
3.595% due 10/15/2032 •	EUR	911	986

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		$166	166

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		1,000	1,001

Navient Private Education Loan Trust
5.884% due 07/16/2040 ~		1,254	1,262
6.034% due 10/15/2031 •		489	489
6.134% due 11/15/2030 •		664	666

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		6,140	5,584
1.170% due 09/16/2069		257	238
6.034% due 11/15/2068 •		988	997

Navient Student Loan Trust
5.414% due 12/15/2059 •		3,837	3,833

North Westerly ESG CLO DAC
3.486% due 07/05/2032 •	EUR	9,146	9,892

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		$2,325	2,325

Ocean Trails CLO
5.602% due 10/15/2034 •		3,000	2,997

OFSI BSL X Ltd.
5.563% due 04/20/2034 •		4,000	3,999

OneMain Financial Issuance Trust
5.110% due 06/16/2036 ~		1,200	1,200

Oportun Funding Trust
4.960% due 08/16/2032		1,000	1,000

Oportun Issuance Trust
5.010% due 02/08/2033		1,000	1,000
5.860% due 02/09/2032		542	543

OZLME DAC
3.493% due 07/27/2032 •	EUR	2,250	2,432

Pagaya AI Debt Grantor Trust
4.708% due 02/17/2026		$1,100	1,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.156% due 07/15/2032		$1,000	$1,002

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		232	233
5.092% due 07/15/2032		436	436
5.183% due 06/15/2032		361	362
5.331% due 01/15/2032		220	221
6.093% due 11/15/2031		246	248
6.117% due 12/15/2031		243	246
6.258% due 10/15/2031		214	216
6.278% due 10/15/2031		220	222
6.660% due 07/15/2031		189	191

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(b)	EUR	3,000	3,226
3.505% due 10/15/2031 •		1,297	1,403
3.546% due 05/15/2034 •		1,528	1,653

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		$1,000	1,003

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		822	812

Post Road Equipment Finance LLC
4.900% due 05/15/2031		1,000	1,003

Providus CLO DAC
3.356% due 02/15/2035 •	EUR	5,300	5,715
3.945% due 10/15/2038 •		1,000	1,083

Rad CLO Ltd.
5.678% due 07/24/2032 •		$1,234	1,235

Reach ABS Trust
4.960% due 08/16/2032		891	892
5.880% due 07/15/2031		285	286

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		4,000	4,001

SLM Private Education Loan Trust
9.184% due 10/15/2041 •		1,219	1,283

SMB Private Education Loan Trust
5.090% due 10/16/2056		923	932
5.164% due 01/15/2053 ~		1,504	1,478
5.234% due 02/15/2036 ~		1,568	1,568
5.234% due 01/15/2053 ~		11,034	11,031
5.285% due 09/15/2054 •		182	181

Sound Point CLO Ltd.
5.705% due 04/18/2031 •		818	817

St Paul’s CLO DAC
3.705% due 04/15/2033 •	EUR	7,997	8,647

Symphony CLO Ltd.
5.473% due 04/18/2033 •		$4,000	4,006
5.490% due 01/23/2032 •		824	824

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		1,446	1,446

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		2,900	2,882
5.640% due 01/25/2034 •		1,000	1,000

TSTAT Ltd.
5.443% due 07/20/2037 •		454	455

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	1,000	1,082

Upstart Pass-Through Trust
3.800% due 04/20/2030		$136	136

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		181	179

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		1,785	1,785

Voya CLO Ltd.
5.544% due 06/07/2030 ~		165	165
5.774% due 10/15/2030 ~		94	94

Voya Euro CLO DAC
3.705% due 04/15/2033 •	EUR	10,989	11,877

Wind River CLO Ltd.
5.624% due 10/15/2034 •		$4,000	3,984

			299,916

Total Asset-Backed Securities (Cost $780,738)			797,698

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.3%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	202,845	$34,417
0.000% due 10/01/2025 (d)		303,700	49,663

Israel Government International Bond
1.750% due 08/31/2025	ILS	500	133

New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	2,779	1,582

Saudi Government International Bond
5.125% due 01/13/2028		$21,900	22,177

Total Sovereign Issues (Cost $107,243)			107,972

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Banca Monte dei Paschi di Siena SpA		46,500	367

Total Common Stocks (Cost $91)			367

		OUNCES
COMMODITIES 14.8%
Gold Warehouse Receipts		336,756	638,122
Silver Warehouse Receipts		47,679	56,453

Total Commodities (Cost $384,435)			694,575

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 51.4%

COMMERCIAL PAPER 3.8%

AbbVie, Inc.
4.640% due 04/15/2025		$6,150	6,138

AES Corp.
4.850% due 04/01/2025		2,100	2,100
4.880% due 04/02/2025		2,300	2,299
4.900% due 04/10/2025		5,900	5,892
4.900% due 04/11/2025		1,000	998

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025		6,000	5,989
4.570% due 04/10/2025		4,100	4,095
4.640% due 04/09/2025		2,210	2,207
4.650% due 04/10/2025		7,600	7,590

Aon Corp.
4.550% due 04/10/2025		3,700	3,695
4.560% due 04/21/2025		1,300	1,297

Becton Dickinson & Co.
4.600% due 04/15/2025		1,350	1,347

Broadcom, Inc.
4.560% due 04/03/2025		2,060	2,059
4.560% due 04/08/2025		2,200	2,198
4.560% due 04/10/2025		4,400	4,394
4.570% due 04/24/2025		1,200	1,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	$7,430	$7,405
4.900% due 04/25/2025 (b)	1,200	1,196
4.950% due 04/25/2025	9,150	9,120

CBRE Services, Inc.
4.620% due 04/03/2025	2,300	2,299
4.740% due 04/17/2025	900	898

Conagra Brands, Inc.
4.750% due 04/02/2025	3,700	3,699
4.800% due 04/04/2025	250	250
4.900% due 04/15/2025	1,700	1,697

Constellation Brands, Inc.
4.700% due 04/01/2025	1,800	1,800
4.700% due 04/11/2025	4,100	4,094
4.800% due 04/21/2025	4,340	4,328

Crown Castle, Inc.
4.810% due 04/08/2025	2,100	2,098
4.830% due 04/15/2025	1,000	998
4.850% due 04/17/2025	2,700	2,694
4.910% due 04/29/2025	6,360	6,335

Enbridge U.S., Inc.
4.550% due 04/16/2025	1,150	1,148
4.560% due 04/07/2025	5,930	5,925

Entergy Corp.
4.550% due 05/12/2025	1,600	1,591

Equifax, Inc.
4.630% due 04/09/2025	2,250	2,247

Global Payments, Inc.
5.000% due 04/03/2025	3,000	2,999
5.000% due 04/07/2025	810	809

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025	1,000	997

Intel Corp.
4.550% due 04/02/2025	5,600	5,599
4.600% due 04/02/2025	3,900	3,899

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	650	649

Jabil, Inc.
4.820% due 04/11/2025	5,200	5,192

Jones Lang LaSalle Finance BV
4.660% due 04/15/2025	3,200	3,194
4.700% due 04/15/2025	2,365	2,361

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	12,540	12,504

Kinder Morgan, Inc.
4.600% due 04/14/2025	10,150	10,131

Marsh & McLennan Cos, Inc.
4.600% due 04/16/2025	1,980	1,976
4.600% due 04/17/2025	2,600	2,594

Mondelez International, Inc.
4.620% due 04/15/2025	1,700	1,697

Northrop Grumman Corp.
4.590% due 06/03/2025	900	893

NXP BV
4.570% due 04/28/2025	3,360	3,348
4.570% due 05/12/2025	1,400	1,392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Corp.
4.700% due 04/01/2025	$2,600	$2,600

		176,150

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	1,961,296	1,961

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 43.6%
		2,043,356

U.S. TREASURY BILLS 3.9%
4.295% due 04/03/2025 - 06/05/2025 (c)(d)(i)(k)	$182,667	181,501

Total Short-Term Instruments (Cost $2,406,643)		2,402,968

Total Investments in Securities (Cost $4,992,774)		5,310,519

	SHARES
INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%

PIMCO Short Asset Portfolio	17,640,106	172,697

PIMCO Short-Term Floating NAV Portfolio III	7,721,755	75,163

Total Short-Term Instruments (Cost $250,371)		247,860

Total Investments in Affiliates (Cost $250,371)		247,860

Total Investments 118.7% (Cost $5,243,145)		$5,558,379

Financial Derivative Instruments (h)(j) 1.5% (Cost or Premiums, net $545)		70,799

Other Assets and Liabilities, net (20.2)%		(945,029)

Net Assets 100.0%		$4,684,149

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	04/01/2025	04/02/2025			$629,800	U.S. Treasury Notes 4.000% due 12/15/2027	$(643,144)	$629,800	$629,800
	4.410	03/31/2025	04/01/2025			106,200	U.S. Treasury Notes 2.750% due 04/30/2027	(108,262)	106,200	106,212
	4.420	03/31/2025	04/01/2025			485,000	U.S. Treasury Notes 4.000% due 12/15/2027	(495,276)	485,000	485,060
BUS	2.720	03/26/2025	04/01/2025		CAD	320,000	Province of Ontario 2.650% due 12/02/2050	(230,674)	222,369	222,470
	2.720	04/01/2025	04/08/2025			30,000	Province of Saskatchewan 3.900% due 06/02/2045	(21,594)	20,847	20,847
CEW	2.730	03/26/2025	04/01/2025			20,000	Canada Government International Bond 0.000% due 02/01/2026	(14,166)	13,898	13,904
	2.730	03/31/2025	04/07/2025			200,000	Province of Ontario 3.500% due 06/02/2043	(144,205)	138,980	138,991
	2.740	04/01/2025	04/08/2025			70,000	Province of Ontario 2.900% due 12/02/2046	(18,399)	48,643	48,643
							Province of Quebec 1.500% due 09/01/2031	(31,537)
	2.750	03/27/2025	04/03/2025			40,000	Province of Ontario 2.650% due 12/02/2050	(29,175)	27,796	27,805
JPS	4.390	07/30/2024	TBD	(2)		$165,473	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041	(167,157)	165,473	170,823
	4.410	04/01/2025	04/02/2025			100	U.S. Treasury Bonds 4.750% due 11/15/2043	(102)	100	100
	4.460	03/31/2025	04/01/2025			100	U.S. Treasury Notes 4.375% due 07/31/2026	(102)	100	100
TOR	2.710	03/31/2025	04/01/2025		CAD	15,000	Province of Saskatchewan 4.200% due 12/02/2054	(10,871)	10,424	10,425
	2.710	03/31/2025	04/07/2025			135,000	Province of Alberta 1.650% due 06/01/2031	(7,133)	93,812	93,819
							Province of New Brunswick 2.600% - 5.500% due 08/14/2026 - 01/27/2034	(53,446)
							Province of Saskatchewan 2.800% - 3.800% due 12/02/2052 - 06/02/2062	(36,327)
	2.710	04/01/2025	04/07/2025			115,000	Province of Alberta 1.650% - 3.100% due 06/01/2031 - 06/01/2050	(82,073)	79,914	79,919

Total Repurchase Agreements								$(2,093,643)	$2,043,356	$2,048,918

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$14,500	$(13,014)	$(13,070)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	116,900	(116,628)	(116,653)

Total Short Sales (2.8)%				$(129,642)	$(129,723)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$1,221,072	$0	$0	$1,221,072	$(1,246,682)	$(25,610)
BUS	243,317	0	0	243,317	(251,828)	(8,511)
CEW	229,343	0	0	229,343	(236,848)	(7,505)
JPS	171,023	0	0	171,023	(174,385)	(3,362)
TOR	184,163	0	0	184,163	(189,566)	(5,403)

Total Borrowings and Other Financing Transactions	$2,048,918	$0	$0

Cash of $1,358 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(594) at a weighted average interest rate of 3.990%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME California Carbon Allowances December 2025 Futures	$60.000	12/31/2025	661	$661	$96	$52
Put - ICE Crude Oil December 2025 Futures	55.000	10/28/2025	131	131	255	149

Total Purchased Options					$351	$201

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold June 2025 Futures	$3,200.000	05/27/2025	66	$7	$(225)	$(397)
Call - CME Gold June 2025 Futures	3,250.000	05/27/2025	67	7	(140)	(295)
Call - CME Gold June 2025 Futures	3,300.000	05/27/2025	47	5	(72)	(149)
Call - CME Gold June 2025 Futures	3,350.000	05/27/2025	60	6	(50)	(136)
Call - CME Gold June 2025 Futures	3,400.000	05/27/2025	60	6	(48)	(97)
Call - CME Gold May 2025 Futures	3,000.000	04/24/2025	60	6	(179)	(959)
Call - CME Gold May 2025 Futures	3,050.000	04/24/2025	57	6	(168)	(672)
Call - CME Gold May 2025 Futures	3,100.000	04/24/2025	40	4	(74)	(328)
Call - CME Gold May 2025 Futures	3,150.000	04/24/2025	58	6	(87)	(313)
Call - CME Gold May 2025 Futures	3,200.000	04/24/2025	60	6	(80)	(200)
Call - CME Gold May 2025 Futures	3,300.000	04/24/2025	60	6	(46)	(66)
Call - NYMEX Crude Oil July 2025 Futures	78.000	06/16/2025	100	100	(79)	(112)
Call - NYMEX Crude Oil July 2025 Futures	82.000	06/16/2025	60	60	(39)	(38)
Call - NYMEX Crude Oil June 2025 Futures	72.000	05/15/2025	80	80	(91)	(176)
Call - NYMEX Crude Oil June 2025 Futures	73.000	05/15/2025	70	70	(65)	(126)
Call - NYMEX Crude Oil June 2025 Futures	74.000	05/15/2025	45	45	(43)	(66)
Call - NYMEX Crude Oil June 2025 Futures	75.000	05/15/2025	60	60	(71)	(72)
Call - NYMEX Crude Oil June 2025 Futures	76.000	05/15/2025	50	50	(26)	(49)
Call - NYMEX Crude Oil June 2025 Futures	78.000	05/15/2025	50	50	(18)	(33)
Call - NYMEX Crude Oil May 2025 Futures	78.000	04/16/2025	60	60	(67)	(11)
Call - NYMEX Crude Oil May 2025 Futures	79.000	04/16/2025	60	60	(50)	(8)
Call - NYMEX Crude Oil May 2025 Futures	79.500	04/16/2025	50	50	(41)	(6)
Call - NYMEX Crude Oil May 2025 Futures	80.000	04/16/2025	55	55	(52)	(6)
Call - NYMEX Crude Oil May 2025 Futures	81.000	04/16/2025	60	60	(51)	(5)
Call - NYMEX Crude Oil May 2025 Futures	83.000	04/16/2025	40	40	(15)	(2)
Call - NYMEX Crude Oil May 2025 Futures	85.000	04/16/2025	55	55	(26)	(3)
Put - NYMEX Natural Gas June 2025 Futures	4.000	05/27/2025	6	60	(14)	(13)

					$(1,917)	$(4,338)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	131	$131	$(296)	$(466)
Call - ICE Crude Oil July 2025 Futures	76.000	05/27/2025	28	28	(30)	(58)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	97	97	(71)	(142)
Call - ICE Crude Oil July 2025 Futures	79.000	05/27/2025	100	100	(80)	(123)
Call - ICE Crude Oil July 2025 Futures	80.000	05/27/2025	100	100	(63)	(104)
Call - ICE Crude Oil July 2025 Futures	85.000	05/27/2025	150	150	(45)	(73)
Call - ICE Crude Oil June 2025 Futures	78.000	04/25/2025	40	40	(36)	(33)
Call - ICE Crude Oil June 2025 Futures	79.000	04/25/2025	70	70	(76)	(44)
Call - ICE Crude Oil June 2025 Futures	80.000	04/25/2025	45	45	(41)	(22)
Call - ICE Crude Oil June 2025 Futures	81.000	04/25/2025	45	45	(33)	(17)
Call - ICE Crude Oil June 2025 Futures	82.000	04/25/2025	60	60	(52)	(18)
Call - ICE Crude Oil June 2025 Futures	83.000	04/25/2025	51	51	(20)	(12)
Call - ICE Crude Oil June 2025 Futures	85.000	04/25/2025	51	51	(19)	(9)

					$(862)	$(1,121)

Total Written Options					$(2,779)	$(5,459)

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee September Futures	09/2025	48	$	6,666	$2	$0	$(23)
Brent Crude December Futures	10/2026	1,822		125,354	(1,431)	1,877	0
Brent Crude January Futures	11/2025	638		45,151	1,608	931	0
Brent Crude June Futures	04/2026	284		19,758	656	344	0
Brent Crude March Futures	01/2026	129		9,051	(318)	173	0
Brent Crude November Futures	09/2025	614		43,932	(949)	982	0
Brent Crude October Futures	08/2025	652		46,970	1,049	1,102	0
California Carbon Allowance December Futures	12/2025	2,097		64,567	(13,228)	0	(231)
California Carbon Allowance Vintage December Futures	12/2026	1,619		53,038	241	6	(172)
Cocoa July Futures	07/2025	50		3,944	(122)	0	(62)
Cocoa July Futures	07/2025	8		638	(2)	7	(7)
Cocoa May Futures	05/2025	71		5,684	1,725	97	(56)
Cocoa September Futures	09/2025	16		1,248	(133)	0	(17)
Copper July Futures	07/2025	373		87,101	1,551	1,586	(36)
Copper May Futures	05/2025	20		4,149	96	77	(36)
Corn September Futures	09/2025	217		4,717	(453)	0	(5)
European Climate Exchange December Futures	12/2025	67		4,925	(857)	19	(59)
Gas Oil December Futures	12/2025	1,286		85,230	3,829	1,865	0
Gas Oil September Futures	09/2025	21		1,408	58	32	0
Hard Red Winter Wheat December Futures	12/2025	360		10,953	(385)	54	0
Hard Red Winter Wheat July Futures	07/2025	197		5,615	(6)	0	(6)
Hard Red Winter Wheat May Futures	05/2025	871		24,257	(2,135)	229	0
Henry Hub Natural Gas March Futures	02/2027	48		465	14	1	0
Henry Hub Natural Gas April Futures	03/2027	47		396	(46)	0	0
Henry Hub Natural Gas April Futures	03/2030	179		1,260	(244)	0	(8)
Henry Hub Natural Gas April Futures	03/2031	71		477	(122)	0	(5)
Henry Hub Natural Gas August Futures	07/2027	48		439	(12)	0	0
Henry Hub Natural Gas August Futures	07/2030	188		1,482	(98)	0	(13)
Henry Hub Natural Gas August Futures	07/2031	74		568	(57)	0	(5)
Henry Hub Natural Gas December Futures	11/2027	48		510	59	0	0
Henry Hub Natural Gas December Futures	11/2030	188		1,793	213	0	(13)
Henry Hub Natural Gas December Futures	11/2031	74		699	74	0	(5)
Henry Hub Natural Gas February Futures	01/2027	42		481	86	2	0
Henry Hub Natural Gas February Futures	01/2030	166		1,639	244	0	(2)
Henry Hub Natural Gas February Futures	01/2031	66		628	71	0	(4)
Henry Hub Natural Gas January Futures	12/2026	48		604	153	3	0
Henry Hub Natural Gas January Futures	12/2029	188		1,985	405	3	0
Henry Hub Natural Gas January Futures	12/2030	74		751	126	0	(5)
Henry Hub Natural Gas July Futures	06/2027	48		434	(17)	0	0
Henry Hub Natural Gas July Futures	06/2030	188		1,458	(121)	0	(13)
Henry Hub Natural Gas July Futures	06/2031	74		561	(64)	0	(5)
Henry Hub Natural Gas June Futures	05/2027	47		409	(32)	0	0
Henry Hub Natural Gas June Futures	05/2030	179		1,326	(178)	0	(12)
Henry Hub Natural Gas June Futures	05/2031	71		509	(90)	0	(5)
Henry Hub Natural Gas March Futures	02/2030	188		1,558	(22)	0	(2)
Henry Hub Natural Gas March Futures	02/2031	74		588	(37)	0	(5)
Henry Hub Natural Gas May Futures	04/2027	48		404	(47)	0	0
Henry Hub Natural Gas May Futures	04/2030	188		1,331	(249)	0	(13)
Henry Hub Natural Gas May Futures	04/2031	74		502	(123)	0	(5)
Henry Hub Natural Gas November Futures	10/2027	47		452	10	0	(1)
Henry Hub Natural Gas November Futures	10/2030	179		1,516	12	0	(12)
Henry Hub Natural Gas November Futures	10/2031	71		595	(4)	0	(5)
Henry Hub Natural Gas October Futures	09/2027	48		442	(9)	0	0
Henry Hub Natural Gas October Futures	09/2030	188		1,483	(97)	0	(13)
Henry Hub Natural Gas October Futures	09/2031	74		577	(47)	0	(5)
Henry Hub Natural Gas September Futures	08/2027	47		426	(15)	0	0
Henry Hub Natural Gas September Futures	08/2030	179		1,387	(117)	0	(12)
Henry Hub Natural Gas September Futures	08/2031	71		540	(59)	0	(5)
Iron Ore July Futures	07/2025	2,371		23,499	122	0	(318)
Iron Ore May Futures	05/2025	1,122		11,331	133	0	(139)
Live Cattle June Futures	06/2025	211		17,188	1,006	0	(101)
Long Gilt June Futures	06/2025	1		118	(1)	1	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	65		892	80	14	0
Mont Belvieu Ethane (OPIS) January Futures	01/2026	65		899	87	15	0
Mont Belvieu Ethane (OPIS) March Futures	03/2026	65		836	24	8	0
Natural Gas April Futures	03/2026	383		15,331	731	110	(6)
Natural Gas April Futures	03/2026	42		1,158	(211)	24	(8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Natural Gas August Futures	07/2026	7	$	190	$(25)	$4	$(1)
Natural Gas December Futures	11/2025	9		297	(38)	5	(13)
Natural Gas December Futures	11/2025	297		15,423	(206)	220	0
Natural Gas December Futures	11/2026	7		195	(21)	4	(1)
Natural Gas February Futures	01/2026	254		7,523	(397)	156	(61)
Natural Gas January Futures	12/2025	254		8,388	(380)	146	(71)
Natural Gas July Futures	06/2026	7		190	(25)	4	(1)
Natural Gas June Futures	05/2025	549		23,371	(272)	395	0
Natural Gas June Futures	05/2025	5		191	(2)	0	(2)
Natural Gas June Futures	05/2026	42		1,103	(266)	23	(8)
Natural Gas March Futures	02/2026	404		18,051	1,880	250	0
Natural Gas March Futures	02/2026	254		8,076	(680)	194	(58)
Natural Gas May Futures	04/2025	175		5,725	(1,858)	0	(99)
Natural Gas May Futures	04/2026	42		1,154	(261)	23	(8)
Natural Gas November Futures	10/2025	111		3,564	28	55	(52)
Natural Gas November Futures	10/2026	7		188	(20)	4	(1)
Natural Gas October Futures	09/2026	7		191	(24)	4	(1)
Natural Gas September Futures	08/2025	148		6,666	378	115	0
Natural Gas September Futures	08/2026	7		185	(23)	4	(1)
New York Harbor December Futures	11/2025	239		22,690	(252)	471	0
New York Harbor June Futures	05/2025	934		88,620	787	1,973	0
New York Harbor May Futures	04/2025	334		31,975	1,695	678	0
Nickel July Futures	07/2025	2		191	(6)	0	(6)
RBOB Gasoline December Futures	11/2025	192		15,647	416	323	0
RBOB Gasoline May Futures	04/2025	833		80,142	3,718	1,584	(2)
RBOB Gasoline September Futures	08/2025	202		18,543	656	381	0
Silver July Futures	07/2025	22		3,843	100	0	(21)
Soybean July Futures	07/2025	415		21,336	127	0	(187)
Soybean Meal July Futures	07/2025	1,271		38,054	(804)	0	(191)
U.S. Treasury 5-Year Note June Futures	06/2025	345		37,314	544	0	(11)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	96		10,956	222	9	0
WTI Crude December Futures	11/2025	1,487		100,254	1,417	2,230	0
WTI Crude December Futures	11/2026	66		4,284	(131)	63	0
WTI Crude January Futures	12/2025	772		51,739	1,854	1,104	0
WTI Crude June Futures	05/2025	58		4,115	(183)	119	0
WTI Crude May Futures	04/2025	498		35,597	1,915	1,013	0
WTI Crude November Futures	10/2025	686		46,566	(1,493)	1,091	0
WTI Crude October Futures	09/2025	449		30,707	(670)	750	0
WTI Crude September Futures	08/2025	5		345	(18)	9	0
Zinc July Futures	07/2025	22		1,570	(64)	0	(64)

					$(55)	$22,966	$(2,315)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum July Futures	07/2025	49	$	(3,107)	$128	$128	$0
Arabica Coffee July Futures	07/2025	40		(5,631)	84	15	0
Brent Crude April Futures	02/2026	318		(22,235)	112	0	(410)
Brent Crude August Futures	06/2025	637		(46,660)	(263)	0	(1,191)
Brent Crude December Futures	10/2025	1,210		(86,079)	(2,082)	0	(1,839)
Brent Crude December Futures	10/2027	1,132		(77,293)	322	0	(985)
Brent Crude February Futures	12/2025	326		(22,963)	(202)	0	(456)
Brent Crude July Futures	05/2025	236		(17,457)	(355)	0	(460)
Brent Crude June Futures	04/2025	858		(64,153)	(2,082)	0	(1,725)
Brent Crude May Futures	03/2026	319		(22,244)	(397)	0	(399)
Brent Crude September Futures	07/2025	40		(2,904)	(114)	0	(71)
Cocoa May Futures	05/2025	71		(5,610)	(67)	99	0
Copper July Futures	07/2025	767		(97,428)	(7,466)	1,841	0
Corn December Futures	12/2025	94		(2,077)	(9)	2	0
Corn July Futures	07/2025	1,742		(40,349)	498	0	(283)
Cotton No. 2 December Futures	12/2025	306		(10,698)	(93)	26	0
Gas Oil June Futures	06/2025	1,978		(133,861)	(3,172)	0	(3,313)
Gas Oil June Futures	06/2026	876		(57,071)	(2,028)	0	(1,095)
Gold 100 oz. June Futures	06/2025	2,127		(670,069)	(17,609)	0	(7,657)
Hard Red Winter Wheat September Futures	09/2025	178		(5,207)	372	0	(31)
Henry Hub Natural Gas April Futures	03/2026	104		(1,041)	(51)	0	(9)
Henry Hub Natural Gas August Futures	07/2026	107		(1,138)	(122)	0	(6)
Henry Hub Natural Gas December Futures	11/2026	107		(1,276)	(260)	0	(5)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas February Futures	01/2026	168	$	(2,130)	$(402)	$0	$(29)
Henry Hub Natural Gas January Futures	12/2025	188		(2,560)	(629)	0	(38)
Henry Hub Natural Gas July Futures	06/2026	107		(1,126)	(110)	0	(5)
Henry Hub Natural Gas June Futures	05/2026	104		(1,063)	(74)	0	(5)
Henry Hub Natural Gas March Futures	02/2026	188		(2,100)	(169)	0	(29)
Henry Hub Natural Gas May Futures	04/2026	107		(1,068)	(52)	0	(6)
Henry Hub Natural Gas November Futures	10/2026	104		(1,152)	(162)	0	(6)
Henry Hub Natural Gas October Futures	09/2026	107		(1,144)	(128)	0	(6)
Henry Hub Natural Gas September Futures	08/2026	104		(1,097)	(108)	0	(6)
Lean Hogs June Futures	06/2025	368		(14,024)	929	74	0
Natural Gas August Futures	07/2025	393		(13,109)	1,678	201	(49)
Natural Gas January Futures	12/2025	1,084		(59,035)	(4,012)	0	(878)
Natural Gas July Futures	06/2025	673		(30,110)	327	0	(491)
Natural Gas July Futures	06/2025	189		(6,265)	1,152	106	(6)
Natural Gas June Futures	05/2025	200		(6,372)	1,322	91	0
Natural Gas October Futures	09/2025	93		(3,119)	38	18	(27)
Natural Gas September Futures	08/2025	291		(9,439)	1,535	144	(47)
New York Harbor September Futures	08/2025	5		(474)	(26)	0	(10)
Palladium June Futures	06/2025	20		(2,001)	(112)	0	(32)
Platinum July Futures	07/2025	48		(2,466)	(79)	0	(75)
RBOB Gasoline June Futures	05/2025	377		(36,109)	(511)	2	(699)
RBOB Gasoline October Futures	09/2025	210		(17,853)	(857)	0	(378)
Rotterdam Coal August Futures	08/2025	15		(1,589)	(77)	0	(35)
Rotterdam Coal July Futures	07/2025	15		(1,578)	(67)	0	(38)
Rotterdam Coal September Futures	09/2025	15		(1,597)	(85)	0	(35)
Silver May Futures	05/2025	22		(3,807)	57	22	0
SNG KEROS vs. SNG GA August Futures	08/2025	85		66	28	0	(1)
SNG KEROS vs. SNG GA July Futures	07/2025	85		75	36	2	0
SNG KEROS vs. SNG GA June Futures	06/2025	65		66	29	3	0
SNG KEROS vs. SNG GA May Futures	05/2025	167		190	44	13	0
SNG KEROS vs. SNG GA September Futures	09/2025	85		59	20	0	(2)
Soybean Meal December Futures	12/2025	217		(6,679)	233	46	0
Soybean November Futures	11/2025	142		(7,237)	12	74	0
Soybean Oil December Futures	12/2025	214		(5,850)	(345)	26	0
Soybean Oil July Futures	07/2025	138		(3,758)	(184)	24	0
Sugar No. 11 October Futures	09/2025	4		(84)	(4)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	535		(59,502)	(22)	0	(8)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	262		(32,030)	(201)	0	(115)
Wheat December Futures	12/2025	360		(10,607)	431	0	(104)
Wheat July Futures	07/2025	426		(11,726)	184	0	(72)
Wheat May Futures	05/2025	663		(17,802)	1,807	0	(290)
Wheat September Futures	09/2025	85		(2,407)	125	0	(30)
WTI Crude April Futures	03/2026	328		(21,700)	127	0	(404)
WTI Crude August Futures	07/2025	328		(22,845)	(153)	0	(613)
WTI Crude February Futures	01/2026	169		(11,269)	266	0	(230)
WTI Crude July Futures	06/2025	313		(22,010)	429	0	(617)
WTI Crude June Futures	05/2025	219		(15,538)	(297)	0	(449)
WTI Crude June Futures	05/2026	539		(35,472)	(1,108)	0	(620)
WTI Crude March Futures	02/2026	343		(22,775)	769	0	(446)
WTI Crude May Futures	04/2026	386		(25,464)	(278)	0	(459)
WTI Crude September Futures	08/2025	376		(25,940)	(1,169)	0	(662)

					$(34,699)	$2,957	$(27,987)

Total Futures Contracts					$(34,754)	$25,923	$(30,302)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.269%		$1,100	$8	$(2)	$6	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		4,200	54	(10)	44	0	(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	2,100	6	(2)	4	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		3,200	19	(1)	18	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		500	3	0	3	0	0

							$90	$(15)	$75	$0	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$15,700	1,199	(652)	547	1	0
Pay	CPURNSA	2.423	Maturity	11/21/2026		39,000	2,165	(7,349)	(5,184)	0	(47)

							$3,364	$(7,999)	$(4,635)	$1	$(47)

Total Swap Agreements							$3,454	$(8,014)	$(4,560)	$1	$(48)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$201	$26,304	$1	$26,506	$(5,459)	$(30,771)	$(48)	$(36,278)

(i)

Securities with an aggregate market value of $81,227 and cash of $41,320 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	Future styled option variation margin liability of $(358) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $381 and liability of $(469) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	GBP	370		$470	$0	$(8)

BPS	04/2025	BRL	101,800		17,749	0	(90)
	04/2025	CAD	100,052		69,594	43	0
	04/2025	EUR	133,171		139,640	0	(4,358)
	04/2025	GBP	898		1,142	0	(18)

	04/2025		$17,763	BRL	101,800	81	(4)
	05/2025		3,802		21,835	1	0
	10/2025	BRL	120,300		$20,070	7	(118)

BRC	04/2025		$1,117	CAD	1,601	0	(5)
	05/2025		1,619		2,316	0	(7)
	05/2025		1,557	GBP	1,203	0	(3)

BSH	04/2025	BRL	47,900		$8,484	90	0
	04/2025		$8,342	BRL	47,900	52	0

CBK	04/2025	BRL	36,108		$6,343	15	0
	04/2025	CAD	42,613		29,880	267	(1)
	04/2025	GBP	258		335	1	0

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$6,288	BRL	36,108	$39	$0
	04/2025		37,682	CAD	53,693	2	(371)
	04/2025		32	DKK	231	1	0
	05/2025	CAD	52,141		$36,658	371	0
	07/2025		$6,343	BRL	36,815	0	(16)
	09/2025	ILS	497		$132	0	(3)

CIB	04/2025	CAD	2,610		1,800	0	(14)

DUB	04/2025		5,654		3,931	2	0
	04/2025	DKK	248		36	0	0
	04/2025	NZD	2,341		1,337	8	0
	04/2025		$585	EUR	558	18	0
	04/2025		1,345	NZD	2,341	0	(16)
	05/2025	NZD	2,341		$1,346	16	0
	05/2025		$36	DKK	247	0	0

FAR	04/2025	BRL	68,055		$11,850	0	(76)
	04/2025	CAD	342,107		239,585	1,854	0
	04/2025		$11,852	BRL	68,055	74	0
	04/2025		52	DKK	366	1	0
	06/2025		11,850	BRL	68,921	75	0

GLM	04/2025	BRL	163,400		$29,325	691	0
	04/2025	DKK	51,300		7,584	149	0
	04/2025		$28,157	BRL	163,400	477	0
	07/2025	BRL	202,845		$33,890	0	(971)
	10/2025		178,300		29,269	0	(642)

IND	04/2025	DKK	478		69	0	0
	05/2025		$69	DKK	477	0	0

JPM	04/2025	BRL	36,549		$6,293	10	(122)
	04/2025	CAD	450,235		315,175	2,215	0
	04/2025		$6,365	BRL	36,549	40	0
	04/2025		8,576	CAD	12,299	6	(34)
	04/2025		141,057	EUR	130,778	353	0
	05/2025	EUR	130,778		$141,286	0	(352)
	06/2025		$5,635	BRL	33,267	121	0
	06/2025		135	MXN	2,794	0	0

MBC	04/2025	CAD	2,592		$1,802	0	0
	04/2025	DKK	13		2	0	0
	04/2025	EUR	1,763		1,873	3	(37)
	04/2025		$3,221	CAD	4,620	0	(10)
	04/2025		3,856	EUR	3,598	44	(9)
	05/2025	CAD	17		$12	0	0
	05/2025		$2	DKK	13	0	0

MYI	04/2025	CAD	54,839		$38,507	398	0
	04/2025	DKK	104,100		15,369	281	0
	04/2025	GBP	32,865		41,643	0	(810)
	04/2025		$20	DKK	142	1	0
	04/2025		25,622	GBP	20,221	498	0
	05/2025	CAD	10		$7	0	0
	10/2025	BRL	5,100		832	0	(23)

RBC	04/2025	CAD	1,851		1,279	0	(7)

SCX	04/2025	BRL	167,034		29,089	0	(182)
	04/2025		$28,577	BRL	167,034	694	0
	06/2025	BRL	169,152		$28,577	0	(689)

SSB	04/2025	CAD	1,738		1,206	0	(2)
	04/2025	GBP	18,695		24,176	27	0
	04/2025		$1,126	CAD	1,617	0	(2)
	04/2025		42,501	GBP	32,865	0	(47)
	05/2025	GBP	32,865		$42,497	47	0
	05/2025		$24,174	GBP	18,695	0	(27)

UAG	04/2025	DKK	49,500		$7,302	128	0
	05/2025	CAD	2,425		1,700	12	0

Total Forward Foreign Currency Contracts						$9,213	$(9,074)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(325)

Total Written Options						$(496)	$(325)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EUROBOBCO	$15.900	Maturity	06/30/2025	75,000	$18	$131	$149	$0
	Receive	EUROBOBCO	11.350	Maturity	09/30/2025	30,000	(1)	58	57	0
	Pay	EUROBOBCO	13.410	Maturity	09/30/2025	30,000	0	4	4	0
	Receive	EUROBOBCO	5.050	Maturity	12/31/2025	45,000	0	83	83	0
	Receive	EUROBOBCO	7.800	Maturity	12/31/2025	180,000	0	656	656	0
	Pay	EUROBOBCO	6.550	Maturity	12/31/2025	30,000	0	(12)	0	(12)

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	45,000	0	173	173	0

							$17	$1,093	$1,122	$(12)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.253%	$	400	$1	$0	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	60	$(3)	$3	$0	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1TC Index	271,752	0.120%	Monthly	03/16/2026	$34,590	$0	$(42)	$0	$(42)
	Receive	CSIXTR Index	77,674	4.395% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	553,516	0	8,489	8,489	0

CIB	Receive	CSIXTR Index	23,439	4.395% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	167,030	0	2,556	2,556	0
	Receive	PIMCODB Index(9)	404,359	0.00%	Monthly	06/15/2026	83,005	0	1,268	1,268	0

GST	Pay	SPGCINP Index	60,852	(0.070)%	Monthly	01/15/2026	13,209	0	454	454	0
	Receive	BCOMF1NTC Index(10)	198,480	4.405% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	69,847	0	(409)	0	(409)
	Receive	BCOMF1TC Index	44,060	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	18,098	0	149	149	0
	Receive	CMDSKEWLS Index	111,625	0.003%	Monthly	04/15/2026	39,169	0	2,752	2,752	0
	Receive	CSIXTR Index	65,120	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	464,059	0	7,104	7,104	0

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

JPM	Pay	BCOMTR Index	2,100,289	4.125% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	$539,672	$0	$(5,125)	$0	$(5,125)
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	01/30/2026	9,355	0	0	0	0
	Receive	BCOMF1TC Index(11)	2,442,024	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	524,632	0	4,324	4,324	0
	Receive	CSIXTR Index	51,015	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	363,543	0	5,564	5,564	0
	Receive	JMABNIC5 Index(12)	710,270	0.000%	Monthly	07/15/2026	128,228	0	1,699	1,699	0

MAC	Receive	PIMCODBU Index	4,500	0.180%	Monthly	06/16/2025	772	0	12	12	0
	Receive	CSIXTR Index	12,176	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	86,770	0	1,328	1,328	0
	Receive	PIMCODB Index(13)	1,238,131	0.000%	Monthly	08/17/2026	244,496	0	3,488	3,488	0

MEI	Receive	CSIXTR Index	143,845	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,025,064	0	15,700	15,700	0

RBC	Receive	CSIXTR Index	58,058	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	413,733	0	6,335	6,335	0

SOG	Receive	CSIXTR Index	72,383	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	515,815	0	7,894	7,894	0

UAG	Receive	CSIXTR Index	75,986	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	541,487	0	8,296	8,296	0

								$0	$71,836	$77,412	$(5,576)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	Natural Gas Index(7)	29.594%	Maturity	05/27/2025	$2,560	$0	$70	$70	$0
JPM	Pay	GOLDLNPM Index(7)	4.080	Maturity	10/16/2025	70,058	0	1,247	1,247	0
	Pay	GOLDLNPM Index(7)	4.203	Maturity	10/22/2025	13,557	0	255	255	0
	Pay	GOLDLNPM Index(7)	6.325	Maturity	04/10/2026	162,405	0	6,142	6,142	0
MEI	Pay	Natural Gas Index(7)	30.250	Maturity	05/27/2025	2,519	0	96	96	0

							$0	$7,810	$7,810	$0

Total Swap Agreements							$15	$80,742	$86,345	$(5,588)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$0	$0	$0	$0	$(8)	$0	$0	$(8)	$(8)	$0	$(8)
BPS	132	0	9,438	9,570	(4,588)	0	(54)	(4,642)	4,928	2,148	7,076
BRC	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
BSH	142	0	0	142	0	0	0	0	142	(220)	(78)
CBK	696	0	0	696	(391)	0	0	(391)	305	0	305
CIB	0	0	3,824	3,824	(14)	0	0	(14)	3,810	(1,280)	2,530
DUB	44	0	0	44	(16)	0	0	(16)	28	0	28
FAR	2,004	0	0	2,004	(76)	0	0	(76)	1,928	(530)	1,398
GLM	1,317	0	0	1,317	(1,613)	(325)	0	(1,938)	(621)	(320)	(941)
GST	0	0	10,529	10,529	0	0	(409)	(409)	10,120	(3,975)	6,145
JPM	2,745	0	19,404	22,149	(508)	0	(5,125)	(5,633)	16,516	(10,161)	6,355
MAC	0	0	4,828	4,828	0	0	0	0	4,828	(2,090)	2,738
MBC	47	0	0	47	(56)	0	0	(56)	(9)	0	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
MEI	$0	$0	$15,796	$15,796	$0	$0	$0	$0	$15,796	$(3,860)	$11,936
MYC	0	0	1	1	0	0	0	0	1	0	1
MYI	1,178	0	0	1,178	(833)	0	0	(833)	345	129	474
RBC	0	0	6,335	6,335	(7)	0	0	(7)	6,328	(1,540)	4,788
SCX	694	0	0	694	(871)	0	0	(871)	(177)	0	(177)
SOG	0	0	7,894	7,894	0	0	0	0	7,894	(2,100)	5,794
SSB	74	0	0	74	(78)	0	0	(78)	(4)	11	7
UAG	140	0	8,296	8,436	0	0	0	0	8,436	(2,110)	6,326

Total Over the Counter	$9,213	$0	$86,345	$95,558	$(9,074)	$(325)	$(5,588)	$(14,987)

(k)

Securities with an aggregate market value of $4,728 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(9)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.1%	$4,242
Arabica Coffee September 2025 Futures	4.7	3,909
Brent Crude September 2025 Futures	8.8	7,296
Cocoa September 2025 Futures	1.6	1,361
Copper September 2025 Futures	0.8	681
Corn September 2025 Futures	4.6	3,851
Gas Oil September 2025 Futures	3.1	2,540
Gold 100 oz. August 2025 Futures	6.2	5,163
Gold 100 oz. June 2025 Futures	17.7	14,659
Lean Hogs August 2025 Futures	3.4	2,797
Live Cattle August 2025 Futures	1.6	1,311
New York Harbor ULSD September 2025 Futures	2.2	1,826
Nickel September 2025 Futures	0.5	374
NYMEX — Natural Gas September 2025 Futures	4.7	3,893
RBOB Gasoline September 2025 Futures	8.7	7,246
Silver May 2025 Futures	9.2	7,670
Silver September 2025 Futures	2.7	2,283
Sugar No. 11 October 2025 Futures	2.2	1,818
WTI Crude September 2025 Futures	2.8	2,324
Zinc September 2025 Futures	2.0	1,635

Total Long Futures Contracts		$76,879

Cash	7.4%	$6,126

Total Notional Amount		$83,005

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(10)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	19.3%	$13,481	Aluminum May 2025 Futures	(19.5)%	$(13,599)
Arabica Coffee July 2025 Futures	16.2	11,343	Arabica Coffee May 2025 Futures	(16.6)	(11,602)
Copper July 2025 Futures	30.0	20,961	Brent Crude July 2025 Futures	(0.4)	(279)
Corn July 2025 Futures	26.2	18,314	Copper May 2025 Futures	(30.1)	(20,996)
Cotton No. 02 July 2025 Futures	7.4	5,134	Corn May 2025 Futures	(26.2)	(18,286)
Gas Oil July 2025 Futures	12.7	8,864	Cotton No. 02 May 2025 Futures	(7.3)	(5,106)
Hard Red Winter Wheat July 2025 Futures	8.7	6,084	Gas Oil May 2025 Futures	(13.0)	(9,087)
Lead July 2025 Futures	4.4	3,073	Gold 100 oz. June 2025 Futures	(0.9)	(608)
New York Harbor ULSD July 2025 Futures	9.7	6,810	Hard Red Winter Wheat May 2025 Futures	(8.6)	(6,014)
Nickel July 2025 Futures	11.5	8,032	Lead May 2025 Futures	(4.4)	(3,087)
NYMEX — Natural Gas July 2025 Futures	52.9	36,935	Lean Hogs June 2025 Futures	(0.1)	(77)
RBOB Gasoline July 2025 Futures	11.0	7,683	Live Cattle June 2025 Futures	(0.2)	(133)
Silver July 2025 Futures	23.6	16,463	New York Harbor ULSD May 2025 Futures	(10.0)	(6,964)
Soybean Meal July 2025 Futures	16.1	11,211	Nickel May 2025 Futures	(11.5)	(8,053)
Soybean Oil July 2025 Futures	17.1	11,923	NYMEX — Natural Gas May 2025 Futures	(49.2)	(34,386)
Soybeans July 2025 Futures	28.4	19,809	RBOB Gasoline May 2025 Futures	(11.3)	(7,879)
Sugar No. 11 July 2025 Futures	13.2	9,248	Silver May 2025 Futures	(23.6)	(16,498)
Wheat July 2025 Futures	13.2	9,234	Soybean Meal May 2025 Futures	(15.9)	(11,085)
WTI Crude July 2025 Futures	30.7	21,436	Soybean Oil May 2025 Futures	(17.1)	(11,923)
Zinc July 2025 Futures	10.4	7,257	Soybeans May 2025 Futures	(28.3)	(19,767)
			Sugar No. 11 May 2025 Futures	(13.5)	(9,457)
			Wheat May 2025 Futures	(13.0)	(9,108)
			WTI Crude May 2025 Futures	(31.6)	(22,037)
			Zinc May 2025 Futures	(10.5)	(7,320)

Total Long Futures Contracts		$253,295	Total Short Futures Contracts		$(253,351)

U.S. Treasury Bills	100.0%	69,847

Cash	0.1	56

		$323,198

Total Notional Amount					$69,847

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	3.8%	$20,136
Arabica Coffee July 2025 Futures	3.2	16,937
Brent Crude July 2025 Futures	7.1	37,091
Copper July 2025 Futures	6.0	31,303
Corn July 2025 Futures	5.2	27,357
Cotton No. 02 July 2025 Futures	1.5	7,670
Gas Oil July 2025 Futures	2.5	13,239
Gold 100 oz. June 2025 Futures	15.5	81,228
Hard Red Winter Wheat July 2025 Futures	1.7	9,087
Lead July 2025 Futures	0.9	4,585
Lean Hogs June 2025 Futures	1.9	10,033
Live Cattle June 2025 Futures	3.4	17,987
New York Harbor ULSD July 2025 Futures	1.9	10,175
Nickel July 2025 Futures	2.3	11,994
NYMEX — Natural Gas July 2025 Futures	10.5	55,160
RBOB Gasoline July 2025 Futures	2.2	11,478
Silver July 2025 Futures	4.7	24,589
Soybean Meal July 2025 Futures	3.2	16,742
Soybean Oil July 2025 Futures	3.4	17,803
Soybeans July 2025 Futures	5.7	29,583
Sugar No. 11 July 2025 Futures	2.6	13,814
Wheat July 2025 Futures	2.6	13,786
WTI Crude July 2025 Futures	6.1	32,020
Zinc July 2025 Futures	2.1	10,835

Total Long Futures Contracts		$524,632

Total Notional Amount		$524,632

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

(12)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2025 Futures	17.6%	$22,522
Cotton No. 02 May 2025 Futures	1.7	2,106
Gas Oil August 2025 Futures	2.9	3,743
Gold 100 oz. June 2025 Futures	17.7	22,686
Live Cattle June 2025 Futures	6.1	7,862
LME — Copper May 2025 Futures	7.8	9,964
New York Harbor ULSD August 2025 Futures	4.8	6,083
Nickel May 2025 Futures	3.7	4,783
RBOB Gasoline August 2025 Futures	5.0	6,455
Silver May 2025 Futures	5.3	6,803
Soybean Meal May 2025 Futures	10.7	13,760
Soybeans May 2025 Futures	13.7	17,566
Sugar No. 11 May 2025 Futures	3.0	3,901

Total Long Futures Contracts		$128,234

Cash	0.0%	$(6)

Total Notional Amount		$128,228

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.0%	$12,315
Arabica Coffee September 2025 Futures	4.7	11,547
Brent Crude November 2025 Futures	8.6	21,156
Cocoa September 2025 Futures	1.6	3,906
Copper September 2025 Futures	0.8	2,033
Corn September 2025 Futures	4.5	11,118
Gas Oil November 2025 Futures	3.0	7,358
Gold 100 oz. December 2025 Futures	6.2	15,063
Gold 100 oz. June 2025 Futures	17.5	42,762
Lean Hogs October 2025 Futures	3.3	8,150
Live Cattle October 2025 Futures	1.6	3,796
New York Harbor ULSD November 2025 Futures	2.2	5,334
Nickel September 2025 Futures	0.5	1,106
NYMEX — Natural Gas September 2025 Futures	4.5	11,144
RBOB Gasoline November 2025 Futures	8.6	21,012
Silver July 2025 Futures	9.3	22,794
Silver September 2025 Futures	2.8	6,774
Sugar No. 11 October 2025 Futures	2.2	5,346
WTI Crude November 2025 Futures	2.8	6,739
Zinc September 2025 Futures	2.0	4,796

Total Long Futures Contracts		$224,249

Cash	8.3%	$20,247

Total Notional Amount		$244,496

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$201	$0	$0	$0	$0	$201
Futures	26,294	0	0	0	10	26,304
Swap Agreements	0	0	0	0	1	1

	$26,495	$0	$0	$0	$11	$26,506

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,213	$0	$9,213
Swap Agreements	86,344	1	0	0	0	86,345

	$86,344	$1	$0	$9,213	$0	$95,558

	$112,839	$1	$0	$9,213	$11	$122,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$5,459	$0	$0	$0	$0	$5,459
Futures	30,637	0	0	0	134	30,771
Swap Agreements	0	1	0	0	47	48

	$36,096	$1	$0	$0	$181	$36,278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,074	$0	$9,074
Written Options	0	0	0	0	325	325
Swap Agreements	5,588	0	0	0	0	5,588

	$5,588	$0	$0	$9,074	$325	$14,987

	$41,684	$1	$0	$9,074	$506	$51,265

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$963	$0	$0	$0	$0	$963
Written Options	11,584	0	0	0	0	11,584
Futures	(177,186)	0	0	0	(1,063)	(178,249)
Swap Agreements	0	107	0	0	553	660

	$(164,639)	$107	$0	$0	$(510)	$(165,042)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$65,171	$0	$65,171
Swap Agreements	(26,447)	140	0	0	0	(26,307)

	$(26,447)	$140	$0	$65,171	$0	$38,864

	$(191,086)	$247	$0	$65,171	$(510)	$(126,178)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(105)	$0	$0	$0	$0	$(105)
Written Options	(2,912)	0	0	0	0	(2,912)
Futures	(26,127)	0	0	0	792	(25,335)
Swap Agreements	0	(17)	0	0	(1,560)	(1,577)

	$(29,144)	$(17)	$0	$0	$(768)	$(29,929)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,442)	$0	$(12,442)
Written Options	0	0	0	0	68	68
Swap Agreements	23,344	(132)	0	0	0	23,212

	$23,344	$(132)	$0	$(12,442)	$68	$10,838

	$(5,800)	$(149)	$0	$(12,442)	$(700)	$(19,091)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$410,269	$0	$410,269
Industrials	0	75,894	0	75,894
Utilities	0	52,785	0	52,785
U.S. Government Agencies	0	515,203	0	515,203
U.S. Treasury Obligations	0	149,533	0	149,533
Non-Agency Mortgage-Backed Securities	0	103,255	0	103,255
Asset-Backed Securities
Automobile ABS Other	0	25,711	0	25,711
Automobile Sequential	0	360,978	0	360,978
CMBS Other	0	26,795	0	26,795
Credit Card Bullet	0	39,301	0	39,301
Credit Card Other	0	23,538	0	23,538
Home Equity Other	0	21,282	0	21,282
Whole Loan Collateral	0	177	0	177
Other ABS	0	299,916	0	299,916
Sovereign Issues	0	107,972	0	107,972
Common Stocks
Financials	367	0	0	367
Commodities	0	694,575	0	694,575
Short-Term Instruments
Commercial Paper	0	176,150	0	176,150
Mutual Funds	0	1,961	0	1,961
Repurchase Agreements	0	2,043,356	0	2,043,356
U.S. Treasury Bills	0	181,501	0	181,501

	$367	$5,310,152	$0	$5,310,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$247,860	$0	$0	$247,860

Total Investments	$248,227	$5,310,152	$0	$5,558,379

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(129,723)	$0	$(129,723)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,115	10	0	26,125
Over the counter	0	95,558	0	95,558

	$26,115	$95,568	$0	$121,683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35,627)	(182)	0	(35,809)
Over the counter	0	(14,987)	0	(14,987)

	$(35,627)	$(15,169)	$0	$(50,796)

Total Financial Derivative Instruments	$(9,512)	$80,399	$0	$70,887

Totals	$238,715	$5,260,828	$0	$5,499,543

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.8%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$532	$498

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,285	487
2.000% due 10/01/2053		10,259	1,236
2.500% due 10/01/2047		10	1

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		79	9
1.500% due 10/01/2053		17,343	1,966
2.000% due 10/01/2053		5,094	614
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		1,494	151
2.000% due 10/01/2053		19	2
2.500% due 10/01/2047		8	1

Realkredit Danmark AS
2.000% due 10/01/2053		4,288	478
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 ~	EUR	400	416
6.373% due 07/15/2026 •		$250	251
7.750% due 03/01/2029 ~	EUR	400	487

			6,601

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$900	884

Total Corporate Bonds & Notes (Cost $8,987)			7,485

U.S. GOVERNMENT AGENCIES 13.8%

Fannie Mae
4.596% due 03/25/2036 •		29	28
4.899% due 02/25/2037 •		216	215

Freddie Mac
5.280% due 11/25/2054 •		4,960	4,966
6.918% due 01/01/2034 •		30	31
7.064% due 06/01/2033 •		25	26

Ginnie Mae
5.461% due 08/20/2068 •		4,485	4,478

Ginnie Mae, TBA
3.500% due 04/01/2055		77,100	70,553

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		899	862

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		140,789	130,993
4.500% due 06/01/2055		119,200	113,927
5.500% due 05/01/2055		21,700	21,654
6.000% due 06/01/2055		128,300	130,066
6.500% due 06/01/2055		38,300	39,429

Total U.S. Government Agencies (Cost $514,513)			517,228

U.S. TREASURY OBLIGATIONS 76.2%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026		99,514	98,828
0.125% due 07/15/2026 (j)		206,210	205,282
0.125% due 10/15/2026		259,824	257,800
0.125% due 04/15/2027 (j)(l)		6,074	5,964
0.125% due 01/15/2030		23,701	22,306
0.125% due 07/15/2030		83,182	77,940
0.125% due 01/15/2031		78,451	72,481
0.125% due 07/15/2031		73,446	67,467
0.250% due 07/15/2029		70,174	67,235
0.250% due 02/15/2050 (l)		618	378
0.375% due 07/15/2025 (j)		44,598	44,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 01/15/2027	$267,695	$264,976
0.375% due 07/15/2027	64,919	64,189
0.500% due 01/15/2028	52,791	51,863
0.625% due 01/15/2026 (j)	56,113	56,081
0.625% due 02/15/2043 (l)	580	447
0.750% due 07/15/2028	169,141	167,192
0.750% due 02/15/2042	5,060	4,069
0.750% due 02/15/2045 (l)	1,349	1,025
0.875% due 01/15/2029 (j)	214,963	211,656
0.875% due 02/15/2047 (l)	658	498
1.000% due 02/15/2046	4,691	3,705
1.125% due 01/15/2033	18,979	18,190
1.250% due 04/15/2028	182,018	182,109
1.375% due 07/15/2033	34,092	33,268
1.375% due 02/15/2044	7,740	6,745
1.625% due 10/15/2027	116,115	118,045
1.625% due 10/15/2029	166,665	169,065
1.750% due 01/15/2028 (j)	60,534	61,545
1.875% due 07/15/2034	71,764	72,454
2.125% due 04/15/2029	249,004	256,443
2.125% due 01/15/2035	33,211	34,101
2.125% due 02/15/2040	5,437	5,499
2.125% due 02/15/2041 (l)	1,922	1,940
2.375% due 10/15/2028	73,207	76,287
2.500% due 01/15/2029 (j)	54,749	57,230
3.875% due 04/15/2029	15,748	17,309

Total U.S. Treasury Obligations (Cost $2,834,117)		2,856,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Adjustable Rate Mortgage Trust
5.538% due 10/25/2035 •	43	40
5.837% due 09/25/2035 ~	208	184

Alliance Bancorp Trust
4.915% due 07/25/2037 •	1,341	1,182

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	75	65
5.555% due 11/25/2046 ~	4,592	1,144

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~	3,100	2,957

Banc of America Funding Trust
4.487% due 01/20/2047 •	2,785	2,404
4.845% due 05/20/2036 ~	83	73
5.014% due 05/20/2035 •	54	49
5.109% due 01/20/2047 ~	59	51
5.697% due 05/25/2035 ~	8	7

Banc of America Mortgage Trust
5.671% due 11/25/2035 •	97	86
6.362% due 07/25/2035 •	98	94

BCAP LLC Trust
4.630% due 04/26/2036 •	479	425
4.775% due 01/25/2037 •	493	453

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	230	195
4.526% due 02/25/2036 •	82	75
6.631% due 10/25/2035 •	142	141
6.715% due 05/25/2033 •	8	8
8.250% due 07/25/2034 •	19	18

Bear Stearns ALT-A Trust
4.348% due 09/25/2047 ~	2,549	1,250
4.755% due 02/25/2034 ~	172	162
5.043% due 09/25/2035 •	140	81
6.456% due 09/25/2034 ~	62	60

Beast Mortgage Trust
5.620% due 02/15/2037 •	2,200	1,965

Chase Mortgage Finance Trust
4.732% due 03/25/2037 ~	383	354
4.762% due 12/25/2035 ~	39	35
4.906% due 09/25/2036 •	275	229

CIM Trust
1.951% due 06/25/2057 •	2,148	1,972
5.454% due 02/25/2049 ~	69	67

Citigroup Mortgage Loan Trust
4.399% due 12/25/2035 ~	173	107
6.300% due 03/25/2036 ~	15	15
6.830% due 09/25/2035 •	6	6
7.410% due 05/25/2035 •	21	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	$125	$109

Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~	2,164	1,740
4.629% due 12/20/2046 ~	166	145
4.795% due 05/25/2047 ~	712	653
4.855% due 07/25/2046 ~	62	56
4.895% due 11/25/2035 •	123	115
5.000% due 07/25/2035	626	353
5.500% due 07/25/2035	88	64
5.635% due 12/25/2035 ~	158	135
5.750% due 03/25/2037 ~	178	93
6.000% due 03/25/2037	179	63
6.500% due 08/25/2032	17	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.490% due 10/20/2035 •	5	5
4.933% due 09/25/2047 •	195	180
5.075% due 03/25/2035 ~	21	21
5.500% due 11/25/2035	51	27
5.500% due 04/25/2038	61	62
6.000% due 04/25/2036	264	128

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.585% due 09/29/2036 •	314	310
5.186% due 10/26/2036 ~	250	225
6.421% due 10/25/2037 •	1,259	740

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.535% due 10/25/2036 •	44	36
5.500% due 12/25/2035	179	151

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	1,583	605

GSR Mortgage Loan Trust
4.752% due 11/25/2035 •	335	283
5.076% due 11/25/2035 •	65	63
5.665% due 11/25/2035 •	155	79

HarborView Mortgage Loan Trust
4.811% due 09/19/2037 ~	41	36
4.871% due 05/19/2035 •	251	241
4.931% due 01/19/2036 •	904	589
6.023% due 08/19/2036 ~	18	18

IndyMac IMSC Mortgage Loan Trust
4.795% due 07/25/2047 •	1,052	693

IndyMac INDX Mortgage Loan Trust
4.110% due 09/25/2035 •	131	108
4.779% due 06/25/2035 ~	48	46
4.815% due 09/25/2046 •	1,933	1,724
4.835% due 11/25/2046 •	212	202
4.995% due 07/25/2035 ~	155	113
5.333% due 10/25/2034 ~	180	173

JP Morgan Alternative Loan Trust
4.895% due 12/25/2036 •	2,073	1,914

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~	286	280

JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~	132	122
5.054% due 08/25/2036 ~	61	48
5.203% due 11/25/2035 •	80	63
5.987% due 07/25/2035 ~	31	30
6.142% due 06/25/2036 •	319	222
6.428% due 06/25/2035 •	12	12

Luminent Mortgage Trust
4.835% due 10/25/2046 •	316	287

MASTR Adjustable Rate Mortgages Trust
4.915% due 05/25/2037 •	233	94

Merrill Lynch Alternative Note Asset Trust
4.578% due 06/25/2037 •	202	92
5.035% due 03/25/2037 •	603	142

Merrill Lynch Mortgage Investors Trust
4.313% due 05/25/2034 ~	73	65
5.050% due 06/25/2035 •	90	87
5.312% due 09/25/2035 •	59	47
6.084% due 05/25/2036 •	5	5

Merrill Lynch Mortgage-Backed Securities Trust
4.369% due 04/25/2037 •	571	500

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	428	410

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/25/2058 •	$55	$53

Residential Accredit Loans, Inc. Trust
4.353% due 08/25/2035 ~	392	150
4.735% due 08/25/2035 ~	400	289
4.815% due 12/25/2036 •	604	538
5.638% due 02/25/2036 •	218	188

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~	705	434
6.500% due 09/25/2036	648	200
6.500% due 06/25/2037	11,768	2,347

Residential Funding Mortgage Securities, Inc. Trust
5.874% due 09/25/2035 ~	799	515
6.000% due 06/25/2037	409	322
6.500% due 03/25/2032	116	116

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~	222	160
5.131% due 10/19/2026 ~	5	5

Structured Adjustable Rate Mortgage Loan Trust
4.755% due 10/25/2035 •	350	331
4.912% due 02/25/2036 •	186	97

Structured Asset Mortgage Investments Trust
4.815% due 06/25/2036 •	61	60
4.855% due 04/25/2036 ~	5	4
4.875% due 05/25/2046 •	2,475	878
4.931% due 07/19/2035 •	297	290

Towd Point Mortgage Trust
5.435% due 05/25/2058 ~	2,719	2,788

Wachovia Mortgage Loan Trust LLC
4.210% due 08/20/2035 •	65	61

WaMu Mortgage Pass-Through Certificates Trust
4.091% due 02/25/2037 ~	74	63
4.174% due 12/25/2046 •	407	355
4.584% due 08/25/2036 •	50	45
4.834% due 09/25/2036 •	512	439
5.375% due 01/25/2047 ~	885	805
5.615% due 06/25/2046 •	67	62
5.635% due 08/25/2046 •	161	148
5.835% due 11/25/2042 •	40	38
6.135% due 11/25/2046 ~	436	384
6.790% due 09/25/2033 •	16	15

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	99	84

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •	160	158
7.424% due 10/25/2036 •	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $54,015)		43,222

ASSET-BACKED SECURITIES 9.4%

CMBS OTHER 0.7%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	13,048	13,067

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •	6,521	6,513

MF1 Ltd.
6.134% due 12/15/2035 •	891	891

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	6,082	6,064

		26,535

HOME EQUITY OTHER 2.5%

ABFC Trust
4.715% due 10/25/2036 •	2,996	2,756

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	17	7

Argent Securities Trust
4.735% due 07/25/2036 •	3,879	3,456
4.755% due 05/25/2036 •	2,329	562

Bear Stearns Asset-Backed Securities Trust
5.385% due 10/25/2037 ~	1,312	1,266

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	3,340	3,386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
4.595% due 01/25/2037 ~	$37	$27
4.615% due 03/25/2037 •	8,459	7,244
4.785% due 03/25/2037 •	5,279	4,520
4.895% due 12/25/2036 ~	902	613

Countrywide Asset-Backed Certificates Trust
4.181% due 11/25/2034 •	7,502	6,714
4.575% due 07/25/2037 ~	2,468	2,299
4.835% due 09/25/2037 ~	1,299	1,188
4.935% due 03/25/2037 •	2,195	2,090

Fremont Home Loan Trust
4.705% due 10/25/2036 •	416	377

GSAA Home Equity Trust
5.035% due 03/25/2037 •	493	197

GSAMP Trust
4.805% due 03/25/2047 •	2,405	1,906
4.955% due 02/25/2046 •	1,483	1,370
5.410% due 03/25/2035 •	1,001	957

Home Equity Asset Trust
5.110% due 02/25/2036 ~	1,738	1,698

HSI Asset Securitization Corp. Trust
4.735% due 07/25/2036 •	6,884	3,017
4.975% due 02/25/2036 •	723	714

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	1,478	1,133

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	38	38
4.715% due 06/25/2037 ~	4,500	3,903
4.735% due 07/25/2036 ~	11,994	5,137

MASTR Asset-Backed Securities Trust
4.735% due 10/25/2036 •	1,436	467

MASTR Specialized Loan Trust
5.175% due 01/25/2037 ~	17,843	7,134

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	325	292

Morgan Stanley Mortgage Loan Trust
6.410% due 11/25/2036 þ	1,461	325

New Century Home Equity Loan Trust
5.200% due 02/25/2035 ~	1,107	1,094

NovaStar Mortgage Funding Trust
4.775% due 11/25/2036 •	7,740	2,353
5.140% due 01/25/2036 •	182	181

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.460% due 12/25/2034 •	3,100	2,998

Popular ABS Mortgage Pass-Through Trust
4.745% due 06/25/2047 •	1,870	1,734
5.305% due 02/25/2036 •	4,043	3,821

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	13,249	5,419

Residential Asset Securities Corp. Trust
4.735% due 09/25/2036 •	8,703	7,972
4.915% due 08/25/2036 •	575	508

Securitized Asset-Backed Receivables LLC Trust
4.695% due 12/25/2036 •	1,490	1,383

Soundview Home Loan Trust
4.555% due 11/25/2036 ~	419	115

Structured Asset Investment Loan Trust
5.155% due 04/25/2033 ~	645	676

Wells Fargo Home Equity Asset-Backed Securities Trust
6.835% due 12/25/2034 •	1,207	1,211

		94,258

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	568	151

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	2,042	1,922

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.8%

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •		$7,400	$7,275
5.135% due 11/25/2046 •		11,000	9,369
5.140% due 03/25/2037 •		3,200	3,075

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~		3,780	1,192

Lehman XS Trust
4.755% due 05/25/2036 •		974	841
4.873% due 06/25/2036 þ		2,228	2,163

Securitized Asset-Backed Receivables LLC Trust
4.875% due 10/25/2036 •		17,897	5,943
4.935% due 05/25/2036 •		3,679	1,897

			31,755

OTHER ABS 5.3%

522 Funding CLO Ltd.
5.595% due 10/20/2031 •		1,685	1,686

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		44	44

AGL CLO Ltd.
5.419% due 12/02/2034 •		2,800	2,800

Anchorage Capital CLO Ltd.
5.730% due 04/22/2034 ~		2,900	2,902

Apidos CLO
5.543% due 04/17/2034 •(a)		3,500	3,500

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	1,173	1,269
3.594% due 04/20/2032 •		4,894	5,293

Atlas Senior Loan Fund Ltd.
5.632% due 04/22/2031 •		$1,499	1,498
5.654% due 01/15/2031 ~		105	105

Avoca CLO DAC
3.599% due 01/12/2031 •	EUR	903	976

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •		4,480	4,846

BlueMountain Fuji EUR CLO DAC
3.505% due 01/15/2031 •		6,487	7,016

Cairn CLO DAC
3.565% due 10/15/2031 •		2,617	2,831

Carbone CLO Ltd.
5.695% due 01/20/2031 ~		$1,271	1,272

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	3,757	4,064
3.485% due 01/15/2031 •		6,584	7,085

CBAM Ltd.
5.675% due 04/20/2032 ~		$1,146	1,147

Cedar Funding CLO Ltd.
5.664% due 07/17/2031 ~		1,545	1,545

CIFC Funding Ltd.
5.505% due 04/20/2030 ~		152	153

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	2,473	2,672
3.435% due 10/15/2031 •		6,509	7,039

Dryden Euro CLO DAC
3.306% due 05/15/2032 •		1,594	1,720

Dryden Senior Loan Fund
5.464% due 04/15/2029 •		$1,465	1,465
5.553% due 01/17/2033 •		1,850	1,850

Elevation CLO Ltd.
5.512% due 10/25/2030 •		68	68

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	5,931	6,407

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(a)		$3,000	3,000

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		761	761

Greywolf CLO Ltd.
5.722% due 01/27/2031 •		198	198

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	3,783	4,089

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.425% due 10/15/2031 •	EUR	5,405	$5,841
3.426% due 11/18/2030 •		2,044	2,214

Jubilee CLO DAC
3.435% due 04/15/2031 •		778	841

KKR CLO Ltd.
5.495% due 07/18/2030 •		$771	771
5.514% due 07/15/2030 ~		445	446

LCM Ltd.
5.625% due 01/20/2031 •		616	617
5.634% due 04/15/2031 •		1,325	1,325
5.694% due 10/15/2031 •		1,504	1,504

Madison Park Euro Funding DAC
3.535% due 01/15/2032 •	EUR	4,473	4,842

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		$1,100	1,094
5.361% due 10/19/2034 •		1,600	1,594
5.532% due 07/27/2031 ~		1,361	1,364
5.545% due 04/20/2032 •		1,731	1,731

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	3,257	3,522

Mountain View CLO Ltd.
5.684% due 07/15/2031 ~		$1,418	1,419

OAK Hill European Credit Partners DAC
3.474% due 01/20/2032 •	EUR	1,054	1,140
3.484% (EUR003M + 0.740%) due 10/20/2031 ~		2,211	2,386

Ocean Trails CLO
5.340% due 07/20/2034 •		$4,700	4,679

OCP CLO Ltd.
5.675% due 07/20/2029 •		132	132

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	8,399	9,079

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		$700	699

OZLM Ltd.
5.493% due 10/20/2031 ~		304	305
5.715% due 07/20/2032 •		2,869	2,870

Palmer Square CLO Ltd.
5.380% due 05/21/2034 •		8,400	8,385

Palmer Square European CLO DAC
3.715% due 04/15/2035 •	EUR	1,400	1,513

Palmer Square European Loan Funding DAC
3.339% due 08/15/2033 «•(a)		1,500	1,622
3.505% due 10/15/2031 •		4,048	4,379

Palmer Square Loan Funding Ltd.
5.364% due 10/15/2029 •		$121	121

Rad CLO Ltd.
5.678% due 07/24/2032 •		1,016	1,017
5.722% due 04/23/2034 •		4,000	4,002

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		1,052	1,052

Sound Point CLO Ltd.
5.675% due 01/21/2031 ~		842	842

St Paul’s CLO DAC
3.653% due 10/25/2035 •	EUR	700	756

Symphony CLO Ltd.
5.535% due 04/19/2034 •		$9,500	9,477

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		3,954	3,956

Toro European CLO DAC
3.709% due 01/12/2032 •	EUR	4,845	5,219

Trinitas CLO Ltd.
5.370% due 01/25/2035 •		$2,600	2,600

Venture CLO Ltd.
5.575% due 09/07/2030 ~		1,057	1,058
5.605% due 07/20/2030 •		1,319	1,319
5.624% due 07/15/2031 ~		2,176	2,177
5.685% due 04/20/2032 •		7,562	7,563

Voya CLO Ltd.
5.514% due 04/17/2030 •		514	513
5.544% due 06/07/2030 ~		204	204
5.564% due 10/15/2030 •		1,524	1,525
5.649% due 07/14/2031 ~		861	861
5.774% due 10/15/2030 ~		1,628	1,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya Euro CLO DAC
3.755% due 10/15/2034 •	EUR	2,800	$3,017

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		$426	425
5.624% due 10/15/2034 •		3,897	3,882

			198,830

Total Asset-Backed Securities (Cost $378,162)			353,451

SOVEREIGN ISSUES 10.9%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	161,600	27,419
0.000% due 10/01/2025 (c)		368,500	60,260

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	20,569	15,306

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	25,913	28,096
0.100% due 07/25/2031 (d)		51,907	53,628
0.100% due 07/25/2038 (d)		354	319

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		10,843	11,344
1.400% due 05/26/2025 (d)		98,703	107,000
1.800% due 05/15/2036 (d)		4,074	4,303

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,768,833	26,032
0.100% due 03/10/2029 (d)		10,801,359	74,462

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	8,119	370

Total Sovereign Issues (Cost $440,057)			408,539

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		3,840,000	3,875

Total Preferred Securities (Cost $3,840)			3,875

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.0%

COMMERCIAL PAPER 3.5%

AbbVie, Inc.
4.640% due 04/15/2025		$10,250	10,231
4.640% due 04/17/2025		8,200	8,182

Alimentation Couche-Tard, Inc.
4.630% due 04/15/2025		4,100	4,092
4.640% due 04/09/2025		4,500	4,495

Bacardi-Martini BV
4.700% due 04/24/2025		2,500	2,492
4.730% due 04/17/2025		1,200	1,197

Broadcom, Inc.
4.610% due 05/13/2025		1,000	994

CBRE Services, Inc.
4.720% due 04/17/2025		4,300	4,290
4.720% due 04/23/2025		3,400	3,390
4.730% due 04/09/2025		1,700	1,698

Constellation Brands, Inc.
4.800% due 04/11/2025		900	899

Crown Castle, Inc.
4.910% due 04/29/2025		18,490	18,417

Enbridge U.S., Inc.
4.640% due 04/25/2025		6,500	6,479

Global Payments, Inc.
5.000% due 04/21/2025		4,500	4,487
5.000% due 04/22/2025		3,400	3,390
5.000% due 04/23/2025		2,500	2,492
5.000% due 04/24/2025		2,400	2,392

International Flavors & Fragrances, Inc.
4.950% due 04/16/2025		2,800	2,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jabil, Inc.
4.820% due 04/07/2025	$4,500	$4,495
4.820% due 04/11/2025	4,800	4,792

Jones Lang LaSalle Finance BV
4.750% due 04/17/2025	2,900	2,894
4.750% due 04/22/2025	3,700	3,690

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	7,800	7,786

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	5,200	5,186
4.630% due 04/23/2025	4,600	4,587
4.630% due 04/24/2025	1,100	1,097

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	2,600	2,593

Targa Resources Corp.
4.700% due 04/03/2025	3,200	3,199
4.700% due 04/04/2025	900	900
4.700% due 04/21/2025	5,200	5,185

VW Credit, Inc.
4.580% due 04/04/2025	2,700	2,699

		131,514

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	347,051	347

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 6.8%
		253,675

U.S. TREASURY BILLS 1.7%
4.323% due 04/10/2025 - 06/05/2025 (b)(c)(j)(l)	$63,425	63,051

Total Short-Term Instruments (Cost $449,431)		448,587

Total Investments in Securities (Cost $4,683,122)		4,638,676

	SHARES
INVESTMENTS IN AFFILIATES 8.1%

SHORT-TERM INSTRUMENTS 8.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%

PIMCO Short-Term Floating NAV Portfolio III	31,085,705	302,588

Total Short-Term Instruments (Cost $302,614)		302,588

Total Investments in Affiliates (Cost $302,614)		302,588

Total Investments 131.9% (Cost $4,985,736)		$4,941,264

Financial Derivative Instruments (i)(k) 1.4% (Cost or Premiums, net $(20,435))		53,789

Other Assets and Liabilities, net (33.3)%		(1,249,102)

Net Assets 100.0%		$3,745,951

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	2.730%	03/27/2025	04/03/2025	CAD	40,000	Province of Ontario 3.750% due 12/02/2053	$(29,292)	$27,796	$27,807
BUS	2.720	04/01/2025	04/08/2025		60,000	Province of Manitoba 4.700% due 03/05/2050	(7,131)	41,694	41,694
						Province of Saskatchewan 2.350% due 06/02/2060	(35,868)
JPS	4.500	03/31/2025	04/01/2025		$6,100	U.S. Treasury Notes 0.750% due 03/31/2026	(6,225)	6,100	6,101
MEI	2.730	03/28/2025	04/04/2025	CAD	160,000	Canada Government International Bond 4.000% due 08/01/2026	(113,536)	111,185	111,217
SAL	4.380	03/31/2025	04/01/2025		$66,900	U.S. Treasury Notes 4.125% due 01/31/2027	(68,275)	66,900	66,908

Total Repurchase Agreements							$(260,327)	$253,675	$253,727

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.380%	01/30/2025	04/30/2025	JPY (72,782,491)	$(485,561)
	0.430	03/24/2025	06/16/2025	(16,644,589)	(110,980)

Total Reverse Repurchase Agreements					$(596,541)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$27,807	$0	$0	$27,807	$(28,964)	$(1,157)
BPS	0	(596,541)	0	(596,541)	606,686	10,145
BUS	41,694	0	0	41,694	(42,999)	(1,305)
JPS	6,101	0	0	6,101	(6,225)	(124)
MEI	111,217	0	0	111,217	(113,536)	(2,319)
SAL	66,908	0	0	66,908	(68,275)	(1,367)

Total Borrowings and Other Financing Transactions	$253,727	$(596,541)	$0

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(485,561)	$(110,980)	$0	$(596,541)

Total Borrowings	$0	$(485,561)	$(110,980)	$0	$(596,541)

Payable for reverse repurchase agreements					$(596,541)

(h)	Securities with an aggregate market value of $607,878 and cash of $328 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(548,334) at a weighted average interest rate of 0.337%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Crude Oil December 2025 Futures	$55.000	10/28/2025	105	$105	$205	$120
Put - ICE Crude Oil July 2025 Futures	60.000	05/27/2025	113	113	115	22
Put - ICE Crude Oil June 2025 Futures	67.000	04/25/2025	28	28	35	6

Total Purchased Options					$355	$148

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold June 2025 Futures	$3,200.000	05/27/2025	14	$1	$(48)	$(84)
Call - CME Gold June 2025 Futures	3,250.000	05/27/2025	7	1	(18)	(31)
Call - CME Gold June 2025 Futures	3,300.000	05/27/2025	7	1	(12)	(22)
Call - CME Gold June 2025 Futures	3,400.000	05/27/2025	12	1	(10)	(20)
Call - CME Gold May 2025 Futures	3,000.000	04/24/2025	5	1	(15)	(80)
Call - CME Gold May 2025 Futures	3,050.000	04/24/2025	5	1	(15)	(59)
Call - CME Gold May 2025 Futures	3,100.000	04/24/2025	20	2	(34)	(164)
Call - CME Gold May 2025 Futures	3,150.000	04/24/2025	5	1	(8)	(27)
Call - CME Gold May 2025 Futures	3,300.000	04/24/2025	20	2	(15)	(22)
Call - NYMEX Crude Oil July 2025 Futures	78.000	06/16/2025	10	10	(8)	(11)
Call - NYMEX Crude Oil July 2025 Futures	82.000	06/16/2025	10	10	(6)	(6)
Call - NYMEX Crude Oil June 2025 Futures	72.000	05/15/2025	10	10	(11)	(22)
Call - NYMEX Crude Oil June 2025 Futures	73.000	05/15/2025	10	10	(9)	(18)
Call - NYMEX Crude Oil June 2025 Futures	75.000	05/15/2025	4	4	(5)	(5)
Call - NYMEX Crude Oil June 2025 Futures	76.000	05/15/2025	20	20	(11)	(19)
Call - NYMEX Crude Oil May 2025 Futures	79.500	04/16/2025	10	10	(8)	(1)
Call - NYMEX Crude Oil May 2025 Futures	80.000	04/16/2025	5	5	(5)	(1)
Call - NYMEX Crude Oil May 2025 Futures	81.000	04/16/2025	10	10	(8)	(1)
Call - NYMEX Crude Oil May 2025 Futures	83.000	04/16/2025	20	20	(8)	(1)
Call - NYMEX Crude Oil May 2025 Futures	85.000	04/16/2025	5	5	(2)	0
Put - NYMEX Natural Gas June 2025 Futures	4.000	05/27/2025	17	170	(39)	(36)

					$(295)	$(630)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	105	$105	$(237)	$(374)
Call - ICE Crude Oil July 2025 Futures	76.000	05/27/2025	4	4	(4)	(8)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	124	124	(507)	(181)
Call - ICE Crude Oil July 2025 Futures	79.000	05/27/2025	10	10	(8)	(12)
Call - ICE Crude Oil July 2025 Futures	80.000	05/27/2025	20	20	(13)	(21)
Call - ICE Crude Oil July 2025 Futures	85.000	05/27/2025	20	20	(6)	(10)
Call - ICE Crude Oil June 2025 Futures	76.000	04/25/2025	28	28	(22)	(40)
Call - ICE Crude Oil June 2025 Futures	79.000	04/25/2025	10	10	(11)	(6)
Call - ICE Crude Oil June 2025 Futures	80.000	04/25/2025	5	5	(4)	(3)
Call - ICE Crude Oil June 2025 Futures	81.000	04/25/2025	5	5	(4)	(2)
Call - ICE Crude Oil June 2025 Futures	82.000	04/25/2025	10	10	(9)	(3)
Call - ICE Crude Oil June 2025 Futures	83.000	04/25/2025	8	8	(3)	(2)
Call - ICE Crude Oil June 2025 Futures	85.000	04/25/2025	8	8	(3)	(1)

					$(831)	$(663)

Total Written Options					$(1,126)	$(1,293)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	2,584	$	684,305	$139	$349	$(70)
Aluminum September Futures	09/2025	83		5,284	(232)	0	(232)
Arabica Coffee September Futures	09/2025	60		8,333	(38)	0	(28)
Australia Government 10-Year Bond June Futures	06/2025	997		70,184	112	667	0
Brent Crude December Futures	10/2026	241		16,581	(171)	248	0
Brent Crude January Futures	11/2025	118		8,351	298	172	0
Brent Crude June Futures	04/2026	40		2,783	91	48	0
Brent Crude March Futures	01/2026	14		982	(35)	19	0
Brent Crude November Futures	09/2025	84		6,010	(132)	134	0
Brent Crude October Futures	08/2025	88		6,340	141	149	0
California Carbon Allowance December Futures	12/2025	2,072		63,797	(14,084)	0	(228)
California Carbon Allowance Vintage December Futures	12/2026	1,577		51,663	243	6	(167)
Cocoa July Futures	07/2025	27		2,130	(74)	0	(33)
Cocoa July Futures	07/2025	1		80	0	1	(1)
Cocoa May Futures	05/2025	9		721	216	12	(7)
Cocoa September Futures	09/2025	30		2,339	(244)	0	(32)
Copper July Futures	07/2025	288		68,772	1,256	1,268	(12)
Copper May Futures	05/2025	32		4,027	219	0	(77)
Copper September Futures	09/2025	7		896	78	0	(15)
Corn September Futures	09/2025	324		7,043	(664)	0	(8)
Euro-BOBL June Futures	06/2025	123		15,666	(141)	37	(4)
Euro-BTP June Futures	06/2025	480		60,996	(1,262)	161	(73)
Euro-Buxl 30-Year Bond June Futures	06/2025	84		10,832	(701)	114	0
European Climate Exchange December Futures	12/2025	36		2,646	(434)	10	(32)
Gas Oil December Futures	12/2025	177		11,731	529	257	0
Gas Oil September Futures	09/2025	59		3,956	83	90	0
Gold 100 oz. December Futures	12/2025	20		6,446	284	74	0
Gold 100 oz. June Futures	06/2025	48		15,121	279	156	0
Hard Red Winter Wheat December Futures	12/2025	26		791	(23)	4	0
Hard Red Winter Wheat May Futures	05/2025	446		12,421	(1,255)	117	0
Henry Hub Natural Gas March Futures	02/2027	4		39	1	0	0
Henry Hub Natural Gas April Futures	03/2027	4		34	(4)	0	0
Henry Hub Natural Gas April Futures	03/2030	25		176	(34)	0	(1)
Henry Hub Natural Gas April Futures	03/2031	11		74	(19)	0	(1)
Henry Hub Natural Gas August Futures	07/2027	4		37	(1)	0	0
Henry Hub Natural Gas August Futures	07/2030	25		197	(13)	0	(2)
Henry Hub Natural Gas August Futures	07/2031	11		84	(8)	0	(1)
Henry Hub Natural Gas December Futures	11/2027	4		43	5	0	0
Henry Hub Natural Gas December Futures	11/2030	25		238	29	0	(2)
Henry Hub Natural Gas December Futures	11/2031	11		104	11	0	(1)
Henry Hub Natural Gas February Futures	01/2027	4		46	8	0	0
Henry Hub Natural Gas February Futures	01/2030	25		247	37	0	0
Henry Hub Natural Gas February Futures	01/2031	10		95	11	0	(1)
Henry Hub Natural Gas January Futures	12/2026	4		50	12	0	0
Henry Hub Natural Gas January Futures	12/2029	25		264	54	0	0

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas January Futures	12/2030	11	$	112	$19	$0	$(1)
Henry Hub Natural Gas July Futures	06/2027	4		36	(2)	0	0
Henry Hub Natural Gas July Futures	06/2030	25		194	(16)	0	(2)
Henry Hub Natural Gas July Futures	06/2031	11		83	(9)	0	(1)
Henry Hub Natural Gas June Futures	05/2027	4		35	(3)	0	0
Henry Hub Natural Gas June Futures	05/2030	25		185	(25)	0	(2)
Henry Hub Natural Gas June Futures	05/2031	11		79	(14)	0	(1)
Henry Hub Natural Gas March Futures	02/2030	25		207	(3)	0	0
Henry Hub Natural Gas March Futures	02/2031	11		87	(5)	0	(1)
Henry Hub Natural Gas May Futures	04/2027	4		34	(4)	0	0
Henry Hub Natural Gas May Futures	04/2030	25		177	(33)	0	(2)
Henry Hub Natural Gas May Futures	04/2031	11		75	(18)	0	(1)
Henry Hub Natural Gas November Futures	10/2027	4		38	1	0	0
Henry Hub Natural Gas November Futures	10/2030	25		212	2	0	(2)
Henry Hub Natural Gas November Futures	10/2031	11		92	(1)	0	(1)
Henry Hub Natural Gas October Futures	09/2027	4		37	(1)	0	0
Henry Hub Natural Gas October Futures	09/2030	25		197	(13)	0	(2)
Henry Hub Natural Gas October Futures	09/2031	11		86	(7)	0	(1)
Henry Hub Natural Gas September Futures	08/2027	4		36	(2)	0	0
Henry Hub Natural Gas September Futures	08/2030	25		194	(16)	0	(2)
Henry Hub Natural Gas September Futures	08/2031	11		84	(9)	0	(1)
Iron Ore July Futures	07/2025	1,203		11,923	63	0	(161)
Iron Ore May Futures	05/2025	862		8,705	102	0	(107)
Japan Government 10-Year Bond June Futures	06/2025	17		15,686	54	114	0
Lean Hogs October Futures	10/2025	108		3,508	(88)	0	(18)
Live Cattle June Futures	06/2025	102		8,309	483	0	(49)
Live Cattle October Futures	10/2025	20		1,590	1	0	(7)
Mont Belvieu Ethane (OPIS) February Futures	02/2026	10		137	12	2	0
Mont Belvieu Ethane (OPIS) January Futures	01/2026	10		138	13	2	0
Mont Belvieu Ethane (OPIS) March Futures	03/2026	10		129	4	1	0
Natural Gas April Futures	03/2026	6		165	(29)	3	(1)
Natural Gas April Futures	03/2026	51		2,042	99	15	(1)
Natural Gas August Futures	07/2026	1		27	(3)	1	0
Natural Gas December Futures	11/2025	1		33	(4)	1	(1)
Natural Gas December Futures	11/2025	238		12,359	(164)	176	0
Natural Gas December Futures	11/2026	1		28	(3)	1	0
Natural Gas February Futures	01/2026	34		1,007	(56)	21	(8)
Natural Gas January Futures	12/2025	34		1,123	(54)	20	(10)
Natural Gas July Futures	06/2026	1		27	(3)	1	0
Natural Gas June Futures	05/2025	520		22,136	(207)	374	0
Natural Gas June Futures	05/2026	6		158	(37)	3	(1)
Natural Gas March Futures	02/2026	34		1,081	(94)	26	(8)
Natural Gas March Futures	02/2026	54		2,413	251	34	0
Natural Gas May Futures	04/2025	23		752	(208)	0	(13)
Natural Gas May Futures	04/2026	6		165	(36)	3	(1)
Natural Gas November Futures	10/2025	15		482	4	7	(6)
Natural Gas November Futures	10/2026	1		27	(3)	1	0
Natural Gas October Futures	09/2026	1		27	(3)	1	0
Natural Gas September Futures	08/2025	181		8,152	506	141	0
Natural Gas September Futures	08/2026	1		26	(3)	1	0
New York Harbor December Futures	11/2025	32		3,038	(19)	63	0
New York Harbor June Futures	05/2025	124		11,765	(21)	262	0
New York Harbor September Futures	08/2025	23		2,181	(27)	47	0
Nickel September Futures	09/2025	5		483	(19)	0	(19)
RBOB Gasoline December Futures	11/2025	25		2,037	59	42	0
RBOB Gasoline May Futures	04/2025	63		6,061	143	97	0
RBOB Gasoline September Futures	08/2025	125		11,475	(70)	236	0
Silver July Futures	07/2025	67		11,703	352	0	(65)
Silver May Futures	05/2025	51		8,826	400	0	(52)
Silver September Futures	09/2025	16		2,818	121	0	(15)
Soybean July Futures	07/2025	200		10,283	62	0	(90)
Soybean Meal July Futures	07/2025	613		18,353	(389)	0	(92)
Sugar No. 11 October Futures	09/2025	112		2,362	(76)	0	(11)
U.S. Treasury 5-Year Note June Futures	06/2025	2,272		245,731	2,882	0	(71)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	2,112		241,032	1,442	182	(44)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	724		88,509	(368)	317	0
WTI Crude December Futures	11/2025	209		14,091	207	314	0
WTI Crude December Futures	11/2026	9		584	(18)	9	0
WTI Crude January Futures	12/2025	104		6,970	244	149	0
WTI Crude June Futures	05/2025	10		710	(31)	21	0
WTI Crude May Futures	04/2025	66		4,718	123	106	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Crude November Futures	10/2025	94	$	6,381	$(203)	$149	$0
WTI Crude October Futures	09/2025	61		4,172	(92)	102	0
Zinc July Futures	07/2025	10		714	(29)	0	(29)
Zinc September Futures	09/2025	29		2,073	(70)	0	(69)

					$(10,392)	$7,138	$(1,997)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	2,584	$	(684,375)	$(219)	$175	$(209)
Aluminum July Futures	07/2025	22		(1,395)	59	59	0
Arabica Coffee July Futures	07/2025	19		(2,675)	39	7	0
Australia Government 3-Year Bond June Futures	06/2025	284		(18,900)	(34)	0	(57)
Brent Crude April Futures	02/2026	50		(3,496)	18	0	(64)
Brent Crude August Futures	06/2025	109		(7,984)	(44)	0	(204)
Brent Crude December Futures	10/2025	11		(783)	(34)	0	(17)
Brent Crude December Futures	10/2027	150		(10,242)	38	0	(130)
Brent Crude February Futures	12/2025	44		(3,099)	(28)	0	(62)
Brent Crude July Futures	05/2025	32		(2,367)	(42)	0	(62)
Brent Crude June Futures	04/2025	115		(8,599)	(299)	0	(231)
Brent Crude May Futures	03/2026	59		(4,114)	(74)	0	(74)
Brent Crude September Futures	07/2025	5		(363)	(7)	0	(9)
Cocoa May Futures	05/2025	9		(711)	9	13	0
Copper July Futures	07/2025	615		(78,120)	(5,999)	1,476	0
Corn December Futures	12/2025	12		(265)	(1)	0	0
Corn July Futures	07/2025	840		(19,457)	239	0	(136)
Cotton No. 2 December Futures	12/2025	156		(5,454)	(46)	13	0
Euro-Bund June Futures	06/2025	1,576		(219,543)	3,381	17	(835)
Euro-Oat June Futures	06/2025	1,042		(138,237)	3,096	191	(451)
Euro-Schatz June Futures	06/2025	501		(57,941)	62	14	(43)
Gas Oil June Futures	06/2025	266		(18,002)	(456)	0	(445)
Gas Oil June Futures	06/2026	120		(7,818)	(280)	0	(150)
Hard Red Winter Wheat July Futures	07/2025	168		(4,788)	129	0	(38)
Hard Red Winter Wheat September Futures	09/2025	88		(2,574)	168	0	(15)
Henry Hub Natural Gas April Futures	03/2026	12		(120)	(8)	0	(1)
Henry Hub Natural Gas August Futures	07/2026	12		(128)	(16)	0	(1)
Henry Hub Natural Gas December Futures	11/2026	12		(143)	(31)	0	(1)
Henry Hub Natural Gas February Futures	01/2026	23		(292)	(56)	0	(4)
Henry Hub Natural Gas January Futures	12/2025	24		(327)	(79)	0	(5)
Henry Hub Natural Gas July Futures	06/2026	12		(126)	(14)	0	(1)
Henry Hub Natural Gas June Futures	05/2026	12		(123)	(11)	0	(1)
Henry Hub Natural Gas March Futures	02/2026	24		(268)	(21)	0	(4)
Henry Hub Natural Gas May Futures	04/2026	12		(120)	(8)	0	(1)
Henry Hub Natural Gas November Futures	10/2026	12		(133)	(21)	0	(1)
Henry Hub Natural Gas October Futures	09/2026	12		(128)	(16)	0	(1)
Henry Hub Natural Gas September Futures	08/2026	12		(127)	(15)	0	(1)
Lean Hogs June Futures	06/2025	177		(6,745)	472	35	0
Natural Gas August Futures	07/2025	53		(1,768)	222	27	(7)
Natural Gas January Futures	12/2025	343		(18,680)	(398)	0	(278)
Natural Gas July Futures	06/2025	25		(829)	156	14	(1)
Natural Gas July Futures	06/2025	489		(21,878)	103	0	(357)
Natural Gas June Futures	05/2025	33		(1,051)	183	15	0
Natural Gas October Futures	09/2025	13		(436)	5	3	(3)
Natural Gas September Futures	08/2025	39		(1,265)	203	19	(6)
Palladium June Futures	06/2025	10		(1,001)	(56)	0	(16)
Platinum July Futures	07/2025	26		(1,336)	(42)	0	(41)
RBOB Gasoline June Futures	05/2025	49		(4,693)	(13)	0	(92)
RBOB Gasoline October Futures	09/2025	28		(2,380)	(115)	0	(50)
Rotterdam Coal August Futures	08/2025	6		(635)	(35)	0	(14)
Rotterdam Coal July Futures	07/2025	6		(631)	(30)	0	(15)
Rotterdam Coal September Futures	09/2025	6		(639)	(38)	0	(14)
SNG KEROS vs. SNG GA August Futures	08/2025	11		9	4	0	0
SNG KEROS vs. SNG GA July Futures	07/2025	11		10	5	0	0
SNG KEROS vs. SNG GA June Futures	06/2025	9		9	4	0	0
SNG KEROS vs. SNG GA May Futures	05/2025	23		26	6	2	0
SNG KEROS vs. SNG GA September Futures	09/2025	11		8	3	0	0
Soybean Meal December Futures	12/2025	108		(3,324)	113	23	0
Soybean November Futures	11/2025	55		(2,803)	(20)	28	0

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Soybean Oil December Futures	12/2025	106	$	(2,898)	$(165)	$13	$0
Soybean Oil July Futures	07/2025	66		(1,797)	(88)	11	0
U.S. Treasury 2-Year Note June Futures	06/2025	3,830		(793,468)	(3,874)	30	0
U.S. Treasury 10-Year Note June Futures	06/2025	2,009		(223,438)	(1,078)	0	(31)
U.S. Treasury Long-Term Bond June Futures	06/2025	2,556		(299,771)	(4,315)	0	(479)
Wheat December Futures	12/2025	26		(766)	34	0	(7)
Wheat July Futures	07/2025	116		(3,193)	111	0	(45)
Wheat May Futures	05/2025	154		(4,135)	421	0	(67)
Wheat September Futures	09/2025	42		(1,189)	65	0	(15)
WTI Crude April Futures	03/2026	58		(3,837)	22	0	(71)
WTI Crude August Futures	07/2025	58		(4,040)	(27)	0	(108)
WTI Crude February Futures	01/2026	23		(1,534)	36	0	(31)
WTI Crude July Futures	06/2025	44		(3,094)	60	0	(87)
WTI Crude June Futures	05/2025	32		(2,270)	(40)	0	(66)
WTI Crude June Futures	05/2026	73		(4,804)	(150)	0	(84)
WTI Crude March Futures	02/2026	47		(3,121)	105	0	(61)
WTI Crude May Futures	04/2026	52		(3,430)	(36)	0	(62)
WTI Crude September Futures	08/2025	16		(1,104)	(43)	0	(28)

					$(8,851)	$2,185	$(5,390)

Total Futures Contracts					$(19,243)	$9,323	$(7,387)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	185,000	$(1,235)	$(177)	$(1,412)	$184	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		17,700	(117)	(204)	(321)	164	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	308	263	0	(23)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	87	76	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,360,000	(108)	894	786	0	(140)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	92	1,147	1,239	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$56,320	372	(402)	(30)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		201,300	(2,657)	(7,734)	(10,391)	70	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		22,580	(285)	(852)	(1,137)	8	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		203,800	(3,824)	(1,316)	(5,140)	0	(389)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		132,880	(1,164)	(5,596)	(6,760)	357	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		20,200	898	(168)	730	0	(58)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		14,000	0	(110)	(110)	0	(43)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		12,700	0	(125)	(125)	0	(39)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		5,000	0	(50)	(50)	0	(15)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		12,700	0	(128)	(128)	0	(39)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		12,700	0	(131)	(131)	0	(39)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		12,400	0	(139)	(139)	0	(38)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		10,600	0	(129)	(129)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		26,200	1,645	6,466	8,111	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		20,100	1,248	5,146	6,394	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		88,500	1,835	12,916	14,751	0	(595)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,500	786	1,134	1,920	0	(215)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	11,500	(56)	(407)	(463)	7	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(787)	(905)	13	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(487)	(599)	11	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(643)	(735)	20	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(280)	(322)	9	0
Receive(2)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		35,400	0	35	35	0	(30)
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		74,700	0	62	62	0	(63)
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		537,060	(17,440)	(4,076)	(21,516)	2,272	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	4,033	4,565	0	(42)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,735	4,741	0	(44)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	8,174	9,264	0	(87)
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		165,980	6,823	6,705	13,528	0	(1,308)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		21,840	(164)	(4,196)	(4,360)	0	(47)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		2,800	2	19	21	6	0
Receive	CPTFEMU	2.034	Maturity	06/15/2032		45,400	0	(352)	(352)	62	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		67,600	(28)	(223)	(251)	124	0
Receive	CPTFEMU	2.736	Maturity	09/15/2034		8,000	(8)	(9)	(17)	15	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	0	0	0	0
Pay	CPTFEMU	2.590	Maturity	11/15/2048		2,020	7	(322)	(315)	0	(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPTFEMU	2.550%	Maturity	03/15/2052		EUR 4,100	$2	$114	$116	$0	$(10)
Pay	CPTFEMU	3.130	Maturity	03/15/2052		4,730	(123)	273	150	0	(11)
Pay	CPTFEMU	2.570	Maturity	04/15/2052		3,000	4	81	85	0	(9)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(28)	(28)	0	(12)
Pay	CPTFEMU	2.480	Maturity	12/15/2052		9,000	0	855	855	0	(14)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		5,100	34	690	724	0	(7)
Pay	CPTFEMU	2.682	Maturity	04/15/2053		11,200	9	1,505	1,514	0	(17)
Pay	CPTFEMU	2.700	Maturity	09/15/2053		10,700	29	1,741	1,770	0	(7)
Pay	CPTFEMU	1.950	Maturity	10/15/2053		5,500	50	810	860	0	(8)
Pay	CPTFEMU	2.580	Maturity	10/15/2053		3,400	0	469	469	0	(6)
Pay	CPURNSA	1.980	Maturity	09/19/2025		$36,100	0	(438)	(438)	0	(11)
Pay	CPURNSA	2.033	Maturity	09/23/2025		27,200	0	(319)	(319)	0	(9)
Pay	CPURNSA	2.341	Maturity	11/07/2025		85,600	0	(867)	(867)	0	(23)
Pay	CPURNSA	2.703	Maturity	01/14/2026		29,000	0	(213)	(213)	0	(30)
Pay	CPURNSA	2.820	Maturity	02/05/2026		17,700	0	(112)	(112)	0	(20)
Pay	CPURNSA	2.842	Maturity	02/13/2026		18,600	0	(114)	(114)	0	(21)
Pay	CPURNSA	3.043	Maturity	02/21/2026		19,000	0	(78)	(78)	0	(20)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	990	990	11	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	2,481	2,481	40	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	963	963	16	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	986	988	17	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	1,070	1,070	19	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	16,176	16,176	121	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,883	3,883	29	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	6,898	6,898	55	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,918)	(3,848)	0	(43)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(1,180)	(1,180)	0	(17)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,764)	(1,764)	0	(25)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,793)	(1,793)	0	(25)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(2,003)	(2,003)	0	(18)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(5,164)	(5,164)	0	(43)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(14,659)	(14,638)	0	(110)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	4,350	4,350	42	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	5,600	16	(328)	(312)	0	(12)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,800	89	88	177	71	0
Pay	UKRPI	3.466	Maturity	09/15/2034		6,600	0	46	46	27	0

Total Swap Agreements							$(11,967)	$34,309	$22,342	$3,773	$(4,242)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$148	$9,474	$3,773	$13,395	$(1,293)	$(7,541)	$(4,242)	$(13,076)

(j)	Securities with an aggregate market value of $70,386 and cash of $8,945 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	Future styled option variation margin liability of $(204) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $151 and liability of $(154) for closed futures is outstanding at period end.

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	380,170		$2,544	$10	$0
	04/2025		$25,556	AUD	40,399	0	(313)
	04/2025		4,434	JPY	668,870	26	0
	04/2025		1,056	SGD	1,411	0	(5)
	05/2025	AUD	40,399		$25,562	313	0
	05/2025	CNH	8,923		1,218	0	(13)
	05/2025	JPY	666,625		4,434	0	(26)
	05/2025	SGD	1,409		1,056	5	0
	05/2025		$4,678	CNH	33,874	2	(5)
	06/2025	CNH	60,558		$8,294	0	(84)
	06/2025		$2,973	CNH	21,452	0	(5)
	07/2025	CNH	16,858		$2,340	4	(1)
	08/2025		16,860		2,338	0	(4)

BOA	04/2025	CAD	7,654		5,306	0	(13)
	04/2025	GBP	137		174	0	(3)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	902,278		615	3	0
	04/2025	NOK	162		15	0	(1)
	04/2025		$394	IDR	6,513,832	0	(2)
	05/2025	CNH	8,725		$1,192	0	(12)
	05/2025	IDR	8,336,297		500	1	0
	05/2025		$524	INR	44,989	2	0
	06/2025	CNH	24,778		$3,413	1	(16)
	06/2025		$1,456	CNH	10,522	0	(1)
	06/2025		813	KRW	1,185,486	0	(6)
	08/2025	CNH	11,617		$1,624	10	0
	08/2025	TWD	787		24	0	0

BPS	04/2025	BRL	128,100		22,316	0	(132)
	04/2025	CAD	64,005		44,518	27	0
	04/2025	EUR	293,049		307,285	0	(9,589)
	04/2025	GBP	75		97	0	0
	04/2025	IDR	95,403,304		5,755	27	0
	04/2025	JPY	3,739,514		25,083	151	0
	04/2025	SGD	155		116	1	0
	04/2025	TWD	1,066,298		32,437	327	0
	04/2025		$1,947	AUD	3,076	0	(25)
	04/2025		22,363	BRL	128,100	92	(7)
	04/2025		10,561	IDR	173,177,284	0	(166)
	04/2025		5,046	INR	438,225	75	0
	04/2025		1,588	JPY	238,712	3	0
	04/2025		4,449	KRW	6,459,566	0	(62)
	04/2025		85	NOK	895	0	0
	04/2025		675	SGD	904	0	(2)
	04/2025		10,044	TWD	328,957	0	(138)
	04/2025	ZAR	35,478		$1,940	7	0
	05/2025	CNH	31,679		4,360	1	(13)
	05/2025	IDR	25,355,399		1,524	5	0
	05/2025	JPY	237,912		1,588	0	(3)
	05/2025	NOK	895		85	0	0
	05/2025	SGD	902		675	2	0
	05/2025		$4,343	BRL	24,940	1	0
	05/2025		4,437	IDR	73,648,690	0	(23)
	05/2025		4,713	INR	404,263	6	0
	06/2025	CNH	92,390		$12,715	0	(68)
	06/2025	KRW	829,410		582	17	0
	06/2025	PLN	768		199	1	0
	06/2025		$9,536	PLN	36,822	29	(85)
	07/2025	TWD	157,071		$4,834	76	0
	08/2025		130,918		4,017	40	0
	10/2025	BRL	133,800		22,334	9	(120)

BRC	04/2025	INR	13,393		153	0	(4)
	04/2025	NOK	1,497		134	0	(8)
	04/2025		$1,607	CAD	2,303	0	(7)
	04/2025		2,909	EUR	2,677	0	(14)
	04/2025		1,141	IDR	18,674,779	0	(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$399	ILS	1,463	$0	$(5)
	04/2025		156	INR	13,377	0	0
	04/2025		17,382	TRY	689,323	335	0
	05/2025	INR	13,415		$156	0	0
	05/2025	NOK	767		73	0	0
	06/2025		$87	PLN	335	0	0

BSH	04/2025	AUD	42,690		$27,047	372	0
	04/2025	BRL	70,900		12,558	134	0
	04/2025		$12,347	BRL	70,900	77	0
	04/2025		41,103	JPY	6,172,870	52	0
	05/2025	JPY	6,152,080		$41,103	0	(52)
	06/2025		$2,121	PLN	8,165	0	(19)

CBK	04/2025	BRL	184,017		$32,087	0	(161)
	04/2025	CAD	204,287		142,896	918	0
	04/2025	CHF	703		800	5	0
	04/2025	DKK	10,453		1,471	0	(44)
	04/2025	IDR	99,907,696		6,023	23	0
	04/2025	ILS	11,591		3,180	62	0
	04/2025	INR	122,023		1,422	0	(6)
	04/2025	TWD	318,496		9,721	129	0
	04/2025		$1,008	AUD	1,592	0	(13)
	04/2025		32,053	BRL	184,017	194	0
	04/2025		54,391	CAD	77,566	9	(497)
	04/2025		7,039	IDR	115,440,256	0	(108)
	04/2025		1,966	INR	168,900	6	0
	04/2025		264	KRW	386,181	0	(2)
	04/2025		21,434	TWD	702,533	0	(278)
	05/2025	CAD	67,779		$47,653	481	0
	05/2025	IDR	30,053,125		1,809	8	0
	05/2025	THB	1		0	0	0
	05/2025		$2,936	CAD	4,176	0	(30)
	05/2025		4,422	IDR	73,465,646	0	(19)
	06/2025	CNH	14,591		$2,013	0	(5)
	06/2025	KRW	25,103,511		17,509	413	0
	06/2025		$1,324	CNH	9,558	0	(2)
	07/2025	TWD	271,849		$8,356	121	0
	07/2025		$32,087	BRL	187,623	158	0
	08/2025	TWD	303,847		$9,325	95	0

CIB	04/2025	CAD	33		23	0	0

DUB	04/2025		68		47	0	0
	04/2025	CHF	13		14	0	0
	04/2025	ILS	14,260		3,911	74	0
	04/2025	JPY	16,920,389		113,057	247	0
	04/2025	NZD	524		299	2	0
	04/2025	SGD	243		181	1	0
	04/2025		$1,619	DKK	11,218	7	0
	04/2025		4,143	IDR	68,787,546	0	(16)
	04/2025		800	INR	68,771	3	0
	04/2025		476,258	JPY	72,791,589	10,577	0
	04/2025		502	NZD	874	0	(6)
	04/2025		539	SGD	722	0	(2)
	05/2025	DKK	11,198		$1,619	0	(7)
	05/2025	IDR	3,659,391		220	1	0
	05/2025	NZD	874		503	6	0
	05/2025	SGD	721		539	2	0
	06/2025	KRW	19,103,694		13,320	311	0
	06/2025		$112,118	JPY	16,644,589	0	(214)

FAR	04/2025	AUD	1,336		$842	7	0
	04/2025	BRL	165,899		28,888	0	(184)
	04/2025	CAD	7,814		5,443	12	0
	04/2025	CHF	24,113		27,051	0	(204)
	04/2025	DKK	16,604		2,340	0	(66)
	04/2025	ILS	12,455		3,431	80	0
	04/2025	JPY	2,900,798		19,440	101	0
	04/2025		$28,910	BRL	165,899	162	0
	04/2025		1,845	EUR	1,757	54	0
	04/2025		29,335	JPY	4,416,326	110	0
	04/2025		262	TWD	8,580	0	(3)

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$46	ZAR	851	$0	$0
	05/2025	CAD	470		$327	0	0
	05/2025	JPY	4,401,448		29,335	0	(109)
	05/2025		$1,193	CNH	8,608	0	(5)
	06/2025		6,098	BRL	35,476	40	0
	06/2025		2,155	PLN	8,340	0	(8)
	07/2025	CNH	8,575		$1,193	5	0

GLM	04/2025	BRL	208,500		37,419	882	0
	04/2025	IDR	49,841,120		3,002	11	0
	04/2025	KRW	1,373,654		936	4	0
	04/2025	TWD	5,212		158	1	0
	04/2025		$35,688	BRL	208,500	849	0
	04/2025		4,037	IDR	66,552,063	0	(45)
	04/2025		360	KRW	526,174	0	(2)
	04/2025	ZAR	19,284		$1,057	6	0
	05/2025	CNH	8,484		1,158	0	(12)
	05/2025	IDR	14,440,713		866	1	0
	05/2025		$3,002	IDR	49,886,143	0	(12)
	06/2025	CNH	20,104		$2,754	0	(28)
	06/2025		$3,755	CNH	27,157	10	(7)
	06/2025		936	KRW	1,368,664	0	(4)
	06/2025		762	PLN	2,943	0	(4)
	07/2025	BRL	161,600		$26,999	0	(774)
	07/2025	TWD	26,891		827	12	0
	07/2025		$86	TWD	2,791	0	(1)
	08/2025		158		5,171	0	0
	10/2025	BRL	212,400		$34,867	0	(764)

IND	04/2025		$24	CHF	21	0	0
	04/2025		3,133	DKK	21,670	8	0
	05/2025	CHF	21		$24	0	0
	05/2025	DKK	21,629		3,133	0	(8)

JPM	04/2025	BRL	19,439		3,404	12	(14)
	04/2025	IDR	8,553,846		517	4	0
	04/2025	ILS	14,176		3,892	78	0
	04/2025	JPY	3,202,137		21,478	129	0
	04/2025	SGD	202		151	1	0
	04/2025	TWD	41,971		1,280	16	0
	04/2025		$3,385	BRL	19,439	21	0
	04/2025		10,084	CAD	14,478	6	(29)
	04/2025		314,251	EUR	291,385	824	0
	04/2025		725	IDR	11,909,495	0	(10)
	04/2025		1,502	INR	129,876	15	0
	04/2025		9,318	JPY	1,406,236	57	0
	04/2025		264	KRW	386,011	0	(2)
	04/2025		6,893	TWD	225,857	0	(91)
	05/2025	CAD	502		$350	0	0
	05/2025	CNH	9,068		1,241	0	(10)
	05/2025	EUR	289,982		313,283	0	(782)
	05/2025	IDR	9,618,208		579	3	0
	05/2025	JPY	1,401,521		9,318	0	(57)
	05/2025		$4,384	CNH	31,777	6	(4)
	06/2025	CNH	41,336		$5,663	0	(55)
	06/2025		$561	MXN	11,347	0	(13)
	06/2025		10,258	PLN	39,633	8	(63)
	07/2025	CNH	16,247		$2,251	1	(2)
	07/2025	TWD	158,986		4,889	73	0
	07/2025		$2,604	BRL	15,233	14	0
	08/2025	CNH	15,384		$2,133	1	(5)
	08/2025	TWD	157,990		4,848	49	0

MBC	04/2025	AUD	1,041		657	6	0
	04/2025	CAD	1,527		1,061	0	0
	04/2025	CHF	1,243		1,404	0	(1)
	04/2025	EUR	3,717		3,886	0	(133)
	04/2025	SGD	1,717		1,285	7	0
	04/2025	TWD	65,389		2,021	52	0
	04/2025		$3,780	CAD	5,422	0	(12)
	04/2025		29,489	CHF	26,050	0	(44)
	04/2025		87	DKK	598	0	0
	04/2025		1,034	EUR	947	0	(10)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,413	GBP	1,093	$0	$(1)
	04/2025		1,647	INR	142,902	23	0
	04/2025		111,450	JPY	16,644,589	0	(478)
	04/2025		4,546	TWD	149,332	0	(49)
	04/2025	ZAR	43,777		$2,395	10	0
	05/2025	CAD	22		15	0	0
	05/2025	CHF	25,957		29,489	44	0
	05/2025	CNH	15,212		2,097	1	(3)
	05/2025	DKK	596		87	0	0
	05/2025	IDR	5,793,521		349	1	0
	05/2025	JPY	78,897		530	3	0
	05/2025	THB	1,808		54	0	0
	05/2025		$2,162	CNH	15,672	3	(2)
	06/2025	KRW	2,504,976		$1,741	35	0
	06/2025		$5,521	PLN	21,311	0	(35)
	07/2025	CNH	7,789		$1,081	1	0
	07/2025	TWD	76,693		2,353	30	0
	08/2025	CNH	22,287		3,099	7	(4)
	08/2025	TWD	71,739		2,193	14	0

MYI	04/2025	BRL	18,200		3,170	0	(20)
	04/2025	CAD	67,832		47,652	513	0
	04/2025	DKK	6,429		898	0	(34)
	04/2025	SGD	720		538	2	0
	04/2025		$3,124	BRL	18,200	65	0
	04/2025		7,970	GBP	6,290	155	0
	04/2025		1,037	TWD	33,906	0	(16)
	04/2025		21,058	ZAR	384,957	0	(85)
	05/2025	IDR	5,271,973		$317	1	0
	06/2025	CNH	8,679		1,197	0	(4)
	06/2025		$343	PLN	1,361	7	0
	10/2025	BRL	22,300		$3,662	0	(79)

NGF	06/2025	KRW	12,618,627		8,856	264	0

RBC	04/2025	CAD	6,031		4,177	1	(15)

RYL	06/2025	CNH	48		7	0	0

SCX	04/2025	NZD	350		200	1	0
	04/2025	TWD	34,633		1,067	24	0
	04/2025		$1,422	IDR	23,267,464	0	(27)
	04/2025		2,445	JPY	368,468	12	0
	04/2025		264	KRW	385,600	0	(2)
	04/2025		1,315	TWD	43,268	0	(12)
	05/2025	CNH	13,208		$1,832	9	0
	05/2025	IDR	2,262,199		136	1	0
	05/2025	JPY	367,232		2,445	0	(12)
	06/2025	CNH	2,925		403	0	(2)
	08/2025	TWD	42,910		1,315	12	0

SSB	04/2025	GBP	6,078		7,860	9	0
	04/2025		$652	CAD	936	0	(1)
	05/2025		7,859	GBP	6,078	0	(9)

UAG	04/2025	CAD	1,588		$1,100	0	(3)
	04/2025	IDR	12,847,938		774	3	0
	04/2025	JPY	2,852,121		19,170	154	0
	04/2025		$823	IDR	13,622,477	0	(5)
	04/2025		935	TRY	37,711	35	0
	05/2025		774	IDR	12,866,006	0	(3)
	06/2025		479	PLN	1,850	0	(3)

Total Forward Foreign Currency Contracts						$21,277	$(16,964)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(935)

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(118)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(117)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	13,800	(318)	(321)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	13,800	(318)	(235)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	63,900	(772)	(1,080)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(32)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(367)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(126)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(311)	(292)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(344)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(878)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(755)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	25,000	(555)	(478)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	25,000	(555)	(510)

							$(6,759)	$(5,653)

Total Written Options							$(8,187)	$(6,588)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EUROBOBCO	$15.900	Maturity	06/30/2025	9,000	$2	$16	$18	$0
	Receive	EUROBOBCO	11.350	Maturity	09/30/2025	3,000	0	6	6	0
	Pay	EUROBOBCO	13.410	Maturity	09/30/2025	3,000	0	0	0	0
	Receive	EUROBOBCO	5.050	Maturity	12/31/2025	6,000	0	11	11	0
	Receive	EUROBOBCO	7.800	Maturity	12/31/2025	18,000	0	66	66	0
	Pay	EUROBOBCO	6.550	Maturity	12/31/2025	3,000	0	(1)	0	(1)

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	9,000	0	34	34	0

							$2	$132	$135	$(1)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	BCOMTR2 Index(5)	1,351,922	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	$262,477	$0	$2,463	$2,463	$0
BPS	Receive	BCOMF1TC Index	159,133	0.120%	Monthly	03/16/2026	20,255	0	(25)	0	(25)

	Receive	BCOMF1TC Index(6)	4,451,517	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	493,507	0	4,070	4,070	0
	Receive	BCOMTR Index	796,738	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	204,723	488	1,514	2,002	0
	Receive	BCOMTR1 Index(7)	581,388	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	56,763	0	534	534	0

CBK	Receive	CIXBSTR3 Index(8)	529,485	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	149,484	0	1,418	1,418	0

CIB	Receive	PIMCODB Index(9)	648,093	0.000%	Monthly	06/15/2026	133,038	0	2,032	2,032	0

GST	Pay	BCOMTR Index	1,423,365	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	365,735	0	(3,443)	0	(3,443)
	Pay	SPGCINP Index	47,036	-0.070%	Monthly	01/15/2026	10,210	0	351	351	0
	Receive	BCOMF1NTC Index	12,344	4.405% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	4,344	0	(25)	0	(25)
	Receive	BCOMF1TC Index(10)	307,379	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	126,258	0	1,041	1,041	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	BCOMTR1 Index(11)	374,091	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	$107,230	$0	$1,009	$1,009	$0
	Receive	BCOMTR2 Index(12)	302,690	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	79,395	0	713	713	0
	Receive	BCOMF1TC Index(13)	705,858	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	289,936	0	2,391	2,391	0
	Receive	BCOMTR Index	1,709,269	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	439,199	0	4,135	4,135	0
	Receive	BCOMTR1 Index(14)	708,060	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	202,958	0	1,910	1,910	0
	Receive	BCOMTR2 Index(15)	572,918	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	150,275	0	1,422	1,422	0
	Receive	CMDSKEWLS Index(16)	124,170	0.250%	Monthly	08/16/2032	43,571	0	3,061	3,061	0

JPM	Receive	BCOMTR Index	533,723	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	137,141	0	1,291	1,291	0
	Receive	JMABNIC5 Index(17)	582,573	0.000%	Monthly	08/15/2025	105,176	0	1,394	1,394	0
	Pay	BCOMTR Index	238,818	4.125% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	61,365	0	(583)	0	(583)
	Receive	JMABNIC5 Index	5,678	0.000%	Monthly	07/15/2026	1,023	0	14	14	0

MAC	Receive	PIMCODB Index(18)	422,144	0.000%	Monthly	08/17/2026	83,361	0	1,189	1,189	0

MEI	Receive	BCOMTR Index	649,678	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	166,936	0	1,572	1,572	0
	Receive	BCOMTR1 Index(19)	981,021	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	206,833	0	1,948	1,948	0

MYC	Receive	BCOMTR1 Index(20)	305,679	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	228,087	0	2,145	2,145	0

RBC	Receive	RBCAEC0T Index(21)	838,405	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	73,167	0	727	727	0
	Receive	RBCAECR1 Index(22)	303,641	4.315% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	37,602	0	313	313	0
	Receive	RBCAECT0 Index	3,202,387	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	273,961	0	2,722	2,722	0

SOG	Receive	BCOMTR Index	2,525	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	649	0	6	6	0

UAG	Receive	BCOMTR Index	36,914	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	9,485	0	89	89	0

								$488	$37,398	$41,962	$(4,076)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.450%	Maturity	05/12/2025	$625,000	$0	$4,448	$4,448	$0

GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.460%	Maturity	04/09/2025	48,100	0	223	223	0

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.470% (FEDL01 plus a specified spread)	Maturity	04/23/2025	450,000	0	8,400	8,400	0

								$0	$13,071	$13,071	$0

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	Natural Gas Index(3)	29.594%	Maturity	05/27/2025	$2,035	$0	$56	$56	$0
JPM	Pay	GOLDLNPM Index(3)	4.080	Maturity	10/16/2025	93,889	0	1,671	1,671	0
	Pay	GOLDLNPM Index(3)	4.203	Maturity	10/22/2025	16,933	0	318	318	0
	Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	2,531	2,531	0
MEI	Pay	Natural Gas Index(3)	30.250	Maturity	05/27/2025	2,027	0	78	78	0

							$0	$4,654	$4,654	$0

Total Swap Agreements							$490	$55,255	$59,822	$(4,077)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$360	$0	$0	$360	$(456)	$0	$0	$(456)	$(96)	$0	$(96)
BOA	19	0	2,463	2,482	(54)	0	0	(54)	2,428	(853)	1,575
BPS	897	0	11,155	12,052	(10,433)	0	(26)	(10,459)	1,593	4,388	5,981
BRC	335	0	0	335	(59)	(791)	0	(850)	(515)	1	(514)
BSH	635	0	0	635	(71)	0	0	(71)	564	(230)	334
CBK	2,622	0	1,418	4,040	(1,165)	(1,112)	0	(2,277)	1,763	(1,210)	553
CIB	0	0	2,032	2,032	0	0	0	0	2,032	(1,210)	822
DUB	11,231	0	0	11,231	(245)	0	0	(245)	10,986	(9,989)	997
FAR	571	0	0	571	(579)	0	0	(579)	(8)	197	189
GLM	1,776	0	223	1,999	(1,653)	(3,697)	0	(5,350)	(3,351)	(962)	(4,313)
GST	0	0	16,089	16,089	0	0	(3,468)	(3,468)	12,621	(5,950)	6,671
IND	8	0	0	8	(8)	0	0	(8)	0	0	0
JPM	1,318	0	7,253	8,571	(1,137)	0	(583)	(1,720)	6,851	(6,124)	727
MAC	0	0	1,189	1,189	0	0	0	0	1,189	(710)	479
MBC	237	0	0	237	(772)	0	0	(772)	(535)	695	160
MEI	0	0	3,598	3,598	0	0	0	0	3,598	(1,410)	2,188
MYC	0	0	2,145	2,145	0	(988)	0	(988)	1,157	(833)	324
MYI	743	0	0	743	(238)	0	0	(238)	505	(112)	393
NGF	264	0	0	264	0	0	0	0	264	0	264
RBC	1	0	3,762	3,763	(15)	0	0	(15)	3,748	(1,160)	2,588
SCX	59	0	0	59	(55)	0	0	(55)	4	(140)	(136)
SOG	0	0	8,406	8,406	0	0	0	0	8,406	(7,610)	796
SSB	9	0	0	9	(10)	0	0	(10)	(1)	0	(1)
UAG	192	0	89	281	(14)	0	0	(14)	267	(310)	(43)

Total Over the Counter	$21,277	$0	$59,822	$81,099	$(16,964)	$(6,588)	$(4,077)	$(27,629)

(l)

Securities with an aggregate market value of $7,255 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$10,159
Arabica Coffee May 2025 Futures	3.3	8,667
Brent Crude July 2025 Futures	7.1	18,763
Copper May 2025 Futures	6.0	15,688
Corn May 2025 Futures	5.2	13,659
Cotton No. 02 May 2025 Futures	1.4	3,814
Gas Oil May 2025 Futures	2.6	6,789

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Gold 100 oz. June 2025 Futures	15.7%	$41,090
Hard Red Winter Wheat May 2025 Futures	1.7	4,492
Lead May 2025 Futures	0.9	2,305
Lean Hogs June 2025 Futures	1.9	5,075
Live Cattle June 2025 Futures	3.5	9,099
New York Harbor ULSD May 2025 Futures	2.0	5,203
Nickel May 2025 Futures	2.3	6,016
NYMEX — Natural Gas May 2025 Futures	9.8	25,689
RBOB Gasoline May 2025 Futures	2.2	5,887
Silver May 2025 Futures	4.7	12,324
Soybean Meal May 2025 Futures	3.1	8,280
Soybean Oil May 2025 Futures	3.4	8,907
Soybeans May 2025 Futures	5.6	14,768
Sugar No. 11 May 2025 Futures	2.7	7,066
Wheat May 2025 Futures	2.6	6,803
WTI Crude May 2025 Futures	6.3	16,465
Zinc May 2025 Futures	2.1	5,469

Total Long Futures Contracts		$262,477

Total Notional Amount		$262,477

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	3.8%	$18,941
Arabica Coffee July 2025 Futures	3.2	15,933
Brent Crude July 2025 Futures	7.1	34,891
Copper July 2025 Futures	6.0	29,446
Corn July 2025 Futures	5.2	25,734
Cotton No. 02 July 2025 Futures	1.5	7,215
Gas Oil July 2025 Futures	2.5	12,453
Gold 100 oz. June 2025 Futures	15.5	76,409
Hard Red Winter Wheat July 2025 Futures	1.7	8,547
Lead July 2025 Futures	0.9	4,313
Lean Hogs June 2025 Futures	1.9	9,438
Live Cattle June 2025 Futures	3.4	16,920
New York Harbor ULSD July 2025 Futures	1.9	9,571
Nickel July 2025 Futures	2.3	11,282
NYMEX — Natural Gas July 2025 Futures	10.5	51,888
RBOB Gasoline July 2025 Futures	2.2	10,797
Silver July 2025 Futures	4.7	23,131
Soybean Meal July 2025 Futures	3.2	15,749
Soybean Oil July 2025 Futures	3.4	16,747
Soybeans July 2025 Futures	5.7	27,828
Sugar No. 11 July 2025 Futures	2.6	12,994
Wheat July 2025 Futures	2.6	12,968
WTI Crude July 2025 Futures	6.1	30,120
Zinc July 2025 Futures	2.1	10,192

Total Long Futures Contracts		$493,507

Total Notional Amount		$493,507

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(7)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$2,197
Arabica Coffee May 2025 Futures	3.3	1,874
Brent Crude July 2025 Futures	7.1	4,058
Copper May 2025 Futures	6.0	3,393
Corn May 2025 Futures	5.2	2,954
Cotton No. 02 May 2025 Futures	1.4	825
Gas Oil May 2025 Futures	2.6	1,468
Gold 100 oz. June 2025 Futures	15.7	8,886
Hard Red Winter Wheat May 2025 Futures	1.7	971
Lead May 2025 Futures	0.9	498
Lean Hogs June 2025 Futures	1.9	1,098
Live Cattle June 2025 Futures	3.5	1,968
New York Harbor ULSD May 2025 Futures	2.0	1,125

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Nickel May 2025 Futures	2.3%	$1,301
NYMEX — Natural Gas May 2025 Futures	9.8	5,556
RBOB Gasoline May 2025 Futures	2.2	1,273
Silver May 2025 Futures	4.7	2,665
Soybean Meal May 2025 Futures	3.1	1,790
Soybean Oil May 2025 Futures	3.4	1,926
Soybeans May 2025 Futures	5.6	3,194
Sugar No. 11 May 2025 Futures	2.7	1,528
Wheat May 2025 Futures	2.6	1,471
WTI Crude May 2025 Futures	6.3	3,561
Zinc May 2025 Futures	2.1	1,183

Total Long Futures Contracts		$56,763

Total Notional Amount		$56,763

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$5,786
Arabica Coffee May 2025 Futures	3.3	4,936
Brent Crude July 2025 Futures	7.1	10,686
Copper May 2025 Futures	6.0	8,935
Corn May 2025 Futures	5.2	7,779
Cotton No. 02 May 2025 Futures	1.5	2,172
Gas Oil May 2025 Futures	2.6	3,867
Gold 100 oz. June 2025 Futures	15.6	23,401
Hard Red Winter Wheat May 2025 Futures	1.7	2,558
Lead May 2025 Futures	0.9	1,313
Lean Hogs June 2025 Futures	1.9	2,890
Live Cattle June 2025 Futures	3.5	5,182
New York Harbor ULSD May 2025 Futures	2.0	2,963
Nickel May 2025 Futures	2.3	3,426
NYMEX — Natural Gas May 2025 Futures	9.8	14,631
RBOB Gasoline May 2025 Futures	2.2	3,353
Silver May 2025 Futures	4.7	7,019
Soybean Meal May 2025 Futures	3.1	4,715
Soybean Oil May 2025 Futures	3.4	5,072
Soybeans May 2025 Futures	5.6	8,411
Sugar No. 11 May 2025 Futures	2.7	4,024
Wheat May 2025 Futures	2.6	3,874
WTI Crude May 2025 Futures	6.3	9,377
Zinc May 2025 Futures	2.1	3,114

Total Long Futures Contracts		$149,484

Total Notional Amount		$149,484

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.1%	$6,798
Arabica Coffee September 2025 Futures	4.7	6,266
Brent Crude September 2025 Futures	8.8	11,694
Cocoa September 2025 Futures	1.6	2,182
Copper September 2025 Futures	0.8	1,091
Corn September 2025 Futures	4.6	6,173
Gas Oil September 2025 Futures	3.1	4,071
Gold 100 oz. August 2025 Futures	6.2	8,275
Gold 100 oz. June 2025 Futures	17.7	23,495
Lean Hogs August 2025 Futures	3.4	4,483
Live Cattle August 2025 Futures	1.6	2,102
New York Harbor ULSD September 2025 Futures	2.2	2,927
Nickel September 2025 Futures	0.4	599
NYMEX — Natural Gas September 2025 Futures	4.7	6,239
RBOB Gasoline September 2025 Futures	8.7	11,614
Silver May 2025 Futures	9.2	12,293
Silver September 2025 Futures	2.8	3,659
Sugar No. 11 October 2025 Futures	2.2	2,913
WTI Crude September 2025 Futures	2.8	3,725

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Zinc September 2025 Futures	2.0%	$2,621

Total Long Futures Contracts		$123,220

Cash	7.4%	$9,818

Total Notional Amount		$133,038

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	3.8%	$4,846
Arabica Coffee July 2025 Futures	3.2	4,076
Brent Crude July 2025 Futures	7.1	8,926
Copper July 2025 Futures	6.0	7,533
Corn July 2025 Futures	5.2	6,584
Cotton No. 02 July 2025 Futures	1.5	1,846
Gas Oil July 2025 Futures	2.5	3,186
Gold 100 oz. June 2025 Futures	15.5	19,548
Hard Red Winter Wheat July 2025 Futures	1.7	2,187
Lead July 2025 Futures	0.9	1,104
Lean Hogs June 2025 Futures	1.9	2,415
Live Cattle June 2025 Futures	3.4	4,329
New York Harbor ULSD July 2025 Futures	1.9	2,449
Nickel July 2025 Futures	2.3	2,886
NYMEX — Natural Gas July 2025 Futures	10.5	13,275
RBOB Gasoline July 2025 Futures	2.2	2,762
Silver July 2025 Futures	4.7	5,918
Soybean Meal July 2025 Futures	3.2	4,029
Soybean Oil July 2025 Futures	3.4	4,284
Soybeans July 2025 Futures	5.7	7,119
Sugar No. 11 July 2025 Futures	2.6	3,324
Wheat July 2025 Futures	2.6	3,318
WTI Crude July 2025 Futures	6.1	7,706
Zinc July 2025 Futures	2.1	2,608

Total Long Futures Contracts		$126,258

Total Notional Amount		$126,258

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$4,150
Arabica Coffee May 2025 Futures	3.3	3,541
Brent Crude July 2025 Futures	7.1	7,665
Copper May 2025 Futures	6.0	6,409
Corn May 2025 Futures	5.2	5,580
Cotton No. 02 May 2025 Futures	1.4	1,558
Gas Oil May 2025 Futures	2.6	2,774
Gold 100 oz. June 2025 Futures	15.6	16,786
Hard Red Winter Wheat May 2025 Futures	1.7	1,835
Lead May 2025 Futures	0.9	942
Lean Hogs June 2025 Futures	1.9	2,073
Live Cattle June 2025 Futures	3.5	3,717
New York Harbor ULSD May 2025 Futures	2.0	2,126
Nickel May 2025 Futures	2.3	2,458
NYMEX — Natural Gas May 2025 Futures	9.8	10,495
RBOB Gasoline May 2025 Futures	2.2	2,405
Silver May 2025 Futures	4.7	5,035
Soybean Meal May 2025 Futures	3.2	3,383
Soybean Oil May 2025 Futures	3.4	3,639
Soybeans May 2025 Futures	5.6	6,033
Sugar No. 11 May 2025 Futures	2.7	2,887
Wheat May 2025 Futures	2.6	2,779
WTI Crude May 2025 Futures	6.3	6,726
Zinc May 2025 Futures	2.1	2,234

Total Long Futures Contracts		$107,230

Total Notional Amount		$107,230

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(12)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$3,073
Arabica Coffee May 2025 Futures	3.3	2,622
Brent Crude July 2025 Futures	7.1	5,676
Copper May 2025 Futures	6.0	4,745
Corn May 2025 Futures	5.2	4,132
Cotton No. 02 May 2025 Futures	1.4	1,153
Gas Oil May 2025 Futures	2.6	2,054
Gold 100 oz. June 2025 Futures	15.6	12,429
Hard Red Winter Wheat May 2025 Futures	1.7	1,359
Lead May 2025 Futures	0.9	697
Lean Hogs June 2025 Futures	1.9	1,535
Live Cattle June 2025 Futures	3.5	2,752
New York Harbor ULSD May 2025 Futures	2.0	1,574
Nickel May 2025 Futures	2.3	1,820
NYMEX — Natural Gas May 2025 Futures	9.8	7,771
RBOB Gasoline May 2025 Futures	2.2	1,781
Silver May 2025 Futures	4.7	3,728
Soybean Meal May 2025 Futures	3.2	2,504
Soybean Oil May 2025 Futures	3.4	2,694
Soybeans May 2025 Futures	5.6	4,467
Sugar No. 11 May 2025 Futures	2.7	2,137
Wheat May 2025 Futures	2.6	2,058
WTI Crude May 2025 Futures	6.3	4,980
Zinc May 2025 Futures	2.1	1,654

Total Long Futures Contracts		$79,395

Total Notional Amount		$79,395

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	3.8%	$11,128
Arabica Coffee July 2025 Futures	3.2	9,360
Brent Crude July 2025 Futures	7.1	20,498
Copper July 2025 Futures	6.0	17,300
Corn July 2025 Futures	5.2	15,119
Cotton No. 02 July 2025 Futures	1.5	4,239
Gas Oil July 2025 Futures	2.5	7,317
Gold 100 oz. June 2025 Futures	15.5	44,890
Hard Red Winter Wheat July 2025 Futures	1.7	5,022
Lead July 2025 Futures	0.9	2,534
Lean Hogs June 2025 Futures	1.9	5,545
Live Cattle June 2025 Futures	3.4	9,940
New York Harbor ULSD July 2025 Futures	1.9	5,623
Nickel July 2025 Futures	2.3	6,628
NYMEX — Natural Gas July 2025 Futures	10.5	30,484
RBOB Gasoline July 2025 Futures	2.2	6,343
Silver July 2025 Futures	4.7	13,589
Soybean Meal July 2025 Futures	3.2	9,252
Soybean Oil July 2025 Futures	3.4	9,839
Soybeans July 2025 Futures	5.7	16,349
Sugar No. 11 July 2025 Futures	2.6	7,634
Wheat July 2025 Futures	2.6	7,619
WTI Crude July 2025 Futures	6.1	17,696
Zinc July 2025 Futures	2.1	5,988

Total Long Futures Contracts		$289,936

Total Notional Amount		$289,936

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$7,855
Arabica Coffee May 2025 Futures	3.3	6,702
Brent Crude July 2025 Futures	7.1	14,508
Copper May 2025 Futures	6.0	12,131
Corn May 2025 Futures	5.2	10,562

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Cotton No. 02 May 2025 Futures	1.4%	$2,949
Gas Oil May 2025 Futures	2.6	5,250
Gold 100 oz. June 2025 Futures	15.6	31,772
Hard Red Winter Wheat May 2025 Futures	1.7	3,473
Lead May 2025 Futures	0.9	1,782
Lean Hogs June 2025 Futures	1.9	3,924
Live Cattle June 2025 Futures	3.5	7,036
New York Harbor ULSD May 2025 Futures	2.0	4,024
Nickel May 2025 Futures	2.3	4,652
NYMEX — Natural Gas May 2025 Futures	9.8	19,864
RBOB Gasoline May 2025 Futures	2.2	4,552
Silver May 2025 Futures	4.7	9,529
Soybean Meal May 2025 Futures	3.2	6,402
Soybean Oil May 2025 Futures	3.4	6,887
Soybeans May 2025 Futures	5.6	11,420
Sugar No. 11 May 2025 Futures	2.7	5,464
Wheat May 2025 Futures	2.6	5,260
WTI Crude May 2025 Futures	6.3	12,731
Zinc May 2025 Futures	2.1	4,229

Total Long Futures Contracts		$202,958

Total Notional Amount		$202,958

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(15)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$5,816
Arabica Coffee May 2025 Futures	3.3	4,962
Brent Crude July 2025 Futures	7.1	10,742
Copper May 2025 Futures	6.0	8,982
Corn May 2025 Futures	5.2	7,820
Cotton No. 02 May 2025 Futures	1.4	2,183
Gas Oil May 2025 Futures	2.6	3,887
Gold 100 oz. June 2025 Futures	15.7	23,525
Hard Red Winter Wheat May 2025 Futures	1.7	2,573
Lead May 2025 Futures	0.9	1,320
Lean Hogs June 2025 Futures	1.9	2,906
Live Cattle June 2025 Futures	3.5	5,209
New York Harbor ULSD May 2025 Futures	2.0	2,979
Nickel May 2025 Futures	2.3	3,444
NYMEX — Natural Gas May 2025 Futures	9.8	14,708
RBOB Gasoline May 2025 Futures	2.2	3,370
Silver May 2025 Futures	4.7	7,056
Soybean Meal May 2025 Futures	3.1	4,740
Soybean Oil May 2025 Futures	3.4	5,099
Soybeans May 2025 Futures	5.6	8,455
Sugar No. 11 May 2025 Futures	2.7	4,046
Wheat May 2025 Futures	2.6	3,895
WTI Crude May 2025 Futures	6.3	9,427
Zinc May 2025 Futures	2.1	3,131

Total Long Futures Contracts		$150,275

Total Notional Amount		$150,275

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(16)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Brent Crude June 2025 Futures	14.8%	$6,457	Aluminum May 2025 Futures	(7.2)%	$(3,141)
Gold 100 oz. June 2025 Futures	45.3	19,733	Copper May 2025 Futures	(11.1)	(4,849)
RBOB Gasoline May 2025 Futures	14.9	6,479	Lead May 2025 Futures	(12.2)	(5,320)
Silver May 2025 Futures	24.0	10,444	Nickel May 2025 Futures	(7.8)	(3,412)
			NYMEX — Natural Gas May 2025 Futures	(10.0)	(4,340)
			Soybeans May 2025 Futures	(14.5)	(6,296)
			Sugar No. 11 May 2025 Futures	(14.0)	(6,117)
			Wheat May 2025 Futures	(14.1)	(6,122)
			Zinc May 2025 Futures	(3.9)	(1,691)

Total Long Futures Contracts		$43,113	Total Short Futures Contracts		$(41,288)

Cash	95.8%	$41,746

		$84,859

Total Notional Amount					$43,571

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(17)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2025 Futures	17.6%	$18,473
Cotton No. 02 May 2025 Futures	1.7	1,727
Gas Oil August 2025 Futures	2.9	3,070
Gold 100 oz. June 2025 Futures	17.7	18,607
Live Cattle June 2025 Futures	6.1	6,448
LME — Copper May 2025 Futures	7.8	8,172
New York Harbor ULSD August 2025 Futures	4.8	4,989
Nickel May 2025 Futures	3.7	3,923
RBOB Gasoline August 2025 Futures	5.0	5,295
Silver May 2025 Futures	5.3	5,581
Soybean Meal May 2025 Futures	10.7	11,288
Soybeans May 2025 Futures	13.7	14,408
Sugar No. 11 May 2025 Futures	3.0	3,200

Total Long Futures Contracts		$105,181

Cash	0.0%	$(5)

Total Notional Amount		$105,176

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(18)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.0%	$4,199
Arabica Coffee September 2025 Futures	4.7	3,937
Brent Crude November 2025 Futures	8.6	7,213
Cocoa September 2025 Futures	1.6	1,332
Copper September 2025 Futures	0.8	693
Corn September 2025 Futures	4.5	3,790
Gas Oil November 2025 Futures	3.0	2,509
Gold 100 oz. December 2025 Futures	6.2	5,136
Gold 100 oz. June 2025 Futures	17.5	14,580
Lean Hogs October 2025 Futures	3.3	2,779
Live Cattle October 2025 Futures	1.5	1,294
New York Harbor ULSD November 2025 Futures	2.2	1,819
Nickel September 2025 Futures	0.5	377
NYMEX — Natural Gas September 2025 Futures	4.6	3,799
RBOB Gasoline November 2025 Futures	8.6	7,164
Silver July 2025 Futures	9.3	7,772
Silver September 2025 Futures	2.8	2,310
Sugar No. 11 October 2025 Futures	2.2	1,823
WTI Crude November 2025 Futures	2.8	2,297
Zinc September 2025 Futures	2.0	1,635

Total Long Futures Contracts		$76,458

Cash	8.3%	$6,903

Total Notional Amount		$83,361

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(19)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$8,005
Arabica Coffee May 2025 Futures	3.3	6,830
Brent Crude July 2025 Futures	7.1	14,785
Copper May 2025 Futures	6.0	12,363
Corn May 2025 Futures	5.2	10,764
Cotton No. 02 May 2025 Futures	1.4	3,005
Gas Oil May 2025 Futures	2.6	5,350
Gold 100 oz. June 2025 Futures	15.7	32,379
Hard Red Winter Wheat May 2025 Futures	1.7	3,540
Lead May 2025 Futures	0.9	1,817
Lean Hogs June 2025 Futures	1.9	3,999
Live Cattle June 2025 Futures	3.4	7,170
New York Harbor ULSD May 2025 Futures	2.0	4,100
Nickel May 2025 Futures	2.3	4,741
NYMEX — Natural Gas May 2025 Futures	9.8	20,243
RBOB Gasoline May 2025 Futures	2.2	4,639
Silver May 2025 Futures	4.7	9,711

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Soybean Meal May 2025 Futures	3.2%	$6,524
Soybean Oil May 2025 Futures	3.4	7,018
Soybeans May 2025 Futures	5.6	11,638
Sugar No. 11 May 2025 Futures	2.7	5,568
Wheat May 2025 Futures	2.6	5,361
WTI Crude May 2025 Futures	6.3	12,974
Zinc May 2025 Futures	2.1	4,309

Total Long Futures Contracts		$206,833

Total Notional Amount		$206,833

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(20)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$8,828
Arabica Coffee May 2025 Futures	3.3	7,532
Brent Crude July 2025 Futures	7.1	16,305
Copper May 2025 Futures	6.0	13,633
Corn May 2025 Futures	5.2	11,870
Cotton No. 02 May 2025 Futures	1.4	3,314
Gas Oil May 2025 Futures	2.6	5,900
Gold 100 oz. June 2025 Futures	15.7	35,706
Hard Red Winter Wheat May 2025 Futures	1.7	3,903
Lead May 2025 Futures	0.9	2,003
Lean Hogs June 2025 Futures	1.9	4,410
Live Cattle June 2025 Futures	3.4	7,906
New York Harbor ULSD May 2025 Futures	2.0	4,521
Nickel May 2025 Futures	2.3	5,227
NYMEX — Natural Gas May 2025 Futures	9.8	22,324
RBOB Gasoline May 2025 Futures	2.2	5,116
Silver May 2025 Futures	4.7	10,709
Soybean Meal May 2025 Futures	3.2	7,195
Soybean Oil May 2025 Futures	3.4	7,740
Soybeans May 2025 Futures	5.6	12,833
Sugar No. 11 May 2025 Futures	2.7	6,140
Wheat May 2025 Futures	2.6	5,912
WTI Crude May 2025 Futures	6.3	14,308
Zinc May 2025 Futures	2.1	4,752

Total Long Futures Contracts		$228,087

Total Notional Amount		$228,087

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(21)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	3.9%	$2,832
Arabica Coffee May 2025 Futures	3.3	2,416
Brent Crude July 2025 Futures	7.1	5,230
Copper May 2025 Futures	6.0	4,373
Corn May 2025 Futures	5.2	3,808
Cotton No. 02 May 2025 Futures	1.4	1,063
Gas Oil May 2025 Futures	2.6	1,893
Gold 100 oz. June 2025 Futures	15.7	11,454
Hard Red Winter Wheat May 2025 Futures	1.7	1,252
Lead May 2025 Futures	0.9	643
Lean Hogs June 2025 Futures	1.9	1,415
Live Cattle June 2025 Futures	3.5	2,536
New York Harbor ULSD May 2025 Futures	2.0	1,450
Nickel May 2025 Futures	2.3	1,677
NYMEX — Natural Gas May 2025 Futures	9.8	7,161
RBOB Gasoline May 2025 Futures	2.2	1,641
Silver May 2025 Futures	4.7	3,435
Soybean Meal May 2025 Futures	3.1	2,308
Soybean Oil May 2025 Futures	3.4	2,483
Soybeans May 2025 Futures	5.6	4,117
Sugar No. 11 May 2025 Futures	2.7	1,970
Wheat May 2025 Futures	2.6	1,896
WTI Crude May 2025 Futures	6.3	4,590

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Zinc May 2025 Futures	2.1%	$1,524

Total Long Futures Contracts		$73,167

Total Notional Amount		$73,167

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(22)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2025 Futures	3.9%	$1,444
Arabica Coffee July 2025 Futures	3.2	1,214
Brent Crude September 2025 Futures	6.9	2,611
Copper July 2025 Futures	6.0	2,245
Corn July 2025 Futures	5.2	1,962
Cotton No. 02 July 2025 Futures	1.5	550
Gas Oil July 2025 Futures	2.5	949
Gold 100 oz. August 2025 Futures	15.6	5,871
Hard Red Winter Wheat July 2025 Futures	1.7	652
Lead July 2025 Futures	0.9	329
Lean Hogs July 2025 Futures	1.9	723
Live Cattle August 2025 Futures	3.4	1,267
New York Harbor ULSD July 2025 Futures	1.9	730
Nickel July 2025 Futures	2.3	860
NYMEX — Natural Gas July 2025 Futures	10.5	3,956
RBOB Gasoline July 2025 Futures	2.2	823
Silver July 2025 Futures	4.7	1,763
Soybean Meal July 2025 Futures	3.2	1,201
Soybean Oil July 2025 Futures	3.4	1,277
Soybeans July 2025 Futures	5.7	2,122
Sugar No. 11 July 2025 Futures	2.6	991
Wheat July 2025 Futures	2.6	989
WTI Crude July 2025 Futures	6.1	2,296
Zinc July 2025 Futures	2.1	777

Total Long Futures Contracts		$37,602

Total Notional Amount		$37,602

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$148	$0	$0	$0	$0	$148
Futures	7,001	0	0	0	2,473	9,474
Swap Agreements	0	0	0	0	3,773	3,773

	$7,149	$0	$0	$0	$6,246	$13,395

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,277	$0	$21,277
Swap Agreements	46,751	0	0	0	13,071	59,822

	$46,751	$0	$0	$21,277	$13,071	$81,099

	$53,900	$0	$0	$21,277	$19,317	$94,494

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,293	$0	$0	$0	$0	$1,293
Futures	5,123	0	0	0	2,418	7,541
Swap Agreements	0	0	0	0	4,242	4,242

	$6,416	$0	$0	$0	$6,660	$13,076

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,964	$0	$16,964
Written Options	0	0	0	0	6,588	6,588
Swap Agreements	4,077	0	0	0	0	4,077

	$4,077	$0	$0	$16,964	$6,588	$27,629

	$10,493	$0	$0	$16,964	$13,248	$40,705

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(514)	$0	$0	$0	$0	$(514)
Written Options	2,136	0	0	0	1,735	3,871
Futures	(20,147)	0	0	0	(834)	(20,981)
Swap Agreements	0	0	0	0	(10,660)	(10,660)

	$(18,525)	$0	$0	$0	$(9,759)	$(28,284)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,175	$0	$9,175
Written Options	0	0	0	0	4,062	4,062
Swap Agreements	143,281	0	0	0	10,682	153,963

	$143,281	$0	$0	$9,175	$14,744	$167,200

	$124,756	$0	$0	$9,175	$4,985	$138,916

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$123	$0	$0	$0	$0	$123
Written Options	(234)	0	0	0	(1,238)	(1,472)
Futures	(17,155)	0	0	0	6,846	(10,309)
Swap Agreements	0	0	0	0	24,027	24,027

	$(17,266)	$0	$0	$0	$29,635	$12,369

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,760	$0	$1,760
Written Options	0	0	0	0	(1,632)	(1,632)
Swap Agreements	20,952	0	0	0	13,442	34,394

	$20,952	$0	$0	$1,760	$11,810	$34,522

	$3,686	$0	$0	$1,760	$41,445	$46,891

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,601	$0	$6,601
Industrials	0	884	0	884
U.S. Government Agencies	0	517,228	0	517,228
U.S. Treasury Obligations	0	2,856,289	0	2,856,289
Non-Agency Mortgage-Backed Securities	0	43,222	0	43,222
Asset-Backed Securities
CMBS Other	0	26,535	0	26,535
Home Equity Other	0	94,258	0	94,258
Home Equity Sequential	0	151	0	151
Manufacturing House ABS Other	0	1,922	0	1,922
Whole Loan Collateral	0	31,755	0	31,755
Other ABS	0	197,208	1,622	198,830
Sovereign Issues	0	408,539	0	408,539
Preferred Securities
Banking & Finance	0	3,875	0	3,875
Short-Term Instruments
Commercial Paper	0	131,514	0	131,514
Mutual Funds	0	347	0	347
Repurchase Agreements	0	253,675	0	253,675
U.S. Treasury Bills	0	63,051	0	63,051

	$0	$4,637,054	$1,622	$4,638,676

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$302,588	$0	$0	$302,588

Total Investments	$302,588	$4,637,054	$1,622	$4,941,264

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,942	4,302	0	13,244
Over the counter	0	81,099	0	81,099

	$8,942	$85,401	$0	$94,343

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,055)	(4,867)	0	(12,922)
Over the counter	0	(27,629)	0	(27,629)

	$(8,055)	$(32,496)	$0	$(40,551)

Total Financial Derivative Instruments	$887	$52,905	$0	$53,792

Totals	$303,475	$4,689,959	$1,622	$4,995,056

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.8%

CORPORATE BONDS & NOTES 1.5%

BANKING & FINANCE 1.5%

Ambac Assurance Corp.
5.100% (e)		$28	$38

Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,377	8,745
1.500% due 10/01/2053		26,471	3,010
2.000% due 10/01/2053		789	95
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,365	156
1.500% due 10/01/2053		5,576	592
2.000% due 10/01/2053		2,996	361

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		896	91
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		28,188	3,828

Realkredit Danmark AS
1.500% due 10/01/2053		31,026	3,634
2.000% due 10/01/2053		509	57
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		38,275	5,193

UBS Group AG
7.750% due 03/01/2029 ~	EUR	100	122

			25,924

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$200	197

UTILITIES 0.0%

Petrobras Global Finance BV
7.250% due 03/17/2044		424	430

Total Corporate Bonds & Notes (Cost $32,651)			26,551

U.S. GOVERNMENT AGENCIES 27.7%

Fannie Mae
5.290% due 11/25/2053 - 03/25/2055 •		4,745	4,760
5.490% due 03/25/2055 •		2,283	2,287
5.500% due 03/25/2055 •		3,261	3,279

Freddie Mac
5.129% due 03/15/2050 •		2,372	2,354
5.280% due 11/25/2054 •		8,729	8,741
5.340% due 02/25/2055 •		1,153	1,159
5.490% due 03/25/2055 •		2,042	2,053

Ginnie Mae
4.994% due 02/20/2074 •		800	796
5.461% due 08/20/2068 •		838	837

Ginnie Mae, TBA
3.500% due 04/01/2055		94,900	86,841

Uniform Mortgage-Backed Security
4.000% due 08/01/2052		911	850
4.500% due 09/01/2052 - 11/01/2052		2,709	2,596
5.500% due 08/01/2054		28,739	28,720
6.000% due 03/01/2054 - 08/01/2054		96,985	98,562

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		51,690	48,094
4.500% due 04/01/2055 - 06/01/2055		194,200	185,609
6.500% due 06/01/2055		26,400	27,178

Total U.S. Government Agencies (Cost $502,745)			504,716

U.S. TREASURY OBLIGATIONS 60.8%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026 (k)		12,353	12,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2026	$20,895	$20,801
0.125% due 07/15/2026 (k)	8,957	8,917
0.125% due 10/15/2026 (i)	59,044	58,584
0.125% due 04/15/2027	11,699	11,487
0.125% due 01/15/2030 (k)(m)	7,407	6,970
0.125% due 07/15/2030	26,522	24,850
0.125% due 01/15/2031	30,551	28,226
0.125% due 07/15/2031 (i)	155,176	142,543
0.125% due 01/15/2032	22,686	20,541
0.125% due 02/15/2051 (m)	6,075	3,498
0.250% due 07/15/2029 (i)	42,823	41,029
0.250% due 02/15/2050 (m)	7,536	4,606
0.375% due 07/15/2025 (k)	12,188	12,209
0.375% due 01/15/2027 (k)	14,963	14,811
0.375% due 07/15/2027	17,632	17,434
0.500% due 01/15/2028 (i)	50,731	49,839
0.625% due 01/15/2026	51,047	51,018
0.625% due 01/15/2026 (i)(k)(m)	7,886	7,882
0.625% due 07/15/2032 (i)	53,235	49,717
0.625% due 02/15/2043	9,642	7,423
0.750% due 07/15/2028 (i)	37,907	37,471
0.750% due 02/15/2042	13,016	10,467
0.750% due 02/15/2045	27,460	20,860
0.875% due 01/15/2029 (m)	82	80
0.875% due 02/15/2047	20,578	15,591
1.000% due 02/15/2046	15,495	12,236
1.000% due 02/15/2048	14,299	11,000
1.000% due 02/15/2049	9,971	7,595
1.125% due 01/15/2033 (i)	40,730	39,036
1.250% due 04/15/2028 (i)	34,413	34,430
1.375% due 07/15/2033 (i)	42,144	41,126
1.375% due 02/15/2044	25,688	22,385
1.625% due 10/15/2027 (k)	24,124	24,525
1.625% due 10/15/2029	19,784	20,069
1.750% due 01/15/2034	21,181	21,152
1.875% due 07/15/2034 (i)	82,088	82,878
2.000% due 01/15/2026 (i)(k)(m)	2,203	2,226
2.125% due 04/15/2029 (i)(k)	7,598	7,825
2.125% due 01/15/2035 (i)	27,278	28,009
2.125% due 02/15/2040 (m)	5,246	5,306
2.125% due 02/15/2041	6,671	6,735
2.125% due 02/15/2054	14,902	14,312
2.375% due 10/15/2028 (i)	34,219	35,658
2.500% due 01/15/2029 )(i)(k)(m)	6,124	6,402
2.500% due 01/15/2029 (k)	4,808	5,026
3.375% due 04/15/2032 (m)	54	60

Total U.S. Treasury Obligations (Cost $1,159,938)		1,107,113

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
4.915% due 07/25/2037 •	416	367

Banc of America Alternative Loan Trust
5.085% due 12/25/2035 ~	321	273
6.000% due 06/25/2046	226	195

Banc of America Mortgage Trust
5.432% due 06/25/2035 ~	32	28
5.671% due 11/25/2035 •	37	33
5.899% due 08/25/2035 ~	38	37

BCAP LLC Trust
4.630% due 04/26/2036 •	188	167

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	76	64

Citigroup Mortgage Loan Trust
5.500% due 08/25/2034	620	608

Countrywide Alternative Loan Trust
4.629% due 12/20/2046 ~	119	104
4.902% due 10/25/2035 •	7	5
5.500% due 11/25/2035	21	18
5.500% due 01/25/2036	134	74
6.000% due 08/25/2036 •	72	42
6.000% due 04/25/2037	750	551
6.250% due 11/25/2036	59	44

Countrywide Home Loan Mortgage Pass-Through Trust
5.015% due 04/25/2035 •	137	130
6.000% due 03/25/2037	459	208
6.000% due 05/25/2037	325	143
6.000% due 07/25/2037	944	424

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		$337	$86

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 04/25/2037 •		320	224
6.800% due 07/25/2036 þ		145	125

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		50	19

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	133	141

GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		$6	5
6.000% due 11/25/2035		313	104

IndyMac IMSC Mortgage Loan Trust
4.795% due 07/25/2047 •		310	204

Lehman Mortgage Trust
5.088% due 01/25/2036 ~		99	94

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •		414	40

Morgan Stanley Mortgage Loan Trust
6.320% due 06/25/2036 ~		22	22

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 •		1,530	1,497

New York Mortgage Trust
5.153% due 05/25/2036 ~		37	31

One Market Plaza Trust
3.614% due 02/10/2032		1,109	1,041

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~		322	198
4.835% due 01/25/2046 ~		881	249
5.750% due 02/25/2036		172	63
6.250% due 11/25/2036		166	62
6.500% due 06/25/2037		11,508	2,295

Sequoia Mortgage Trust
4.834% due 07/20/2036 •		455	396

Structured Asset Mortgage Investments Trust
4.855% due 05/25/2036 •		178	127
4.875% due 05/25/2036 •		246	201
4.995% due 02/25/2036 ~		194	162

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		1,042	1,017

WaMu Mortgage Pass-Through Certificates Trust
4.091% due 02/25/2037 ~		32	27
4.218% due 11/25/2036 ~		204	179
5.005% due 10/25/2035 •		446	407
6.790% due 09/25/2033 •		2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		248	178

Total Non-Agency Mortgage-Backed Securities (Cost $18,426)			12,711

ASSET-BACKED SECURITIES 7.7%

CMBS OTHER 0.8%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •		3,222	3,226

BDS Ltd.
6.117% due 03/19/2039 •		5,192	5,194

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •		484	483
5.899% due 01/17/2037 •		1,913	1,911

MF1 LLC
6.467% due 06/19/2037 ~		2,472	2,471

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •		1,641	1,636

			14,921

HOME EQUITY OTHER 1.3%

Argent Securities Trust
4.755% due 05/25/2036 •		1,417	342

Citigroup Mortgage Loan Trust
4.595% due 01/25/2037 ~		204	148

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	$226	$211
4.835% due 09/25/2037 ~	60	55
4.895% due 05/25/2037 ~	773	719
4.935% due 03/25/2037 •	847	807
5.635% due 10/25/2035 ~	830	822
5.805% due 04/25/2036 •	35	32

Fremont Home Loan Trust
4.705% due 10/25/2036 •	159	144
4.735% due 10/25/2036 •	4,065	1,626
4.915% due 10/25/2036 ~	2,234	893

Home Equity Asset Trust
5.110% due 02/25/2036 ~	2,301	2,249

HSI Asset Securitization Corp. Trust
4.735% due 07/25/2036 •	4,806	2,106

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	261	200

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	19	19

Long Beach Mortgage Loan Trust
5.035% due 01/25/2036 •	1,057	970

MASTR Asset-Backed Securities Trust
4.915% due 06/25/2036 ~	202	71
5.005% due 01/25/2036 ~	1,500	1,496

Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	1,431	626
4.545% due 10/25/2036 •	17	9
4.565% due 10/25/2036 •	750	669
4.655% due 10/25/2036 •	1,765	772
4.735% due 06/25/2036 •	1,099	554

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	176	49

NovaStar Mortgage Funding Trust
4.775% due 11/25/2036 •	145	44

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	5,081	2,078

Residential Asset Securities Corp. Trust
4.685% due 11/25/2036 ~	3,026	2,716
4.915% due 08/25/2036 •	431	381

Securitized Asset-Backed Receivables LLC Trust
4.755% due 07/25/2036 ~	1,883	617

Soundview Home Loan Trust
4.555% due 11/25/2036 ~	116	32
4.840% due 12/25/2036 •	1,063	1,053
4.995% due 05/25/2036 ~	166	161

Structured Asset Investment Loan Trust
5.155% due 10/25/2035 ~	1,136	1,109

Structured Asset Securities Corp. Mortgage Loan Trust
5.937% due 04/25/2035 •	2	2

		23,782

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.895% due 02/25/2037 ~	146	30

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •	2,300	2,261

First Franklin Mortgage Loan Trust
5.140% due 11/25/2036 •	1,818	1,767

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~	718	226

Lehman XS Trust
4.755% due 05/25/2036 •	536	463
4.873% due 06/25/2036 þ	446	433

Securitized Asset-Backed Receivables LLC Trust
4.875% due 10/25/2036 •	9,976	3,313
4.935% due 05/25/2036 •	698	360

Specialty Underwriting & Residential Finance Trust
4.755% due 09/25/2037 ~	8,149	4,000

		12,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 4.9%

522 Funding CLO Ltd.
5.595% due 10/20/2031 •		$211	$211

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		800	796

Atlas Senior Loan Fund Ltd.
5.654% due 01/15/2031 ~		168	168

Bain Capital Credit CLO Ltd.
5.383% due 10/21/2034 •		1,800	1,793

Bain Capital Euro CLO DAC
3.804% due 01/24/2033 •	EUR	494	535

Barings CLO Ltd.
5.545% due 01/20/2031 •		$804	805

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		1,000	996

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		1,200	1,205

Carlyle Global Market Strategies CLO Ltd.
5.612% due 07/27/2031 •		143	143

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	739	800

Carlyle U.S. CLO Ltd.
5.744% due 01/15/2030 ~		$135	135

CBAM Ltd.
5.584% due 04/17/2031 •		340	340
5.675% due 04/20/2032 ~		1,720	1,721

Cedar Funding CLO Ltd.
5.664% due 07/17/2031 ~		579	580

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		121	121

Contego CLO DAC
3.321% due 01/23/2030 •	EUR	1,193	1,293

CVC Cordatus Loan Fund DAC
3.336% due 08/15/2032 •		195	211
3.347% due 09/22/2034 •		2,300	2,485

Dryden Euro CLO DAC
3.724% due 10/18/2034 •		6,800	7,347
3.728% due 01/17/2033 •		795	859

Dryden Senior Loan Fund
5.525% due 04/18/2031 •		$322	322

Dunedin Park CLO DAC
3.496% due 11/20/2034 •	EUR	700	757

Elevation CLO Ltd.
5.512% due 10/25/2030 •		$306	305

Harvest CLO DAC
3.426% due 11/18/2030 •	EUR	598	648

Hayfin Emerald CLO
4.094% due 07/18/2038 •		1,900	2,057

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		$4,700	4,690

KKR CLO Ltd.
5.744% due 01/15/2031 •		599	599

LCM Ltd.
5.393% due 07/20/2030 ~		125	125
5.595% due 07/20/2031 ~		608	608

Madison Park Euro Funding DAC
3.585% due 07/15/2032 •	EUR	5,588	6,062

Madison Park Funding Ltd.
5.361% due 10/19/2034 •		$1,100	1,096

Mountain View CLO Ltd.
5.684% due 07/15/2031 ~		327	327

Navesink CLO Ltd.
5.572% due 04/15/2036 •		4,300	4,295

Octagon Investment Partners Ltd.
5.529% due 04/16/2031 ~		571	572

Palmer Square European Loan Funding DAC
3.546% due 05/15/2034 •	EUR	3,534	3,822

Palmer Square Loan Funding Ltd.
5.364% due 10/15/2029 •		$498	498

Providus CLO DAC
3.564% due 04/20/2034 •	EUR	3,300	3,560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.945% due 10/15/2038 •	EUR	1,500	$1,624

Rad CLO Ltd.
5.678% due 07/24/2032 •		$4,645	4,648

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •	EUR	2,700	2,922

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		$1,300	1,300

Sound Point CLO Ltd.
5.705% due 04/18/2031 •		935	934

St Paul’s CLO DAC
3.504% (EUR003M + 0.800%) due 04/22/2035 ~	EUR	800	863

Tikehau CLO DAC
3.685% due 10/15/2031 •		1,708	1,845

Toro European CLO DAC
3.366% due 02/15/2034 •		5,590	6,011
3.709% due 01/12/2032 •		3,758	4,047

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		$600	599

Voya CLO Ltd.
5.355% due 04/20/2034 •		6,300	6,299
5.493% due 07/20/2032 •		458	458
5.544% due 06/07/2030 ~		229	229
5.649% due 07/14/2031 ~		241	241
5.774% due 10/15/2030 ~		430	431

Voya Euro CLO DAC
3.745% due 07/15/2035 •	EUR	2,800	3,027

			88,365

Total Asset-Backed Securities (Cost $147,305)			139,921

SOVEREIGN ISSUES 10.4%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	79,500	13,489
0.000% due 10/01/2025 (c)		131,900	21,569

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	20,035	21,723
0.100% due 07/25/2031 (d)		13,698	14,152
0.100% due 07/25/2038 (d)		118	106

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		3,289	3,441
1.400% due 05/26/2025 (d)		42,301	45,857
1.800% due 05/15/2036 (d)		1,222	1,291

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	2,065,022	14,263
0.100% due 03/10/2029 (d)		7,625,660	52,570

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	6,199	282

Peru Government International Bond
6.150% due 08/12/2032	PEN	1,000	274

Total Sovereign Issues (Cost $203,757)			189,017

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.0%

Frontier Communications Parent, Inc. (a)		11,500	413

CONSUMER DISCRETIONARY 0.0%

Hilton Worldwide Holdings, Inc.		790	180

Wyndham Hotels & Resorts, Inc.		2,002	181

			361

CONSUMER STAPLES 0.1%

Kellanova		5,700	470

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

Hess Corp.	2,800	$447

FINANCIALS 0.0%

Discover Financial Services	1,800	307

HEALTH CARE 0.0%

Amedisys, Inc. (a)	2,400	223

INDUSTRIALS 0.0%

H&E Equipment Services, Inc.	1,800	171

International Distribution Services PLC	49,490	232

		403

INFORMATION TECHNOLOGY 0.0%

Ansys, Inc. (a)	800	253

MATERIALS 0.1%

Berry Global Group, Inc.	4,800	335

U.S. Steel Corp.	7,800	330

		665

REAL ESTATE 0.0%

Redfin Corp. (a)	11,600	107

Total Common Stocks (Cost $3,593)		3,649

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(e)	670,000	676

Total Preferred Securities (Cost $670)		676

REAL ESTATE INVESTMENT TRUSTS 4.7%

REAL ESTATE 4.7%

Acadia Realty Trust	5,853	123

Agree Realty Corp.	7,653	591

Alexander & Baldwin, Inc.	3,465	60

Alexandria Real Estate Equities, Inc.	13,267	1,227

American Assets Trust, Inc.	2,242	45

American Healthcare REIT, Inc.	7,452	226

American Homes 4 Rent ‘A’	36,506	1,380

American Tower Corp.	417	91

Americold Realty Trust, Inc.	30,034	645

Apartment Investment and Management Co. ‘A’	6,288	55

Apple Hospitality REIT, Inc.	18,924	244

AvalonBay Communities, Inc.	13,003	2,791

Brandywine Realty Trust	8,407	38

Brixmor Property Group, Inc.	18,706	497

Broadstone Net Lease, Inc.	31,623	539

BXP, Inc.	7,076	475

Camden Property Trust	9,087	1,111

CareTrust REIT, Inc.	9,042	258

Centerspace	802	52

Chatham Lodging Trust	2,365	17

Community Healthcare Trust, Inc.	1,213	22

COPT Defense Properties	5,465	149

Cousins Properties, Inc.	8,091	239

Crown Castle, Inc.	855	89

	SHARES	MARKET VALUE (000S)

CubeSmart	19,164	$819

Curbline Properties Corp.	4,482	108

DiamondRock Hospitality Co.	17,204	133

Digital Realty Trust, Inc.	25,570	3,664

Diversified Healthcare Trust	10,501	25

Douglas Emmett, Inc.	8,186	131

Easterly Government Properties, Inc.	4,875	52

EastGroup Properties, Inc.	4,226	744

Elme Communities	4,303	75

Empire State Realty Trust, Inc. ‘A’	6,554	51

EPR Properties	8,151	429

Equinix, Inc.	7,978	6,505

Equity LifeStyle Properties, Inc.	21,425	1,429

Equity Residential	31,897	2,283

Essential Properties Realty Trust, Inc.	23,165	756

Essex Property Trust, Inc.	4,255	1,305

Extra Space Storage, Inc.	16,553	2,458

Federal Realty Investment Trust	10,164	994

First Industrial Realty Trust, Inc.	12,951	699

Four Corners Property Trust, Inc.	4,678	134

Gaming & Leisure Properties, Inc.	12,413	632

Getty Realty Corp.	2,448	76

Global Medical REIT, Inc.	3,037	27

Global Net Lease, Inc.	9,578	77

Healthcare Realty Trust, Inc.	16,594	281

Healthpeak Properties, Inc.	68,344	1,382

Highwoods Properties, Inc.	5,127	152

Host Hotels & Resorts, Inc.	59,114	840

Hudson Pacific Properties, Inc.	6,821	20

Independence Realty Trust, Inc.	10,868	231

Innovative Industrial Properties, Inc.	1,370	74

InvenTrust Properties Corp.	3,101	91

Invitation Homes, Inc.	58,847	2,051

JBG SMITH Properties	4,085	66

Kilroy Realty Corp.	5,138	168

Kimco Realty Corp.	69,254	1,471

Kite Realty Group Trust	34,828	779

Lineage, Inc.	886	52

LXP Industrial Trust	24,574	213

Macerich Co.	20,230	347

Medical Properties Trust, Inc.	28,363	171

Mid-America Apartment Communities, Inc.	8,392	1,406

National Health Investors, Inc.	2,197	162

National Storage Affiliates Trust	3,305	130

NET Lease Office Properties	715	22

NETSTREIT Corp.	3,855	61

NexPoint Residential Trust, Inc.	1,045	41

NNN REIT, Inc.	18,157	774

Omega Healthcare Investors, Inc.	22,820	869

Paramount Group, Inc.	8,836	38

Park Hotels & Resorts, Inc.	17,473	187

Pebblebrook Hotel Trust	5,788	59

Phillips Edison & Co., Inc.	12,941	472

Piedmont Office Realty Trust, Inc. ‘A’	5,997	44

Plymouth Industrial REIT, Inc.	1,910	31

Prologis, Inc.	72,480	8,103

Public Storage	11,469	3,433

Realty Income Corp.	74,126	4,300

Regency Centers Corp.	13,844	1,021

Rexford Industrial Realty, Inc.	10,735	420

RLJ Lodging Trust	13,316	105

Ryman Hospitality Properties, Inc.	5,067	463

Service Properties Trust	8,059	21

Simon Property Group, Inc.	25,169	4,180

	SHARES	MARKET VALUE (000S)

SITE Centers Corp.	2,282	$29

SL Green Realty Corp.	3,418	197

STAG Industrial, Inc.	15,589	563

Summit Hotel Properties, Inc.	5,243	28

Sun Communities, Inc.	8,707	1,120

Sunstone Hotel Investors, Inc.	16,496	155

Tanger, Inc.	5,353	181

Terreno Realty Corp.	4,823	305

UDR, Inc.	29,721	1,343

UMH Properties, Inc.	3,548	66

Universal Health Realty Income Trust	616	25

Urban Edge Properties	10,347	197

Ventas, Inc.	39,645	2,726

Veris Residential, Inc.	3,909	66

VICI Properties, Inc.	19,208	627

Vornado Realty Trust	8,021	297

Welltower, Inc.	45,708	7,003

WP Carey, Inc.	16,021	1,011

Xenia Hotels & Resorts, Inc.	4,924	58

Total Real Estate Investment Trusts (Cost $69,855)		85,298

	OUNCES
COMMODITIES 23.2%

Gold Warehouse Receipts	135,500	421,721

Total Commodities (Cost $229,043)		421,721

	SHARES
SHORT-TERM INSTRUMENTS 2.9%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	546,359	546

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 2.6%
		47,494

U.S. TREASURY BILLS 0.3%
4.297% due 04/17/2025 - 06/05/2025 (b)(c)(i)(k)(m)	$4,356	4,332

Total Short-Term Instruments (Cost $52,372)		52,372

Total Investments in Securities (Cost $2,420,355)		2,543,745

	SHARES
INVESTMENTS IN AFFILIATES 9.9%

MUTUAL FUNDS 9.8%

PIMCO Commodity Strategy Active Exchange-Traded Fund	2,245,036	60,100

PIMCO Emerging Markets Currency and Short-Term Investments Fund (f)	16,446,470	118,250

Total Mutual Funds (Cost $198,581)		178,350

112	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	198,749	$1,934

Total Short-Term Instruments (Cost $1,935)		1,934

Total Investments in Affiliates (Cost $200,516)		180,284

Total Investments 149.7% (Cost $2,620,871)		$2,724,029

Financial Derivative Instruments (j)(l) (0.5)% (Cost or Premiums, net $(12,607))		(8,181)

Other Assets and Liabilities, net (49.2)%		(896,020)

Net Assets 100.0%		$1,819,828

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$44,800	U.S. Treasury Notes 2.750% due 04/30/2027	$(45,670)	$44,800	$44,805
JPS	4.350	03/31/2025	04/02/2025	2,694	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2035	(2,698)	2,694	2,695

Total Repurchase Agreements						$(48,368)	$47,494	$47,500

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	4.430%	03/17/2025	04/21/2025	$(219,423)	$(219,828)
JPS	4.410	03/24/2025	04/07/2025	(7,921)	(7,929)
	4.440	03/24/2025	04/07/2025	(2,982)	(2,985)
	4.450	03/10/2025	04/07/2025	(7,796)	(7,818)
	4.490	03/31/2025	04/03/2025	(1,278)	(1,278)
NOM	4.500	03/28/2025	04/04/2025	(91,363)	(91,408)

Total Reverse Repurchase Agreements					$(331,246)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	4.430%	02/10/2025	05/06/2025	$(238,014)	$(239,479)

Total Sale-Buyback Transactions					$(239,479)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2031	$28,345	$(25,632)	$(26,048)

Total Short Sales (1.4)%				$(25,632)	$(26,048)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$44,805	$0	$0	$0	$44,805	$(45,670)	$(865)
BSN	0	(219,828)	0	0	(219,828)	219,601	(227)
JPS	2,695	(20,010)	0	0	(17,315)	17,371	56
NOM	0	(91,408)	0	0	(91,408)	91,600	192

Master Securities Forward Transaction Agreement
UBS	0	0	(239,479)	(26,048)	(265,527)	246,305	(19,222)

Total Borrowings and Other Financing Transactions	$47,500	$(331,246)	$(239,479)	$(26,048)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(331,246)	$0	$0	$(331,246)

Total	$0	$(331,246)	$0	$0	$(331,246)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(239,479)	0	(239,479)

Total	$0	$0	$(239,479)	$0	$(239,479)

Total Borrowings	$0	$(331,246)	$(239,479)	$0	$(570,725)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(570,725)

(i)	Securities with an aggregate market value of $580,241 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(418,152) at a weighted average interest rate of 4.773%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1,025) of deferred price drop.
(4)	Payable for short sales includes $(11) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

114	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Crude Oil December 2025 Futures	$55.000	10/28/2025	50	$50	$97	$57
Put - ICE Crude Oil July 2025 Futures	60.000	05/27/2025	68	68	70	14
Put - ICE Crude Oil June 2025 Futures	67.000	04/25/2025	17	17	21	3

Total Purchased Options					$188	$74

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Natural Gas June 2025 Futures	$4.000	05/27/2025	20	$200	$(46)	$(43)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	50	$50	$(113)	$(178)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	68	68	(301)	(99)
Call - ICE Crude Oil June 2025 Futures	76.000	04/25/2025	17	17	(13)	(24)

					$(427)	$(301)

Total Written Options					$(473)	$(344)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	2,556	$	676,890	$139	$345	$(69)
Aluminum July Futures	07/2025	148		9,384	(96)	0	0
Aluminum May Futures	05/2025	71		4,490	(224)	0	0
Aluminum September Futures	09/2025	136		8,659	(380)	0	(203)
Arabica Coffee September Futures	09/2025	30		4,166	47	0	(14)
Australia Government 10-Year Bond June Futures	06/2025	560		39,421	84	375	0
Brent Crude December Futures	10/2025	250		17,785	642	380	0
California Carbon Allowance December Futures	12/2025	910		28,019	(6,157)	0	(100)
California Carbon Allowance Vintage December Futures	12/2026	694		22,735	104	3	(74)
Cocoa September Futures	09/2025	18		1,404	(100)	0	(19)
Copper July Futures	07/2025	40		9,712	187	187	0
Copper May Futures	05/2025	66		15,999	779	779	0
Copper September Futures	09/2025	6		768	66	0	(13)
Corn September Futures	09/2025	186		4,043	(370)	0	(5)
Cotton No. 2 July Futures	07/2025	36		1,224	22	0	(2)
Euro-BTP June Futures	06/2025	539		68,493	(1,384)	181	(82)
European Climate Exchange December Futures	12/2025	39		2,867	(380)	11	(35)
Gas Oil September Futures	09/2025	73		4,895	12	111	0
Gold 100 oz. December Futures	12/2025	17		5,479	259	63	0
Hard Red Winter Wheat December Futures	12/2025	68		2,069	(115)	10	0
Hard Red Winter Wheat May Futures	05/2025	213		5,932	(710)	56	0
Henry Hub Natural Gas April Futures	03/2030	7		49	(11)	0	0
Henry Hub Natural Gas April Futures	03/2031	3		20	(5)	0	0
Henry Hub Natural Gas August Futures	07/2030	7		55	(5)	0	(1)
Henry Hub Natural Gas August Futures	07/2031	3		23	(2)	0	0
Henry Hub Natural Gas December Futures	11/2030	7		67	7	0	(1)
Henry Hub Natural Gas December Futures	11/2031	3		28	3	0	0
Henry Hub Natural Gas February Futures	01/2030	7		69	9	0	0
Henry Hub Natural Gas February Futures	01/2031	3		29	4	0	0
Henry Hub Natural Gas January Futures	12/2029	7		74	14	0	0
Henry Hub Natural Gas January Futures	12/2030	3		30	5	0	0
Henry Hub Natural Gas July Futures	06/2030	7		54	(6)	0	(1)
Henry Hub Natural Gas July Futures	06/2031	3		23	(2)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas June Futures	05/2030	7	$	52	$(8)	$0	$(1)
Henry Hub Natural Gas June Futures	05/2031	3		22	(4)	0	0
Henry Hub Natural Gas March Futures	02/2030	7		58	(2)	0	0
Henry Hub Natural Gas March Futures	02/2031	3		24	(1)	0	0
Henry Hub Natural Gas May Futures	04/2030	7		50	(10)	0	(1)
Henry Hub Natural Gas May Futures	04/2031	3		20	(5)	0	0
Henry Hub Natural Gas November Futures	10/2030	7		59	(1)	0	(1)
Henry Hub Natural Gas November Futures	10/2031	3		25	0	0	0
Henry Hub Natural Gas October Futures	09/2030	7		55	(5)	0	(1)
Henry Hub Natural Gas October Futures	09/2031	3		23	(2)	0	0
Henry Hub Natural Gas September Futures	08/2030	7		54	(6)	0	(1)
Henry Hub Natural Gas September Futures	08/2031	3		23	(2)	0	0
Iron Ore July Futures	07/2025	518		5,134	21	0	(69)
Japan Government 10-Year Bond June Futures	06/2025	8		7,382	23	54	0
Lean Hogs October Futures	10/2025	91		2,956	(66)	0	(15)
Live Cattle June Futures	06/2025	57		4,643	106	0	(27)
Live Cattle October Futures	10/2025	17		1,352	1	0	(6)
Natural Gas June Futures	05/2025	125		5,321	21	90	0
Natural Gas September Futures	08/2025	90		4,054	306	70	0
New York Harbor December Futures	11/2025	16		1,519	15	31	0
New York Harbor June Futures	05/2025	60		5,693	35	127	0
New York Harbor September Futures	08/2025	58		5,500	45	119	0
Nickel July Futures	07/2025	30		2,872	(44)	0	(44)
Nickel May Futures	05/2025	71		6,739	(324)	0	0
Nickel September Futures	09/2025	5		483	(19)	0	(15)
RBOB Gasoline September Futures	08/2025	126		11,567	64	238	0
Silver July Futures	07/2025	70		12,227	457	0	(68)
Silver May Futures	05/2025	51		8,826	370	0	(52)
Silver September Futures	09/2025	14		2,465	110	0	(13)
Soybean July Futures	07/2025	203		10,437	80	0	(91)
Soybean Meal July Futures	07/2025	272		8,144	(133)	0	(41)
Sugar No. 11 July Futures	06/2025	111		2,319	(44)	0	(12)
Sugar No. 11 October Futures	09/2025	92		1,940	(63)	0	(9)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,555		177,464	804	146	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	230		28,118	(202)	101	0
WTI Crude December Futures	11/2025	95		6,405	166	142	0
WTI Crude June Futures	05/2025	309		21,924	32	633	0
WTI Crude September Futures	08/2025	60		4,139	(3)	106	0
Zinc July Futures	07/2025	78		5,568	(319)	0	0
Zinc May Futures	05/2025	56		3,988	(359)	0	0
Zinc September Futures	09/2025	24		1,716	(57)	0	(57)

					$(6,587)	$4,358	$(1,143)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	2,556	$	(676,959)	$(220)	$173	$(207)
Aluminum July Futures	07/2025	148		(9,384)	405	0	0
Aluminum May Futures	05/2025	71		(4,490)	80	0	0
Aluminum September Futures	09/2025	66		(4,202)	186	0	0
Brent Crude June Futures	04/2025	309		(23,104)	(298)	0	(621)
Brent Crude September Futures	07/2025	12		(871)	(18)	0	(22)
Copper July Futures	07/2025	41		(5,208)	(337)	98	0
Copper May Futures	05/2025	129		(16,235)	(1,471)	310	0
Euro-BOBL June Futures	06/2025	10		(1,274)	(14)	0	(3)
Euro-Bund June Futures	06/2025	250		(34,826)	(2)	105	(2)
Euro-Buxl 30-Year Bond June Futures	06/2025	311		(40,105)	1,742	37	(354)
Euro-Oat June Futures	06/2025	766		(101,621)	2,030	141	(331)
Euro-Schatz June Futures	06/2025	484		(55,975)	48	13	(82)
Gas Oil December Futures	12/2025	22		(1,458)	(8)	0	(32)
Gas Oil June Futures	06/2025	80		(5,414)	45	0	(134)
Gold 100 oz. June Futures	06/2025	707		(222,726)	(6,172)	12	(2,459)
Hard Red Winter Wheat July Futures	07/2025	39		(1,112)	70	0	(9)
Long Gilt June Futures	06/2025	83		(9,831)	0	85	0
Nickel May Futures	05/2025	71		(6,739)	158	0	0
Nickel September Futures	09/2025	1		(97)	2	0	0
U.S. Treasury 2-Year Note June Futures	06/2025	1,733		(359,029)	(1,667)	13	0
U.S. Treasury 5-Year Note June Futures	06/2025	1,921		(207,768)	(1,401)	80	0

116	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	91	$	(10,139)	$16	$16	$0
U.S. Treasury Long-Term Bond June Futures	06/2025	897		(105,201)	(1,559)	0	(168)
Wheat December Futures	12/2025	68		(2,003)	99	0	(20)
Wheat July Futures	07/2025	16		(440)	0	0	(1)
Wheat May Futures	05/2025	3		(81)	8	0	(1)
WTI Crude December Futures	11/2025	50		(3,371)	(111)	0	(75)
WTI Crude September Futures	08/2025	12		(828)	(57)	0	(21)
Zinc July Futures	07/2025	78		(5,568)	140	0	0
Zinc May Futures	05/2025	56		(3,988)	230	0	0

					$(8,076)	$1,083	$(4,542)

Total Futures Contracts					$(14,663)	$5,441	$(5,685)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	183,700	$(1,227)	$(175)	$(1,402)	$183	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		17,600	(116)	(203)	(319)	164	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	6	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	(72)	597	525	0	(94)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	206	59	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	56	720	776	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	218,380	1,246	(1,362)	(116)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		110,100	(1,453)	(4,230)	(5,683)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(470)	(627)	4	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		6,300	(118)	(41)	(159)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		97,230	(842)	(4,104)	(4,946)	261	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		13,000	579	(109)	470	0	(37)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		16,800	0	(132)	(132)	0	(52)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		15,200	0	(150)	(150)	0	(47)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		6,000	0	(60)	(60)	0	(18)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		15,200	0	(153)	(153)	0	(47)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		15,200	0	(157)	(157)	0	(47)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		14,900	0	(167)	(167)	0	(46)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		12,700	0	(155)	(155)	0	(39)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052		65,000	(2,697)	220	(2,477)	0	(497)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	3,536	4,436	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	2,817	3,500	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		50,900	1,074	7,410	8,484	0	(342)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	738	1,249	0	(140)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	3,000	(15)	(106)	(121)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(185)	(213)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(138)	(170)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(171)	(195)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(75)	(86)	2	0
Receive(1)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		22,300	0	22	22	0	(19)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		47,100	0	39	39	0	(40)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		358,400	(12,405)	(1,954)	(14,359)	1,516	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,688	1,911	0	(18)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,958	1,960	0	(18)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,270	3,706	0	(35)
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		121,700	6,134	3,785	9,919	0	(959)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	227	227	18	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	176	181	16	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	43	43	7	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(1,869)	(1,958)	0	(21)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	(62)	(69)	34	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	5	(28)	26	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		50	1	(1)	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	44	45	0	(4)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	133	73	0	(5)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	25	26	0	(3)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(8)	(8)	0	(3)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	275	275	0	(4)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	564	568	0	(6)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	500	525	0	(5)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	1,074	1,092	0	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	CPTFEMU	2.682%	Maturity	10/15/2053		EUR	2,100	$0	$290	$290	$0	$(4)
Pay	CPTFEMU	2.736	Maturity	10/15/2053			3,400	31	501	532	0	(5)
Pay	CPURNSA	2.380	Maturity	10/15/2025	$		200	0	(2)	(2)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025			2,600	0	(26)	(26)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026			3,100	0	(23)	(23)	0	(3)
Pay	CPURNSA	3.043	Maturity	02/21/2026			7,600	0	(31)	(31)	0	(8)
Receive	CPURNSA	2.314	Maturity	02/26/2026			13,700	0	1,754	1,754	21	0
Receive	CPURNSA	2.419	Maturity	03/05/2026			15,300	0	1,870	1,870	22	0
Receive	CPURNSA	2.768	Maturity	05/13/2026			11,500	0	1,160	1,160	19	0
Receive	CPURNSA	2.813	Maturity	05/14/2026			5,500	0	541	541	9	0
Receive	CPURNSA	2.703	Maturity	05/25/2026			10,230	0	1,054	1,054	18	0
Receive	CPURNSA	2.690	Maturity	06/01/2026			600	0	62	62	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028			4,720	405	(970)	(565)	0	(6)
Pay	CPURNSA	2.353	Maturity	05/09/2028			1,820	167	(376)	(209)	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028			2,740	253	(566)	(313)	0	(4)
Pay	CPURNSA	2.364	Maturity	05/10/2028			5,590	519	(1,155)	(636)	0	(9)
Receive	CPURNSA	2.573	Maturity	08/26/2028			1,200	0	103	103	2	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			7,000	455	(1,436)	(981)	0	(9)
Pay	CPURNSA	1.954	Maturity	06/03/2029			1,300	55	(263)	(208)	0	(2)
Pay	CPURNSA	1.280	Maturity	05/19/2030			4,500	(154)	(860)	(1,014)	0	(6)
Pay	UKRPI	3.500	Maturity	08/15/2034		GBP	15,600	88	87	175	70	0
Pay	UKRPI	3.466	Maturity	09/15/2034			12,800	(2)	92	90	53	0

Total Swap Agreements								$(5,821)	$15,647	$9,826	$2,508	$(2,868)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$74	$5,688	$2,508	$8,270	$(344)	$(6,319)	$(2,868)	$(9,531)

(k)	Securities with an aggregate market value of $50,086 and cash of $9,127 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	Future styled option variation margin liability of $(93) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $247 and liability of $(634) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	247,627		$1,657	$6	$0
	04/2025	SGD	6,171		4,616	23	0
	04/2025		$25,622	AUD	40,503	0	(314)
	04/2025		2,975	JPY	448,775	17	0
	05/2025	AUD	40,503		$25,628	313	0
	05/2025	CNH	8,332		1,138	0	(12)
	05/2025	JPY	447,268		2,975	0	(17)
	05/2025		$4,370	CNH	31,641	2	(5)
	05/2025		4,616	SGD	6,162	0	(22)
	06/2025	CNH	57,294		$7,847	0	(79)
	06/2025		$2,838	CNH	20,478	0	(5)
	07/2025	CNH	15,746		$2,186	4	(1)
	08/2025		15,749		2,184	0	(4)

BOA	04/2025	EUR	3,821		4,127	0	(5)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	902,278		615	3	0
	04/2025		$381	CZK	9,328	24	0
	04/2025		394	IDR	6,513,832	0	(2)

118	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	8,147		$1,113	$0	$(11)
	05/2025	IDR	8,050,787		483	1	0
	05/2025		$524	INR	44,989	2	0
	06/2025	CNH	37,079		$5,097	1	(33)
	06/2025		$1,390	CNH	10,043	0	(1)
	06/2025		813	KRW	1,185,486	0	(6)
	08/2025	CNH	11,616		$1,624	10	0
	08/2025	TWD	787		24	0	0

BPS	04/2025	BRL	59,856		10,417	0	(72)
	04/2025	EUR	128,455		134,695	0	(4,203)
	04/2025	GBP	1,490		1,910	0	(15)
	04/2025	IDR	107,750,590		6,500	30	0
	04/2025	JPY	2,394,618		16,062	97	0
	04/2025	SGD	4,136		3,088	9	0
	04/2025	TWD	863,481		26,257	254	0
	04/2025		$1,223	AUD	1,932	0	(16)
	04/2025		10,408	BRL	59,856	85	(4)
	04/2025		5,328	CZK	129,586	288	0
	04/2025		4,077	GBP	3,225	89	0
	04/2025		12,631	IDR	207,137,646	0	(197)
	04/2025		4,925	INR	427,623	72	0
	04/2025		1,066	JPY	160,163	2	0
	04/2025		4,448	KRW	6,459,566	0	(62)
	04/2025		7,030	TWD	230,265	0	(96)
	04/2025	ZAR	35,493		$1,940	7	0
	05/2025	CNH	29,587		4,072	1	(13)
	05/2025	IDR	24,621,592		1,480	4	0
	05/2025	JPY	159,626		1,066	0	(2)
	05/2025		$1,331	BRL	7,643	0	0
	05/2025		5,191	IDR	86,160,720	0	(27)
	05/2025		5,670	INR	486,314	6	0
	05/2025		2,950	SGD	3,946	0	(8)
	05/2025		1,187	THB	40,550	12	0
	06/2025	CNH	87,560		$12,050	0	(64)
	06/2025	KRW	670,557		471	14	0
	06/2025	PLN	768		199	1	0
	06/2025		$11,701	PLN	45,219	42	(100)
	07/2025	TWD	105,524		$3,248	51	0
	08/2025		84,383		2,589	26	0
	10/2025	BRL	45,800		7,640	3	(46)

BRC	04/2025	INR	12,991		148	0	(4)
	04/2025	TRY	2,800		73	0	0
	04/2025		$1,169	IDR	19,143,368	0	(21)
	04/2025		199	ILS	731	0	(3)
	04/2025		151	INR	12,976	0	0
	04/2025		6,685	MYR	29,508	0	(22)
	04/2025		16,727	TRY	663,373	323	0
	05/2025	INR	13,013		$151	0	0
	05/2025	TRY	1,465		37	1	0
	05/2025		$1,621	RON	7,852	82	0
	05/2025		739	TRY	28,720	0	(23)
	06/2025		87	PLN	339	0	0
	06/2025		2,366	TRY	94,428	0	(83)

BSH	04/2025	AUD	40,686		$25,777	354	0
	04/2025	BRL	20,700		3,667	39	0
	04/2025		$3,605	BRL	20,700	23	0
	04/2025		27,545	JPY	4,136,760	35	0
	05/2025	JPY	4,122,828		$27,545	0	(35)
	06/2025		$2,389	PLN	9,198	0	(21)

CBK	04/2025	BRL	5,906		$1,028	0	(7)
	04/2025	CAD	1,299		906	4	0
	04/2025	CHF	703		800	5	0
	04/2025	CNY	116,851		16,274	3	0
	04/2025	DKK	57,041		8,029	0	(239)
	04/2025	IDR	114,380,836		6,895	27	0
	04/2025	ILS	8,844		2,426	47	0
	04/2025	INR	122,023		1,422	0	(6)
	04/2025	JPY	138,300		932	10	0
	04/2025	TWD	151,268		4,617	61	0
	04/2025		$1,029	BRL	5,906	6	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$26,958	CAD	38,400	$0	$(273)
	04/2025		16,292	CNY	116,836	0	(23)
	04/2025		10,193	IDR	167,739,601	0	(124)
	04/2025		8,333	INR	724,875	132	0
	04/2025		264	KRW	386,181	0	(2)
	04/2025		16,418	TWD	537,958	0	(217)
	05/2025	CAD	38,344		$26,958	272	0
	05/2025	CNY	94		13	0	0
	05/2025	IDR	28,800,927		1,734	8	0
	05/2025		$16,274	CNY	116,841	0	(1)
	05/2025		5,173	IDR	85,946,565	0	(22)
	05/2025		494	INR	42,314	0	0
	05/2025		3	THB	99	0	0
	06/2025	CNH	14,591		$2,013	0	(5)
	06/2025	KRW	12,535,153		8,765	229	0
	06/2025		$2,220	CLP	2,105,603	0	(4)
	06/2025		1,284	CNH	9,268	0	(2)
	06/2025		1,410	COP	5,871,771	0	(20)
	07/2025	TWD	193,386		$5,944	85	0
	08/2025		221,675		6,808	74	0

DUB	04/2025	AUD	1,971		1,243	11	0
	04/2025	CAD	37		26	0	0
	04/2025	CHF	11		12	0	0
	04/2025	ILS	11,488		3,148	58	0
	04/2025	JPY	236,300		1,606	31	0
	04/2025	SGD	3,158		2,358	8	0
	04/2025		$8,835	DKK	61,218	37	0
	04/2025		299	EUR	285	9	0
	04/2025		5,065	IDR	84,109,500	0	(19)
	04/2025		783	INR	67,368	3	0
	04/2025		201	NZD	350	0	(2)
	04/2025		848	SGD	1,136	0	(2)
	05/2025	DKK	61,105		$8,835	0	(37)
	05/2025	IDR	3,529,159		212	1	0
	05/2025	NZD	305		175	2	0
	05/2025		$1,243	AUD	1,971	0	(11)
	05/2025		2,358	SGD	3,153	0	(7)
	06/2025	CNH	14,131		$1,964	9	0
	06/2025	KRW	11,748,562		8,206	206	0

FAR	04/2025	BRL	5,556		967	0	(7)
	04/2025	CHF	21,453		24,067	0	(181)
	04/2025	DKK	90,611		12,772	0	(361)
	04/2025	ILS	9,969		2,746	64	0
	04/2025	JPY	1,889,459		12,663	65	0
	04/2025		$968	BRL	5,556	6	0
	04/2025		4,003	HUF	1,476,944	0	(41)
	04/2025		19,659	JPY	2,959,609	73	0
	04/2025		229	TWD	7,508	0	(3)
	04/2025		52	ZAR	957	0	0
	05/2025	JPY	2,949,638		$19,659	0	(73)
	05/2025		$1,115	CNH	8,041	0	(5)
	06/2025		967	BRL	5,626	6	0
	06/2025		2,562	PLN	9,915	0	(8)
	07/2025	CNH	8,010		$1,115	4	0

GLM	04/2025	BRL	333,272		58,420	303	(286)
	04/2025	IDR	60,942,874		3,670	14	0
	04/2025	KRW	1,373,654		936	4	0
	04/2025	TWD	12,885		389	1	0
	04/2025		$57,464	BRL	333,272	939	0
	04/2025		4,716	IDR	77,755,506	0	(51)
	04/2025		360	KRW	526,174	0	(2)
	04/2025	ZAR	19,269		$1,056	6	0
	05/2025	CNH	7,921		1,082	0	(12)
	05/2025	IDR	13,839,010		830	1	0
	05/2025		$3,670	IDR	60,997,926	0	(14)
	06/2025		3,674	CNH	26,574	10	(7)
	06/2025		936	KRW	1,368,664	0	(4)
	06/2025		770	PLN	2,975	0	(4)
	07/2025	BRL	79,500		$13,282	0	(381)
	07/2025	TWD	26,891		827	12	0

120	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$46	TWD	1,495	$0	$(1)
	08/2025		389		12,785	0	(1)
	10/2025	BRL	84,100		$13,807	0	(301)

IND	04/2025	TWD	18,369		562	9	0
	04/2025		$21	CHF	19	0	0
	04/2025		17,097	DKK	118,252	41	0
	05/2025	CHF	19		$21	0	0
	05/2025	DKK	118,032		17,097	0	(41)

JPM	04/2025	BRL	275,866		48,043	4	(305)
	04/2025	EUR	163		176	0	0
	04/2025	IDR	9,468,108		573	4	0
	04/2025	ILS	12,006		3,295	65	0
	04/2025	JPY	2,089,603		14,015	84	0
	04/2025	TWD	19,865		606	8	0
	04/2025		$1,247	AUD	1,971	0	(16)
	04/2025		48,042	BRL	275,866	301	0
	04/2025		142,673	EUR	132,276	357	0
	04/2025		791	IDR	12,990,330	0	(11)
	04/2025		7,625	INR	664,198	131	0
	04/2025		6,252	JPY	943,507	38	0
	04/2025		264	KRW	386,011	0	(2)
	04/2025		1,923	MXN	39,520	7	0
	04/2025		3,049	PHP	177,652	52	0
	04/2025		706	SGD	943	0	(4)
	04/2025		4,572	TWD	149,778	0	(61)
	05/2025	CNH	8,467		$1,159	0	(9)
	05/2025	EUR	132,276		142,905	0	(357)
	05/2025	IDR	9,254,447		557	3	0
	05/2025	JPY	940,343		6,252	0	(38)
	05/2025	THB	31,186		931	9	0
	05/2025		$4,095	CNH	29,681	5	(4)
	05/2025		176	EUR	163	0	0
	05/2025		1,258	TRY	55,910	150	0
	06/2025	CNH	39,297		$5,384	0	(53)
	06/2025		$10,582	MXN	217,309	0	(71)
	06/2025		12,211	PLN	47,187	12	(73)
	07/2025	CNH	15,176		$2,103	1	(2)
	07/2025	TWD	106,828		3,285	49	0
	07/2025		$47,758	BRL	279,649	302	0
	08/2025	CNH	14,370		$1,992	1	(5)
	08/2025	TWD	131,833		4,048	44	0

MBC	04/2025	AUD	1,749		1,094	4	(3)
	04/2025	CHF	1,065		1,203	0	(1)
	04/2025	CZK	6,352		265	0	(10)
	04/2025	EUR	122		131	0	(1)
	04/2025	SEK	2,020		202	1	0
	04/2025	TWD	34,868		1,078	28	0
	04/2025		$26,277	CHF	23,213	0	(39)
	04/2025		474	DKK	3,261	0	(1)
	04/2025		2,587	GBP	2,007	7	(1)
	04/2025		1,565	INR	135,780	21	0
	04/2025		6,004	SGD	8,021	0	(34)
	04/2025		2,929	TWD	96,223	0	(31)
	04/2025	ZAR	43,777		$2,395	10	0
	05/2025	CHF	23,130		26,277	39	0
	05/2025	CNH	14,212		1,959	1	(3)
	05/2025	DKK	3,255		474	1	0
	05/2025	EUR	1,139		1,231	0	(2)
	05/2025	IDR	5,552,132		334	1	0
	05/2025	JPY	52,936		356	2	0
	05/2025		$2,019	CNH	14,639	3	(2)
	05/2025		7,617	THB	255,862	0	(50)
	06/2025	KRW	90,067		$63	1	0
	06/2025		$6,533	PLN	25,215	0	(42)
	07/2025	CNH	7,275		$1,010	1	0
	07/2025	TWD	49,594		1,522	19	0
	08/2025	CNH	20,326		2,826	7	(4)
	08/2025	TWD	46,048		1,407	9	0

MYI	04/2025	CAD	37,076		26,046	281	0
	04/2025	CZK	22,737		991	6	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	DKK	35,084		$4,899	$0	$(186)
	04/2025		$1,132	MYR	5,030	4	0
	04/2025		2,513	SGD	3,363	0	(9)
	04/2025		997	TWD	32,602	0	(15)
	04/2025		23,702	ZAR	433,287	0	(96)
	05/2025	IDR	5,114,186		$307	1	0
	06/2025	CNH	8,346		1,151	0	(4)
	06/2025		$494	PLN	1,958	11	0
	10/2025	BRL	2,000		$326	0	(9)

NGF	06/2025	KRW	10,201,826		7,160	213	0

RYL	06/2025	CNH	45		6	0	0

SCX	04/2025	JPY	126,800		860	14	0
	04/2025	NZD	350		200	1	0
	04/2025	TWD	18,468		569	13	0
	04/2025		$1,458	IDR	23,851,293	0	(27)
	04/2025		1,640	JPY	247,221	8	0
	04/2025		264	KRW	385,600	0	(2)
	04/2025		844	TWD	27,774	0	(8)
	05/2025	CNH	12,350		$1,713	9	0
	05/2025	IDR	2,167,942		131	1	0
	05/2025	JPY	246,392		1,640	0	(8)
	06/2025	CNH	2,925		403	0	(2)
	08/2025	TWD	27,543		844	8	0
	08/2025		$899	CNH	6,444	0	(4)

SSB	04/2025	GBP	4,056		$5,245	6	0
	04/2025		$406	GBP	314	0	0
	05/2025	GBP	314		$406	0	0
	05/2025		$5,245	GBP	4,056	0	(6)

UAG	04/2025	IDR	15,030,659		$906	3	0
	04/2025	JPY	1,826,371		12,275	99	0
	04/2025		$954	IDR	15,805,198	0	(5)
	04/2025		900	TRY	36,292	34	0
	05/2025		906	IDR	15,051,797	0	(4)
	06/2025		689	PLN	2,660	0	(4)

Total Forward Foreign Currency Contracts						$7,748	$(10,085)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(57)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(57)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(56)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	13,300	(307)	(309)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	13,300	(307)	(226)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	40,300	(487)	(681)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(21)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(232)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(80)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(287)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(339)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	85,100	(780)	(860)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	85,100	(780)	(739)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	24,100	(535)	(461)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	24,100	(535)	(492)

							$(5,587)	$(4,840)

Total Written Options							$(5,673)	$(4,897)

122	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$98	$3	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		50	(3)	3	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,257	(139)	140	1	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	450	10	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	155	4	0

							$(828)	$846	$18	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(347)	$0	$(347)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(164)	0	(164)

								$0	$(511)	$0	$(511)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	MLPIREIL Index	161,397	4.980% (FEDL01 plus a specified spread)	Monthly	06/09/2025	$15,203	$0	$14	$14	$0
	Pay	MLPIREIS Index	159,004	4.880% (FEDL01 plus a specified spread)	Monthly	06/09/2025	14,995	0	9	9	0

CBK	Receive	DWRTFT Index	392	4.920% (FEDL01 plus a specified spread)	Monthly	04/16/2025	5,385	0	(22)	0	(22)

CIB	Receive	PIMCODB Index(7)	277,256	0.000%	Monthly	06/15/2026	56,914	0	869	869	0

MAC	Receive	PIMCODB Index(8)	324,740	0.000%	Monthly	08/17/2026	64,127	0	915	915	0

MYI	Receive	DWRTFT Index	1,273	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	18,169	0	(749)	0	(749)
	Receive	DWRTFT Index	865	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025	11,882	0	(46)	0	(46)
	Receive	DWRTFT Index	799	4.820% (FEDL01 plus a specified spread)	Monthly	05/07/2025	10,976	0	(43)	0	(43)
	Receive	DWRTFT Index	1,761	4.860%	Monthly	06/04/2025	24,190	0	(88)	0	(88)
	Receive	DWRTFT Index	1,905	4.920% (FEDL01 plus a specified spread)	Monthly	02/18/2026	26,168	0	(49)	0	(49)

								$0	$810	$1,807	$(997)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	Herc Holdings Inc.	232	4.080% (FEDL01 plus a specified spread)	Monthly	08/20/2025	$	31	$0	$0	$0	$0
	Pay	Synopsys Inc.	276	4.330% (FEDL01 plus a specified spread)	Monthly	01/21/2026		118	0	0	0	0
	Pay	Rocket Companies, Inc.	9,194	2.370%	Monthly	03/11/2026		111	0	(7)	0	(7)

BRC	Pay	Capital One Financial Corp.	1,835	4.470%	Monthly	02/18/2026		329	0	1	1	0

GST	Pay	Amcor Plc	34,800	4.330% (FEDL01 plus a specified spread)	Monthly	12/03/2025		338	0	1	1	0

MYI	Pay	Chevron Corp.	2,870	4.330% (FEDL01 plus a specified spread)	Monthly	07/09/2025		480	0	2	2	0

									$0	$(3)	$4	$(7)

Total Swap Agreements									$(828)	$1,142	$1,829	$(1,515)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$365	$0	$0	$365	$(459)	$0	$0	$(459)	$(94)	$0	$(94)
BOA	43	0	23	66	(58)	0	(7)	(65)	1	75	76
BPS	1,093	0	0	1,093	(4,925)	0	0	(4,925)	(3,832)	3,944	112
BRC	406	0	1	407	(156)	(648)	0	(804)	(397)	0	(397)
BSH	451	0	0	451	(56)	0	0	(56)	395	(340)	55
CBK	963	0	0	963	(945)	(702)	(22)	(1,669)	(706)	0	(706)
CIB	0	0	869	869	0	0	0	0	869	(600)	269
DUB	375	0	0	375	(78)	0	0	(78)	297	(300)	(3)
FAR	218	0	0	218	(679)	0	0	(679)	(461)	588	127
GLM	1,290	0	0	1,290	(1,064)	(2,594)	0	(3,658)	(2,368)	(210)	(2,578)
GST	0	0	5	5	0	0	0	0	5	0	5
IND	50	0	0	50	(41)	0	0	(41)	9	0	9
JPM	1,627	0	0	1,627	(1,011)	0	0	(1,011)	616	(370)	246
MAC	0	0	915	915	0	0	0	0	915	(320)	595
MBC	155	0	0	155	(224)	0	0	(224)	(69)	0	(69)
MYC	0	0	10	10	0	(953)	(511)	(1,464)	(1,454)	616	(838)
MYI	303	0	2	305	(319)	0	(975)	(1,294)	(989)	4,487	3,498
NGF	213	0	0	213	0	0	0	0	213	0	213
SCX	54	0	0	54	(51)	0	0	(51)	3	(237)	(234)
SSB	6	0	0	6	(6)	0	0	(6)	0	0	0
UAG	136	0	4	140	(13)	0	0	(13)	127	(10)	117

Total Over the Counter	$7,748	$0	$1,829	$9,577	$(10,085)	$(4,897)	$(1,515)	$(16,497)

(m)

Securities with an aggregate market value of $9,710 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.1%	$2,908
Arabica Coffee September 2025 Futures	4.7	2,681
Brent Crude September 2025 Futures	8.8	5,003
Cocoa September 2025 Futures	1.6	933
Copper September 2025 Futures	0.8	467
Corn September 2025 Futures	4.6	2,641
Gas Oil September 2025 Futures	3.1	1,742
Gold 100 oz. August 2025 Futures	6.2	3,540
Gold 100 oz. June 2025 Futures	17.7	10,051
Lean Hogs August 2025 Futures	3.4	1,918
Live Cattle August 2025 Futures	1.6	899
New York Harbor ULSD September 2025 Futures	2.2	1,252
Nickel September 2025 Futures	0.5	256
NYMEX — Natural Gas September 2025 Futures	4.7	2,669
RBOB Gasoline September 2025 Futures	8.7	4,969

124	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Silver May 2025 Futures	9.2%	$5,259
Silver September 2025 Futures	2.7	1,565
Sugar No. 11 October 2025 Futures	2.2	1,246
WTI Crude September 2025 Futures	2.8	1,594
Zinc September 2025 Futures	2.0	1,121

Total Long Futures Contracts		$52,714

Cash	7.4%	$4,200

Total Notional Amount		$56,914

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.0%	$3,230
Arabica Coffee September 2025 Futures	4.7	3,028
Brent Crude November 2025 Futures	8.6	5,549
Cocoa September 2025 Futures	1.6	1,024
Copper September 2025 Futures	0.8	533
Corn September 2025 Futures	4.5	2,916
Gas Oil November 2025 Futures	3.0	1,930
Gold 100 oz. December 2025 Futures	6.2	3,951
Gold 100 oz. June 2025 Futures	17.5	11,216
Lean Hogs October 2025 Futures	3.3	2,138
Live Cattle October 2025 Futures	1.5	996
New York Harbor ULSD November 2025 Futures	2.2	1,399
Nickel September 2025 Futures	0.5	290
NYMEX — Natural Gas September 2025 Futures	4.6	2,923
RBOB Gasoline November 2025 Futures	8.6	5,511
Silver July 2025 Futures	9.3	5,979
Silver September 2025 Futures	2.8	1,777
Sugar No. 11 October 2025 Futures	2.2	1,402
WTI Crude November 2025 Futures	2.8	1,767
Zinc September 2025 Futures	2.0	1,258

Total Long Futures Contracts		$58,817

Cash	8.3%	$5,310

Total Notional Amount		$64,127

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$74	$0	$0	$0	$0	$74
Futures	3,576	0	116	0	1,996	5,688
Swap Agreements	0	0	0	0	2,508	2,508

	$3,650	$0	$116	$0	$4,504	$8,270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,748	$0	$7,748
Swap Agreements	1,784	18	27	0	0	1,829

	$1,784	$18	$27	$7,748	$0	$9,577

	$5,434	$18	$143	$7,748	$4,504	$17,847

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$344	$0	$0	$0	$0	$344
Futures	4,397	0	543	0	1,379	6,319
Swap Agreements	0	0	0	0	2,868	2,868

	$4,741	$0	$543	$0	$4,247	$9,531

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,085	$0	$10,085
Written Options	0	0	0	0	4,897	4,897
Swap Agreements	0	0	1,004	0	511	1,515

	$0	$0	$1,004	$10,085	$5,408	$16,497

	$4,741	$0	$1,547	$10,085	$9,655	$26,028

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(906)	$0	$0	$0	$0	$(906)
Written Options	(1,553)	0	0	0	1,070	(483)
Futures	(49,577)	0	(2,442)	0	7,713	(44,306)
Swap Agreements	0	0	0	0	(3,612)	(3,612)

	$(52,036)	$0	$(2,442)	$0	$5,171	$(49,307)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,781	$0	$16,781
Written Options	0	0	0	0	2,539	2,539
Swap Agreements	(1,709)	244	4,201	0	0	2,736

	$(1,709)	$244	$4,201	$16,781	$2,539	$22,056

	$(53,745)	$244	$1,759	$16,781	$7,710	$(27,251)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$542	$0	$0	$0	$0	$542
Written Options	180	0	0	0	(812)	(632)
Futures	(9,073)	0	0	0	(1,564)	(10,637)
Swap Agreements	0	0	0	0	11,959	11,959

	$(8,351)	$0	$0	$0	$9,583	$1,232

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,100)	$0	$(5,100)
Written Options	0	0	0	0	(1,010)	(1,010)
Swap Agreements	(648)	(88)	(928)	0	(79)	(1,743)

	$(648)	$(88)	$(928)	$(5,100)	$(1,089)	$(7,853)

	$(8,999)	$(88)	$(928)	$(5,100)	$8,494	$(6,621)

126	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,924	$0	$25,924
Industrials	0	197	0	197
Utilities	0	430	0	430
U.S. Government Agencies	0	504,716	0	504,716
U.S. Treasury Obligations	0	1,107,113	0	1,107,113
Non-Agency Mortgage-Backed Securities	0	12,711	0	12,711
Asset-Backed Securities
CMBS Other	0	14,921	0	14,921
Home Equity Other	0	23,782	0	23,782
Home Equity Sequential	0	30	0	30
Whole Loan Collateral	0	12,823	0	12,823
Other ABS	0	88,365	0	88,365
Sovereign Issues	0	189,017	0	189,017
Common Stocks
Communication Services	413	0	0	413
Consumer Discretionary	361	0	0	361
Consumer Staples	470	0	0	470
Energy	447	0	0	447
Financials	307	0	0	307
Health Care	223	0	0	223
Industrials	403	0	0	403
Information Technology	253	0	0	253
Materials	665	0	0	665
Real Estate	107	0	0	107
Preferred Securities
Banking & Finance	0	676	0	676
Real Estate Investment Trusts
Real Estate	85,298	0	0	85,298
Commodities	0	421,721	0	421,721
Short-Term Instruments
Mutual Funds	0	546	0	546

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$47,494	$0	$47,494
U.S. Treasury Bills	0	4,332	0	4,332

	$88,947	$2,454,798	$0	$2,543,745

Investments in Affiliates, at Value
Mutual Funds	178,350	0	0	178,350
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,934	0	0	1,934

	$180,284	$0	$0	$180,284

Total Investments	$269,231	$2,454,798	$0	$2,724,029

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(26,048)	$0	$(26,048)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,175	2,848	0	8,023
Over the counter	0	9,577	0	9,577

	$5,175	$12,425	$0	$17,600

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,861)	(3,036)	0	(8,897)
Over the counter	0	(16,497)	0	(16,497)

	$(5,861)	$(19,533)	$0	$(25,394)

Total Financial Derivative Instruments	$(686)	$(7,108)	$0	$(7,794)

Totals	$268,545	$2,421,642	$0	$2,690,187

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund each have established a Cayman Islands exempted company, (each, a “Subsidiary” and collectively, the “Subsidiaries”), which is wholly-owned and controlled by each respective Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiaries.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss)

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on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly

PIMCO CommodityRealReturn Strategy Fund®	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

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Notes to Financial Statements	(Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of

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derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis

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Notes to Financial Statements	(Cont.)

of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

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∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2025 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Commodity Strategy Active Exchange-Traded Fund	$0	$58,999	$0	$0	$1,101	$60,100	$36	$0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	113,109	8,040	0	0	(2,899)	118,250	8,093	0

PIMCO Short-Term Floating NAV Portfolio III	15,197	684,549	(697,800)	(13)	1	1,934	251	0

Totals	$128,306	$751,588	$(697,800)	$(13)	$(1,797)	$180,284	$8,380	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely

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by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$147,880	$24,018	$0	$0	$799	$172,697	$8,384	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$5,169	$259,786	$(264,900)	$(9)	$1	$47	$189	$0

PIMCO Real Return Fund	11,268	3,568,301	(3,568,100)	(61)	1	11,409	4,582	0

PIMCO RealEstateRealReturn Strategy Fund	39	817,673	(815,700)	10	0	2,022	370	0

PIMCO CommoditiesPLUS® Strategy Fund	59,749	295,476	(280,100)	37	1	75,163	3,103	0

PIMCO CommodityRealReturn Strategy Fund®	73,328	2,811,111	(2,582,000)	173	(24)	302,588	8,426	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of

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Notes to Financial Statements	(Cont.)

shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs,

CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in

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the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund and the PIMCO CommoditiesPLUS® Strategy Fund each may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act,

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Notes to Financial Statements	(Cont.)

which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund

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Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the

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Notes to Financial Statements	(Cont.)

Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A

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liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or

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(ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for more detailed description of the risks of investing in a Fund.

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	—	—	—	X

Acquired Fund	—	—	—	—	—	X

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	—

High Yield and Distressed Company	—	—	—	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Model	—	—	—	X	X	X

Commodity	X	—	—	X	X	X

Equity	X	X	X	—	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Real Estate	—	—	X	—	—	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	—	X	X

Tax	—	—	—	X	X	X

Subsidiary	—	—	—	X	X	X

Value Investing	—	—	—	—	—	X

Arbitrage	—	—	—	—	—	X

Convertible Securities	—	—	—	—	—	X

Small-Cap and Mid-Cap Company	—	—	—	—	—	X

Gold-Related	—	—	—	—	X	X

Oil-Related	—	—	—	X	—	—

Exchange-Traded Fund	—	—	—	—	—	X

Collateralized Loan Obligations	—	X	X	—	X	—

LIBOR Transition	X	—	X	X	X	X

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

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Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio

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securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with a Fund’s subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics.

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Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Oil-Related Risk is the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a

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Notes to Financial Statements	(Cont.)

future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

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govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A	N/A	N/A
PIMCO Real Return Fund	0.25%	0.20%	0.30%	0.40%	(1)	0.20%		0.35%	0.35%	0.35%
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	0.40%	N/A
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	N/A		0.45%	0.45%	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.49%	0.25%	0.35%	0.45%	(1)	0.25%		0.45%	0.45%	0.45%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.45%	N/A	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Real Return Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to

0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Real Return Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest

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expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for

I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Real Return Fund	$10

PIMCO RealEstateRealReturn Strategy Fund	1

PIMCO CommoditiesPLUS® Strategy Fund	12

PIMCO CommodityRealReturn Strategy Fund®	27

PIMCO Inflation Response Multi-Asset Fund	6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the IRMA Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $1,016,128.

PIMCO Cayman Commodity Fund III Ltd. (the “Commodity Subsidiary III”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary III’s portfolio pursuant to which the Commodity Subsidiary III pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommoditiesPLUS® Strategy Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the

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Notes to Financial Statements	(Cont.)

Commodity Subsidiary III to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary III is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $7,129,922. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary III.

PIMCO Cayman Commodity Fund I Ltd. (the “Commodity Subsidiary I”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary I’s portfolio pursuant to which the Commodity Subsidiary I pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommodityRealReturn Strategy Fund®’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary I to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary I is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $3,250,676. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary I.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary VII”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary VII’s portfolio pursuant to which the Commodity Subsidiary VII pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary VII to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary VII is in place. The waiver is reflected on the

Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $3,500,459. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary VII.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$1,120,560	$1,121,810	$3,847	$7,881

PIMCO Real Return Fund	19,895,878	19,852,350	215,433	252,370

PIMCO RealEstateRealReturn Strategy Fund	1,440,398	1,545,959	243,921	285,853

PIMCO CommoditiesPLUS® Strategy Fund	4,539,519	4,388,221	1,007,162	228,327

PIMCO CommodityRealReturn Strategy Fund®	11,733,762	12,946,122	57,647	187,043

PIMCO Inflation Response Multi-Asset Fund	7,918,462	7,921,648	173,244	200,853

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO Real Return Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	11,469	$136,297	5,977	$76,054	117,432	$1,184,562	122,236	$1,214,611

I-2	376	4,602	292	3,688	18,586	187,030	17,421	172,897

I-3	N/A	N/A	N/A	N/A	186	1,873	850	8,346

Administrative Class	N/A	N/A	N/A	N/A	8,681	87,703	19,082	188,031

Class A	N/A	N/A	N/A	N/A	12,338	124,729	11,572	115,308

Class C	N/A	N/A	N/A	N/A	164	1,649	271	2,706

Class R	N/A	N/A	N/A	N/A	2,604	26,326	2,274	22,669
Issued as reinvestment of distributions

Institutional Class	1,740	20,949	1,995	25,386	18,686	187,845	19,203	190,602

I-2	33	399	38	478	1,739	17,484	2,238	22,226

I-3	N/A	N/A	N/A	N/A	70	701	95	942

Administrative Class	N/A	N/A	N/A	N/A	1,113	11,178	922	9,137

Class A	N/A	N/A	N/A	N/A	2,809	28,205	3,097	30,734

Class C	N/A	N/A	N/A	N/A	107	1,070	164	1,625

Class R	N/A	N/A	N/A	N/A	510	5,117	505	5,012
Cost of shares redeemed

Institutional Class	(11,092)	(135,896)	(27,702)	(344,988)	(163,857)	(1,648,619)	(238,345)	(2,358,276)

I-2	(594)	(7,249)	(418)	(5,199)	(30,341)	(306,159)	(57,763)	(573,798)

I-3	N/A	N/A	N/A	N/A	(869)	(8,751)	(2,135)	(21,183)

Administrative Class	N/A	N/A	N/A	N/A	(16,295)	(163,756)	(14,281)	(141,807)

Class A	N/A	N/A	N/A	N/A	(30,156)	(303,493)	(42,316)	(420,180)

Class C	N/A	N/A	N/A	N/A	(2,162)	(21,772)	(4,332)	(42,877)

Class R	N/A	N/A	N/A	N/A	(4,190)	(42,276)	(5,657)	(56,118)

Net increase (decrease) resulting from Fund share transactions	1,932	$19,102	(19,818)	$(244,581)	(62,845)	$(629,354)	(164,899)	$(1,629,393)

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Notes to Financial Statements	(Cont.)

	PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Strategy Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,499	$147,419	4,496	$104,642	95,206	$655,248	94,102	$636,857

I-2	508	12,675	289	6,316	122,153	824,188	116,778	776,964

I-3	1	35	8	173	2,363	15,834	2,357	15,564

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	201	4,189	246	4,589	9,879	64,093	11,332	73,646

Class C	8	119	26	341	605	3,266	801	4,367

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	333	8,703	0	0	23,726	158,006	6,821	46,615

I-2	14	362	0	0	25,951	169,531	6,258	42,027

I-3	1	25	0	0	300	1,951	61	407

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	102	2,137	0	0	1,184	7,466	296	1,911

Class C	7	104	0	0	151	800	39	210

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(7,362)	(191,021)	(10,636)	(246,062)	(120,440)	(816,528)	(111,585)	(750,660)

I-2	(665)	(16,768)	(1,730)	(37,342)	(79,034)	(529,149)	(87,352)	(581,132)

I-3	(25)	(609)	(84)	(1,866)	(1,162)	(7,774)	(1,356)	(8,915)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,219)	(25,357)	(1,990)	(37,421)	(8,895)	(57,375)	(13,145)	(83,820)

Class C	(152)	(2,174)	(371)	(4,757)	(919)	(4,998)	(1,267)	(6,825)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(2,749)	$(60,161)	(9,746)	$(211,387)	71,068	$484,559	24,140	$167,216

154	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2025

PIMCO CommodityRealReturn Strategy Fund®				PIMCO Inflation Response Multi-Asset Fund

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

38,187	$512,856	85,218	$1,117,490	40,629	$339,187	49,057	$388,018

26,563	353,800	35,393	458,492	2,221	18,469	4,053	31,576

2,081	27,684	1,276	16,581	1,711	14,172	1,033	8,127

3,114	39,960	3,656	46,056	N/A	N/A	N/A	N/A

3,462	43,671	5,115	63,123	542	4,433	1,339	10,085

223	2,475	366	4,003	N/A	N/A	N/A	N/A

322	3,863	538	6,297	N/A	N/A	N/A	N/A

4,607	61,428	2,066	26,941	7,461	61,316	365	2,950

1,891	24,954	511	6,597	158	1,296	3	22

118	1,554	25	328	54	446	1	11

243	3,087	60	744	N/A	N/A	N/A	N/A

435	5,454	116	1,427	111	889	0	0

60	660	17	185	N/A	N/A	N/A	N/A

68	806	18	211	N/A	N/A	N/A	N/A

(165,480)	(2,165,030)	(123,403)	(1,617,353)	(52,984)	(441,350)	(80,666)	(628,431)

(29,262)	(388,587)	(55,623)	(723,915)	(6,139)	(51,189)	(19,004)	(146,917)

(2,164)	(28,601)	(1,923)	(25,013)	(697)	(5,797)	(220)	(1,687)

(2,305)	(29,499)	(3,789)	(47,584)	N/A	N/A	N/A	N/A

(8,132)	(102,645)	(10,387)	(128,757)	(2,105)	(16,978)	(5,600)	(42,613)

(1,086)	(11,934)	(2,194)	(24,042)	N/A	N/A	N/A	N/A

(779)	(9,281)	(1,602)	(18,923)	N/A	N/A	N/A	N/A

(127,834)	$(1,653,325)	(64,546)	$(837,112)	(9,038)	$(75,106)	(49,639)	$(378,859)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	4	0%	67%

PIMCO Real Return Fund	2	0	35%	0%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	45%

PIMCO CommoditiesPLUS® Strategy Fund	2	0	74%	0%

PIMCO CommodityRealReturn Strategy Fund®	3	0	44%	0%

PIMCO Inflation Response Multi-Asset Fund	1	0	53%	0%

14. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund III Ltd., PIMCO Cayman Commodity Fund I Ltd. and PIMCO Cayman Commodity Fund VII, Ltd., each a Cayman Islands exempted company (each, a “Commodity Subsidiary” and collectively, “the Commodity Subsidiaries”), were incorporated as wholly-owned

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Notes to Financial Statements	(Cont.)

subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund, respectively (each, a “Fund” and collectively, the “Funds”) in order to effect certain investments for each Fund consistent with each Fund’s investment objectives and policies as specified in each Fund’s prospectus and statement of additional information. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of each Fund and its respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Funds and the Commodity Subsidiaries, comprising the entire issued share capital of the respective Commodity Subsidiary, with the intent that each Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by the each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Fund.

Fund Name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	04/14/2010	24.8%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	10.8%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	30.3%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

Each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of

156	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2025

the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Funds’ recognition of its Subsidiary’s “subpart F income” will increase the Funds’ tax basis in its Subsidiary. Distributions by the Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Funds’ tax basis in its Subsidiary. “Subpart F income” is generally treated by a Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If a Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Long-Term Real Return Fund	$1,011	$0	$(41,040)	$(1)	$(186,033)	$0	$0	$(226,063)

PIMCO Real Return Fund	0	0	(541,171)	(3,359)	(716,664)	0	0	(1,261,194)

PIMCO RealEstateRealReturn Strategy Fund	0	0	3,334	0	(54,896)	0	(2,854)	(54,416)

PIMCO CommoditiesPLUS® Strategy Fund	28,652	0	318,441	0	(143,086)	0	0	204,007

PIMCO CommodityRealReturn Strategy Fund®	185,226	0	(33,429)	0	(1,067,322)	0	0	(915,525)

PIMCO Inflation Response Multi-Asset Fund	8,498	0	99,920	0	(91,312)	0	0	17,106

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, other temporary differences, and controlled foreign corporation (CFC) transactions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Notes to Financial Statements	(Cont.)	March 31, 2025

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$88,725	$97,308

PIMCO Real Return Fund	452,394	264,270

PIMCO RealEstateRealReturn Strategy Fund	54,896	0

PIMCO CommoditiesPLUS® Strategy Fund*	68,036	75,050

PIMCO CommodityRealReturn Strategy Fund®	435,237	632,085

PIMCO Inflation Response Multi-Asset Fund	81,408	9,904

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Long-Term Real Return Fund	$628,466	$11,367	$(52,368)	$(41,001)

PIMCO Real Return Fund	9,989,016	290,665	(834,665)	(544,000)

PIMCO RealEstateRealReturn Strategy Fund	953,355	39,493	(36,067)	3,426

PIMCO CommoditiesPLUS® Strategy Fund	5,146,574	447,775	(129,694)	318,081

PIMCO CommodityRealReturn Strategy Fund®	5,017,773	246,178	(267,264)	(21,086)

PIMCO Inflation Response Multi-Asset Fund	2,586,187	279,836	(180,071)	99,765

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, other temporary differences and controlled foreign corporation (CFC) transactions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Long-Term Real Return Fund	$21,352	$0	$0	$19,464	$0	$6,419

PIMCO Real Return Fund	266,502	0	4,955	214,970	0	66,037

PIMCO RealEstateRealReturn Strategy Fund	11,500	0	0	0	0	0

PIMCO CommoditiesPLUS® Strategy Fund	362,509	0	0	97,011	0	0

PIMCO CommodityRealReturn Strategy Fund®	114,012	0	0	42,007	0	0

PIMCO Inflation Response Multi-Asset Fund	65,056	0	0	3,002	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

158	PIMCO REAL RETURN STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Long-Term Real Return Fund,

PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund,

PIMCO CommodityRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO Long-Term Real Return Fund (2)

PIMCO Real Return Fund (1)

PIMCO RealEstateRealReturn Strategy Fund (2)

PIMCO CommoditiesPLUS Strategy Fund (1)*

PIMCO CommodityRealReturn Strategy Fund (1)*

PIMCO Inflation Response Multi-Asset Fund (2)*

(1)	Statement of operations for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024
*	The financial statements for PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

CEW	Canadian Imperial Bank of Commerce World Markets	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

ICE	IntercontinentalExchange®

Index/Spread Abbreviations:

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	OPIS	Oil Price Information Service

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	PIMCODBU	PIMCO Custom Commodity Basket

BCOMTR1	Bloomberg Custom Commodity Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RBCAEC0T	Custom Commodity Forward Index

BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RBCAECR1	Custom Commodity Forward Index

BOBL	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAECT0	Custom Commodity Forward Index

BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG GA	Singapore Gasoil (Platts)

CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SNG KEROS	Singapore Jet Kerosene (Platts)

CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	MLPIREIL	Merrill Lynch Custom Equity Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MLPIREIS	Merrill Lynch Custom Equity Index	SPGCINP	S&P GSCI Industrial Metals ER

CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

ALT	Alternate Loan Trust	OAT	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	oz.	Ounce	TBD	To-Be-Determined

CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate

DAC	Designated Activity Company	REIT	Real Estate Investment Trust

160	PIMCO REAL RETURN STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0251	$0.0000	$0.0000	$0.0251

November 2024	$0.0344	$0.0000	$0.0000	$0.0344

December 2024	$0.0314	$0.0000	$0.0000	$0.0314

January 2025	$0.0047	$0.0000	$0.0000	$0.0047

February 2025	$0.0210	$0.0000	$0.0000	$0.0210

March 2025	$0.1121	$0.0000	$0.0000	$0.1121

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0241	$0.0000	$0.0000	$0.0241

November 2024	$0.0334	$0.0000	$0.0000	$0.0334

December 2024	$0.0304	$0.0000	$0.0000	$0.0304

January 2025	$0.0037	$0.0000	$0.0000	$0.0037

February 2025	$0.0201	$0.0000	$0.0000	$0.0201

March 2025	$0.1111	$0.0000	$0.0000	$0.1111

PIMCO Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0207	$0.0000	$0.0000	$0.0207

November 2024	$0.0183	$0.0000	$0.0000	$0.0183

December 2024	$0.0167	$0.0000	$0.0000	$0.0167

January 2025	$0.0079	$0.0000	$0.0000	$0.0079

February 2025	$0.0070	$0.0000	$0.0000	$0.0070

March 2025	$0.0645	$0.0000	$0.0000	$0.0645

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0198	$0.0000	$0.0000	$0.0198

November 2024	$0.0175	$0.0000	$0.0000	$0.0175

December 2024	$0.0158	$0.0000	$0.0000	$0.0158

January 2025	$0.0070	$0.0000	$0.0000	$0.0070

February 2025	$0.0063	$0.0000	$0.0000	$0.0063

March 2025	$0.0636	$0.0000	$0.0000	$0.0636

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0194	$0.0000	$0.0000	$0.0194

November 2024	$0.0171	$0.0000	$0.0000	$0.0171

December 2024	$0.0154	$0.0000	$0.0000	$0.0154

January 2025	$0.0066	$0.0000	$0.0000	$0.0066

February 2025	$0.0059	$0.0000	$0.0000	$0.0059

March 2025	$0.0632	$0.0000	$0.0000	$0.0632

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0185	$0.0000	$0.0000	$0.0185

November 2024	$0.0162	$0.0000	$0.0000	$0.0162

December 2024	$0.0145	$0.0000	$0.0000	$0.0145

January 2025	$0.0057	$0.0000	$0.0000	$0.0057

February 2025	$0.0051	$0.0000	$0.0000	$0.0051

March 2025	$0.0624	$0.0000	$0.0000	$0.0624

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0172	$0.0000	$0.0000	$0.0172

November 2024	$0.0149	$0.0000	$0.0000	$0.0149

December 2024	$0.0133	$0.0000	$0.0000	$0.0133

January 2025	$0.0044	$0.0000	$0.0000	$0.0044

February 2025	$0.0039	$0.0000	$0.0000	$0.0039

March 2025	$0.0612	$0.0000	$0.0000	$0.0612

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0129	$0.0000	$0.0000	$0.0129

November 2024	$0.0106	$0.0000	$0.0000	$0.0106

December 2024	$0.0090	$0.0000	$0.0000	$0.0090

January 2025	$0.0000	$0.0000	$0.0000	$0.0000

February 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2025	$0.0571	$0.0000	$0.0000	$0.0571

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0151	$0.0000	$0.0000	$0.0151

November 2024	$0.0128	$0.0000	$0.0000	$0.0128

December 2024	$0.0111	$0.0000	$0.0000	$0.0111

January 2025	$0.0022	$0.0000	$0.0000	$0.0022

February 2025	$0.0020	$0.0000	$0.0000	$0.0020

March 2025	$0.0592	$0.0000	$0.0000	$0.0592

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0564	$0.0000	$0.0000	$0.0564

March 2025	$0.2452	$0.0000	$0.1910	$0.4362

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0476	$0.0000	$0.0000	$0.0476

March 2025	$0.2418	$0.0000	$0.1884	$0.4301

162	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0421	$0.0000	$0.0000	$0.0421

March 2025	$0.2398	$0.0000	$0.1869	$0.4267

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0331	$0.0000	$0.0000	$0.0331

March 2025	$0.2359	$0.0000	$0.1838	$0.4197

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0110	$0.0000	$0.0000	$0.0110

March 2025	$0.2258	$0.0000	$0.1759	$0.4017

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1534	$0.0000	$0.0000	$0.1534

March 2025	$0.0770	$0.0000	$0.0000	$0.0770

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1518	$0.0000	$0.0000	$0.1518

March 2025	$0.0758	$0.0000	$0.0000	$0.0758

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1512	$0.0000	$0.0000	$0.1512

March 2025	$0.0752	$0.0000	$0.0000	$0.0752

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1445	$0.0000	$0.0000	$0.1445

March 2025	$0.0718	$0.0000	$0.0000	$0.0718

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1343	$0.0000	$0.0000	$0.1343

March 2025	$0.0640	$0.0000	$0.0000	$0.0640

PIMCO CommodityRealReturn Strategy Fund®
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0707	$0.0000	$0.0000	$0.0707

March 2025	$0.0786	$0.0000	$0.0000	$0.0786

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0669	$0.0000	$0.0000	$0.0669

March 2025	$0.0759	$0.0000	$0.0000	$0.0759

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Distribution Information	(Cont.)	(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0633	$0.0000	$0.0000	$0.0633

March 2025	$0.0739	$0.0000	$0.0000	$0.0739

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0627	$0.0000	$0.0000	$0.0627

March 2025	$0.0724	$0.0000	$0.0000	$0.0724

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0542	$0.0000	$0.0000	$0.0542

March 2025	$0.0662	$0.0000	$0.0000	$0.0662

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0311	$0.0000	$0.0000	$0.0311

March 2025	$0.0510	$0.0000	$0.0000	$0.0510

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0471	$0.0000	$0.0000	$0.0471

March 2025	$0.0612	$0.0000	$0.0000	$0.0612

PIMCO Inflation Response Multi-Asset Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1132	$0.0000	$0.0000	$0.1132

March 2025	$0.0074	$0.0000	$0.0000	$0.0074

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1101	$0.0000	$0.0000	$0.1101

March 2025	$0.0058	$0.0000	$0.0000	$0.0058

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1094	$0.0000	$0.0000	$0.1094

March 2025	$0.0053	$0.0000	$0.0000	$0.0053

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1024	$0.0000	$0.0000	$0.1024

March 2025	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

164	PIMCO REAL RETURN STRATEGY FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Long-Term Real Return Fund	0.00%	0.00%	$21,352	$0

PIMCO Real Return Fund	0.00%	0.00%	266,502	0

PIMCO RealEstateRealReturn Strategy Fund	0.00%	1.31%	11,500	0

PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	362,509	0

PIMCO CommodityRealReturn Strategy Fund®	0.00%	0.00%	114,012	0

PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	65,056	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

166	PIMCO REAL RETURN STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	167

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

168	PIMCO REAL RETURN STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSREALRTNFSTMAR_033125

PIMCO FUNDS

Annual

Financial and Other Information

March 31, 2025

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Certain instruments in which the Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of the Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	05/26/23	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The

Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights	PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class

03/31/2025	$11.14	$0.25	$(1.42)	$(1.17)	$0.00	$0.00	$0.00

03/31/2024	10.50	0.16	0.48	0.64	0.00	0.00	0.00

03/31/2023	12.48	0.08	(0.50)	(0.42)	(1.42)	(0.14)	(1.56)

03/31/2022	10.61	(0.13)	2.38	2.25	(0.25)	(0.13)	(0.38)

03/31/2021	10.61	(0.09)	0.59	0.50	(0.44)	(0.06)	(0.50)
I-2

03/31/2025	11.08	0.24	(1.42)	(1.18)	0.00	0.00	0.00

03/31/2024	10.45	0.15	0.48	0.63	0.00	0.00	0.00

03/31/2023	12.44	0.06	(0.50)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.58	(0.14)	2.37	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.59	(0.11)	0.59	0.48	(0.43)	(0.06)	(0.49)
I-3

03/31/2025	11.10	0.24	(1.42)	(1.18)	0.00	0.00	0.00

03/31/2024	10.47	0.14	0.49	0.63	0.00	0.00	0.00

03/31/2023	12.46	0.05	(0.49)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.60	(0.16)	2.39	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.60	(0.10)	0.58	0.48	(0.42)	(0.06)	(0.48)
Class A

03/31/2025	10.93	0.21	(1.40)	(1.19)	0.00	0.00	0.00

03/31/2024	10.34	0.12	0.47	0.59	0.00	0.00	0.00

03/31/2023	12.33	0.01	(0.48)	(0.47)	(1.38)	(0.14)	(1.52)

03/31/2022	10.49	(0.18)	2.36	2.18	(0.21)	(0.13)	(0.34)

03/31/2021	10.50	(0.12)	0.57	0.45	(0.40)	(0.06)	(0.46)
Class C

03/31/2025	11.03	0.12	(1.39)	(1.27)	0.00	0.00	0.00

05/26/2023 - 03/31/2024	11.13	0.04	(0.14)	(0.10)	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.97	(10.50)%	$1,716,208	1.54%		1.76%		1.40%		1.62%		2.43%	919%

11.14	6.10	2,420,423	2.36		2.57		1.40		1.61		1.53	637

10.50	(4.25)	3,088,384	1.90		2.08		1.41		1.59		0.64	433

12.48	21.48	2,211,453	1.46		1.70		1.40		1.64		(1.15)	35

10.61	5.00	888,307	1.40		1.65		1.37		1.62		(0.86)	48

9.90	(10.65)	244,407	1.64		1.86		1.50		1.72		2.34	919

11.08	6.03	370,453	2.51	(e)	2.72	(e)	1.50	(e)	1.71	(e)	1.43	637

10.45	(4.42)	722,203	2.00		2.18		1.51		1.69		0.51	433

12.44	21.37	395,122	1.56		1.80		1.50		1.74		(1.24)	35

10.58	4.85	103,899	1.50		1.75		1.47		1.72		(1.05)	48

9.92	(10.63)	24,400	1.69		1.96		1.55		1.82		2.30	919

11.10	6.02	37,044	2.56	(e)	2.82	(e)	1.55	(e)	1.81	(e)	1.35	637

10.47	(4.46)	72,830	2.05		2.28		1.56		1.79		0.38	433

12.46	21.27	67,409	1.61		1.90		1.55		1.84		(1.35)	35

10.60	4.87	13,869	1.55		1.85		1.52		1.82		(1.01)	48

9.74	(10.89)	24,228	1.94		2.16		1.80		2.02		2.04	919

10.93	5.71	48,632	2.76		2.97		1.80		2.01		1.13	637

10.34	(4.68)	101,476	2.30		2.48		1.81		1.99		0.11	433

12.33	21.04	84,948	1.86		2.10		1.80		2.04		(1.56)	35

10.49	4.56	30,969	1.80		2.05		1.77		2.02		(1.15)	48

9.76	(11.51)	90	2.64	(e)	2.86	(e)	2.55	(e)	2.77	(e)	1.23	919

11.03	(0.90)	28	3.33	(e)*	3.54	(e)*	2.55	(e)*	2.76	(e)*	0.46 *	637

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,784,015
Investments in Affiliates	846,319
Financial Derivative Instruments
Exchange-traded or centrally cleared	41,488
Over the counter	36,272
Deposits with counterparty	242,813
Foreign currency, at value	41,231
Receivable for investments sold	4,244
Receivable for TBA investments sold	1,128,664
Receivable for Fund shares sold	1,651
Interest and/or dividends receivable	2,739
Dividends receivable from Affiliates	3,270
Reimbursement receivable from PIMCO	398
Total Assets	4,133,104

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$58,364
Over the counter	93,642
Payable for investments purchased	27,976
Payable for investments in Affiliates purchased	3,383
Payable for TBA investments purchased	1,924,251
Deposits from counterparty	7,994
Payable for Fund shares redeemed	3,277
Overdraft due to custodian	2,108
Accrued investment advisory fees	2,210
Accrued supervisory and administrative fees	561
Accrued servicing fees	5
Total Liabilities	2,123,771

Commitments and Contingent Liabilities^

Net Assets	$2,009,333

Net Assets Consist of:

Paid in capital	$2,043,567
Distributable earnings (accumulated loss)	(34,234)

Net Assets	$2,009,333

Cost of investments in securities	$1,570,714
Cost of investments in Affiliates	$836,093
Cost of foreign currency held	$41,376
Cost or premiums of financial derivative instruments, net	$78,302

* Includes repurchase agreements of:	$147,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Net Assets:

Institutional Class	$1,716,208
I-2	244,407
I-3	24,400
Class A	24,228
Class C	90

Shares Issued and Outstanding:

Institutional Class	172,216
I-2	24,682
I-3	2,461
Class A	2,487
Class C	9

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.97
I-2	9.90
I-3	9.92
Class A	9.74
Class C	9.76

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Consolidated Statement of Operations	PIMCO TRENDS Managed Futures Strategy Fund

Year Ended March 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$60,603
Dividends from Investments in Affiliates	43,300
Total Income	103,903

Expenses:

Investment advisory fees	34,169
Supervisory and administrative fees	8,638
Distribution and/or servicing fees - Class A	101
Distribution and/or servicing fees - Class C	1
Trustee fees	18
Interest expense	3,569
Total Expenses	46,496
Waiver and/or Reimbursement by PIMCO	(5,729)
Net Expenses	40,767

Net Investment Income (Loss)	63,136

Net Realized Gain (Loss):

Investments in securities	83,985
Investments in Affiliates	972
Exchange-traded or centrally cleared financial derivative instruments	(344,895)
Over the counter financial derivative instruments	2,931
Foreign currency	16,675

Net Realized Gain (Loss)	(240,332)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	73,809
Investments in Affiliates	6,585
Exchange-traded or centrally cleared financial derivative instruments	(112,319)
Over the counter financial derivative instruments	(83,233)
Foreign currency assets and liabilities	(2,461)

Net Change in Unrealized Appreciation (Depreciation)	(117,619)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(294,815)

* Foreign tax withholdings	$16

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$63,136	$50,686
Net realized gain (loss)	(240,332)	6,258
Net change in unrealized appreciation (depreciation)	(117,619)	142,194

Net Increase (Decrease) in Net Assets Resulting from Operations	(294,815)	199,138

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(572,432)	(1,307,451)

Total Increase (Decrease) in Net Assets	(867,247)	(1,108,313)

Net Assets:

Beginning of year	2,876,580	3,984,893
End of year	$2,009,333	$2,876,580

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.7%

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 3.1%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$200	$193

American Tower Corp.
1.450% due 09/15/2026		400	383

Athene Global Funding
5.106% due 07/16/2026 •		10,000	10,006

Bank of America Corp.
5.683% due 04/02/2026 •		300	300

Bank of Queensland Ltd.
5.249% (BBSW3M + 1.070%) due 05/14/2025 ~	AUD	10,000	6,254

Barclays PLC
2.852% due 05/07/2026 •		$12,386	12,360

Deutsche Bank AG
2.129% due 11/24/2026 •		2,000	1,964

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		2,400	2,386
4.687% due 06/09/2025		2,515	2,512
5.125% due 06/16/2025		3,366	3,364
7.308% (SOFRRATE + 2.950%) due 03/06/2026 ~		3,522	3,575

General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,000	1,991
3.800% due 04/07/2025		1,000	1,000
4.350% due 04/09/2025		3,360	3,359
5.650% due 04/07/2025 •		1,286	1,286

Jackson National Life Global Funding
4.900% due 01/13/2027		3,400	3,416

Morgan Stanley
2.188% due 04/28/2026 •		5,000	4,990

Standard Chartered Bank
4.853% due 12/03/2027		3,700	3,740

			63,079

INDUSTRIALS 1.6%

Energy Transfer LP
2.900% due 05/15/2025		400	399

General Motors Co.
4.000% due 04/01/2025		1,200	1,200

Hyundai Capital America
5.511% due 08/04/2025 ~		6,800	6,814

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	198

NPC Ukrenergo
6.875% due 11/09/2028		200	157

Reynolds American, Inc.
4.450% due 06/12/2025		5,799	5,792

Rogers Communications, Inc.
3.625% due 12/15/2025		3,000	2,974

T-Mobile USA, Inc.
3.500% due 04/15/2025		5,000	4,997

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		9,696	9,658

			32,189

UTILITIES 0.7%

Electricite de France SA
3.625% due 10/13/2025		12,505	12,421

Total Corporate Bonds & Notes (Cost $107,492)			107,689

U.S. GOVERNMENT AGENCIES 41.4%

Fannie Mae
4.793% due 12/25/2044 •		594	588
4.843% due 03/25/2049 ~		468	464
4.893% due 07/25/2046 - 09/25/2046 •		1,515	1,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.904% due 07/25/2049 •	$1,487	$1,454
5.109% due 12/25/2047 •	808	809
5.129% due 01/25/2051 •	1,614	1,615
5.229% due 12/25/2050 •	1,350	1,346
5.290% due 01/25/2055 •	1,190	1,194
5.310% due 08/25/2054 •	954	953

Freddie Mac
4.793% due 03/15/2037 - 08/15/2042 •	2,087	2,033
4.863% due 11/15/2043 •	484	479
5.013% due 01/15/2042 •	134	133
5.229% due 04/15/2049 - 12/15/2050 •	3,730	3,733
5.310% due 08/25/2054 •	4,628	4,646
5.329% due 08/15/2048 •	1,456	1,469
5.490% due 12/25/2054 •	2,736	2,751

Ginnie Mae
4.773% due 05/20/2059 •	18	17
4.923% due 03/20/2061 - 11/20/2069 •	113	112
4.994% due 02/20/2074 - 05/20/2074 •	2,371	2,362
5.044% due 02/20/2074 •	384	384
5.053% due 03/20/2065 •	237	236
5.073% due 02/20/2070 •	41	41
5.083% due 12/20/2065 •	106	106
5.134% due 04/20/2074 •	981	984
5.173% due 02/20/2067 •	463	463
5.194% due 05/20/2074 •	986	993
5.199% due 12/20/2068 •	764	765
5.244% due 07/20/2074 ~	1,399	1,413
5.323% due 09/20/2069 •	1,004	1,008

Ginnie Mae, TBA
6.000% due 04/01/2055 - 05/01/2055	288,500	292,636

Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2040	103,400	103,928
6.000% due 06/01/2055	126,200	127,937
6.500% due 05/01/2055 - 06/01/2055	266,100	273,974

Total U.S. Government Agencies (Cost $830,628)		832,529

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

OBX Trust
2.305% due 11/25/2061 ~	5,744	5,100

RCKT Mortgage Trust
5.582% due 12/25/2044 þ	484	486

Sequoia Mortgage Trust
4.554% due 11/25/2063 ~	897	887

Total Non-Agency Mortgage-Backed Securities (Cost $7,111)		6,473

ASSET-BACKED SECURITIES 3.5%

AUTOMOBILE ABS OTHER 0.1%

BMW Vehicle Lease Trust
4.740% due 07/27/2026 ~	1,262	1,262

CarMax Auto Owner Trust
4.949% due 11/16/2026 •	458	459

Fifth Third Auto Trust
4.879% due 11/16/2026 •	450	450

		2,171

AUTOMOBILE SEQUENTIAL 0.9%

Ally Auto Receivables Trust
5.320% due 01/15/2027	216	217

Bank of America Auto Trust
5.530% due 02/15/2028	2,590	2,609

CarMax Auto Owner Trust
4.750% due 10/15/2027	353	354
5.340% due 08/16/2027	2,014	2,023
5.720% due 11/16/2026	74	74

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Auto Receivables Trust
5.330% due 07/10/2029		$500	$505
5.630% due 11/10/2027		263	263
6.360% due 04/12/2027		41	41

Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,580	2,601

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,346	1,350

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		449	448

SBNA Auto Lease Trust
4.560% due 02/22/2028		3,700	3,701

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		72	72

Toyota Lease Owner Trust
4.580% due 07/20/2027		3,400	3,408

			17,666

CMBS OTHER 0.1%

BDS Ltd.
6.453% due 08/19/2038 ~		1,377	1,378

BSPRT Issuer Ltd.
5.534% due 03/15/2036 •		121	121

			1,499

CREDIT CARD BULLET 0.4%

American Express Credit Account Master Trust
3.390% due 05/15/2027		9,100	9,086

OTHER ABS 2.0%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		1,000	1,000

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~		300	299

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		1,000	997

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		1,000	998

Apidos CLO
5.543% due 04/17/2034 •(a)		1,000	1,000

Ares CLO Ltd.
5.450% due 10/28/2034 •		1,000	997

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	140	151

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		$900	899

Atlas Senior Loan Fund Ltd.
5.419% due 01/18/2035 •		1,000	1,000

Bain Capital Credit CLO Ltd.
5.383% due 10/21/2034 •		1,000	996
5.440% due 10/23/2034 ~		1,000	997
5.493% due 10/20/2034 ~		1,000	999
5.500% due 10/23/2034 •		1,000	999
5.533% due 07/19/2034 ~		1,000	1,001
5.538% due 07/16/2034 •		1,000	998

BlueMountain CLO Ltd.
5.732% due 10/22/2030 ~		139	139

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		563	563

DLLAA LLC
5.930% due 07/20/2026		404	405

DLLMT LLC
5.353% due 08/20/2025		68	68

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		1,100	1,100

Elevation CLO Ltd.
5.600% due 01/25/2035 ~		1,000	999

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		764	763

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		1,000	997

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		$1,000	$1,000

Griffith Park CLO DAC
3.249% due 11/21/2031 •	EUR	282	304

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		$1,000	1,000

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		1,000	1,001

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~		1,000	994

Navient Student Loan Trust
5.414% due 12/15/2059 •		270	270

Neuberger Berman Loan Advisers CLO Ltd.
5.368% due 07/17/2036 •		1,000	1,000
5.377% due 10/14/2036 •		1,000	1,000

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		775	775

OAK Hill European Credit Partners DAC
3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	227	245

OZLM Ltd.
5.493% due 10/20/2031 ~		$311	311

Pikes Peak CLO
5.512% due 07/15/2034 ~		1,000	998
5.513% due 10/11/2034 •		1,000	998

Recette CLO Ltd.
5.635% due 04/20/2034 •		600	600

Regatta Funding Ltd.
5.502% due 01/15/2033 •		1,000	1,000

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		1,000	1,000

SLM Private Credit Student Loan Trust
4.801% due 12/16/2041 •		251	245
4.851% due 06/15/2039 ~		450	437
4.871% due 12/15/2038 •		271	266
4.891% due 06/15/2039 •		457	446

SLM Student Loan Trust
4.904% due 06/25/2043 ~		399	393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program Trust
2.540% due 05/15/2046	$145	$139

Steele Creek CLO Ltd.
5.574% due 04/15/2031 •	360	360

Symphony CLO Ltd.
5.473% due 04/18/2033 •	1,000	1,002

TIAA CLO Ltd.
5.433% due 01/20/2032 ~	723	723

Tralee CLO Ltd.
5.399% due 10/20/2034 •	1,000	1,000
5.520% due 10/25/2032 •	527	527

Trinitas CLO Ltd.
5.403% due 10/20/2033 •	1,000	999
5.630% due 01/25/2034 •	1,000	1,000

TSTAT Ltd.
5.443% due 07/20/2037 •	568	568

Venture CLO Ltd.
5.433% due 10/20/2034 •	1,000	997

Voya CLO Ltd.
5.564% due 10/15/2030 •	191	191

		40,154

Total Asset-Backed Securities (Cost $70,504)		70,576

	OUNCES
COMMODITIES 27.0%

Gold Warehouse Receipts	145,021	451,354

Silver Warehouse Receipts	2,670,700	91,716

Total Commodities (Cost $331,298)		543,070

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 11.1%

REPURCHASE AGREEMENTS (d) 7.3%
		147,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.8%
4.292% due 04/03/2025 - 06/26/2025 (b)(c)(f)(h)	$77,040	$76,578

Total Short-Term Instruments (Cost $223,681)		223,678

Total Investments in Securities (Cost $1,570,714)		1,784,015

	SHARES
INVESTMENTS IN AFFILIATES 42.1%

SHORT-TERM INSTRUMENTS 42.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 42.1%

PIMCO Short Asset Portfolio	75,701,718	744,058

PIMCO Short-Term Floating NAV Portfolio III	10,459,862	102,261

Total Short-Term Instruments (Cost $836,093)		846,319

Total Investments in Affiliates (Cost $836,093)		846,319

Total Investments 130.8% (Cost $2,406,807)		$2,630,334

Financial Derivative Instruments (e)(g) (3.7)% (Cost or Premiums, net $78,302)		(74,246)

Other Assets and Liabilities, net (27.1)%		(546,755)

Net Assets 100.0%		$2,009,333

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.420%	03/31/2025	04/01/2025	$122,900	U.S. Treasury Bonds 1.375% due 11/15/2040	$(125,146)	$122,900	$122,915
FICC STR	4.360	03/31/2025	04/01/2025	15,400	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	(15,708)	15,400	15,402
JPS	4.500	03/31/2025	04/01/2025	8,800	U.S. Treasury Notes 0.750% due 03/31/2026	(8,980)	8,800	8,801

Total Repurchase Agreements						$(149,834)	$147,100	$147,118

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$122,915	$0	$0	$122,915	$(125,146)	$(2,231)
FICC STR	15,402	0	0	15,402	(15,708)	(306)
JPS	8,801	0	0	8,801	(8,980)	(179)

Total Borrowings and Other Financing Transactions	$147,118	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,337) at a weighted average interest rate of 5.391%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR March Futures	03/2026	599	$158,759	$234	$65	$(24)
3-Month SOFR Active Contract March Futures	06/2026	2,605	628,538	(25)	0	0
Aluminum April Futures	04/2025	1,072	67,433	(1,121)	0	0
Aluminum May Futures	05/2025	970	61,338	(3,096)	0	(1,112)
Arabica Coffee September Futures	09/2025	384	53,330	(278)	0	(180)
Australia Government 3-Year Bond June Futures	06/2025	597	39,730	70	120	0
Canada Government 10-Year Bond June Futures	06/2025	128	11,043	167	11	0
Corn May Futures	05/2025	1,662	37,997	(2,263)	332	0
DAX Index June Futures	06/2025	21	12,702	(491)	0	(290)
Euro STOXX 50 June Futures	06/2025	2,887	28,384	(530)	0	(1,217)
FTSE China Index April Futures	04/2025	3,148	41,975	(428)	0	(242)
FTSE/JSE TOP 40 Index June Futures	06/2025	870	38,999	335	0	(484)
FTSE/MIB Index June Futures	06/2025	134	27,047	(582)	0	(770)
Gold 100 oz. April Futures	04/2025	142	44,344	492	192	0
Hang Seng China Enterprises Index April Futures	04/2025	672	36,785	(535)	0	(877)
Hang Seng Index April Futures	04/2025	231	34,379	(389)	0	(744)
IBEX 35 Index April Futures	04/2025	326	46,249	(141)	0	(1,016)
Iron Ore May Futures	05/2025	4,463	45,072	(110)	0	(553)
Lead April Futures	04/2025	1,119	55,740	184	0	0
Lead May Futures	05/2025	1,513	75,803	(843)	0	(625)
Live Cattle June Futures	06/2025	202	16,455	306	0	(97)
MSCI Singapore Index April Futures	04/2025	1,948	56,509	(1,097)	65	(1,457)
Natural Gas July Futures	06/2025	942	42,145	2,041	688	0
Natural Gas July Futures	06/2025	365	12,098	(130)	11	(147)
Natural Gas May Futures	04/2025	335	13,114	(324)	0	(170)
Nickel April Futures	04/2025	739	69,768	866	0	0
Nickel May Futures	05/2025	546	51,827	(761)	0	(26)
Robusta Coffee May Futures	05/2025	12	632	(62)	0	(8)
Short Euro-BTP Italy Government Bond June Futures	06/2025	393	45,678	(118)	47	(131)
Topix Index Futures June Futures	06/2025	70	12,423	(540)	0	(540)
U.S. Treasury 2-Year Note June Futures	06/2025	353	73,155	313	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	284	32,494	377	27	0
VSTOXX Index April Futures	04/2025	137	311	1	32	0
White Sugar May Futures	04/2025	217	5,804	(271)	0	(9)
WIG20 Index June Futures	06/2025	1,588	22,019	(860)	0	(763)
Zinc April Futures	04/2025	1,140	80,984	(422)	0	0
Zinc May Futures	05/2025	981	69,867	(1,852)	0	(555)

				$(11,883)	$1,590	$(12,040)

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum April Futures	04/2025	1,072	$(67,433)	$3,412	$0	$0
Aluminum May Futures	05/2025	572	(36,171)	931	0	0
Australia Government 10-Year Bond June Futures	06/2025	165	(11,615)	(80)	0	(80)
BIST 30 Index April Futures	04/2025	10,528	(30,218)	(134)	0	(300)
Bitcoin April Futures	04/2025	26	(10,752)	224	174	0
Brent Crude August Futures	06/2025	142	(10,402)	(410)	0	(140)
CAC 40 Index April Futures	04/2025	15	(1,266)	25	25	0
Cocoa July Futures	07/2025	21	(1,656)	16	26	0
Cocoa May Futures	05/2025	81	(6,485)	1,181	64	(98)
Copper May Futures	05/2025	73	(9,187)	(666)	175	0
Cotton No. 2 July Futures	07/2025	487	(16,556)	(56)	27	(59)
Cotton No. 2 May Futures	05/2025	1,024	(34,217)	594	24	0
E-Mini Russell 2000 Index June Futures	06/2025	196	(19,866)	330	98	0
E-Mini S&P 100 Index June Futures	06/2025	88	(34,214)	841	31	0
E-Mini S&P 500 Index June Futures	06/2025	16	(4,523)	46	0	(24)
Euro-BTP June Futures	06/2025	226	(28,719)	(114)	34	(76)
Euro-Oat June Futures	06/2025	76	(10,083)	202	14	(33)
European Climate Exchange December Futures	12/2025	374	(27,492)	546	332	(105)
FTSE 100 Index June Futures	06/2025	46	(5,105)	28	48	0
FTSE Taiwan Index April Futures	04/2025	43	(2,989)	230	122	0
Gas Oil May Futures	05/2025	198	(13,504)	(680)	0	(332)
Gold 100 oz. June Futures	06/2025	1,301	(409,854)	(12,326)	0	(4,684)
Hard Red Winter Wheat July Futures	07/2025	326	(9,291)	(126)	0	(84)
Hard Red Winter Wheat May Futures	05/2025	757	(21,082)	(13)	0	(199)
IFSC Nifty 50 Index April Futures	04/2025	459	(21,452)	422	247	0
Lead April Futures	04/2025	1,119	(55,740)	(1,119)	0	0
Lead May Futures	05/2025	1,043	(52,255)	(161)	0	0
Lean Hogs June Futures	06/2025	215	(8,194)	(61)	43	0
New York Harbor May Futures	04/2025	145	(13,882)	(614)	0	(308)
Nickel April Futures	04/2025	739	(69,768)	(1,157)	0	0
Nickel May Futures	05/2025	539	(51,163)	(1,317)	0	0
Nikkei 225 Index June Futures	06/2025	132	(15,707)	465	759	0
OMX Stockholm 30 Index April Futures	04/2025	240	(5,911)	144	144	0
Palladium June Futures	06/2025	181	(18,113)	(1,572)	0	(288)
Phelix De Base July Futures	06/2025	75	(14,896)	702	401	0
RBOB Gasoline July Futures	06/2025	301	(28,563)	(2,063)	0	(575)
Rotterdam Coal August Futures	08/2025	104	(11,014)	(870)	0	(239)
Rotterdam Coal July Futures	07/2025	104	(10,941)	(797)	0	(260)
Rotterdam Coal September Futures	09/2025	104	(11,071)	(927)	0	(239)
S&P 60 Index June Futures	06/2025	19	(3,955)	(58)	0	(32)
Silver May Futures	05/2025	332	(57,454)	(2,235)	337	0
Soybean May Futures	05/2025	309	(15,678)	(212)	127	0
Soybean Meal July Futures	07/2025	218	(6,527)	25	33	0
Soybean Meal May Futures	05/2025	1,412	(41,329)	1,907	113	0
Soybean Oil July Futures	07/2025	955	(26,008)	(1,912)	166	0
Soybean Oil May Futures	05/2025	918	(24,725)	(1,199)	122	0
SPI 200 Index June Futures	06/2025	321	(39,499)	60	717	(30)
Sugar No. 11 May Futures	04/2025	63	(1,331)	(105)	7	0
U.S. Treasury 5-Year Note June Futures	06/2025	704	(76,222)	(754)	22	0
Wheat July Futures	07/2025	608	(16,735)	200	0	(236)
Wheat May Futures	05/2025	255	(6,847)	183	0	(111)
Wheat May Futures	05/2025	3,227	(38,427)	1,944	0	(349)
WTI Crude July Futures	06/2025	224	(15,752)	(992)	0	(441)
Zinc April Futures	04/2025	1,140	(80,984)	(82)	0	0
Zinc May Futures	05/2025	683	(48,643)	615	0	0

				$(17,539)	$4,432	$(9,322)

Total Futures Contracts				$(29,422)	$6,022	$(21,362)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-42 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	140,000	$3,600	$199	$3,799	$0	$(25)
CDX.HY-43 5-Year Index	(5.000)	Quarterly	12/20/2029		84,800	(5,521)	853	(4,668)	0	(22)
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		247,500	(4,739)	(24)	(4,763)	0	(2)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		188,800	(3,778)	306	(3,472)	0	(3)

						$(10,438)	$1,334	$(9,104)	$0	$(52)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$	187,700	$(6,807)	$4,179	$(2,628)	$104	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		14,700	(345)	48	(297)	5	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		3,500	(125)	(7)	(132)	0	0

						$(7,277)	$4,220	$(3,057)	$109	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	94,200	$1,228	$(1,339)	$(111)	$52	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2027		181,800	230	5	235	295	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		21,100	(755)	1,748	993	0	(187)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		168,400	(2,667)	(420)	(3,087)	1,758	(46)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		17,900	687	(3,410)	(2,723)	287	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/17/2055		200,300	6,030	1,559	7,589	0	(3,476)
Pay	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	18,365,074	614	361	975	0	(16)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2035	JPY	20,405,800	5,182	(545)	4,637	0	(1,022)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2055		16,197,600	1,690	(1,881)	(191)	0	(1,402)
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	399,700	2,655	317	2,972	901	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	6,952,000	2,533	1,907	4,440	906	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$44,100	27	145	172	8	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		45,000	4	301	305	62	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		332,700	(3,586)	3,611	25	1,163	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		165,800	9,830	(1,850)	7,980	0	(1,287)
Receive	1-Year BRL-CDI	10.321	Maturity	01/04/2027	BRL	217,800	1,455	2,620	4,075	0	(67)
Pay	1-Year BRL-CDI	10.471	Maturity	01/04/2027		451,800	0	(7,929)	(7,929)	138	0
Receive	1-Year BRL-CDI	11.071	Maturity	01/04/2027		313,800	0	4,261	4,261	0	(95)
Pay	1-Year BRL-CDI	11.099	Maturity	01/04/2027		194,900	0	(2,647)	(2,647)	59	0
Pay	1-Year BRL-CDI	11.210	Maturity	01/04/2027		416,200	0	(5,358)	(5,358)	125	0
Pay	1-Year BRL-CDI	11.272	Maturity	01/04/2027		742,000	(430)	(8,288)	(8,718)	223	0
Pay	1-Year BRL-CDI	11.383	Maturity	01/04/2027		1,797,400	(251)	(19,692)	(19,943)	539	0
Pay	1-Year BRL-CDI	11.459	Maturity	01/04/2027		219,400	0	(2,346)	(2,346)	66	0
Receive	1-Year BRL-CDI	11.485	Maturity	01/04/2027		414,500	0	4,130	4,130	0	(124)
Receive	1-Year BRL-CDI	11.540	Maturity	01/04/2027		391,000	0	3,777	3,777	0	(117)
Receive	1-Year BRL-CDI	11.604	Maturity	01/04/2027		118,800	0	1,120	1,120	0	(35)
Receive	1-Year BRL-CDI	11.630	Maturity	01/04/2027		442,500	0	4,032	4,032	0	(132)
Receive	1-Year BRL-CDI	11.660	Maturity	01/04/2027		723,500	0	5,516	5,516	0	(215)
Receive	1-Year BRL-CDI	11.696	Maturity	01/04/2027		364,000	0	3,548	3,548	0	(109)
Pay	1-Year BRL-CDI	11.952	Maturity	01/04/2027		929,200	0	(7,282)	(7,282)	276	0
Receive	1-Year BRL-CDI	11.976	Maturity	01/04/2027		643,300	(1,860)	6,956	5,096	0	(191)
Pay	1-Year BRL-CDI	12.078	Maturity	01/04/2027		204,700	0	(1,271)	(1,271)	61	0
Pay	1-Year BRL-CDI	12.115	Maturity	01/04/2027		404,600	0	(2,795)	(2,795)	120	0
Receive	1-Year BRL-CDI	12.173	Maturity	01/04/2027		249,500	0	1,696	1,696	0	(74)
Receive	1-Year BRL-CDI	12.228	Maturity	01/04/2027		610,100	0	3,951	3,951	0	(181)
Pay	1-Year BRL-CDI	12.299	Maturity	01/04/2027		663,300	0	(3,379)	(3,379)	196	0
Receive	1-Year BRL-CDI	12.490	Maturity	01/04/2027		273,100	0	1,336	1,336	0	(80)
Receive	1-Year BRL-CDI	12.731	Maturity	01/04/2027		202,000	0	573	573	0	(59)
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027		1,184,200	0	3,977	3,977	0	(347)
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027		477,300	0	1,359	1,359	0	(140)
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027		292,000	0	335	335	0	(85)

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	13.120%	Maturity	01/04/2027	BRL	452,800	$0	$485	$485	$0	$(132)
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027		411,200	0	211	211	0	(120)
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027		458,200	0	(81)	(81)	133	0
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029		538,400	2,648	8,492	11,140	0	(229)
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029		234,700	0	4,733	4,733	0	(99)
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029		331,900	55	(6,614)	(6,559)	140	0
Pay	1-Year BRL-CDI	10.075	Maturity	01/02/2029		112,100	0	(2,179)	(2,179)	47	0
Receive	1-Year BRL-CDI	10.095	Maturity	01/02/2029		461,900	0	8,857	8,857	0	(194)
Pay	1-Year BRL-CDI	10.205	Maturity	01/02/2029		220,800	0	(4,112)	(4,112)	92	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/02/2029		154,531	0	(2,875)	(2,875)	65	0
Receive	1-Year BRL-CDI	10.234	Maturity	01/02/2029		592,700	0	10,934	10,934	0	(247)
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029		301,300	79	5,826	5,905	0	(127)
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029		212,200	353	3,691	4,044	0	(89)
Receive	1-Year BRL-CDI	10.333	Maturity	01/02/2029		154,000	0	2,739	2,739	0	(64)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		167,000	(62)	(3,065)	(3,127)	70	0
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029		309,700	0	5,665	5,665	0	(129)
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029		144,500	0	(2,431)	(2,431)	59	0
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029		361,000	0	6,263	6,263	0	(149)
Receive	1-Year BRL-CDI	10.689	Maturity	01/02/2029		1,386,900	0	21,883	21,883	0	(564)
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029		361,500	0	5,774	5,774	0	(147)
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029		178,500	0	2,800	2,800	0	(73)
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029		652,800	0	(9,620)	(9,620)	263	0
Receive	1-Year BRL-CDI	10.963	Maturity	01/02/2029		624,600	0	8,952	8,952	0	(250)
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029		216,200	0	3,074	3,074	0	(87)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029		100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029		181,000	0	2,465	2,465	0	(72)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029		381,700	0	(5,575)	(5,575)	153	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2029		120,200	(185)	(1,403)	(1,588)	48	0
Pay	1-Year BRL-CDI	11.344	Maturity	01/02/2029		292,600	0	(3,925)	(3,925)	116	0
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029		374,800	0	(4,918)	(4,918)	149	0
Receive	1-Year BRL-CDI	11.460	Maturity	01/02/2029		256,500	0	3,018	3,018	0	(100)
Pay	1-Year BRL-CDI	11.465	Maturity	01/02/2029		133,000	0	(1,615)	(1,615)	52	0
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029		177,900	0	(2,028)	(2,028)	69	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/02/2029		295,300	0	(3,424)	(3,424)	115	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029		381,100	0	(4,318)	(4,318)	148	0
Pay	1-Year BRL-CDI	11.790	Maturity	01/02/2029		173,000	0	(1,783)	(1,783)	67	0
Pay	1-Year BRL-CDI	11.843	Maturity	01/02/2029		219,000	0	(2,237)	(2,237)	84	0
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029		724,000	0	(7,493)	(7,493)	279	0
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029		179,700	0	(1,749)	(1,749)	69	0
Receive	1-Year BRL-CDI	12.003	Maturity	01/02/2029		207,700	0	2,011	2,011	0	(80)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2029		136,000	(105)	(1,117)	(1,222)	52	0
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029		825,100	0	(7,461)	(7,461)	314	0
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029		154,100	0	(1,272)	(1,272)	58	0
Receive	1-Year BRL-CDI	12.393	Maturity	01/02/2029		142,800	0	1,147	1,147	0	(54)
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029		165,500	0	(1,108)	(1,108)	62	0
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029		331,500	0	(2,019)	(2,019)	122	0
Receive	1-Year BRL-CDI	12.635	Maturity	01/02/2029		167,200	0	1,185	1,185	0	(62)
Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	(1,310)	(1,310)	85	0
Receive	1-Year BRL-CDI	12.805	Maturity	01/02/2029		176,400	0	1,128	1,128	0	(65)
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		159,700	0	892	892	0	(59)
Pay	1-Year BRL-CDI	13.240	Maturity	01/02/2029		170,400	0	(807)	(807)	62	0
Pay	1-Year BRL-CDI	13.705	Maturity	01/02/2029		279,600	0	(818)	(818)	100	0
Pay	1-Year BRL-CDI	14.275	Maturity	01/02/2029		282,500	0	(297)	(297)	99	0
Pay	1-Year BRL-CDI	15.343	Maturity	01/02/2029		557,100	0	1,813	1,813	186	0
Pay	1-Year BRL-CDI	14.450	Maturity	01/02/2031		106,100	(150)	63	(87)	30	0
Receive	1-Year BRL-CDI	14.605	Maturity	01/02/2031		683,800	(386)	507	121	0	(190)
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Quarterly	09/17/2027	AUD	138,700	(191)	144	(47)	176	0
Receive(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		48,000	(322)	(114)	(436)	0	(260)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	687,000	(761)	393	(368)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027	COP	229,000,000	0	(2,193)	(2,193)	0	(47)
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,667,000	0	(3,136)	(3,136)	0	(54)
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(2,940)	(2,940)	0	(53)
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,000	0	(1,537)	(1,537)	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(825)	(825)	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	527	527	12	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,120,000	0	1,173	1,173	24	0
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,020,000	0	1,213	1,213	24	0
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,000	0	3,678	3,678	74	0
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,299,000	0	(2,692)	(2,692)	0	(62)
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028		386,860,000	0	1,652	1,652	100	0
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028		86,586,300	0	277	277	22	0
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028		211,015,000	0	701	701	54	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	8.992%	Quarterly	02/08/2028	COP	216,642,000	$0	$722	$722	$55	$0
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	159	159	11	0
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(7,039)	(7,039)	0	(179)
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,248,000	0	(2,288)	(2,288)	0	(70)
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	1,020	1,020	60	0
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	416	416	35	0
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	259	259	20	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	401	401	30	0
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	151	151	22	0
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	330	330	34	0
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	69	69	14	0
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,000	0	166	166	73	0
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,000	0	(419)	(419)	51	0
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,854,100	120	(1,074)	(954)	58	0
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028		233,800,000	0	784	784	0	(74)
Receive	3-Month COP-IBR Compounded-OIS	8.130	Quarterly	08/22/2028		130,626,000	(432)	779	347	0	(42)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		174,157,000	0	676	676	0	(56)
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028		190,441,000	0	(617)	(617)	0	(67)
Receive	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028		110,060,000	0	(586)	(586)	0	(40)
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	10/02/2028		427,600,000	0	(2,776)	(2,776)	0	(156)
Receive	3-Month COP-IBR Compounded-OIS	9.260	Quarterly	10/10/2028		67,180,000	0	(379)	(379)	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	10/11/2028		156,650,000	0	(1,355)	(1,355)	0	(58)
Receive	3-Month COP-IBR Compounded-OIS	9.700	Quarterly	10/11/2028		115,000,000	0	(1,039)	(1,039)	0	(43)
Receive	3-Month COP-IBR Compounded-OIS	9.374	Quarterly	10/12/2028		178,710,000	0	(1,165)	(1,165)	0	(65)
Pay	3-Month COP-IBR Compounded-OIS	8.338	Quarterly	11/09/2028		201,055,000	0	(289)	(289)	70	0
Pay	3-Month COP-IBR Compounded-OIS	8.128	Quarterly	11/10/2028		136,336,000	0	(418)	(418)	47	0
Pay	3-Month COP-IBR Compounded-OIS	8.070	Quarterly	11/14/2028		361,981,000	0	(1,266)	(1,266)	124	0
Pay	3-Month COP-IBR Compounded-OIS	8.188	Quarterly	11/15/2028		148,317,000	0	(382)	(382)	51	0
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	11/15/2028		155,600,000	0	(314)	(314)	54	0
Pay	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	12/13/2028		188,131,000	0	(992)	(992)	65	0
Pay	3-Month COP-IBR Compounded-OIS	7.325	Quarterly	01/23/2029		144,518,000	0	(1,447)	(1,447)	50	0
Pay	3-Month COP-IBR Compounded-OIS	7.415	Quarterly	02/16/2029		134,216,000	0	(1,231)	(1,231)	47	0
Receive	3-Month COP-IBR Compounded-OIS	7.450	Quarterly	02/26/2029		172,200,000	0	1,528	1,528	0	(61)
Pay	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	03/01/2029		115,906,800	(159)	(801)	(960)	42	0
Receive	3-Month COP-IBR Compounded-OIS	7.440	Quarterly	03/14/2029		124,000,000	0	1,104	1,104	0	(45)
Pay	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029		106,812,000	(927)	71	(856)	39	0
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	04/05/2029		107,460,000	0	580	580	0	(41)
Receive	3-Month COP-IBR Compounded-OIS	7.885	Quarterly	04/08/2029		157,944,000	0	943	943	0	(61)
Receive	3-Month COP-IBR Compounded-OIS	7.927	Quarterly	04/09/2029		80,595,200	0	452	452	0	(31)
Receive	3-Month COP-IBR Compounded-OIS	8.120	Quarterly	04/10/2029		62,685,100	0	247	247	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	8.080	Quarterly	04/11/2029		131,919,000	0	564	564	0	(51)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/11/2029		105,781,000	0	389	389	0	(41)
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	04/12/2029		291,705,900	(636)	997	361	0	(116)
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	04/12/2029		193,000,000	0	164	164	0	(77)
Receive	3-Month COP-IBR Compounded-OIS	8.567	Quarterly	04/15/2029		165,098,000	0	18	18	0	(67)
Receive	3-Month COP-IBR Compounded-OIS	8.449	Quarterly	04/16/2029		186,273,000	0	209	209	0	(74)
Receive	3-Month COP-IBR Compounded-OIS	8.771	Quarterly	04/18/2029		191,093,000	0	(315)	(315)	0	(78)
Pay	3-Month COP-IBR Compounded-OIS	7.914	Quarterly	05/24/2029		236,282,000	0	(1,324)	(1,324)	95	0
Pay	3-Month COP-IBR Compounded-OIS	8.035	Quarterly	05/28/2029		119,902,000	0	(548)	(548)	49	0
Pay	3-Month COP-IBR Compounded-OIS	7.370	Quarterly	08/08/2029		173,163,000	0	(1,897)	(1,897)	75	0
Pay	3-Month COP-IBR Compounded-OIS	7.335	Quarterly	08/09/2029		113,178,000	0	(1,276)	(1,276)	49	0
Pay	3-Month COP-IBR Compounded-OIS	7.340	Quarterly	08/09/2029		56,589,100	0	(636)	(636)	24	0
Pay	3-Month COP-IBR Compounded-OIS	7.360	Quarterly	08/09/2029		171,465,000	0	(1,896)	(1,896)	74	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	08/09/2029		113,913,900	0	(1,219)	(1,219)	49	0
Pay	3-Month COP-IBR Compounded-OIS	7.436	Quarterly	08/12/2029		104,241,000	0	(1,083)	(1,083)	45	0
Pay	3-Month COP-IBR Compounded-OIS	7.275	Quarterly	08/13/2029		78,180,800	0	(923)	(923)	34	0
Pay	3-Month COP-IBR Compounded-OIS	7.220	Quarterly	08/14/2029		118,934,000	0	(1,462)	(1,462)	51	0
Pay	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	08/15/2029		89,351,100	0	(1,198)	(1,198)	38	0
Pay	3-Month COP-IBR Compounded-OIS	7.175	Quarterly	08/22/2029		120,467,000	0	(1,523)	(1,523)	52	0
Pay	3-Month COP-IBR Compounded-OIS	7.000	Quarterly	09/19/2029		138,354,000	0	(1,957)	(1,957)	62	0
Receive	3-Month COP-IBR Compounded-OIS	7.546	Quarterly	10/17/2029		137,953,000	0	1,399	1,399	0	(66)
Receive	3-Month COP-IBR Compounded-OIS	7.595	Quarterly	10/18/2029		69,142,700	0	667	667	0	(33)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	10/18/2029		69,807,800	0	637	637	0	(34)
Receive	3-Month COP-IBR Compounded-OIS	7.746	Quarterly	10/21/2029		124,534,000	0	1,028	1,028	0	(61)
Receive	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		93,400,000	0	719	719	0	(46)
Receive	3-Month COP-IBR Compounded-OIS	7.930	Quarterly	10/23/2029		115,913,000	0	757	757	0	(57)
Receive	3-Month COP-IBR Compounded-OIS	8.047	Quarterly	10/24/2029		195,723,000	0	1,063	1,063	0	(97)
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/25/2029		140,225,000	0	684	684	0	(70)
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/28/2029		294,006,000	0	1,438	1,438	0	(147)
Receive	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	10/30/2029		108,582,000	0	383	383	0	(55)
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	11/01/2029		107,569,000	0	448	448	0	(54)
Receive	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	11/05/2029		107,076,000	0	387	387	0	(54)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	8.310%	Quarterly	03/19/2030	COP	129,354,000	$0	$(427)	$(427)	$76	$0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	03/19/2030		110,600,000	0	(195)	(195)	66	0
Pay	3-Month COP-IBR Compounded-OIS	8.225	Quarterly	06/18/2030		105,000,000	0	(433)	(433)	66	0
Pay(5)	3-Month HKD-HIBOR	3.500	Quarterly	09/17/2030	HKD	49,320	21	54	75	51	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027	ILS	352,700	4,674	(3,054)	1,620	0	(37)
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	(2,068)	1,169	0	(25)
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	(818)	829	0	(19)
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	(1,742)	1,736	0	(39)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(2,311)	(2,043)	96	0
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	70	70	0	(30)
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	543	543	0	(30)
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	656	1,078	0	(51)
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	139	315	0	(13)
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	289	61	0	(15)
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	1,666	194	0	(81)
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	372	37	0	(18)
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	(1,207)	(417)	58	0
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	(707)	(707)	45	0
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	806	663	65	0
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(143)	(599)	(742)	0	(57)
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	(266)	(90)	0	(9)
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	(1,656)	(628)	0	(70)
Receive	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		361,500	0	(2,232)	(2,232)	0	(118)
Pay	3-Month ILS-TELBOR	3.770	Annual	10/18/2028		160,500	0	(95)	(95)	49	0
Pay	3-Month ILS-TELBOR	3.915	Annual	10/19/2028		283,700	0	224	224	88	0
Pay	3-Month ILS-TELBOR	3.980	Annual	10/19/2028		118,900	0	170	170	37	0
Pay	3-Month ILS-TELBOR	3.515	Annual	11/22/2028		300,000	0	(898)	(898)	94	0
Pay	3-Month ILS-TELBOR	3.460	Annual	11/23/2028		322,900	0	(1,159)	(1,159)	101	0
Pay	3-Month ILS-TELBOR	3.440	Annual	11/24/2028		244,600	537	(1,456)	(919)	77	0
Pay	3-Month ILS-TELBOR	3.460	Annual	11/24/2028		456,600	0	(1,625)	(1,625)	144	0
Receive	3-Month ILS-TELBOR	3.680	Annual	01/24/2029		298,500	0	1,263	1,263	0	(102)
Receive	3-Month ILS-TELBOR	3.740	Annual	01/25/2029		176,300	0	641	641	0	(61)
Receive	3-Month ILS-TELBOR	3.700	Annual	01/29/2029		340,300	0	1,369	1,369	0	(117)
Receive	3-Month ILS-TELBOR	3.704	Annual	01/29/2029		96,700	0	385	385	0	(33)
Receive	3-Month ILS-TELBOR	3.825	Annual	03/18/2029		235,200	0	621	621	0	(87)
Receive	3-Month ILS-TELBOR	3.855	Annual	03/19/2029		233,000	0	544	544	0	(86)
Receive	3-Month ILS-TELBOR	3.920	Annual	03/20/2029		214,100	0	363	363	0	(80)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029		331,100	165	364	529	0	(123)
Pay	3-Month ILS-TELBOR	4.515	Annual	04/22/2029		286,800	0	3,818	3,818	114	0
Pay	3-Month ILS-TELBOR	4.430	Annual	04/25/2029		286,800	0	3,525	3,525	113	0
Pay	3-Month ILS-TELBOR	4.360	Annual	05/02/2029		721,100	563	7,685	8,248	285	0
Pay	3-Month ILS-TELBOR	4.370	Annual	05/02/2029		356,400	0	4,121	4,121	141	0
Receive	3-Month ILS-TELBOR	4.140	Annual	07/24/2029		164,100	0	(951)	(951)	0	(69)
Receive	3-Month ILS-TELBOR	4.440	Annual	10/22/2029		32,200	0	(211)	(211)	0	(15)
Pay	3-Month ILS-TELBOR	3.995	Annual	02/05/2030		555,700	155	(1,091)	(936)	272	0
Pay	3-Month ILS-TELBOR	4.140	Annual	04/02/2030		207,200	0	(37)	(37)	0	(37)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	171,092,000	(411)	126	(285)	425	0
Receive	3-Month PLN-WIBOR	4.650	Annual	08/05/2029	PLN	520,800	1,815	(4,797)	(2,982)	0	(352)
Receive	3-Month PLN-WIBOR	4.715	Annual	10/10/2029		208,000	0	118	118	0	(165)
Receive	3-Month PLN-WIBOR	4.709	Annual	10/11/2029		311,800	28	167	195	0	(247)
Receive	3-Month PLN-WIBOR	4.770	Annual	10/17/2029		568,000	736	(807)	(71)	0	(450)
Receive	3-Month PLN-WIBOR	4.904	Annual	12/20/2029		366,800	184	(1,010)	(826)	0	(289)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		159,100	(51)	381	330	133	0
Receive	3-Month PLN-WIBOR	4.910	Annual	02/10/2030		157,700	13	(438)	(425)	0	(132)
Pay	3-Month PLN-WIBOR	4.695	Annual	03/28/2030		404,700	0	275	275	379	0
Pay	3-Month PLN-WIBOR	4.665	Annual	03/31/2030		129,300	0	47	47	121	0
Pay	3-Month PLN-WIBOR	4.670	Annual	03/31/2030		17,200	0	7	7	16	0
Pay	3-Month PLN-WIBOR	4.692	Annual	03/31/2030		116,400	0	78	78	109	0
Pay	3-Month TWD-TAIBOR	1.750	Quarterly	09/17/2030	TWD	689,500	(111)	60	(51)	62	0
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027	ZAR	2,516,600	4,821	(5,873)	(1,052)	0	(108)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	679	679	38	0
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	942	942	76	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	580	580	74	0
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	1,465	1,707	240	0
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		1,895,000	0	(2,117)	(2,117)	0	(87)
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	(1,908)	(1,908)	0	(78)
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	(1,545)	(1,545)	0	(62)
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	147	1,071	42	0
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	(2,306)	(2,306)	0	(86)
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	(1,518)	(876)	0	(51)
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	(1,222)	(1,222)	0	(46)
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	(3,584)	(3,584)	0	(129)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month ZAR-JIBAR	8.950%	Quarterly	05/11/2028	ZAR	1,009,500	$665	$(3,026)	$(2,361)	$0	$(65)
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(1,895)	(2,389)	0	(53)
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	3,744	5,895	152	0
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	3,130	3,108	141	0
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	3,732	3,662	174	0
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	751	751	39	0
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	1,349	1,349	69	0
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	769	769	39	0
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	890	890	45	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	(2,767)	(2,767)	0	(102)
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	(2,882)	(2,882)	0	(121)
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,254,700	0	(2,375)	(2,375)	0	(93)
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	1,621	1,621	98	0
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	143	143	9	0
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(6,475)	(3,141)	0	(191)
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	1,262	1,262	76	0
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,950,100	22	(7,834)	(7,812)	0	(248)
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	3,287	3,162	175	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	2,031	2,031	112	0
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	3,830	4,655	261	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,351,100	92	1,646	1,738	114	0
Receive	3-Month ZAR-JIBAR	8.130	Quarterly	01/25/2029		3,412,500	385	(4,081)	(3,696)	0	(317)
Receive	3-Month ZAR-JIBAR	8.645	Quarterly	04/02/2029		1,363,400	0	(2,891)	(2,891)	0	(144)
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	04/02/2029		687,500	0	(1,464)	(1,464)	0	(73)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	04/02/2029		1,369,300	0	(2,972)	(2,972)	0	(145)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		982,000	0	(2,089)	(2,089)	0	(104)
Receive	3-Month ZAR-JIBAR	8.880	Quarterly	04/11/2029		1,181,400	0	(3,049)	(3,049)	0	(127)
Pay	3-Month ZAR-JIBAR	8.820	Quarterly	04/12/2029		47,100	127	(11)	116	5	0
Pay	3-Month ZAR-JIBAR	8.530	Quarterly	05/16/2029		1,509,600	0	2,801	2,801	164	0
Pay	3-Month ZAR-JIBAR	8.510	Quarterly	05/17/2029		1,894,200	101	3,339	3,440	206	0
Pay	3-Month ZAR-JIBAR	8.541	Quarterly	05/17/2029		1,263,400	0	2,372	2,372	137	0
Pay	3-Month ZAR-JIBAR	8.459	Quarterly	05/22/2029		2,158,300	0	3,682	3,682	235	0
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029		982,300	0	1,299	1,299	111	0
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		672,800	(16)	128	112	0	(78)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028	CLP	45,622,900	0	(1,436)	(1,436)	0	(52)
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(1,507)	(1,507)	0	(43)
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(1,609)	(1,609)	0	(46)
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(3,508)	(3,508)	0	(93)
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(1,475)	(1,475)	0	(42)
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(983)	(983)	0	(27)
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	1,011	1,011	77	0
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	414	414	46	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		81,002,200	(52)	916	864	94	0
Receive	6-Month CLP-CHILIBOR	5.380	Semi-Annual	03/24/2028		4,680,000	1	(61)	(60)	0	(5)
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	112	309	421	16	0
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(2,150)	(2,150)	0	(94)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(896)	(896)	0	(47)
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(1,619)	(1,619)	0	(79)
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	257	257	28	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	213	213	28	0
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	297	297	39	0
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,783,000	0	712	712	130	0
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	249	249	52	0
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	281	281	52	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	471	471	50	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	(1,482)	(1,506)	0	(114)
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(1,210)	(1,210)	0	(79)
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(1,232)	(1,232)	0	(79)
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(635)	(635)	0	(45)
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(1,508)	(1,508)	0	(90)
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(691)	(691)	0	(46)
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(1,933)	(1,933)	0	(109)
Receive	6-Month CLP-CHILIBOR	5.750	Semi-Annual	09/28/2028		3,465,400	(123)	32	(91)	0	(5)
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	1,103	1,103	56	0
Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	1,094	1,094	75	0
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	40	473	513	31	0
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	(89)	(89)	50	0
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	(263)	(263)	71	0
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	(113)	(113)	35	0
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	33	33	110	0
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		56,499,300	25	(797)	(772)	67	0
Pay	6-Month CLP-CHILIBOR	4.517	Semi-Annual	02/01/2029		38,802,000	0	(736)	(736)	45	0

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CLP-CHILIBOR	4.439%	Semi-Annual	02/02/2029	CLP	66,291,000	$0	$(1,458)	$(1,458)	$76	$0
Pay	6-Month CLP-CHILIBOR	4.398	Semi-Annual	02/06/2029		52,148,000	0	(1,232)	(1,232)	59	0
Receive	6-Month CLP-CHILIBOR	4.815	Semi-Annual	02/15/2029		67,641,700	0	506	506	0	(79)
Receive	6-Month CLP-CHILIBOR	4.810	Semi-Annual	02/16/2029		39,267,900	0	301	301	0	(46)
Receive	6-Month CLP-CHILIBOR	4.965	Semi-Annual	03/01/2029		202,464,900	(37)	393	356	0	(242)
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	03/04/2029		9,789,000	(67)	64	(3)	11	0
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	03/25/2029		125,928,000	0	219	219	0	(149)
Receive	6-Month CLP-CHILIBOR	5.200	Semi-Annual	04/04/2029		81,405,600	0	(579)	(579)	0	(98)
Pay	6-Month CLP-CHILIBOR	4.869	Semi-Annual	05/09/2029		73,022,400	0	(521)	(521)	85	0
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/10/2029		38,418,200	0	(222)	(222)	46	0
Receive	6-Month CLP-CHILIBOR	5.270	Semi-Annual	06/25/2029		34,100,000	0	(349)	(349)	0	(43)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	06/28/2029		42,899,000	0	(587)	(587)	0	(54)
Pay	6-Month CLP-CHILIBOR	4.740	Semi-Annual	08/07/2029		23,921,300	0	(309)	(309)	29	0
Pay	6-Month CLP-CHILIBOR	4.760	Semi-Annual	08/08/2029		59,080,000	0	(711)	(711)	71	0
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	08/08/2029		39,546,100	0	(408)	(408)	48	0
Pay	6-Month CLP-CHILIBOR	4.840	Semi-Annual	08/12/2029		113,357,000	0	(979)	(979)	138	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	08/12/2029		22,671,200	0	(118)	(118)	28	0
Pay	6-Month CLP-CHILIBOR	4.798	Semi-Annual	08/13/2029		67,565,800	0	(707)	(707)	81	0
Pay	6-Month CLP-CHILIBOR	4.725	Semi-Annual	08/20/2029		47,647,600	0	(649)	(649)	57	0
Pay	6-Month CLP-CHILIBOR	4.480	Semi-Annual	09/10/2029		79,722,100	0	(1,934)	(1,934)	96	0
Receive	6-Month CLP-CHILIBOR	4.375	Semi-Annual	10/01/2029		33,459,400	0	1,111	1,111	0	(39)
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	10/28/2029		54,174,200	0	525	525	0	(67)
Receive	6-Month CLP-CHILIBOR	4.870	Semi-Annual	10/29/2029		26,834,100	0	247	247	0	(33)
Receive	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/30/2029		37,466,300	15	204	219	0	(47)
Receive	6-Month CLP-CHILIBOR	5.000	Semi-Annual	11/04/2029		20,856,900	0	62	62	0	(26)
Receive	6-Month CLP-CHILIBOR	5.013	Semi-Annual	11/04/2029		53,044,200	0	126	126	0	(67)
Receive	6-Month CLP-CHILIBOR	4.975	Semi-Annual	11/05/2029		27,189,600	0	113	113	0	(34)
Receive	6-Month CLP-CHILIBOR	5.010	Semi-Annual	11/05/2029		80,561,800	0	201	201	0	(101)
Receive	6-Month CLP-CHILIBOR	5.285	Semi-Annual	12/24/2029		21,848,800	0	(231)	(231)	0	(28)
Receive	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		92,857,100	(46)	(1,810)	(1,856)	0	(135)
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		39,000,000	(45)	142	97	45	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	CZK	5,600	12	(9)	3	0	0
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	875	875	0	(34)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	541	418	0	(18)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	(870)	1,613	0	(75)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	(1,709)	(1,709)	0	(118)
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	(1,348)	(1,348)	0	(29)
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	(1,366)	(1,366)	0	(30)
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(4,569)	(4,569)	0	(87)
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(6,157)	(6,157)	0	(124)
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(4,536)	(4,536)	0	(96)
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(6,032)	(6,032)	0	(115)
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	5,555	5,555	135	0
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	7,485	7,498	179	0
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	4,049	4,049	109	0
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(7,839)	(7,839)	0	(157)
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(3,736)	(3,736)	0	(96)
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	5,417	5,417	136	0
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	5,149	5,149	191	0
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	2,700	2,700	147	0
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	2,798	2,798	148	0
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	2,513	2,513	147	0
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	3,593	3,593	239	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(810)	(810)	0	(47)
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(2,050)	(2,050)	0	(119)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(588)	(612)	0	(35)
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(836)	(836)	0	(32)
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(1,138)	(1,765)	0	(68)
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(2,738)	(4,492)	0	(168)
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	1,465	1,465	81	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	1,360	1,360	91	0
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	1,311	1,311	80	0
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(3,061)	(3,061)	0	(77)
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(3,731)	(3,731)	0	(93)
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	2,871	2,871	90	0
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	2,416	2,416	74	0
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	(6,714)	(6,637)	0	(243)
Receive	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		833,000	0	(1,596)	(1,596)	0	(77)
Pay	6-Month CZK-PRIBOR	4.190	Annual	11/09/2028		1,437,700	0	1,506	1,506	138	0
Receive	6-Month CZK-PRIBOR	3.965	Annual	04/16/2029		1,583,500	0	(2,524)	(2,524)	0	(166)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		210,100	122	337	459	23	0
Pay	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		4,436,000	495	2,324	2,819	518	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	3.524%	Annual	10/29/2029	CZK	1,505,400	$0	$179	$179	$0	$(179)
Receive	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		2,785,800	93	429	522	0	(331)
Receive	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		1,137,300	722	(255)	467	0	(141)
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		2,309,300	(20)	(431)	(451)	299	0
Receive	6-Month CZK-PRIBOR	3.550	Annual	03/07/2030		210,700	68	(62)	6	0	(27)
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(5,004)	1,233	0	(279)
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	117	246	16	0
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	2,000	2,034	314	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	914	914	134	0
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(4,824)	(5,098)	0	(388)
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	193	458	34	0
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(4,840)	(5,712)	0	(476)
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	2,239	2,955	412	0
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		935,300	49	871	920	239	0
Receive	6-Month CZK-PRIBOR	4.060	Annual	04/17/2034		482,200	0	(957)	(957)	0	(127)
Receive	6-Month CZK-PRIBOR	4.155	Annual	04/17/2034		720,000	0	(1,686)	(1,686)	0	(191)
Receive	6-Month CZK-PRIBOR	4.290	Annual	04/18/2034		650,900	(1,045)	(810)	(1,855)	0	(175)
Receive	6-Month CZK-PRIBOR	4.300	Annual	04/18/2034		344,100	0	(993)	(993)	0	(92)
Pay	6-Month CZK-PRIBOR	3.545	Annual	07/16/2034		1,392,100	(142)	211	69	374	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	426,200	(2,865)	1,435	(1,430)	343	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		50,400	(2,390)	371	(2,019)	550	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		99,800	9,124	(990)	8,134	0	(988)
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026	HUF	10,484,500	9	1,258	1,267	7	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	2,483	2,567	14	0
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(1,235)	(1,021)	0	(9)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	1,636	2,612	19	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	943	1,858	15	0
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	721	786	17	0
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(1,649)	(1,649)	0	(52)
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	945	945	43	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(1,685)	498	50	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(1,425)	354	57	0
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	(3,846)	(3,846)	74	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	7,054	7,054	0	(75)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	6,166	6,166	0	(67)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	7,474	7,474	0	(95)
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(11,600)	(11,600)	103	0
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	3,339	2,599	0	(28)
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	5,832	5,832	0	(60)
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	10,717	10,717	0	(110)
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	934	1,273	0	(18)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	6,599	6,599	0	(143)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	1,003	1,003	0	(20)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	827	827	0	(18)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(3,774)	(3,734)	80	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(4,366)	(4,366)	86	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(1,874)	(1,874)	42	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(5,173)	(5,173)	100	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(4,127)	(4,127)	75	0
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(888)	(888)	15	0
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	1,045	1,045	0	(40)
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	874	874	0	(40)
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	7,659	6,673	0	(281)
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(8,804)	(8,804)	142	0
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(3,618)	(3,618)	58	0
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(4,959)	(4,950)	79	0
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	3,530	3,530	0	(73)
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		11,300,000	0	3,321	3,321	0	(70)
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	12,338	16,355	0	(344)
Receive	6-Month HUF-BBR	7.720	Annual	10/26/2028		26,760,000	0	(2,726)	(2,726)	203	0
Receive	6-Month HUF-BBR	7.740	Annual	10/26/2028		17,539,000	0	(1,820)	(1,820)	133	0
Pay	6-Month HUF-BBR	7.770	Annual	10/27/2028		36,940,100	5,173	(1,235)	3,938	0	(281)
Pay	6-Month HUF-BBR	6.060	Annual	12/13/2028		6,049,200	0	(342)	(342)	0	(49)
Receive	6-Month HUF-BBR	6.065	Annual	12/13/2028		25,307,800	735	684	1,419	204	0
Receive	6-Month HUF-BBR	6.550	Annual	04/04/2029		11,569,900	0	(922)	(922)	96	0
Receive	6-Month HUF-BBR	6.530	Annual	04/05/2029		6,196,500	0	(485)	(485)	52	0
Receive	6-Month HUF-BBR	6.587	Annual	04/05/2029		19,437,700	0	(1,653)	(1,653)	162	0
Receive	6-Month HUF-BBR	6.530	Annual	04/08/2029		8,896,400	0	(686)	(686)	74	0
Receive	6-Month HUF-BBR	6.560	Annual	04/08/2029		6,842,100	0	(552)	(552)	57	0
Receive	6-Month HUF-BBR	6.800	Annual	04/16/2029		13,186,700	0	(1,427)	(1,427)	111	0
Receive	6-Month HUF-BBR	6.830	Annual	04/17/2029		13,016,100	0	(1,453)	(1,453)	109	0
Receive	6-Month HUF-BBR	7.100	Annual	04/19/2029		12,189,200	0	(1,760)	(1,760)	103	0

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month HUF-BBR	7.000%	Annual	04/22/2029	HUF	12,447,400	$(799)	$(834)	$(1,633)	$105	$0
Receive	6-Month HUF-BBR	7.088	Annual	04/22/2029		20,000,000	0	(2,833)	(2,833)	169	0
Pay	6-Month HUF-BBR	6.250	Annual	05/21/2029		12,888,800	0	512	512	0	(111)
Pay	6-Month HUF-BBR	6.270	Annual	05/22/2029		25,722,600	762	321	1,083	0	(222)
Pay	6-Month HUF-BBR	6.281	Annual	05/22/2029		14,883,700	0	646	646	0	(129)
Pay	6-Month HUF-BBR	5.790	Annual	07/17/2029		11,334,700	0	(175)	(175)	0	(100)
Pay	6-Month HUF-BBR	5.825	Annual	07/17/2029		11,334,700	0	(129)	(129)	0	(100)
Pay	6-Month HUF-BBR	5.700	Annual	07/18/2029		11,345,600	0	(283)	(283)	0	(101)
Pay	6-Month HUF-BBR	5.722	Annual	07/18/2029		7,649,500	0	(172)	(172)	0	(68)
Pay	6-Month HUF-BBR	5.820	Annual	07/22/2029		11,148,400	0	(134)	(134)	0	(99)
Pay	6-Month HUF-BBR	5.842	Annual	07/22/2029		24,947,900	0	(238)	(238)	0	(221)
Pay	6-Month HUF-BBR	5.850	Annual	07/22/2029		2,939,400	0	(25)	(25)	0	(26)
Pay	6-Month HUF-BBR	5.545	Annual	08/02/2029		2,920,100	0	(127)	(127)	0	(26)
Pay	6-Month HUF-BBR	5.550	Annual	08/02/2029		20,000,000	0	(857)	(857)	0	(176)
Pay	6-Month HUF-BBR	5.300	Annual	08/07/2029		9,054,900	0	(655)	(655)	0	(80)
Pay	6-Month HUF-BBR	5.340	Annual	08/08/2029		520,500	0	(35)	(35)	0	(5)
Receive	6-Month HUF-BBR	6.090	Annual	10/21/2029		15,420,200	0	1,049	1,049	141	0
Receive	6-Month HUF-BBR	6.079	Annual	10/22/2029		48,002,600	1,788	1,550	3,338	440	0
Receive	6-Month HUF-BBR	6.118	Annual	10/22/2029		20,560,000	0	1,339	1,339	188	0
Receive	6-Month HUF-BBR	6.310	Annual	10/24/2029		11,600,000	0	502	502	105	0
Receive	6-Month HUF-BBR	6.550	Annual	10/25/2029		50,640,300	400	425	825	461	0
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027	PLN	199,800	0	1,292	1,292	67	0
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	1,410	1,410	79	0
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	1,117	1,117	79	0
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	390	390	26	0
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	869	869	79	0
Receive	6-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(2,320)	(2,320)	0	(97)
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	1,157	1,157	93	0
Pay	6-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	2,455	4,183	131	0
Pay	6-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	1,543	1,543	79	0
Receive	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		118,300	(192)	(693)	(885)	0	(53)
Pay	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		88,400	688	(751)	(63)	47	0
Receive	6-Month PLN-WIBOR	4.255	Annual	12/27/2028		203,100	1,497	(605)	892	0	(100)
Receive	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		212,800	446	95	541	0	(108)
Receive	6-Month PLN-WIBOR	4.850	Annual	02/15/2029		309,600	0	(494)	(494)	0	(175)
Receive	6-Month PLN-WIBOR	4.865	Annual	02/16/2029		309,600	0	(538)	(538)	0	(175)
Receive	6-Month PLN-WIBOR	4.890	Annual	02/16/2029		218,100	0	(429)	(429)	0	(124)
Receive	6-Month PLN-WIBOR	4.825	Annual	03/13/2029		588,400	0	(948)	(948)	0	(365)
Receive	6-Month PLN-WIBOR	4.899	Annual	03/19/2029		562,900	404	(1,729)	(1,325)	0	(358)
Receive	6-Month PLN-WIBOR	4.975	Annual	03/29/2029		329,900	0	(1,054)	(1,054)	0	(221)
Pay	6-Month PLN-WIBOR	5.165	Annual	04/12/2029		250,600	(172)	2,904	2,732	170	0
Pay	6-Month PLN-WIBOR	5.054	Annual	05/15/2029		426,900	273	3,918	4,191	282	0
Pay	6-Month PLN-WIBOR	5.058	Annual	05/15/2029		200,000	0	1,972	1,972	132	0
Pay	6-Month PLN-WIBOR	5.060	Annual	05/15/2029		139,100	0	1,375	1,375	92	0
Pay	6-Month PLN-WIBOR	4.305	Annual	08/07/2029		645,000	(169)	1,290	1,121	427	0
Pay	6-Month PLN-WIBOR	4.270	Annual	08/08/2029		243,300	0	345	345	161	0
Pay	6-Month PLN-WIBOR	4.283	Annual	08/08/2029		243,300	0	380	380	161	0
Pay	6-Month PLN-WIBOR	4.495	Annual	08/12/2029		156,700	384	238	622	106	0
Receive	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		122,300	302	(891)	(589)	0	(88)
Pay	6-Month PLN-WIBOR	4.495	Annual	11/22/2029		493,600	(22)	(1,301)	(1,323)	379	0
Pay	6-Month PLN-WIBOR	4.513	Annual	11/25/2029		251,500	0	(614)	(614)	193	0
Receive	28-Day MXN-TIIE	9.480	Lunar	12/16/2025	MXN	834,000	1	(236)	(235)	2	0
Pay	28-Day MXN-TIIE	9.415	Lunar	12/25/2025		175,100	0	47	47	0	(1)
Pay(5)	28-Day MXN-TIIE	9.415	Lunar	10/25/2029		175,100	101	230	331	5	0
Pay	28-Day MXN-TIIE	8.500	Lunar	03/13/2030		2,273,600	369	1,733	2,102	55	0
Pay	28-Day MXN-TIIE	9.100	Lunar	03/13/2030		607,000	794	508	1,302	16	0
Pay(5)	28-Day MXN-TIIE	8.090	Lunar	06/12/2030		385,600	0	62	62	10	0
Receive(5)	28-Day MXN-TIIE	9.480	Lunar	10/10/2034		834,000	(584)	(1,576)	(2,160)	0	(17)
Pay	28-Day MXN-TIIE	9.100	Lunar	12/06/2034		888,000	1,865	307	2,172	20	0
Pay	28-Day MXN-TIIE	8.700	Lunar	03/07/2035		800,900	(40)	922	882	23	0
Pay(5)	CAONREPO	2.750	Semi-Annual	09/15/2027	CAD	320,300	1,596	467	2,063	146	0
Pay(5)	CAONREPO	2.750	Semi-Annual	09/15/2030		178,400	1,261	666	1,927	232	0
Pay(5)	CAONREPO	3.000	Semi-Annual	09/15/2035		418,500	5,578	693	6,271	1,148	0
Receive(5)	CAONREPO	3.000	Semi-Annual	09/15/2055		183,000	(1,244)	(1,441)	(2,685)	0	(1,382)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	(807)	(1,065)	0	(68)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	67	188	16	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	96	96	54	0
Pay	CPURNSA	2.598	Maturity	04/10/2034		38,800	484	(354)	130	0	(41)

							$94,854	$(51,282)	$43,572	$34,735	$(35,963)

Total Swap Agreements							$77,139	$(45,728)	$31,411	$34,844	$(36,015)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6,209	$35,279	$41,488	$0	$(22,111)	$(36,253)	$(58,364)

(f)

Securities with an aggregate market value of $4,054 and cash of $242,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Unsettled variation margin asset of $187 and liability of $(749) for closed futures and unsettled variation margin asset of $435 and liability of $(238) for closed swap agreements is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	2,418,512		$16,071	$16	$(69)
	04/2025		$67,819	AUD	107,206	0	(831)
	04/2025		5,460	SGD	7,299	0	(27)
	05/2025	AUD	107,206		$67,834	830	0
	05/2025	SGD	7,288		5,460	26	0
	05/2025		$23,788	CNH	172,306	17	(25)
	05/2025		11,901	JPY	1,789,418	69	0
	06/2025	CNH	104,782		$14,359	0	(138)
	06/2025		$1,198	CNH	8,756	14	0
	07/2025	CNH	83,364		$11,571	21	(5)
	08/2025		83,377		11,563	0	(20)

BOA	04/2025	CZK	178,809		7,297	0	(451)
	04/2025	EUR	1,104		1,192	0	(1)
	04/2025	NOK	161,410		14,451	0	(891)
	04/2025	SGD	4,047		3,007	0	(5)
	04/2025		$5,349	EUR	4,916	0	(34)
	04/2025		1,532	GBP	1,206	26	0
	04/2025		62,321	JPY	9,352,100	30	0
	04/2025		278,533	SEK	2,795,045	61	(530)
	04/2025		72,176	SGD	96,012	0	(714)
	05/2025	HKD	519,938		$66,923	21	0
	05/2025	TRY	101,740		2,630	96	0
	05/2025		$640	CNH	4,685	7	0
	06/2025	BRL	78,494		$13,200	0	(334)
	06/2025	ILS	109,613		30,000	467	0
	06/2025		$13,760	CZK	314,950	0	(92)
	06/2025		6,098	MXN	122,564	0	(170)

BPS	04/2025	CZK	2,484,155		$102,139	0	(5,514)
	04/2025	EUR	102,223		107,258	8	(3,283)
	04/2025	GBP	2,076		2,647	0	(35)
	04/2025	IDR	544,636,042		32,919	215	0
	04/2025	JPY	3,082,243		20,639	99	(9)

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	NOK	417,129		$39,731	$83	$0
	04/2025	TRY	111,564		2,910	17	0
	04/2025	TWD	1,154,859		35,217	438	0
	04/2025		$820	EUR	780	23	0
	04/2025		25,426	IDR	415,234,657	0	(486)
	04/2025		4,885	SGD	6,536	0	(21)
	04/2025		88	TRY	3,363	0	0
	04/2025		32,295	TWD	1,058,664	0	(413)
	05/2025	CNH	123,914		$17,122	21	0
	05/2025	HKD	29,424		3,789	3	0
	05/2025	IDR	4,530,798		272	1	0
	05/2025	SGD	4,667		3,489	9	0
	05/2025	TRY	48,706		1,225	18	(3)
	05/2025		$1,873	CNH	13,623	7	0
	05/2025		1,402	EUR	1,299	5	0
	05/2025		25,001	IDR	414,935,572	0	(131)
	05/2025		4,263	JPY	638,627	9	0
	05/2025		39,731	NOK	417,126	0	(83)
	06/2025	BRL	73,284		$12,700	65	0
	06/2025	CNH	180,652		24,889	0	(104)
	06/2025	COP	60,506,347		14,267	0	(53)
	06/2025	HUF	12,089,686		32,700	375	0
	06/2025	ILS	362,455		98,800	1,145	0
	06/2025	KRW	2,013,080		1,413	42	0
	06/2025	MXN	274,714		13,400	113	0
	06/2025	PLN	155,824		40,277	142	0
	06/2025	TRY	8,543		217	11	0
	06/2025		$79,300	CAD	112,588	0	(763)
	06/2025		26,800	CHF	23,339	0	(178)
	06/2025		1,183	CNH	8,644	13	0
	06/2025		8,710	CZK	199,563	0	(50)
	06/2025		27,615	EUR	25,250	0	(194)
	06/2025		10,200	IDR	167,352,419	0	(191)
	06/2025		28,800	INR	2,503,884	331	0
	06/2025		44,846	MXN	902,784	0	(1,180)
	06/2025		31,700	NOK	335,841	290	(69)
	06/2025		20,012	PLN	77,710	109	(110)
	06/2025	ZAR	168,429		$9,200	70	0
	07/2025	TWD	458,938		14,121	219	0
	08/2025		592,947		18,174	163	0

BRC	04/2025	BRL	1,378		235	0	(6)
	04/2025	GBP	1,346		1,741	2	0
	04/2025	IDR	519,513,168		31,735	577	0
	04/2025	ILS	36,252		9,925	173	0
	04/2025	NOK	1,489,976		133,678	0	(7,945)
	04/2025	NZD	371,794		212,214	1,128	0
	04/2025	TRY	35,415		920	15	(3)
	04/2025		$240	BRL	1,378	1	0
	04/2025		1,961	CZK	47,553	100	0
	04/2025		1,306	GBP	1,010	0	(2)
	04/2025		60,385	MYR	266,544	0	(203)
	04/2025		172,778	NZD	296,500	0	(4,440)
	04/2025		4,921	TRY	189,644	5	(16)
	04/2025		120	ZAR	2,187	0	(1)
	05/2025	TRY	42,835		$1,084	19	(7)
	05/2025		$560	RON	2,713	28	0
	05/2025		4,254	TRY	166,411	0	(102)
	06/2025	PLN	19,070		$4,922	10	0
	06/2025	TRY	72,929		1,846	91	0
	06/2025		$9,500	CLP	8,725,275	0	(316)
	06/2025		530	CZK	12,132	0	(4)
	06/2025		4,300	HUF	1,572,584	0	(95)
	06/2025		10,046	MXN	201,937	0	(279)
	06/2025		19,945	NZD	34,400	0	(378)
	06/2025		10,800	SEK	108,846	78	0
	06/2025		737	TRY	29,742	0	(26)

CBK	04/2025	AUD	1,451		$915	8	0
	04/2025	EUR	1,103		1,199	7	0
	04/2025	GBP	665		863	4	0
	04/2025	IDR	1,319,855,099		80,273	1,072	0
	04/2025	ILS	6,740		1,830	17	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	INR	499,089		$5,715	$0	$(112)
	04/2025	PEN	8,278		2,224	0	(30)
	04/2025	PHP	2,403		41	0	(1)
	04/2025	SEK	1,943,107		185,078	133	(8,365)
	04/2025	TWD	1,772,825		54,109	719	0
	04/2025		$110,257	AUD	172,710	0	(2,339)
	04/2025		413,879	CAD	590,270	2	(3,682)
	04/2025		1,294	CZK	29,740	0	(5)
	04/2025		187,714	EUR	171,425	1	(2,353)
	04/2025		1,896	GBP	1,462	0	(7)
	04/2025		670	HUF	245,997	0	(10)
	04/2025		30,037	IDR	493,042,197	0	(424)
	04/2025		53,601	ILS	195,376	0	(1,039)
	04/2025		4,956	NZD	8,652	0	(44)
	04/2025		2,190	PEN	7,984	0	(17)
	04/2025		55,883	TWD	1,834,816	0	(627)
	05/2025	CAD	209,965		$147,617	1,491	0
	05/2025	NZD	8,652		4,960	43	0
	05/2025	SEK	15,345		1,531	1	0
	05/2025		$4,923	HKD	38,210	0	(6)
	05/2025		24,913	IDR	413,904,266	0	(106)
	05/2025		61,879	PHP	3,546,308	0	(22)
	05/2025		56,893	SEK	569,497	0	(134)
	05/2025		13,556	THB	454,735	0	(107)
	06/2025	COP	59,034,121		$13,933	0	(38)
	06/2025	KRW	77,990,436		54,079	963	0
	06/2025	PEN	7,998		2,190	17	0
	06/2025	PLN	34,251		8,800	0	(18)
	06/2025		$8,600	BRL	49,826	0	(9)
	06/2025		78,613	CLP	73,743,316	0	(987)
	06/2025		140,469	COP	591,604,243	0	(457)
	06/2025		27,800	MXN	562,755	0	(581)
	06/2025		73,947	PEN	270,233	0	(533)
	07/2025	TWD	690,860		$21,240	312	0
	08/2025		1,131,558		34,644	272	0
	12/2025		$19,845	PEN	73,463	31	0

CIB	06/2025	COP	38,402,548		$9,200	111	0

DUB	04/2025	BRL	393,564		68,529	0	(439)
	04/2025	CHF	232,685		259,616	0	(3,394)
	04/2025	CZK	7,799		325	0	(13)
	04/2025	EUR	2,322		2,436	0	(75)
	04/2025	IDR	91,415,957		5,505	21	0
	04/2025	SGD	13,901		10,385	38	0
	04/2025		$68,539	BRL	393,564	429	0
	04/2025		1,857	CAD	2,671	0	(1)
	04/2025		2,836	CZK	68,272	124	(2)
	04/2025		54,229	ILS	197,219	0	(1,171)
	04/2025		1,642	JPY	241,600	0	(32)
	04/2025		232,942	NOK	2,444,080	0	(630)
	04/2025		81,459	PHP	4,669,244	42	0
	04/2025		2,790	SGD	3,735	0	(9)
	05/2025	SGD	3,730		$2,790	9	0
	05/2025		$68,529	BRL	395,761	402	0
	06/2025	KRW	32,085,574		$22,391	541	0
	06/2025	PEN	77,915		21,300	133	0

FAR	04/2025	AUD	276,925		174,475	1,438	0
	04/2025	BRL	857,114		149,379	0	(822)
	04/2025	EUR	97,443		102,348	0	(3,017)
	04/2025	JPY	16,998,515		113,192	165	(304)
	04/2025	NOK	375,591		35,628	48	(120)
	04/2025	TWD	1,158,391		35,350	465	0
	04/2025		$913	AUD	1,451	0	(6)
	04/2025		147,683	BRL	857,114	2,518	0
	04/2025		622	CHF	559	10	0
	04/2025		234	CZK	5,583	8	0
	04/2025		87,477	HUF	32,272,106	0	(904)
	04/2025		34,974	ILS	126,967	0	(815)
	04/2025		148	ZAR	2,721	0	0
	05/2025	AUD	1,451		$913	6	0
	05/2025		$5,901	CNH	42,569	0	(26)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$81,331	JPY	12,203,089	$303	$0
	05/2025		33,959	NOK	356,758	0	(48)
	06/2025	PLN	180,824		$46,792	230	0
	06/2025		$6,521	PLN	25,276	0	(11)
	07/2025	CNH	42,406		$5,901	23	0

GLM	04/2025	IDR	495,642,737		30,224	497	0
	04/2025	TRY	1,049		27	0	0
	04/2025		$3,989	IDR	66,236,897	0	(15)
	04/2025		2,007	SGD	2,665	0	(24)
	04/2025		2,808	TRY	110,971	32	0
	05/2025	IDR	66,296,731		$3,989	15	0
	05/2025		$622	CNH	4,555	7	0
	06/2025	PLN	204,194		$52,928	351	0
	06/2025		$88,332	CNH	635,844	0	(362)

IND	04/2025		18	CHF	16	0	0
	04/2025		43	NZD	77	1	0
	05/2025	CHF	16		$18	0	0

JPM	04/2025	BRL	348,614		60,711	0	(380)
	04/2025	CAD	3,438		2,406	17	0
	04/2025	CLP	24,748,718		26,939	875	0
	04/2025	GBP	1,744		2,198	0	(55)
	04/2025	IDR	214,986,511		13,065	169	0
	04/2025	INR	482,154		5,525	0	(105)
	04/2025	JPY	3,774,751		25,013	0	(153)
	04/2025	PHP	4,661,221		79,995	0	(1,367)
	04/2025	TWD	234,778		7,160	89	0
	04/2025		$1,069	AUD	1,699	0	(7)
	04/2025		60,005	BRL	348,614	1,087	0
	04/2025		23,256	EUR	21,628	131	0
	04/2025		476,767	GBP	366,859	0	(2,877)
	04/2025		1,846	IDR	30,319,971	0	(25)
	04/2025		31,259	TWD	1,026,784	0	(337)
	05/2025	EUR	18,922		$20,443	0	(51)
	05/2025		$22,344	CNH	162,009	33	(19)
	05/2025		3,844	HKD	29,835	0	(5)
	05/2025		25,013	JPY	3,762,094	154	0
	05/2025		314	THB	10,579	0	(1)
	05/2025		963	TRY	40,388	58	(15)
	06/2025	BRL	85,298		$14,600	0	(107)
	06/2025	CNH	97,880		13,411	0	(131)
	06/2025	ILS	23,012		6,300	100	0
	06/2025	MXN	517,730		25,087	45	0
	06/2025		$26,920	CLP	24,748,718	0	(871)
	06/2025		62,554	GBP	48,375	0	(70)
	06/2025		8,800	HUF	3,220,058	0	(190)
	06/2025		1,200	MXN	24,274	0	(26)
	06/2025		27,770	NZD	47,900	0	(524)
	06/2025		9,035	PLN	34,789	0	(79)
	07/2025	CNH	80,344		$11,132	7	(11)
	07/2025	TWD	464,295		14,276	211	0
	08/2025	CNH	76,076		10,546	4	(26)
	08/2025	TWD	555,915		16,983	97	0

MBC	04/2025	AUD	4,690		2,919	0	(11)
	04/2025	CZK	182,825		7,701	3	(224)
	04/2025	EUR	3,985		4,267	12	(53)
	04/2025	GBP	299		386	0	0
	04/2025	SGD	69,258		51,844	295	0
	04/2025	TWD	365,499		11,298	291	0
	04/2025		$48	CAD	69	0	0
	04/2025		264,138	CHF	232,110	0	(1,779)
	04/2025		117,682	CZK	2,701,655	5	(608)
	04/2025		10,350	EUR	9,582	77	(66)
	04/2025		7,885	GBP	6,147	63	(7)
	04/2025		12,765	HUF	4,701,378	0	(153)
	04/2025		192,700	JPY	28,817,000	0	(574)
	04/2025		21,099	TWD	693,870	0	(203)
	05/2025	CAD	69		$48	0	0
	05/2025	CHF	20,139		22,880	34	0
	05/2025	CNH	125,071		17,277	17	0
	05/2025		$11,345	CNH	82,252	16	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$1,081	GBP	835	$0	$(2)
	05/2025		91,348	THB	3,072,972	0	(466)
	06/2025	KRW	3,510,184		$2,440	49	0
	06/2025		$1,323	MXN	27,203	0	(7)
	06/2025		44,952	PLN	172,742	0	(483)
	06/2025	ZAR	103,796		$5,667	40	0
	07/2025	CNH	38,517		5,345	6	0
	07/2025	TWD	249,024		7,641	97	0
	08/2025	CNH	38,624		5,346	0	(20)
	08/2025	TWD	440,330		13,458	83	0

MYI	04/2025	CAD	592,660		416,345	4,484	0
	04/2025	CZK	61,154		2,645	5	(11)
	04/2025	EUR	754		813	0	(2)
	04/2025	GBP	292,980		371,235	0	(7,222)
	04/2025	SGD	29,039		21,695	82	0
	04/2025	TRY	17,077		450	13	0
	04/2025		$2,143	CAD	3,088	3	0
	04/2025		180	CZK	4,334	8	0
	04/2025		88,458	GBP	69,811	1,721	0
	04/2025		796	HUF	293,053	0	(10)
	04/2025		57	ILS	209	0	(1)
	04/2025		67,370	ZAR	1,231,583	0	(272)
	05/2025		1,152	CAD	1,650	0	(3)
	05/2025		815	EUR	754	2	0
	05/2025		5,100	HKD	39,585	0	(6)
	06/2025	MYR	79,560		$18,000	3	0
	06/2025		$127,127	PLN	490,690	0	(810)
	06/2025	ZAR	51,901		$2,833	20	0

NGF	06/2025	KRW	30,626,904		21,495	640	0

RYL	04/2025		$2,327	JPY	341,800	0	(48)
	06/2025	CNH	113		$16	0	0

SCX	04/2025	IDR	647,277,167		39,562	742	0
	04/2025	JPY	10,557,960		70,210	0	(181)
	04/2025	TWD	193,586		5,965	135	0
	04/2025		$629	EUR	602	21	0
	04/2025		1,043	JPY	153,800	0	(17)
	04/2025		38,160	NZD	66,565	0	(368)
	04/2025		8,072	TWD	265,579	0	(74)
	05/2025	CNH	259,556		$36,005	185	0
	05/2025	NZD	66,565		38,188	366	0
	05/2025		$7,986	JPY	1,197,923	32	(4)
	06/2025		14,637	CLP	13,586,992	0	(335)
	08/2025	TWD	263,379		$8,072	72	0

SOG	04/2025		$145	CZK	3,332	0	(1)

SSB	04/2025	BRL	120,641		$21,017	0	(124)
	04/2025	GBP	147,600		190,874	212	0
	04/2025		$26,649	CLP	24,748,718	0	(586)
	05/2025		21,018	BRL	121,315	113	0
	05/2025		190,860	GBP	147,600	0	(211)

UAG	04/2025	IDR	72,385,095		$4,363	16	0
	04/2025	JPY	1,862,104		12,515	101	0
	04/2025	SEK	849,916		79,604	0	(4,949)
	04/2025	TRY	357		9	0	0
	04/2025		$4,369	IDR	72,385,095	0	(22)
	05/2025	HKD	43,702		$5,631	8	0
	05/2025	TRY	24,707		636	17	0
	05/2025		$3,937	HKD	30,575	0	(3)
	05/2025		4,363	IDR	72,486,895	0	(19)
	06/2025		3,446	PLN	13,299	0	(20)

Total Forward Foreign Currency Contracts						$34,198	$(92,719)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	628,800	$500	$1,241
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	628,800	503	94

Total Purchased Options							$1,003	$1,335

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	737,700	$164	$(84)	$80	$0

SCX	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/17/2030		66,198	(4)	(3)	0	(7)

								$160	$ (87)	$80	$(7)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Pay	BOVESPA Index	1,874	0.000%	Maturity	04/16/2025	BRL	240,234	$0	$(916)	$0	$(916)
	Pay	KOSPI2 Index	21,250,000	0.000%	Maturity	06/12/2025	KRW	7,213,780	0	82	82	0
	Pay	Thailand Equity Index	1,317,800	0.000%	Maturity	06/27/2025	THB	982,215	0	577	577	0

									$0	$(257)	$659	$(916)

Total Swap Agreements									$160	$(344)	$739	$(923)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$993	$0	$0	$993	$(1,115)	$0	$0	$(1,115)	$(122)	$262	$140
BOA	708	0	0	708	(3,222)	0	0	(3,222)	(2,514)	909	(1,605)
BPS	4,044	0	80	4,124	(12,870)	0	0	(12,870)	(8,746)	8,606	(140)
BRC	2,227	0	0	2,227	(13,823)	0	0	(13,823)	(11,596)	12,541	945
CBK	5,093	0	0	5,093	(22,053)	0	0	(22,053)	(16,960)	14,364	(2,596)
CIB	111	0	0	111	0	0	0	0	111	0	111
DUB	1,739	0	0	1,739	(5,766)	0	0	(5,766)	(4,027)	4,399	372
FAR	5,214	0	0	5,214	(6,073)	0	0	(6,073)	(859)	1,955	1,096
GLM	902	0	0	902	(401)	0	0	(401)	501	(310)	191
IND	1	0	0	1	0	0	0	0	1	1,030	1,031
JPM	3,077	0	0	3,077	(7,432)	0	0	(7,432)	(4,355)	2,914	(1,441)
MBC	1,088	0	0	1,088	(4,665)	0	0	(4,665)	(3,577)	2,252	(1,325)
MEI	0	0	659	659	0	0	(916)	(916)	(257)	1,682	1,425
MYC	0	1,335	0	1,335	0	0	0	0	1,335	(1,110)	225
MYI	6,341	0	0	6,341	(8,337)	0	0	(8,337)	(1,996)	5,335	3,339
NGF	640	0	0	640	0	0	0	0	640	(300)	340
RYL	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)
SCX	1,553	0	0	1,553	(979)	0	(7)	(986)	567	(780)	(213)
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SSB	325	0	0	325	(921)	0	0	(921)	(596)	442	(154)
UAG	142	0	0	142	(5,013)	0	0	(5,013)	(4,871)	5,304	433

Total Over the Counter	$34,198	$1,335	$739	$36,272	$(92,719)	$0	$(923)	$(93,642)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

(h)

Securities with an aggregate market value of $64,225 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$3,303	$0	$2,326	$174	$406	$6,209
Swap Agreements	0	109	0	0	35,170	35,279

	$3,303	$109	$2,326	$174	$35,576	$41,488

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,198	$0	$34,198
Purchased Options	0	0	0	0	1,335	1,335
Swap Agreements	0	0	659	0	80	739

	$0	$0	$659	$34,198	$1,415	$36,272

	$3,303	$109	$2,985	$34,372	$36,991	$77,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$12,607	$0	$9,157	$0	$347	$22,111
Swap Agreements	0	67	0	0	36,186	36,253

	$12,607	$67	$9,157	$0	36,533	$58,364

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$92,719	$0	$92,719
Swap Agreements	0	0	916	0	7	923

	$0	$0	$916	$92,719	$7	$93,642

	$12,607	$67	$10,073	$92,719	$36,540	$152,006

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(290,769)	$0	$(16,605)	$3,005	$(14,804)	$(319,173)
Swap Agreements	0	(20,094)	0	0	(5,628)	(25,722)

	$(290,769)	$(20,094)	$(16,605)	$3,005	$(20,432)	$(344,895)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,716	$0	$26,716
Swap Agreements	0	0	(21,631)	0	(2,154)	(23,785)

	$0	$0	$(21,631)	$26,716	$(2,154)	$2,931

	$(290,769)	$(20,094)	$(38,236)	$29,721	$(22,586)	$(341,964)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$3,774	$0	$(35,464)	$(2,346)	$(404)	$(34,440)
Swap Agreements	0	(12,523)	0	0	(65,356)	(77,879)

	$3,774	$(12,523)	$(35,464)	$(2,346)	$(65,760)	$(112,319)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(82,145)	$0	$(82,145)
Purchased Options	0	0	0	0	332	332
Swap Agreements	0	0	(1,539)	0	119	(1,420)

	$0	$0	$(1,539)	$(82,145)	$451	$(83,233)

	$3,774	$(12,523)	$(37,003)	$(84,491)	$(65,309)	$(195,552)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,079	$0	$63,079
Industrials	0	32,189	0	32,189
Utilities	0	12,421	0	12,421
U.S. Government Agencies	0	832,529	0	832,529
Non-Agency Mortgage-Backed Securities	0	6,473	0	6,473
Asset-Backed Securities
Automobile ABS Other	0	2,171	0	2,171
Automobile Sequential	0	17,666	0	17,666
CMBS Other	0	1,499	0	1,499
Credit Card Bullet	0	9,086	0	9,086
Other ABS	0	40,154	0	40,154
Commodities	0	543,070	0	543,070
Short-Term Instruments
Repurchase Agreements	0	147,100	0	147,100
U.S. Treasury Bills	0	76,578	0	76,578

	$0	$1,784,015	$0	$1,784,015

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$846,319	$0	$0	$846,319

Total Investments	$846,319	$1,784,015	$0	$2,630,334

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5,973	$34,893	$0	$40,866
Over the counter	0	36,272	0	36,272

	$5,973	$71,165	$0	$77,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,359)	(36,018)	0	(57,377)
Over the counter	0	(93,642)	0	(93,642)

	$(21,359)	$(129,660)	$0	$(151,019)

Total Financial Derivative Instruments	$(15,386)	$(58,495)	$0	$(73,881)

Totals	$830,933	$1,725,520	$0	$2,556,453

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

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has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Notes to Financial Statements	(Cont.)

Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the

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reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the

NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that

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Notes to Financial Statements	(Cont.)

are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities.

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Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

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Notes to Financial Statements	(Cont.)

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$694,309	$192,289	$(150,000)	$899	$6,561	$744,058	$36,381	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$205,155	$1,415,809	$(1,518,800)	$73	$24	$102,261	$6,919	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/ or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as

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Notes to Financial Statements	(Cont.)

those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a

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financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return,

(iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets, commodities and other assets and/or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

The Fund may invest in cash-settled futures contracts based on price movements of Bitcoin that are traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (e.g., Chicago Mercantile Exchange) (“Bitcoin Futures”). Bitcoin Futures are subject to the risk that the value of Bitcoin (and therefore, the price of Bitcoin Futures), is not backed by any government, corporation, or other identified body. Because Bitcoin is a new technological innovation with a limited history and is a highly speculative asset, future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of any Fund exposure to Bitcoin through investments in Bitcoin Futures.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a

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premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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Notes to Financial Statements	(Cont.)

counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed

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securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield

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Notes to Financial Statements	(Cont.)

securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline

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due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from

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Notes to Financial Statements	(Cont.)

war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of

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Notes to Financial Statements	(Cont.)

daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Class A	Class C
1.15%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

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(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the amount waived and/or reimbursed was $16,984.

(g) Acquired Fund Fees and Expenses PIMCO Cayman Commodity Fund VIII, Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $5,711,756. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$9,996,009	$9,391,384	$1,221,268	$1,493,863

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	98,276	$1,031,085	88,359	$949,442

I-2	12,634	130,749	21,944	236,411

I-3	1,705	17,946	2,376	25,802

Class A	2,659	27,533	2,649	28,097

Class C	10	106	3 (a)	29 (a)
Cost of shares redeemed

Institutional Class	(143,395)	(1,485,866)	(165,255)	(1,781,493)

I-2	(21,395)	(220,605)	(57,608)	(616,465)

I-3	(2,582)	(26,578)	(5,991)	(64,431)

Class A	(4,623)	(46,764)	(8,012)	(84,843)

Class C	(4)	(38)	0 (a)	0 (a)

Net increase (decrease) resulting from Fund share transactions	(56,715)	$(572,432)	(121,535)	$(1,307,451)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Class C was May 26, 2023.

As of March 31, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 52% of the Fund. One of the shareholders is a related party of the Fund and comprises 20% of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 35.7% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2025

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the

Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this prospectus.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO TRENDS Managed Futures Strategy Fund	$0	$0	$167,290	$0	$(201,524)	$0	$0	$(34,234)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, short positions, and controlled foreign corporation (CFC) transactions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Notes to Financial Statements	(Cont.)	March 31, 2025

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO TRENDS Managed Futures Strategy Fund	$198,923	$2,601

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO TRENDS Managed Futures Strategy Fund	$2,408,239	$843,891	$(677,178)	$166,713

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, short positions, and controlled foreign corporation (CFC) transactions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO TRENDS Managed Futures Strategy Fund	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO TRENDS Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO TRENDS Managed Futures Strategy Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2025, the related consolidated statement of operations for the year ended March 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights (consolidated) for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TRY	Turkish New Lira

COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

CZK	Czech Koruna	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:

BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average

BOVESPA	Brazil Bovespa Index	DAX	Deutscher Aktien Index 30	SOFR	Secured Overnight Financing Rate

BRENT	Brent Crude	EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate

CAC	Cotation Assistée en Continu	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	THOR	Thai Overnight Baht Repurchase Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	IFSC	National Stock Exchange of India	TOPIX	Tokyo Price Index

CDX.HY	Credit Derivatives Index - High Yield	KOSPI2	Korea Stock Exchange KOSPI 200 Index	VSTOXX	Euro Stoxx 50 Volatility Index

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	oz.	Ounce

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BRL-CDI	Brazil Interbank Deposit Rate	KORIBOR	Korea Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CMBS	Collateralized Mortgage-Backed Security	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

EURIBOR	Euro Interbank Offered Rate

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO TRENDS Managed Futures Strategy Fund***
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.
***	The Fund did not pay any dividends or distributions for any share classes during the six month period ended March 31, 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO TRENDS Managed Futures Strategy Fund	0.00%	0.00%	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS10789FSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Notapplicable to the Registrant.

(a)(3)  Exhibit99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Notapplicable to the Registrant.

(a)(5)  Therewas no change in the Registrant’s independent public accountant for the period covered by the report.

(b)     Exhibit99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner President (Principal Executive Officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner President (Principal Executive Officer)

Date:	June 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh Treasurer (Principal Financial & Accounting Officer)

Date:	June 5, 2025